UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21357
Franklin Limited Duration Income Trust
(Exact name of registrant as specified in charter)
One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)
Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)
Registrant's telephone number, including area code:(
650)312-2000
Date of fiscal year end:
12/31
Date of reporting period:
12/31/22
Item 1. Reports to Stockholders.
a.) The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30e-1.)
b.) Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

ANNUAL REPORT
FRANKLIN LIMITED DURATION INCOME TRUST
December 31, 2022
Managed Distribution Policy
: The Fund's Board of Trustees (the "Board") has authorized a managed distribution plan pursuant to which the Fund makes monthly distributions to shareholders at an annual minimum fixed rate of 10%, based on the average monthly net asset value (NAV) of the Fund's common shares (the "Plan"). The Fund calculates the average NAV from the previous month based on the number of business days in the month on which the NAV is calculated. The Plan is intended to provide shareholders with a constant, but not guaranteed, fixed minimum rate of distribution each month and is intended to narrow the discount between the market price and the NAV of the Fund's common shares, but there can be no assurance that the Plan will be successful in doing so. The Fund is managed with a goal of generating as much of the distribution as possible from net ordinary income and short-term capital gains, that is consistent with the Fund's investment strategy and risk profile. To the extent that sufficient distributable income is not available on a monthly basis, the Fund will distribute long-term capital gains and/or return of capital in order to maintain its managed distribution rate. A return of capital may occur, for example, when some or all of the money that was invested in the Fund is paid back to shareholders. A return of capital distribution does not necessarily reflect the Fund's investment performance and should not be confused with "yield" or "income". Even though the Fund may realize current year capital gains, such gains may be offset, in whole or in part, by the Fund's capital loss carryovers from prior years.
The Board may amend the terms of the Plan or terminate the Plan at any time without prior notice to the Fund's shareholders, however, at this time there are no reasonably foreseeable circumstances that might cause the termination of the Plan. The amendment or termination of the Plan could have an adverse effect on the market price of the Fund's common shares. The Plan will be subject to the periodic review by the Board, including a yearly review of the annual minimum fixed rate to determine if an adjustment should be made.
Shareholders should not draw any conclusions about the Fund's investment performance from the amount of the current distribution or from the terms of the Fund's Plan. The Fund will send a Form 1099-DIV to shareholders for the calendar year that will describe how to report the Fund's distributions for federal income tax purposes.

Contents
Annual Report
Franklin Limited Duration Income Trust2
Performance Summary 6
Financial Highlights and Schedule of Investments9
Financial Statements155
Notes to Financial Statements 159
Report of Independent Registered
Public Accounting Firm172
Tax Information173
Important Information to Shareholders174
Annual Meeting of Shareholders 184
Dividend Reinvestment and Cash Purchase Plan185
Board Members and Officers187
Shareholder Information192
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Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com	Annual Report	1

ANNUAL REPORT
Franklin Limited Duration Income Trust
Dear Shareholder:
This annual report for Franklin Limited Duration Income Trust covers the fiscal year ended December 31, 2022.
Your Fund's Goal and Main Investments
The Fund seeks to provide high, current income, with a secondary objective of capital appreciation to the extent possible and consistent with the Fund's primary objective, through a portfolio consisting primarily of high-yield corporate bonds, floating rate corporate loans and mortgage- and other asset-backed securities.
"Plan"). The Plan has maintained this 10% fixed rate since it began in January 2017. The Plan has no impact on the Fund's investment strategy and may reduce the Fund's net asset value. The Fund's investment manager believes the Plan helps maintain the Fund's competitiveness and may benefit the Fund's market price and premium/discount to the Fund's net asset value.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Portfolio Composition
12/31/22
% of Total
Investments*
Corporate Bonds	32.1%
Senior Floating Rate Interests	28.6%
Marketplace Loans	18.2%
Mortgage-Backed Securities	10.0%
Asset-Backed Securities**	9.6%
Commercial Mortgage-Backed Securities	0.7%
Other***	0.4%
Short-Term Investments	0.4%
*
Total investments include long-term and short-term investments. **Includes collateralized loan obligations.
***Includes common stocks, preferred stocks, rights, warrants and convertible bonds.
Economic and Market Overview
The U.S. bond market, as measured by the Bloomberg U.S. Aggregate Bond Index, posted a -13.01% total return for the 12 months ended December 31, 2022.
1
High inflation amid a strong labor market led to significantly tighter monetary policy, reducing the value of most bonds. Geopolitical instability disrupted financial markets following Russia's invasion of Ukraine, adding to the uncertainty surrounding the course of the global economy. While interest rates increased along the entire yield curve (yields for all Treasury maturities), relatively large increases in shorter-term interest rates led the yield curve to invert during the reporting period as investors became increasingly concerned about the economic outlook.
Performance Overview
For the 12 months under review, the Fund posted cumulative total returns of -12.75% based on net asset value and -23.52% based on market price. Net asset value decreased from $8.97 per share on December 31, 2021, to $7.06 at period-end, and the market price decreased from $9.09 to $6.21 over the same period. You can find the Fund's long- term performance data in the Performance Summary on page 6.
The Fund has a managed distribution plan pursuant to which the Fund makes monthly distributions to shareholders at an annual minimum fixed rate of 10%, based on the average monthly net asset value of the Fund's common shares (the
In an effort to control inflation, the U.S. Federal Reserve (Fed) raised the federal funds target rate seven times, beginning in March 2022. By the end of the period the federal funds target rate stood at a range of 4.25%–4.50%, a full 425 basis points higher than the beginning of the year. The Fed noted in its December 2022 meeting that inflation remained elevated amid robust job growth and low unemployment. In order to achieve its goal of 2% long-run inflation, the Fed stated it anticipates making additional increases to the federal funds target rate. Furthermore, the Fed indicated it would continue to reduce its U.S. Treasury (UST) and agency debt and mortgage-backed security holdings.
1. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund's Schedule of Investments (SOI). The SOI begins on page 10.
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UST bonds, as measured by the Bloomberg U.S. Treasury Index, posted a -12.46% total return for the 12-month period.
1
The 10-year UST yield (which moves inversely to price) increased sharply amid high inflation and the Fed's tightening monetary stance. Mortgage-backed securities (MBS), as measured by the Bloomberg U.S. MBS Index, posted a -11.81% total return for the period as mortgage rates rose to the highest level in over two decades and modest prepayment rates led to increasing interest-rate sensitivity.
1
Corporate bond prices also declined, constrained by inflation, rising interest rates and concerns about the impact of elevated interest rates on corporate borrowing costs and the wider economy. Corporate yield spreads, a measure of the difference in yields between corporate bonds and similarly-dated USTs, rose, reflecting investors' increased risk-aversion preferences. In this environment, high-yield corporate bonds, as represented by the Bloomberg U.S. Corporate High Yield Index, posted a -11.19% total return, while investment-grade corporate bonds, as represented by the Bloomberg U.S. Corporate Investment Grade Index, posted a -15.76% total return.
1
Investment Strategy
We invest in a diversified mix of fixed income securities, primarily high-yield corporate bonds, senior secured floating rate corporate loans, and mortgage- and other asset-backed securities. The Fund may also invest a portion in marketplace loans. Our top-down analysis of macroeconomic trends combined with a bottom-up analysis of market sectors, industries and issuers drives our investment process. We seek to maintain a limited duration, or interest-rate sensitivity, to moderate the impact that fluctuating interest rates might have on the Fund's fixed income portfolio. Within the corporate bond and corporate loan sectors, we seek securities trading at reasonable valuations from issuers with characteristics such as strong market positions, stable cash flows, reasonable capital structures, supportive asset values, strong sponsorship and improving credit fundamentals. In the mortgage- and other asset-backed securities sector, we look to capture an attractive income stream and total return through our analysis of security prepayment assumptions, potential pricing ineficiencies and underlying collateral characteristics.
Manager's Discussion
As the calendar turned to 2022, a broader risk-off tone set in as inflation proved to be both higher and more persistent than originally expected, causing the markets to price in
FRANKLIN LIMITED DURATION INCOME TRUST
more Fed tightening. The Russia-Ukraine war sent shock waves through the existing world order, further pressuring commodity prices. As widely expected, the Federal Open Market Committee (FOMC) lifted interest rates by 25 basis points (bps) at its March meeting in an effort to bring inflation under control. Since then, China's stringent COVID-related lockdowns have exacerbated supply-chain disruptions, further weighing on market sentiment. With inflation proving to be a more pervasive problem compared with a stable to strong U.S. employment picture, a 50-bp increase was announced at May's FOMC meeting, followed by four consecutive 75-bp increases, and culminating in a 50-bp increase at December's FOMC meeting. In the last few months of the year, markets focused on slowing inflation data and investors grappled with the potential timing of the transition from a rate hiking cycle to a potential Fed pivot. The Fed on the other hand has remained firmly on a hawkish rate path, which intensified recessionary worries.
High-Yield Corporate Bonds
During the year, as spreads generally widened and UST yields increased, the high yield (HY) asset class experienced negative returns amid fears that the Fed's aggressive interest-rate stance could push the economy into a recession. Volatility persisted as the market kept second guessing the Fed's hawkish commitment against a backdrop of mixed activity and inflation data, especially during the fourth quarter. Amid forecasts of a potential recession and persistent inflationary pressures, the labor market has remained in good shape. Such conflicting economic signals have resulted in a high degree of spread volatility as investors react to headline news. Notwithstanding fears that the Fed could overshoot and cause economic damage, the default rate remained at historically low levels. With the Fed actively seeking to slow the economy to combat inflation, we continue to be cautious of industries or companies that are more exposed to inflationary pressures or facing secular challenges. Against this backdrop, we remain focused on prudent security selection.
Overall, the U.S. HY sector, as measured by the ICE BofA U.S. High Yield Constrained Index, returned -11.21% for the 12-month period ending December 31, 2022, with the lower quality CCC rating category underperforming both single-B and BB-rated issuers.
Floating-Rate Corporate Loans
While loan prices were initially supported by expectations of gradual rate hikes at the beginning of the year, the loan market eventually experienced meaningful price declines as the Fed signaled its commitment to tackling inflation with aggressive tightening. The faster pace of rate hikes was expected to slow economic growth significantly and
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FRANKLIN LIMITED DURATION INCOME TRUST
affect the debt servicing ability of issuers. Amid heightened volatility and uncertainty about the effect of higher interest costs on issuers with higher leverage, demand for higher quality issuers increased, and BB-rated loans outperformed.
At the beginning of the period, loan retail vehicles experienced robust inflows as UST yields increased and investors expected that interest rate hikes would benefit floating rate asset classes such as loans. However, retail flows reversed amid heightened risk-off sentiment, resulting in net flows for the year turning negative in the latter part of the year. However, new collateralized loan obligation (CLO) issuance continued to contribute to loan demand. While total CLO volume slowed in 2022 compared to the record level in the prior year, steady CLO generation continued to help support loan prices, especially among higher rated loans trading at a discount.
While the default rate by number of issuers reached a record low during the period, rising input costs, continued supply-chain disruptions, and expectations of an economic slowdown contributed to price bifurcation between issuers. The default rate gradually rose by the end of the period, and the percentage of loans trading at distressed levels also moved higher. The pace of credit rating downgrades also increased and outnumbered rating upgrades toward the end of the period.
MBS and Securitized Sectors
Securitized sector performance was challenged over the period, with only non-agency mortgage-backed securities (RMBS) posting positive total returns. Agency mortgage- backed securities (MBS) and commercial mortgage-backed securities (CMBS) posted negative returns.
We decreased allocation to RMBS over the period and maintained exposure to agency MBS and a small allocation to CMBS. The portfolio's mortgage exposure remained heavily weighted to conventional Fannie Mae MBS and moved up in coupon over the period, with the largest allocations in 5.0% and 5.5% coupon securities.
We anticipate mortgage origination to remain muted and limited to higher coupons, due to decreased affordability. At current rates, a negligible portion of the mortgage universe has an incentive to refinance their loans. We expect prepayment risk to remain muted, and duration extension risk on the Bloomberg U.S. MBS Index to be minimal in the event of a sell-off in rates. We expect MBS volatility to remain high prior to Fed meetings and macroeconomic data releases.
CFA
®
is a trademark owned by CFA Institute.
We expect home price appreciation (HPA) to continue to slow and are forecasting that prices will decline in 2023, driven primarily by a lack of affordability due to significant HPA since the pandemic and the highest mortgage rates in two decades. However, we believe the supply and demand mismatch will persist and do not expect a severe home price correction. While strong underwriting standards, lower household leverage and a healthy labor market should keep mortgage credit performance stable, the smaller size of the RMBS sector relative to other fixed income sectors and its strong correlation to other credit products can act as a technical headwind, in our view.
In 2023, higher interest rates and cap rates are likely to pressure net operating income (NOI) and should lead to lower commercial real estate (CRE) prices. The recent risk-off in the credit markets have softened valuations and has led to a steeper credit curve. We remain cautious in the CMBS sector as we expect spread volatility to persist and will look to selectively participate in fundamentally strong transactions.
Effective August 1, 2022, Patrick Klein was added as Portfolio Manager. Subsequent to fiscal year-end December 31, 2022, David Yuen (Portfolio Manager) retired effective September 30, 2022. His responsibilities have been allocated to others in the portfolio management team.
Thank you for your continued participation in Franklin Limited Duration Income Trust. We look forward to serving your future investment needs.
Sincerely,
Sonal Desai, Ph.D.
Glenn I. Voyles, CFA
Justin Ma, CFA
Patrick A. Klein, Ph.D.
Portfolio Management Team
The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2022, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment
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FRANKLIN LIMITED DURATION INCOME TRUST
manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.
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FRANKLIN LIMITED DURATION INCOME TRUST
Performance Summary as of December 31, 2022
Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not reflect any sales charges paid at inception or brokerage commissions paid on secondary market purchases. The performance tables and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/22
1,2
	Cumulative Total Return 3		Average Annual Total Return 3
	Based on	Based on	Based on	Based on
	NAV 4	market price 5	NAV 4	market price 5
1-Year	-12.75%	-23.52%	-12.75%	-23.52%
5-Year	-4.94%	-10.06%	-1.01%	-2.10%
10-Year	+16.25%	+7.58%	+1.52%	+0.73%
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Share Prices
Symbol: FTF	12/31/22	12/31/21	Change
Net Asset Value (NAV)	$7.06	$8.97	-$1.91
Market Price (NYSE)	$6.21	$9.09	-$2.88
See page 8 for Performance Summary footnotes.
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FRANKLIN LIMITED DURATION INCOME TRUST
PERFORMANCE SUMMARY
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

12/31/12–12/31/22

$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
12/12
12/14
12/16
12/18
12/20
12/22
$13,249
$11,636
$10,753

— Franklin Limited Duration Income Trust – Based on NAV

— Blended Benchmark (1/3 CS High Yield Index + 1/3 CS Leveraged Loan Index + 1/3 Bloomberg MBS Index)[6]

— Franklin Limited Duration Income Trust – Based on Market Price

See page 8 for Performance Summary footnotes.
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FRANKLIN LIMITED DURATION INCOME TRUST
PERFORMANCE SUMMARY
Distributions
(1/1/22–12/31/22)
Net Investment	Tax Return
Income	of Capital	Total
$0.5735	$0.2102	$0.7837
All investments involve risks, including possible loss of principal. Interest-rate movements and mortgage prepayments will affect the Fund's share price and yield. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund's share price may decline. Changes in the financial strength of a bond issuer or in a bond's credit rating may affect its value. High yields reflect the higher credit risks associated with certain lower-rated securities held in the portfolio. Floating-rate loans and high-yield corporate bonds are rated below investment grade and are subject to greater risk of default, which could result in loss of principal—a risk that may be heightened in a slowing economy. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund is actively managed but there is no guarantee that the manager's investment decisions will produce the desired results.
1.
Figures are for common shares. As of 12/31/22, the Fund had leverage in the amount of 33.14% of the Fund's total portfolio. The Fund employs leverage through par- ticipation in a Credit Facility, entering into reverse repurchase agreements, and purchase of Mortgage Dollar Rolls. The use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares). The cost of leverage rises and falls with changes in short-term interest rates. Such increases/decreases in the cost of the Fund's leverage may be offset by increased/decreased income from the Fund's floating rate investments.
2.
Gross expenses are the Fund's total annual operating expenses as of the Fund's annual report available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 2/29/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
3.
Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4.
Assumes reinvestment of distributions based on net asset value.
5.
Assumes reinvestment of distributions based on the dividend reinvestment and cash purchase plan.
6.
Sources: Bloomberg and Credit Suisse. The Blended Benchmark is calculated internally and is composed of 1/3 Credit Suisse (CS) High Yield Index, 1/3 CS Leveraged Loan Index and 1/3 Bloomberg U.S.
Mortgage-Backed Securities Index. The CS High Yield Index is designed to mirror the investable universe of the U.S. dollar-denomi- nated high-yield debt traded in the U.S. credit market. The CS Leveraged Loan Index (CS LLI) is designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market. Loans must be below investment-grade and rated no higher than Baa/BB+ or Ba1/BBB+ by Moody's or S&P. The Bloomberg U.S. Mortgage-Backed Securities (MBS) Index tracks the performance of fixed-rate agency mortgage-backed pass-through securities guaranteed by Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC). Effective June 1, 2017, hybrid adjustable-rate mortgages were removed from the index.
See www.franklintempletondatasources.com for additional data provider information.
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FRANKLIN LIMITED DURATION INCOME TRUST
Financial Highlights
		Year Ended December 31,
	2022	2021	2020	2019	2018
Per common share operating performance
(for a common share outstanding throughout the year)
Net asset value, beginning of year . . . . . . . . . . . . . . . . . . .	$8.97	$9.43	$10.00	$10.11	$12.32
Income from investment operations:
Net investment income a .. . . . . . . . . . . . . . . . . . . . . . . . .	0.62	0.52	0.51	0.53	0.57
Net realized and unrealized gains (losses).. . . . . . . . . . .	(1.46)	(0.05)	(0.15)	0.39	(0.79)
Dividends to preferred shareholders from net investment
income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	—	—	—	—	(0.06)
Total from investment operations.. . . . . . . . . . . . . . . . . . . .	(0.84)	0.47	0.36	0.92	(0.28)
Less distributions to common shareholders from:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . .	(0.57)	(0.55)	(0.55)	(0.58)	(0.49)
Tax return of capital.. . . . . . . . . . . . . . . . . . . . . . . . . . . .	(0.21)	(0.38)	(0.38)	(0.45)	(0.68)
Total distributions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(0.78)	(0.93)	(0.93)	(1.03)	(1.17)
Dilution effect of rights offering.. . . . . . . . . . . . . . . . . . . .	(0.29) b	—	—	—	(0.76) c
Net asset value, end of year.. . . . . . . . . . . . . . . . . . . . . . .	$7.06	$8.97	$9.43	$10.00	$10.11
Market value, end of year d . . . . . . . . . . . . . . . . . . . . . . . . .	$6.21	$9.09	$9.42	$9.59	$9.02
Total return (based on net asset value per share) e .. . . . . . .	(12.75)%	5.16%	4.26%	9.33%	(9.07)%
Total return (based on market value per share) e .. . . . . . . . .	(23.52)%	6.77%	9.43%	18.34%	(14.86)%
Ratios to average net assets applicable to common
shares f
Expenses before waiver and payments by affiliates.. . . . . .	2.69%	1.76%	1.86%	2.16%	1.73%
Expenses net of waiver and payments by affiliates g .. . . . . .	2.68%	1.75%	1.85%	2.15%	1.71%
Net investment income.. . . . . . . . . . . . . . . . . . . . . . . . . . .	8.16%	5.58%	5.51%	5.15%	4.97%
Supplemental data
Net assets applicable to common shares, end of year (000's).	$285,319	$270,437	$284,199	$301,452	$304,804
Portfolio turnover rate.. . . . . . . . . . . . . . . . . . . . . . . . . . . .	95.50%	107.66%	106.46%	113.49%	198.44%
Portfolio turnover rate excluding mortgage dollar rolls h .. . . .	52.93%	51.04%	60.46%	57.50%	63.84%
Total credit facility and reverse repurchase agreements
outstanding at end of year (000's).. . . . . . . . . . . . . . . . . . .	$117,090	$116,359	$111,505	$107,117	$90,000 i
Asset coverage per $1,000 of debt. . . . . . . . . . . . . . . . . . .	$3,437	$3,324	$3,549	$3,814	$4,387 i
a
Based on average daily shares outstanding.
b
Represents the impact of Fund's rights offering of 10,250,000 common shares in February 2022 as a subscription price per share based on a formula.
c
Represents the impact of Fund's rights offering of 7,534,709 common shares in October 2018 as a subscription price per share based on a formula.
d
Based on the last sale on the NYSE American.
e
The Market Value Total Return is calculated assuming a purchase of common shares on the opening of the first business day and a sale on the closing of the last business day of each period. Dividends and distributions are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund's Dividend Reinvestment and Cash Purchase Plan, which includes brokerage commissions. Net Asset Value Total Return is calculated on the same basis, except that the Fund's net asset value is used on the purchase, sale and dividend reinvestment dates instead of market value. Total return does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares at the opening of the first business day and sale on the closing of the last business day of each period.
f
Based on income and expenses applicable to both common and preferred shares.
g
Benefit of expense reduction rounds to less than 0.01%.
h
See Note 1(d) regarding mortgage dollar rolls.
i
Effective August 15, 2018, the Fund began participating in a credit facility.
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FRANKLIN LIMITED DURATION INCOME TRUST
Schedule of Investments, December 31, 2022
  Country                     Shares
                    Value
a	a	a	a	a	a
	Common Stocks 0.3%
	Hotels, Restaurants & Leisure 0.0% †
	a 24 Hour Fitness Worldwide, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	24,950		$4,553
	Metals & Mining 0.1%
	a Petra Diamonds Ltd., DI. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	South Africa	331,401		377,413
	Oil, Gas & Consumable Fuels 0.2%
	a Amplify Energy Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	281		2,470
	Birch Permian Holdings, Inc... . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	20,307		379,487
	California Resources Corp... . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	42		1,828
	a,b,c Nine Point Energy Holdings, Inc... . . . . . . . . . . . . . . . . . . . . . . . . .	United States	2,334,763		—
					383,785
	Road & Rail 0.0% †
	a,b Onsite Rental Group Operations Pty. Ltd.. . . . . . . . . . . . . . . . . . . .	Australia	522,133		44,659
	. . . .Total Common Stocks (Cost $2,143,353).. . . . . . . . .	. . . . . . . . . . . . . . . . . . . . . . .		. . .	810,410
	Preferred Stocks 0.0% †

	Hotels, Restaurants & Leisure 0.0% †
	a 24 Hour Fitness Worldwide, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	59,089		886
	. . . .Total Preferred Stocks (Cost $79,741).. . . . . . . . . . . .	. . . . . . . . . . . . . . . . . . . . . . .		. . .	886
			Rights

	Rights 0.3%
	Independent Power and Renewable Electricity Producers 0.3%
	a Talen Energy Supply LLC, 5/09/23 . . . . . . . . . . . . . . . . . . . . . . . . .	United States	2,410,000		795,300
	. . . .Total Rights (Cost $–).. . . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . . . . . . . . . . . . . . .		. . .	795,300
			Warrants

	Warrants 0.0% †
	Oil, Gas & Consumable Fuels 0.0% †
	a California Resources Corp., 10/27/24. . . . . . . . . . . . . . . . . . . . . . .	United States	96		1,210
	. . . .Total Warrants (Cost $–). . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . . . . . . . . . . . . . . .		. . .	1,210
			Principal

			Amount *
	Convertible Bonds 0.0% †
	Wireless Telecommunication Services 0.0% †
	d,e,f Digicel Group Holdings Ltd., Sub. Bond, 144A, PIK, 7%, Perpetual.	Bermuda	36,130		2,831
	. . . . Total Convertible Bonds (Cost $10,002) .. . . . . . . . . .	. . . . . . . . . . . . . . . . . . . . . . .		. . .	2,831
	Corporate Bonds 46.8%

	Aerospace & Defense 0.5%
	f,g TransDigm, Inc., Senior Secured Note, 144A, 6.25%, 3/15/26.. . . .	United States	1,400,000		1,383,746
	Airlines 0.8%
	f,g American Airlines Inc/AAdvantage Loyalty IP Ltd., Senior Secured
	Note, 144A, 5.5%, 4/20/26.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	1,000,000		963,402
	f,g Mileage Plus Holdings LLC / Mileage Plus Intellectual Property
	Assets Ltd., Senior Secured Note, 144A, 6.5%, 6/20/27.. . . . . . .	United States	1,080,070		1,076,183
	f,g United Airlines, Inc.,
	Senior Secured Note, 144A, 4.375%, 4/15/26 .. . . . . . . . . . . . . .	United States	100,000		92,863
10	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST SCHEDULE OF INVESTMENTS
Principal
Country	Amount *
Value
a		a	a	a	a
Corporate Bonds (continued)
Airlines (continued)
f,g United Airlines, Inc., (continued)
Senior Secured Note, 144A, 4.625%, 4/15/29	.. . . . . . . . . . . . . .	United States	300,000		$261,735
					2,394,183
Auto Components 1.2%
h Dana, Inc., Senior Note, 5.625%, 6/15/28. . . . .	. . . . . . . . . . . . . . .	United States	1,400,000		1,276,053
f,h Dornoch Debt Merger Sub, Inc., Senior Note, 144A, 6.625%,
10/15/29. . . . . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . . . . . . .	United States	800,000		562,245
g Goodyear Tire & Rubber Co. (The), Senior Note, 9.5%, 5/31/25.. . .		United States	1,000,000		1,029,132
f,g Real Hero Merger Sub 2, Inc., Senior Note, 144A, 6.25%, 2/01/29..		United States	1,000,000		686,800
					3,554,230
Automobiles 0.3%
f,g Jaguar Land Rover Automotive plc, Senior Note, 144A, 5.5%,
7/15/29. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . . . . . . .	United Kingdom	1,300,000		922,358
Banks 0.5%
e,g JPMorgan Chase & Co., R, Junior Sub. Bond, 6% to 7/31/23, FRN
thereafter, Perpetual. . . . . . . . . . . . . . . . . . .	. . . . . . . . . . . . . . .	United States	1,500,000		1,470,900
Beverages 0.2%
f,g Primo Water Holdings, Inc., Senior Note, 144A, 4.375%, 4/30/29.. .		Canada	700,000		605,340
Biotechnology 0.2%
f,g Emergent BioSolutions, Inc., Senior Note, 144A, 3.875%, 8/15/28..		United States	900,000		448,825
Building Products 1.4%
f,g Advanced Drainage Systems, Inc., Senior Note, 144A, 6.375%,
6/15/30. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . . . . . . .	United States	500,000		486,505
f Camelot Return Merger Sub, Inc., Senior Secured Note, 144A,
8.75%, 8/01/28. . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . . . . . . .	United States	700,000		643,248
f,g Cornerstone Building Brands, Inc., Senior Note, 144A, 6.125%,
1/15/29. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . . . . . . .	United States	1,000,000		705,870
f,g Eco Material Technologies, Inc., Senior Secured Note, 144A,
7.875%, 1/31/27. . . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . . . . . . .	United States	500,000		478,279
f Oscar AcquisitionCo LLC / Oscar Finance, Inc., Senior Note, 144A,
9.5%, 4/15/30. . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . . . . . . .	United States	1,000,000		898,700
f,g Summit Materials LLC / Summit Materials Finance Corp., Senior
Note, 144A, 5.25%, 1/15/29.. . . . . . . . . . . . . . . . . . . . . . . . . . . .		United States	800,000		746,240
					3,958,842
Capital Markets 0.1%
f,g Jane Street Group / JSG Finance, Inc., Senior Secured Note, 144A,
4.5%, 11/15/29 . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . . . . . . .	United States	300,000		258,433
Chemicals 2.3%
d,f Anagram International, Inc. / Anagram Holdings LLC, Secured Note,
144A, PIK, 10%, 8/15/26.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		United States	150,205		94,087
f ASP Unifrax Holdings, Inc.,
Senior Note, 144A, 7.5%, 9/30/29 .. . . . . . . .	. . . . . . . . . . . . . . .	United States	200,000		127,200
g Senior Secured Note, 144A, 5.25%, 9/30/28 .. . . . . . . . . . . . . . .		United States	300,000		241,798
f,g Braskem Idesa SAPI, Senior Secured Bond, 144A, 6.99%, 2/20/32.		Mexico	300,000		214,714
Celanese US Holdings LLC, Senior Note, 6.33%, 7/15/29.. . . . . . .		United States	1,000,000		973,774
f,g Consolidated Energy Finance SA, Senior Note, 144A, 5.625%,
10/15/28. . . . . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . . . . . . .	Switzerland	600,000		510,586
f Element Solutions, Inc., Senior Note, 144A, 3.875%, 9/01/28 . . . . .		United States	300,000		255,480
f,h GPD Cos., Inc., Senior Secured Note, 144A, 10.125%, 4/01/26.. . .		United States	1,500,000		1,281,120

franklintempleton.com	The accompanying notes are an integral part of these financial statements.			Annual Report	11

FRANKLIN LIMITED DURATION INCOME TRUST SCHEDULE OF INVESTMENTS
Principal
Country	Amount *
Value
a		a	a	a	a
	Corporate Bonds (continued)
	Chemicals (continued)
f,g Illuminate Buyer LLC / Illuminate Holdings IV, Inc., Senior Note,
	144A, 9%, 7/01/28.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	1,000,000		$838,851
d,f Kobe US Midco 2, Inc., Senior Note, 144A, PIK, 9.25%, 11/01/26. .		United States	200,000		141,000
f,g Rain CII Carbon LLC / CII Carbon Corp., Secured Note, 144A,
	7.25%, 4/01/25. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	1,000,000		923,080
f,g SCIH Salt Holdings, Inc., Senior Secured Note, 144A, 4.875%,
	5/01/28. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	300,000		257,983
f,h Vibrantz Technologies, Inc., Senior Note, 144A, 9%, 2/15/30.. . . . .		United States	1,000,000		755,961
					6,615,634
	Commercial Services & Supplies 0.8%
f,g APX Group, Inc., Senior Note, 144A, 5.75%, 7/15/29.. . . . . . . . . . .		United States	800,000		663,589
f,g Harsco Corp., Senior Note, 144A, 5.75%, 7/31/27.. . . . . . . . . . . . .		United States	1,400,000		1,107,605
f,g Prime Security Services Borrower LLC / Prime Finance, Inc., Senior
	Secured Note, 144A, 3.375%, 8/31/27.. . . . . . . . . . . . . . . . . . . .	United States	600,000		518,856
					2,290,050
	Construction & Engineering 0.7%
f,g Arcosa, Inc., Senior Note, 144A, 4.375%, 4/15/29.. . . . . . . . . . . . .		United States	300,000		260,537
f,g Great Lakes Dredge & Dock Corp., Senior Note, 144A, 5.25%,
	6/01/29. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	500,000		389,350
f,g VM Consolidated, Inc., Senior Note, 144A, 5.5%, 4/15/29. . . . . . . .		United States	800,000		705,648
f,g Weekley Homes LLC / Weekley Finance Corp., Senior Note, 144A,
	4.875%, 9/15/28. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	800,000		673,632
					2,029,167
	Consumer Finance 0.5%
f,g PRA Group, Inc., Senior Note, 144A, 5%, 10/01/29.. . . . . . . . . . . .		United States	300,000		247,941
f,g PROG Holdings, Inc., Senior Note, 144A, 6%, 11/15/29.. . . . . . . . .		United States	1,400,000		1,128,372
					1,376,313
	Containers & Packaging 2.8%
f,g Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
	Packaging Finance plc, Senior Note, 144A, 4%, 9/01/29.. . . . . . .	United States	1,500,000		1,191,603
f Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.,
h	Senior Note, 144A, 5.25%, 8/15/27 .. . . . . . . . . . . . . . . . . . . . . .	United States	600,000		449,593
g	Senior Secured Note, 144A, 5.25%, 4/30/25 .. . . . . . . . . . . . . . .	United States	600,000		571,973
g Crown Americas LLC / Crown Americas Capital Corp. VI, Senior
	Note, 4.75%, 2/01/26.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	500,000		486,235
f Mauser Packaging Solutions Holding Co.,
g	Senior Note, 144A, 7.25%, 4/15/25 .. . . . . . . . . . . . . . . . . . . . . .	United States	1,500,000		1,390,165
h	Senior Secured Note, 144A, 8.5%, 4/15/24 .. . . . . . . . . . . . . . . .	United States	1,200,000		1,181,950
f Owens-Brockway Glass Container, Inc.,
g	Senior Note, 144A, 5.875%, 8/15/23 .. . . . . . . . . . . . . . . . . . . . .	United States	119,000		118,634
h	Senior Note, 144A, 6.625%, 5/13/27 .. . . . . . . . . . . . . . . . . . . . .	United States	375,000		364,409
f,g Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer,
	Inc., Senior Secured Note, 144A, 4.375%, 10/15/28.. . . . . . . . . .	United States	300,000		268,403
f,h Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer
	LLC, Senior Secured Note, 144A, 4%, 10/15/27.. . . . . . . . . . . . .	United States	1,200,000		1,066,381
f,g Sealed Air Corp., Senior Bond, 144A, 5.5%, 9/15/25.. . . . . . . . . . .		United States	600,000		592,414
f,g Trivium Packaging Finance BV, Senior Note, 144A, 8.5%, 8/15/27..		Netherlands	400,000		367,642
					8,049,402
	Diversified Consumer Services 0.4%
h Grand Canyon University, 5.125%, 10/01/28.. . . . . . . . . . . . . . . . .		United States	1,300,000		1,226,277
12	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST SCHEDULE OF INVESTMENTS
Principal
Country	Amount *
Value
a			a	a	a	a
	Corporate Bonds (continued)
	Diversified Financial Services 0.6%
f,g Jefferson Capital Holdings LLC, Senior Note, 144A, 6%, 8/15/26.. .			United States	1,200,000		$994,620
f,h MPH Acquisition Holdings LLC, Senior Note, 144A, 5.75%, 11/01/28.			United States	1,100,000		733,933
						1,728,553
	Diversified Telecommunication Services 1.5%
f Altice France Holding SA,
	Senior Note, 144A, 6%, 2/15/28 . . . . . . . . . . .	. . . . . . . . . . . . . .	Luxembourg	300,000		177,733
g	Senior Secured Note, 144A, 10.5%, 5/15/27 ..	. . . . . . . . . . . . . .	Luxembourg	1,700,000		1,299,905
f,g CCO Holdings LLC / CCO Holdings Capital Corp., Senior Note,
	144A, 6.375%, 9/01/29 . . . . . . . . . . . . . . . . . .	. . . . . . . . . . . . . .	United States	1,000,000		941,665
f,g DKT Finance ApS, Senior Secured Note, 144A, 9.375%, 6/17/23.. .			Denmark	1,100,000		1,090,375
f,g Iliad Holding SASU, Senior Secured Note, 144A, 6.5%, 10/15/26. .			France	800,000		743,347
						4,253,025
	Electric Utilities 0.6%
f Vistra Operations Co. LLC,
g	Senior Note, 144A, 5.625%, 2/15/27 .. . . . . . .	. . . . . . . . . . . . . .	United States	1,300,000		1,236,121
h	Senior Note, 144A, 4.375%, 5/01/29 .. . . . . . .	. . . . . . . . . . . . . .	United States	400,000		345,453
						1,581,574
	Electrical Equipment 0.8%
f,g Sensata Technologies BV, Senior Note, 144A, 4%, 4/15/29.. . . . . .			United States	1,500,000		1,295,775
f,h Vertiv Group Corp., Senior Secured Note, 144A, 4.125%, 11/15/28.			United States	1,300,000		1,106,534
						2,402,309
	Electronic Equipment, Instruments & Components 0.2%
f,g TTM Technologies, Inc., Senior Note, 144A, 4%, 3/01/29.. . . . . . . .			United States	500,000		429,495
	Energy Equipment & Services 1.5%
f,g CSI Compressco LP / CSI Compressco Finance, Inc.,
d	Secured Note, 144A, PIK, 10%, 4/01/26 . . . . .	. . . . . . . . . . . . . .	United States	1,058,831		875,558
	Senior Secured Note, 144A, 7.5%, 4/01/25 .. .	. . . . . . . . . . . . . .	United States	325,000		304,388
f Enerflex Ltd., Senior Secured Note, 144A, 9%, 10/15/27.. . . . . . . .			Canada	900,000		898,713
f,g Nabors Industries Ltd., Senior Note, 144A, 7.25%, 1/15/26. . . . . . .			United States	1,000,000		943,979
f Weatherford International Ltd.,
	Senior Note, 144A, 11%, 12/01/24 . . . . . . . . .	. . . . . . . . . . . . . .	United States	47,000		48,118
g	Senior Note, 144A, 8.625%, 4/30/30 .. . . . . . .	. . . . . . . . . . . . . .	United States	700,000		673,465
g	Senior Secured Note, 144A, 6.5%, 9/15/28 .. .	. . . . . . . . . . . . . .	United States	400,000		392,696
						4,136,917
	Entertainment 1.0%
f,g Banijay Entertainment SASU, Senior Secured Note, 144A, 5.375%,
	3/01/25. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . . . . . .	France	2,000,000		1,893,160
f,h Netflix, Inc., Senior Note, 144A, 3.625%, 6/15/25. . . . . . . . . . . . . .			United States	1,100,000		1,054,955
						2,948,115
	Equity Real Estate Investment Trusts (REITs) 0.7%
f,g Global Net Lease, Inc. / Global Net Lease Operating Partnership LP,
	Senior Note, 144A, 3.75%, 12/15/27 . . . . . . . .	. . . . . . . . . . . . . .	United States	800,000		662,733
f,g Necessity Retail REIT, Inc. (The) / American Finance Operating
	Partner LP, Senior Note, 144A, 4.5%, 9/30/28 .	. . . . . . . . . . . . . .	United States	500,000		368,235
f,g VICI Properties LP / VICI Note Co., Inc., Senior Note, 144A, 3.75%,
	2/15/27. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . . . . . .	United States	700,000		636,562
f,g XHR LP, Senior Secured Note, 144A, 4.875%, 6/01/29. . . . . . . . . .			United States	400,000		328,171
						1,995,701

franklintempleton.com		The accompanying notes are an integral part of these financial statements.			Annual Report	13

FRANKLIN LIMITED DURATION INCOME TRUST SCHEDULE OF INVESTMENTS
Principal
Country	Amount *
Value
a	a	a	a	a
Corporate Bonds (continued)
Food Products 0.5%
g B&G Foods, Inc.,
Senior Note, 5.25%, 4/01/25 .. . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	1,000,000	$878,393
Senior Note, 5.25%, 9/15/27 .. . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	400,000	307,387
f,g Darling Ingredients, Inc., Senior Note, 144A, 6%, 6/15/30. . . . . . . .	United States	200,000	195,770
1,381,550
Health Care Equipment & Supplies 0.4%
f,g Garden Spinco Corp., Senior Note, 144A, 8.625%, 7/20/30.. . . . . .	United States	400,000	424,578
f,g Medline Borrower LP,
Senior Note, 144A, 5.25%, 10/01/29 .. . . . . . . . . . . . . . . . . . . . .	United States	500,000	398,027
Senior Secured Note, 144A, 3.875%, 4/01/29 .. . . . . . . . . . . . . .	United States	400,000	323,098
1,145,703
Health Care Providers & Services 0.9%
g Centene Corp., Senior Note, 4.25%, 12/15/27.. . . . . . . . . . . . . . . .	United States	400,000	376,027
f CHS/Community Health Systems, Inc.,
h	Secured Note, 144A, 6.125%, 4/01/30 . . . . . . . . . . . . . . . . . . . .	United States	500,000	248,527
g	Senior Secured Note, 144A, 5.625%, 3/15/27 .. . . . . . . . . . . . . .	United States	400,000	343,712
f,g DaVita, Inc., Senior Note, 144A, 4.625%, 6/01/30. . . . . . . . . . . . . .	United States	700,000	564,579
f,g Tenet Healthcare Corp.,
Senior Secured Note, 144A, 4.875%, 1/01/26 .. . . . . . . . . . . . . .	United States	500,000	473,836
Senior Secured Note, 144A, 6.125%, 6/15/30 .. . . . . . . . . . . . . .	United States	700,000	668,189
2,674,870
Hotels, Restaurants & Leisure 4.2%
b,f,i 24 Hour Fitness Worldwide, Inc., Senior Note, 144A, 8%, 6/01/22. .	United States	1,500,000	—
f,g Boyne USA, Inc., Senior Note, 144A, 4.75%, 5/15/29 . . . . . . . . . . .	United States	300,000	265,896
f,g Carnival Corp.,
Senior Note, 144A, 7.625%, 3/01/26 .. . . . . . . . . . . . . . . . . . . . .	United States	400,000	317,746
Senior Note, 144A, 5.75%, 3/01/27 .. . . . . . . . . . . . . . . . . . . . . .	United States	1,500,000	1,073,655
f Carnival Holdings Bermuda Ltd., Senior Note, 144A, 10.375%,
5/01/28. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	400,000	411,354
f,g Everi Holdings, Inc., Senior Note, 144A, 5%, 7/15/29.. . . . . . . . . . .	United States	700,000	602,187
f,g Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.,
Senior Note, 144A, 6.75%, 1/15/30. . . . . . . . . . . . . . . . . . . . . . .	United States	1,000,000	808,475
f,g Genting New York LLC / GENNY Capital, Inc., Senior Note, 144A,
3.3%, 2/15/26. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	400,000	349,969
f,g International Game Technology plc, Senior Secured Note, 144A,
4.125%, 4/15/26. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	400,000	373,582
f Motion Bondco DAC, Senior Note, 144A, 6.625%, 11/15/27.. . . . . .	United Kingdom	200,000	172,489
f,h NCL Corp. Ltd., Senior Note, 144A, 5.875%, 3/15/26.. . . . . . . . . . .	United States	300,000	236,160
f,g Papa John's International, Inc., Senior Note, 144A, 3.875%, 9/15/29.	United States	300,000	250,882
f,g Penn Entertainment, Inc., Senior Note, 144A, 4.125%, 7/01/29. . . .	United States	200,000	158,261
f Premier Entertainment Sub LLC / Premier Entertainment Finance
Corp.,
Senior Bond, 144A, 5.875%, 9/01/31 .. . . . . . . . . . . . . . . . . . . . .	United States	500,000	354,350
g	Senior Note, 144A, 5.625%, 9/01/29 .. . . . . . . . . . . . . . . . . . . . .	United States	900,000	664,830
f Royal Caribbean Cruises Ltd.,
g	Senior Note, 144A, 5.5%, 8/31/26 .. . . . . . . . . . . . . . . . . . . . . . .	United States	700,000	589,750
Senior Note, 144A, 11.625%, 8/15/27 . . . . . . . . . . . . . . . . . . . . .	United States	700,000	704,172
f,g Station Casinos LLC, Senior Note, 144A, 4.5%, 2/15/28. . . . . . . . .	United States	200,000	174,186
f,g Studio City Finance Ltd., Senior Note, 144A, 5%, 1/15/29. . . . . . . .	Macau	1,500,000	1,109,617
f,g Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., Senior Bond,
144A, 5.5%, 3/01/25. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	1,700,000	1,617,390
f Wynn Macau Ltd., Senior Note, 144A, 5.625%, 8/26/28.. . . . . . . . .	Macau	300,000	256,888
14	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST SCHEDULE OF INVESTMENTS
Principal
Country	Amount *
Value
a	a	a	a	a
Corporate Bonds (continued)
Hotels, Restaurants & Leisure (continued)
f,g Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., Senior
Note, 144A, 7.75%, 4/15/25.. . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	1,500,000		$1,494,055
				11,985,894
Household Durables 0.6%
f,g Ashton Woods USA LLC / Ashton Woods Finance Co.,
Senior Note, 144A, 6.625%, 1/15/28 .. . . . . . . . . . . . . . . . . . . . .	United States	500,000		442,310
Senior Note, 144A, 4.625%, 4/01/30 .. . . . . . . . . . . . . . . . . . . . .	United States	1,000,000		803,910
g M/I Homes, Inc., Senior Note, 3.95%, 2/15/30.. . . . . . . . . . . . . . . .	United States	600,000		485,228
				1,731,448
Independent Power and Renewable Electricity Producers 2.1%
f,g Calpine Corp., Senior Note, 144A, 5.125%, 3/15/28. . . . . . . . . . . .	United States	1,500,000		1,341,492
f,g Clearway Energy Operating LLC,
Senior Bond, 144A, 3.75%, 1/15/32 . . . . . . . . . . . . . . . . . . . . . .	United States	400,000		322,142
Senior Note, 144A, 4.75%, 3/15/28 .. . . . . . . . . . . . . . . . . . . . . .	United States	300,000		277,349
Senior Note, 144A, 3.75%, 2/15/31 .. . . . . . . . . . . . . . . . . . . . . .	United States	200,000		166,305
f,g InterGen NV, Senior Secured Bond, 144A, 7%, 6/30/23.. . . . . . . . .	Netherlands	2,200,000		2,138,749
f,g Leeward Renewable Energy Operations LLC, Senior Note, 144A,
4.25%, 7/01/29. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	1,000,000		855,668
i Talen Energy Supply LLC, Senior Note, 6.5%, 6/01/25. . . . . . . . . .	United States	1,600,000		752,000
				5,853,705
Insurance 0.4%
f,g Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Senior
Note, 144A, 6.75%, 10/15/27.. . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	400,000		360,404
f Jones Deslauriers Insurance Management, Inc., Senior Note, 144A,
10.5%, 12/15/30. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	Canada	800,000		788,923
				1,149,327
Internet & Direct Marketing Retail 0.0% †
f,g Match Group Holdings II LLC, Senior Note, 144A, 3.625%, 10/01/31.	United States	100,000		76,816
IT Services 1.0%
f,g Cablevision Lightpath LLC, Senior Secured Note, 144A, 3.875%,
9/15/27. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	700,000		580,274
f,g Cogent Communications Group, Inc., Senior Secured Note, 144A,
3.5%, 5/01/26. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	500,000		454,844
f,g Gartner, Inc.,
Senior Note, 144A, 4.5%, 7/01/28 .. . . . . . . . . . . . . . . . . . . . . . .	United States	500,000		467,050
Senior Note, 144A, 3.625%, 6/15/29 .. . . . . . . . . . . . . . . . . . . . .	United States	200,000		175,985
f,g Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., Senior
Note, 144A, 6%, 2/15/28. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	1,100,000		853,087
f,g Presidio Holdings, Inc., Senior Note, 144A, 8.25%, 2/01/28.. . . . . .	United States	400,000		371,464
				2,902,704
Machinery 1.4%
f,g ATS Corp., Senior Note, 144A, 4.125%, 12/15/28. . . . . . . . . . . . . .	Canada	1,300,000		1,123,122
f Chart Industries, Inc., Senior Secured Note, 144A, 7.5%, 1/01/30. .	United States	700,000		704,578
g Hillenbrand, Inc., Senior Note, 5.75%, 6/15/25. . . . . . . . . . . . . . . .	United States	800,000		797,488
f,g Manitowoc Co., Inc. (The), Secured Note, 144A, 9%, 4/01/26. . . . .	United States	1,000,000		941,393
f,h Roller Bearing Co. of America, Inc., Senior Note, 144A, 4.375%,
10/15/29. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	400,000		346,380
				3,912,961
franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	15

FRANKLIN LIMITED DURATION INCOME TRUST SCHEDULE OF INVESTMENTS
Principal
Country	Amount *
Value
a			a	a	a	a
		Corporate Bonds (continued)
		Media 2.1%
f,g Clear Channel International BV, Senior Secured Note, 144A,
	6.625%, 8/01/25.	. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United Kingdom	300,000		$286,735
f Clear Channel Outdoor Holdings, Inc.,
		Senior Note, 144A, 7.75%, 4/15/28 .. . . . . . . . . . . . . . . . . . . . . .	United States	300,000		219,391
		Senior Note, 144A, 7.5%, 6/01/29 .. . . . . . . . . . . . . . . . . . . . . . .	United States	400,000		294,458
		Senior Secured Note, 144A, 5.125%, 8/15/27 .. . . . . . . . . . . . . .	United States	200,000		173,730
g CSC Holdings LLC, Senior Bond, 5.25%, 6/01/24. . . . . . . . . . . . . .			United States	500,000		466,250
f Diamond Sports Group LLC / Diamond Sports Finance Co.,
g		Senior Note, 144A, 6.625%, 8/15/27 .. . . . . . . . . . . . . . . . . . . . .	United States	500,000		5,625
		Senior Secured Note, 144A, 5.375%, 8/15/26 .. . . . . . . . . . . . . .	United States	800,000		95,000
f,g Directv Financing LLC / Directv Financing Co-Obligor, Inc., Senior
		Secured Note, 144A, 5.875%, 8/15/27.. . . . . . . . . . . . . . . . . . . .	United States	200,000		179,312
f,g DISH DBS Corp., Senior Secured Note, 144A, 5.75%, 12/01/28 . . .			United States	1,000,000		800,000
f,g LCPR Senior Secured Financing DAC, Senior Secured Note, 144A,
	6.75%, 10/15/27.	. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	450,000		421,794
f,h News Corp., Senior Note, 144A, 3.875%, 5/15/29.. . . . . . . . . . . . .			United States	1,200,000		1,042,602
f Outfront Media Capital LLC / Outfront Media Capital Corp., Senior
		Note, 144A, 5%, 8/15/27. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	100,000		90,180
f,g Scripps Escrow, Inc., Senior Note, 144A, 5.875%, 7/15/27.. . . . . . .			United States	500,000		447,040
f,g Sinclair Television Group, Inc., Senior Bond, 144A, 5.5%, 3/01/30..			United States	700,000		490,606
f,g Sirius XM Radio, Inc., Senior Note, 144A, 4%, 7/15/28. . . . . . . . . .			United States	600,000		523,332
f,g Univision Communications, Inc., Senior Secured Note, 144A, 4.5%,
	5/01/29. . . . . . . .	. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	400,000		335,254
						5,871,309
		Metals & Mining 0.6%
f,g Constellium SE, Senior Note, 144A, 3.75%, 4/15/29. . . . . . . . . . . .			United States	600,000		488,227
d,f Petra Diamonds US Treasury plc, Senior Secured Note, 144A, PIK,
	10.5%, 3/08/26. .	. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	South Africa	728,486		724,631
f,g SunCoke Energy, Inc., Senior Secured Note, 144A, 4.875%, 6/30/29.			United States	600,000		515,813
						1,728,671
		Mortgage Real Estate Investment Trusts (REITs) 0.3%
f,g Apollo Commercial Real Estate Finance, Inc., Senior Secured Note,
		144A, 4.625%, 6/15/29 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	1,000,000		801,690
		Multiline Retail 0.7%
f,g Macy's Retail Holdings LLC,
		Senior Bond, 144A, 6.125%, 3/15/32 .. . . . . . . . . . . . . . . . . . . . .	United States	600,000		505,200
		Senior Note, 144A, 5.875%, 3/15/30 .. . . . . . . . . . . . . . . . . . . . .	United States	600,000		521,520
h Nordstrom, Inc., Senior Bond, 4%, 3/15/27. . . . . . . . . . . . . . . . . . .			United States	1,000,000		834,350
						1,861,070
		Oil, Gas & Consumable Fuels 5.0%
f Antero Resources Corp., Senior Note, 144A, 7.625%, 2/01/29.. . . .			United States	166,000		167,137
f,g Calumet Specialty Products Partners LP / Calumet Finance Corp.,
		Senior Note, 144A, 8.125%, 1/15/27 . . . . . . . . . . . . . . . . . . . . . .	United States	900,000		842,625
		Cheniere Energy Partners LP,
g		Senior Note, 4.5%, 10/01/29 .. . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	900,000		811,329
h		Senior Note, 4%, 3/01/31 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	1,000,000		852,710
g Cheniere Energy, Inc., Senior Note, 4.625%, 10/15/28.. . . . . . . . . .			United States	600,000		543,475
f,g Chesapeake Energy Corp., Senior Note, 144A, 5.5%, 2/01/26.. . . .			United States	500,000		483,138
f Crestwood Midstream Partners LP / Crestwood Midstream Finance
		Corp.,
h		Senior Note, 144A, 6%, 2/01/29 . . . . . . . . . . . . . . . . . . . . . . . . .	United States	1,500,000		1,378,434
g		Senior Note, 144A, 8%, 4/01/29 . . . . . . . . . . . . . . . . . . . . . . . . .	United States	500,000		498,275

16	Annual Report		The accompanying notes are an integral part of these financial statements.			franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST SCHEDULE OF INVESTMENTS
Principal
Country	Amount *
Value
a	a	a	a	a
Corporate Bonds (continued)
Oil, Gas & Consumable Fuels (continued)
f,g CrownRock LP / CrownRock Finance, Inc., Senior Note, 144A, 5%,
5/01/29. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	300,000	$271,154
f,g Endeavor Energy Resources LP / EER Finance, Inc., Senior Bond,
144A, 5.75%, 1/30/28. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	800,000	767,320
f,g EnLink Midstream LLC, Senior Note, 144A, 6.5%, 9/01/30.. . . . . . .	United States	800,000	792,840
f,g EQM Midstream Partners LP, Senior Note, 144A, 7.5%, 6/01/27. . .	United States	100,000	98,058
f,g EQT Corp., Senior Note, 144A, 3.125%, 5/15/26.. . . . . . . . . . . . . .	United States	300,000	276,101
f,g Harbour Energy plc, Senior Note, 144A, 5.5%, 10/15/26. . . . . . . . .	United Kingdom	500,000	449,017
f,g Hilcorp Energy I LP / Hilcorp Finance Co., Senior Note, 144A, 5.75%,
2/01/29. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	500,000	445,756
f,g Kinetik Holdings LP, Senior Note, 144A, 5.875%, 6/15/30. . . . . . . .	United States	600,000	563,480
f,g Martin Midstream Partners LP / Martin Midstream Finance Corp.,
Secured Note, 144A, 11.5%, 2/28/25.. . . . . . . . . . . . . . . . . . . . .	United States	1,848,728	1,851,908
b,d,f,i Murray Energy Corp., Secured Note, 144A, PIK, 12%, 4/15/24. . . .	United States	606,187	—
Occidental Petroleum Corp.,
g	Senior Note, 5.875%, 9/01/25 .. . . . . . . . . . . . . . . . . . . . . . . . . .	United States	200,000	199,602
g	Senior Note, 5.5%, 12/01/25 .. . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	1,000,000	998,000
h	Senior Note, 8.5%, 7/15/27 .. . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	1,000,000	1,078,526
f,g Venture Global Calcasieu Pass LLC,
Senior Secured Bond, 144A, 4.125%, 8/15/31 .. . . . . . . . . . . . . .	United States	300,000	256,125
Senior Secured Note, 144A, 3.875%, 8/15/29 .. . . . . . . . . . . . . .	United States	300,000	263,026
f,g Viper Energy Partners LP, Senior Note, 144A, 5.375%, 11/01/27.. .	United States	400,000	380,492
14,268,528
Paper & Forest Products 0.1%
f,g Glatfelter Corp., Senior Note, 144A, 4.75%, 11/15/29. . . . . . . . . . .	United States	400,000	241,040
Personal Products 0.3%
f,g Prestige Brands, Inc.,
Senior Bond, 144A, 3.75%, 4/01/31 . . . . . . . . . . . . . . . . . . . . . .	United States	300,000	247,783
Senior Note, 144A, 5.125%, 1/15/28 .. . . . . . . . . . . . . . . . . . . . .	United States	500,000	470,141
717,924
Pharmaceuticals 1.9%
f 1375209 BC Ltd., Senior Secured Note, 144A, 9%, 1/30/28.. . . . . .	Canada	327,000	320,051
f Bausch Health Cos., Inc.,
Secured Note, 144A, 14%, 10/15/30 .. . . . . . . . . . . . . . . . . . . . .	United States	115,000	68,844
Senior Secured Note, 144A, 11%, 9/30/28 .. . . . . . . . . . . . . . . . .	United States	581,000	455,995
f,g,i Endo Dac / Endo Finance LLC / Endo Finco, Inc.,
Secured Note, 144A, 9.5%, 7/31/27 . . . . . . . . . . . . . . . . . . . . . .	United States	492,000	69,495
Senior Note, 144A, 6%, 6/30/28 . . . . . . . . . . . . . . . . . . . . . . . . .	United States	613,000	33,715
f,g,i Endo Luxembourg Finance Co. I SARL / Endo US, Inc., Senior
Secured Note, 144A, 6.125%, 4/01/29.. . . . . . . . . . . . . . . . . . . .	United States	500,000	380,237
f,g Jazz Securities DAC, Senior Secured Note, 144A, 4.375%, 1/15/29.	United States	1,300,000	1,160,998
f,h Organon & Co. / Organon Foreign Debt Co-Issuer BV, Senior
Secured Note, 144A, 4.125%, 4/30/28.. . . . . . . . . . . . . . . . . . . .	United States	1,300,000	1,153,295
f,g,i Par Pharmaceutical, Inc., Senior Secured Note, 144A, 7.5%, 4/01/27.	United States	203,000	154,706
g Teva Pharmaceutical Finance Netherlands III BV,
Senior Note, 7.125%, 1/31/25 .. . . . . . . . . . . . . . . . . . . . . . . . . .	Israel	900,000	896,418
Senior Note, 4.75%, 5/09/27 .. . . . . . . . . . . . . . . . . . . . . . . . . . .	Israel	900,000	814,635
5,508,389
Real Estate Management & Development 0.4%
f,g Five Point Operating Co. LP / Five Point Capital Corp., Senior Note,
144A, 7.875%, 11/15/25.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	1,000,000	842,201
franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	17

FRANKLIN LIMITED DURATION INCOME TRUST SCHEDULE OF INVESTMENTS
Principal
Country	Amount *
Value
a	a	a	a	a
Corporate Bonds (continued)
Real Estate Management & Development (continued)
f,g Forestar Group, Inc., Senior Note, 144A, 3.85%, 5/15/26.. . . . . . . .	United States	500,000	$439,055
1,281,256
Road & Rail 0.9%
f,g First Student Bidco, Inc. / First Transit Parent, Inc., Senior Secured
Note, 144A, 4%, 7/31/29. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	900,000	745,715
f,g NESCO Holdings II, Inc., Secured Note, 144A, 5.5%, 4/15/29. . . . .	United States	500,000	438,150
b,d Onsite Rental Group Operations Pty. Ltd., PIK, 6.1%, 10/26/23. . . .	Australia	952,561	993,522
f,h Williams Scotsman International, Inc., Senior Secured Note, 144A,
4.625%, 8/15/28. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	300,000	271,230
2,448,617
Software 1.0%
f,g Camelot Finance SA, Senior Secured Note, 144A, 4.5%, 11/01/26.	United States	700,000	657,160
f,h Condor Merger Sub, Inc., Senior Note, 144A, 7.375%, 2/15/30. . . .	United States	1,300,000	1,047,561
f,g Rocket Software, Inc., Senior Note, 144A, 6.5%, 2/15/29.. . . . . . . .	United States	1,300,000	1,026,514
2,731,235
Specialty Retail 0.8%
f,g Bath & Body Works, Inc., Senior Note, 144A, 6.625%, 10/01/30. . .	United States	500,000	470,056
f,g Gap, Inc. (The), Senior Note, 144A, 3.625%, 10/01/29. . . . . . . . . .	United States	700,000	494,711
f,g Lithia Motors, Inc., Senior Note, 144A, 4.625%, 12/15/27. . . . . . . .	United States	400,000	361,464
f Michaels Cos., Inc. (The),
h	Senior Note, 144A, 7.875%, 5/01/29 .. . . . . . . . . . . . . . . . . . . . .	United States	600,000	401,969
g	Senior Secured Note, 144A, 5.25%, 5/01/28 .. . . . . . . . . . . . . . .	United States	300,000	241,721
g,j Party City Holdings, Inc., Senior Secured Note, FRN, 5.75%,
(6-month USD LIBOR + 5%), 7/15/25.. . . . . . . . . . . . . . . . . . . . .	United States	239,415	65,241
f,g Victoria's Secret & Co., Senior Note, 144A, 4.625%, 7/15/29.. . . . .	United States	400,000	314,560
2,349,722
Textiles, Apparel & Luxury Goods 0.3%
f,g Hanesbrands, Inc., Senior Note, 144A, 4.625%, 5/15/24. . . . . . . . .	United States	1,000,000	970,158
Thrifts & Mortgage Finance 0.8%
f,g Ladder Capital Finance Holdings LLLP / Ladder Capital Finance
Corp., Senior Note, 144A, 4.75%, 6/15/29. . . . . . . . . . . . . . . . . .	United States	300,000	242,649
g MGIC Investment Corp., Senior Note, 5.25%, 8/15/28.. . . . . . . . . .	United States	500,000	461,882
g Radian Group, Inc., Senior Note, 6.625%, 3/15/25.. . . . . . . . . . . . .	United States	900,000	889,317
f,g United Wholesale Mortgage LLC, Senior Note, 144A, 5.5%, 11/15/25.	United States	900,000	811,872
2,405,720
Trading Companies & Distributors 0.5%
f H&E Equipment Services, Inc., Senior Note, 144A, 3.875%, 12/15/28.	United States	1,200,000	1,024,254
f,g WESCO Distribution, Inc., Senior Note, 144A, 7.125%, 6/15/25.. . .	United States	500,000	507,356
1,531,610
Total Corporate Bonds (Cost $156,671,813) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	133,591,306
k Senior Floating Rate Interests 41.6%

l Aerospace & Defense 0.8%
d Alloy FinCo Ltd., Term Loan, B, 14%, PIK, (3-month USD LIBOR +
0.5%), 3/06/25.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United Kingdom	1,029,133	871,418
Cobham Ultra SeniorCo SARL, Term Loan, B, 7.063%, (6-month
USD LIBOR + 3.75%), 8/03/29.. . . . . . . . . . . . . . . . . . . . . . . . . .	Luxembourg	334,732	326,084
18	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST SCHEDULE OF INVESTMENTS
Principal
Country	Amount *
Value
a		a	a	a	a
k Senior Floating Rate Interests (continued)
l Aerospace & Defense (continued)
Dynasty Acquisition Co., Inc.,
2020 Term Loan, B1, 7.923%, (1-month USD LIBOR + 3.5%),
4/06/26. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . . . . . .	United States	466,840		$446,196
2020 Term Loan, B2, 7.923%, (1-month USD LIBOR + 3.5%),
4/06/26. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . . . . . .	United States	250,989		239,891
Vertex Aerospace Services Corp., First Lien, Initial Term Loan,
7.884%, (1-month USD LIBOR + 3.5%), 12/06/28 . . . . . . . . . . . .		United States	550,751		541,890
					2,425,479
Air Freight & Logistics 0.6%
l Kenan Advantage Group, Inc. (The), U.S. Term Loan, B1, 8.134%,
(1-month USD LIBOR + 3.75%), 3/24/26. . . . .	. . . . . . . . . . . . . .	United States	1,614,502		1,577,885
l Airlines 1.7%
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.), Initial Term
Loan, 8.993%, (3-month USD LIBOR + 4.75%), 4/20/28.. . . . . . .		United States	724,129		722,207
Air Canada, Term Loan, 8.13%, (3-month USD LIBOR + 3.5%),
8/11/28. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . . . . . .	Canada	1,189,179		1,178,958
American Airlines, Inc., 2018 Replacement Term Loan, 6.139%,
(1-month USD LIBOR + 1.75%), 6/27/25. . . . .	. . . . . . . . . . . . . .	United States	500,000		481,955
Kestrel Bidco, Inc., Term Loan, 7.354%, (1-month USD LIBOR +
3%), 12/11/26. . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . . . . . .	Canada	1,333,515		1,223,294
United AirLines, Inc., Term Loan, B, 8.108%, (3-month USD LIBOR +
3.75%), 4/21/28.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		United States	1,260,494		1,248,153
					4,854,567
l Auto Components 1.1%
Adient US LLC, Term Loan, B1, 7.634%, (1-month USD LIBOR +
3.25%), 4/10/28.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		United States	736,275		729,719
DexKo Global, Inc., First Lien, Closing Date Term Loan, 8.593%,
(3-month USD LIBOR + 3.75%), 10/04/28. . . .	. . . . . . . . . . . . . .	United States	477,356		429,553
First Brands Group LLC,
2022-II Incremental CME Term Loan, 9.79%, (1-month SOFR +
5%), 3/30/27. . . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . . . . . .	United States	400,000		379,000
First Lien, 2021 CME Term Loan, 8.368%, (3-month SOFR + 5%),
3/30/27. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . . . . . .	United States	1,220,274		1,161,091
Highline Aftermarket Acquisition LLC, First Lien, Initial Term Loan,
8.884%, (1-month USD LIBOR + 4.5%), 11/09/27.. . . . . . . . . . . .		United States	540,152		496,264
					3,195,627
Automobiles 0.3%
l American Trailer World Corp., First Lien, Initial CME Term Loan,
7.936%, (1-month SOFR + 3.75%), 3/03/28.. . . . . . . . . . . . . . . .		United States	1,135,380		986,839
Banks 0.2%
l Finastra Ltd., First Lien, Dollar Term Loan, 6.871%, (3-month USD
LIBOR + 3.5%), 6/13/24.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		United Kingdom	577,994		512,727
l Beverages 0.3%
City Brewing Co. LLC, First Lien, Closing Date Term Loan, 7.792%,
(1-month USD LIBOR + 3.5%), 4/05/28. . . . . .	. . . . . . . . . . . . . .	United States	470,238		211,019
Triton Water Holdings, Inc., First Lien, Initial Term Loan, 8.23%,
(3-month USD LIBOR + 3.5%), 3/31/28. . . . . .	. . . . . . . . . . . . . .	United States	567,795		529,966
					740,985
l Capital Markets 1.7%
Citadel Securities LP, CME Term Loan, B 1, 7.201%, (1-month SOFR
+ 3%), 2/02/28.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		United States	320,000		317,499

franklintempleton.com	The accompanying notes are an integral part of these financial statements.			Annual Report	19

FRANKLIN LIMITED DURATION INCOME TRUST SCHEDULE OF INVESTMENTS
Principal
Country	Amount *
Value
a	a	a	a	a
k Senior Floating Rate Interests (continued)
l Capital Markets (continued)
Deerfield Dakota Holding LLC, First Lien, Initial Dollar CME Term
Loan, 8.073%, (1-month SOFR + 3.75%), 4/09/27. . . . . . . . . . . .	United States	1,074,321		$1,006,005
Edelman Financial Engines Center LLC (The), First Lien, 2021 Initial
Term Loan, 7.884%, (1-month USD LIBOR + 3.5%), 4/07/28. . . .	United States	983,593		920,397
Jane Street Group LLC, Dollar Term Loan, 7.134%, (1-month USD
LIBOR + 2.75%), 1/26/28.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	540,348		525,362
Osmosis Buyer Ltd., 2022 Refinancing CME Term Loan, B, 7.967%,
(1-month SOFR + 3.75%), 7/31/28.. . . . . . . . . . . . . . . . . . . . . . .	United Kingdom	1,066,071		1,006,771
Russell Investments US Institutional Holdco, Inc., 2025 Term Loan,
7.884%, (1-month USD LIBOR + 3.5%), 5/30/25 . . . . . . . . . . . . .	United States	991,609		955,911
				4,731,945
l Chemicals 2.4%
CPC Acquisition Corp., First Lien, Initial Term Loan, 8.48%, (3-month
USD LIBOR + 3.75%), 12/29/27.. . . . . . . . . . . . . . . . . . . . . . . . .	United States	777,841		568,601
Cyanco Intermediate 2 Corp., First Lien, Initial Term Loan, 7.884%,
(1-month USD LIBOR + 3.5%), 3/16/25. . . . . . . . . . . . . . . . . . . .	United States	179,377		172,875
Hexion Holdings Corp.,
First Lien, Initial CME Term Loan, 8.934%, (3-month SOFR +
4.5%), 3/15/29.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	997,500		861,341
Second Lien, Initial CME Term Loan, 11.859%, (1-month SOFR +
7.438%), 3/15/30.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	279,070		221,861
INEOS Styrolution Group GmbH, 2026 Dollar Term Loan, B, 7.134%,
(1-month USD LIBOR + 2.75%), 1/29/26. . . . . . . . . . . . . . . . . . .	United Kingdom	922,616		908,777
m INEOS US Finance LLC, 2027-II Dollar CME Term Loan, 8.173%,
(1-month SOFR + 3.75%), 11/08/27.. . . . . . . . . . . . . . . . . . . . . .	Luxembourg	320,000		315,600
LSF11 A5 Holdco LLC, CME Term Loan, 7.938%, (1-month SOFR +
3.5%), 10/15/28.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	626,038		606,318
Lummus Technology Holdings V LLC, 2021 Refinancing Term Loan,
B, 7.884%, (1-month USD LIBOR + 3.5%), 6/30/27. . . . . . . . . . .	United States	920,747		883,918
PMHC II, Inc., Initial CME Term Loan, B, 8.494%, (3-month SOFR +
4.25%), 4/23/29.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	1,197,000		1,017,761
SCIH Salt Holdings, Inc., First Lien, Incremental Term Loan, B1,
8.415%, (3-month USD LIBOR + 4%), 3/16/27.. . . . . . . . . . . . . .	United States	1,197,364		1,166,999
Sparta U.S. Holdco LLC, First Lien, Initial Term Loan, 7.392%,
(1-month USD LIBOR + 3.25%), 8/02/28. . . . . . . . . . . . . . . . . . .	United States	822		802
				6,724,853
l Commercial Services & Supplies 2.9%
Allied Universal Holdco LLC, Initial U.S. Dollar CME Term Loan,
8.173%, (1-month SOFR + 3.75%), 5/12/28.. . . . . . . . . . . . . . . .	United States	1,361,686		1,296,332
Amentum Government Services Holdings LLC, First Lien, CME Term
Loan, 3, 8.124%, (1-month SOFR + 4%; 6-month SOFR + 4%),
2/15/29. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	1,961,823		1,916,456
APX Group, Inc., Initial Term Loan, 6.738%, (3-month USD LIBOR +
2.25%; 3-month USD LIBOR + 3.25%), 7/10/28.. . . . . . . . . . . . .	United States	683,294		677,209
CCI Buyer, Inc., First Lien, Initial CME Term Loan, 8.58%, (3-month
SOFR + 4%), 12/17/27 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	705,677		676,039
Madison IAQ LLC, Term Loan, 7.988%, (3-month USD LIBOR +
3.25%), 6/21/28.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	496,222		462,915
Pitney Bowes, Inc., Refinancing CME Term Loan, B, 8.438%,
(1-month SOFR + 4%), 3/17/28. . . . . . . . . . . . . . . . . . . . . . . . . .	United States	1,768,500		1,633,652
Prime Security Services Borrower LLC, First Lien, 2021 Refinancing
Term Loan, B1, 6.505%, (3-month USD LIBOR + 2.75%), 9/23/26.	United States	397,975		394,990
20	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST SCHEDULE OF INVESTMENTS
Principal
Country	Amount *
Value
a	a	a	a	a
k Senior Floating Rate Interests (continued)
l Commercial Services & Supplies (continued)
Spin Holdco, Inc., Initial Term Loan, 8.765%, (3-month USD LIBOR +
4%), 3/04/28. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	1,277,250		$1,083,747
				8,141,340
l Construction & Engineering 0.4%
USIC Holdings, Inc., First Lien, Initial Term Loan, 7.884%, (1-month
USD LIBOR + 3.5%), 5/12/28. . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	667,414		638,511
Zekelman Industries, Inc., 2020 Term Loan, 6.729%, (3-month USD
LIBOR + 2%), 1/24/27.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	398,458		389,991
				1,028,502
l Containers & Packaging 1.1%
Charter Next Generation, Inc., First Lien, 2021 Initial Term Loan,
8.134%, (1-month USD LIBOR + 3.75%), 12/01/27. . . . . . . . . . .	United States	901,120		876,975
Kleopatra Finco SARL, USD CME Term Loan, B, 8.259%, (6-month
SOFR + 4.75%), 2/12/26.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	Luxembourg	1,610,480		1,437,353
Mauser Packaging Solutions Holding Co., Initial Term Loan, 7.37%,
(1-month USD LIBOR + 3.25%), 4/03/24. . . . . . . . . . . . . . . . . . .	United States	974,293		953,185
				3,267,513
l Diversified Consumer Services 0.5%
KUEHG Corp., Term Loan, B3, 8.48%, (3-month USD LIBOR +
3.75%), 2/21/25.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	293,846		282,950
Pre-Paid Legal Services, Inc., First Lien, Initial Term Loan, 8.134%,
(1-month USD LIBOR + 3.75%), 12/15/28. . . . . . . . . . . . . . . . . .	United States	700,136		674,882
Sedgwick Claims Management Services, Inc. (Lightning Cayman
Merger Sub Ltd.), Initial Term Loan, 7.634%, (1-month USD LIBOR
+ 3.25%), 12/31/25. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	580,732		565,851
				1,523,683
l Diversified Financial Services 1.1%
Mercury Borrower, Inc., First Lien, Initial Term Loan, 8.25%, (3-month
USD LIBOR + 3.5%), 8/02/28. . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	835,459		800,303
MPH Acquisition Holdings LLC, Initial Term Loan, 8.985%, (3-month
USD LIBOR + 4.25%), 9/01/28.. . . . . . . . . . . . . . . . . . . . . . . . . .	United States	632,538		543,192
Red Planet Borrower LLC, Initial Term Loan, 8.134%, (1-month USD
LIBOR + 3.75%), 10/02/28.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	276,763		174,637
Verscend Holding Corp., Term Loan, B1, 8.384%, (1-month USD
LIBOR + 4%), 8/27/25.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	1,588,226		1,581,278
				3,099,410
l Diversified Telecommunication Services 0.7%
Altice France SA, USD Incremental Term Loan, B13, 8.65%,
(3-month USD LIBOR + 4%), 8/14/26.. . . . . . . . . . . . . . . . . . . . .	France	486,673		454,027
Global Tel*Link Corp., First Lien, Term Loan, 8.477%, (3-month USD
LIBOR + 4.25%), 11/29/25.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	1,919,809		1,664,839
				2,118,866
Electrical Equipment 0.1%
l AZZ, Inc., Initial CME Term Loan, 8.673%, (1-month SOFR + 4.25%),
5/13/29. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	256,452		256,732
l Entertainment 0.2%
Playtika Holding Corp., Term Loan, B1, 7.134%, (1-month USD
LIBOR + 2.75%), 3/13/28.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	397,980		380,817
franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	21

FRANKLIN LIMITED DURATION INCOME TRUST SCHEDULE OF INVESTMENTS
Principal
Country	Amount *
Value
a		a	a	a	a
k Senior Floating Rate Interests (continued)
l Entertainment (continued)
	William Morris Endeavor Entertainment LLC (IMG Worldwide
	Holdings LLC), First Lien, Term Loan, B1, 7.023%, (1-month USD
	LIBOR + 4.25%), 5/18/25.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	326,650		$320,444
					701,261
	Equity Real Estate Investment Trusts (REITs) 0.1%
l Brown Group Holding LLC, Incremental CME Term Loan, B2,
	7.925%, (1-month SOFR + 3.75%; 3-month SOFR + 3.75%),
	7/02/29. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	164,063		163,793
l Food & Staples Retailing 0.1%
	GNC Holdings, Inc., Second Lien, Term Loan, 10.354%, (1-month
	USD LIBOR + 6%), 10/07/26.. . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	107,323		99,677
	Shearer's Foods LLC, First Lien, Refinancing Term Loan, 7.884%,
	(1-month USD LIBOR + 3.5%), 9/23/27. . . . . . . . . . . . . . . . . . . .	United States	164,510		157,312
					256,989
l Food Products 0.2%
	B&G Foods, Inc., Tranche Term Loan, B4, 6.884%, (1-month USD
	LIBOR + 2.5%), 10/10/26.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	400,000		380,464
	Primary Products Finance LLC, CME Term Loan, B, 7.709%,
	(3-month SOFR + 4%), 4/01/29. . . . . . . . . . . . . . . . . . . . . . . . . .	United States	206,379		203,395
					583,859
l Health Care Equipment & Supplies 0.3%
	Medline Borrower LP, Initial Dollar Term Loan, 7.634%, (1-month
	USD LIBOR + 3.25%), 10/23/28.. . . . . . . . . . . . . . . . . . . . . . . . .	United States	299,246		284,914
	US Radiology Specialists, Inc. (US Outpatient Imaging Services,
	Inc.), Closing Date Term Loan, 8.924%, (3-month USD LIBOR +
	5.25%), 12/15/27.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	585,416		530,443
					815,357
l Health Care Providers & Services 3.4%
	ADMI Corp.,
	Amendment No. 4 Refinancing Term Loan, 7.759%, (1-month USD
	LIBOR + 3.375%), 12/23/27.. . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	767,408		698,149
	Amendment No. 5 Incremental Term Loan, 8.134%, (1-month USD
	LIBOR + 3.75%), 12/23/27.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	206,716		188,822
	Aveanna Healthcare LLC,
	First Lien, 2021 Extended Term Loan, 8.139%, (1-month USD
	LIBOR + 3.75%), 7/17/28.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	925,630		716,900
n	First Lien, Delayed Draw New Term Loan, 7.766%, (1-month USD
	LIBOR + 3.75%), 7/17/28.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	60,794		47,086
	Charlotte Buyer, Inc., First Lien, Initial CME Term Loan, B, 9.533%,
	(1-month SOFR + 5.25%), 2/11/28.. . . . . . . . . . . . . . . . . . . . . . .	United States	268,817		255,489
	CNT Holdings I Corp., First Lien, Initial CME Term Loan, 7.239%,
	(3-month SOFR + 3.5%), 11/08/27.. . . . . . . . . . . . . . . . . . . . . . .	United States	147,627		143,264
	Dermatology Intermediate Holdings III, Inc.,
	Closing Date CME Term Loan, 8.573%, (1-month SOFR + 4.25%),
	4/02/29. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	198,737		194,265
n	Delayed Draw CME Term Loan, 8.573%, (1-month SOFR +
	4.25%), 4/02/29.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	33,173		32,427
	eResearchTechnology, Inc., First Lien, Initial Term Loan, 8.884%,
	(1-month USD LIBOR + 4.5%), 2/04/27. . . . . . . . . . . . . . . . . . . .	United States	951,890		842,717
	FINThrive Software Intermediate Holdings, Inc., First Lien, Initial
	Term Loan, 8.384%, (1-month USD LIBOR + 4%), 12/18/28.. . . .	United States	629,779		535,838

22	Annual Report	The accompanying notes are an integral part of these financial statements.			franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST SCHEDULE OF INVESTMENTS
Principal
Country	Amount *
Value
a	a	a	a	a
k Senior Floating Rate Interests (continued)
l Health Care Providers & Services (continued)
Global Medical Response, Inc., 2018 New Term Loan, 8.634%,
(1-month USD LIBOR + 4.25%), 3/14/25. . . . . . . . . . . . . . . . . . .	United States	428,592		$306,265
Medical Solutions Holdings, Inc., First Lien, Initial Term Loan,
7.884%, (1-month USD LIBOR + 3.5%), 11/01/28.. . . . . . . . . . . .	United States	382,023		358,903
National Mentor Holdings, Inc.,
First Lien, Initial Term Loan, 8.328%, (1-month USD LIBOR +
3.75%; 3-month USD LIBOR + 3.75%), 3/02/28.. . . . . . . . . . . . .	United States	1,502,104		1,058,150
First Lien, Initial Term Loan, C, 8.48%, (3-month USD LIBOR +
3.75%), 3/02/28.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	48,018		33,826
Owens & Minor, Inc., CME Term Loan, B1, 8.06%, (1-month SOFR +
3.75%; 6-month SOFR + 3.75%), 3/29/29 . . . . . . . . . . . . . . . . . .	United States	149,623		150,184
Pacific Dental Services LLC, Term Loan, 7.854%, (1-month USD
LIBOR + 3.5%), 5/05/28.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	92,772		90,974
Pathway Vet Alliance LLC, First Lien, 2021 Replacement Term Loan,
8.134%, (1-month USD LIBOR + 3.75%), 3/31/27 . . . . . . . . . . . .	United States	726,052		608,671
Phoenix Newco, Inc., First Lien, Initial Term Loan, 7.634%, (1-month
USD LIBOR + 3.25%), 11/15/28.. . . . . . . . . . . . . . . . . . . . . . . . .	United States	256,129		247,236
Pluto Acquisition I, Inc., First Lien, 2021 Term Loan, 8.735%,
(3-month USD LIBOR + 4%), 6/22/26.. . . . . . . . . . . . . . . . . . . . .	United States	545,998		371,279
Radiology Partners, Inc., First Lien, Term Loan, B, 8.281%, (1-month
USD LIBOR + 3.75%; 3-month USD LIBOR + 3.75%), 7/09/25.. .	United States	724,138		611,220
U.S. Anesthesia Partners, Inc., First Lien, Initial Term Loan, 8.37%,
(1-month USD LIBOR + 4.25%), 10/01/28. . . . . . . . . . . . . . . . . .	United States	346,593		330,878
U.S. Renal Care, Inc., Initial Term Loan, 9.438%, (1-month USD
LIBOR + 5%), 6/26/26.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	445,983		251,702
Waystar Technologies, Inc., First Lien, Initial Term Loan, 8.384%,
(1-month USD LIBOR + 4%), 10/22/26.. . . . . . . . . . . . . . . . . . . .	United States	1,553,612		1,530,308
				9,604,553
Health Care Technology 0.7%
l athenahealth Group, Inc.,
Initial CME Term Loan, 7.821%, (1-month SOFR + 3.5%), 2/15/29.	United States	2,126,993		1,925,694
n Initial Delayed Draw CME Term Loan, 7.821%, (1-month SOFR +
3.5%), 2/15/29.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	90,580		82,007
				2,007,701
l Hotels, Restaurants & Leisure 1.6%
d 24 Hour Fitness Worldwide, Inc., Tranche 1 Term Loan, 9.726%, PIK,
(3-month USD LIBOR + 5%), 12/29/25.. . . . . . . . . . . . . . . . . . . .	United States	1,201,710		99,644
Bally's Corp., Term Loan, B, 7.542%, (1-month USD LIBOR +
3.25%), 10/02/28.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	792,000		734,976
Fertitta Entertainment LLC, Initial CME Term Loan, B, 8.323%,
(1-month SOFR + 4%), 1/27/29. . . . . . . . . . . . . . . . . . . . . . . . . .	United States	679,164		647,076
Flutter Entertainment plc, Third Amendment CME Term Loan, 2028
B, 8.092%, (3-month SOFR + 3.25%), 7/22/28.. . . . . . . . . . . . . .	Ireland	140,890		140,479
Flynn Restaurant Group LP, First Lien, 2021 Term Loan, 8.634%,
(1-month USD LIBOR + 4.25%), 11/22/28 . . . . . . . . . . . . . . . . . .	United States	615,242		578,583
Hilton Grand Vacations Borrower LLC, Initial Term Loan, 7.384%,
(1-month USD LIBOR + 3%), 8/02/28.. . . . . . . . . . . . . . . . . . . . .	United States	671,290		667,682
IRB Holding Corp., 2022 Replacement CME Term Loan, B, 7.317%,
(1-month SOFR + 3%), 12/15/27. . . . . . . . . . . . . . . . . . . . . . . . .	United States	351,793		341,942
Penn National Gaming, Inc., CME Term Loan, B, 7.173%, (1-month
SOFR + 2.75%), 5/03/29.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	109,664		108,758
Raptor Acquisition Corp., First Lien, Term Loan, B, 8.753%, (3-month
USD LIBOR + 4%), 11/01/26. . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	548,093		539,642
Scientific Games Holdings LP, First Lien, Initial Dollar CME Term
Loan, 7.097%, (3-month SOFR + 3.5%), 4/04/29. . . . . . . . . . . . .	United States	505,914		483,702

franklintempleton.com	The accompanying notes are an integral part of these financial statements.		Annual Report	23

FRANKLIN LIMITED DURATION INCOME TRUST SCHEDULE OF INVESTMENTS
Principal
Country	Amount *
Value
a	a	a	a	a
k Senior Floating Rate Interests (continued)
l Hotels, Restaurants & Leisure (continued)
Scientific Games International, Inc., Initial CME Term Loan, B,
7.417%, (1-month SOFR + 3%), 4/14/29. . . . . . . . . . . . . . . . . . .	United States	161,977		$160,184
				4,502,668
l Household Durables 0.4%
Astro One Acquisition Corp., First Lien, Term Loan, B, 10.23%,
(3-month USD LIBOR + 5.5%), 9/15/28. . . . . . . . . . . . . . . . . . . .	United States	693,000		527,259
Hunter Douglas Holding BV, CME Term Loan, B1, 7.859%, (3-month
SOFR + 3.5%), 2/26/29.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	Netherlands	299,248		264,807
VC GB Holdings I Corp., First Lien, Initial Term Loan, 7.884%,
(1-month USD LIBOR + 3.5%), 7/21/28. . . . . . . . . . . . . . . . . . . .	United States	433,080		391,758
				1,183,824
Household Products 0.1%
l Energizer Holdings, Inc., 2020 Term Loan, 6.625%, (1-month USD
LIBOR + 2.25%), 12/22/27.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	231,419		227,658
l Insurance 1.5%
Acrisure LLC,
First Lien, 2020 Term Loan, 7.884%, (1-month USD LIBOR +
3.5%), 2/15/27.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	781,910		735,624
First Lien, 2021-1 Additional Term Loan, 8.134%, (1-month USD
LIBOR + 3.75%), 2/15/27.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	193,207		184,029
First Lien, 2021-2 Additional Term Loan, 8.634%, (1-month USD
LIBOR + 4.25%), 2/15/27.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	173,077		167,957
Alliant Holdings Intermediate LLC,
2018 Initial Term Loan, 7.634%, (1-month USD LIBOR + 3.25%),
5/09/25. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	308,691		305,064
New Term Loan, B4, 7.854%, (1-month USD LIBOR + 3.5%),
11/05/27. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	495,120		484,599
AssuredPartners, Inc.,
2020 CME Term Loan, 7.823%, (1-month SOFR + 3.5%), 2/12/27.	United States	403,203		392,518
2021 Term Loan, 7.884%, (1-month USD LIBOR + 3.5%), 2/12/27.	United States	243,057		236,008
m 2022-2 CME Term Loan, 8.573%, (1-month SOFR + 4.25%),
2/12/27. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	262,500		261,189
Asurion LLC,
New CME Term Loan, B 10, 8.68%, (3-month SOFR + 4%),
8/19/28. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	399,000		357,005
Second Lien, New Term Loan, B3, 9.634%, (1-month USD LIBOR
+ 5.25%), 1/31/28. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	32,665		25,669
Second Lien, New Term Loan, B4, 9.634%, (1-month USD LIBOR
+ 5.25%), 1/20/29. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	1,085,259		849,991
HUB International Ltd., 2022 Incremental CME Term Loan, 8.22%,
(3-month SOFR + 4%), 11/10/29. . . . . . . . . . . . . . . . . . . . . . . . .	United States	258,621		256,250
				4,255,903
Internet & Direct Marketing Retail 0.5%
l MH Sub I LLC (Micro Holding Corp.),
First Lien, 2020 June New Term Loan, 8.134%, (1-month USD
LIBOR + 3.75%), 9/13/24.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	915,814		891,939
First Lien, Amendment No. 2 Initial Term Loan, 8.134%, (1-month
USD LIBOR + 3.75%), 9/13/24.. . . . . . . . . . . . . . . . . . . . . . . . . .	United States	679,965		662,021
				1,553,960
24	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST SCHEDULE OF INVESTMENTS
Principal
Country	Amount *
Value
a		a	a	a	a
k Senior Floating Rate Interests (continued)
l IT Services 2.4%
Aventiv Technologies LLC, First Lien, Initial Term Loan, 9.23%,
(3-month USD LIBOR + 4.5%), 11/01/24. . . . .	. . . . . . . . . . . . . .	United States	1,921,621		$1,450,978
Barracuda Parent LLC, First Lien, Initial CME Term Loan, 8.594%,
(3-month SOFR + 4.5%), 8/15/29.. . . . . . . . . . . . . . . . . . . . . . . .		United States	837,989		809,589
Gainwell Acquisition Corp., First Lien, Term Loan, B, 8.73%,
(3-month USD LIBOR + 4%), 10/01/27.. . . . . . . . . . . . . . . . . . . .		United States	1,738,776		1,636,623
Go Daddy Operating Co. LLC (GD Finance Co., Inc.), Amendment
No. 6 CME Term Loan, 7.573%, (1-month SOFR + 3.25%),
11/09/29. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . . . . . .	United States	158,730		158,675
Hunter Holdco 3 Ltd., First Lien, Initial Dollar Term Loan, 8.98%,
(3-month USD LIBOR + 4.25%), 8/19/28. . . . .	. . . . . . . . . . . . . .	United Kingdom	809,670		796,513
Knot Worldwide, Inc. (The), First Lien, Amendment No. 3 CME Term
Loan, 8.923%, (1-month SOFR + 4.5%), 12/19/25. . . . . . . . . . . .		United States	393,939		389,999
Peraton Corp., First Lien, Term Loan, B, 8.134%, (1-month USD
LIBOR + 3.75%), 2/01/28.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		United States	1,440,864		1,409,647
Thrasio LLC, Initial Term Loan, 11.17%, (3-month USD LIBOR + 7%),
12/18/26. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . . . . . .	United States	344,724		305,511
					6,957,535
l Leisure Products 0.3%
Hercules Achievement, Inc. (Varsity Brands Holding Co., Inc.), First
Lien, Initial Term Loan, 7.884%, (1-month USD LIBOR + 3.5%),
12/16/24. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . . . . . .	United States	488,863		472,547
Motion Acquisition Ltd.,
Term Loan, B1, 7.98%, (3-month USD LIBOR + 3.25%), 11/12/26.		United Kingdom	344,872		329,820
Term Loan, B2, 7.98%, (3-month USD LIBOR + 3.25%), 11/12/26.		United Kingdom	49,166		47,020
					849,387
Life Sciences Tools & Services 0.2%
l ICON plc,
Term Loan, 7%, (3-month USD LIBOR + 2.25%), 7/03/28.. . . . . .		United States	371,206		370,558
U.S. Term Loan, 7%, (3-month USD LIBOR + 2.25%), 7/03/28.. .		United States	92,486		92,325
					462,883
l Machinery 0.6%
ASP Blade Holdings, Inc., Initial Term Loan, 8.73%, (3-month USD
LIBOR + 4%), 10/13/28.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		United States	549,021		440,246
Tiger Acquisition LLC, First Lien, Initial Term Loan, 7.321%, (1-month
USD LIBOR + 3.25%), 6/01/28.. . . . . . . . . . . . . . . . . . . . . . . . . .		United States	537,415		511,587
TK Elevator Midco GmbH, USD Term Loan, B1, 6.871%, (6-month
USD LIBOR + 3.5%), 7/30/27. . . . . . . . . . . . .	. . . . . . . . . . . . . .	Germany	704,505		679,686
					1,631,519
l Media 2.3%
Cengage Learning, Inc., First Lien, Term Loan, B, 7.814%, (3-month
USD LIBOR + 4.75%), 7/14/26.. . . . . . . . . . . . . . . . . . . . . . . . . .		United States	983,372		886,726
Clear Channel Outdoor Holdings, Inc., Term Loan, B, 7.915%,
(3-month USD LIBOR + 3.5%), 8/21/26. . . . . .	. . . . . . . . . . . . . .	United States	628,895		574,260
CSC Holdings LLC, March 2017 Refinancing Term Loan, 6.568%,
(1-month USD LIBOR + 2.25%), 7/17/25. . . . .	. . . . . . . . . . . . . .	United States	426,547		404,580
Diamond Sports Group LLC,
First Lien, CME Term Loan, 12.317%, (1-month SOFR + 8%),
5/25/26. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . . . . . .	United States	299,515		284,602
Second Lien, CME Term Loan, 7.567%, (1-month SOFR + 3.25%),
8/24/26. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . . . . . .	United States	495,471		63,586
Gray Television, Inc., Term Loan, D, 7.12%, (1-month USD LIBOR +
3%), 12/01/28. . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . . . . . .	United States	297,744		289,774

franklintempleton.com	The accompanying notes are an integral part of these financial statements.			Annual Report	25

FRANKLIN LIMITED DURATION INCOME TRUST SCHEDULE OF INVESTMENTS
Principal
Country	Amount *
Value
a		a	a	a	a
	k Senior Floating Rate Interests (continued)
	l Media (continued)
	McGraw-Hill Education, Inc., Initial Term Loan, 8.316%, (3-month
	USD LIBOR + 4.75%), 7/28/28.. . . . . . . . . . . . . . . . . . . . . . . . . .	United States	998,484		$942,630
	Radiate Holdco LLC, Amendment No. 6 Term Loan, 7.634%,
	(1-month USD LIBOR + 3.25%), 9/25/26. . . . . . . . . . . . . . . . . . .	United States	1,766,505		1,443,111
	Univision Communications, Inc.,
	First Lien, 2021 Replacement Converted Term Loan, 7.634%,
	(1-month USD LIBOR + 3.25%), 3/15/26. . . . . . . . . . . . . . . . . . .	United States	968,387		955,071
	First Lien, Initial Term Loan, B, 7.634%, (1-month USD LIBOR +
	3.25%), 1/31/29.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	339,823		330,798
	Virgin Media Bristol LLC, Term Loan, Q, 7.568%, (1-month USD
	LIBOR + 3.25%), 1/31/29.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	462,949		459,593
					6,634,731
	l Personal Products 0.6%
	Conair Holdings LLC, First Lien, Initial Term Loan, 8.48%, (3-month
	USD LIBOR + 3.75%), 5/17/28.. . . . . . . . . . . . . . . . . . . . . . . . . .	United States	665,075		562,820
	Coty, Inc., USD Term Loan, B, 6.471%, (1-month USD LIBOR +
	2.25%), 4/07/25.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	425,577		419,513
	Sunshine Luxembourg VII SARL, Term Loan, B3, 8.48%, (3-month
	USD LIBOR + 3.75%), 10/01/26.. . . . . . . . . . . . . . . . . . . . . . . . .	Luxembourg	838,485		805,063
					1,787,396
	l Pharmaceuticals 0.8%
	Bausch Health Cos., Inc., Second Amendment CME Term Loan,
	9.667%, (1-month SOFR + 5.25%), 2/01/27.. . . . . . . . . . . . . . . .	United States	369,414		282,295
	Grifols Worldwide Operations Ltd., Dollar Tranche Term Loan, B,
	6.384%, (1-month USD LIBOR + 2%), 11/15/27.. . . . . . . . . . . . .	Spain	500,000		484,585
	Jazz Pharmaceuticals plc, Initial Dollar Term Loan, 7.884%, (1-month
	USD LIBOR + 3.5%), 5/05/28. . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	634,447		629,838
	Organon & Co., Dollar Term Loan, 7.75%, (3-month USD LIBOR +
	3%), 6/02/28. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	742,151		736,785
	PetVet Care Centers LLC, First Lien, 2021 First Lien Replacement
	Term Loan, 7.884%, (1-month USD LIBOR + 3.5%), 2/14/25. . . .	United States	144,475		136,226
					2,269,729
	l Professional Services 0.4%
	CCRR Parent, Inc., First Lien, Initial Term Loan, 8.14%, (1-month
	USD LIBOR + 3.75%), 3/06/28.. . . . . . . . . . . . . . . . . . . . . . . . . .	United States	787,249		751,166
	CHG Healthcare Services, Inc., First Lien, Initial Term Loan, 7.634%,
	(1-month USD LIBOR + 3.25%), 9/29/28. . . . . . . . . . . . . . . . . . .	United States	425,385		417,085
					1,168,251
	l Road & Rail 0.2%
	Avis Budget Car Rental LLC, CME Term Loan, C, 7.923%, (1-month
	SOFR + 3.5%), 3/16/29.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	397,995		393,022
	PECF USS Intermediate Holding III Corp., Initial Term Loan, 8.634%,
	(1-month USD LIBOR + 4.25%), 12/15/28. . . . . . . . . . . . . . . . . .	United States	375,352		314,383
					707,405
	Semiconductors & Semiconductor Equipment 0.2%
	l MKS Instruments, Inc., Initial Dollar CME Term Loan, B, 7.171%,
	(1-month SOFR + 2.75%), 8/17/29.. . . . . . . . . . . . . . . . . . . . . . .	United States	698,250		691,641
	l Software 5.4%
	Atlas Purchaser, Inc., First Lien, Initial Term Loan, 8.676%, (3-month
	USD LIBOR + 5.25%), 5/08/28.. . . . . . . . . . . . . . . . . . . . . . . . . .	United States	626,818		443,866

26	Annual Report	The accompanying notes are an integral part of these financial statements.			franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST SCHEDULE OF INVESTMENTS
Principal
Country	Amount *
Value
a		a	a	a	a
k Senior Floating Rate Interests (continued)
l Software (continued)
Central Parent, Inc., Initial CME Term Loan, B, 9.08%, (3-month
SOFR + 4.5%), 7/06/29.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		United States	257,143		$255,258
Cloudera, Inc.,
First Lien, Initial Term Loan, 8.134%, (1-month USD LIBOR +
3.75%), 10/08/28.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		United States	577,455		546,327
Second Lien, Initial Term Loan, 10.384%, (1-month USD LIBOR +
6%), 10/08/29. . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . . . . . .	United States	165,289		138,636
Cornerstone OnDemand, Inc., First Lien, Initial Term Loan, 8.134%,
(1-month USD LIBOR + 3.75%), 10/16/28. . . .	. . . . . . . . . . . . . .	United States	698,337		626,758
DCert Buyer, Inc., First Lien, Initial CME Term Loan, 8.696%,
(6-month SOFR + 4%), 10/16/26. . . . . . . . . . .	. . . . . . . . . . . . . .	United States	1,720,863		1,666,166
ECI Macola/MAX Holding LLC, First Lien, Initial Term Loan, 8.48%,
(3-month USD LIBOR + 3.75%), 11/09/27 . . . .	. . . . . . . . . . . . . .	United States	622,058		598,731
Epicor Software Corp., Term Loan, C, 7.634%, (1-month USD LIBOR
+ 3.25%), 7/30/27. . . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . . . . . .	United States	658,883		634,136
Genesys Cloud Services Holdings I LLC, 2020 Initial Dollar Term
Loan, 8.384%, (1-month USD LIBOR + 4%), 12/01/27. . . . . . . . .		United States	966,147		929,718
GoTo Group, Inc., First Lien, Initial Term Loan, 9.139%, (1-month
USD LIBOR + 4.75%), 8/31/27.. . . . . . . . . . . . . . . . . . . . . . . . . .		United States	1,624,846		1,052,900
Hyland Software, Inc., First Lien, 2018 Refinancing Term Loan,
7.884%, (1-month USD LIBOR + 3.5%), 7/01/24 . . . . . . . . . . . . .		United States	1,054,098		1,042,107
Idera, Inc., First Lien, Term Loan, B1, 7.5%, (3-month USD LIBOR +
3.75%), 3/02/28.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		United States	1,174,439		1,110,579
IGT Holding IV AB, Term Loan, B2, 8.13%, (3-month USD LIBOR +
3.4%), 3/31/28.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		Sweden	521,513		512,386
Ivanti Software, Inc.,
First Lien, 2021 Specified Refinancing Term Loan, 9.011%,
(3-month USD LIBOR + 4.25%), 12/01/27. . . .	. . . . . . . . . . . . . .	United States	790,030		629,144
First Lien, First Amendment Term Loan, 8.733%, (3-month USD
LIBOR + 4%), 12/01/27.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		United States	57,893		45,845
McAfee Corp., CME Term Loan, B1, 7.974%, (1-month SOFR +
3.75%), 3/01/29.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		United States	589,778		550,599
Mitchell International, Inc., First Lien, Initial Term Loan, 8.415%,
(3-month USD LIBOR + 3.75%), 10/15/28. . . .	. . . . . . . . . . . . . .	United States	683,329		631,727
Polaris Newco LLC, First Lien, Dollar Term Loan, 8.73%, (3-month
USD LIBOR + 4%), 6/02/28.. . . . . . . . . . . . . . . . . . . . . . . . . . . .		United States	1,722,980		1,576,527
Quest Software US Holdings, Inc., First Lien, Initial CME Term Loan,
8.494%, (3-month SOFR + 4.25%), 2/01/29.. . . . . . . . . . . . . . . .		United States	698,250		541,800
Sovos Compliance LLC, First Lien, Initial Term Loan, 8.884%,
(1-month USD LIBOR + 4.5%), 8/11/28. . . . . .	. . . . . . . . . . . . . .	United States	628,848		580,898
UKG, Inc., Second Lien, 2021 Incremental Term Loan, 8.998%,
(3-month USD LIBOR + 5.25%), 5/03/27. . . . .	. . . . . . . . . . . . . .	United States	270,096		249,232
Vision Solutions, Inc. (Precisely Software, Inc.), First Lien, Third
Amendment Term Loan, 8.358%, (3-month USD LIBOR + 4%),
4/24/28. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . . . . . .	United States	1,159,304		963,092
					15,326,432
l Specialty Retail 2.4%
Evergreen AcqCo 1 LP, Initial CME Term Loan, 10.342%, (3-month
SOFR + 5.5%), 4/26/28.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		United States	961,513		931,865
Great Outdoors Group LLC, Term Loan, B2, 8.134%, (1-month USD
LIBOR + 3.75%), 3/06/28.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		United States	1,065,883		1,026,578
Michaels Cos., Inc. (The), Term Loan, B, 8.98%, (3-month USD
LIBOR + 4.25%), 4/15/28.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		United States	1,005,195		871,449
Park River Holdings, Inc., First Lien, Initial Term Loan, 6.993%,
(3-month USD LIBOR + 3.25%), 12/28/27. . . .	. . . . . . . . . . . . . .	United States	652,424		573,318

franklintempleton.com	The accompanying notes are an integral part of these financial statements.			Annual Report	27

FRANKLIN LIMITED DURATION INCOME TRUST SCHEDULE OF INVESTMENTS
Principal
Country	Amount *
Value
a		a	a	a	a
k Senior Floating Rate Interests (continued)
l Specialty Retail (continued)
	PetSmart LLC, Initial Term Loan, 8.13%, (1-month USD LIBOR +
	3.75%), 2/11/28.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	511,650		$502,216
	RealTruck Group, Inc., Initial Term Loan, 8.134%, (1-month USD
	LIBOR + 3.75%), 1/31/28.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	802,230		691,422
	SRS Distribution, Inc.,
	2021 Refinancing Term Loan, 7.884%, (1-month USD LIBOR +
	3.5%), 6/02/28.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	525,795		503,966
	CME Term Loan, 7.923%, (1-month SOFR + 3.5%), 6/02/28.. . . .	United States	23,685		22,693
	Staples, Inc., 2019 Refinancing New Term Loan, B1, 7.782%,
	(3-month USD LIBOR + 5%), 4/16/26.. . . . . . . . . . . . . . . . . . . . .	United States	943,976		875,405
	White Cap Supply Holdings LLC, Initial Closing Date CME Term
	Loan, 8.073%, (1-month SOFR + 3.75%), 10/19/27. . . . . . . . . . .	United States	392,038		379,786
	Woof Holdings, Inc., First Lien, Initial Term Loan, 8.104%, (1-month
	USD LIBOR + 3.75%), 12/21/27.. . . . . . . . . . . . . . . . . . . . . . . . .	United States	525,453		497,210
					6,875,908
	Technology Hardware, Storage & Peripherals 0.2%
l Magenta Buyer LLC, First Lien, Initial Term Loan, 9.17%, (3-month
	USD LIBOR + 4.75%), 7/27/28.. . . . . . . . . . . . . . . . . . . . . . . . . .	United States	689,489		593,609
l Textiles, Apparel & Luxury Goods 0.2%
	Champ Acquisition Corp., First Lien, Initial Term Loan, 10.23%,
	(3-month USD LIBOR + 5.5%), 12/19/25. . . . . . . . . . . . . . . . . . .	United States	425,259		422,069
	Tory Burch LLC, Initial Term Loan, B, 7.884%, (1-month USD LIBOR
	+ 3.5%), 4/16/28. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	212,354		196,783
					618,852
l Transportation Infrastructure 0.4%
	First Student Bidco, Inc.,
	Incremental CME Term Loan, B, 8.68%, (3-month SOFR + 4%),
	7/21/28. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	374,026		356,260
	Incremental CME Term Loan, C, 7.653%, (3-month SOFR + 4%),
	7/21/28. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	25,974		24,740
m	Initial Term Loan, B, 7.726%, (3-month USD LIBOR + 3%), 7/21/28.	United States	355,901		322,758
m	Initial Term Loan, C, 7.726%, (3-month USD LIBOR + 3%), 7/21/28.	United States	132,366		120,039
	LaserShip, Inc., First Lien, Initial Term Loan, 9.23%, (3-month USD
	LIBOR + 4.5%), 5/07/28.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	461,988		334,748
					1,158,545
	.. . . . . . . . . . . . . . . Total Senior Floating Rate Interests (Cost $129,519,017)		. . . . . . . . . .		118,778,302
o Marketplace Loans 26.4%

b Diversified Financial Services 26.4%
	. . Total Marketplace Loans (Cost $81,949,722) .. . . . . . . .	. . . . . . . . . . . . . . . .	. . . . . . . . . .		75,416,488
	Asset-Backed Securities 14.0%

	Capital Markets 0.0% †
l Merrill Lynch Mortgage Investors Trust, 2003-OPT1, B2, FRN,
	8.514%, (1-month USD LIBOR + 4.125%), 7/25/34... . . . . . . . . .	United States	33,301		19,125
	Commercial Services & Supplies 0.5%
f,l KKR CLO 26 Ltd., CR, 144A, FRN, 6.279%, (3-month USD LIBOR +
	2.2%), 10/15/34.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	1,500,000		1,412,303
28	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST SCHEDULE OF INVESTMENTS
Principal
Country	Amount *
Value
a		a	a	a	a
Asset-Backed Securities (continued)
Diversified Financial Services 13.5%
f,l AMMC CLO 22 Ltd., 2018-22A, C, 144A, FRN, 6.108%, (3-month
USD LIBOR + 1.75%), 4/25/31... . . . . . . . . . .	. . . . . . . . . . . . . .	United States	1,500,000		$1,400,956
f,l BlueMountain CLO XXV Ltd., 2019-25A, CR, 144A, FRN, 6.329%,
(3-month USD LIBOR + 2.25%), 7/15/36... . . .	. . . . . . . . . . . . . .	United States	1,500,000		1,395,000
f,l BlueMountain CLO XXVI Ltd., 2019-26A, CR, 144A, FRN, 6.443%,
(3-month USD LIBOR + 2.2%), 10/20/34... . . .	. . . . . . . . . . . . . .	United States	2,000,000		1,876,231
f,l BlueMountain CLO XXXI Ltd., 2021-31A, D, 144A, FRN, 7.227%,
(3-month USD LIBOR + 3%), 4/19/34.. . . . . . . . . . . . . . . . . . . . .		United States	1,000,000		880,168
f,l BlueMountain CLO XXXV Ltd., 2022-35A, D, 144A, FRN, 6.143%,
(3-month SOFR + 4%), 7/22/35... . . . . . . . . . .	. . . . . . . . . . . . . .	United States	1,500,000		1,422,034
f,l Carlyle Global Market Strategies CLO Ltd.,
2014-1A, CR2, 144A, FRN, 5.879%, (3-month USD LIBOR +
1.8%), 4/17/31.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		United States	1,500,000		1,404,566
h	2014-1A, DR, 144A, FRN, 6.679%, (3-month USD LIBOR + 2.6%),
4/17/31. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . . . . . .	United States	2,300,000		1,961,893
f,l Carlyle US CLO Ltd.,
2017-4A, C, 144A, FRN, 6.879%, (3-month USD LIBOR + 2.8%),
1/15/30. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . . . . . .	United States	1,000,000		910,505
2019-1A, BR, 144A, FRN, 6.443%, (3-month USD LIBOR + 2.2%),
4/20/31. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . . . . . .	United States	1,500,000		1,420,501
f,p Consumer Loan Underlying Bond Certificate Issuer Trust I,
2018-29, PT, 144A, FRN, 24.523%, 12/15/43.. . . . . . . . . . . . . . .		United States	22,811		22,125
2019-26, PT, 144A, FRN, 17.6%, 8/15/44.. . . . . . . . . . . . . . . . . .		United States	104,047		98,558
2019-31, PT, 144A, FRN, 16.595%, 9/15/44.. . . . . . . . . . . . . . . .		United States	86,283		80,690
2019-37, PT, 144A, FRN, 17.394%, 10/17/44.. . . . . . . . . . . . . . .		United States	104,328		99,812
2019-42, PT, 144A, FRN, 17.248%, 11/15/44.. . . . . . . . . . . . . . .		United States	94,766		89,396
2019-51, PT, 144A, FRN, 15.304%, 1/15/45.. . . . . . . . . . . . . . . .		United States	109,765		103,643
2019-52, PT, 144A, FRN, 16.254%, 1/15/45.. . . . . . . . . . . . . . . .		United States	117,128		111,311
2019-S1, PT, 144A, FRN, 13.225%, 4/15/44.. . . . . . . . . . . . . . . .		United States	46,055		45,069
2019-S2, PT, 144A, FRN, 12.704%, 5/16/44.. . . . . . . . . . . . . . . .		United States	33,062		30,507
2019-S3, PT, 144A, FRN, 12.765%, 6/15/44.. . . . . . . . . . . . . . . .		United States	124,995		116,784
2019-S4, PT, 144A, FRN, 12.124%, 8/15/44.. . . . . . . . . . . . . . . .		United States	76,639		74,463
2019-S5, PT, 144A, FRN, 12.2%, 9/15/44. . . .	. . . . . . . . . . . . . .	United States	74,558		70,249
2019-S6, PT, 144A, FRN, 11.2%, 10/17/44.. . . . . . . . . . . . . . . . .		United States	78,193		72,898
2019-S7, PT, 144A, FRN, 10.422%, 12/15/44.. . . . . . . . . . . . . . .		United States	55,826		52,142
2019-S8, PT, 144A, FRN, 10.13%, 1/15/45.. . . . . . . . . . . . . . . . .		United States	66,636		62,122
2020-2, PT, 144A, FRN, 14.758%, 3/15/45.. . . . . . . . . . . . . . . . .		United States	116,721		110,598
2020-7, PT, 144A, FRN, 15.477%, 4/17/45.. . . . . . . . . . . . . . . . .		United States	66,498		62,154
f,h,l Dryden 38 Senior Loan Fund, 2015-38A, DR, 144A, FRN, 7.079%,
(3-month USD LIBOR + 3%), 7/15/30.. . . . . . . . . . . . . . . . . . . . .		United States	2,500,000		2,291,983
f,l Dryden 42 Senior Loan Fund,
h	2016-42A, CR, 144A, FRN, 6.129%, (3-month USD LIBOR +
2.05%), 7/15/30.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		United States	2,400,000		2,265,273
2016-42A, DR, 144A, FRN, 7.009%, (3-month USD LIBOR +
2.93%), 7/15/30.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		United States	1,000,000		868,923
f,h,l Dryden 58 CLO Ltd., 2018-58A, C, 144A, FRN, 5.879%, (3-month
USD LIBOR + 1.8%), 7/17/31... . . . . . . . . . . .	. . . . . . . . . . . . . .	United States	3,000,000		2,790,673
f,l KKR CLO 20 Ltd., C, 144A, FRN, 6.029%, (3-month USD LIBOR +
1.95%), 10/16/30.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		United States	1,000,000		951,308
f,l Madison Park Funding XXXI Ltd., 2018-31A, D, 144A, FRN, 7.325%,
(3-month USD LIBOR + 3%), 1/23/31.. . . . . . . . . . . . . . . . . . . . .		United States	1,250,000		1,166,327
f,l Magnetite XXII Ltd., 2019-22A, DR, 144A, FRN, 7.179%, (3-month
USD LIBOR + 3.1%), 4/15/31... . . . . . . . . . . .	. . . . . . . . . . . . . .	United States	1,000,000		941,359
l Morgan Stanley ABS Capital I, Inc. Trust, 2003-NC10, B1, FRN,
9.339%, (1-month USD LIBOR + 4.95%), 10/25/33... . . . . . . . . .		United States	203,692		210,457
f,l Newark BSL CLO 1 Ltd., 2016-1A, CR, 144A, FRN, 7.358%,
(3-month USD LIBOR + 3%), 12/21/29.. . . . . . . . . . . . . . . . . . . .		United States	1,000,000		918,969

franklintempleton.com	The accompanying notes are an integral part of these financial statements.			Annual Report	29

FRANKLIN LIMITED DURATION INCOME TRUST SCHEDULE OF INVESTMENTS
Principl
Country	Amount *
Value
a		a	a	a	a
	Asset-Backed Securities (continued)
	Diversified Financial Services (continued)
f,l Octagon Investment Partners 32 Ltd., 2017-1A, CR, 144A, FRN,
	6.129%, (3-month USD LIBOR + 2.05%), 7/15/29... . . . . . . . . . .	United States	1,500,000		$1,420,239
f,h,l Octagon Investment Partners XXII Ltd., 2014-1A, CRR, 144A, FRN,
	6.225%, (3-month USD LIBOR + 1.9%), 1/22/30... . . . . . . . . . . .	United States	6,050,000		5,709,292
f,l OHA Credit Funding 9 Ltd., 2021-9A, D, 144A, FRN, 7.177%,
	(3-month USD LIBOR + 2.95%), 7/19/35... . . . . . . . . . . . . . . . . .	United States	1,500,000		1,394,444
f,p Prosper Pass-Thru Trust III,
	2020-PT1, A, 144A, FRN, 15.363%, 3/15/26. . . . . . . . . . . . . . . .	United States	64,960		64,049
	2020-PT2, A, 144A, FRN, 18.341%, 4/15/26. . . . . . . . . . . . . . . .	United States	74,503		71,500
	2020-PT3, A, 144A, FRN, 19.746%, 5/15/26. . . . . . . . . . . . . . . .	United States	19,718		18,558
l Structured Asset Investment Loan Trust, 2003-BC2, M3, FRN,
	9.264%, (1-month USD LIBOR + 4.875%), 4/25/33... . . . . . . . . .	United States	13,987		14,499
f,p Upgrade Master Pass-Thru Trust, 2019-PT2, A, 144A, FRN,
	17.038%, 2/15/26... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	60,161		59,093
f,l Voya CLO Ltd.,
h	2014-1A, BR2, 144A, FRN, 6.09%, (3-month SOFR + 2.162%),
	4/18/31. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	1,300,000		1,189,884
	2014-1A, CR2, 144A, FRN, 6.99%, (3-month SOFR + 3.062%),
	4/18/31. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	500,000		403,117
h	2016-3A, CR, 144A, FRN, 7.444%, (3-month USD LIBOR +
	3.25%), 10/18/31.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	2,000,000		1,649,810
					38,374,132
	. . . . Total Asset-Backed Securities (Cost $42,228,006) ..	. . . . . . . . . . . . . . . .	. . . . . . . . . .		39,805,560
	Commercial Mortgage-Backed Securities 1.0%

	Diversified Financial Services 0.0% †
p Commercial Mortgage Trust, 2006-GG7, AJ, FRN, 6.012%, 7/10/38.		United States	194,980		128,940
	Thrifts & Mortgage Finance 1.0%
h Citigroup Commercial Mortgage Trust, 2015-GC27, A5, 3.137%,
	2/10/48. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	1,520,000		1,445,781
h JPMBB Commercial Mortgage Securities Trust, 2015-C28, A4,
	3.227%, 10/15/48 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	1,410,000		1,334,816
					2,780,597
Total Commercial Mortgage-Backed Securities (Cost $3,164,689)
.. . . . . . . . . . . . . . . . .
Mortgage-Backed Securities 14.6%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 2.1%
g FHLMC Gold Pool, 15 Year, 5%, 12/01/23.. . . . . . . . . . . . . . . . . . .		United States	11,417
g FHLMC Gold Pool, 20 Year, 6.5%, 8/01/27. . . . . . . . . . . . . . . . . . .		United States	65,994
g FHLMC Gold Pool, 30 Year, 3.5%, 3/01/45. . . . . . . . . . . . . . . . . . .		United States	9,785
g FHLMC Gold Pool, 30 Year, 3.5%, 12/01/48. . . . . . . . . . . . . . . . . .		United States	1,787,694
g FHLMC Gold Pool, 30 Year, 4%, 5/01/48.. . . . . . . . . . . . . . . . . . . .		United States	1,307,249
g FHLMC Gold Pool, 30	Year, 6%, 7/01/28 - 11/01/36.. . . . . . . . . . . .	United States	207,573
g FHLMC Gold Pool, 30	Year, 6.5%, 3/01/38. . . . . . . . . . . . . . . . . . .	United States	5,900
g FHLMC Gold Pool, 30	Year, 7%, 9/01/27.. . . . . . . . . . . . . . . . . . . .	United States	20,865
g FHLMC Gold Pool, 30	Year, 8.5%, 7/01/31. . . . . . . . . . . . . . . . . . .	United States	71,253
g FHLMC Pool, 15 Year, 2.5%, 9/01/35 . . . . . . . . . . . . . . . . . . . . . . .		United States	2,813,080
q Federal National Mortgage Association (FNMA) Adjustable Rate 0.0% †
g FNMA, 3.665% - 5.1%, (6-month USD LIBOR +/- MBS Margin),
6/01/32 - 7/01/34.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		United States	51,980
2,909,537
11,504
67,759
9,126
1,659,152
1,252,337
213,890
6,083
21,053
74,513
2,584,212
5,899,629
51,538
51,538
30	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST SCHEDULE OF INVESTMENTS
Principal
Country	Amount *
Value
a	a	a	a	a
Mortgage-Backed Securities (continued)
Federal National Mortgage Association (FNMA) Fixed Rate 12.2%
g FNMA, 3.5%, 7/01/56.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	401,268		$367,118
g FNMA, 15 Year, 2%, 9/01/35.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	904,371		807,751
g FNMA, 15 Year, 3%, 8/01/27.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	3,620		3,488
g FNMA, 15 Year, 3.5%, 1/01/26. . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	4,883		4,798
g FNMA, 20 Year, 4.5%, 5/01/24 - 9/01/29. . . . . . . . . . . . . . . . . . . . .	United States	15,418		15,314
g FNMA, 30 Year, 2.5%, 9/01/50. . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	4,089,800		3,495,203
g FNMA, 30 Year, 3%, 10/01/50.. . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	2,716,708		2,395,194
g FNMA, 30 Year, 3.5%, 1/01/45 - 6/01/45. . . . . . . . . . . . . . . . . . . . .	United States	416,749		389,106
g FNMA, 30 Year, 4%, 10/01/47.. . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	1,938,112		1,853,412
g FNMA, 30 Year, 4%, 11/01/44 - 1/01/48.. . . . . . . . . . . . . . . . . . . . .	United States	601,184		574,914
g FNMA, 30 Year, 4.5%, 3/01/44. . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	614		598
g FNMA, 30 Year, 5%, 5/01/38 - 7/01/39. . . . . . . . . . . . . . . . . . . . . .	United States	151,378		154,660
g FNMA, 30 Year, 5.5%, 6/01/37. . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	114,945		119,305
g FNMA, 30 Year, 6%, 4/01/33 - 6/01/38. . . . . . . . . . . . . . . . . . . . . .	United States	296,873		309,514
g FNMA, 30 Year, 6.5%, 8/01/32. . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	46,770		48,929
r FNMA, Single-family, 30 Year, 5%, 1/25/53. . . . . . . . . . . . . . . . . . .	United States	12,138,000		11,962,411
r FNMA, Single-family, 30 Year, 5.5%, 1/25/53.. . . . . . . . . . . . . . . . .	United States	12,136,000		12,169,727
				34,671,442
Government National Mortgage Association (GNMA) Fixed Rate 0.3%
g GNMA I, Single-family, 30 Year, 6.5%, 6/15/31 - 12/15/33. . . . . . . .	United States	182,501		189,192
g GNMA II, Single-family, 30 Year, 3.5%, 12/20/49. . . . . . . . . . . . . . .	United States	758,698		703,103
g GNMA II, Single-family, 30 Year, 7%, 1/20/24 - 1/20/29. . . . . . . . . .	United States	8,788		8,981
g GNMA II, Single-family, 30 Year, 8%, 1/20/28 - 10/20/31. . . . . . . . .	United States	41,474		43,554
				944,830
Total Mortgage-Backed Securities (Cost $44,212,906). . .	. . . . . . . . . . . . . .	. . . . . . . . . . .	. . . . . . . . . . .	41,567,439
T ota l Long Term Investments (Cost $459,979,249).. . .	. . . . . . . . . . .	. . . . . . . . . . .	. . . . . . . . . . .	413,679,269

Short Term Investments 0.5%
a	a	Country	Shares	a
a	a	a
Value
Money Market Funds 0.5%
s,t Institutional Fiduciary Trust - Money Market Portfolio, 3.782%. . . . .		United States	1,457,842				1,457,842
. . . . . . . . . .Total Money Market Funds (Cost $1,457,842)		. . . . . . . . . . . . . . . . . . . . . . .		. .	.		1,457,842
Total Short Term Investments (Cost $1,457,842)
		. . . . . . . . . . . . . . . . . . . . . . .		. .	.		1,457,842
Total Investments (Cost $461,437,091) 145.5%.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
						$415,137,111
Reverse Repurchase Agreements (12.1)%.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .						(34,456,370)
u Credit Facility (29.1)%. . . . . . . . . . . . .	. . . . . . . . . . . . . . . . .	. . . . . . . . . . . . . . . . . . . . . . .		. .	.	(83,000,000)
Other Assets, less Liabilities (4.3)%.	. . . . . . . . . . . . . . . . .	. . . . . . . . . . . . . . . . . . . . . . .		. .	.		(12,361,542)
Net Assets 100.0%. . . . . . . . . . . . . . . .	. . . . . . . . . . . . . . . . .	. . . . . . . . . . . . . . . . . . . . . . .		. .	.	$285,319,199
			Amount

v Reverse Repurchase Agreements (12.1)%			Borrowed				Payable

Counterparty UBS AG, 4.33%, 1/06/23. . . . . . . .	. . . . . . . . . . . . . .		$309,750				$(312,952)
Counterparty UBS AG, 4.33%, 1/06/23. . . . . . . .	. . . . . . . . . . . . . .		1,164,375				(1,176,419)
Counterparty UBS AG, 4.33%, 1/06/23. . . . . . . .	. . . . . . . . . . . . . .		752,125				(759,905)
Counterparty UBS AG, 4.33%, 1/06/23. . . . . . . .	. . . . . . . . . . . . . .		1,069,250				(1,080,310)
Counterparty UBS AG, 4.33%, 1/06/23. . . . . . . .	. . . . . . . . . . . . . .		1,170,000				(1,182,102)

franklintempleton.com	The accompanying notes are an integral part of these financial statements.					Annual Report	31

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
		Amount
	Country	Borrowed	Payable
v Reverse Repurchase Agreements (continued)
Counterparty UBS AG, 4.33%, 1/06/23. . . . . . . . . . . . . . . . . . . . . .		$981,500	$(991,653)
Counterparty UBS AG, 4.33%, 1/06/23. . . . . . . . . . . . . . . . . . . . . .		910,000	(919,413)
Counterparty UBS AG, 4.33%, 1/06/23. . . . . . . . . . . . . . . . . . . . . .		1,015,500	(1,026,004)
Counterparty UBS AG, 4.33%, 1/06/23. . . . . . . . . . . . . . . . . . . . . .		717,500	(724,922)
Counterparty UBS AG, 4.33%, 1/06/23. . . . . . . . . . . . . . . . . . . . . .		752,125	(753,301)
Counterparty UBS AG, 4.33%, 1/06/23. . . . . . . . . . . . . . . . . . . . . .		940,000	(949,723)
Counterparty UBS AG, 4.33%, 1/06/23. . . . . . . . . . . . . . . . . . . . . .		198,125	(200,174)
Counterparty UBS AG, 4.33%, 1/06/23. . . . . . . . . . . . . . . . . . . . . .		727,500	(735,025)
Counterparty UBS AG, 4.33%, 1/06/23. . . . . . . . . . . . . . . . . . . . . .		196,125	(198,154)
Counterparty UBS AG, 4.33%, 1/06/23. . . . . . . . . . . . . . . . . . . . . .		1,002,625	(1,012,996)
Counterparty UBS AG, 4.33%, 1/06/23. . . . . . . . . . . . . . . . . . . . . .		550,000	(555,689)
Counterparty UBS AG, 4.33%, 1/06/23. . . . . . . . . . . . . . . . . . . . . .		899,250	(908,552)
Counterparty UBS AG, 4.33%, 1/06/23. . . . . . . . . . . . . . . . . . . . . .		476,000	(480,924)
Counterparty UBS AG, 4.33%, 1/06/23. . . . . . . . . . . . . . . . . . . . . .		339,000	(342,507)
Counterparty UBS AG, 4.33%, 1/06/23. . . . . . . . . . . . . . . . . . . . . .		299,000	(302,093)
Counterparty UBS AG, 4.33%, 1/06/23. . . . . . . . . . . . . . . . . . . . . .		291,000	(294,010)
Counterparty UBS AG, 4.33%, 1/06/23. . . . . . . . . . . . . . . . . . . . . .		294,844	(297,894)
Counterparty UBS AG, 4.33%, 1/06/23. . . . . . . . . . . . . . . . . . . . . .		228,720	(231,086)
Counterparty UBS AG, 4.33%, 1/06/23. . . . . . . . . . . . . . . . . . . . . .		363,750	(367,513)
Counterparty UBS AG, 4.33%, 1/06/23. . . . . . . . . . . . . . . . . . . . . .		897,000	(906,278)
Counterparty UBS AG, 4.33%, 1/06/23. . . . . . . . . . . . . . . . . . . . . .		891,000	(900,216)
Counterparty UBS AG, 4.37%, 1/06/23. . . . . . . . . . . . . . . . . . . . . .		1,218,240	(1,230,958)
Counterparty UBS AG, 4.37%, 1/06/23. . . . . . . . . . . . . . . . . . . . . .		1,313,280	(1,326,990)
Counterparty UBS AG, 4.85%, 1/06/23. . . . . . . . . . . . . . . . . . . . . .		1,889,197	(1,911,086)
Counterparty UBS AG, 4.85%, 1/06/23. . . . . . . . . . . . . . . . . . . . . .		2,211,965	(2,237,593)
Counterparty UBS AG, 4.85%, 1/06/23. . . . . . . . . . . . . . . . . . . . . .		4,476,022	(4,527,882)
Counterparty UBS AG, 4.85%, 1/06/23. . . . . . . . . . . . . . . . . . . . . .		1,005,198	(1,016,844)
Counterparty UBS AG, 5.07%, 1/06/23. . . . . . . . . . . . . . . . . . . . . .		1,506,290	(1,524,534)
Counterparty UBS AG, 5.07%, 1/06/23. . . . . . . . . . . . . . . . . . . . . .		1,777,776	(1,799,308)
Counterparty UBS AG, 5.07%, 1/06/23. . . . . . . . . . . . . . . . . . . . . .		1,256,146	(1,271,360)
. . . . . . . . .Total Reverse Repurchase Agreements (Proceeds $34,090,177)		. . . . . . . . . .	$(34,456,370)
See Abbreviations on page 171.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 14 regarding fair value measurements.
c
See Note 12 regarding restricted securities.
d
Income may be received in additional securities and/or cash.
e
Perpetual security with no stated maturity date.
f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2022, the aggregate value of these securities was $153,191,465, representing 53.7% of net assets.
g
A portion or all of the security is pledged as collateral in connection with the Fund's revolving credit facility.
h
A portion or all of the security is designated as collateral for reverse repurchase agreements.
i
See Note 9 regarding credit risk and defaulted securities.
j
The coupon rate shown represents the rate at period end.
k
See Note 1(e) regarding senior floating rate interests.
l
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
m
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
n
See Note 13 regarding unfunded loan commitments.
o
See Note 1(f) regarding Marketplace Lending. See full breakdown of marketplace loans holdings in the table at the end of this schedule.
p
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
32	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
q
Adjustable Rate
Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
r
Security purchased on a
to-be-announced (TBA) basis. See Note 1(c).
s
See Note 5(c) regarding investments in affiliated management investment companies.
t
The rate shown is the annualized
seven-day effective yield at period end.
u
See Note 3 regarding Credit Facility.
v
See Note 4 regarding reverse repurchase agreements.
franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	33

FRANKLIN LIMITED DURATION INCOME TRUST
Schedule of Investments, December 31, 2022
Franklin Limited Duration Income Trust
At December 31, 2022, the Fund had the following marketplace loans outstanding. See Note 1(f).
		Principal			Principal
Description		Amount	Value	Description	Amount	Value
Marketplace Loans - 26.4%
Block, Inc.				Block, Inc. (continued)
5989451.SQ.FTS.B, Zero Cpn, 4/13/24.. . .		$ 63,314	$60,652	5996556.SQ.FTS.B, Zero Cpn, 4/15/24.. . .	$ 5,694	$5,441
5989817.SQ.FTS.B, Zero Cpn, 4/13/24.. . .		1,217	985	5996581.SQ.FTS.B, Zero Cpn, 4/15/24.. . .	4,094	3,941
5989835.SQ.FTS.B, Zero Cpn, 4/13/24.. . .		8,051	7,684	5996605.SQ.FTS.B, Zero Cpn, 4/15/24.. . .	13,981	12,084
5989913.SQ.FTS.B, Zero Cpn, 4/13/24.. . .		2,537	2,431	5996674.SQ.FTS.B, Zero Cpn, 4/15/24.. . .	5,316	5,091
5989942.SQ.FTS.B, Zero Cpn, 4/13/24.. . .		28,117	25,904	5996697.SQ.FTS.B, Zero Cpn, 4/15/24.. . .	14,866	14,207
5990282.SQ.FTS.B, Zero Cpn, 4/13/24.. . .		4,994	4,779	5996762.SQ.FTS.B, Zero Cpn, 4/15/24.. . .	2,693	1,983
5990355.SQ.FTS.B, Zero Cpn, 4/13/24.. . .		13,441	12,787	5996772.SQ.FTS.B, Zero Cpn, 4/15/24.. . .	5,873	5,623
5990519.SQ.FTS.B, Zero Cpn, 4/13/24.. . .		7,378	7,077	5996801.SQ.FTS.B, Zero Cpn, 4/15/24.. . .	3,822	3,632
5990621.SQ.FTS.B, Zero Cpn, 4/13/24.. . .		2,678	2,539	5996815.SQ.FTS.B, Zero Cpn, 4/15/24.. . .	7,068	6,767
5990664.SQ.FTS.B, Zero Cpn, 4/13/24.. . .		16,717	14,794	5996848.SQ.FTS.B, Zero Cpn, 4/15/24.. . .	2,123	1,563
5990790.SQ.FTS.B, Zero Cpn, 4/13/24.. . .		419	399	5996857.SQ.FTS.B, Zero Cpn, 4/15/24.. . .	1,800	1,674
5990791.SQ.FTS.B, Zero Cpn, 4/13/24.. . .		3,456	3,315	5996866.SQ.FTS.B, Zero Cpn, 4/15/24.. . .	20,854	19,436
5990845.SQ.FTS.B, Zero Cpn, 4/13/24.. . .		2,764	2,388	5996948.SQ.FTS.B, Zero Cpn, 4/15/24.. . .	2,375	2,278
5990873.SQ.FTS.B, Zero Cpn, 4/13/24.. . .		2,280	2,202	5996975.SQ.FTS.B, Zero Cpn, 4/15/24.. . .	628	609
5990930.SQ.FTS.B, Zero Cpn, 4/13/24.. . .		21,211	19,389	5996979.SQ.FTS.B, Zero Cpn, 4/15/24.. . .	7,683	7,302
5990998.SQ.FTS.B, Zero Cpn, 4/13/24.. . .		36,687	35,049	5997016.SQ.FTS.B, Zero Cpn, 4/15/24.. . .	1,300	1,250
5991317.SQ.FTS.B, Zero Cpn, 4/13/24.. . .		35,236	33,555	5997025.SQ.FTS.B, Zero Cpn, 4/15/24.. . .	325	315
5991620.SQ.FTS.B, Zero Cpn, 4/13/24.. . .		8,100	7,621	5997027.SQ.FTS.B, Zero Cpn, 4/15/24.. . .	25,012	23,691
5991690.SQ.FTS.B, Zero Cpn, 4/13/24.. . .		41,603	39,574	5997164.SQ.FTS.B, Zero Cpn, 4/16/24.. . .	6,270	5,951
5992060.SQ.FTS.B, Zero Cpn, 4/13/24.. . .		4,194	4,016	5997200.SQ.FTS.B, Zero Cpn, 4/16/24.. . .	2,896	2,787
5992122.SQ.FTS.B, Zero Cpn, 4/13/24.. . .		3,917	3,712	5997223.SQ.FTS.B, Zero Cpn, 4/16/24.. . .	1,222	800
5992170.SQ.FTS.B, Zero Cpn, 4/13/24.. . .		22,548	21,594	5997238.SQ.FTS.B, Zero Cpn, 4/16/24.. . .	5,265	5,022
5992282.SQ.FTS.B, Zero Cpn, 4/13/24.. . .		6,641	6,382	5997270.SQ.FTS.B, Zero Cpn, 4/16/24.. . .	1,444	1,372
5992334.SQ.FTS.B, Zero Cpn, 4/13/24.. . .		654	620	5997280.SQ.FTS.B, Zero Cpn, 4/16/24.. . .	1,008	820
5992335.SQ.FTS.B, Zero Cpn, 4/13/24.. . .		8,474	8,044	5997286.SQ.FTS.B, Zero Cpn, 4/16/24.. . .	6,536	6,128
5993144.SQ.FTS.B, Zero Cpn, 4/14/24.. . .		1,720	1,647	5997327.SQ.FTS.B, Zero Cpn, 4/16/24.. . .	745	709
5993174.SQ.FTS.B, Zero Cpn, 4/14/24.. . .		32,613	26,763	5997335.SQ.FTS.B, Zero Cpn, 4/16/24.. . .	7,714	7,332
5993445.SQ.FTS.B, Zero Cpn, 4/14/24.. . .		2,009	1,916	5997383.SQ.FTS.B, Zero Cpn, 4/16/24.. . .	9,544	9,138
5993484.SQ.FTS.B, Zero Cpn, 4/14/24.. . .		14,505	13,659	5997441.SQ.FTS.B, Zero Cpn, 4/16/24.. . .	558	519
5993663.SQ.FTS.B, Zero Cpn, 4/14/24.. . .		4,442	3,837	5997448.SQ.FTS.B, Zero Cpn, 4/16/24.. . .	2,903	2,658
5993690.SQ.FTS.B, Zero Cpn, 4/14/24.. . .		15,139	11,583	5997475.SQ.FTS.B, Zero Cpn, 4/16/24.. . .	4,310	4,127
5993923.SQ.FTS.B, Zero Cpn, 4/14/24.. . .		7,486	7,073	5997495.SQ.FTS.B, Zero Cpn, 4/16/24.. . .	8,828	8,389
5994040.SQ.FTS.B, Zero Cpn, 4/14/24.. . .		15,572	14,095	5997540.SQ.FTS.B, Zero Cpn, 4/16/24.. . .	3,643	3,462
5994215.SQ.FTS.B, Zero Cpn, 4/14/24.. . .		2,120	2,031	5997555.SQ.FTS.B, Zero Cpn, 4/16/24.. . .	713	577
5994254.SQ.FTS.B, Zero Cpn, 4/14/24.. . .		6,469	6,183	5997562.SQ.FTS.B, Zero Cpn, 4/16/24.. . .	7,411	6,948
5994375.SQ.FTS.B, Zero Cpn, 4/14/24.. . .		2,106	1,829	5997611.SQ.FTS.B, Zero Cpn, 4/16/24.. . .	3,970	2,818
5994418.SQ.FTS.B, Zero Cpn, 4/14/24.. . .		30,526	28,387	5997631.SQ.FTS.B, Zero Cpn, 4/16/24.. . .	1,681	1,599
5994801.SQ.FTS.B, Zero Cpn, 4/14/24.. . .		4,500	4,324	5997646.SQ.FTS.B, Zero Cpn, 4/16/24.. . .	6,830	6,539
5994999.SQ.FTS.B, Zero Cpn, 4/14/24.. . .		4,014	3,733	5997689.SQ.FTS.B, Zero Cpn, 4/16/24.. . .	948	620
5995027.SQ.FTS.B, Zero Cpn, 4/14/24.. . .		57,026	54,167	5997695.SQ.FTS.B, Zero Cpn, 4/16/24.. . .	11,064	10,411
5995484.SQ.FTS.B, Zero Cpn, 4/14/24.. . .		711	685	5997974.SQ.FTS.B, Zero Cpn, 4/17/24.. . .	1,000	966
5995495.SQ.FTS.B, Zero Cpn, 4/14/24.. . .		37,011	35,351	5998009.SQ.FTS.B, Zero Cpn, 4/17/24.. . .	1,159	1,079
5995671.SQ.FTS.B, Zero Cpn, 4/14/24.. . .		4,975	4,721	5998026.SQ.FTS.B, Zero Cpn, 4/17/24.. . .	15,160	14,385
5995696.SQ.FTS.B, Zero Cpn, 4/14/24.. . .		3,513	3,196	5998215.SQ.FTS.B, Zero Cpn, 4/17/24.. . .	4,204	4,027
5995717.SQ.FTS.B, Zero Cpn, 4/14/24.. . .		4,938	4,710	5998278.SQ.FTS.B, Zero Cpn, 4/17/24.. . .	929	825
5995749.SQ.FTS.B, Zero Cpn, 4/14/24.. . .		13,465	12,280	5998287.SQ.FTS.B, Zero Cpn, 4/17/24.. . .	930	882
5995818.SQ.FTS.B, Zero Cpn, 4/14/24.. . .		6,435	6,095	5998297.SQ.FTS.B, Zero Cpn, 4/17/24.. . .	1,209	1,112
5995857.SQ.FTS.B, Zero Cpn, 4/14/24.. . .		833	805	5998317.SQ.FTS.B, Zero Cpn, 4/17/24.. . .	1,381	1,198
5995868.SQ.FTS.B, Zero Cpn, 4/14/24.. . .		1,948	1,796	5998322.SQ.FTS.B, Zero Cpn, 4/17/24.. . .	1,806	1,749
5995899.SQ.FTS.B, Zero Cpn, 4/14/24.. . .		6,688	6,291	5998352.SQ.FTS.B, Zero Cpn, 4/17/24.. . .	3,159	3,005
5995981.SQ.FTS.B, Zero Cpn, 4/14/24.. . .		70,520	63,836	5998437.SQ.FTS.B, Zero Cpn, 4/17/24.. . .	2,525	2,367
5996345.SQ.FTS.B, Zero Cpn, 4/15/24.. . .		1,497	1,396	5998492.SQ.FTS.B, Zero Cpn, 4/17/24.. . .	811	771
5996355.SQ.FTS.B, Zero Cpn, 4/15/24.. . .		2,270	2,135	5998507.SQ.FTS.B, Zero Cpn, 4/17/24.. . .	431	416
5996367.SQ.FTS.B, Zero Cpn, 4/15/24.. . .		3,711	3,543	5998517.SQ.FTS.B, Zero Cpn, 4/17/24.. . .	10,136	9,675
5996382.SQ.FTS.B, Zero Cpn, 4/15/24.. . .		9,936	9,477	5998620.SQ.FTS.B, Zero Cpn, 4/17/24.. . .	17,287	13,557
5996474.SQ.FTS.B, Zero Cpn, 4/15/24.. . .		20,638	19,235	6000119.SQ.FTS.B, Zero Cpn, 4/17/24.. . .	7,705	7,049

34	Annual Report	The accompanying notes are an integral part of these financial statements.			franklintempleton.com

Franklin Limited Duration Income Trust
(continued)
	Principal
Description	Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
6000183.SQ.FTS.B, Zero Cpn, 4/17/24.. . .	$ 15,703	$14,110
6000301.SQ.FTS.B, Zero Cpn, 4/17/24.. . .	4,606	4,453
6000330.SQ.FTS.B, Zero Cpn, 4/17/24.. . .	3,642	3,495
6001038.SQ.FTS.B, Zero Cpn, 4/17/24.. . .	266	250
6001495.SQ.FTS.B, Zero Cpn, 4/18/24.. . .	9,106	8,642
6001577.SQ.FTS.B, Zero Cpn, 4/18/24.. . .	1,557	1,465
6001581.SQ.FTS.B, Zero Cpn, 4/18/24.. . .	22,648	21,665
6001803.SQ.FTS.B, Zero Cpn, 4/18/24.. . .	11,926	8,641
6001892.SQ.FTS.B, Zero Cpn, 4/18/24.. . .	7,339	6,904
6002018.SQ.FTS.B, Zero Cpn, 4/18/24.. . .	9,975	9,465
6002182.SQ.FTS.B, Zero Cpn, 4/18/24.. . .	11,557	10,982
6002293.SQ.FTS.B, Zero Cpn, 4/18/24.. . .	9,605	9,112
6002739.SQ.FTS.B, Zero Cpn, 4/18/24.. . .	21,587	20,517
6002922.SQ.FTS.B, Zero Cpn, 4/18/24.. . .	13,470	12,916
6003085.SQ.FTS.B, Zero Cpn, 4/18/24.. . .	61,846	59,323
6003779.SQ.FTS.B, Zero Cpn, 4/18/24.. . .	5,160	4,810
6003800.SQ.FTS.B, Zero Cpn, 4/18/24.. . .	8,444	8,079
6003850.SQ.FTS.B, Zero Cpn, 4/18/24.. . .	2,980	2,210
6003889.SQ.FTS.B, Zero Cpn, 4/18/24.. . .	3,282	2,791
6003901.SQ.FTS.B, Zero Cpn, 4/18/24.. . .	8,809	8,400
6003972.SQ.FTS.B, Zero Cpn, 4/18/24.. . .	3,752	3,615
6004013.SQ.FTS.B, Zero Cpn, 4/18/24.. . .	9,744	9,246
6004110.SQ.FTS.B, Zero Cpn, 4/18/24.. . .	10,163	9,656
6004167.SQ.FTS.B, Zero Cpn, 4/18/24.. . .	2,027	1,925
6004196.SQ.FTS.B, Zero Cpn, 4/18/24.. . .	3,149	2,991
6004261.SQ.FTS.B, Zero Cpn, 4/18/24.. . .	6,362	6,105
6004380.SQ.FTS.B, Zero Cpn, 4/18/24.. . .	2,639	2,512
6004397.SQ.FTS.B, Zero Cpn, 4/18/24.. . .	3,280	3,119
6004440.SQ.FTS.B, Zero Cpn, 4/18/24.. . .	1,072	745
6004441.SQ.FTS.B, Zero Cpn, 4/18/24.. . .	7,003	6,707
6004476.SQ.FTS.B, Zero Cpn, 4/18/24.. . .	1,086	1,019
6004498.SQ.FTS.B, Zero Cpn, 4/18/24.. . .	17,916	16,784
6004621.SQ.FTS.B, Zero Cpn, 4/18/24.. . .	7,779	7,448
6004668.SQ.FTS.B, Zero Cpn, 4/18/24.. . .	13,228	12,635
6004732.SQ.FTS.B, Zero Cpn, 4/19/24.. . .	48,160	45,575
6005188.SQ.FTS.B, Zero Cpn, 4/19/24.. . .	5,236	5,014
6005257.SQ.FTS.B, Zero Cpn, 4/19/24.. . .	6,039	5,425
6005382.SQ.FTS.B, Zero Cpn, 4/19/24.. . .	272	264
6005393.SQ.FTS.B, Zero Cpn, 4/19/24.. . .	4,870	4,624
6005475.SQ.FTS.B, Zero Cpn, 4/19/24.. . .	5,003	4,569
6005567.SQ.FTS.B, Zero Cpn, 4/19/24.. . .	9,274	7,898
6005673.SQ.FTS.B, Zero Cpn, 4/19/24.. . .	1,072	1,006
6005710.SQ.FTS.B, Zero Cpn, 4/19/24.. . .	8,351	7,995
6005793.SQ.FTS.B, Zero Cpn, 4/19/24.. . .	2,997	2,684
6005807.SQ.FTS.B, Zero Cpn, 4/19/24.. . .	738	700
6005813.SQ.FTS.B, Zero Cpn, 4/19/24.. . .	8,834	7,523
6005930.SQ.FTS.B, Zero Cpn, 4/19/24.. . .	1,168	1,070
6005937.SQ.FTS.B, Zero Cpn, 4/19/24.. . .	11,330	10,754
6006079.SQ.FTS.B, Zero Cpn, 4/19/24.. . .	4,307	4,123
6006182.SQ.FTS.B, Zero Cpn, 4/19/24.. . .	407	394
6006191.SQ.FTS.B, Zero Cpn, 4/19/24.. . .	8,004	7,661
6006300.SQ.FTS.B, Zero Cpn, 4/19/24.. . .	6,259	6,000
6006411.SQ.FTS.B, Zero Cpn, 4/19/24.. . .	8,986	8,365
6006509.SQ.FTS.B, Zero Cpn, 4/19/24.. . .	6,052	5,676
6006535.SQ.FTS.B, Zero Cpn, 4/19/24.. . .	49,072	45,732
6006874.SQ.FTS.B, Zero Cpn, 4/19/24.. . .	290	281
6006875.SQ.FTS.B, Zero Cpn, 4/19/24.. . .	1,698	1,625
6006918.SQ.FTS.B, Zero Cpn, 4/19/24.. . .	4,506	4,312
FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
	Principal
Description	Amount	Value
Block, Inc. (continued)
6007001.SQ.FTS.B, Zero Cpn, 4/19/24.. . .	$ 1,577	$1,500
6007026.SQ.FTS.B, Zero Cpn, 4/19/24.. . .	11,534	10,966
6007117.SQ.FTS.B, Zero Cpn, 4/19/24.. . .	2,586	2,460
6007122.SQ.FTS.B, Zero Cpn, 4/19/24.. . .	61,532	58,676
6007505.SQ.FTS.B, Zero Cpn, 4/19/24.. . .	85,569	78,997
6009397.SQ.FTS.B, Zero Cpn, 4/20/24.. . .	4,249	4,075
6009415.SQ.FTS.B, Zero Cpn, 4/20/24.. . .	3,488	3,338
6009425.SQ.FTS.B, Zero Cpn, 4/20/24.. . .	5,115	4,350
6009469.SQ.FTS.B, Zero Cpn, 4/20/24.. . .	1,082	1,027
6009477.SQ.FTS.B, Zero Cpn, 4/20/24.. . .	33,365	31,801
6009777.SQ.FTS.B, Zero Cpn, 4/20/24.. . .	5,349	4,646
6009819.SQ.FTS.B, Zero Cpn, 4/20/24.. . .	5,047	4,739
6009872.SQ.FTS.B, Zero Cpn, 4/20/24.. . .	27,765	26,118
6010183.SQ.FTS.B, Zero Cpn, 4/20/24.. . .	2,596	2,281
6010216.SQ.FTS.B, Zero Cpn, 4/20/24.. . .	8,621	8,228
6010369.SQ.FTS.B, Zero Cpn, 4/20/24.. . .	4,846	4,404
6010445.SQ.FTS.B, Zero Cpn, 4/20/24.. . .	4,813	4,567
6010507.SQ.FTS.B, Zero Cpn, 4/20/24.. . .	7,873	7,529
6010585.SQ.FTS.B, Zero Cpn, 4/20/24.. . .	1,794	1,730
6010623.SQ.FTS.B, Zero Cpn, 4/20/24.. . .	16,107	14,936
6010694.SQ.FTS.B, Zero Cpn, 4/20/24.. . .	8,355	7,955
6010775.SQ.FTS.B, Zero Cpn, 4/20/24.. . .	2,105	2,015
6010800.SQ.FTS.B, Zero Cpn, 4/20/24.. . .	994	958
6010835.SQ.FTS.B, Zero Cpn, 4/20/24.. . .	1,888	1,740
6010855.SQ.FTS.B, Zero Cpn, 4/20/24.. . .	9,595	9,139
6010907.SQ.FTS.B, Zero Cpn, 4/20/24.. . .	69,035	55,032
6011390.SQ.FTS.B, Zero Cpn, 4/20/24.. . .	3,913	3,117
6011417.SQ.FTS.B, Zero Cpn, 4/20/24.. . .	4,677	4,475
6011467.SQ.FTS.B, Zero Cpn, 4/20/24.. . .	3,605	3,285
6011501.SQ.FTS.B, Zero Cpn, 4/20/24.. . .	12,621	12,077
6011596.SQ.FTS.B, Zero Cpn, 4/20/24.. . .	6,888	6,535
6011617.SQ.FTS.B, Zero Cpn, 4/20/24.. . .	42,251	35,050
6011745.SQ.FTS.B, Zero Cpn, 4/20/24.. . .	3,554	3,255
6011775.SQ.FTS.B, Zero Cpn, 4/20/24.. . .	20,840	19,794
6011902.SQ.FTS.B, Zero Cpn, 4/20/24.. . .	18,064	17,295
6012006.SQ.FTS.B, Zero Cpn, 4/20/24.. . .	5,072	4,821
6012017.SQ.FTS.B, Zero Cpn, 4/20/24.. . .	34,779	30,579
6012176.SQ.FTS.B, Zero Cpn, 4/20/24.. . .	6,871	6,448
6012241.SQ.FTS.B, Zero Cpn, 4/20/24.. . .	7,915	7,057
6012349.SQ.FTS.B, Zero Cpn, 4/20/24.. . .	2,799	2,507
6012388.SQ.FTS.B, Zero Cpn, 4/20/24.. . .	4,821	4,629
6012449.SQ.FTS.B, Zero Cpn, 4/20/24.. . .	13,050	11,954
6012540.SQ.FTS.B, Zero Cpn, 4/20/24.. . .	4,706	4,422
6012584.SQ.FTS.B, Zero Cpn, 4/20/24.. . .	2,149	2,048
6012594.SQ.FTS.B, Zero Cpn, 4/20/24.. . .	4,344	4,139
6012651.SQ.FTS.B, Zero Cpn, 4/20/24.. . .	14,036	12,831
6012758.SQ.FTS.B, Zero Cpn, 4/21/24.. . .	3,268	3,103
6012791.SQ.FTS.B, Zero Cpn, 4/21/24.. . .	7,030	6,669
6012834.SQ.FTS.B, Zero Cpn, 4/21/24.. . .	1,575	1,412
6012836.SQ.FTS.B, Zero Cpn, 4/21/24.. . .	3,368	3,191
6012848.SQ.FTS.B, Zero Cpn, 4/21/24.. . .	8,015	7,283
6012911.SQ.FTS.B, Zero Cpn, 4/21/24.. . .	2,149	1,543
6012948.SQ.FTS.B, Zero Cpn, 4/21/24.. . .	17,327	16,665
6013143.SQ.FTS.B, Zero Cpn, 4/21/24.. . .	1,968	1,883
6013187.SQ.FTS.B, Zero Cpn, 4/21/24.. . .	4,477	4,283
6013217.SQ.FTS.B, Zero Cpn, 4/21/24.. . .	3,149	2,989
6013275.SQ.FTS.B, Zero Cpn, 4/21/24.. . .	8,361	7,741
6013358.SQ.FTS.B, Zero Cpn, 4/21/24.. . .	9,196	8,701
franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	35

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
		Principal			Principal
Description		Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)				Block, Inc. (continued)
6013492.SQ.FTS.B, Zero Cpn, 4/21/24.. . .		$ 3,955	$3,374	6016353.SQ.FTS.B, Zero Cpn, 4/22/24.. . .	$ 3,247	$3,112
6013562.SQ.FTS.B, Zero Cpn, 4/21/24.. . .		1,989	1,809	6016373.SQ.FTS.B, Zero Cpn, 4/22/24.. . .	5,541	5,261
6013579.SQ.FTS.B, Zero Cpn, 4/21/24.. . .		2,900	2,807	6016403.SQ.FTS.B, Zero Cpn, 4/22/24.. . .	2,994	2,665
6013648.SQ.FTS.B, Zero Cpn, 4/21/24.. . .		2,786	2,614	6016430.SQ.FTS.B, Zero Cpn, 4/22/24.. . .	11,877	11,362
6013691.SQ.FTS.B, Zero Cpn, 4/21/24.. . .		12,644	12,098	6016502.SQ.FTS.B, Zero Cpn, 4/22/24.. . .	926	872
6013859.SQ.FTS.B, Zero Cpn, 4/21/24.. . .		11,614	11,123	6016507.SQ.FTS.B, Zero Cpn, 4/22/24.. . .	1,560	1,364
6014036.SQ.FTS.B, Zero Cpn, 4/21/24.. . .		3,321	3,149	6016515.SQ.FTS.B, Zero Cpn, 4/22/24.. . .	1,026	732
6014070.SQ.FTS.B, Zero Cpn, 4/21/24.. . .		1,428	1,187	6016520.SQ.FTS.B, Zero Cpn, 4/22/24.. . .	1,620	1,522
6014090.SQ.FTS.B, Zero Cpn, 4/21/24.. . .		2,675	2,431	6016530.SQ.FTS.B, Zero Cpn, 4/22/24.. . .	2,476	2,262
6014131.SQ.FTS.B, Zero Cpn, 4/21/24.. . .		4,315	4,061	6016541.SQ.FTS.B, Zero Cpn, 4/22/24.. . .	1,746	1,670
6014162.SQ.FTS.B, Zero Cpn, 4/21/24.. . .		8,739	8,359	6016545.SQ.FTS.B, Zero Cpn, 4/23/24.. . .	5,979	5,565
6014217.SQ.FTS.B, Zero Cpn, 4/21/24.. . .		4,595	4,359	6016570.SQ.FTS.B, Zero Cpn, 4/23/24.. . .	204	196
6014233.SQ.FTS.B, Zero Cpn, 4/21/24.. . .		11,761	11,276	6016571.SQ.FTS.B, Zero Cpn, 4/23/24.. . .	2,230	2,118
6014298.SQ.FTS.B, Zero Cpn, 4/21/24.. . .		3,674	3,487	6016589.SQ.FTS.B, Zero Cpn, 4/23/24.. . .	794	681
6014321.SQ.FTS.B, Zero Cpn, 4/21/24.. . .		1,565	1,336	6016592.SQ.FTS.B, Zero Cpn, 4/23/24.. . .	3,881	3,671
6014325.SQ.FTS.B, Zero Cpn, 4/21/24.. . .		4,654	4,381	6016613.SQ.FTS.B, Zero Cpn, 4/23/24.. . .	8,709	8,051
6014359.SQ.FTS.B, Zero Cpn, 4/21/24.. . .		1,410	1,327	6016658.SQ.FTS.B, Zero Cpn, 4/23/24.. . .	23,397	21,682
6014384.SQ.FTS.B, Zero Cpn, 4/21/24.. . .		1,429	1,222	6016761.SQ.FTS.B, Zero Cpn, 4/23/24.. . .	3,358	3,183
6014389.SQ.FTS.B, Zero Cpn, 4/21/24.. . .		1,450	1,018	6016785.SQ.FTS.B, Zero Cpn, 4/23/24.. . .	1,141	1,018
6014401.SQ.FTS.B, Zero Cpn, 4/21/24.. . .		5,823	5,528	6016792.SQ.FTS.B, Zero Cpn, 4/23/24.. . .	1,900	1,798
6014435.SQ.FTS.B, Zero Cpn, 4/21/24.. . .		2,473	2,340	6016805.SQ.FTS.B, Zero Cpn, 4/23/24.. . .	7,878	7,512
6014470.SQ.FTS.B, Zero Cpn, 4/21/24.. . .		1,318	1,260	6016840.SQ.FTS.B, Zero Cpn, 4/23/24.. . .	4,942	4,758
6014484.SQ.FTS.B, Zero Cpn, 4/21/24.. . .		3,165	3,027	6016868.SQ.FTS.B, Zero Cpn, 4/23/24.. . .	1,825	1,725
6014505.SQ.FTS.B, Zero Cpn, 4/21/24.. . .		52,241	49,522	6016879.SQ.FTS.B, Zero Cpn, 4/23/24.. . .	2,682	2,566
6014878.SQ.FTS.B, Zero Cpn, 4/21/24.. . .		1,908	1,829	6016900.SQ.FTS.B, Zero Cpn, 4/23/24.. . .	2,615	2,503
6014890.SQ.FTS.B, Zero Cpn, 4/21/24.. . .		12,526	11,682	6016922.SQ.FTS.B, Zero Cpn, 4/23/24.. . .	19,743	18,750
6014950.SQ.FTS.B, Zero Cpn, 4/21/24.. . .		3,599	3,456	6016990.SQ.FTS.B, Zero Cpn, 4/23/24.. . .	6,759	6,458
6014983.SQ.FTS.B, Zero Cpn, 4/21/24.. . .		3,717	3,522	6017013.SQ.FTS.B, Zero Cpn, 4/23/24.. . .	2,906	2,108
6014990.SQ.FTS.B, Zero Cpn, 4/21/24.. . .		8,422	8,073	6017024.SQ.FTS.B, Zero Cpn, 4/23/24.. . .	970	932
6015092.SQ.FTS.B, Zero Cpn, 4/21/24.. . .		4,683	4,338	6017033.SQ.FTS.B, Zero Cpn, 4/23/24.. . .	16,259	15,552
6015125.SQ.FTS.B, Zero Cpn, 4/21/24.. . .		6,975	6,673	6017113.SQ.FTS.B, Zero Cpn, 4/23/24.. . .	13,950	11,590
6015163.SQ.FTS.B, Zero Cpn, 4/21/24.. . .		4,615	4,139	6017165.SQ.FTS.B, Zero Cpn, 4/23/24.. . .	1,045	1,004
6015193.SQ.FTS.B, Zero Cpn, 4/21/24.. . .		18,812	17,662	6017170.SQ.FTS.B, Zero Cpn, 4/23/24.. . .	5,821	3,988
6015300.SQ.FTS.B, Zero Cpn, 4/21/24.. . .		17,120	16,278	6017415.SQ.FTS.B, Zero Cpn, 4/24/24.. . .	9,373	8,899
6015397.SQ.FTS.B, Zero Cpn, 4/21/24.. . .		1,787	1,678	6017516.SQ.FTS.B, Zero Cpn, 4/24/24.. . .	5,555	5,236
6015427.SQ.FTS.B, Zero Cpn, 4/21/24.. . .		2,737	2,625	6017608.SQ.FTS.B, Zero Cpn, 4/24/24.. . .	1,061	958
6015456.SQ.FTS.B, Zero Cpn, 4/21/24.. . .		2,179	2,099	6017619.SQ.FTS.B, Zero Cpn, 4/24/24.. . .	1,323	1,256
6015468.SQ.FTS.B, Zero Cpn, 4/21/24.. . .		7,593	6,856	6017641.SQ.FTS.B, Zero Cpn, 4/24/24.. . .	990	882
6015543.SQ.FTS.B, Zero Cpn, 4/21/24.. . .		1,355	1,288	6017672.SQ.FTS.B, Zero Cpn, 4/24/24.. . .	1,196	1,144
6015554.SQ.FTS.B, Zero Cpn, 4/21/24.. . .		18,122	17,332	6017693.SQ.FTS.B, Zero Cpn, 4/24/24.. . .	1,361	1,295
6015679.SQ.FTS.B, Zero Cpn, 4/21/24.. . .		4,171	3,790	6017725.SQ.FTS.B, Zero Cpn, 4/24/24.. . .	5,698	5,451
6015736.SQ.FTS.B, Zero Cpn, 4/21/24.. . .		8,585	8,206	6017797.SQ.FTS.B, Zero Cpn, 4/24/24.. . .	1,494	1,412
6015907.SQ.FTS.B, Zero Cpn, 4/22/24.. . .		2,524	2,436	6017818.SQ.FTS.B, Zero Cpn, 4/24/24.. . .	2,840	2,720
6015930.SQ.FTS.B, Zero Cpn, 4/22/24.. . .		1,800	1,658	6017846.SQ.FTS.B, Zero Cpn, 4/24/24.. . .	3,510	3,280
6015939.SQ.FTS.B, Zero Cpn, 4/22/24.. . .		5,952	5,742	6017917.SQ.FTS.B, Zero Cpn, 4/24/24.. . .	1,532	1,469
6015972.SQ.FTS.B, Zero Cpn, 4/22/24.. . .		11,781	11,308	6017943.SQ.FTS.B, Zero Cpn, 4/24/24.. . .	23,922	20,441
6016033.SQ.FTS.B, Zero Cpn, 4/22/24.. . .		1,726	1,620	6020214.SQ.FTS.B, Zero Cpn, 4/24/24.. . .	2,390	2,228
6016043.SQ.FTS.B, Zero Cpn, 4/22/24.. . .		14,549	13,918	6020247.SQ.FTS.B, Zero Cpn, 4/24/24.. . .	4,115	3,880
6016118.SQ.FTS.B, Zero Cpn, 4/22/24.. . .		1,439	1,379	6020281.SQ.FTS.B, Zero Cpn, 4/24/24.. . .	1,774	1,689
6016127.SQ.FTS.B, Zero Cpn, 4/22/24.. . .		388	375	6020319.SQ.FTS.B, Zero Cpn, 4/24/24.. . .	30,033	27,364
6016137.SQ.FTS.B, Zero Cpn, 4/22/24.. . .		1,082	853	6020677.SQ.FTS.B, Zero Cpn, 4/24/24.. . .	1,989	1,704
6016146.SQ.FTS.B, Zero Cpn, 4/22/24.. . .		873	837	6020847.SQ.FTS.B, Zero Cpn, 4/25/24.. . .	2,211	1,978
6016148.SQ.FTS.B, Zero Cpn, 4/22/24.. . .		9,329	7,664	6020869.SQ.FTS.B, Zero Cpn, 4/25/24.. . .	5,798	5,505
6016186.SQ.FTS.B, Zero Cpn, 4/22/24.. . .		1,409	1,328	6020900.SQ.FTS.B, Zero Cpn, 4/25/24.. . .	3,159	2,632
6016195.SQ.FTS.B, Zero Cpn, 4/22/24.. . .		6,696	6,358	6020910.SQ.FTS.B, Zero Cpn, 4/25/24.. . .	6,560	6,309
6016228.SQ.FTS.B, Zero Cpn, 4/22/24.. . .		3,621	3,403	6020964.SQ.FTS.B, Zero Cpn, 4/25/24.. . .	21,292	17,743
6016244.SQ.FTS.B, Zero Cpn, 4/22/24.. . .		12,663	11,903	6021038.SQ.FTS.B, Zero Cpn, 4/25/24.. . .	8,364	7,946
6016297.SQ.FTS.B, Zero Cpn, 4/22/24.. . .		9,891	9,480	6021095.SQ.FTS.B, Zero Cpn, 4/25/24.. . .	3,138	2,806

36	Annual Report	The accompanying notes are an integral part of these financial statements.			franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
	Principal			Principal
Description	Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)			Block, Inc. (continued)
6021107.SQ.FTS.B, Zero Cpn, 4/25/24.. . .	$ 2,705	$2,588	6025110.SQ.FTS.B, Zero Cpn, 4/26/24.. . .	$ 1,259	$1,128
6021119.SQ.FTS.B, Zero Cpn, 4/25/24.. . .	1,039	892	6025118.SQ.FTS.B, Zero Cpn, 4/26/24.. . .	5,152	4,889
6021132.SQ.FTS.B, Zero Cpn, 4/25/24.. . .	9,924	9,605	6025458.SQ.FTS.B, Zero Cpn, 4/26/24.. . .	5,694	5,405
6021249.SQ.FTS.B, Zero Cpn, 4/25/24.. . .	29,071	27,781	6025524.SQ.FTS.B, Zero Cpn, 4/26/24.. . .	8,247	7,872
6021583.SQ.FTS.B, Zero Cpn, 4/25/24.. . .	4,139	3,930	6025605.SQ.FTS.B, Zero Cpn, 4/26/24.. . .	1,910	1,795
6021632.SQ.FTS.B, Zero Cpn, 4/25/24.. . .	9,464	8,986	6025624.SQ.FTS.B, Zero Cpn, 4/26/24.. . .	1,699	1,607
6022031.SQ.FTS.B, Zero Cpn, 4/25/24.. . .	2,628	2,506	6025632.SQ.FTS.B, Zero Cpn, 4/26/24.. . .	5,869	5,305
6022048.SQ.FTS.B, Zero Cpn, 4/25/24.. . .	3,327	3,182	6025705.SQ.FTS.B, Zero Cpn, 4/26/24.. . .	4,473	4,161
6022070.SQ.FTS.B, Zero Cpn, 4/25/24.. . .	3,391	3,227	6025753.SQ.FTS.B, Zero Cpn, 4/26/24.. . .	1,341	1,125
6022109.SQ.FTS.B, Zero Cpn, 4/25/24.. . .	12,758	11,877	6025762.SQ.FTS.B, Zero Cpn, 4/26/24.. . .	8,105	6,450
6022198.SQ.FTS.B, Zero Cpn, 4/25/24.. . .	3,301	3,163	6025808.SQ.FTS.B, Zero Cpn, 4/26/24.. . .	32,414	30,213
6022231.SQ.FTS.B, Zero Cpn, 4/25/24.. . .	15,905	14,749	6026062.SQ.FTS.B, Zero Cpn, 4/26/24.. . .	22,421	21,446
6022324.SQ.FTS.B, Zero Cpn, 4/25/24.. . .	22,669	18,125	6026172.SQ.FTS.B, Zero Cpn, 4/26/24.. . .	460	406
6022456.SQ.FTS.B, Zero Cpn, 4/25/24.. . .	2,034	1,826	6026186.SQ.FTS.B, Zero Cpn, 4/26/24.. . .	97,116	83,128
6022469.SQ.FTS.B, Zero Cpn, 4/25/24.. . .	4,424	4,216	6026776.SQ.FTS.B, Zero Cpn, 4/26/24.. . .	46,198	43,971
6022510.SQ.FTS.B, Zero Cpn, 4/25/24.. . .	6,323	6,001	6027022.SQ.FTS.B, Zero Cpn, 4/26/24.. . .	25,888	24,521
6022553.SQ.FTS.B, Zero Cpn, 4/25/24.. . .	1,032	985	6027133.SQ.FTS.B, Zero Cpn, 4/26/24.. . .	3,031	2,915
6022566.SQ.FTS.B, Zero Cpn, 4/25/24.. . .	422	407	6027160.SQ.FTS.B, Zero Cpn, 4/26/24.. . .	1,387	1,328
6022569.SQ.FTS.B, Zero Cpn, 4/25/24.. . .	3,968	3,813	6027178.SQ.FTS.B, Zero Cpn, 4/26/24.. . .	13,719	13,165
6022605.SQ.FTS.B, Zero Cpn, 4/25/24.. . .	2,425	2,296	6027381.SQ.FTS.B, Zero Cpn, 4/26/24.. . .	8,445	7,257
6022681.SQ.FTS.B, Zero Cpn, 4/25/24.. . .	3,263	3,074	6027431.SQ.FTS.B, Zero Cpn, 4/26/24.. . .	10,195	9,163
6022708.SQ.FTS.B, Zero Cpn, 4/25/24.. . .	882	819	6029264.SQ.FTS.B, Zero Cpn, 4/27/24.. . .	3,219	3,043
6022723.SQ.FTS.B, Zero Cpn, 4/25/24.. . .	4,126	3,909	6029279.SQ.FTS.B, Zero Cpn, 4/27/24.. . .	1,941	1,861
6022765.SQ.FTS.B, Zero Cpn, 4/25/24.. . .	15,675	13,150	6029302.SQ.FTS.B, Zero Cpn, 4/27/24.. . .	1,250	1,175
6022895.SQ.FTS.B, Zero Cpn, 4/25/24.. . .	7,588	6,784	6029319.SQ.FTS.B, Zero Cpn, 4/27/24.. . .	3,402	3,191
6022949.SQ.FTS.B, Zero Cpn, 4/25/24.. . .	12,713	12,137	6029348.SQ.FTS.B, Zero Cpn, 4/27/24.. . .	12,403	11,850
6023117.SQ.FTS.B, Zero Cpn, 4/25/24.. . .	9,023	8,677	6029460.SQ.FTS.B, Zero Cpn, 4/27/24.. . .	5,764	5,468
6023252.SQ.FTS.B, Zero Cpn, 4/25/24.. . .	3,546	3,373	6029494.SQ.FTS.B, Zero Cpn, 4/27/24.. . .	3,243	3,048
6023290.SQ.FTS.B, Zero Cpn, 4/25/24.. . .	8,023	7,620	6029544.SQ.FTS.B, Zero Cpn, 4/27/24.. . .	5,826	5,549
6023371.SQ.FTS.B, Zero Cpn, 4/25/24.. . .	1,992	1,829	6029588.SQ.FTS.B, Zero Cpn, 4/27/24.. . .	6,436	6,152
6023395.SQ.FTS.B, Zero Cpn, 4/25/24.. . .	13,765	12,812	6029662.SQ.FTS.B, Zero Cpn, 4/27/24.. . .	1,661	1,577
6023504.SQ.FTS.B, Zero Cpn, 4/25/24.. . .	13,631	10,880	6029670.SQ.FTS.B, Zero Cpn, 4/27/24.. . .	410	397
6023591.SQ.FTS.B, Zero Cpn, 4/25/24.. . .	12,508	11,919	6029672.SQ.FTS.B, Zero Cpn, 4/27/24.. . .	3,154	2,920
6023683.SQ.FTS.B, Zero Cpn, 4/25/24.. . .	44,757	42,959	6029690.SQ.FTS.B, Zero Cpn, 4/27/24.. . .	13,798	13,167
6024121.SQ.FTS.B, Zero Cpn, 4/25/24.. . .	4,029	3,689	6029891.SQ.FTS.B, Zero Cpn, 4/27/24.. . .	6,199	5,926
6024155.SQ.FTS.B, Zero Cpn, 4/25/24.. . .	9,878	9,466	6030087.SQ.FTS.B, Zero Cpn, 4/27/24.. . .	9,851	9,101
6024256.SQ.FTS.B, Zero Cpn, 4/26/24.. . .	4,675	4,443	6030215.SQ.FTS.B, Zero Cpn, 4/27/24.. . .	9,575	9,092
6024310.SQ.FTS.B, Zero Cpn, 4/26/24.. . .	4,431	3,794	6030291.SQ.FTS.B, Zero Cpn, 4/27/24.. . .	514	492
6024356.SQ.FTS.B, Zero Cpn, 4/26/24.. . .	2,644	2,546	6030292.SQ.FTS.B, Zero Cpn, 4/27/24.. . .	9,845	9,375
6024414.SQ.FTS.B, Zero Cpn, 4/26/24.. . .	1,747	1,667	6030459.SQ.FTS.B, Zero Cpn, 4/27/24.. . .	30,522	28,927
6024417.SQ.FTS.B, Zero Cpn, 4/26/24.. . .	14,923	14,152	6031754.SQ.FTS.B, Zero Cpn, 4/27/24.. . .	18,528	17,559
6024525.SQ.FTS.B, Zero Cpn, 4/26/24.. . .	1,761	1,618	6031944.SQ.FTS.B, Zero Cpn, 4/27/24.. . .	10,575	9,778
6024533.SQ.FTS.B, Zero Cpn, 4/26/24.. . .	2,370	2,123	6032044.SQ.FTS.B, Zero Cpn, 4/27/24.. . .	1,766	1,670
6024556.SQ.FTS.B, Zero Cpn, 4/26/24.. . .	739	709	6032061.SQ.FTS.B, Zero Cpn, 4/27/24.. . .	1,096	941
6024576.SQ.FTS.B, Zero Cpn, 4/26/24.. . .	1,276	1,199	6032062.SQ.FTS.B, Zero Cpn, 4/27/24.. . .	3,578	3,393
6024588.SQ.FTS.B, Zero Cpn, 4/26/24.. . .	5,968	5,770	6032082.SQ.FTS.B, Zero Cpn, 4/27/24.. . .	18,159	17,360
6024664.SQ.FTS.B, Zero Cpn, 4/26/24.. . .	1,506	1,454	6032160.SQ.FTS.B, Zero Cpn, 4/27/24.. . .	7,972	7,565
6024685.SQ.FTS.B, Zero Cpn, 4/26/24.. . .	695	634	6032202.SQ.FTS.B, Zero Cpn, 4/27/24.. . .	13,470	12,765
6024693.SQ.FTS.B, Zero Cpn, 4/26/24.. . .	7,712	7,264	6032257.SQ.FTS.B, Zero Cpn, 4/27/24.. . .	3,230	3,089
6024786.SQ.FTS.B, Zero Cpn, 4/26/24.. . .	618	581	6032279.SQ.FTS.B, Zero Cpn, 4/27/24.. . .	30,321	29,041
6024792.SQ.FTS.B, Zero Cpn, 4/26/24.. . .	2,890	2,704	6032475.SQ.FTS.B, Zero Cpn, 4/27/24.. . .	11,644	10,486
6024861.SQ.FTS.B, Zero Cpn, 4/26/24.. . .	3,068	2,635	6032534.SQ.FTS.B, Zero Cpn, 4/27/24.. . .	7,096	6,771
6024891.SQ.FTS.B, Zero Cpn, 4/26/24.. . .	6,610	6,199	6032567.SQ.FTS.B, Zero Cpn, 4/27/24.. . .	2,972	2,385
6024987.SQ.FTS.B, Zero Cpn, 4/26/24.. . .	792	766	6032586.SQ.FTS.B, Zero Cpn, 4/27/24.. . .	10,569	10,036
6025027.SQ.FTS.B, Zero Cpn, 4/26/24.. . .	916	861	6032641.SQ.FTS.B, Zero Cpn, 4/27/24.. . .	1,910	1,799
6025058.SQ.FTS.B, Zero Cpn, 4/26/24.. . .	3,045	2,876	6032649.SQ.FTS.B, Zero Cpn, 4/27/24.. . .	311	301
6025073.SQ.FTS.B, Zero Cpn, 4/26/24.. . .	995	670	6032658.SQ.FTS.B, Zero Cpn, 4/27/24.. . .	3,023	2,597
6025093.SQ.FTS.B, Zero Cpn, 4/26/24.. . .	2,222	2,042	6032664.SQ.FTS.B, Zero Cpn, 4/27/24.. . .	6,669	6,376

franklintempleton.com	The accompanying notes are an integral part of these financial statements.			Annual Report	37

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
		Principal			Principal
Description		Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)				Block, Inc. (continued)
6032706.SQ.FTS.B, Zero Cpn, 4/27/24.. . .		$ 2,111	$2,012	6038714.SQ.FTS.B, Zero Cpn, 4/30/24.. . .	$943	$868
6032730.SQ.FTS.B, Zero Cpn, 4/27/24.. . .		4,545	3,436	6038746.SQ.FTS.B, Zero Cpn, 4/30/24.. . .	4,168	3,947
6032751.SQ.FTS.B, Zero Cpn, 4/27/24.. . .		51,813	48,487	6038873.SQ.FTS.B, Zero Cpn, 4/30/24.. . .	1,396	1,328
6033003.SQ.FTS.B, Zero Cpn, 4/27/24.. . .		4,840	4,635	6038921.SQ.FTS.B, Zero Cpn, 4/30/24.. . .	2,088	1,670
6033029.SQ.FTS.B, Zero Cpn, 4/27/24.. . .		6,921	6,567	6038983.SQ.FTS.B, Zero Cpn, 4/30/24.. . .	5,745	5,533
6033053.SQ.FTS.B, Zero Cpn, 4/27/24.. . .		13,013	11,413	6039217.SQ.FTS.B, Zero Cpn, 4/30/24.. . .	576	556
6033294.SQ.FTS.B, Zero Cpn, 4/28/24.. . .		573	540	6039225.SQ.FTS.B, Zero Cpn, 4/30/24.. . .	11,901	11,289
6033310.SQ.FTS.B, Zero Cpn, 4/28/24.. . .		1,911	1,821	6041108.SQ.FTS.B, Zero Cpn, 4/30/24.. . .	3,792	3,584
6033333.SQ.FTS.B, Zero Cpn, 4/28/24.. . .		2,866	2,719	6041195.SQ.FTS.B, Zero Cpn, 4/30/24.. . .	7,301	6,742
6033378.SQ.FTS.B, Zero Cpn, 4/28/24.. . .		36,700	34,517	6041346.SQ.FTS.B, Zero Cpn, 4/30/24.. . .	2,034	1,863
6033877.SQ.FTS.B, Zero Cpn, 4/28/24.. . .		1,468	1,407	6041440.SQ.FTS.B, Zero Cpn, 4/30/24.. . .	2,242	2,144
6033918.SQ.FTS.B, Zero Cpn, 4/28/24.. . .		2,829	2,656	6041494.SQ.FTS.B, Zero Cpn, 4/30/24.. . .	5,798	5,477
6033990.SQ.FTS.B, Zero Cpn, 4/28/24.. . .		8,702	8,318	6041732.SQ.FTS.B, Zero Cpn, 4/30/24.. . .	617	580
6034186.SQ.FTS.B, Zero Cpn, 4/28/24.. . .		6,946	6,639	6041760.SQ.FTS.B, Zero Cpn, 4/30/24.. . .	3,574	3,386
6034584.SQ.FTS.B, Zero Cpn, 4/28/24.. . .		13,330	12,570	6041862.SQ.FTS.B, Zero Cpn, 5/01/24.. . .	5,539	5,255
6034932.SQ.FTS.B, Zero Cpn, 4/28/24.. . .		7,491	6,948	6041958.SQ.FTS.B, Zero Cpn, 5/01/24.. . .	6,216	5,580
6035094.SQ.FTS.B, Zero Cpn, 4/28/24.. . .		19,106	17,720	6042007.SQ.FTS.B, Zero Cpn, 5/01/24.. . .	2,569	2,433
6035397.SQ.FTS.B, Zero Cpn, 4/28/24.. . .		5,992	5,685	6042036.SQ.FTS.B, Zero Cpn, 5/01/24.. . .	2,219	2,151
6035564.SQ.FTS.B, Zero Cpn, 4/28/24.. . .		1,618	1,522	6042086.SQ.FTS.B, Zero Cpn, 5/01/24.. . .	3,091	2,974
6035606.SQ.FTS.B, Zero Cpn, 4/28/24.. . .		854	812	6042206.SQ.FTS.B, Zero Cpn, 5/01/24.. . .	2,154	2,077
6035626.SQ.FTS.B, Zero Cpn, 4/28/24.. . .		15,678	14,877	6042296.SQ.FTS.B, Zero Cpn, 5/01/24.. . .	30,849	28,710
6035788.SQ.FTS.B, Zero Cpn, 4/28/24.. . .		18,521	17,463	6042993.SQ.FTS.B, Zero Cpn, 5/01/24.. . .	5,686	5,396
6035959.SQ.FTS.B, Zero Cpn, 4/28/24.. . .		1,725	1,644	6043231.SQ.FTS.B, Zero Cpn, 5/01/24.. . .	1,752	1,675
6035977.SQ.FTS.B, Zero Cpn, 4/28/24.. . .		5,457	5,186	6043261.SQ.FTS.B, Zero Cpn, 5/01/24.. . .	9,485	8,973
6036073.SQ.FTS.B, Zero Cpn, 4/28/24.. . .		13,288	12,563	6043485.SQ.FTS.B, Zero Cpn, 5/01/24.. . .	28,763	27,316
6036323.SQ.FTS.B, Zero Cpn, 4/28/24.. . .		7,886	7,538	6043936.SQ.FTS.B, Zero Cpn, 5/01/24.. . .	1,792	1,545
6036437.SQ.FTS.B, Zero Cpn, 4/28/24.. . .		11,379	10,056	6043960.SQ.FTS.B, Zero Cpn, 5/01/24.. . .	25,355	24,109
6036691.SQ.FTS.B, Zero Cpn, 4/28/24.. . .		13,144	12,470	6044361.SQ.FTS.B, Zero Cpn, 5/01/24.. . .	22,508	21,694
6036827.SQ.FTS.B, Zero Cpn, 4/28/24.. . .		2,543	2,240	6044719.SQ.FTS.B, Zero Cpn, 5/01/24.. . .	4,268	4,051
6036862.SQ.FTS.B, Zero Cpn, 4/28/24.. . .		2,936	2,765	6044748.SQ.FTS.B, Zero Cpn, 5/01/24.. . .	9,958	9,445
6036905.SQ.FTS.B, Zero Cpn, 4/28/24.. . .		2,814	2,613	6044841.SQ.FTS.B, Zero Cpn, 5/01/24.. . .	11,017	10,450
6036977.SQ.FTS.B, Zero Cpn, 4/29/24.. . .		4,680	4,449	6045004.SQ.FTS.B, Zero Cpn, 5/01/24.. . .	2,506	2,159
6037004.SQ.FTS.B, Zero Cpn, 4/29/24.. . .		10,811	10,283	6045038.SQ.FTS.B, Zero Cpn, 5/01/24.. . .	6,268	5,674
6037095.SQ.FTS.B, Zero Cpn, 4/29/24.. . .		1,688	1,624	6045124.SQ.FTS.B, Zero Cpn, 5/01/24.. . .	6,286	5,249
6037114.SQ.FTS.B, Zero Cpn, 4/29/24.. . .		6,197	5,859	6045230.SQ.FTS.B, Zero Cpn, 5/01/24.. . .	528	507
6037169.SQ.FTS.B, Zero Cpn, 4/29/24.. . .		2,330	2,218	6045253.SQ.FTS.B, Zero Cpn, 5/01/24.. . .	6,167	5,852
6037192.SQ.FTS.B, Zero Cpn, 4/29/24.. . .		4,815	4,575	6045347.SQ.FTS.B, Zero Cpn, 5/01/24.. . .	7,216	6,476
6037244.SQ.FTS.B, Zero Cpn, 4/29/24.. . .		4,889	4,104	6045625.SQ.FTS.B, Zero Cpn, 5/02/24.. . .	2,042	1,718
6037280.SQ.FTS.B, Zero Cpn, 4/29/24.. . .		14,480	13,841	6045673.SQ.FTS.B, Zero Cpn, 5/02/24.. . .	1,945	1,835
6037406.SQ.FTS.B, Zero Cpn, 4/29/24.. . .		2,742	2,598	6045708.SQ.FTS.B, Zero Cpn, 5/02/24.. . .	3,956	3,508
6037433.SQ.FTS.B, Zero Cpn, 4/29/24.. . .		1,171	1,083	6045776.SQ.FTS.B, Zero Cpn, 5/02/24.. . .	3,217	3,075
6037441.SQ.FTS.B, Zero Cpn, 4/29/24.. . .		2,393	2,273	6045842.SQ.FTS.B, Zero Cpn, 5/02/24.. . .	28,264	26,100
6037463.SQ.FTS.B, Zero Cpn, 4/29/24.. . .		12,652	11,989	6046225.SQ.FTS.B, Zero Cpn, 5/02/24.. . .	33,893	31,533
6037579.SQ.FTS.B, Zero Cpn, 4/29/24.. . .		2,021	1,921	6046778.SQ.FTS.B, Zero Cpn, 5/02/24.. . .	3,566	3,401
6037594.SQ.FTS.B, Zero Cpn, 4/29/24.. . .		1,546	1,480	6046816.SQ.FTS.B, Zero Cpn, 5/02/24.. . .	1,239	1,074
6037606.SQ.FTS.B, Zero Cpn, 4/29/24.. . .		11,611	11,117	6046836.SQ.FTS.B, Zero Cpn, 5/02/24.. . .	13,269	9,385
6037767.SQ.FTS.B, Zero Cpn, 4/30/24.. . .		6,560	6,224	6047005.SQ.FTS.B, Zero Cpn, 5/02/24.. . .	4,828	4,604
6037837.SQ.FTS.B, Zero Cpn, 4/30/24.. . .		1,543	1,455	6047068.SQ.FTS.B, Zero Cpn, 5/02/24.. . .	921	699
6037856.SQ.FTS.B, Zero Cpn, 4/30/24.. . .		433	416	6047087.SQ.FTS.B, Zero Cpn, 5/02/24.. . .	1,607	1,553
6037870.SQ.FTS.B, Zero Cpn, 4/30/24.. . .		6,521	6,233	6047208.SQ.FTS.B, Zero Cpn, 5/02/24.. . .	3,591	3,383
6037922.SQ.FTS.B, Zero Cpn, 4/30/24.. . .		9,782	9,279	6047259.SQ.FTS.B, Zero Cpn, 5/02/24.. . .	1,662	1,593
6038030.SQ.FTS.B, Zero Cpn, 4/30/24.. . .		839	778	6047280.SQ.FTS.B, Zero Cpn, 5/02/24.. . .	54,892	52,318
6038037.SQ.FTS.B, Zero Cpn, 4/30/24.. . .		3,447	3,309	6047899.SQ.FTS.B, Zero Cpn, 5/02/24.. . .	14,157	11,935
6038075.SQ.FTS.B, Zero Cpn, 4/30/24.. . .		5,950	5,639	6047999.SQ.FTS.B, Zero Cpn, 5/02/24.. . .	6,763	6,423
6038154.SQ.FTS.B, Zero Cpn, 4/30/24.. . .		4,511	4,279	6048047.SQ.FTS.B, Zero Cpn, 5/02/24.. . .	3,131	2,993
6038195.SQ.FTS.B, Zero Cpn, 4/30/24.. . .		14,679	14,015	6048068.SQ.FTS.B, Zero Cpn, 5/02/24.. . .	3,579	3,300
6038355.SQ.FTS.B, Zero Cpn, 4/30/24.. . .		5,929	5,668	6048111.SQ.FTS.B, Zero Cpn, 5/02/24.. . .	7,016	6,756
6038650.SQ.FTS.B, Zero Cpn, 4/30/24.. . .		2,627	2,500	6048225.SQ.FTS.B, Zero Cpn, 5/02/24.. . .	9,609	8,533

38	Annual Report	The accompanying notes are an integral part of these financial statements.			franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
	Principal			Principal
Description	Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)			Block, Inc. (continued)
6048300.SQ.FTS.B, Zero Cpn, 5/02/24.. . .	$ 4,580	$4,384	6057477.SQ.FTS.B, Zero Cpn, 5/04/24.. . .	$ 2,966	$2,827
6048371.SQ.FTS.B, Zero Cpn, 5/02/24.. . .	2,364	2,244	6057507.SQ.FTS.B, Zero Cpn, 5/04/24.. . .	6,681	6,335
6048420.SQ.FTS.B, Zero Cpn, 5/02/24.. . .	2,444	2,331	6057606.SQ.FTS.B, Zero Cpn, 5/04/24.. . .	3,425	3,228
6048454.SQ.FTS.B, Zero Cpn, 5/02/24.. . .	1,560	1,435	6057670.SQ.FTS.B, Zero Cpn, 5/04/24.. . .	2,773	2,565
6048455.SQ.FTS.B, Zero Cpn, 5/02/24.. . .	2,041	1,917	6057720.SQ.FTS.B, Zero Cpn, 5/04/24.. . .	3,121	2,959
6048489.SQ.FTS.B, Zero Cpn, 5/02/24.. . .	4,921	4,706	6057764.SQ.FTS.B, Zero Cpn, 5/04/24.. . .	14,148	13,213
6050907.SQ.FTS.B, Zero Cpn, 5/03/24.. . .	3,044	2,908	6057874.SQ.FTS.B, Zero Cpn, 5/04/24.. . .	5,292	4,923
6050944.SQ.FTS.B, Zero Cpn, 5/03/24.. . .	3,934	3,811	6057892.SQ.FTS.B, Zero Cpn, 5/04/24.. . .	3,627	3,464
6051007.SQ.FTS.B, Zero Cpn, 5/03/24.. . .	29,205	27,558	6057939.SQ.FTS.B, Zero Cpn, 5/04/24.. . .	4,310	4,096
6051470.SQ.FTS.B, Zero Cpn, 5/03/24.. . .	3,313	3,088	6058008.SQ.FTS.B, Zero Cpn, 5/04/24.. . .	1,409	1,218
6051566.SQ.FTS.B, Zero Cpn, 5/03/24.. . .	2,279	2,191	6058068.SQ.FTS.B, Zero Cpn, 5/04/24.. . .	1,382	1,308
6051661.SQ.FTS.B, Zero Cpn, 5/03/24.. . .	2,290	2,198	6058370.SQ.FTS.B, Zero Cpn, 5/05/24.. . .	4,145	3,170
6051709.SQ.FTS.B, Zero Cpn, 5/03/24.. . .	1,044	961	6058404.SQ.FTS.B, Zero Cpn, 5/05/24.. . .	6,316	5,988
6051746.SQ.FTS.B, Zero Cpn, 5/03/24.. . .	3,577	3,349	6058469.SQ.FTS.B, Zero Cpn, 5/05/24.. . .	3,287	2,916
6051812.SQ.FTS.B, Zero Cpn, 5/03/24.. . .	5,751	5,417	6058566.SQ.FTS.B, Zero Cpn, 5/05/24.. . .	11,210	10,496
6051936.SQ.FTS.B, Zero Cpn, 5/03/24.. . .	6,981	6,603	6058717.SQ.FTS.B, Zero Cpn, 5/05/24.. . .	2,506	2,180
6052108.SQ.FTS.B, Zero Cpn, 5/03/24.. . .	810	768	6058778.SQ.FTS.B, Zero Cpn, 5/05/24.. . .	10,263	9,735
6052149.SQ.FTS.B, Zero Cpn, 5/03/24.. . .	6,292	5,966	6058964.SQ.FTS.B, Zero Cpn, 5/05/24.. . .	22,294	19,391
6052257.SQ.FTS.B, Zero Cpn, 5/03/24.. . .	1,231	1,192	6059307.SQ.FTS.B, Zero Cpn, 5/06/24.. . .	19,874	18,794
6052298.SQ.FTS.B, Zero Cpn, 5/03/24.. . .	2,577	2,474	6059623.SQ.FTS.B, Zero Cpn, 5/06/24.. . .	6,162	5,791
6052390.SQ.FTS.B, Zero Cpn, 5/03/24.. . .	5,374	5,135	6059743.SQ.FTS.B, Zero Cpn, 5/06/24.. . .	4,291	4,053
6052463.SQ.FTS.B, Zero Cpn, 5/03/24.. . .	8,466	8,074	6059804.SQ.FTS.B, Zero Cpn, 5/06/24.. . .	7,101	6,701
6052621.SQ.FTS.B, Zero Cpn, 5/03/24.. . .	1,971	1,895	6060105.SQ.FTS.B, Zero Cpn, 5/07/24.. . .	32,772	30,911
6052668.SQ.FTS.B, Zero Cpn, 5/03/24.. . .	1,523	1,444	6061540.SQ.FTS.B, Zero Cpn, 5/07/24.. . .	17,201	15,190
6052681.SQ.FTS.B, Zero Cpn, 5/03/24.. . .	3,695	3,516	6061926.SQ.FTS.B, Zero Cpn, 5/07/24.. . .	735	687
6052749.SQ.FTS.B, Zero Cpn, 5/03/24.. . .	37,010	34,658	6061935.SQ.FTS.B, Zero Cpn, 5/07/24.. . .	10,301	9,706
6053334.SQ.FTS.B, Zero Cpn, 5/03/24.. . .	974	924	6062212.SQ.FTS.B, Zero Cpn, 5/07/24.. . .	36,204	34,546
6053380.SQ.FTS.B, Zero Cpn, 5/03/24.. . .	14,628	13,722	6062778.SQ.FTS.B, Zero Cpn, 5/07/24.. . .	1,211	933
6053675.SQ.FTS.B, Zero Cpn, 5/03/24.. . .	15,245	14,484	6062800.SQ.FTS.B, Zero Cpn, 5/07/24.. . .	6,524	4,860
6053935.SQ.FTS.B, Zero Cpn, 5/03/24.. . .	1,812	1,718	6062892.SQ.FTS.B, Zero Cpn, 5/07/24.. . .	987	954
6053985.SQ.FTS.B, Zero Cpn, 5/03/24.. . .	1,900	1,422	6062938.SQ.FTS.B, Zero Cpn, 5/07/24.. . .	648	599
6054004.SQ.FTS.B, Zero Cpn, 5/03/24.. . .	2,241	2,150	6062940.SQ.FTS.B, Zero Cpn, 5/07/24.. . .	16,592	15,767
6054055.SQ.FTS.B, Zero Cpn, 5/03/24.. . .	2,044	1,884	6064140.SQ.FTS.B, Zero Cpn, 5/08/24.. . .	14,849	14,075
6054076.SQ.FTS.B, Zero Cpn, 5/03/24.. . .	19,325	18,099	6064225.SQ.FTS.B, Zero Cpn, 5/08/24.. . .	2,052	1,932
6054373.SQ.FTS.B, Zero Cpn, 5/03/24.. . .	2,351	2,161	6064235.SQ.FTS.B, Zero Cpn, 5/08/24.. . .	2,011	1,706
6054396.SQ.FTS.B, Zero Cpn, 5/03/24.. . .	6,823	6,393	6064248.SQ.FTS.B, Zero Cpn, 5/08/24.. . .	6,918	6,614
6054480.SQ.FTS.B, Zero Cpn, 5/03/24.. . .	9,448	7,769	6064293.SQ.FTS.B, Zero Cpn, 5/08/24.. . .	4,154	3,976
6054550.SQ.FTS.B, Zero Cpn, 5/03/24.. . .	6,747	6,071	6064333.SQ.FTS.B, Zero Cpn, 5/08/24.. . .	4,499	4,275
6054630.SQ.FTS.B, Zero Cpn, 5/03/24.. . .	1,030	784	6064349.SQ.FTS.B, Zero Cpn, 5/08/24.. . .	1,205	977
6054670.SQ.FTS.B, Zero Cpn, 5/03/24.. . .	463	447	6064350.SQ.FTS.B, Zero Cpn, 5/08/24.. . .	1,912	1,798
6054749.SQ.FTS.B, Zero Cpn, 5/04/24.. . .	8,668	8,215	6064362.SQ.FTS.B, Zero Cpn, 5/08/24.. . .	25,562	24,224
6054944.SQ.FTS.B, Zero Cpn, 5/04/24.. . .	54,371	49,675	6064581.SQ.FTS.B, Zero Cpn, 5/08/24.. . .	14,490	13,754
6055962.SQ.FTS.B, Zero Cpn, 5/04/24.. . .	9,886	9,277	6064679.SQ.FTS.B, Zero Cpn, 5/08/24.. . .	14,674	13,887
6056109.SQ.FTS.B, Zero Cpn, 5/04/24.. . .	5,807	5,378	6064815.SQ.FTS.B, Zero Cpn, 5/08/24.. . .	1,229	1,180
6056191.SQ.FTS.B, Zero Cpn, 5/04/24.. . .	3,546	3,387	6064823.SQ.FTS.B, Zero Cpn, 5/08/24.. . .	962	836
6056245.SQ.FTS.B, Zero Cpn, 5/04/24.. . .	4,392	4,194	6064831.SQ.FTS.B, Zero Cpn, 5/08/24.. . .	672	645
6056302.SQ.FTS.B, Zero Cpn, 5/04/24.. . .	7,467	6,802	6064834.SQ.FTS.B, Zero Cpn, 5/08/24.. . .	2,885	2,758
6056397.SQ.FTS.B, Zero Cpn, 5/04/24.. . .	4,792	4,517	6064899.SQ.FTS.B, Zero Cpn, 5/08/24.. . .	5,553	5,162
6056442.SQ.FTS.B, Zero Cpn, 5/04/24.. . .	3,621	3,446	6064994.SQ.FTS.B, Zero Cpn, 5/08/24.. . .	1,658	1,519
6056494.SQ.FTS.B, Zero Cpn, 5/04/24.. . .	1,614	1,482	6065014.SQ.FTS.B, Zero Cpn, 5/08/24.. . .	27,546	25,950
6056508.SQ.FTS.B, Zero Cpn, 5/04/24.. . .	5,985	5,607	6065828.SQ.FTS.B, Zero Cpn, 5/08/24.. . .	19,834	18,195
6056570.SQ.FTS.B, Zero Cpn, 5/04/24.. . .	19,516	18,465	6066156.SQ.FTS.B, Zero Cpn, 5/08/24.. . .	1,387	1,060
6056896.SQ.FTS.B, Zero Cpn, 5/04/24.. . .	10,448	9,612	6066185.SQ.FTS.B, Zero Cpn, 5/08/24.. . .	3,514	3,384
6057055.SQ.FTS.B, Zero Cpn, 5/04/24.. . .	13,664	12,983	6066240.SQ.FTS.B, Zero Cpn, 5/08/24.. . .	16,057	15,371
6057235.SQ.FTS.B, Zero Cpn, 5/04/24.. . .	7,235	6,616	6066411.SQ.FTS.B, Zero Cpn, 5/08/24.. . .	3,240	2,573
6057309.SQ.FTS.B, Zero Cpn, 5/04/24.. . .	6,149	5,858	6066460.SQ.FTS.B, Zero Cpn, 5/08/24.. . .	6,455	5,804
6057387.SQ.FTS.B, Zero Cpn, 5/04/24.. . .	3,030	2,267	6066532.SQ.FTS.B, Zero Cpn, 5/08/24.. . .	4,320	3,853
6057411.SQ.FTS.B, Zero Cpn, 5/04/24.. . .	3,527	3,322	6066571.SQ.FTS.B, Zero Cpn, 5/08/24.. . .	9,810	9,358

franklintempleton.com	The accompanying notes are an integral part of these financial statements.			Annual Report	39

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
		Principal			Principal
Description		Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)				Block, Inc. (continued)
6066691.SQ.FTS.B, Zero Cpn, 5/08/24.. . .		$ 6,961	$6,647	6127135.SQ.FTS.B, Zero Cpn, 5/13/24.. . .	$ 1,085	$1,021
6066826.SQ.FTS.B, Zero Cpn, 5/08/24.. . .		520	498	6127161.SQ.FTS.B, Zero Cpn, 5/13/24.. . .	6,469	5,050
6066840.SQ.FTS.B, Zero Cpn, 5/08/24.. . .		6,430	6,071	6127216.SQ.FTS.B, Zero Cpn, 5/13/24.. . .	11,435	10,870
6066974.SQ.FTS.B, Zero Cpn, 5/08/24.. . .		1,216	1,145	6127354.SQ.FTS.B, Zero Cpn, 5/13/24.. . .	8,526	8,075
6067015.SQ.FTS.B, Zero Cpn, 5/08/24.. . .		1,879	1,777	6127408.SQ.FTS.B, Zero Cpn, 5/13/24.. . .	2,231	2,081
6105839.SQ.FTS.B, Zero Cpn, 5/09/24.. . .		4,823	4,093	6131304.SQ.FTS.B, Zero Cpn, 5/15/24.. . .	16,553	15,884
6105865.SQ.FTS.B, Zero Cpn, 5/09/24.. . .		37,018	32,705	6131519.SQ.FTS.B, Zero Cpn, 5/15/24.. . .	3,557	3,215
6106260.SQ.FTS.B, Zero Cpn, 5/09/24.. . .		64,218	60,886	6131558.SQ.FTS.B, Zero Cpn, 5/15/24.. . .	15,818	13,265
6107497.SQ.FTS.B, Zero Cpn, 5/09/24.. . .		12,231	9,973	6131935.SQ.FTS.B, Zero Cpn, 5/15/24.. . .	23,899	22,636
6107973.SQ.FTS.B, Zero Cpn, 5/09/24.. . .		29,836	28,266	6132476.SQ.FTS.B, Zero Cpn, 5/15/24.. . .	1,368	1,297
6113472.SQ.FTS.B, Zero Cpn, 5/09/24.. . .		2,231	1,752	6132505.SQ.FTS.B, Zero Cpn, 5/15/24.. . .	1,639	1,548
6114086.SQ.FTS.B, Zero Cpn, 5/09/24.. . .		22,430	21,362	6132644.SQ.FTS.B, Zero Cpn, 5/15/24.. . .	7,458	7,087
6120442.SQ.FTS.B, Zero Cpn, 5/09/24.. . .		14,415	13,717	6132800.SQ.FTS.B, Zero Cpn, 5/15/24.. . .	4,920	4,721
6120599.SQ.FTS.B, Zero Cpn, 5/09/24.. . .		9,212	8,543	6132965.SQ.FTS.B, Zero Cpn, 5/15/24.. . .	2,687	2,562
6120695.SQ.FTS.B, Zero Cpn, 5/09/24.. . .		16,890	14,924	6133045.SQ.FTS.B, Zero Cpn, 5/15/24.. . .	1,657	1,542
6120891.SQ.FTS.B, Zero Cpn, 5/09/24.. . .		14,253	13,698	6133068.SQ.FTS.B, Zero Cpn, 5/15/24.. . .	3,367	3,204
6120991.SQ.FTS.B, Zero Cpn, 5/10/24.. . .		46,341	43,937	6133120.SQ.FTS.B, Zero Cpn, 5/15/24.. . .	7,709	7,268
6121380.SQ.FTS.B, Zero Cpn, 5/10/24.. . .		67,899	63,526	6133200.SQ.FTS.B, Zero Cpn, 5/15/24.. . .	1,303	1,224
6122878.SQ.FTS.B, Zero Cpn, 5/10/24.. . .		15,305	14,284	6133208.SQ.FTS.B, Zero Cpn, 5/15/24.. . .	5,829	5,556
6123108.SQ.FTS.B, Zero Cpn, 5/10/24.. . .		8,490	8,058	6133328.SQ.FTS.B, Zero Cpn, 5/15/24.. . .	2,305	2,155
6123221.SQ.FTS.B, Zero Cpn, 5/10/24.. . .		11,769	11,210	6133362.SQ.FTS.B, Zero Cpn, 5/15/24.. . .	4,069	3,853
6123370.SQ.FTS.B, Zero Cpn, 5/10/24.. . .		7,154	6,777	6133496.SQ.FTS.B, Zero Cpn, 5/15/24.. . .	1,274	1,188
6123474.SQ.FTS.B, Zero Cpn, 5/10/24.. . .		8,308	7,878	6133534.SQ.FTS.B, Zero Cpn, 5/15/24.. . .	3,056	2,831
6123537.SQ.FTS.B, Zero Cpn, 5/10/24.. . .		47,622	45,355	6133604.SQ.FTS.B, Zero Cpn, 5/15/24.. . .	10,849	10,274
6124160.SQ.FTS.B, Zero Cpn, 5/10/24.. . .		7,424	6,837	6133761.SQ.FTS.B, Zero Cpn, 5/15/24.. . .	1,349	1,257
6124201.SQ.FTS.B, Zero Cpn, 5/10/24.. . .		5,599	5,371	6133784.SQ.FTS.B, Zero Cpn, 5/15/24.. . .	3,525	3,296
6124457.SQ.FTS.B, Zero Cpn, 5/10/24.. . .		1,196	1,126	6133881.SQ.FTS.B, Zero Cpn, 5/15/24.. . .	6,520	4,867
6124471.SQ.FTS.B, Zero Cpn, 5/10/24.. . .		1,124	835	6133973.SQ.FTS.B, Zero Cpn, 5/15/24.. . .	1,677	1,611
6124663.SQ.FTS.B, Zero Cpn, 5/11/24.. . .		3,969	3,050	6134298.SQ.FTS.B, Zero Cpn, 5/15/24.. . .	3,837	3,643
6124726.SQ.FTS.B, Zero Cpn, 5/11/24.. . .		3,029	2,651	6134336.SQ.FTS.B, Zero Cpn, 5/15/24.. . .	3,494	3,290
6124765.SQ.FTS.B, Zero Cpn, 5/11/24.. . .		2,760	2,654	6134382.SQ.FTS.B, Zero Cpn, 5/15/24.. . .	1,790	1,701
6124815.SQ.FTS.B, Zero Cpn, 5/11/24.. . .		2,553	2,425	6134405.SQ.FTS.B, Zero Cpn, 5/15/24.. . .	995	944
6124886.SQ.FTS.B, Zero Cpn, 5/11/24.. . .		3,964	3,757	6134413.SQ.FTS.B, Zero Cpn, 5/15/24.. . .	2,522	2,280
6124964.SQ.FTS.B, Zero Cpn, 5/11/24.. . .		5,631	5,271	6134451.SQ.FTS.B, Zero Cpn, 5/15/24.. . .	14,217	12,736
6125068.SQ.FTS.B, Zero Cpn, 5/11/24.. . .		1,854	1,750	6134564.SQ.FTS.B, Zero Cpn, 5/15/24.. . .	4,246	4,047
6125100.SQ.FTS.B, Zero Cpn, 5/11/24.. . .		24,132	22,602	6134593.SQ.FTS.B, Zero Cpn, 5/15/24.. . .	2,474	2,274
6125454.SQ.FTS.B, Zero Cpn, 5/11/24.. . .		9,609	9,156	6134608.SQ.FTS.B, Zero Cpn, 5/15/24.. . .	41,449	39,244
6125605.SQ.FTS.B, Zero Cpn, 5/11/24.. . .		23,680	21,961	6134817.SQ.FTS.B, Zero Cpn, 5/15/24.. . .	2,701	2,530
6125893.SQ.FTS.B, Zero Cpn, 5/11/24.. . .		4,237	3,633	6134889.SQ.FTS.B, Zero Cpn, 5/16/24.. . .	7,184	6,801
6125951.SQ.FTS.B, Zero Cpn, 5/12/24.. . .		9,295	8,763	6134950.SQ.FTS.B, Zero Cpn, 5/16/24.. . .	5,545	5,290
6126056.SQ.FTS.B, Zero Cpn, 5/12/24.. . .		3,059	2,797	6135013.SQ.FTS.B, Zero Cpn, 5/16/24.. . .	818	793
6126079.SQ.FTS.B, Zero Cpn, 5/12/24.. . .		4,446	4,153	6135032.SQ.FTS.B, Zero Cpn, 5/16/24.. . .	14,684	13,955
6126118.SQ.FTS.B, Zero Cpn, 5/12/24.. . .		966	919	6135260.SQ.FTS.B, Zero Cpn, 5/16/24.. . .	2,313	1,813
6126130.SQ.FTS.B, Zero Cpn, 5/12/24.. . .		3,197	2,965	6135298.SQ.FTS.B, Zero Cpn, 5/16/24.. . .	1,939	1,854
6126159.SQ.FTS.B, Zero Cpn, 5/12/24.. . .		20,207	19,123	6135322.SQ.FTS.B, Zero Cpn, 5/16/24.. . .	3,261	3,078
6126352.SQ.FTS.B, Zero Cpn, 5/12/24.. . .		1,979	1,780	6135377.SQ.FTS.B, Zero Cpn, 5/16/24.. . .	2,505	2,372
6126364.SQ.FTS.B, Zero Cpn, 5/12/24.. . .		10,218	9,839	6135425.SQ.FTS.B, Zero Cpn, 5/16/24.. . .	1,415	1,355
6126496.SQ.FTS.B, Zero Cpn, 5/12/24.. . .		5,166	4,911	6135458.SQ.FTS.B, Zero Cpn, 5/16/24.. . .	1,734	1,671
6126546.SQ.FTS.B, Zero Cpn, 5/12/24.. . .		25,036	23,767	6135496.SQ.FTS.B, Zero Cpn, 5/16/24.. . .	1,190	1,149
6126836.SQ.FTS.B, Zero Cpn, 5/13/24.. . .		710	684	6135520.SQ.FTS.B, Zero Cpn, 5/16/24.. . .	2,587	2,453
6126842.SQ.FTS.B, Zero Cpn, 5/13/24.. . .		962	842	6135555.SQ.FTS.B, Zero Cpn, 5/16/24.. . .	10,916	9,992
6126863.SQ.FTS.B, Zero Cpn, 5/13/24.. . .		1,616	1,484	6135721.SQ.FTS.B, Zero Cpn, 5/16/24.. . .	1,237	1,169
6126883.SQ.FTS.B, Zero Cpn, 5/13/24.. . .		3,524	3,305	6135750.SQ.FTS.B, Zero Cpn, 5/16/24.. . .	2,522	2,314
6126929.SQ.FTS.B, Zero Cpn, 5/13/24.. . .		1,640	1,526	6135811.SQ.FTS.B, Zero Cpn, 5/16/24.. . .	7,169	6,381
6126949.SQ.FTS.B, Zero Cpn, 5/13/24.. . .		6,533	6,117	6135920.SQ.FTS.B, Zero Cpn, 5/16/24.. . .	10,472	9,911
6127004.SQ.FTS.B, Zero Cpn, 5/13/24.. . .		1,774	1,556	6136004.SQ.FTS.B, Zero Cpn, 5/16/24.. . .	1,449	1,097
6127023.SQ.FTS.B, Zero Cpn, 5/13/24.. . .		4,074	3,839	6136011.SQ.FTS.B, Zero Cpn, 5/16/24.. . .	7,367	6,974
6127055.SQ.FTS.B, Zero Cpn, 5/13/24.. . .		7,892	7,320	6136112.SQ.FTS.B, Zero Cpn, 5/16/24.. . .	3,801	3,622

40	Annual Report	The accompanying notes are an integral part of these financial statements.			franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
	Principal			Principal
Description	Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)			Block, Inc. (continued)
6136159.SQ.FTS.B, Zero Cpn, 5/16/24.. . .	$ 1,333	$1,279	6146141.SQ.FTS.B, Zero Cpn, 5/18/24.. . .	$ 24,942	$23,279
6136183.SQ.FTS.B, Zero Cpn, 5/16/24.. . .	22,513	21,336	6146429.SQ.FTS.B, Zero Cpn, 5/18/24.. . .	3,484	3,264
6136593.SQ.FTS.B, Zero Cpn, 5/16/24.. . .	3,356	3,220	6146490.SQ.FTS.B, Zero Cpn, 5/18/24.. . .	1,215	1,093
6136642.SQ.FTS.B, Zero Cpn, 5/16/24.. . .	1,582	1,506	6146515.SQ.FTS.B, Zero Cpn, 5/18/24.. . .	5,466	5,191
6136658.SQ.FTS.B, Zero Cpn, 5/16/24.. . .	3,313	3,136	6146643.SQ.FTS.B, Zero Cpn, 5/18/24.. . .	1,513	1,303
6136708.SQ.FTS.B, Zero Cpn, 5/16/24.. . .	36,592	32,011	6146677.SQ.FTS.B, Zero Cpn, 5/18/24.. . .	10,944	10,340
6137053.SQ.FTS.B, Zero Cpn, 5/16/24.. . .	12,839	12,133	6146709.SQ.FTS.B, Zero Cpn, 5/19/24.. . .	9,123	8,259
6137152.SQ.FTS.B, Zero Cpn, 5/16/24.. . .	4,128	3,928	6146833.SQ.FTS.B, Zero Cpn, 5/19/24.. . .	1,177	1,115
6137211.SQ.FTS.B, Zero Cpn, 5/16/24.. . .	3,077	2,847	6146851.SQ.FTS.B, Zero Cpn, 5/19/24.. . .	1,511	1,422
6137232.SQ.FTS.B, Zero Cpn, 5/16/24.. . .	8,361	7,916	6146883.SQ.FTS.B, Zero Cpn, 5/19/24.. . .	6,540	6,065
6137335.SQ.FTS.B, Zero Cpn, 5/16/24.. . .	27,735	26,165	6146981.SQ.FTS.B, Zero Cpn, 5/19/24.. . .	14,190	13,425
6137559.SQ.FTS.B, Zero Cpn, 5/16/24.. . .	9,322	8,538	6147180.SQ.FTS.B, Zero Cpn, 5/19/24.. . .	8,871	8,438
6137598.SQ.FTS.B, Zero Cpn, 5/16/24.. . .	4,589	4,218	6147305.SQ.FTS.B, Zero Cpn, 5/19/24.. . .	2,348	2,155
6137618.SQ.FTS.B, Zero Cpn, 5/16/24.. . .	6,101	5,586	6147356.SQ.FTS.B, Zero Cpn, 5/19/24.. . .	4,507	4,139
6137705.SQ.FTS.B, Zero Cpn, 5/16/24.. . .	648	625	6147433.SQ.FTS.B, Zero Cpn, 5/19/24.. . .	1,006	965
6139577.SQ.FTS.B, Zero Cpn, 5/17/24.. . .	3,517	3,335	6147453.SQ.FTS.B, Zero Cpn, 5/19/24.. . .	6,150	5,786
6139599.SQ.FTS.B, Zero Cpn, 5/17/24.. . .	25,306	24,227	6147570.SQ.FTS.B, Zero Cpn, 5/20/24.. . .	21,372	20,121
6139758.SQ.FTS.B, Zero Cpn, 5/17/24.. . .	6,714	6,440	6147883.SQ.FTS.B, Zero Cpn, 5/20/24.. . .	1,996	1,869
6139862.SQ.FTS.B, Zero Cpn, 5/17/24.. . .	4,441	4,218	6147921.SQ.FTS.B, Zero Cpn, 5/20/24.. . .	8,155	7,706
6139905.SQ.FTS.B, Zero Cpn, 5/17/24.. . .	44,599	39,661	6148026.SQ.FTS.B, Zero Cpn, 5/20/24.. . .	657	623
6140575.SQ.FTS.B, Zero Cpn, 5/17/24.. . .	1,916	1,751	6148043.SQ.FTS.B, Zero Cpn, 5/20/24.. . .	7,757	7,113
6140638.SQ.FTS.B, Zero Cpn, 5/17/24.. . .	7,055	6,703	6148355.SQ.FTS.B, Zero Cpn, 5/21/24.. . .	3,384	3,192
6140799.SQ.FTS.B, Zero Cpn, 5/17/24.. . .	5,905	5,588	6148494.SQ.FTS.B, Zero Cpn, 5/21/24.. . .	5,786	5,474
6140952.SQ.FTS.B, Zero Cpn, 5/17/24.. . .	2,633	2,467	6148823.SQ.FTS.B, Zero Cpn, 5/21/24.. . .	2,499	2,340
6140997.SQ.FTS.B, Zero Cpn, 5/17/24.. . .	8,659	8,000	6148978.SQ.FTS.B, Zero Cpn, 5/21/24.. . .	6,077	5,753
6141151.SQ.FTS.B, Zero Cpn, 5/17/24.. . .	13,101	12,400	6149208.SQ.FTS.B, Zero Cpn, 5/21/24.. . .	1,210	1,025
6141410.SQ.FTS.B, Zero Cpn, 5/17/24.. . .	2,344	2,184	6149246.SQ.FTS.B, Zero Cpn, 5/21/24.. . .	1,684	1,610
6141440.SQ.FTS.B, Zero Cpn, 5/17/24.. . .	13,013	12,295	6149304.SQ.FTS.B, Zero Cpn, 5/21/24.. . .	1,125	1,032
6141668.SQ.FTS.B, Zero Cpn, 5/17/24.. . .	12,373	11,708	6149316.SQ.FTS.B, Zero Cpn, 5/21/24.. . .	3,303	3,125
6141870.SQ.FTS.B, Zero Cpn, 5/17/24.. . .	759	727	6149448.SQ.FTS.B, Zero Cpn, 5/21/24.. . .	2,723	2,572
6141872.SQ.FTS.B, Zero Cpn, 5/17/24.. . .	5,129	4,902	6149499.SQ.FTS.B, Zero Cpn, 5/21/24.. . .	9,505	9,097
6141982.SQ.FTS.B, Zero Cpn, 5/17/24.. . .	9,018	8,495	6149853.SQ.FTS.B, Zero Cpn, 5/21/24.. . .	9,034	8,381
6142082.SQ.FTS.B, Zero Cpn, 5/17/24.. . .	6,234	5,859	6149993.SQ.FTS.B, Zero Cpn, 5/21/24.. . .	6,288	5,932
6142164.SQ.FTS.B, Zero Cpn, 5/17/24.. . .	4,841	4,582	6150068.SQ.FTS.B, Zero Cpn, 5/21/24.. . .	1,585	1,483
6142295.SQ.FTS.B, Zero Cpn, 5/17/24.. . .	6,638	6,204	6150107.SQ.FTS.B, Zero Cpn, 5/21/24.. . .	10,009	9,506
6142364.SQ.FTS.B, Zero Cpn, 5/17/24.. . .	30,019	28,364	6150297.SQ.FTS.B, Zero Cpn, 5/21/24.. . .	12,374	11,477
6142950.SQ.FTS.B, Zero Cpn, 5/17/24.. . .	2,878	2,337	6150483.SQ.FTS.B, Zero Cpn, 5/21/24.. . .	16,717	15,807
6143035.SQ.FTS.B, Zero Cpn, 5/17/24.. . .	929	855	6150788.SQ.FTS.B, Zero Cpn, 5/21/24.. . .	27,060	25,095
6143047.SQ.FTS.B, Zero Cpn, 5/17/24.. . .	1,261	1,195	6151255.SQ.FTS.B, Zero Cpn, 5/21/24.. . .	6,831	6,488
6143061.SQ.FTS.B, Zero Cpn, 5/17/24.. . .	3,552	3,375	6151369.SQ.FTS.B, Zero Cpn, 5/21/24.. . .	2,402	2,025
6143142.SQ.FTS.B, Zero Cpn, 5/17/24.. . .	7,104	6,714	6151394.SQ.FTS.B, Zero Cpn, 5/21/24.. . .	8,764	8,260
6143331.SQ.FTS.B, Zero Cpn, 5/18/24.. . .	4,691	4,039	6151494.SQ.FTS.B, Zero Cpn, 5/21/24.. . .	25,868	24,475
6143380.SQ.FTS.B, Zero Cpn, 5/18/24.. . .	24,468	22,898	6152842.SQ.FTS.B, Zero Cpn, 5/22/24.. . .	6,921	6,273
6143635.SQ.FTS.B, Zero Cpn, 5/18/24.. . .	32,856	29,693	6152889.SQ.FTS.B, Zero Cpn, 5/22/24.. . .	1,370	1,281
6144498.SQ.FTS.B, Zero Cpn, 5/18/24.. . .	1,455	1,184	6152895.SQ.FTS.B, Zero Cpn, 5/22/24.. . .	8,056	7,609
6144537.SQ.FTS.B, Zero Cpn, 5/18/24.. . .	1,610	1,490	6152941.SQ.FTS.B, Zero Cpn, 5/22/24.. . .	1,087	996
6144575.SQ.FTS.B, Zero Cpn, 5/18/24.. . .	13,601	12,107	6152944.SQ.FTS.B, Zero Cpn, 5/22/24.. . .	6,982	6,164
6144778.SQ.FTS.B, Zero Cpn, 5/18/24.. . .	3,446	3,116	6153000.SQ.FTS.B, Zero Cpn, 5/22/24.. . .	4,916	4,656
6144854.SQ.FTS.B, Zero Cpn, 5/18/24.. . .	162	156	6153063.SQ.FTS.B, Zero Cpn, 5/22/24.. . .	2,024	1,868
6144883.SQ.FTS.B, Zero Cpn, 5/18/24.. . .	3,013	2,853	6153102.SQ.FTS.B, Zero Cpn, 5/22/24.. . .	5,827	5,315
6144922.SQ.FTS.B, Zero Cpn, 5/18/24.. . .	2,580	2,475	6153166.SQ.FTS.B, Zero Cpn, 5/22/24.. . .	8,715	8,317
6145017.SQ.FTS.B, Zero Cpn, 5/18/24.. . .	20,741	19,382	6153321.SQ.FTS.B, Zero Cpn, 5/22/24.. . .	1,489	1,373
6145289.SQ.FTS.B, Zero Cpn, 5/18/24.. . .	7,143	6,739	6153342.SQ.FTS.B, Zero Cpn, 5/22/24.. . .	2,250	2,037
6145373.SQ.FTS.B, Zero Cpn, 5/18/24.. . .	15,344	14,628	6153376.SQ.FTS.B, Zero Cpn, 5/22/24.. . .	3,747	3,517
6145587.SQ.FTS.B, Zero Cpn, 5/18/24.. . .	805	636	6153438.SQ.FTS.B, Zero Cpn, 5/22/24.. . .	26,245	24,301
6145603.SQ.FTS.B, Zero Cpn, 5/18/24.. . .	9,333	8,782	6153821.SQ.FTS.B, Zero Cpn, 5/22/24.. . .	13,395	12,672
6145727.SQ.FTS.B, Zero Cpn, 5/18/24.. . .	6,708	6,271	6154047.SQ.FTS.B, Zero Cpn, 5/22/24.. . .	11,933	11,170
6145832.SQ.FTS.B, Zero Cpn, 5/18/24.. . .	18,468	17,475	6154184.SQ.FTS.B, Zero Cpn, 5/22/24.. . .	10,559	9,669

franklintempleton.com	The accompanying notes are an integral part of these financial statements.			Annual Report	41

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
		Principal			Principal
Description		Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)				Block, Inc. (continued)
6154364.SQ.FTS.B, Zero Cpn, 5/22/24.. . .		$ 7,804	$6,859	6164825.SQ.FTS.B, Zero Cpn, 5/26/24.. . .	$ 3,011	$2,787
6154520.SQ.FTS.B, Zero Cpn, 5/22/24.. . .		53,912	51,380	6164859.SQ.FTS.B, Zero Cpn, 5/26/24.. . .	1,540	1,411
6155581.SQ.FTS.B, Zero Cpn, 5/22/24.. . .		3,262	3,053	6164881.SQ.FTS.B, Zero Cpn, 5/26/24.. . .	1,278	1,181
6155630.SQ.FTS.B, Zero Cpn, 5/22/24.. . .		24,857	23,608	6164895.SQ.FTS.B, Zero Cpn, 5/26/24.. . .	2,939	2,658
6155811.SQ.FTS.B, Zero Cpn, 5/22/24.. . .		4,608	4,386	6164924.SQ.FTS.B, Zero Cpn, 5/26/24.. . .	11,929	11,197
6155849.SQ.FTS.B, Zero Cpn, 5/22/24.. . .		1,891	1,788	6164992.SQ.FTS.B, Zero Cpn, 5/26/24.. . .	5,309	4,999
6155866.SQ.FTS.B, Zero Cpn, 5/22/24.. . .		11,209	10,603	6165035.SQ.FTS.B, Zero Cpn, 5/26/24.. . .	1,109	1,026
6157447.SQ.FTS.B, Zero Cpn, 5/23/24.. . .		10,086	9,583	6165046.SQ.FTS.B, Zero Cpn, 5/26/24.. . .	4,791	4,511
6157497.SQ.FTS.B, Zero Cpn, 5/23/24.. . .		20,814	19,639	6165080.SQ.FTS.B, Zero Cpn, 5/26/24.. . .	3,323	3,087
6157573.SQ.FTS.B, Zero Cpn, 5/23/24.. . .		8,360	7,904	6165114.SQ.FTS.B, Zero Cpn, 5/26/24.. . .	15,719	14,658
6157624.SQ.FTS.B, Zero Cpn, 5/23/24.. . .		716	689	6165231.SQ.FTS.B, Zero Cpn, 5/26/24.. . .	2,244	2,080
6157628.SQ.FTS.B, Zero Cpn, 5/23/24.. . .		10,806	10,021	6165248.SQ.FTS.B, Zero Cpn, 5/26/24.. . .	1,309	1,208
6157735.SQ.FTS.B, Zero Cpn, 5/23/24.. . .		1,266	1,188	6165270.SQ.FTS.B, Zero Cpn, 5/26/24.. . .	12,199	11,362
6157771.SQ.FTS.B, Zero Cpn, 5/23/24.. . .		4,624	4,223	6165371.SQ.FTS.B, Zero Cpn, 5/26/24.. . .	1,011	951
6157815.SQ.FTS.B, Zero Cpn, 5/23/24.. . .		4,894	4,596	6165379.SQ.FTS.B, Zero Cpn, 5/26/24.. . .	31,878	29,910
6157868.SQ.FTS.B, Zero Cpn, 5/23/24.. . .		2,230	2,099	6165639.SQ.FTS.B, Zero Cpn, 5/27/24.. . .	3,046	2,830
6157908.SQ.FTS.B, Zero Cpn, 5/23/24.. . .		11,294	10,619	6165668.SQ.FTS.B, Zero Cpn, 5/27/24.. . .	6,265	5,864
6158083.SQ.FTS.B, Zero Cpn, 5/23/24.. . .		3,222	3,048	6165712.SQ.FTS.B, Zero Cpn, 5/27/24.. . .	4,004	3,770
6158135.SQ.FTS.B, Zero Cpn, 5/23/24.. . .		3,390	3,069	6165752.SQ.FTS.B, Zero Cpn, 5/27/24.. . .	2,579	2,388
6158171.SQ.FTS.B, Zero Cpn, 5/23/24.. . .		772	716	6165771.SQ.FTS.B, Zero Cpn, 5/27/24.. . .	1,200	1,109
6158205.SQ.FTS.B, Zero Cpn, 5/23/24.. . .		716	623	6165780.SQ.FTS.B, Zero Cpn, 5/27/24.. . .	9,362	8,814
6158230.SQ.FTS.B, Zero Cpn, 5/23/24.. . .		12,524	11,975	6165844.SQ.FTS.B, Zero Cpn, 5/27/24.. . .	1,484	1,366
6158567.SQ.FTS.B, Zero Cpn, 5/23/24.. . .		7,650	6,476	6165851.SQ.FTS.B, Zero Cpn, 5/27/24.. . .	2,142	2,012
6158999.SQ.FTS.B, Zero Cpn, 5/23/24.. . .		1,200	930	6165865.SQ.FTS.B, Zero Cpn, 5/27/24.. . .	2,259	2,093
6159034.SQ.FTS.B, Zero Cpn, 5/23/24.. . .		12,589	11,896	6165881.SQ.FTS.B, Zero Cpn, 5/27/24.. . .	8,262	7,780
6159579.SQ.FTS.B, Zero Cpn, 5/23/24.. . .		2,258	2,116	6165932.SQ.FTS.B, Zero Cpn, 5/27/24.. . .	3,070	2,890
6159614.SQ.FTS.B, Zero Cpn, 5/23/24.. . .		52,806	50,396	6165959.SQ.FTS.B, Zero Cpn, 5/27/24.. . .	6,403	5,911
6160240.SQ.FTS.B, Zero Cpn, 5/23/24.. . .		15,981	13,566	6166008.SQ.FTS.B, Zero Cpn, 5/27/24.. . .	13,383	12,601
6160453.SQ.FTS.B, Zero Cpn, 5/23/24.. . .		14,115	13,329	6166448.SQ.FTS.B, Zero Cpn, 5/28/24.. . .	2,510	2,326
6160607.SQ.FTS.B, Zero Cpn, 5/23/24.. . .		16,163	15,029	6166473.SQ.FTS.B, Zero Cpn, 5/28/24.. . .	15,997	15,024
6160824.SQ.FTS.B, Zero Cpn, 5/24/24.. . .		9,793	9,224	6168602.SQ.FTS.B, Zero Cpn, 5/28/24.. . .	9,915	9,338
6160842.SQ.FTS.B, Zero Cpn, 5/24/24.. . .		54,897	51,719	6168769.SQ.FTS.B, Zero Cpn, 5/28/24.. . .	2,492	2,338
6161183.SQ.FTS.B, Zero Cpn, 5/24/24.. . .		23,273	21,781	6168818.SQ.FTS.B, Zero Cpn, 5/28/24.. . .	2,208	2,036
6161334.SQ.FTS.B, Zero Cpn, 5/24/24.. . .		2,949	2,741	6168900.SQ.FTS.B, Zero Cpn, 5/28/24.. . .	8,665	8,070
6161346.SQ.FTS.B, Zero Cpn, 5/24/24.. . .		49,125	46,267	6169064.SQ.FTS.B, Zero Cpn, 5/28/24.. . .	3,070	2,857
6162249.SQ.FTS.B, Zero Cpn, 5/25/24.. . .		8,188	7,543	6169106.SQ.FTS.B, Zero Cpn, 5/28/24.. . .	1,991	1,874
6162524.SQ.FTS.B, Zero Cpn, 5/25/24.. . .		4,395	4,126	6169170.SQ.FTS.B, Zero Cpn, 5/28/24.. . .	847	772
6162598.SQ.FTS.B, Zero Cpn, 5/25/24.. . .		7,687	7,216	6169185.SQ.FTS.B, Zero Cpn, 5/28/24.. . .	1,331	1,226
6162767.SQ.FTS.B, Zero Cpn, 5/25/24.. . .		1,512	1,414	6169199.SQ.FTS.B, Zero Cpn, 5/28/24.. . .	1,355	1,259
6162815.SQ.FTS.B, Zero Cpn, 5/25/24.. . .		5,854	5,496	6169221.SQ.FTS.B, Zero Cpn, 5/28/24.. . .	1,818	1,668
6162920.SQ.FTS.B, Zero Cpn, 5/25/24.. . .		3,920	3,668	6169281.SQ.FTS.B, Zero Cpn, 5/28/24.. . .	993	925
6162977.SQ.FTS.B, Zero Cpn, 5/25/24.. . .		5,656	5,226	6169436.SQ.FTS.B, Zero Cpn, 5/28/24.. . .	8,891	8,258
6163094.SQ.FTS.B, Zero Cpn, 5/25/24.. . .		3,259	3,009	6169499.SQ.FTS.B, Zero Cpn, 5/28/24.. . .	2,569	2,380
6163140.SQ.FTS.B, Zero Cpn, 5/25/24.. . .		769	705	6169552.SQ.FTS.B, Zero Cpn, 5/28/24.. . .	3,873	3,647
6163152.SQ.FTS.B, Zero Cpn, 5/25/24.. . .		14,587	13,341	6169609.SQ.FTS.B, Zero Cpn, 5/28/24.. . .	4,195	3,951
6163522.SQ.FTS.B, Zero Cpn, 5/25/24.. . .		3,592	3,382	6169671.SQ.FTS.B, Zero Cpn, 5/29/24.. . .	5,171	4,854
6163575.SQ.FTS.B, Zero Cpn, 5/25/24.. . .		1,680	1,553	6169813.SQ.FTS.B, Zero Cpn, 5/29/24.. . .	3,389	3,153
6163607.SQ.FTS.B, Zero Cpn, 5/25/24.. . .		1,636	1,514	6169908.SQ.FTS.B, Zero Cpn, 5/29/24.. . .	989	910
6163664.SQ.FTS.B, Zero Cpn, 5/25/24.. . .		8,142	7,666	6169941.SQ.FTS.B, Zero Cpn, 5/29/24.. . .	73,471	68,987
6163778.SQ.FTS.B, Zero Cpn, 5/25/24.. . .		3,649	3,416	6171528.SQ.FTS.B, Zero Cpn, 5/29/24.. . .	1,809	1,673
6163822.SQ.FTS.B, Zero Cpn, 5/25/24.. . .		2,069	1,864	6171559.SQ.FTS.B, Zero Cpn, 5/29/24.. . .	40,922	38,193
6163849.SQ.FTS.B, Zero Cpn, 5/25/24.. . .		2,469	2,275	6172125.SQ.FTS.B, Zero Cpn, 5/29/24.. . .	12,157	11,311
6163904.SQ.FTS.B, Zero Cpn, 5/25/24.. . .		17,547	16,367	6172357.SQ.FTS.B, Zero Cpn, 5/29/24.. . .	823	755
6164490.SQ.FTS.B, Zero Cpn, 5/25/24.. . .		1,112	1,030	6172361.SQ.FTS.B, Zero Cpn, 5/29/24.. . .	886	805
6164509.SQ.FTS.B, Zero Cpn, 5/25/24.. . .		5,441	5,045	6172379.SQ.FTS.B, Zero Cpn, 5/29/24.. . .	73,636	69,189
6164638.SQ.FTS.B, Zero Cpn, 5/25/24.. . .		2,615	2,464	6173121.SQ.FTS.B, Zero Cpn, 5/29/24.. . .	1,069	999
6164713.SQ.FTS.B, Zero Cpn, 5/25/24.. . .		675	624	6173140.SQ.FTS.B, Zero Cpn, 5/29/24.. . .	2,669	2,458
6164759.SQ.FTS.B, Zero Cpn, 5/25/24.. . .		3,514	3,239	6173152.SQ.FTS.B, Zero Cpn, 5/29/24.. . .	1,561	1,440

42	Annual Report	The accompanying notes are an integral part of these financial statements.			franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
	Principal			Principal
Description	Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)			Block, Inc. (continued)
6173168.SQ.FTS.B, Zero Cpn, 5/29/24.. . .	$ 2,339	$2,164	6185416.SQ.FTS.B, Zero Cpn, 6/02/24.. . .	$ 6,164	$5,752
6173179.SQ.FTS.B, Zero Cpn, 5/29/24.. . .	5,087	4,733	6185516.SQ.FTS.B, Zero Cpn, 6/02/24.. . .	8,038	7,466
6173212.SQ.FTS.B, Zero Cpn, 5/29/24.. . .	10,511	9,899	6185583.SQ.FTS.B, Zero Cpn, 6/02/24.. . .	4,645	4,371
6173353.SQ.FTS.B, Zero Cpn, 5/30/24.. . .	43,252	40,009	6185640.SQ.FTS.B, Zero Cpn, 6/02/24.. . .	1,966	1,825
6173917.SQ.FTS.B, Zero Cpn, 5/30/24.. . .	1,320	1,239	6185649.SQ.FTS.B, Zero Cpn, 6/02/24.. . .	14,977	13,923
6173941.SQ.FTS.B, Zero Cpn, 5/30/24.. . .	3,182	2,968	6185734.SQ.FTS.B, Zero Cpn, 6/03/24.. . .	2,165	2,006
6174003.SQ.FTS.B, Zero Cpn, 5/30/24.. . .	583	538	6185764.SQ.FTS.B, Zero Cpn, 6/03/24.. . .	19,017	17,741
6174011.SQ.FTS.B, Zero Cpn, 5/30/24.. . .	5,293	4,942	6185962.SQ.FTS.B, Zero Cpn, 6/03/24.. . .	26,912	25,159
6174095.SQ.FTS.B, Zero Cpn, 5/30/24.. . .	3,423	3,202	6186381.SQ.FTS.B, Zero Cpn, 6/03/24.. . .	1,970	1,827
6174157.SQ.FTS.B, Zero Cpn, 5/30/24.. . .	2,403	2,227	6186400.SQ.FTS.B, Zero Cpn, 6/03/24.. . .	13,227	12,227
6174249.SQ.FTS.B, Zero Cpn, 5/30/24.. . .	2,492	2,295	6186590.SQ.FTS.B, Zero Cpn, 6/04/24.. . .	7,068	6,559
6174324.SQ.FTS.B, Zero Cpn, 5/30/24.. . .	3,366	3,057	6186681.SQ.FTS.B, Zero Cpn, 6/04/24.. . .	5,080	4,726
6174425.SQ.FTS.B, Zero Cpn, 5/30/24.. . .	2,971	2,766	6186738.SQ.FTS.B, Zero Cpn, 6/04/24.. . .	3,810	3,547
6174486.SQ.FTS.B, Zero Cpn, 5/30/24.. . .	1,975	1,831	6186791.SQ.FTS.B, Zero Cpn, 6/04/24.. . .	1,316	1,217
6174517.SQ.FTS.B, Zero Cpn, 5/30/24.. . .	18,952	17,667	6186800.SQ.FTS.B, Zero Cpn, 6/04/24.. . .	10,999	10,354
6174804.SQ.FTS.B, Zero Cpn, 5/30/24.. . .	10,873	10,170	6186968.SQ.FTS.B, Zero Cpn, 6/04/24.. . .	12,915	12,060
6174916.SQ.FTS.B, Zero Cpn, 5/30/24.. . .	36,988	34,540	6187157.SQ.FTS.B, Zero Cpn, 6/04/24.. . .	2,432	2,274
6175370.SQ.FTS.B, Zero Cpn, 5/30/24.. . .	44,380	41,657	6187200.SQ.FTS.B, Zero Cpn, 6/04/24.. . .	6,293	5,835
6175818.SQ.FTS.B, Zero Cpn, 5/30/24.. . .	15,718	14,707	6187282.SQ.FTS.B, Zero Cpn, 6/04/24.. . .	4,116	3,872
6176070.SQ.FTS.B, Zero Cpn, 5/30/24.. . .	1,047	966	6187330.SQ.FTS.B, Zero Cpn, 6/04/24.. . .	1,409	1,304
6176080.SQ.FTS.B, Zero Cpn, 5/30/24.. . .	3,448	3,172	6187581.SQ.FTS.B, Zero Cpn, 6/05/24.. . .	13,797	12,994
6176156.SQ.FTS.B, Zero Cpn, 5/30/24.. . .	11,926	11,233	6188529.SQ.FTS.B, Zero Cpn, 6/05/24.. . .	9,993	9,288
6176314.SQ.FTS.B, Zero Cpn, 5/30/24.. . .	940	864	6188758.SQ.FTS.B, Zero Cpn, 6/05/24.. . .	3,140	2,936
6176326.SQ.FTS.B, Zero Cpn, 5/30/24.. . .	4,654	4,262	6188827.SQ.FTS.B, Zero Cpn, 6/05/24.. . .	507	465
6176406.SQ.FTS.B, Zero Cpn, 5/30/24.. . .	12,376	11,596	6188835.SQ.FTS.B, Zero Cpn, 6/05/24.. . .	5,373	5,002
6178386.SQ.FTS.B, Zero Cpn, 6/01/24.. . .	2,532	2,330	6188931.SQ.FTS.B, Zero Cpn, 6/05/24.. . .	37,718	35,301
6178414.SQ.FTS.B, Zero Cpn, 6/01/24.. . .	26,468	24,525	6189734.SQ.FTS.B, Zero Cpn, 6/05/24.. . .	6,191	5,759
6178615.SQ.FTS.B, Zero Cpn, 6/01/24.. . .	11,608	10,927	6189860.SQ.FTS.B, Zero Cpn, 6/05/24.. . .	824	762
6178845.SQ.FTS.B, Zero Cpn, 6/01/24.. . .	7,473	6,993	6189878.SQ.FTS.B, Zero Cpn, 6/05/24.. . .	2,388	2,227
6179076.SQ.FTS.B, Zero Cpn, 6/01/24.. . .	1,322	1,204	6189941.SQ.FTS.B, Zero Cpn, 6/05/24.. . .	518	478
6179161.SQ.FTS.B, Zero Cpn, 6/01/24.. . .	2,282	2,128	6189962.SQ.FTS.B, Zero Cpn, 6/05/24.. . .	1,408	1,303
6179276.SQ.FTS.B, Zero Cpn, 6/01/24.. . .	2,841	2,619	6189996.SQ.FTS.B, Zero Cpn, 6/05/24.. . .	2,765	2,593
6179369.SQ.FTS.B, Zero Cpn, 6/01/24.. . .	1,783	1,658	6190028.SQ.FTS.B, Zero Cpn, 6/05/24.. . .	914	843
6179452.SQ.FTS.B, Zero Cpn, 6/01/24.. . .	1,545	1,427	6190034.SQ.FTS.B, Zero Cpn, 6/05/24.. . .	1,035	953
6179513.SQ.FTS.B, Zero Cpn, 6/01/24.. . .	14,799	13,930	6190060.SQ.FTS.B, Zero Cpn, 6/05/24.. . .	3,292	3,057
6179839.SQ.FTS.B, Zero Cpn, 6/01/24.. . .	48,537	45,708	6190114.SQ.FTS.B, Zero Cpn, 6/05/24.. . .	44,339	41,233
6180603.SQ.FTS.B, Zero Cpn, 6/01/24.. . .	2,301	2,143	6191058.SQ.FTS.B, Zero Cpn, 6/05/24.. . .	4,106	3,797
6180636.SQ.FTS.B, Zero Cpn, 6/01/24.. . .	7,696	7,088	6191126.SQ.FTS.B, Zero Cpn, 6/05/24.. . .	2,385	2,238
6180743.SQ.FTS.B, Zero Cpn, 6/01/24.. . .	8,582	8,004	6191169.SQ.FTS.B, Zero Cpn, 6/06/24.. . .	11,007	10,333
6180859.SQ.FTS.B, Zero Cpn, 6/01/24.. . .	5,177	4,856	6191358.SQ.FTS.B, Zero Cpn, 6/06/24.. . .	7,720	7,129
6180900.SQ.FTS.B, Zero Cpn, 6/01/24.. . .	5,639	5,250	6191473.SQ.FTS.B, Zero Cpn, 6/06/24.. . .	19,666	18,509
6180952.SQ.FTS.B, Zero Cpn, 6/01/24.. . .	15,589	14,513	6191846.SQ.FTS.B, Zero Cpn, 6/06/24.. . .	26,289	24,659
6181116.SQ.FTS.B, Zero Cpn, 6/01/24.. . .	2,712	2,509	6192535.SQ.FTS.B, Zero Cpn, 6/06/24.. . .	21,715	20,135
6181153.SQ.FTS.B, Zero Cpn, 6/01/24.. . .	17,546	16,440	6192855.SQ.FTS.B, Zero Cpn, 6/06/24.. . .	5,504	5,157
6181418.SQ.FTS.B, Zero Cpn, 6/01/24.. . .	7,098	6,682	6193278.SQ.FTS.B, Zero Cpn, 6/06/24.. . .	1,522	1,419
6181484.SQ.FTS.B, Zero Cpn, 6/01/24.. . .	36,293	33,895	6193329.SQ.FTS.B, Zero Cpn, 6/06/24.. . .	6,106	5,664
6181938.SQ.FTS.B, Zero Cpn, 6/01/24.. . .	1,430	1,304	6193448.SQ.FTS.B, Zero Cpn, 6/06/24.. . .	7,458	6,909
6181987.SQ.FTS.B, Zero Cpn, 6/02/24.. . .	28,212	26,395	6193576.SQ.FTS.B, Zero Cpn, 6/06/24.. . .	12,228	11,386
6182384.SQ.FTS.B, Zero Cpn, 6/02/24.. . .	25,724	24,219	6193734.SQ.FTS.B, Zero Cpn, 6/06/24.. . .	1,173	1,081
6183005.SQ.FTS.B, Zero Cpn, 6/02/24.. . .	1,117	1,032	6193772.SQ.FTS.B, Zero Cpn, 6/06/24.. . .	10,821	10,012
6183036.SQ.FTS.B, Zero Cpn, 6/02/24.. . .	5,745	5,323	6193934.SQ.FTS.B, Zero Cpn, 6/06/24.. . .	32,077	30,101
6183177.SQ.FTS.B, Zero Cpn, 6/02/24.. . .	6,891	6,468	6194641.SQ.FTS.B, Zero Cpn, 6/06/24.. . .	1,050	969
6183364.SQ.FTS.B, Zero Cpn, 6/02/24.. . .	33,590	31,388	6194662.SQ.FTS.B, Zero Cpn, 6/06/24.. . .	5,087	4,788
6183936.SQ.FTS.B, Zero Cpn, 6/02/24.. . .	2,063	1,882	6194711.SQ.FTS.B, Zero Cpn, 6/06/24.. . .	7,822	7,359
6183979.SQ.FTS.B, Zero Cpn, 6/02/24.. . .	11,284	10,505	6194772.SQ.FTS.B, Zero Cpn, 6/06/24.. . .	9,543	8,880
6184220.SQ.FTS.B, Zero Cpn, 6/02/24.. . .	7,337	6,844	6194827.SQ.FTS.B, Zero Cpn, 6/06/24.. . .	5,161	4,731
6184326.SQ.FTS.B, Zero Cpn, 6/02/24.. . .	4,852	4,567	6194847.SQ.FTS.B, Zero Cpn, 6/06/24.. . .	8,019	7,501
6184613.SQ.FTS.B, Zero Cpn, 6/02/24.. . .	59,210	55,287	6194967.SQ.FTS.B, Zero Cpn, 6/06/24.. . .	2,160	1,992

franklintempleton.com	The accompanying notes are an integral part of these financial statements.			Annual Report	43

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
		Principal			Principal
Description		Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)				Block, Inc. (continued)
6195012.SQ.FTS.B, Zero Cpn, 6/06/24.. . .		$ 16,809	$15,548	6210631.SQ.FTS.B, Zero Cpn, 6/11/24.. . .	$ 3,274	$3,080
6195086.SQ.FTS.B, Zero Cpn, 6/07/24.. . .		23,810	22,104	6210686.SQ.FTS.B, Zero Cpn, 6/11/24.. . .	3,426	3,189
6195474.SQ.FTS.B, Zero Cpn, 6/07/24.. . .		2,555	2,348	6210790.SQ.FTS.B, Zero Cpn, 6/11/24.. . .	1,909	1,755
6195532.SQ.FTS.B, Zero Cpn, 6/07/24.. . .		1,962	1,813	6210832.SQ.FTS.B, Zero Cpn, 6/11/24.. . .	1,178	1,084
6195586.SQ.FTS.B, Zero Cpn, 6/07/24.. . .		19,910	18,139	6210859.SQ.FTS.B, Zero Cpn, 6/11/24.. . .	1,686	1,563
6195958.SQ.FTS.B, Zero Cpn, 6/07/24.. . .		7,669	7,215	6210889.SQ.FTS.B, Zero Cpn, 6/11/24.. . .	1,684	1,556
6196143.SQ.FTS.B, Zero Cpn, 6/07/24.. . .		11,316	10,446	6210921.SQ.FTS.B, Zero Cpn, 6/11/24.. . .	2,631	2,452
6196437.SQ.FTS.B, Zero Cpn, 6/07/24.. . .		4,143	3,899	6210954.SQ.FTS.B, Zero Cpn, 6/11/24.. . .	11,078	10,417
6196533.SQ.FTS.B, Zero Cpn, 6/07/24.. . .		10,323	9,712	6211111.SQ.FTS.B, Zero Cpn, 6/11/24. . . .	11,077	10,418
6196620.SQ.FTS.B, Zero Cpn, 6/07/24.. . .		1,560	1,445	6211487.SQ.FTS.B, Zero Cpn, 6/12/24.. . .	7,779	7,200
6196642.SQ.FTS.B, Zero Cpn, 6/07/24.. . .		31,429	29,427	6211750.SQ.FTS.B, Zero Cpn, 6/12/24.. . .	12,287	11,420
6199792.SQ.FTS.B, Zero Cpn, 6/07/24.. . .		1,169	1,078	6212235.SQ.FTS.B, Zero Cpn, 6/12/24.. . .	6,421	5,925
6199807.SQ.FTS.B, Zero Cpn, 6/07/24.. . .		5,159	4,773	6212506.SQ.FTS.B, Zero Cpn, 6/12/24.. . .	19,902	18,677
6199868.SQ.FTS.B, Zero Cpn, 6/07/24.. . .		23,944	22,365	6212976.SQ.FTS.B, Zero Cpn, 6/12/24.. . .	2,266	2,094
6200183.SQ.FTS.B, Zero Cpn, 6/07/24.. . .		3,565	3,315	6213041.SQ.FTS.B, Zero Cpn, 6/12/24.. . .	2,127	1,962
6200219.SQ.FTS.B, Zero Cpn, 6/07/24.. . .		6,576	6,061	6213085.SQ.FTS.B, Zero Cpn, 6/12/24.. . .	841	781
6200282.SQ.FTS.B, Zero Cpn, 6/07/24.. . .		3,368	3,103	6213101.SQ.FTS.B, Zero Cpn, 6/12/24.. . .	808	760
6200337.SQ.FTS.B, Zero Cpn, 6/07/24.. . .		13,204	12,300	6213124.SQ.FTS.B, Zero Cpn, 6/12/24.. . .	12,739	11,981
6200483.SQ.FTS.B, Zero Cpn, 6/07/24.. . .		6,010	5,579	6213382.SQ.FTS.B, Zero Cpn, 6/12/24.. . .	36,642	34,122
6200589.SQ.FTS.B, Zero Cpn, 6/07/24.. . .		4,284	4,002	6213956.SQ.FTS.B, Zero Cpn, 6/12/24.. . .	4,116	3,806
6200642.SQ.FTS.B, Zero Cpn, 6/07/24.. . .		1,295	1,188	6214045.SQ.FTS.B, Zero Cpn, 6/12/24.. . .	2,756	2,540
6200671.SQ.FTS.B, Zero Cpn, 6/07/24.. . .		6,201	5,819	6214100.SQ.FTS.B, Zero Cpn, 6/12/24.. . .	3,727	3,504
6200784.SQ.FTS.B, Zero Cpn, 6/07/24.. . .		22,929	21,374	6214132.SQ.FTS.B, Zero Cpn, 6/12/24.. . .	8,129	7,624
6202771.SQ.FTS.B, Zero Cpn, 6/08/24.. . .		54,914	51,666	6214294.SQ.FTS.B, Zero Cpn, 6/12/24.. . .	3,057	2,837
6203227.SQ.FTS.B, Zero Cpn, 6/08/24.. . .		85,971	80,841	6214375.SQ.FTS.B, Zero Cpn, 6/12/24.. . .	12,698	11,874
6204710.SQ.FTS.B, Zero Cpn, 6/08/24.. . .		15,120	14,080	6214585.SQ.FTS.B, Zero Cpn, 6/12/24.. . .	4,587	4,236
6205053.SQ.FTS.B, Zero Cpn, 6/08/24.. . .		77,210	72,152	6214653.SQ.FTS.B, Zero Cpn, 6/12/24.. . .	22,740	21,055
6206462.SQ.FTS.B, Zero Cpn, 6/09/24.. . .		20,852	19,318	6214906.SQ.FTS.B, Zero Cpn, 6/13/24.. . .	1,483	1,373
6206770.SQ.FTS.B, Zero Cpn, 6/09/24.. . .		21,913	20,560	6214927.SQ.FTS.B, Zero Cpn, 6/13/24.. . .	4,608	4,294
6207163.SQ.FTS.B, Zero Cpn, 6/09/24.. . .		1,227	1,134	6214964.SQ.FTS.B, Zero Cpn, 6/13/24.. . .	16,508	15,400
6207171.SQ.FTS.B, Zero Cpn, 6/09/24.. . .		11,265	10,436	6215167.SQ.FTS.B, Zero Cpn, 6/13/24.. . .	59,911	55,877
6207463.SQ.FTS.B, Zero Cpn, 6/09/24.. . .		3,124	2,891	6216209.SQ.FTS.B, Zero Cpn, 6/13/24.. . .	8,248	7,651
6207514.SQ.FTS.B, Zero Cpn, 6/09/24.. . .		8,078	7,599	6216284.SQ.FTS.B, Zero Cpn, 6/13/24.. . .	2,119	1,960
6207794.SQ.FTS.B, Zero Cpn, 6/09/24.. . .		2,244	2,095	6216314.SQ.FTS.B, Zero Cpn, 6/13/24.. . .	11,944	11,235
6207856.SQ.FTS.B, Zero Cpn, 6/09/24.. . .		1,282	1,180	6216494.SQ.FTS.B, Zero Cpn, 6/13/24.. . .	2,976	2,777
6207882.SQ.FTS.B, Zero Cpn, 6/09/24.. . .		2,153	1,977	6216577.SQ.FTS.B, Zero Cpn, 6/13/24.. . .	4,794	4,480
6207918.SQ.FTS.B, Zero Cpn, 6/09/24.. . .		21,513	19,848	6216664.SQ.FTS.B, Zero Cpn, 6/13/24.. . .	1,362	1,256
6208258.SQ.FTS.B, Zero Cpn, 6/09/24.. . .		4,968	4,629	6216693.SQ.FTS.B, Zero Cpn, 6/13/24.. . .	11,009	10,272
6208297.SQ.FTS.B, Zero Cpn, 6/09/24.. . .		2,369	2,194	6216880.SQ.FTS.B, Zero Cpn, 6/13/24.. . .	21,242	19,978
6208363.SQ.FTS.B, Zero Cpn, 6/09/24.. . .		6,711	6,259	6217157.SQ.FTS.B, Zero Cpn, 6/13/24.. . .	1,736	1,596
6208448.SQ.FTS.B, Zero Cpn, 6/09/24.. . .		14,140	13,263	6217181.SQ.FTS.B, Zero Cpn, 6/13/24.. . .	6,737	6,336
6208687.SQ.FTS.B, Zero Cpn, 6/09/24.. . .		48,661	45,018	6217244.SQ.FTS.B, Zero Cpn, 6/13/24.. . .	11,243	10,493
6209230.SQ.FTS.B, Zero Cpn, 6/09/24.. . .		2,372	2,192	6217322.SQ.FTS.B, Zero Cpn, 6/13/24.. . .	5,793	5,379
6209272.SQ.FTS.B, Zero Cpn, 6/09/24.. . .		2,870	2,682	6217397.SQ.FTS.B, Zero Cpn, 6/13/24.. . .	875	809
6209313.SQ.FTS.B, Zero Cpn, 6/09/24.. . .		10,065	9,291	6217404.SQ.FTS.B, Zero Cpn, 6/13/24.. . .	5,495	5,044
6209506.SQ.FTS.B, Zero Cpn, 6/09/24.. . .		2,863	2,693	6217497.SQ.FTS.B, Zero Cpn, 6/13/24.. . .	7,410	6,949
6209527.SQ.FTS.B, Zero Cpn, 6/09/24.. . .		908	838	6217578.SQ.FTS.B, Zero Cpn, 6/13/24.. . .	9,881	9,141
6209537.SQ.FTS.B, Zero Cpn, 6/09/24.. . .		21,375	20,110	6217709.SQ.FTS.B, Zero Cpn, 6/13/24.. . .	53,383	49,642
6209713.SQ.FTS.B, Zero Cpn, 6/10/24.. . .		20,135	18,938	6218112.SQ.FTS.B, Zero Cpn, 6/13/24.. . .	4,236	3,945
6209942.SQ.FTS.B, Zero Cpn, 6/10/24.. . .		5,645	5,242	6218208.SQ.FTS.B, Zero Cpn, 6/14/24.. . .	5,356	5,035
6210029.SQ.FTS.B, Zero Cpn, 6/10/24.. . .		5,014	4,689	6218317.SQ.FTS.B, Zero Cpn, 6/14/24.. . .	34,972	32,465
6210093.SQ.FTS.B, Zero Cpn, 6/10/24.. . .		4,337	4,007	6218976.SQ.FTS.B, Zero Cpn, 6/14/24.. . .	2,662	2,451
6210171.SQ.FTS.B, Zero Cpn, 6/10/24.. . .		1,937	1,791	6219039.SQ.FTS.B, Zero Cpn, 6/14/24.. . .	6,739	6,263
6210196.SQ.FTS.B, Zero Cpn, 6/10/24.. . .		7,102	6,643	6219192.SQ.FTS.B, Zero Cpn, 6/14/24.. . .	880	812
6210292.SQ.FTS.B, Zero Cpn, 6/10/24.. . .		1,708	1,584	6219226.SQ.FTS.B, Zero Cpn, 6/14/24.. . .	9,284	8,705
6210328.SQ.FTS.B, Zero Cpn, 6/10/24.. . .		15,381	14,467	6219783.SQ.FTS.B, Zero Cpn, 6/14/24.. . .	6,700	6,228
6210576.SQ.FTS.B, Zero Cpn, 6/11/24.. . .		1,701	1,587	6219934.SQ.FTS.B, Zero Cpn, 6/14/24.. . .	1,880	1,747
6210611.SQ.FTS.B, Zero Cpn, 6/11/24.. . .		865	814	6219983.SQ.FTS.B, Zero Cpn, 6/14/24.. . .	4,087	3,831

44	Annual Report	The accompanying notes are an integral part of these financial statements.			franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
	Principal			Principal
Description	Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)			Block, Inc. (continued)
6220062.SQ.FTS.B, Zero Cpn, 6/14/24.. . .	$ 8,776	$8,229	6236390.SQ.FTS.B, Zero Cpn, 6/18/24.. . .	$ 3,738	$3,480
6220217.SQ.FTS.B, Zero Cpn, 6/14/24.. . .	3,673	3,421	6236439.SQ.FTS.B, Zero Cpn, 6/18/24.. . .	4,708	4,426
6220257.SQ.FTS.B, Zero Cpn, 6/14/24.. . .	3,559	3,318	6236492.SQ.FTS.B, Zero Cpn, 6/18/24.. . .	2,304	2,133
6220305.SQ.FTS.B, Zero Cpn, 6/14/24.. . .	18,966	17,838	6236524.SQ.FTS.B, Zero Cpn, 6/18/24.. . .	1,470	1,362
6220540.SQ.FTS.B, Zero Cpn, 6/14/24.. . .	8,480	7,974	6236543.SQ.FTS.B, Zero Cpn, 6/18/24.. . .	6,996	6,538
6220584.SQ.FTS.B, Zero Cpn, 6/14/24.. . .	12,106	11,219	6236626.SQ.FTS.B, Zero Cpn, 6/18/24.. . .	2,773	2,576
6220688.SQ.FTS.B, Zero Cpn, 6/14/24.. . .	2,950	2,753	6236672.SQ.FTS.B, Zero Cpn, 6/18/24.. . .	8,898	8,269
6220731.SQ.FTS.B, Zero Cpn, 6/14/24.. . .	12,641	11,652	6236981.SQ.FTS.B, Zero Cpn, 6/19/24.. . .	23,901	22,395
6220890.SQ.FTS.B, Zero Cpn, 6/14/24.. . .	28,247	26,276	6237819.SQ.FTS.B, Zero Cpn, 6/19/24.. . .	2,189	2,026
6221188.SQ.FTS.B, Zero Cpn, 6/14/24.. . .	56,460	52,533	6237885.SQ.FTS.B, Zero Cpn, 6/19/24.. . .	7,997	7,430
6223684.SQ.FTS.B, Zero Cpn, 6/15/24.. . .	2,760	2,569	6238082.SQ.FTS.B, Zero Cpn, 6/19/24.. . .	2,787	2,604
6223749.SQ.FTS.B, Zero Cpn, 6/15/24.. . .	3,500	3,269	6238155.SQ.FTS.B, Zero Cpn, 6/19/24.. . .	7,035	6,504
6223816.SQ.FTS.B, Zero Cpn, 6/15/24.. . .	3,681	3,395	6238343.SQ.FTS.B, Zero Cpn, 6/19/24.. . .	16,956	15,849
6223884.SQ.FTS.B, Zero Cpn, 6/15/24.. . .	20,965	19,709	6238709.SQ.FTS.B, Zero Cpn, 6/19/24.. . .	2,612	2,439
6224170.SQ.FTS.B, Zero Cpn, 6/15/24.. . .	7,176	6,748	6238771.SQ.FTS.B, Zero Cpn, 6/19/24.. . .	1,286	1,184
6224329.SQ.FTS.B, Zero Cpn, 6/15/24.. . .	6,460	6,040	6238807.SQ.FTS.B, Zero Cpn, 6/19/24.. . .	2,028	1,901
6224475.SQ.FTS.B, Zero Cpn, 6/15/24.. . .	12,000	11,183	6238868.SQ.FTS.B, Zero Cpn, 6/19/24.. . .	6,073	5,660
6224739.SQ.FTS.B, Zero Cpn, 6/15/24.. . .	857	793	6239020.SQ.FTS.B, Zero Cpn, 6/19/24.. . .	5,750	5,309
6224766.SQ.FTS.B, Zero Cpn, 6/15/24.. . .	16,300	15,323	6239158.SQ.FTS.B, Zero Cpn, 6/19/24.. . .	3,522	3,255
6225158.SQ.FTS.B, Zero Cpn, 6/15/24.. . .	22,789	21,361	6239251.SQ.FTS.B, Zero Cpn, 6/19/24.. . .	3,747	3,447
6225668.SQ.FTS.B, Zero Cpn, 6/15/24.. . .	6,079	5,669	6239312.SQ.FTS.B, Zero Cpn, 6/19/24.. . .	663	610
6225812.SQ.FTS.B, Zero Cpn, 6/15/24.. . .	14,980	13,938	6239338.SQ.FTS.B, Zero Cpn, 6/19/24.. . .	5,761	5,336
6226102.SQ.FTS.B, Zero Cpn, 6/15/24.. . .	13,100	12,102	6239467.SQ.FTS.B, Zero Cpn, 6/19/24.. . .	6,319	5,887
6226281.SQ.FTS.B, Zero Cpn, 6/15/24.. . .	22,165	20,848	6239552.SQ.FTS.B, Zero Cpn, 6/19/24.. . .	8,414	7,887
6226524.SQ.FTS.B, Zero Cpn, 6/15/24.. . .	5,005	4,641	6239689.SQ.FTS.B, Zero Cpn, 6/19/24.. . .	1,639	1,512
6226571.SQ.FTS.B, Zero Cpn, 6/15/24.. . .	7,106	6,624	6239701.SQ.FTS.B, Zero Cpn, 6/19/24.. . .	2,630	2,451
6226674.SQ.FTS.B, Zero Cpn, 6/15/24.. . .	2,115	1,943	6239736.SQ.FTS.B, Zero Cpn, 6/19/24.. . .	1,095	1,020
6226697.SQ.FTS.B, Zero Cpn, 6/15/24.. . .	8,652	8,137	6239757.SQ.FTS.B, Zero Cpn, 6/19/24.. . .	42,993	40,189
6226849.SQ.FTS.B, Zero Cpn, 6/15/24.. . .	667	619	6240233.SQ.FTS.B, Zero Cpn, 6/20/24.. . .	3,157	2,942
6226867.SQ.FTS.B, Zero Cpn, 6/15/24.. . .	43,577	40,713	6240291.SQ.FTS.B, Zero Cpn, 6/20/24.. . .	3,890	3,597
6227000.SQ.FTS.B, Zero Cpn, 6/16/24.. . .	1,302	1,200	6240359.SQ.FTS.B, Zero Cpn, 6/20/24.. . .	7,827	7,336
6227048.SQ.FTS.B, Zero Cpn, 6/16/24.. . .	5,252	4,938	6240450.SQ.FTS.B, Zero Cpn, 6/20/24.. . .	21,736	20,373
6227108.SQ.FTS.B, Zero Cpn, 6/16/24.. . .	753	708	6240813.SQ.FTS.B, Zero Cpn, 6/20/24.. . .	3,669	3,392
6227126.SQ.FTS.B, Zero Cpn, 6/16/24.. . .	3,882	3,556	6240843.SQ.FTS.B, Zero Cpn, 6/20/24.. . .	3,004	2,770
6227226.SQ.FTS.B, Zero Cpn, 6/16/24.. . .	4,072	3,731	6240860.SQ.FTS.B, Zero Cpn, 6/20/24.. . .	70,244	65,276
6227352.SQ.FTS.B, Zero Cpn, 6/16/24.. . .	3,217	2,952	6242041.SQ.FTS.B, Zero Cpn, 6/20/24.. . .	841	785
6227501.SQ.FTS.B, Zero Cpn, 6/16/24.. . .	1,118	1,039	6242053.SQ.FTS.B, Zero Cpn, 6/20/24.. . .	3,731	3,482
6227527.SQ.FTS.B, Zero Cpn, 6/16/24.. . .	7,648	7,133	6242101.SQ.FTS.B, Zero Cpn, 6/20/24.. . .	3,334	3,125
6227687.SQ.FTS.B, Zero Cpn, 6/16/24.. . .	3,052	2,848	6242141.SQ.FTS.B, Zero Cpn, 6/20/24.. . .	10,375	9,563
6227735.SQ.FTS.B, Zero Cpn, 6/16/24.. . .	14,022	12,915	6242278.SQ.FTS.B, Zero Cpn, 6/20/24.. . .	6,561	6,132
6228020.SQ.FTS.B, Zero Cpn, 6/16/24.. . .	1,211	1,117	6242376.SQ.FTS.B, Zero Cpn, 6/20/24.. . .	29,891	27,729
6228048.SQ.FTS.B, Zero Cpn, 6/16/24.. . .	7,125	6,615	6242718.SQ.FTS.B, Zero Cpn, 6/20/24.. . .	49,119	46,034
6228233.SQ.FTS.B, Zero Cpn, 6/16/24.. . .	1,766	1,643	6243411.SQ.FTS.B, Zero Cpn, 6/20/24.. . .	3,982	3,668
6228261.SQ.FTS.B, Zero Cpn, 6/16/24.. . .	928	853	6243487.SQ.FTS.B, Zero Cpn, 6/20/24.. . .	8,368	7,789
6228282.SQ.FTS.B, Zero Cpn, 6/16/24.. . .	6,113	5,749	6243613.SQ.FTS.B, Zero Cpn, 6/20/24.. . .	1,426	1,316
6228429.SQ.FTS.B, Zero Cpn, 6/16/24.. . .	18,575	17,465	6243627.SQ.FTS.B, Zero Cpn, 6/20/24.. . .	21,736	20,165
6228983.SQ.FTS.B, Zero Cpn, 6/16/24.. . .	1,894	1,756	6243705.SQ.FTS.B, Zero Cpn, 6/21/24.. . .	12,421	11,540
6229023.SQ.FTS.B, Zero Cpn, 6/16/24.. . .	9,831	9,149	6243899.SQ.FTS.B, Zero Cpn, 6/21/24.. . .	55,990	52,471
6229130.SQ.FTS.B, Zero Cpn, 6/16/24.. . .	2,383	2,193	6244796.SQ.FTS.B, Zero Cpn, 6/21/24.. . .	3,986	3,698
6229161.SQ.FTS.B, Zero Cpn, 6/16/24.. . .	1,775	1,643	6244845.SQ.FTS.B, Zero Cpn, 6/21/24.. . .	1,800	1,676
6229176.SQ.FTS.B, Zero Cpn, 6/16/24.. . .	6,956	6,428	6244877.SQ.FTS.B, Zero Cpn, 6/21/24.. . .	3,949	3,680
6229351.SQ.FTS.B, Zero Cpn, 6/16/24.. . .	31,827	29,930	6244929.SQ.FTS.B, Zero Cpn, 6/21/24.. . .	1,947	1,804
6234422.SQ.FTS.B, Zero Cpn, 6/16/24.. . .	56,004	52,509	6244968.SQ.FTS.B, Zero Cpn, 6/21/24.. . .	14,054	13,043
6234975.SQ.FTS.B, Zero Cpn, 6/17/24.. . .	1,014	943	6245170.SQ.FTS.B, Zero Cpn, 6/21/24.. . .	1,367	1,261
6234996.SQ.FTS.B, Zero Cpn, 6/17/24.. . .	92,547	86,740	6245195.SQ.FTS.B, Zero Cpn, 6/21/24.. . .	6,809	6,296
6236022.SQ.FTS.B, Zero Cpn, 6/18/24.. . .	6,226	5,838	6245295.SQ.FTS.B, Zero Cpn, 6/21/24.. . .	6,379	5,879
6236101.SQ.FTS.B, Zero Cpn, 6/18/24.. . .	16,254	15,280	6245376.SQ.FTS.B, Zero Cpn, 6/21/24.. . .	15,052	13,901
6236283.SQ.FTS.B, Zero Cpn, 6/18/24.. . .	10,947	10,258	6245563.SQ.FTS.B, Zero Cpn, 6/21/24.. . .	4,378	4,046

franklintempleton.com	The accompanying notes are an integral part of these financial statements.			Annual Report	45

FRANKLIN LIMITED DURATION INCOME TRUST SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
	Principal
Description	Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
6245607.SQ.FTS.B, Zero Cpn, 6/21/24.. . .	$ 1,843	$1,705
6245635.SQ.FTS.B, Zero Cpn, 6/21/24.. . .	42,379	39,138
6246027.SQ.FTS.B, Zero Cpn, 6/21/24.. . .	45,624	42,415
6246379.SQ.FTS.B, Zero Cpn, 6/21/24.. . .	1,677	1,556
6246391.SQ.FTS.B, Zero Cpn, 6/21/24.. . .	13,420	12,348
6248734.SQ.FTS.B, Zero Cpn, 6/22/24.. . .	45,887	43,112
6249615.SQ.FTS.B, Zero Cpn, 6/22/24.. . .	3,269	3,052
6249654.SQ.FTS.B, Zero Cpn, 6/22/24.. . .	22,594	20,905
6250009.SQ.FTS.B, Zero Cpn, 6/22/24.. . .	3,376	3,163
6250041.SQ.FTS.B, Zero Cpn, 6/22/24.. . .	9,112	8,384
6250198.SQ.FTS.B, Zero Cpn, 6/22/24.. . .	2,661	2,485
6250243.SQ.FTS.B, Zero Cpn, 6/22/24.. . .	961	891
6250256.SQ.FTS.B, Zero Cpn, 6/22/24.. . .	8,150	7,635
6250377.SQ.FTS.B, Zero Cpn, 6/22/24.. . .	6,714	6,289
6250466.SQ.FTS.B, Zero Cpn, 6/22/24.. . .	3,246	3,022
6250508.SQ.FTS.B, Zero Cpn, 6/22/24.. . .	102,651	95,847
6252049.SQ.FTS.B, Zero Cpn, 6/22/24.. . .	2,237	2,084
6252083.SQ.FTS.B, Zero Cpn, 6/22/24.. . .	1,317	1,230
6252113.SQ.FTS.B, Zero Cpn, 6/22/24.. . .	4,435	4,092
6252217.SQ.FTS.B, Zero Cpn, 6/23/24.. . .	7,500	7,024
6252413.SQ.FTS.B, Zero Cpn, 6/23/24.. . .	28,211	26,423
6252808.SQ.FTS.B, Zero Cpn, 6/23/24.. . .	9,767	9,013
6252960.SQ.FTS.B, Zero Cpn, 6/23/24.. . .	1,961	1,809
6253020.SQ.FTS.B, Zero Cpn, 6/23/24.. . .	13,648	12,630
6253221.SQ.FTS.B, Zero Cpn, 6/23/24.. . .	28,869	26,638
6253595.SQ.FTS.B, Zero Cpn, 6/23/24.. . .	794	733
6253596.SQ.FTS.B, Zero Cpn, 6/23/24.. . .	2,089	1,951
6253613.SQ.FTS.B, Zero Cpn, 6/23/24.. . .	11,011	10,313
6253814.SQ.FTS.B, Zero Cpn, 6/23/24.. . .	13,954	12,989
6254118.SQ.FTS.B, Zero Cpn, 6/23/24.. . .	55,503	51,664
6254832.SQ.FTS.B, Zero Cpn, 6/23/24.. . .	4,756	4,379
6254961.SQ.FTS.B, Zero Cpn, 6/23/24.. . .	11,298	10,444
6255010.SQ.FTS.B, Zero Cpn, 6/24/24.. . .	2,850	2,629
6255052.SQ.FTS.B, Zero Cpn, 6/24/24.. . .	1,712	1,579
6255070.SQ.FTS.B, Zero Cpn, 6/24/24.. . .	566	530
6255079.SQ.FTS.B, Zero Cpn, 6/24/24.. . .	3,849	3,562
6255102.SQ.FTS.B, Zero Cpn, 6/24/24.. . .	25,729	23,851
6255365.SQ.FTS.B, Zero Cpn, 6/24/24.. . .	4,159	3,838
6255401.SQ.FTS.B, Zero Cpn, 6/24/24.. . .	9,767	9,011
6255484.SQ.FTS.B, Zero Cpn, 6/24/24.. . .	6,904	6,446
6255538.SQ.FTS.B, Zero Cpn, 6/24/24.. . .	1,715	1,590
6255555.SQ.FTS.B, Zero Cpn, 6/24/24.. . .	3,990	3,711
6255586.SQ.FTS.B, Zero Cpn, 6/24/24.. . .	14,534	13,570
6255721.SQ.FTS.B, Zero Cpn, 6/25/24.. . .	9,848	9,223
6255845.SQ.FTS.B, Zero Cpn, 6/25/24.. . .	3,736	3,477
6255882.SQ.FTS.B, Zero Cpn, 6/25/24.. . .	2,257	2,078
6255905.SQ.FTS.B, Zero Cpn, 6/25/24.. . .	33,674	31,269
6256199.SQ.FTS.B, Zero Cpn, 6/26/24.. . .	5,377	5,036
6256249.SQ.FTS.B, Zero Cpn, 6/26/24.. . .	852	784
6256259.SQ.FTS.B, Zero Cpn, 6/26/24.. . .	3,233	2,990
6256293.SQ.FTS.B, Zero Cpn, 6/26/24.. . .	2,015	1,855
6256311.SQ.FTS.B, Zero Cpn, 6/26/24.. . .	3,950	3,636
6256345.SQ.FTS.B, Zero Cpn, 6/26/24.. . .	42,236	39,223
6256684.SQ.FTS.B, Zero Cpn, 6/26/24.. . .	4,382	4,039
6256733.SQ.FTS.B, Zero Cpn, 6/26/24.. . .	1,817	1,675
6256746.SQ.FTS.B, Zero Cpn, 6/26/24.. . .	29,679	27,563
6257120.SQ.FTS.B, Zero Cpn, 6/27/24.. . .	829	774
6257152.SQ.FTS.B, Zero Cpn, 6/27/24.. . .	13,754	12,880
Principal
Description	Amount	Value
Block, Inc. (continued)
6257645.SQ.FTS.B, Zero Cpn, 6/27/24.. . . $	1,710	$1,590
6257672.SQ.FTS.B, Zero Cpn, 6/27/24.. . .	10,036	9,276
6257833.SQ.FTS.B, Zero Cpn, 6/27/24.. . .	37,686	34,986
6258307.SQ.FTS.B, Zero Cpn, 6/27/24.. . .	5,139	4,813
6258360.SQ.FTS.B, Zero Cpn, 6/27/24.. . .	23,919	22,264
6258628.SQ.FTS.B, Zero Cpn, 6/27/24.. . .	7,360	6,785
6258738.SQ.FTS.B, Zero Cpn, 6/27/24.. . .	20,583	19,083
6258965.SQ.FTS.B, Zero Cpn, 6/27/24.. . .	3,437	3,181
6259001.SQ.FTS.B, Zero Cpn, 6/27/24.. . .	3,849	3,604
6259046.SQ.FTS.B, Zero Cpn, 6/27/24.. . .	3,141	2,905
6259073.SQ.FTS.B, Zero Cpn, 6/27/24.. . .	3,860	3,615
6259101.SQ.FTS.B, Zero Cpn, 6/27/24.. . .	3,206	2,958
6259129.SQ.FTS.B, Zero Cpn, 6/27/24.. . .	5,094	4,771
6259189.SQ.FTS.B, Zero Cpn, 6/27/24.. . .	1,852	1,707
6259203.SQ.FTS.B, Zero Cpn, 6/27/24.. . .	3,407	3,180
6259233.SQ.FTS.B, Zero Cpn, 6/27/24.. . .	1,415	1,325
6259245.SQ.FTS.B, Zero Cpn, 6/27/24.. . .	2,015	1,855
6259271.SQ.FTS.B, Zero Cpn, 6/27/24.. . .	4,528	4,241
6259310.SQ.FTS.B, Zero Cpn, 6/27/24.. . .	2,994	2,756
6259346.SQ.FTS.B, Zero Cpn, 6/27/24.. . .	35,625	32,972
6259809.SQ.FTS.B, Zero Cpn, 6/27/24.. . .	1,658	1,548
6259833.SQ.FTS.B, Zero Cpn, 6/27/24.. . .	14,106	12,987
6259922.SQ.FTS.B, Zero Cpn, 6/27/24.. . .	1,715	1,601
		12,352,821
Freedom Financial Asset Management LLC

APP-10201276.FP.FTS.B, 5.99%, 8/10/23.	3,162	3,180
APP-10151809.FP.FTS.B, 5.99%, 8/13/23.	3,460	3,486
APP-10043511.FP.FTS.B, 5.99%, 9/28/23..	2,615	2,638
APP-10670655.FP.FTS.B, 5.99%, 10/08/23.	3,358	3,383
APP-10767085.FP.FTS.B, 15.49%,
10/09/23.. . . . . . . . . . . . . . . . . . . . . . . . . .	2,503	2,514
APP-10157125.FP.FTS.B, 15.49%,
10/28/23.. . . . . . . . . . . . . . . . . . . . . . . . . .	3,738	3,773
APP-10780894.FP.FTS.B, 5.99%, 11/15/23.	4,749	4,789
APP-10670609.FP.FTS.B, 5.99%, 11/23/23.	3,576	3,612
APP-10783446.FP.FTS.B, 19.99%, 11/30/23.	5,554	5,570
APP-10823057.FP.FTS.B, 5.99%, 12/12/23.	5,007	5,053
APP-11028232.FP.FTS.B, 5.99%, 12/12/23.	5,700	5,750
APP-11036370.FP.FTS.B, 5.99%, 12/14/23.	4,045	4,082
APP-11605709.FP.FTS.B, 5.99%, 12/21/23.	3,859	3,900
APP-11694992.FP.FTS.B, 5.99%, 12/23/23.	5,180	5,236
APP-11767896.FP.FTS.B, 5.99%, 12/24/23.	4,427	4,475
APP-11816519.FP.FTS.B, 22.49%, 12/30/23.	4,166	4,232
APP-12119879.FP.FTS.B, 5.99%, 1/22/24..	6,665	6,738
APP-11801234.FP.FTS.B, 5.99%, 2/05/24..	4,180	4,219
APP-11742645.FP.FTS.B, 13.99%, 2/05/24.	16,364	16,536
APP-11693930.FP.FTS.B, 15.49%, 2/05/24.	5,221	5,274
APP-11442830.FP.FTS.B, 5.99%, 2/06/24..	6,705	6,770
APP-11796839.FP.FTS.B, 23.99%, 2/11/24.	5,779	5,822
APP-11799568.FP.FTS.B, 15.49%, 2/12/24.	6,150	6,220
APP-12674457.FP.FTS.B, 5.99%, 2/25/24.	7,164	7,247
APP-12675080.FP.FTS.B, 17.49%, 2/25/24.	8,336	8,422
APP-12168376.FP.FTS.B, 5.99%, 3/01/24.	5,984	6,039
APP-12544302.FP.FTS.B, 16.49%, 3/01/24.	4,968	5,005
APP-12953164.FP.FTS.B, 5.99%, 3/08/24.	7,636	1,627
APP-13032370.FP.FTS.B, 17.24%, 3/11/24.	27,092	27,216
APP-13337202.FP.FTS.B, 5.99%, 3/15/24.	6,351	6,419
46	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Limited Duration Income Trust
(continued)
Principal
Description	Amount	Value
Marketplace Loans (continued)
Freedom Financial Asset Management LLC (continued)
APP-13420504.FP.FTS.B, 5.99%, 3/16/24. $	7,638	$7,721
APP-13148703.FP.FTS.B, 17.49%, 3/16/24.	9,860	9,947
APP-13360065.FP.FTS.B, 19.99%, 3/27/24.	6,695	6,773
APP-13655613.FP.FTS.B, 5.99%, 3/29/24.	4,775	4,833
APP-12675641.FP.FTS.B, 5.99%, 3/31/24.	4,793	4,855
APP-12873630.FP.FTS.B, 5.99%, 4/03/24.	6,391	6,453
APP-12675611.FP.FTS.B, 15.49%, 4/05/24.	7,321	7,391
APP-12608313.FP.FTS.B, 5.99%, 4/10/24.	4,809	4,861
APP-12800126.FP.FTS.B, 5.99%, 4/10/24.	7,689	7,775
APP-11798739.FP.FTS.B, 5.99%, 4/11/24..	6,108	6,177
APP-13038344.FP.FTS.B, 23.99%, 4/12/24.	7,804	7,842
APP-12905173.FP.FTS.B, 5.99%, 4/15/24.	6,393	6,462
APP-12933623.FP.FTS.B, 5.99%, 4/16/24.	5,595	5,660
APP-12800813.FP.FTS.B, 15.49%, 4/16/24.	8,922	9,039
APP-13059920.FP.FTS.B, 17.99%, 4/16/24.	5,009	5,049
APP-12801588.FP.FTS.B, 5.99%, 4/17/24.	4,811	4,869
APP-12933592.FP.FTS.B, 12.74%, 4/18/24.	9,527	9,649
APP-12933925.FP.FTS.B, 5.99%, 4/23/24.	5,518	5,587
APP-12934108.FP.FTS.B, 5.99%, 4/23/24.	6,804	6,890
APP-12911251.FP.FTS.B, 5.99%, 4/24/24..	7,698	7,796
APP-13026134.FP.FTS.B, 5.99%, 4/24/24.	6,705	6,781
APP-13061207.FP.FTS.B, 5.99%, 4/30/24.	5,337	5,396
APP-13432810.FP.FTS.B, 5.99%, 5/01/24.	6,801	6,874
APP-13433208.FP.FTS.B, 5.99%, 5/01/24.	5,468	5,533
APP-13435116.FP.FTS.B, 5.99%, 5/01/24..	5,441	5,496
APP-13323350.FP.FTS.B, 16.49%, 5/01/24.	6,890	6,940
APP-14062945.FP.FTS.B, 17.99%, 5/01/24.	14,725	14,803
APP-13206909.FP.FTS.B, 23.74%, 5/01/24.	2,231	1,671
APP-13323276.FP.FTS.B, 5.99%, 5/05/24.	5,548	5,610
APP-13323298.FP.FTS.B, 5.99%, 5/06/24.	5,107	5,165
APP-13614056.FP.FTS.B, 15.99%, 5/11/24.	7,011	7,083
APP-13643398.FP.FTS.B, 23.99%, 5/11/24.	6,529	6,561
APP-13270610.FP.FTS.B, 5.99%, 5/12/24.	7,588	7,663
APP-13337251.FP.FTS.B, 5.99%, 5/13/24.	7,845	7,937
APP-13628584.FP.FTS.B, 17.49%, 5/13/24.	5,289	5,334
APP-13438285.FP.FTS.B, 5.99%, 5/14/24.	5,117	5,178
APP-13199267.FP.FTS.B, 5.99%, 5/15/24.	5,119	5,183
APP-13301744.FP.FTS.B, 5.99%, 5/15/24.	6,022	6,118
APP-13323228.FP.FTS.B, 5.99%, 5/15/24.	6,260	6,335
APP-13628844.FP.FTS.B, 16.99%, 5/15/24.	8,182	8,261
APP-14402256.FP.FTS.B, 17.49%, 5/16/24.	8,176	8,253
APP-13453990.FP.FTS.B, 5.99%, 5/22/24.	6,816	6,902
APP-13488078.FP.FTS.B, 5.99%, 5/23/24.	6,957	7,047
APP-11876534.FP.FTS.B, 5.99%, 5/25/24..	5,715	5,788
APP-13680560.FP.FTS.B, 5.99%, 5/27/24.	5,785	5,851
APP-10774277.FP.FTS.B, 5.99%, 6/09/24.	1,717	1,726
APP-14264510.FP.FTS.B, 5.99%, 6/10/24.	7,207	7,293
APP-14258833.FP.FTS.B, 18.49%, 6/10/24.	7,383	7,441
APP-14242982.FP.FTS.B, 5.99%, 6/14/24.	7,963	8,062
APP-14387197.FP.FTS.B, 5.99%, 6/15/24.	7,924	8,020
APP-14210364.FP.FTS.B, 5.99%, 6/17/24.	7,219	7,313
APP-14351539.FP.FTS.B, 5.99%, 6/21/24.	5,771	5,847
APP-14179087.FP.FTS.B, 5.99%, 6/23/24.	7,291	7,389
APP-14491308.FP.FTS.B, 23.99%, 6/28/24.	7,517	7,594
APP-14369139.FP.FTS.B, 5.99%, 6/29/24.	8,618	8,742
APP-14372093.FP.FTS.B, 5.99%, 7/04/24.	11,390	1,475
APP-14581081.FP.FTS.B, 18.99%, 7/05/24.	8,347	8,421
APP-14569696.FP.FTS.B, 5.99%, 7/07/24.	8,780	8,888
FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Principal
Description	Amount	Value
Freedom Financial Asset Management LLC (continued)
APP-15044905.FP.FTS.B, 5.99%, 7/25/24. $	5,724	$5,806
APP-10156971.FP.FTS.B, 14.99%, 8/15/24.	21,605	21,760
APP-10561115.FP.FTS.B, 13.99%, 10/08/24.	5,158	5,198
APP-10775435.FP.FTS.B, 15.49%,
10/09/24.. . . . . . . . . . . . . . . . . . . . . . . . . .	18,110	18,114
APP-10940707.FP.FTS.B, 8.49%, 10/15/24.	11,904	12,000
APP-10932376.FP.FTS.B, 19.99%,
10/22/24.. . . . . . . . . . . . . . . . . . . . . . . . . .	5,165	5,165
APP-10600138.FP.FTS.B, 10.49%,
10/29/24.. . . . . . . . . . . . . . . . . . . . . . . . . . 18,646		18,842
APP-11023093.FP.FTS.B, 10.49%, 10/30/24.	10,108	10,223
APP-10815186.FP.FTS.B, 13.49%,
10/30/24.. . . . . . . . . . . . . . . . . . . . . . . . . . 17,012		17,144
APP-11036232.FP.FTS.B, 16.99%, 10/30/24.	7,262	7,309
APP-10976531.FP.FTS.B, 19.99%,
10/30/24.. . . . . . . . . . . . . . . . . . . . . . . . . .	7,926	1,721
APP-10692850.FP.FTS.B, 13.24%, 11/12/24.	27,112	27,342
APP-10670951.FP.FTS.B, 17.99%, 11/15/24.	16,808	16,610
APP-10385583.FP.FTS.B, 12.24%, 11/22/24.	8,221	8,306
APP-10481821.FP.FTS.B, 23.49%, 11/22/24.	6,995	6,937
APP-11040038.FP.FTS.B, 15.49%, 12/01/24.	17,954	17,908
APP-11018721.FP.FTS.B, 23.99%, 12/01/24.	12,609	12,334
APP-10991532.FP.FTS.B, 13.99%,
12/10/24.. . . . . . . . . . . . . . . . . . . . . . . . . .	7,465	7,539
APP-11039981.FP.FTS.B, 12.74%, 12/13/24.	10,380	10,475
APP-11025781.FP.FTS.B, 23.99%, 12/13/24.	12,246	12,015
APP-11029317.FP.FTS.B, 23.99%, 12/13/24.	8,299	8,200
APP-11036112.FP.FTS.B, 16.99%, 12/14/24.	5,269	5,314
APP-10692602.FP.FTS.B, 17.99%,
12/14/24.. . . . . . . . . . . . . . . . . . . . . . . . . .	6,116	6,125
APP-11030753.FP.FTS.B, 23.99%, 12/14/24.	12,336	4,372
APP-11720453.FP.FTS.B, 12.24%, 12/22/24.	9,177	9,268
APP-11695111.FP.FTS.B, 11.99%, 12/23/24.	16,382	16,530
APP-11789211.FP.FTS.B, 6.99%, 12/29/24.	21,590	21,844
APP-11821469.FP.FTS.B, 17.49%, 12/30/24.	13,509	13,513
APP-12250721.FP.FTS.B, 23.74%, 1/27/25.	22,043	21,958
APP-12250024.FP.FTS.B, 23.99%, 1/27/25.	7,894	7,854
APP-11694729.FP.FTS.B, 15.49%, 2/01/25.	10,797	10,870
APP-11799631.FP.FTS.B, 9.74%, 2/02/25..	14,932	15,079
APP-11681871.FP.FTS.B, 23.99%, 2/02/25.	12,975	12,675
APP-11750342.FP.FTS.B, 12.24%, 2/05/25.	24,620	14,111
APP-11751212.FP.FTS.B, 13.99%, 2/05/25.	14,854	14,967
APP-11755781.FP.FTS.B, 16.99%, 2/05/25.	7,146	7,204
APP-11693818.FP.FTS.B, 9.49%, 2/06/25..	24,007	24,256
APP-11799362.FP.FTS.B, 9.74%, 2/10/25..	13,144	13,286
APP-11811501.FP.FTS.B, 15.24%, 2/12/25.	23,426	13,906
APP-11444490.FP.FTS.B, 14.99%, 2/13/25.	5,231	5,254
APP-11237904.FP.FTS.B, 11.99%, 2/18/25.	12,206	12,281
APP-12795048.FP.FTS.B, 21.49%, 2/19/25.	7,653	7,591
APP-12840850.FP.FTS.B, 9.49%, 2/21/25.	13,313	13,416
APP-12413449.FP.FTS.B, 9.74%, 2/22/25.	19,091	19,271
APP-12801527.FP.FTS.B, 11.74%, 2/22/25.	15,357	15,496
APP-12738128.FP.FTS.B, 15.99%, 2/26/25.	9,796	1,983
APP-12801479.FP.FTS.B, 9.49%, 2/27/25.	22,012	22,228
APP-12674069.FP.FTS.B, 18.99%, 2/27/25.	9,871	9,834
APP-12675613.FP.FTS.B, 13.49%, 2/28/25.	10,231	10,328
APP-12780140.FP.FTS.B, 9.74%, 3/01/25.	9,497	9,588
APP-12076585.FP.FTS.B, 11.74%, 3/01/25.	15,753	15,852
franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	47

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
		Principal		Principal
Description		Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Freedom Financial Asset Management LLC (continued)				Freedom Financial Asset Management LLC (continued)
APP-12882137.FP.FTS.B, 12.49%, 3/01/25. $ 39,174			$39,487	APP-12887943.FP.FTS.B, 17.99%, 4/16/25. $	8,056	$8,093
APP-13137200.FP.FTS.B, 17.49%, 3/01/25.		20,414	4,151	APP-12801580.FP.FTS.B, 9.74%, 4/17/25.	9,422	9,545
APP-12871940.FP.FTS.B, 8.99%, 3/03/25.		23,192	23,402	APP-13061907.FP.FTS.B, 14.49%, 4/17/25.	15,815	15,852
APP-12175554.FP.FTS.B, 11.99%, 3/03/25.		11,402	11,501	APP-12767903.FP.FTS.B, 25.49%, 4/17/25.	7,870	7,782
APP-13023000.FP.FTS.B, 23.74%, 3/04/25.		20,202	19,787	APP-13048345.FP.FTS.B, 7.74%, 4/18/25.	11,586	11,720
APP-13061318.FP.FTS.B, 15.49%, 3/05/25.		11,796	11,847	APP-12934120.FP.FTS.B, 16.99%, 4/18/25.	7,988	8,075
APP-12139584.FP.FTS.B, 11.99%, 3/06/25.		11,025	11,130	APP-13060301.FP.FTS.B, 9.49%, 4/20/25.	16,609	16,810
APP-12106191.FP.FTS.B, 7.74%, 3/07/25.		13,692	13,836	APP-13044683.FP.FTS.B, 12.49%, 4/20/25.	39,322	39,758
APP-12953839.FP.FTS.B, 25.49%, 3/08/25.		9,031	906	APP-12931531.FP.FTS.B, 21.49%, 4/21/25.	7,062	7,043
APP-12097231.FP.FTS.B, 9.49%, 3/11/25..		21,429	21,682	APP-13165810.FP.FTS.B, 11.99%, 4/25/25.	12,009	12,161
APP-12139672.FP.FTS.B, 9.74%, 3/11/25..		13,276	13,433	APP-13161529.FP.FTS.B, 9.49%, 4/30/25.	32,224	32,603
APP-12188198.FP.FTS.B, 16.99%, 3/11/25.		5,836	5,897	APP-12932780.FP.FTS.B, 9.74%, 4/30/25.	11,122	11,254
APP-12236101.FP.FTS.B, 20.99%, 3/11/25.		11,804	11,622	APP-14056236.FP.FTS.B, 13.24%, 4/30/25.	30,749	30,703
APP-12245609.FP.FTS.B, 25.49%, 3/12/25.		8,923	8,788	APP-10941111.FP.FTS.B, 9.49%, 5/01/25..	22,565	22,833
APP-12934217.FP.FTS.B, 15.99%, 3/15/25.		18,449	18,438	APP-14372285.FP.FTS.B, 14.74%, 5/01/25.	24,961	25,068
APP-13434461.FP.FTS.B, 9.49%, 3/20/25.		15,761	15,901	APP-14372271.FP.FTS.B, 16.49%, 5/01/25.	19,856	19,624
APP-13301735.FP.FTS.B, 15.49%, 3/20/25.		6,819	688	APP-13427697.FP.FTS.B, 18.99%, 5/01/25.	11,547	11,475
APP-13337421.FP.FTS.B, 11.49%, 3/21/25.		10,378	10,478	APP-13432774.FP.FTS.B, 21.49%, 5/01/25.	6,229	6,152
APP-13300513.FP.FTS.B, 17.99%, 3/24/25.		5,959	5,985	APP-13151525.FP.FTS.B, 25.49%, 5/01/25.	9,625	1,086
APP-12776522.FP.FTS.B, 7.74%, 3/28/25.		14,075	14,243	APP-14271382.FP.FTS.B, 18.49%, 5/02/25.	13,308	13,247
APP-13251266.FP.FTS.B, 7.74%, 3/28/25.		13,875	14,050	APP-13431511.FP.FTS.B, 9.74%, 5/04/25..	11,024	11,144
APP-13381468.FP.FTS.B, 9.49%, 3/29/25.		31,028	31,422	APP-13352228.FP.FTS.B, 25.49%, 5/04/25.	8,418	8,255
APP-13628483.FP.FTS.B, 16.49%, 3/29/25.		9,068	9,113	APP-13416512.FP.FTS.B, 9.49%, 5/05/25.	32,126	32,483
APP-12793731.FP.FTS.B, 16.74%, 3/29/25.		36,962	36,947	APP-14179250.FP.FTS.B, 9.84%, 5/05/25.	24,350	24,646
APP-12675304.FP.FTS.B, 16.99%, 3/29/25.		7,330	7,400	APP-11237706.FP.FTS.B, 16.49%, 5/09/25.	13,384	13,478
APP-12607544.FP.FTS.B, 23.49%, 3/29/25.		8,126	8,078	APP-13199149.FP.FTS.B, 9.74%, 5/10/25.	11,031	11,167
APP-13417584.FP.FTS.B, 12.49%, 3/30/25.		38,266	38,605	APP-12800907.FP.FTS.B, 9.74%, 5/12/25.	9,538	2,902
APP-12798456.FP.FTS.B, 7.49%, 4/01/25.		13,576	13,662	APP-13408706.FP.FTS.B, 12.99%, 5/13/25.	21,451	21,518
APP-12674971.FP.FTS.B, 10.49%, 4/01/25.		37,553	37,890	APP-13628220.FP.FTS.B, 15.49%, 5/13/25.	9,431	9,514
APP-12544478.FP.FTS.B, 18.99%, 4/01/25.		8,175	8,130	APP-13679431.FP.FTS.B, 19.49%, 5/13/25.	11,214	11,134
APP-12801328.FP.FTS.B, 11.74%, 4/03/25.		28,321	28,503	APP-13423519.FP.FTS.B, 23.99%, 5/13/25.	14,526	3,302
APP-12885018.FP.FTS.B, 18.99%, 4/03/25.		8,477	2,670	APP-13664871.FP.FTS.B, 24.99%, 5/13/25.	6,456	6,374
APP-12877021.FP.FTS.B, 25.49%, 4/03/25.		6,919	6,889	APP-13389626.FP.FTS.B, 25.49%, 5/13/25.	8,491	8,383
APP-12675307.FP.FTS.B, 13.49%, 4/05/25.		4,551	4,549	APP-13333579.FP.FTS.B, 10.49%, 5/14/25.	32,416	32,807
APP-12786233.FP.FTS.B, 15.99%, 4/05/25.		17,904	17,830	APP-13335711.FP.FTS.B, 14.49%, 5/14/25.	13,388	13,441
APP-12785793.FP.FTS.B, 11.74%, 4/06/25.		29,923	30,128	APP-13336703.FP.FTS.B, 14.49%, 5/14/25.	11,655	11,755
APP-13560469.FP.FTS.B, 7.84%, 4/07/25.		27,721	28,003	APP-13442439.FP.FTS.B, 15.99%, 5/14/25.	20,601	20,637
APP-12675330.FP.FTS.B, 9.74%, 4/07/25.		13,701	13,844	APP-13435964.FP.FTS.B, 18.99%, 5/14/25.	10,088	10,113
APP-12797301.FP.FTS.B, 19.99%, 4/07/25.		9,546	9,522	APP-14372135.FP.FTS.B, 10.49%, 5/15/25.	13,153	13,307
APP-10692548.FP.FTS.B, 9.74%, 4/08/25.		9,930	10,038	APP-13437525.FP.FTS.B, 19.49%, 5/15/25.	13,349	13,234
APP-12673950.FP.FTS.B, 9.74%, 4/08/25.		9,927	10,035	APP-13678041.FP.FTS.B, 18.49%, 5/16/25.	6,190	6,212
APP-12990000.FP.FTS.B, 23.99%, 4/09/25.		13,000	12,775	APP-14586853.FP.FTS.B, 14.74%, 5/17/25.	6,264	6,329
APP-11605986.FP.FTS.B, 7.74%, 4/10/25..		15,688	15,873	APP-13608364.FP.FTS.B, 9.84%, 5/18/25.	17,420	17,640
APP-12666916.FP.FTS.B, 18.99%, 4/10/25.		8,138	8,172	APP-13658658.FP.FTS.B, 11.84%, 5/18/25.	9,877	9,992
APP-12975635.FP.FTS.B, 18.99%, 4/10/25.		14,455	14,400	APP-14286350.FP.FTS.B, 16.99%, 5/19/25.	15,979	16,042
APP-13028127.FP.FTS.B, 21.49%, 4/10/25.		35,514	34,986	APP-14581247.FP.FTS.B, 12.74%, 5/20/25.	12,900	13,041
APP-12795850.FP.FTS.B, 23.74%, 4/10/25.		16,565	16,267	APP-13625542.FP.FTS.B, 24.99%, 5/20/25.	12,679	12,562
APP-13021046.FP.FTS.B, 23.99%, 4/10/25.		13,825	13,596	APP-13483974.FP.FTS.B, 24.99%, 5/22/25.	11,037	3,996
APP-08960612.FP.FTS.B, 9.74%, 4/11/25..		12,263	12,385	APP-12543097.FP.FTS.B, 10.09%, 5/23/25.	10,202	10,344
APP-12674201.FP.FTS.B, 15.49%, 4/12/25.		9,695	9,788	APP-13658179.FP.FTS.B, 10.84%, 5/24/25.	40,443	40,978
APP-13048540.FP.FTS.B, 9.49%, 4/15/25.		23,019	23,270	APP-13675373.FP.FTS.B, 24.74%, 5/24/25.	20,751	2,364
APP-12800747.FP.FTS.B, 13.99%, 4/15/25.		20,197	20,410	APP-13658871.FP.FTS.B, 9.84%, 5/25/25.	32,254	32,717
APP-12884337.FP.FTS.B, 16.99%, 4/15/25.		8,021	8,111	APP-13639147.FP.FTS.B, 18.49%, 5/25/25.	15,694	15,636
APP-12886570.FP.FTS.B, 17.49%, 4/15/25.		13,503	13,327	APP-13658257.FP.FTS.B, 10.09%, 5/26/25.	13,070	13,262
APP-12842698.FP.FTS.B, 17.99%, 4/15/25.		13,835	2,779	APP-14229868.FP.FTS.B, 16.74%, 6/08/25.	42,102	42,135
APP-12869824.FP.FTS.B, 23.99%, 4/15/25.		8,225	8,132	APP-14240775.FP.FTS.B, 20.49%, 6/08/25.	8,537	8,533
APP-13026280.FP.FTS.B, 23.99%, 4/15/25.		12,256	12,096	APP-14384326.FP.FTS.B, 16.99%, 6/15/25.	16,851	16,869
APP-12888880.FP.FTS.B, 15.74%, 4/16/25.		25,409	8,169	APP-14253378.FP.FTS.B, 18.49%, 6/15/25.	8,494	8,533

48	Annual Report	The accompanying notes are an integral part of these financial statements.			franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
	Principal			Principal
Description	Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Freedom Financial Asset Management LLC (continued)			Freedom Financial Asset Management LLC (continued)
APP-14276228.FP.FTS.B, 19.24%, 6/15/25. $ 20,427		$20,270	APP-10758194.FP.FTS.B, 18.99%, 11/19/25.$ 11,554		$1,485
APP-14386226.FP.FTS.B, 23.49%, 6/15/25.	12,830	12,675	APP-10703763.FP.FTS.B, 14.49%, 11/20/25.	17,858	18,102
APP-14246643.FP.FTS.B, 14.99%, 6/17/25.	22,240	22,304	APP-10692756.FP.FTS.B, 19.49%, 11/20/25.	12,624	12,787
APP-11444368.FP.FTS.B, 17.49%, 6/17/25.	10,693	10,758	APP-10727609.FP.FTS.B, 17.99%, 11/22/25.	9,403	9,539
APP-14416732.FP.FTS.B, 18.99%, 6/17/25.	8,152	8,143	APP-10692670.FP.FTS.B, 18.49%, 11/22/25.	7,868	7,987
APP-14421454.FP.FTS.B, 19.99%, 6/17/25.	11,889	11,894	APP-10776590.FP.FTS.B, 18.49%, 11/23/25.	15,366	15,598
APP-14016155.FP.FTS.B, 20.49%, 6/20/25.	8,740	8,758	APP-10745958.FP.FTS.B, 8.99%, 11/30/25.	10,552	10,717
APP-14179277.FP.FTS.B, 12.74%, 6/22/25.	30,168	30,363	APP-11026549.FP.FTS.B, 16.99%, 12/01/25.	12,785	6,997
APP-14518951.FP.FTS.B, 15.49%, 6/22/25.	8,395	8,490	APP-11031081.FP.FTS.B, 15.99%, 12/03/25.	15,785	15,891
APP-14179511.FP.FTS.B, 18.49%, 6/22/25.	6,437	6,488	APP-11008674.FP.FTS.B, 10.99%, 12/05/25.	16,278	16,503
APP-14253507.FP.FTS.B, 10.84%, 6/23/25.	41,722	42,351	APP-11041391.FP.FTS.B, 11.49%, 12/10/25.	29,646	30,063
APP-14256949.FP.FTS.B, 16.24%, 6/23/25.	35,040	35,292	APP-11039564.FP.FTS.B, 10.99%, 12/12/25.	23,230	23,568
APP-14393547.FP.FTS.B, 17.99%, 6/23/25.	8,286	8,397	APP-11034532.FP.FTS.B, 8.99%, 12/13/25.	23,612	23,953
APP-14477454.FP.FTS.B, 13.99%, 6/24/25.	8,875	8,992	APP-11020942.FP.FTS.B, 16.49%, 12/13/25.	24,567	24,838
APP-14372095.FP.FTS.B, 14.99%, 6/25/25.	21,018	21,396	APP-10941172.FP.FTS.B, 10.99%, 12/14/25.	19,891	20,190
APP-14178108.FP.FTS.B, 20.74%, 6/28/25.	29,037	28,941	APP-10293581.FP.FTS.B, 11.49%, 12/14/25.	27,972	28,397
APP-14145667.FP.FTS.B, 20.49%, 6/29/25.	6,437	6,483	APP-10823322.FP.FTS.B, 16.49%,
APP-14386049.FP.FTS.B, 22.24%, 6/29/25.	10,781	10,774	12/14/25.. . . . . . . . . . . . . . . . . . . . . . . . . .	13,553	13,702
APP-14312204.FP.FTS.B, 25.49%, 6/29/25.	8,702	8,693	APP-10856578.FP.FTS.B, 18.49%,
APP-14227350.FP.FTS.B, 18.49%, 6/30/25.	16,682	16,683	12/14/25.. . . . . . . . . . . . . . . . . . . . . . . . . .	8,052	8,150
APP-14419233.FP.FTS.B, 23.49%, 7/01/25.	9,306	3,203	APP-11701384.FP.FTS.B, 18.49%, 12/15/25.	6,069	6,127
APP-14440616.FP.FTS.B, 25.49%, 7/01/25.	9,987	9,813	APP-11823260.FP.FTS.B, 11.99%, 12/16/25.	10,330	10,448
APP-14541502.FP.FTS.B, 16.49%, 7/06/25.	16,755	16,538	APP-11799274.FP.FTS.B, 16.74%, 12/22/25.	25,219	25,520
APP-14586533.FP.FTS.B, 12.49%, 7/07/25.	21,583	21,860	APP-11810931.FP.FTS.B, 17.99%, 12/30/25.	17,854	17,862
APP-14556464.FP.FTS.B, 16.24%, 7/07/25.	27,499	27,289	APP-12050720.FP.FTS.B, 18.99%, 1/16/26.	8,253	8,312
APP-14580010.FP.FTS.B, 23.49%, 7/07/25.	13,025	12,840	APP-12180264.FP.FTS.B, 10.24%, 1/26/26.	11,437	11,609
APP-14558687.FP.FTS.B, 25.49%, 7/07/25.	13,565	13,378	APP-12231617.FP.FTS.B, 16.99%, 1/26/26.	19,010	19,240
APP-14372326.FP.FTS.B, 10.24%, 7/08/25.	23,533	23,919	APP-12244001.FP.FTS.B, 13.24%, 1/27/26.	8,147	8,271
APP-14578491.FP.FTS.B, 10.49%, 7/08/25.	13,492	13,682	APP-11694088.FP.FTS.B, 17.74%, 2/01/26.	40,460	40,697
APP-14584529.FP.FTS.B, 15.49%, 7/08/25.	17,469	17,588	APP-11740763.FP.FTS.B, 13.99%, 2/04/26.	18,500	18,639
APP-14523480.FP.FTS.B, 18.99%, 7/08/25.	14,618	14,654	APP-11798624.FP.FTS.B, 17.99%, 2/04/26.	16,703	16,757
APP-14227668.FP.FTS.B, 21.49%, 7/08/25.	11,265	11,107	APP-11822517.FP.FTS.B, 9.99%, 2/05/26..	27,170	27,536
APP-14865343.FP.FTS.B, 10.24%, 7/21/25.	30,513	30,954	APP-11764476.FP.FTS.B, 13.24%, 2/05/26.	8,352	8,486
APP-13767586.FP.FTS.B, 10.49%, 7/26/25.	16,775	17,040	APP-11746987.FP.FTS.B, 18.49%, 2/05/26.	17,770	17,789
APP-10561160.FP.FTS.B, 18.99%, 9/13/25.	15,772	15,957	APP-11753189.FP.FTS.B, 18.74%, 2/05/26.	8,118	8,047
APP-10565690.FP.FTS.B, 16.99%, 9/15/25.	10,491	10,599	APP-11722574.FP.FTS.B, 20.49%, 2/05/26.	33,762	33,754
APP-10551332.FP.FTS.B, 17.49%, 9/18/25.	7,340	7,440	APP-11754629.FP.FTS.B, 12.24%, 2/06/26.	32,671	33,145
APP-10551426.FP.FTS.B, 10.99%, 9/21/25.	18,273	18,516	APP-11799299.FP.FTS.B, 16.99%, 2/11/26.	14,207	14,408
APP-10771557.FP.FTS.B, 13.24%,			APP-11817911.FP.FTS.B, 18.74%, 2/13/26.	16,868	16,988
10/05/25.. . . . . . . . . . . . . . . . . . . . . . . . . .	11,364	11,493	APP-12887499.FP.FTS.B, 19.49%, 2/25/26.	7,865	7,944
APP-10682615.FP.FTS.B, 10.99%,			APP-12780048.FP.FTS.B, 8.24%, 2/28/26.	15,661	15,851
10/08/25.. . . . . . . . . . . . . . . . . . . . . . . . . . 15,072		15,284	APP-12543851.FP.FTS.B, 12.74%, 3/01/26.	23,732	23,948
APP-10671065.FP.FTS.B, 18.99%,			APP-12934173.FP.FTS.B, 10.24%, 3/08/26.	15,491	15,694
10/09/25.. . . . . . . . . . . . . . . . . . . . . . . . . .	8,123	8,219	APP-12244619.FP.FTS.B, 15.74%, 3/09/26.	42,660	43,289
APP-10752759.FP.FTS.B, 18.99%,			APP-10903724.FP.FTS.B, 9.99%, 3/12/26.	29,259	29,719
10/17/25.. . . . . . . . . . . . . . . . . . . . . . . . . . 20,402		20,611	APP-12253162.FP.FTS.B, 19.99%, 3/12/26.	14,635	14,693
APP-10524105.FP.FTS.B, 17.49%,			APP-12176269.FP.FTS.B, 16.49%, 3/13/26.	21,208	21,279
10/21/25.. . . . . . . . . . . . . . . . . . . . . . . . . .	15,211	15,423	APP-13161478.FP.FTS.B, 18.74%, 3/17/26.	18,933	18,986
APP-10617769.FP.FTS.B, 17.49%,			APP-13385202.FP.FTS.B, 24.99%, 3/19/26.	2,940	2,919
10/30/25.. . . . . . . . . . . . . . . . . . . . . . . . . . 18,465		18,784	APP-12675358.FP.FTS.B, 11.99%, 3/28/26.	10,665	10,816
APP-10561482.FP.FTS.B, 16.99%, 11/03/25.	18,900	18,984	APP-11877668.FP.FTS.B, 16.49%, 3/28/26.	21,451	21,597
APP-10580212.FP.FTS.B, 18.49%, 11/03/25.	13,086	13,275	APP-12777585.FP.FTS.B, 19.49%, 3/29/26.	10,200	10,303
APP-10561236.FP.FTS.B, 15.99%, 11/04/25.	24,879	25,230	APP-13414992.FP.FTS.B, 9.99%, 3/30/26.	25,366	25,694
APP-10571038.FP.FTS.B, 10.99%, 11/07/25.	11,684	11,864	APP-12803304.FP.FTS.B, 18.24%, 3/31/26.	25,915	26,190
APP-10282886.FP.FTS.B, 14.49%, 11/09/25.	38,538	39,102	APP-13645065.FP.FTS.B, 12.84%, 4/01/26.	15,902	16,055
APP-10627143.FP.FTS.B, 16.99%, 11/09/25.	10,200	10,313	APP-12840855.FP.FTS.B, 18.49%, 4/01/26.	16,250	16,315
APP-10777722.FP.FTS.B, 16.49%, 11/15/25.	4,187	4,198	APP-12779873.FP.FTS.B, 9.49%, 4/03/26.	26,054	26,385
APP-10671041.FP.FTS.B, 16.49%, 11/16/25.	17,438	17,649	APP-12886380.FP.FTS.B, 9.99%, 4/03/26.	27,781	28,133

franklintempleton.com	The accompanying notes are an integral part of these financial statements.			Annual Report	49

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
		Principal			Principal
Description		Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Freedom Financial Asset Management LLC (continued)				Freedom Financial Asset Management LLC (continued)
APP-12889924.FP.FTS.B, 18.74%, 4/03/26. $ 21,628			$21,493	APP-14392011.FP.FTS.B, 9.74%, 5/15/26.. $ 46,524		$8,326
APP-12299000.FP.FTS.B, 15.99%, 4/08/26.		9,674	9,664	APP-13682394.FP.FTS.B, 10.59%, 5/15/26.	15,090	15,308
APP-12744909.FP.FTS.B, 10.24%, 4/09/26.		19,469	19,733	APP-14371343.FP.FTS.B, 11.74%, 5/15/26.	44,039	44,627
APP-12762134.FP.FTS.B, 20.49%, 4/09/26.		43,763	43,664	APP-14427608.FP.FTS.B, 11.74%, 5/15/26.	44,064	44,676
APP-12993588.FP.FTS.B, 20.99%, 4/09/26.		3,119	3,111	APP-14581842.FP.FTS.B, 17.99%, 5/15/26.	11,559	11,611
APP-12675383.FP.FTS.B, 12.24%, 4/10/26.		20,438	20,726	APP-14420730.FP.FTS.B, 20.49%, 5/15/26.	9,162	9,255
APP-12679150.FP.FTS.B, 12.99%, 4/10/26.		40,420	41,003	APP-13434799.FP.FTS.B, 21.74%, 5/15/26.	25,581	25,613
APP-12787408.FP.FTS.B, 14.99%, 4/10/26.		17,235	17,460	APP-13443671.FP.FTS.B, 24.99%, 5/15/26.	6,797	6,825
APP-12799632.FP.FTS.B, 15.99%, 4/10/26.		23,979	24,161	APP-14540850.FP.FTS.B, 26.49%, 5/15/26.	8,060	794
APP-12786604.FP.FTS.B, 16.24%, 4/10/26.		27,637	27,722	APP-13200186.FP.FTS.B, 17.49%, 5/19/26.	21,865	22,058
APP-12775377.FP.FTS.B, 17.49%, 4/10/26.		29,293	29,234	APP-13644126.FP.FTS.B, 10.34%, 5/20/26.	18,170	18,455
APP-13675444.FP.FTS.B, 18.99%, 4/10/26.		4,360	4,330	APP-13605261.FP.FTS.B, 13.74%, 5/21/26.	29,675	29,989
APP-12991443.FP.FTS.B, 24.99%, 4/10/26.		8,803	8,776	APP-13546003.FP.FTS.B, 25.99%, 5/22/26.	8,505	8,542
APP-12779696.FP.FTS.B, 10.99%, 4/11/26.		40,965	41,564	APP-13628557.FP.FTS.B, 18.49%, 5/27/26.	16,965	17,107
APP-12795661.FP.FTS.B, 13.99%, 4/11/26.		7,941	8,063	APP-14179201.FP.FTS.B, 12.34%, 6/08/26.	10,959	11,097
APP-12544256.FP.FTS.B, 14.74%, 4/11/26.		30,960	31,145	APP-14264642.FP.FTS.B, 13.49%, 6/10/26.	19,488	19,715
APP-12414665.FP.FTS.B, 17.49%, 4/11/26.		10,068	10,213	APP-14276082.FP.FTS.B, 10.34%, 6/15/26.	22,132	22,464
APP-12792270.FP.FTS.B, 17.99%, 4/11/26.		17,386	17,452	APP-14398590.FP.FTS.B, 10.99%, 6/15/26.	10,556	10,703
APP-13059570.FP.FTS.B, 8.24%, 4/12/26.		13,383	13,562	APP-14372947.FP.FTS.B, 16.49%, 6/15/26.	22,985	23,119
APP-11694989.FP.FTS.B, 9.99%, 4/12/26..		17,674	18,024	APP-14189728.FP.FTS.B, 17.74%, 6/15/26.	45,197	45,452
APP-13048169.FP.FTS.B, 10.24%, 4/12/26.		12,470	12,633	APP-14397947.FP.FTS.B, 26.49%, 6/16/26.	7,073	7,074
APP-13050999.FP.FTS.B, 16.74%, 4/12/26.		27,935	28,087	APP-14306826.FP.FTS.B, 10.34%, 6/17/26.	22,674	23,000
APP-12771099.FP.FTS.B, 17.99%, 4/12/26.		14,178	8,406	APP-14230815.FP.FTS.B, 10.34%, 6/20/26.	22,046	22,406
APP-12880532.FP.FTS.B, 10.24%, 4/15/26.		12,692	12,892	APP-14203522.FP.FTS.B, 17.49%, 6/20/26.	22,304	22,483
APP-12933660.FP.FTS.B, 12.99%, 4/15/26.		17,382	17,611	APP-14531089.FP.FTS.B, 10.99%, 6/22/26.	17,593	17,844
APP-13021207.FP.FTS.B, 13.99%, 4/15/26.		20,932	21,118	APP-14549001.FP.FTS.B, 21.49%, 6/23/26.	24,868	24,965
APP-12874320.FP.FTS.B, 16.49%, 4/15/26.		10,212	10,319	APP-14241416.FP.FTS.B, 12.59%, 6/24/26.	31,114	31,661
APP-12800863.FP.FTS.B, 17.49%, 4/15/26.		13,649	13,697	APP-14578298.FP.FTS.B, 23.24%, 6/24/26.	11,094	11,131
APP-12744377.FP.FTS.B, 20.99%, 4/15/26.		2,831	2,825	APP-14372335.FP.FTS.B, 12.99%, 6/30/26.	21,754	22,093
APP-12886960.FP.FTS.B, 22.49%, 4/15/26.		8,123	8,162	APP-14409335.FP.FTS.B, 18.49%, 7/01/26.	9,159	9,283
APP-12885550.FP.FTS.B, 9.99%, 4/16/26.		15,908	16,135	APP-14491910.FP.FTS.B, 22.49%, 7/04/26.	22,837	22,727
APP-12856249.FP.FTS.B, 12.49%, 4/16/26.		12,535	12,736	APP-14531002.FP.FTS.B, 17.74%, 7/05/26.	27,496	27,660
APP-13068343.FP.FTS.B, 12.74%, 4/16/26.		27,169	27,500	APP-15018518.FP.FTS.B, 11.24%, 7/11/26.	11,076	11,177
APP-13155578.FP.FTS.B, 12.74%, 4/17/26.		22,170	22,469	APP-15020512.FP.FTS.B, 10.24%, 7/15/26.	28,516	28,933
APP-12858657.FP.FTS.B, 12.99%, 4/17/26.		38,075	38,703	APP-13899724.FP.FTS.B, 11.24%, 7/18/26.	14,638	14,856
APP-13115033.FP.FTS.B, 19.49%, 4/17/26.		8,696	8,762	APP-14698479.FP.FTS.B, 10.74%, 7/24/26.	35,632	36,242
APP-12911306.FP.FTS.B, 7.99%, 4/22/26..		33,559	34,090	APP-10179113.FP.FTS.B, 12.49%, 8/15/26.	27,625	28,009
APP-13014947.FP.FTS.B, 14.99%, 4/23/26.		19,469	19,684	APP-10116903.FP.FTS.B, 14.24%, 8/15/26.	19,715	19,977
APP-13018436.FP.FTS.B, 24.99%, 4/24/26.		10,419	10,502	APP-10063830.FP.FTS.B, 15.99%, 8/16/26.	40,415	40,947
APP-12859987.FP.FTS.B, 14.74%, 4/26/26.		25,583	25,881	APP-10194215.FP.FTS.B, 14.24%, 8/17/26.	1,710	1,708
APP-13060307.FP.FTS.B, 16.99%, 4/28/26.		14,674	14,879	APP-10105795.FP.FTS.B, 23.49%, 8/17/26.	18,953	19,044
APP-12949437.FP.FTS.B, 21.99%, 4/30/26.		15,482	15,393	APP-10557980.FP.FTS.B, 19.99%, 9/05/26.	12,342	12,355
APP-13423683.FP.FTS.B, 9.99%, 5/01/26.		23,655	23,965	APP-10060652.FP.FTS.B, 11.99%, 9/12/26.	10,565	10,702
APP-13441795.FP.FTS.B, 12.74%, 5/01/26.		26,466	26,753	APP-10571945.FP.FTS.B, 11.24%, 9/15/26.	39,881	40,397
APP-13396926.FP.FTS.B, 13.74%, 5/01/26.		31,737	31,900	APP-10622378.FP.FTS.B, 13.24%, 9/15/26.	40,138	40,570
APP-13439922.FP.FTS.B, 16.99%, 5/01/26.		14,142	14,262	APP-10173551.FP.FTS.B, 20.99%, 9/20/26.	12,913	13,006
APP-13431847.FP.FTS.B, 24.99%, 5/01/26.		8,953	8,906	APP-10575217.FP.FTS.B, 18.99%, 9/21/26.	45,386	5,013
APP-13385444.FP.FTS.B, 19.49%, 5/02/26.		13,254	13,259	APP-10198193.FP.FTS.B, 15.49%, 9/25/26.	16,668	16,702
APP-14385374.FP.FTS.B, 19.49%, 5/03/26.		9,347	9,362	APP-10135684.FP.FTS.B, 17.49%, 9/28/26.	25,797	26,248
APP-13431225.FP.FTS.B, 16.99%, 5/04/26.		14,764	14,854	APP-10139262.FP.FTS.B, 18.99%, 9/28/26.	16,835	17,085
APP-13429002.FP.FTS.B, 8.24%, 5/10/26.		15,440	15,667	APP-10190160.FP.FTS.B, 18.99%, 9/28/26.	8,797	8,916
APP-14157241.FP.FTS.B, 12.34%, 5/10/26.		12,998	1,401	APP-10148097.FP.FTS.B, 11.24%, 9/29/26.	35,538	36,147
APP-13628390.FP.FTS.B, 19.99%, 5/11/26.		12,544	12,590	APP-10202521.FP.FTS.B, 21.49%, 9/30/26.	12,699	12,652
APP-13649172.FP.FTS.B, 13.49%, 5/12/26.		17,370	17,573	APP-10762836.FP.FTS.B, 15.49%,
APP-13657810.FP.FTS.B, 18.99%, 5/12/26.		22,034	22,038	10/03/26.. . . . . . . . . . . . . . . . . . . . . . . . . . 41,290		41,663
APP-13386894.FP.FTS.B, 7.99%, 5/14/26.		21,450	21,783	APP-10769538.FP.FTS.B, 17.99%,
APP-13441691.FP.FTS.B, 17.99%, 5/14/26.		18,293	18,412	10/09/26.. . . . . . . . . . . . . . . . . . . . . . . . . .	22,868	22,995
APP-13431194.FP.FTS.B, 18.49%, 5/14/26.		19,539	19,601

50	Annual Report	The accompanying notes are an integral part of these financial statements.			franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
Principal				Principal
Description	Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Freedom Financial Asset Management LLC (continued)			Freedom Financial Asset Management LLC (continued)
APP-10767341.FP.FTS.B, 18.99%,			APP-10991025.FP.FTS.B, 19.49%,
10/09/26.. . . . . . . . . . . . . . . . . . . . . . . . . . $	8,722	$8,753	12/05/26.. . . . . . . . . . . . . . . . . . . . . . . . . . $ 11,519		$11,474
APP-11037126.FP.FTS.B, 17.99%, 10/18/26.	8,948	9,017	APP-11761943.FP.FTS.B, 13.99%, 12/07/26.	37,981	38,265
APP-11034210.FP.FTS.B, 22.49%, 10/19/26.	10,817	1,098	APP-10623318.FP.FTS.B, 23.49%,
APP-10515203.FP.FTS.B, 16.99%,			12/09/26.. . . . . . . . . . . . . . . . . . . . . . . . . . 19,971		19,873
10/21/26.. . . . . . . . . . . . . . . . . . . . . . . . . . 14,813		14,998	APP-10885683.FP.FTS.B, 18.99%,
APP-10412146.FP.FTS.B, 20.49%,			12/13/26.. . . . . . . . . . . . . . . . . . . . . . . . . . 15,434		15,480
10/21/26.. . . . . . . . . . . . . . . . . . . . . . . . . . 20,855		21,072	APP-10997848.FP.FTS.B, 20.49%,
APP-10610237.FP.FTS.B, 11.99%, 10/25/26.	11,228	11,388	12/13/26.. . . . . . . . . . . . . . . . . . . . . . . . . . 17,395		17,352
APP-10188481.FP.FTS.B, 20.49%,			APP-11035966.FP.FTS.B, 21.99%, 12/13/26.	7,068	7,074
10/25/26.. . . . . . . . . . . . . . . . . . . . . . . . . . 20,831		4,416	APP-11013908.FP.FTS.B, 22.49%, 12/13/26.	8,558	790
APP-10083650.FP.FTS.B, 12.49%,			APP-10916888.FP.FTS.B, 11.99%, 12/14/26.	13,285	13,480
10/26/26.. . . . . . . . . . . . . . . . . . . . . . . . . . 32,176		32,643	APP-11025771.FP.FTS.B, 11.99%, 12/14/26.	21,306	21,619
APP-10583794.FP.FTS.B, 17.49%,			APP-10839290.FP.FTS.B, 16.99%,
10/28/26.. . . . . . . . . . . . . . . . . . . . . . . . . . 12,429		12,587	12/14/26.. . . . . . . . . . . . . . . . . . . . . . . . . . 16,249		5,150
APP-10482503.FP.FTS.B, 17.99%,			APP-10969694.FP.FTS.B, 19.49%,
10/28/26.. . . . . . . . . . . . . . . . . . . . . . . . . .	6,753	6,810	12/14/26.. . . . . . . . . . . . . . . . . . . . . . . . . . 18,897		18,493
APP-11040439.FP.FTS.B, 25.49%, 10/28/26.	8,612	8,667	APP-11007128.FP.FTS.B, 22.99%, 12/14/26.	15,520	1,859
APP-10607213.FP.FTS.B, 16.49%,			APP-11033966.FP.FTS.B, 22.99%, 12/14/26.	13,171	13,111
10/29/26.. . . . . . . . . . . . . . . . . . . . . . . . . . 12,901		13,078	APP-11743320.FP.FTS.B, 13.24%, 12/17/26.	17,818	18,022
APP-11029842.FP.FTS.B, 11.99%, 10/30/26.	25,739	26,124	APP-11605894.FP.FTS.B, 11.24%, 12/21/26.	14,326	14,518
APP-11019733.FP.FTS.B, 13.24%, 10/30/26.	41,528	42,022	APP-11737338.FP.FTS.B, 13.24%, 12/22/26.	26,177	26,508
APP-11029798.FP.FTS.B, 17.49%, 10/30/26.	17,005	17,223	APP-11755185.FP.FTS.B, 10.99%, 12/23/26.	25,235	25,593
APP-11036737.FP.FTS.B, 18.99%, 10/30/26.	8,615	8,610	APP-11751486.FP.FTS.B, 11.24%, 12/23/26.	15,991	16,217
APP-10547265.FP.FTS.B, 22.49%,			APP-09447197.FP.FTS.B, 13.49%,
10/31/26.. . . . . . . . . . . . . . . . . . . . . . . . . . 25,863		26,162	12/23/26.. . . . . . . . . . . . . . . . . . . . . . . . . . 12,909		13,081
APP-10567055.FP.FTS.B, 13.24%, 11/01/26.	41,300	41,874	APP-11662515.FP.FTS.B, 14.24%, 12/23/26.	12,110	12,274
APP-10597275.FP.FTS.B, 14.49%, 11/01/26.	9,118	9,218	APP-09645128.FP.FTS.B, 15.49%,
APP-10582415.FP.FTS.B, 13.24%, 11/02/26.	41,321	41,893	12/23/26.. . . . . . . . . . . . . . . . . . . . . . . . . . 43,451		44,006
APP-10561574.FP.FTS.B, 14.74%, 11/02/26.	23,066	23,363	APP-11609592.FP.FTS.B, 14.74%, 12/24/26.	34,069	34,489
APP-10569042.FP.FTS.B, 19.99%, 11/03/26.	12,991	12,932	APP-11788646.FP.FTS.B, 15.24%, 12/29/26.	32,675	33,017
APP-10539195.FP.FTS.B, 11.99%, 11/04/26.	12,328	12,502	APP-11822223.FP.FTS.B, 10.99%, 12/30/26.	18,525	18,796
APP-10590862.FP.FTS.B, 11.99%, 11/05/26.	15,857	16,063	APP-11806677.FP.FTS.B, 11.74%, 12/30/26.	36,191	36,722
APP-10599539.FP.FTS.B, 13.24%, 11/05/26.	38,370	38,872	APP-11815677.FP.FTS.B, 13.74%, 12/30/26.	23,244	23,592
APP-10551512.FP.FTS.B, 17.99%, 11/05/26.	18,712	18,800	APP-11820229.FP.FTS.B, 17.49%, 12/30/26.	12,736	12,712
APP-10552003.FP.FTS.B, 20.49%, 11/05/26.	17,332	17,277	APP-11800117.FP.FTS.B, 19.99%, 12/30/26.	12,366	12,429
APP-10453183.FP.FTS.B, 17.49%, 11/07/26.	33,737	34,122	APP-11810505.FP.FTS.B, 21.24%, 12/30/26.	22,151	22,226
APP-10551248.FP.FTS.B, 16.99%, 11/08/26.	19,496	19,726	APP-11804177.FP.FTS.B, 21.99%, 12/30/26.	27,146	27,284
APP-10623552.FP.FTS.B, 18.99%, 11/09/26.	21,267	21,333	APP-12216140.FP.FTS.B, 11.74%, 1/25/27.	42,830	43,431
APP-10770659.FP.FTS.B, 21.49%, 11/10/26.	18,571	18,567	APP-11753872.FP.FTS.B, 13.24%, 1/25/27.	19,544	19,808
APP-10781246.FP.FTS.B, 14.24%, 11/15/26.	13,305	13,477	APP-12235988.FP.FTS.B, 18.24%, 1/25/27.	31,608	31,772
APP-10773777.FP.FTS.B, 16.99%, 11/15/26.	16,750	16,945	APP-12234684.FP.FTS.B, 16.74%, 1/26/27.	43,606	44,151
APP-10776520.FP.FTS.B, 20.49%, 11/15/26.	21,451	21,528	APP-12251446.FP.FTS.B, 13.74%, 1/27/27.	4,657	4,676
APP-10692390.FP.FTS.B, 16.49%, 11/16/26.	12,608	12,793	APP-12242133.FP.FTS.B, 22.99%, 1/27/27.	13,598	13,580
APP-10787763.FP.FTS.B, 21.99%, 11/16/26.	19,803	19,762	APP-11654600.FP.FTS.B, 10.49%, 1/28/27.	33,647	34,153
APP-10783279.FP.FTS.B, 14.99%, 11/17/26.	550	549	APP-11752574.FP.FTS.B, 18.24%, 1/28/27.	43,406	43,670
APP-10681978.FP.FTS.B, 23.49%, 11/19/26.	43,520	43,484	APP-12243752.FP.FTS.B, 19.99%, 1/28/27.	15,424	15,493
APP-10780121.FP.FTS.B, 11.99%, 11/21/26.	15,876	16,117	APP-11704828.FP.FTS.B, 17.49%, 1/31/27.	10,505	10,598
APP-10779675.FP.FTS.B, 21.49%, 11/21/26.	14,506	14,551	APP-11687955.FP.FTS.B, 12.49%, 2/01/27.	34,524	34,977
APP-10684831.FP.FTS.B, 11.99%, 11/22/26.	12,967	13,170	APP-11716631.FP.FTS.B, 15.49%, 2/02/27.	40,435	20,556
APP-10756900.FP.FTS.B, 16.99%, 11/22/26.	16,829	16,967	APP-11762185.FP.FTS.B, 18.99%, 2/02/27.	13,269	13,236
APP-10770156.FP.FTS.B, 16.99%, 11/22/26.	15,146	15,368	APP-11799569.FP.FTS.B, 19.99%, 2/02/27.	9,590	9,557
APP-10760354.FP.FTS.B, 11.99%, 11/23/26.	16,422	16,683	APP-11730595.FP.FTS.B, 11.99%, 2/04/27.	22,501	22,803
APP-10508033.FP.FTS.B, 17.49%, 11/23/26.	26,158	26,557	APP-11678946.FP.FTS.B, 14.49%, 2/04/27.	13,939	14,083
APP-10780937.FP.FTS.B, 16.49%, 11/24/26.	6,640	6,750	APP-11689702.FP.FTS.B, 10.49%, 2/05/27.	33,497	33,941
APP-10683512.FP.FTS.B, 22.99%, 11/25/26.	36,959	36,895	APP-11748155.FP.FTS.B, 14.24%, 2/05/27.	30,307	30,630
APP-11035733.FP.FTS.B, 17.49%, 12/02/26.	26,013	26,208	APP-11693799.FP.FTS.B, 16.99%, 2/05/27.	13,222	13,205
			APP-11737819.FP.FTS.B, 17.49%, 2/05/27.	18,523	18,444

franklintempleton.com	The accompanying notes are an integral part of these financial statements.			Annual Report	51

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
		Principal			Principal
Description		Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Freedom Financial Asset Management LLC (continued)				Freedom Financial Asset Management LLC (continued)
APP-11750215.FP.FTS.B, 18.24%, 2/05/27. $ 30,815			$30,789	APP-12132131.FP.FTS.B, 19.49%, 3/13/27. $ 19,023		$19,015
APP-11693943.FP.FTS.B, 10.99%, 2/06/27.		31,737	32,174	APP-13060467.FP.FTS.B, 11.74%, 3/15/27.	44,218	44,779
APP-11673308.FP.FTS.B, 17.49%, 2/06/27.		32,076	3,465	APP-13155858.FP.FTS.B, 10.99%, 3/16/27.	19,315	19,562
APP-11771449.FP.FTS.B, 9.74%, 2/10/27..		42,701	43,287	APP-13442368.FP.FTS.B, 11.49%, 3/16/27.	14,778	14,921
APP-11799619.FP.FTS.B, 17.99%, 2/11/27.		20,142	20,031	APP-13061057.FP.FTS.B, 13.49%, 3/16/27.	15,020	15,192
APP-11806403.FP.FTS.B, 19.99%, 2/11/27.		18,687	18,591	APP-13093148.FP.FTS.B, 19.74%, 3/16/27.	36,042	35,890
APP-11443313.FP.FTS.B, 9.99%, 2/12/27..		22,043	22,358	APP-13253640.FP.FTS.B, 11.24%, 3/20/27.	14,080	14,245
APP-11694094.FP.FTS.B, 11.24%, 2/12/27.		12,263	12,458	APP-13438480.FP.FTS.B, 15.49%, 3/21/27.	12,909	12,963
APP-11796213.FP.FTS.B, 11.24%, 2/12/27.		30,018	30,416	APP-13416800.FP.FTS.B, 16.24%, 3/22/27.	31,553	31,846
APP-11801268.FP.FTS.B, 11.24%, 2/12/27.		21,502	21,787	APP-13323349.FP.FTS.B, 16.49%, 3/25/27.	13,024	13,161
APP-11816991.FP.FTS.B, 16.24%, 2/12/27.		26,333	26,666	APP-13430153.FP.FTS.B, 20.49%, 3/25/27.	17,415	17,415
APP-11799428.FP.FTS.B, 19.99%, 2/12/27.		24,796	24,781	APP-13207096.FP.FTS.B, 19.49%, 3/26/27.	16,234	16,231
APP-11813343.FP.FTS.B, 11.74%, 2/13/27.		43,113	43,765	APP-13345325.FP.FTS.B, 19.99%, 3/26/27.	25,899	25,843
APP-11804818.FP.FTS.B, 14.99%, 2/13/27.		17,478	17,545	APP-12758882.FP.FTS.B, 13.24%, 3/27/27.	27,897	3,147
APP-11790590.FP.FTS.B, 17.74%, 2/13/27.		26,480	26,461	APP-12782877.FP.FTS.B, 8.49%, 3/28/27.	25,734	26,092
APP-11814239.FP.FTS.B, 17.74%, 2/13/27.		34,458	34,303	APP-12799003.FP.FTS.B, 10.99%, 3/28/27.	17,370	17,607
APP-12801776.FP.FTS.B, 18.49%, 2/15/27.		22,573	22,528	APP-12544474.FP.FTS.B, 14.24%, 3/28/27.	32,237	32,604
APP-12796607.FP.FTS.B, 17.74%, 2/16/27.		29,014	28,873	APP-12778979.FP.FTS.B, 16.24%, 3/28/27.	26,500	26,643
APP-12770843.FP.FTS.B, 18.24%, 2/17/27.		35,295	35,266	APP-12781429.FP.FTS.B, 17.74%, 3/28/27.	31,822	31,936
APP-12797866.FP.FTS.B, 19.99%, 2/17/27.		12,405	12,337	APP-12771953.FP.FTS.B, 18.49%, 3/28/27.	18,231	18,321
APP-12779435.FP.FTS.B, 10.49%, 2/18/27.		26,994	27,289	APP-13375770.FP.FTS.B, 19.24%, 3/28/27.	19,428	19,438
APP-12543838.FP.FTS.B, 15.49%, 2/18/27.		25,746	25,896	APP-13370208.FP.FTS.B, 19.74%, 3/28/27.	27,111	27,164
APP-12799283.FP.FTS.B, 18.99%, 2/18/27.		23,440	23,507	APP-12776325.FP.FTS.B, 19.99%, 3/28/27.	22,330	22,353
APP-12784633.FP.FTS.B, 22.99%, 2/21/27.		15,965	15,830	APP-12675415.FP.FTS.B, 20.24%, 3/28/27.	38,121	38,205
APP-12677509.FP.FTS.B, 8.49%, 2/22/27.		27,138	27,482	APP-12758093.FP.FTS.B, 8.99%, 3/29/27.	17,268	17,513
APP-12595724.FP.FTS.B, 25.49%, 2/22/27.		6,891	6,844	APP-12767372.FP.FTS.B, 10.99%, 3/29/27.	17,777	18,024
APP-12686049.FP.FTS.B, 19.99%, 2/23/27.		13,759	13,741	APP-12779388.FP.FTS.B, 10.99%, 3/29/27.	34,752	35,237
APP-12792566.FP.FTS.B, 16.49%, 2/25/27.		13,572	13,707	APP-12791753.FP.FTS.B, 10.99%, 3/29/27.	23,797	24,128
APP-12793802.FP.FTS.B, 16.74%, 2/25/27.		36,598	36,804	APP-12784176.FP.FTS.B, 11.24%, 3/29/27.	30,961	31,356
APP-12769457.FP.FTS.B, 17.99%, 2/25/27.		17,727	17,725	APP-12798277.FP.FTS.B, 13.24%, 3/29/27.	20,007	20,256
APP-12709469.FP.FTS.B, 19.99%, 2/25/27.		14,137	3,022	APP-12795625.FP.FTS.B, 13.49%, 3/29/27.	17,347	17,572
APP-12883181.FP.FTS.B, 8.99%, 2/28/27.		30,281	30,628	APP-12674361.FP.FTS.B, 15.24%, 3/29/27.	33,556	33,798
APP-12819064.FP.FTS.B, 10.99%, 2/28/27.		35,281	35,681	APP-12732901.FP.FTS.B, 16.49%, 3/29/27.	25,815	2,769
APP-12226459.FP.FTS.B, 19.99%, 2/28/27.		18,339	4,057	APP-12802958.FP.FTS.B, 16.49%, 3/29/27.	22,024	22,147
APP-12793590.FP.FTS.B, 19.99%, 2/28/27.		19,710	19,744	APP-13402497.FP.FTS.B, 16.49%, 3/29/27.	17,938	18,055
APP-13022008.FP.FTS.B, 10.99%, 3/01/27.		33,441	33,785	APP-12281515.FP.FTS.B, 17.49%, 3/29/27.	13,576	13,668
APP-12800786.FP.FTS.B, 11.24%, 3/01/27.		18,196	18,401	APP-12802206.FP.FTS.B, 17.74%, 3/29/27.	45,074	45,306
APP-13018059.FP.FTS.B, 12.99%, 3/01/27.		10,585	10,675	APP-13389764.FP.FTS.B, 17.74%, 3/29/27.	26,987	27,118
APP-12814994.FP.FTS.B, 13.74%, 3/01/27.		8,896	8,997	APP-12794031.FP.FTS.B, 18.99%, 3/29/27.	15,092	15,150
APP-12846368.FP.FTS.B, 19.99%, 3/01/27.		18,175	17,959	APP-12801049.FP.FTS.B, 18.99%, 3/29/27.	9,634	9,698
APP-12932776.FP.FTS.B, 16.49%, 3/02/27.		11,463	11,509	APP-12585741.FP.FTS.B, 19.99%, 3/29/27.	11,058	11,056
APP-12869957.FP.FTS.B, 25.49%, 3/02/27.		9,381	3,200	APP-12785988.FP.FTS.B, 19.99%, 3/29/27.	24,391	2,822
APP-12859823.FP.FTS.B, 17.99%, 3/03/27.		9,013	9,081	APP-13251661.FP.FTS.B, 20.24%, 3/29/27.	24,452	24,488
APP-12243437.FP.FTS.B, 11.24%, 3/04/27.		27,901	28,217	APP-12795571.FP.FTS.B, 22.49%, 3/29/27.	32,404	32,407
APP-13044112.FP.FTS.B, 9.74%, 3/05/27..		43,801	44,251	APP-12798313.FP.FTS.B, 22.49%, 3/29/27.	34,325	22,124
APP-12244716.FP.FTS.B, 19.99%, 3/05/27.		22,271	22,086	APP-13009028.FP.FTS.B, 10.99%, 3/30/27.	21,793	22,049
APP-12116704.FP.FTS.B, 11.74%, 3/06/27.		39,514	40,051	APP-12577391.FP.FTS.B, 11.74%, 3/30/27.	44,248	44,870
APP-12234254.FP.FTS.B, 11.24%, 3/10/27.		13,570	13,769	APP-13055453.FP.FTS.B, 13.24%, 3/30/27.	31,560	31,883
APP-12228505.FP.FTS.B, 17.99%, 3/10/27.		20,337	20,283	APP-13421220.FP.FTS.B, 14.49%, 3/30/27.	19,024	19,176
APP-12213150.FP.FTS.B, 18.49%, 3/10/27.		10,984	10,987	APP-13403231.FP.FTS.B, 16.74%, 3/30/27.	28,717	28,951
APP-12231685.FP.FTS.B, 19.74%, 3/10/27.		36,775	21,786	APP-13418445.FP.FTS.B, 17.74%, 3/30/27.	46,937	46,931
APP-12243221.FP.FTS.B, 8.49%, 3/11/27..		25,940	26,304	APP-13416410.FP.FTS.B, 18.49%, 3/30/27.	10,964	10,915
APP-12233502.FP.FTS.B, 16.49%, 3/11/27.		22,346	22,634	APP-13413205.FP.FTS.B, 22.99%, 3/30/27.	12,514	12,503
APP-12232207.FP.FTS.B, 18.99%, 3/11/27.		15,648	15,671	APP-13405408.FP.FTS.B, 23.24%, 3/30/27.	18,843	18,546
APP-12249171.FP.FTS.B, 13.49%, 3/12/27.		15,975	16,232	APP-12674154.FP.FTS.B, 14.99%, 3/31/27.	17,316	17,440
APP-12250129.FP.FTS.B, 17.74%, 3/12/27.		27,963	27,916	APP-13630932.FP.FTS.B, 11.84%, 4/01/27.	14,123	14,240
APP-12042791.FP.FTS.B, 18.74%, 3/12/27.		45,427	45,493	APP-12638350.FP.FTS.B, 13.24%, 4/01/27.	22,236	22,449
APP-12139430.FP.FTS.B, 17.49%, 3/13/27.		1,858	1,845	APP-12674905.FP.FTS.B, 13.24%, 4/01/27.	35,087	35,433

52	Annual Report	The accompanying notes are an integral part of these financial statements.			franklintempleton.com

Franklin Limited Duration Income Trust
(continued)
	Principal
Description	Amount	Value
Marketplace Loans (continued)
Freedom Financial Asset Management LLC (continued)
APP-12840175.FP.FTS.B, 15.49%, 4/01/27. $ 10,705		$10,691
APP-12761107.FP.FTS.B, 16.49%, 4/01/27.	21,088	20,969
APP-12542914.FP.FTS.B, 20.49%, 4/01/27.	12,184	11,972
APP-12674748.FP.FTS.B, 13.99%, 4/02/27.	44,590	45,013
APP-12787387.FP.FTS.B, 16.49%, 4/02/27.	13,158	13,251
APP-12882995.FP.FTS.B, 10.99%, 4/03/27.	35,317	35,724
APP-12867499.FP.FTS.B, 13.74%, 4/03/27.	8,904	9,006
APP-12872712.FP.FTS.B, 16.49%, 4/03/27.	13,288	13,389
APP-12887758.FP.FTS.B, 16.49%, 4/03/27.	19,745	19,897
APP-12890485.FP.FTS.B, 18.99%, 4/03/27.	13,285	13,227
APP-12883177.FP.FTS.B, 21.99%, 4/03/27.	7,743	4,552
APP-12862659.FP.FTS.B, 23.24%, 4/03/27.	18,273	17,992
APP-12880695.FP.FTS.B, 25.49%, 4/03/27.	9,521	3,294
APP-12889429.FP.FTS.B, 18.99%, 4/04/27.	14,897	8,549
APP-12857742.FP.FTS.B, 18.74%, 4/05/27.	45,020	44,912
APP-12784441.FP.FTS.B, 20.49%, 4/05/27.	23,959	23,673
APP-12811031.FP.FTS.B, 20.99%, 4/05/27.	17,453	17,360
APP-13538222.FP.FTS.B, 11.34%, 4/06/27.	31,330	31,671
APP-12802041.FP.FTS.B, 13.99%, 4/06/27.	44,608	45,097
APP-13477116.FP.FTS.B, 22.99%, 4/06/27.	10,896	6,671
APP-13673131.FP.FTS.B, 11.34%, 4/07/27.	18,174	18,377
APP-11924087.FP.FTS.B, 13.49%, 4/07/27.	15,788	15,966
APP-12757809.FP.FTS.B, 14.49%, 4/07/27.	12,671	12,786
APP-12801750.FP.FTS.B, 18.99%, 4/07/27.	5,947	5,905
APP-12984273.FP.FTS.B, 8.99%, 4/08/27.	35,218	35,752
APP-12804826.FP.FTS.B, 19.99%, 4/08/27.	6,834	6,816
APP-12700449.FP.FTS.B, 24.99%, 4/09/27.	46,796	46,219
APP-12736035.FP.FTS.B, 8.99%, 4/10/27.	23,135	23,441
APP-12875152.FP.FTS.B, 8.99%, 4/10/27.	35,115	35,548
APP-12758120.FP.FTS.B, 10.99%, 4/10/27.	23,233	23,518
APP-13018537.FP.FTS.B, 10.99%, 4/10/27.	22,073	22,344
APP-12679617.FP.FTS.B, 11.24%, 4/10/27.	35,614	36,079
APP-12795960.FP.FTS.B, 13.24%, 4/10/27.	22,325	22,600
APP-12905263.FP.FTS.B, 14.49%, 4/10/27.	18,347	5,203
APP-12413477.FP.FTS.B, 15.49%, 4/10/27.	10,796	10,802
APP-12637418.FP.FTS.B, 16.49%, 4/10/27.	21,661	21,889
APP-12639393.FP.FTS.B, 16.49%, 4/10/27.	22,564	22,801
APP-12933534.FP.FTS.B, 16.99%, 4/10/27.	17,818	17,976
APP-12986414.FP.FTS.B, 17.74%, 4/10/27.	36,824	36,652
APP-12796424.FP.FTS.B, 17.99%, 4/10/27.	13,602	13,478
APP-12976491.FP.FTS.B, 17.99%, 4/10/27.	20,797	20,764
APP-13016825.FP.FTS.B, 17.99%, 4/10/27.	23,343	23,158
APP-13018575.FP.FTS.B, 18.74%, 4/10/27.	45,156	45,078
APP-12780154.FP.FTS.B, 19.99%, 4/10/27.	13,975	4,542
APP-12770485.FP.FTS.B, 20.49%, 4/10/27.	14,620	14,490
APP-13020600.FP.FTS.B, 21.49%, 4/10/27.	13,646	13,509
APP-12794558.FP.FTS.B, 22.49%, 4/10/27.	10,007	2,130
APP-12804212.FP.FTS.B, 22.49%, 4/10/27.	10,964	10,823
APP-12723310.FP.FTS.B, 22.99%, 4/10/27.	14,727	14,547
APP-12971734.FP.FTS.B, 25.49%, 4/10/27.	10,006	9,888
APP-13009797.FP.FTS.B, 25.49%, 4/10/27.	10,564	10,441
APP-12709781.FP.FTS.B, 8.99%, 4/11/27..	21,125	21,408
APP-12801468.FP.FTS.B, 11.24%, 4/11/27.	12,270	12,439
APP-13662283.FP.FTS.B, 11.59%, 4/11/27.	15,951	16,133
APP-12735907.FP.FTS.B, 11.74%, 4/11/27.	44,441	45,060
APP-12731627.FP.FTS.B, 13.24%, 4/11/27.	22,568	22,853
APP-12119588.FP.FTS.B, 13.74%, 4/11/27.	10,495	10,645
APP-12782592.FP.FTS.B, 16.24%, 4/11/27.	28,875	29,189
FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
	Principal
Description	Amount	Value
Freedom Financial Asset Management LLC (continued)
APP-12663567.FP.FTS.B, 16.49%, 4/11/27. $ 25,286		$25,562
APP-12795067.FP.FTS.B, 16.74%, 4/11/27.	33,894	34,035
APP-09096529.FP.FTS.B, 10.49%, 4/12/27.	26,792	27,166
APP-12870868.FP.FTS.B, 13.24%, 4/12/27.	27,219	27,573
APP-11872577.FP.FTS.B, 13.99%, 4/12/27.	39,431	39,949
APP-12780320.FP.FTS.B, 14.99%, 4/12/27.	16,417	16,603
APP-12794611.FP.FTS.B, 16.49%, 4/12/27.	24,035	24,308
APP-12674210.FP.FTS.B, 18.99%, 4/12/27.	14,106	14,099
APP-12789860.FP.FTS.B, 19.74%, 4/12/27.	38,728	22,914
APP-12675250.FP.FTS.B, 19.99%, 4/12/27.	23,436	23,383
APP-12792096.FP.FTS.B, 19.99%, 4/12/27.	18,730	18,584
APP-12793996.FP.FTS.B, 19.99%, 4/12/27.	28,792	28,573
APP-12543186.FP.FTS.B, 21.49%, 4/12/27.	13,076	12,950
APP-12674073.FP.FTS.B, 17.49%, 4/13/27.	26,972	27,033
APP-12119732.FP.FTS.B, 22.49%, 4/13/27.	9,814	9,819
APP-12819793.FP.FTS.B, 11.24%, 4/14/27.	12,422	12,605
APP-12933712.FP.FTS.B, 16.99%, 4/14/27.	15,816	15,821
APP-12634752.FP.FTS.B, 8.49%, 4/15/27.	26,313	26,668
APP-12601811.FP.FTS.B, 10.49%, 4/15/27.	26,976	27,331
APP-12847750.FP.FTS.B, 10.49%, 4/15/27.	26,419	26,813
APP-12840779.FP.FTS.B, 10.99%, 4/15/27.	35,605	36,141
APP-12880291.FP.FTS.B, 10.99%, 4/15/27.	23,958	24,316
APP-12884053.FP.FTS.B, 10.99%, 4/15/27.	22,208	22,541
APP-12886061.FP.FTS.B, 10.99%, 4/15/27.	22,171	22,502
APP-12890839.FP.FTS.B, 12.99%, 4/15/27.	10,716	10,867
APP-13049903.FP.FTS.B, 13.49%, 4/15/27.	14,109	1,509
APP-12889697.FP.FTS.B, 14.49%, 4/15/27.	20,824	21,082
APP-12838144.FP.FTS.B, 14.74%, 4/15/27.	27,400	27,494
APP-12879648.FP.FTS.B, 14.99%, 4/15/27.	7,375	7,395
APP-12872440.FP.FTS.B, 16.49%, 4/15/27.	10,843	10,860
APP-12851953.FP.FTS.B, 16.74%, 4/15/27.	41,298	41,841
APP-12861897.FP.FTS.B, 16.99%, 4/15/27.	13,756	13,778
APP-13062300.FP.FTS.B, 17.49%, 4/15/27.	14,415	14,429
APP-12885686.FP.FTS.B, 17.99%, 4/15/27.	10,059	10,194
APP-12863760.FP.FTS.B, 18.49%, 4/15/27.	12,664	12,689
APP-12674259.FP.FTS.B, 19.99%, 4/15/27.	9,131	9,119
APP-13008146.FP.FTS.B, 19.99%, 4/15/27.	13,398	13,376
APP-12967750.FP.FTS.B, 21.24%, 4/15/27.	22,976	22,806
APP-12867908.FP.FTS.B, 23.24%, 4/15/27.	25,699	2,836
APP-12780020.FP.FTS.B, 8.99%, 4/16/27.	28,965	29,337
APP-12801088.FP.FTS.B, 10.99%, 4/16/27.	23,598	23,957
APP-12831439.FP.FTS.B, 10.99%, 4/16/27.	31,050	31,523
APP-13011697.FP.FTS.B, 10.99%, 4/16/27.	11,272	11,402
APP-12540590.FP.FTS.B, 14.49%, 4/16/27.	26,770	27,111
APP-12845270.FP.FTS.B, 17.74%, 4/16/27.	36,203	36,377
APP-12863914.FP.FTS.B, 19.49%, 4/16/27.	15,883	15,790
APP-12779738.FP.FTS.B, 19.74%, 4/16/27.	37,600	8,024
APP-11924095.FP.FTS.B, 19.99%, 4/16/27.	22,857	22,858
APP-12774545.FP.FTS.B, 20.49%, 4/16/27.	17,360	17,297
APP-12848627.FP.FTS.B, 21.99%, 4/16/27.	9,683	9,688
APP-13157103.FP.FTS.B, 9.24%, 4/17/27.	13,170	13,343
APP-13103498.FP.FTS.B, 10.99%, 4/17/27.	24,495	24,849
APP-12889290.FP.FTS.B, 11.24%, 4/17/27.	6,943	6,981
APP-12779666.FP.FTS.B, 11.49%, 4/17/27.	15,942	16,143
APP-13061423.FP.FTS.B, 13.24%, 4/17/27.	20,476	20,717
APP-12883157.FP.FTS.B, 13.74%, 4/17/27.	9,858	10,020
APP-13151613.FP.FTS.B, 14.99%, 4/17/27.	18,812	18,869
APP-13153548.FP.FTS.B, 16.24%, 4/17/27.	35,875	36,238
franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	53

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
		Principal			Principal
Description		Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Freedom Financial Asset Management LLC (continued)				Freedom Financial Asset Management LLC (continued)
APP-12800972.FP.FTS.B, 17.49%, 4/17/27. $ 21,165			$21,340	APP-13431253.FP.FTS.B, 16.49%, 5/01/27. $ 20,380		$20,547
APP-12861690.FP.FTS.B, 17.74%, 4/17/27.		35,008	35,004	APP-13162907.FP.FTS.B, 16.74%, 5/01/27.	32,155	32,300
APP-13156398.FP.FTS.B, 17.74%, 4/17/27.		45,033	45,161	APP-13408703.FP.FTS.B, 16.99%, 5/01/27.	13,129	13,076
APP-12800643.FP.FTS.B, 19.74%, 4/17/27.		37,024	37,045	APP-13430747.FP.FTS.B, 17.49%, 5/01/27.	14,411	14,386
APP-13158258.FP.FTS.B, 19.99%, 4/17/27.		11,553	11,500	APP-13154672.FP.FTS.B, 18.49%, 5/01/27.	19,508	19,471
APP-12931503.FP.FTS.B, 13.24%, 4/18/27.		22,306	22,611	APP-13422992.FP.FTS.B, 18.99%, 5/01/27.	26,547	26,433
APP-13016462.FP.FTS.B, 20.49%, 4/18/27.		15,968	15,916	APP-13060525.FP.FTS.B, 19.49%, 5/01/27.	16,047	15,949
APP-13061405.FP.FTS.B, 22.24%, 4/18/27.		24,820	24,618	APP-13442546.FP.FTS.B, 19.74%, 5/01/27.	34,848	34,586
APP-13058395.FP.FTS.B, 21.24%, 4/19/27.		18,677	18,558	APP-13430284.FP.FTS.B, 19.99%, 5/01/27.	11,011	10,881
APP-13141094.FP.FTS.B, 10.99%, 4/20/27.		35,356	35,848	APP-13430327.FP.FTS.B, 19.99%, 5/01/27.	9,177	9,137
APP-13083128.FP.FTS.B, 11.24%, 4/20/27.		19,453	19,702	APP-13441350.FP.FTS.B, 19.99%, 5/01/27.	9,176	9,136
APP-13002914.FP.FTS.B, 18.99%, 4/20/27.		15,708	15,767	APP-13404981.FP.FTS.B, 21.99%, 5/01/27.	9,305	9,295
APP-12974063.FP.FTS.B, 19.99%, 4/20/27.		23,631	23,580	APP-13420080.FP.FTS.B, 21.99%, 5/01/27.	31,066	30,630
APP-13009743.FP.FTS.B, 10.99%, 4/22/27.		18,622	18,915	APP-13410577.FP.FTS.B, 22.99%, 5/01/27.	13,489	13,279
APP-12972758.FP.FTS.B, 11.24%, 4/22/27.		21,334	21,620	APP-13440761.FP.FTS.B, 22.99%, 5/01/27.	46,445	45,906
APP-12674727.FP.FTS.B, 13.24%, 4/22/27.		29,583	30,030	APP-14247820.FP.FTS.B, 11.34%, 5/02/27.	22,699	22,932
APP-13149908.FP.FTS.B, 17.99%, 4/22/27.		22,600	22,630	APP-13073067.FP.FTS.B, 20.49%, 5/02/27.	9,561	9,448
APP-12969962.FP.FTS.B, 21.99%, 4/22/27.		9,114	9,135	APP-13342784.FP.FTS.B, 21.99%, 5/02/27.	10,608	10,528
APP-13017812.FP.FTS.B, 16.49%, 4/23/27.		10,117	10,147	APP-14384473.FP.FTS.B, 19.99%, 5/03/27.	10,628	3,359
APP-13020128.FP.FTS.B, 16.74%, 4/23/27.		40,445	40,636	APP-14265376.FP.FTS.B, 20.49%, 5/03/27.	14,510	14,386
APP-12910819.FP.FTS.B, 17.99%, 4/23/27.		6,802	6,904	APP-13308191.FP.FTS.B, 16.99%, 5/04/27.	17,606	17,572
APP-13018067.FP.FTS.B, 18.99%, 4/23/27.		17,316	17,409	APP-13389512.FP.FTS.B, 13.24%, 5/05/27.	18,966	19,182
APP-13010437.FP.FTS.B, 19.74%, 4/23/27.		29,234	29,221	APP-13430896.FP.FTS.B, 19.99%, 5/05/27.	7,264	4,164
APP-12548143.FP.FTS.B, 19.99%, 4/23/27.		25,508	25,586	APP-12270573.FP.FTS.B, 10.99%, 5/06/27.	33,234	33,669
APP-12997870.FP.FTS.B, 19.99%, 4/23/27.		22,198	22,265	APP-13301897.FP.FTS.B, 16.49%, 5/06/27.	11,740	11,712
APP-13016033.FP.FTS.B, 20.24%, 4/23/27.		46,929	47,151	APP-13406162.FP.FTS.B, 21.49%, 5/06/27.	17,545	1,694
APP-12977040.FP.FTS.B, 20.49%, 4/23/27.		16,284	16,286	APP-13301831.FP.FTS.B, 15.74%, 5/08/27.	41,676	41,912
APP-13166600.FP.FTS.B, 21.49%, 4/23/27.		13,202	13,169	APP-13311434.FP.FTS.B, 16.49%, 5/08/27.	13,232	13,363
APP-13028479.FP.FTS.B, 21.74%, 4/23/27.		23,898	23,851	APP-13193722.FP.FTS.B, 11.24%, 5/09/27.	20,697	20,955
APP-12910945.FP.FTS.B, 21.99%, 4/23/27.		28,348	28,304	APP-13598758.FP.FTS.B, 18.49%, 5/09/27.	9,121	9,192
APP-12944703.FP.FTS.B, 22.49%, 4/23/27.		10,297	10,303	APP-13641523.FP.FTS.B, 13.59%, 5/10/27.	22,545	22,784
APP-12725825.FP.FTS.B, 18.49%, 4/24/27.		26,477	5,820	APP-12932857.FP.FTS.B, 18.99%, 5/10/27.	8,977	9,000
APP-12981044.FP.FTS.B, 18.99%, 4/24/27.		9,784	965	APP-12775739.FP.FTS.B, 25.49%, 5/10/27.	9,269	9,172
APP-12801215.FP.FTS.B, 19.99%, 4/24/27.		23,603	23,678	APP-13323183.FP.FTS.B, 18.74%, 5/11/27.	31,614	31,568
APP-12933688.FP.FTS.B, 19.99%, 4/24/27.		20,585	20,660	APP-12412862.FP.FTS.B, 25.49%, 5/11/27.	10,568	10,459
APP-12911189.FP.FTS.B, 20.49%, 4/24/27.		15,231	15,231	APP-13658270.FP.FTS.B, 9.34%, 5/12/27.	29,440	29,810
APP-11888471.FP.FTS.B, 16.49%, 4/25/27.		20,851	21,130	APP-13418718.FP.FTS.B, 16.24%, 5/12/27.	26,311	26,609
APP-13068321.FP.FTS.B, 18.24%, 4/25/27.		42,057	42,180	APP-12412882.FP.FTS.B, 17.74%, 5/12/27.	29,005	28,940
APP-11022483.FP.FTS.B, 18.99%, 4/25/27.		7,246	7,291	APP-13208283.FP.FTS.B, 17.99%, 5/12/27.	23,215	13,755
APP-13051587.FP.FTS.B, 19.99%, 4/25/27.		7,720	7,637	APP-13659468.FP.FTS.B, 26.49%, 5/12/27.	9,398	9,310
APP-13057143.FP.FTS.B, 10.99%, 4/26/27.		31,482	31,975	APP-13416172.FP.FTS.B, 8.99%, 5/13/27.	21,599	21,912
APP-13061655.FP.FTS.B, 13.24%, 4/26/27.		31,283	31,750	APP-13031523.FP.FTS.B, 10.99%, 5/13/27.	36,018	36,562
APP-12933713.FP.FTS.B, 17.99%, 4/26/27.		25,179	25,231	APP-13394495.FP.FTS.B, 11.49%, 5/13/27.	15,062	15,269
APP-13155804.FP.FTS.B, 17.99%, 4/26/27.		23,619	23,700	APP-13657764.FP.FTS.B, 16.74%, 5/13/27.	30,953	31,249
APP-13106287.FP.FTS.B, 11.74%, 4/28/27.		40,320	41,025	APP-13439563.FP.FTS.B, 17.49%, 5/13/27.	13,986	7,891
APP-13060974.FP.FTS.B, 19.74%, 4/28/27.		30,515	30,664	APP-13405061.FP.FTS.B, 17.74%, 5/13/27.	28,599	5,913
APP-13155767.FP.FTS.B, 23.24%, 4/28/27.		19,543	19,546	APP-13438034.FP.FTS.B, 17.99%, 5/13/27.	6,960	7,056
APP-13139319.FP.FTS.B, 11.24%, 4/30/27.		22,251	22,612	APP-12982177.FP.FTS.B, 19.49%, 5/13/27.	17,394	17,267
APP-13060795.FP.FTS.B, 17.49%, 4/30/27.		13,422	13,478	APP-13416776.FP.FTS.B, 19.99%, 5/13/27.	12,950	12,935
APP-13134349.FP.FTS.B, 21.24%, 4/30/27.		20,433	20,172	APP-13423076.FP.FTS.B, 21.99%, 5/13/27.	8,896	8,890
APP-13137819.FP.FTS.B, 21.49%, 4/30/27.		14,685	14,498	APP-13437001.FP.FTS.B, 8.49%, 5/14/27.	26,801	27,192
APP-13302130.FP.FTS.B, 10.99%, 5/01/27.		24,831	12,336	APP-13423039.FP.FTS.B, 14.24%, 5/14/27.	36,406	36,869
APP-13421715.FP.FTS.B, 10.99%, 5/01/27.		23,760	24,044	APP-10823341.FP.FTS.B, 15.49%, 5/14/27.	12,795	12,841
APP-13423557.FP.FTS.B, 10.99%, 5/01/27.		25,136	25,432	APP-13436426.FP.FTS.B, 16.49%, 5/14/27.	19,693	1,990
APP-13424293.FP.FTS.B, 10.99%, 5/01/27.		19,071	19,299	APP-13199989.FP.FTS.B, 16.74%, 5/14/27.	43,097	43,164
APP-13431042.FP.FTS.B, 10.99%, 5/01/27.		17,932	18,147	APP-13436550.FP.FTS.B, 16.99%, 5/14/27.	15,462	15,673
APP-13131348.FP.FTS.B, 13.74%, 5/01/27.		23,700	24,033	APP-13430567.FP.FTS.B, 17.49%, 5/14/27.	16,000	16,062
APP-13439065.FP.FTS.B, 14.24%, 5/01/27.		33,126	33,396	APP-13302140.FP.FTS.B, 17.99%, 5/14/27.	10,897	11,073

54	Annual Report	The accompanying notes are an integral part of these financial statements.			franklintempleton.com

Franklin Limited Duration Income Trust
(continued)
Principal
Description	Amount	Value
Marketplace Loans (continued)
Freedom Financial Asset Management LLC (continued)
APP-13417327.FP.FTS.B, 17.99%, 5/14/27. $	4,229	$4,227
APP-13336406.FP.FTS.B, 18.49%, 5/14/27.	20,861	20,905
APP-14356626.FP.FTS.B, 18.49%, 5/14/27.	13,856	13,876
APP-13380372.FP.FTS.B, 21.99%, 5/14/27.	30,722	30,534
APP-13431427.FP.FTS.B, 21.99%, 5/14/27.	7,950	7,946
APP-13433077.FP.FTS.B, 21.99%, 5/14/27.	9,307	9,308
APP-13318759.FP.FTS.B, 22.49%, 5/14/27.	6,990	6,963
APP-13330852.FP.FTS.B, 22.49%, 5/14/27.	33,086	32,889
APP-13443719.FP.FTS.B, 22.49%, 5/14/27.	8,485	8,489
APP-14548548.FP.FTS.B, 22.99%, 5/14/27.	8,341	8,297
APP-13416305.FP.FTS.B, 8.99%, 5/15/27.	34,910	35,433
APP-13436993.FP.FTS.B, 8.99%, 5/15/27.	23,168	23,515
APP-13396243.FP.FTS.B, 11.24%, 5/15/27.	14,238	14,462
APP-13440554.FP.FTS.B, 11.24%, 5/15/27.	13,312	13,536
APP-13394315.FP.FTS.B, 13.24%, 5/15/27.	36,247	36,788
APP-13435327.FP.FTS.B, 13.24%, 5/15/27.	22,334	22,668
APP-13663645.FP.FTS.B, 13.59%, 5/15/27.	26,234	14,665
APP-13644113.FP.FTS.B, 14.34%, 5/15/27.	45,282	45,837
APP-13319688.FP.FTS.B, 14.49%, 5/15/27.	24,305	24,691
APP-13422792.FP.FTS.B, 14.49%, 5/15/27.	8,715	8,862
APP-13444523.FP.FTS.B, 16.99%, 5/15/27.	24,806	24,809
APP-13672139.FP.FTS.B, 17.49%, 5/15/27.	17,350	17,532
APP-13552958.FP.FTS.B, 17.99%, 5/15/27.	15,413	4,819
APP-13678668.FP.FTS.B, 17.99%, 5/15/27.	20,115	20,160
APP-13441338.FP.FTS.B, 18.49%, 5/15/27.	11,721	11,752
APP-13355854.FP.FTS.B, 18.99%, 5/15/27.	7,637	7,552
APP-13441877.FP.FTS.B, 18.99%, 5/15/27.	13,853	13,892
APP-13433669.FP.FTS.B, 19.99%, 5/15/27.	13,893	13,894
APP-13655226.FP.FTS.B, 20.49%, 5/15/27.	12,501	12,427
APP-13666596.FP.FTS.B, 20.49%, 5/15/27.	13,799	13,715
APP-14254675.FP.FTS.B, 20.49%, 5/15/27.	9,246	2,953
APP-13666933.FP.FTS.B, 20.99%, 5/15/27.	19,056	6,496
APP-14531705.FP.FTS.B, 22.99%, 5/15/27.	8,904	8,863
APP-14057879.FP.FTS.B, 18.49%, 5/16/27.	15,116	15,153
APP-14273039.FP.FTS.B, 18.99%, 5/16/27.	11,665	11,671
APP-13628585.FP.FTS.B, 20.49%, 5/16/27.	18,690	18,594
APP-14366522.FP.FTS.B, 10.49%, 5/18/27.	40,094	40,595
APP-13658420.FP.FTS.B, 19.99%, 5/18/27.	18,414	18,400
APP-13484600.FP.FTS.B, 20.49%, 5/18/27.	16,678	16,666
APP-13537074.FP.FTS.B, 9.34%, 5/20/27.	17,886	18,146
APP-13678923.FP.FTS.B, 11.34%, 5/20/27.	28,794	29,222
APP-13364619.FP.FTS.B, 16.49%, 5/20/27.	21,921	21,976
APP-14508032.FP.FTS.B, 18.74%, 5/20/27.	39,424	12,996
APP-13637703.FP.FTS.B, 14.09%, 5/21/27.	24,663	25,020
APP-13680651.FP.FTS.B, 20.49%, 5/21/27.	11,732	11,703
APP-14444232.FP.FTS.B, 21.49%, 5/21/27.	15,477	15,402
APP-13626550.FP.FTS.B, 17.24%, 5/23/27.	31,013	9,751
APP-14548905.FP.FTS.B, 18.99%, 5/23/27.	27,886	27,740
APP-13537123.FP.FTS.B, 22.49%, 5/23/27.	13,354	13,328
APP-13624563.FP.FTS.B, 22.99%, 5/23/27.	11,368	11,380
APP-13645609.FP.FTS.B, 9.34%, 5/24/27.	35,815	36,371
APP-13629014.FP.FTS.B, 14.74%, 5/24/27.	28,282	28,676
APP-13459107.FP.FTS.B, 19.99%, 5/24/27.	8,504	8,549
APP-13608764.FP.FTS.B, 20.24%, 5/24/27.	34,305	34,416
APP-13484955.FP.FTS.B, 12.34%, 5/25/27.	39,315	39,922
APP-13659238.FP.FTS.B, 13.59%, 5/25/27.	32,682	33,199
APP-13637168.FP.FTS.B, 15.24%, 5/25/27.	40,510	41,097
APP-13639283.FP.FTS.B, 20.74%, 5/25/27.	42,535	42,943
FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
	Principal
Description	Amount	Value
Freedom Financial Asset Management LLC (continued)
APP-13337072.FP.FTS.B, 18.24%, 5/26/27. $ 44,393		$44,651
APP-13643702.FP.FTS.B, 18.99%, 5/26/27.	19,430	19,549
APP-13649694.FP.FTS.B, 19.49%, 5/26/27.	13,864	13,952
APP-13667445.FP.FTS.B, 21.99%, 5/26/27.	5,178	3,251
APP-13051907.FP.FTS.B, 25.49%, 5/26/27.	9,751	9,723
APP-13598334.FP.FTS.B, 11.34%, 5/27/27.	22,553	22,936
APP-13155943.FP.FTS.B, 25.49%, 5/29/27.	9,753	2,274
APP-13132268.FP.FTS.B, 16.74%, 6/01/27.	29,664	29,684
APP-14227389.FP.FTS.B, 13.59%, 6/08/27.	27,440	27,728
APP-14234506.FP.FTS.B, 14.84%, 6/08/27.	8,785	8,886
APP-14229349.FP.FTS.B, 17.99%, 6/08/27.	5,254	5,233
APP-14263084.FP.FTS.B, 20.49%, 6/10/27.	11,471	11,342
APP-14277209.FP.FTS.B, 11.34%, 6/15/27.	18,245	18,502
APP-14365422.FP.FTS.B, 11.99%, 6/15/27.	10,666	10,786
APP-14249283.FP.FTS.B, 13.59%, 6/15/27.	12,192	12,217
APP-14343452.FP.FTS.B, 17.49%, 6/15/27.	23,062	23,066
APP-14179022.FP.FTS.B, 17.99%, 6/15/27.	15,434	15,483
APP-14232871.FP.FTS.B, 20.24%, 6/15/27.	37,290	37,101
APP-14257683.FP.FTS.B, 20.49%, 6/15/27.	24,145	24,023
APP-14380564.FP.FTS.B, 20.74%, 6/15/27.	36,254	36,159
APP-14388011.FP.FTS.B, 20.99%, 6/15/27.	23,594	23,531
APP-13331280.FP.FTS.B, 22.24%, 6/15/27.	27,752	27,544
APP-13429983.FP.FTS.B, 22.49%, 6/15/27.	9,356	9,328
APP-13302148.FP.FTS.B, 25.49%, 6/15/27.	7,044	7,010
APP-14408719.FP.FTS.B, 15.49%, 6/16/27.	27,671	7,928
APP-14253271.FP.FTS.B, 16.74%, 6/16/27.	29,598	29,949
APP-14406359.FP.FTS.B, 21.24%, 6/16/27.	47,656	47,807
APP-14429358.FP.FTS.B, 13.74%, 6/17/27.	10,989	11,123
APP-14323855.FP.FTS.B, 14.49%, 6/17/27.	9,154	9,264
APP-14434881.FP.FTS.B, 15.49%, 6/17/27.	11,913	3,414
APP-14252658.FP.FTS.B, 19.99%, 6/17/27.	18,566	18,540
APP-14420529.FP.FTS.B, 20.99%, 6/17/27.	18,954	18,898
APP-13608484.FP.FTS.B, 14.99%, 6/20/27.	25,830	26,172
APP-14216111.FP.FTS.B, 17.99%, 6/20/27.	14,046	14,123
APP-14177993.FP.FTS.B, 11.59%, 6/21/27.	13,751	13,971
APP-14180064.FP.FTS.B, 11.59%, 6/21/27.	17,657	17,938
APP-14236905.FP.FTS.B, 17.49%, 6/21/27.	24,345	24,443
APP-14216604.FP.FTS.B, 17.74%, 6/21/27.	37,191	37,422
APP-14439411.FP.FTS.B, 17.74%, 6/21/27.	39,173	39,652
APP-14240417.FP.FTS.B, 18.49%, 6/21/27.	14,200	3,000
APP-14226277.FP.FTS.B, 19.24%, 6/21/27.	43,736	43,969
APP-14547768.FP.FTS.B, 11.74%, 6/22/27.	35,979	36,465
APP-14212566.FP.FTS.B, 16.74%, 6/22/27.	33,220	33,704
APP-14439822.FP.FTS.B, 17.24%, 6/22/27.	6,914	6,998
APP-14533608.FP.FTS.B, 20.99%, 6/22/27.	18,578	18,533
APP-14196561.FP.FTS.B, 13.59%, 6/23/27.	36,826	37,411
APP-14560147.FP.FTS.B, 15.24%, 6/23/27.	7,895	1,449
APP-14251605.FP.FTS.B, 20.24%, 6/23/27.	20,793	20,742
APP-14267414.FP.FTS.B, 20.24%, 6/23/27.	32,049	32,230
APP-14178654.FP.FTS.B, 9.34%, 6/24/27.	19,888	20,170
APP-14267906.FP.FTS.B, 11.59%, 6/24/27.	14,471	14,715
APP-14222939.FP.FTS.B, 14.74%, 6/24/27.	36,600	37,158
APP-14588538.FP.FTS.B, 19.24%, 6/24/27.	27,806	27,907
APP-14572397.FP.FTS.B, 20.99%, 6/24/27.	22,324	22,358
APP-14510576.FP.FTS.B, 22.74%, 6/24/27.	11,200	11,171
APP-14427403.FP.FTS.B, 24.74%, 6/24/27.	14,135	14,101
APP-14429127.FP.FTS.B, 11.74%, 6/25/27.	26,895	27,321
APP-14369074.FP.FTS.B, 12.49%, 6/25/27.	45,801	46,533
franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	55

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
		Principal			Principal
Description		Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Freedom Financial Asset Management LLC (continued)				LendingClub Corp. (continued)
APP-09045394.FP.FTS.B, 13.74%, 6/25/27. $ 10,994			$11,142	145208498.LC.FTS.B, 18.94%, 12/19/23 . . $ 5,622		$5,593
APP-14578061.FP.FTS.B, 11.74%, 6/26/27.		36,486	37,025	145501891.LC.FTS.B, 10.33%, 12/28/23 . .	10,676	10,447
APP-13652171.FP.FTS.B, 22.99%, 6/26/27.		9,333	9,346	145511024.LC.FTS.B, 10.72%, 12/28/23.. .	4,896	4,795
APP-14268521.FP.FTS.B, 10.09%, 6/27/27.		45,536	46,269	143897911.LC.FTS.B, 10.33%, 12/31/23.. .	5,240	5,125
APP-14145291.FP.FTS.B, 18.49%, 6/27/27.		15,826	15,891	145205316.LC.FTS.B, 10.33%, 12/31/23 . .	6,625	6,490
APP-14325208.FP.FTS.B, 19.99%, 6/27/27.		9,301	9,365	145586016.LC.FTS.B, 11.8%, 12/31/23. . .	3,762	3,670
APP-13618952.FP.FTS.B, 26.49%, 6/27/27.		7,336	803	145577468.LC.FTS.B, 13.56%, 12/31/23 . .	4,152	4,058
APP-14386005.FP.FTS.B, 11.74%, 6/28/27.		26,724	27,172	145625511.LC.FTS.B, 10.72%, 1/02/24. . .	6,178	6,035
APP-14413971.FP.FTS.B, 12.49%, 6/28/27.		44,755	45,516	145724796.LC.FTS.B, 11.8%, 1/03/24 . . . .	8,069	7,874
APP-14385312.FP.FTS.B, 17.24%, 6/28/27.		32,966	33,476	145461394.LC.FTS.B, 11.8%, 1/10/24 . . . .	3,227	3,155
APP-14385385.FP.FTS.B, 19.24%, 6/28/27.		29,397	29,605	145621023.LC.FTS.B, 10.72%, 1/15/24 . . .	5,129	5,015
APP-14391702.FP.FTS.B, 22.99%, 6/28/27.		19,712	4,533	145657415.LC.FTS.B, 11.31%, 1/15/24. . .	7,496	7,317
APP-14371219.FP.FTS.B, 11.74%, 6/29/27.		31,936	32,437	146204474.LC.FTS.B, 11.8%, 1/15/24 . . . .	3,228	3,148
APP-14377174.FP.FTS.B, 12.24%, 6/29/27.		17,420	17,701	146260552.LC.FTS.B, 16.91%, 1/15/24 . . .	5,270	5,162
APP-14409463.FP.FTS.B, 18.99%, 6/29/27.		9,332	9,486	145988002.LC.FTS.B, 10.33%, 1/24/24 . . .	5,035	4,928
APP-14423027.FP.FTS.B, 13.99%, 6/30/27.		31,411	31,939	143317674.LC.FTS.B, 10.72%, 1/27/24 . . .	11,656	11,364
APP-14420972.FP.FTS.B, 14.24%, 6/30/27.		15,797	16,017	146735125.LC.FTS.B, 11.8%, 1/28/24 . . . .	9,625	9,393
APP-14541539.FP.FTS.B, 12.49%, 7/01/27.		9,364	9,496	146870476.LC.FTS.B, 12.98%, 1/28/24 . . .	10,414	10,191
APP-14431213.FP.FTS.B, 18.49%, 7/01/27.		17,474	17,504	146965410.LC.FTS.B, 12.98%, 1/29/24 . . .	3,293	3,225
APP-14421841.FP.FTS.B, 20.99%, 7/01/27.		10,997	10,992	146050977.LC.FTS.B, 15.02%, 1/29/24 . . .	5,833	5,708
APP-14504718.FP.FTS.B, 11.24%, 7/02/27.		29,589	29,993	146270708.LC.FTS.B, 18.94%, 1/30/24 . . .	3,991	3,933
APP-14542132.FP.FTS.B, 20.99%, 7/02/27.		9,616	5,513	147197560.LC.FTS.B, 15.02%, 2/05/24 . . .	5,349	5,213
APP-14439749.FP.FTS.B, 15.99%, 7/03/27.		18,696	18,703	147405696.LC.FTS.B, Zero Cpn, 2/12/24..	16,136	–
APP-14329060.FP.FTS.B, 18.49%, 7/03/27.		24,782	24,805	147562203.LC.FTS.B, 12.98%, 2/12/24 . . .	4,877	4,775
APP-14561082.FP.FTS.B, 17.49%, 7/04/27.		23,585	23,558	144834703.LC.FTS.B, 12.98%, 2/19/24 . . .	11,030	10,739
APP-14538988.FP.FTS.B, 14.49%, 7/05/27.		9,345	9,488	148110315.LC.FTS.B, 17.97%, 2/29/24. . .	7,004	6,993
APP-14595190.FP.FTS.B, 20.74%, 7/05/27.		37,897	37,597	148295277.LC.FTS.B, 17.19%, 3/06/24 . . .	6,527	6,360
APP-14541253.FP.FTS.B, 13.99%, 7/06/27.		37,352	37,873	148611207.LC.FTS.B, 14.74%, 3/11/24.. . .	7,734	7,546
APP-14550089.FP.FTS.B, 18.49%, 7/06/27.		18,869	18,804	148478260.LC.FTS.B, 13.08%, 3/15/24 . . .	5,651	5,506
APP-14560123.FP.FTS.B, 19.99%, 7/06/27.		9,778	1,920	148784147.LC.FTS.B, 14.74%, 3/20/24 . . .	3,252	3,170
APP-14556969.FP.FTS.B, 20.99%, 7/06/27.		8,244	1,650	146892745.LC.FTS.B, 18.94%, 3/30/24 . . .	6,399	6,296
APP-14576001.FP.FTS.B, 19.49%, 7/07/27.		21,568	21,583	145134172.LC.FTS.B, 10.33%, 3/31/24 . . .	5,705	5,566
APP-14515585.FP.FTS.B, 20.49%, 7/07/27.		12,136	12,108	149640002.LC.FTS.B, 13.9%, 4/02/24. . . .	3,373	3,279
APP-14568007.FP.FTS.B, 20.49%, 7/07/27.		18,963	18,919	149742003.LC.FTS.B, 12.4%, 4/05/24. . . .	8,183	7,962
APP-14553043.FP.FTS.B, 11.99%, 7/08/27.		37,201	37,723	149860763.LC.FTS.B, 17.19%, 4/09/24 . . .	7,091	6,898
APP-14177847.FP.FTS.B, 18.74%, 7/08/27.		42,592	42,751	150215503.LC.FTS.B, 14.74%, 4/15/24 . . .	3,630	3,536
APP-14545674.FP.FTS.B, 26.99%, 8/03/27.		9,576	9,463	150301304.LC.FTS.B, 17.19%, 4/21/24 . . .	7,142	6,948
APP-14531076.FP.FTS.B, 23.24%, 8/07/27.		17,834	17,716	150527722.LC.FTS.B, 15.57%, 4/23/24 . . .	5,190	5,063
APP-14569337.FP.FTS.B, 24.74%, 8/07/27.		14,350	14,240	150867060.LC.FTS.B, 15.57%, 4/29/24 . . .	6,574	6,421
			19,370,841	151001381.LC.FTS.B, 17.97%, 4/30/24 . . .	3,806	3,725
				151088676.LC.FTS.B, 10.33%, 5/01/24 . . .	6,745	6,548
LendingClub Corp.

				151075075.LC.FTS.B, 16.4%, 5/01/24. . . .	11,130	348
167604393.LC.FTS.B, 15.24%, 3/02/23 . . .		3,053	3,041
				150672283.LC.FTS.B, 20%, 5/02/24.. . . . .	7,090	6,936
167434436.LC.FTS.B, 18.62%, 3/02/23 . . .		509	508
				151465885.LC.FTS.B, 17.19%, 5/09/24 . . .	8,983	8,699
167744510.LC.FTS.B, Zero Cpn, 3/04/23..		3,759	–
				151481393.LC.FTS.B, 17.19%, 5/24/24 . . .	2,122	2,090
168549097.LC.FTS.B, 16.12%, 3/18/23 . . .		1,043	1,038
				149608993.LC.FTS.B, 13.9%, 6/02/24. . . .	6,443	6,201
168280549.LC.FTS.B, 15.24%, 3/31/23 . . .		5,033	5,016
				150611409.LC.FTS.B, 15.57%, 6/06/24. . .	5,719	5,442
168120797.LC.FTS.B, 17.74%, 3/31/23 . . .		2,961	2,950
				153285109.LC.FTS.B, 16.12%, 6/12/24 . . .	10,657	10,358
166393444.LC.FTS.B, 20.55%, 4/10/23 . . .		1,373	1,373
				150330237.LC.FTS.B, 14.74%, 6/17/24 . . .	6,573	6,341
167382438.LC.FTS.B, 23.05%, 8/31/23 . . .		2,881	2,846
				154100028.LC.FTS.B, 16.12%, 6/26/24 . . .	5,813	5,667
167464307.LC.FTS.B, 17.74%, 9/30/23 . . .		8,958	3,723
				150797540.LC.FTS.B, 13.9%, 6/29/24. . . .	3,341	3,287
167993948.LC.FTS.B, 16.12%, 10/16/23 . .		3,125	3,046
				154685026.LC.FTS.B, 11.02%, 7/05/24. . .	7,553	7,309
142964458.LC.FTS.B, 18.94%, 11/01/23.. .		3,116	3,091
				154945152.LC.FTS.B, 14.3%, 7/11/24 . . . .	6,105	5,909
141699210.LC.FTS.B, 17.97%, 11/06/23.. .		3,322	3,311
				155028979.LC.FTS.B, 16.95%, 7/11/24. . .	4,112	3,987
143172928.LC.FTS.B, 14.47%, 11/07/23.. .		4,817	4,738
				155019513.LC.FTS.B, 20%, 7/11/24.. . . . .	5,923	5,804
143142201.LC.FTS.B, 10.47%, 11/09/23.. .		5,760	5,646
				154417517.LC.FTS.B, 14.3%, 7/15/24. . . .	9,904	9,610
143298645.LC.FTS.B, 10.72%, 11/09/23.. .		2,704	2,652
				151782625.LC.FTS.B, 20%, 7/15/24.. . . . .	5,335	5,255
144619608.LC.FTS.B, 16.14%, 12/19/23 . .		4,257	4,184
				155959854.LC.FTS.B, 17.74%, 7/29/24 . . .	4,156	4,044

56	Annual Report	The accompanying notes are an integral part of these financial statements.			franklintempleton.com

Franklin Limited Duration Income Trust
(continued)
Principal
Description	Amount	Value
Marketplace Loans (continued)
LendingClub Corp. (continued)
156556385.LC.FTS.B, 16.95%, 8/06/24 . . . $	4,308	$4,153
153352395.LC.FTS.B, 12.4%, 8/14/24. . . .	7,285	7,013
156702788.LC.FTS.B, 16.95%, 8/15/24 . . .	10,319	9,969
157083123.LC.FTS.B, 14.3%, 8/16/24. . . .	6,613	6,405
157256378.LC.FTS.B, 14.3%, 8/19/24. . . .	8,822	8,548
157196587.LC.FTS.B, 16.12%, 8/19/24 . . .	1,410	1,386
157001583.LC.FTS.B, 23.05%, 8/20/24 . . .	5,032	3,946
157448559.LC.FTS.B, 14.3%, 8/22/24. . . .	6,219	6,032
156354990.LC.FTS.B, 13.08%, 8/28/24 . . .	9,132	8,825
150890573.LC.FTS.B, 14.74%, 9/01/24 . . .	11,473	11,004
151157582.LC.FTS.B, 15.57%, 9/06/24. . .	6,453	6,226
158155993.LC.FTS.B, 16.95%, 9/13/24 . . .	9,012	8,681
158788148.LC.FTS.B, 14.3%, 9/16/24. . . .	1,144	1,126
159124332.LC.FTS.B, 16.95%, 9/23/24 . . .	13,429	12,995
157983194.LC.FTS.B, 12.4%, 9/24/24. . . .	6,960	6,721
158299088.LC.FTS.B, 16.12%, 9/28/24 . . .	4,539	4,388
159322847.LC.FTS.B, 16.95%, 10/08/24 . .	16,333	15,713
160749557.LC.FTS.B, 18.62%, 10/30/24 . .	5,123	5,006
150429035.LC.FTS.B, 14.74%, 10/31/24 . .	13,231	12,539
145525007.LC.FTS.B, 10.33%, 11/03/24.. .	16,734	16,019
161333839.LC.FTS.B, 13.08%, 11/04/24.. .	15,516	14,954
154211311.LC.FTS.B, 20%, 11/26/24. . . . .	8,896	8,643
158790336.LC.FTS.B, 16.12%, 11/30/24.. .	10,941	10,395
159978471.LC.FTS.B, 15.24%, 12/08/24 . .	10,536	9,998
162809872.LC.FTS.B, 12.4%, 12/15/24 . . .	12,808	12,267
162773046.LC.FTS.B, 20.55%, 12/15/24 . .	5,300	5,123
156763102.LC.FTS.B, 10.33%, 12/16/24 . .	13,445	12,890
163847398.LC.FTS.B, 20.55%, 12/26/24 . .	5,238	5,105
148228998.LC.FTS.B, 15.57%, 1/01/25 . . .	13,881	13,150
161536145.LC.FTS.B, 16.95%, 1/28/25 . . .	10,095	9,599
157113878.LC.FTS.B, 16.95%, 1/30/25. . .	18,235	17,389
166192973.LC.FTS.B, 18.62%, 2/06/25 . . .	5,471	5,263
167221792.LC.FTS.B, 20.55%, 2/25/25 . . .	14,388	13,878
163266659.LC.FTS.B, 16.12%, 2/28/25 . . .	5,871	5,569
163432488.LC.FTS.B, 16.95%, 3/01/25 . . .	10,144	9,454
167773992.LC.FTS.B, 18.62%, 3/04/25 . . .	5,641	5,398
167777432.LC.FTS.B, 18.62%, 3/04/25 . . .	6,769	6,478
167809066.LC.FTS.B, Zero Cpn, 3/05/25..	3,247	–
167823045.LC.FTS.B, 16.12%, 3/05/25 . . .	8,219	7,801
168015684.LC.FTS.B, 14.3%, 3/11/25 . . . .	17,218	16,370
168199339.LC.FTS.B, 20.55%, 3/11/25. . .	10,359	9,939
155540917.LC.FTS.B, 16.95%, 5/15/25 . . .	16,937	12,775
149326456.LC.FTS.B, 13.9%, 5/31/25. . . .	18,056	16,854
160673774.LC.FTS.B, 12.4%, 11/30/25. . .	22,997	21,446
166745877.LC.FTS.B, 5%, 2/20/26.. . . . . .	9,184	7,723
157763243.LC.FTS.B, 15.24%, 9/05/32 . . .	1,909	988
168454364.LC.FTS.B, Zero Cpn, 9/21/32..	10,273	–
158856810.LC.FTS.B, 5%, 9/23/32.. . . . . .	6,815	6,469
146644800.LC.FTS.B, Zero Cpn, 9/30/32..	8,690	–
161879338.LC.FTS.B, Zero Cpn, 11/14/32.	4,782	–
163434480.LC.FTS.B, 14.3%, 12/16/32 . . .	1,544	1,277
157585720.LC.FTS.B, 16.95%, 1/09/33 . . .	319	10
147036408.LC.FTS.B, 20%, 1/10/33.. . . . .	105	105
165032843.LC.FTS.B, 12.4%, 1/21/33. . . .	474	474
		808,099
LendingClub Corp. - LCX

166637074.LC.FTS.B, 20.55%, 2/13/23 . . .	2,491	(75)
FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Principal
Description	Amount	Value
LendingClub Corp. - LCX (continued)
168272231.LC.FTS.B, 25.65%, 4/14/23 . . . $	785	$91
168601344.LC.FTS.B, 14.3%, 4/16/23. . . .	1,423	1,395
167548521.LC.FTS.B, 8.81%, 5/09/23. . . .	3,269	3,121
168426128.LC.FTS.B, 18.62%, 5/19/23 . . .	6,642	6,406
153705323.LC.FTS.B, 16.12%, 7/15/24 . . .	4,342	3,399
163949520.LC.FTS.B, 16.12%, 12/30/24 . .	9,883	9,134
165749950.LC.FTS.B, 15.24%, 1/28/25 . . .	7,230	6,708
166607803.LC.FTS.B, 14.3%, 2/12/25. . . .	7,055	(62)
165922400.LC.FTS.B, 15.24%, 2/15/25 . . .	12,715	11,653
166491719.LC.FTS.B, 16.95%, 2/17/25 . . .	3,861	3,686
162539565.LC.FTS.B, 13.08%, 11/29/32.. .	2,433	2,311
163609311.LC.FTS.B, Zero Cpn, 12/23/32.	10,546	–
162024232.LC.FTS.B, Zero Cpn, 1/19/33..	3,319	307
164413184.LC.FTS.B, 8.81%, 1/27/33. . . .	331	331
164258220.LC.FTS.B, 8.19%, 1/28/33. . . .	749	749
		49,154
LendingClub Corp. - LCX PM

171172117.LC.FTS.B, 14.71%, 10/19/23.. .	2,955	2,893
171398384.LC.FTS.B, 14.71%, 10/23/23 . .	4,846	4,690
171498369.LC.FTS.B, 9.56%, 10/27/23 . . .	2,683	2,569
171124101.LC.FTS.B, 10.81%, 10/27/23.. .	1,140	202
171683007.LC.FTS.B, 15.4%, 11/10/23. . .	1,078	1,040
172186460.LC.FTS.B, 10.19%, 11/20/23.. .	8,461	8,249
172382442.LC.FTS.B, 10.81%, 11/27/23.. .	1,924	1,879
172228602.LC.FTS.B, 9.02%, 11/30/23. . .	10,058	9,752
171980340.LC.FTS.B, 10.19%, 11/30/23.. .	1,666	1,603
172426858.LC.FTS.B, 10.19%, 11/30/23.. .	7,353	7,175
173411939.LC.FTS.B, 18.24%, 1/25/24. . .	8,924	8,760
174191708.LC.FTS.B, 18.44%, 2/02/24 . . .	819	804
185001085.LC.FTS.B, 13.44%, 1/14/25 . . .	6,254	5,979
184877151.LC.FTS.B, 15.99%, 1/14/25 . . .	3,716	3,557
184979568.LC.FTS.B, 16.49%, 1/14/25 . . .	4,344	4,244
185064147.LC.FTS.B, 21.99%, 1/14/25 . . .	16,424	16,052
184962324.LC.FTS.B, 15.19%, 1/20/25 . . .	3,704	3,623
185185967.LC.FTS.B, 15.99%, 1/20/25 . . .	4,424	4,216
185214272.LC.FTS.B, 15.99%, 1/20/25 . . .	4,832	4,727
185305116.LC.FTS.B, 16.19%, 1/20/25. . .	7,438	7,226
185216192.LC.FTS.B, 18.99%, 1/20/25 . . .	15,045	14,653
185255256.LC.FTS.B, 18.99%, 1/20/25 . . .	2,256	2,197
185256218.LC.FTS.B, 18.99%, 1/20/25 . . .	2,256	2,197
185238815.LC.FTS.B, 19.99%, 1/20/25 . . .	7,547	7,350
185206461.LC.FTS.B, 16.49%, 1/23/25 . . .	13,432	13,012
185262402.LC.FTS.B, 18.19%, 1/23/25 . . .	2,844	2,773
185196514.LC.FTS.B, 12.49%, 1/24/25 . . .	15,199	14,545
185450425.LC.FTS.B, 12.19%, 1/26/25 . . .	17,338	16,951
185480688.LC.FTS.B, 23.99%, 1/26/25 . . .	7,353	7,209
185502282.LC.FTS.B, 12.74%, 1/28/25 . . .	2,568	2,529
185552695.LC.FTS.B, 16.99%, 1/28/25 . . .	18,654	18,279
185400546.LC.FTS.B, 20.49%, 1/28/25 . . .	18,904	18,452
185511719.LC.FTS.B, 15.99%, 2/01/25. . .	10,754	10,484
185500985.LC.FTS.B, 16.19%, 2/01/25 . . .	19,264	18,769
185662657.LC.FTS.B, 18.99%, 2/01/25 . . .	7,763	7,524
185638468.LC.FTS.B, 22.99%, 2/01/25 . . .	7,828	7,485
185748684.LC.FTS.B, 19.94%, 2/03/25 . . .	7,575	7,350
185415614.LC.FTS.B, Zero Cpn, 2/07/25..	4,098	–
185760406.LC.FTS.B, 16.69%, 2/07/25 . . .	32,263	11,435
185520172.LC.FTS.B, 17.44%, 2/07/25 . . .	11,593	11,324
franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	57

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
		Principal			Principal
Description		Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
LendingClub Corp. - LCX PM (continued)				LendingClub Corp. - LCX PM (continued)
185040393.LC.FTS.B, 18.44%, 2/07/25 . . .		$ 4,649	$4,485	185404943.LC.FTS.B, 19.95%, 6/05/25 . . .	$ 21,974	$21,436
185821539.LC.FTS.B, 19.99%, 2/07/25 . . .		9,349	9,081	187766053.LC.FTS.B, Zero Cpn, 7/30/25..	27,383	2,575
186031262.LC.FTS.B, 14.49%, 2/09/25 . . .		5,730	5,630	185869166.LC.FTS.B, 15%, 8/07/25.. . . . .	9,235	7,505
185907398.LC.FTS.B, 16.49%, 2/09/25 . . .		7,281	7,111	171345622.LC.FTS.B, 16.08%, 10/19/25 . .	9,926	9,448
186010475.LC.FTS.B, 17.94%, 2/09/25 . . .		7,734	7,553	174039720.LC.FTS.B, Zero Cpn, 1/25/26..	14,943	–
186036682.LC.FTS.B, 18.99%, 2/09/25 . . .		19,404	18,852	173744601.LC.FTS.B, 18.19%, 1/25/26 . . .	3,590	3,536
185643067.LC.FTS.B, 14.99%, 2/10/25 . . .		7,196	7,076	173608489.LC.FTS.B, 17.3%, 2/02/26. . . .	15,724	14,932
185994726.LC.FTS.B, 18.49%, 2/11/25. . .		12,395	12,075	174304247.LC.FTS.B, 20.99%, 2/02/26 . . .	21,641	21,178
186109333.LC.FTS.B, 18.99%, 2/11/25. . .		3,881	3,774	185004873.LC.FTS.B, 18.49%, 1/14/27 . . .	21,953	20,841
186079988.LC.FTS.B, 20.99%, 2/11/25. . .		11,724	11,400	185018593.LC.FTS.B, 18.99%, 1/14/27 . . .	19,350	18,446
186099444.LC.FTS.B, 20.99%, 2/11/25. . .		16,526	16,070	184468285.LC.FTS.B, 16.99%, 1/15/27 . . .	12,239	11,556
185744461.LC.FTS.B, 19.99%, 2/12/25 . . .		5,885	5,727	184956364.LC.FTS.B, 18.99%, 1/16/27 . . .	13,212	12,389
185887741.LC.FTS.B, 15.99%, 2/14/25 . . .		7,703	7,537	185237685.LC.FTS.B, 18.49%, 1/20/27 . . .	6,300	6,130
185869462.LC.FTS.B, 14.99%, 2/15/25 . . .		3,827	3,764	185118480.LC.FTS.B, 19.44%, 1/20/27. . .	8,809	8,516
185704535.LC.FTS.B, 16.49%, 2/15/25 . . .		19,371	18,955	185250357.LC.FTS.B, 19.99%, 1/20/27 . . .	15,001	14,617
185592300.LC.FTS.B, 18.99%, 2/15/25 . . .		17,068	16,617	185332547.LC.FTS.B, Zero Cpn, 1/24/27..	2,803	264
186218827.LC.FTS.B, 20.44%, 2/15/25 . . .		11,355	11,085	185150236.LC.FTS.B, 14.99%, 1/24/27 . . .	15,619	15,259
186171654.LC.FTS.B, 22.99%, 2/15/25 . . .		19,670	19,225	184459999.LC.FTS.B, 15.99%, 1/24/27 . . .	21,769	21,102
185937500.LC.FTS.B, 22.49%, 2/20/25 . . .		22,121	21,650	185319960.LC.FTS.B, 19.49%, 1/24/27 . . .	22,025	21,476
186235317.LC.FTS.B, 15.99%, 2/21/25 . . .		6,555	6,423	185367638.LC.FTS.B, 21.49%, 1/24/27 . . .	21,278	20,713
187039985.LC.FTS.B, 18.99%, 3/10/25 . . .		8,003	7,779	184898702.LC.FTS.B, 21.99%, 1/24/27 . . .	24,862	24,200
187006823.LC.FTS.B, 7.09%, 3/11/25 . . . .		30,781	29,570	185504181.LC.FTS.B, 16.49%, 1/26/27 . . .	5,582	5,481
187034378.LC.FTS.B, 14.49%, 3/11/25. . .		27,613	26,865	185497213.LC.FTS.B, 20.49%, 1/26/27 . . .	10,606	10,346
187041967.LC.FTS.B, 17.99%, 3/11/25. . .		6,003	5,847	185117236.LC.FTS.B, 20.99%, 1/26/27. . .	21,245	20,724
186935631.LC.FTS.B, 24.99%, 3/11/25. . .		3,209	3,129	185498696.LC.FTS.B, 26.49%, 1/26/27 . . .	22,268	21,675
187002032.LC.FTS.B, 7.59%, 3/14/25. . . .		30,834	29,619	184791777.LC.FTS.B, 13.74%, 1/28/27 . . .	10,366	10,137
186484159.LC.FTS.B, 12.49%, 3/14/25 . . .		25,056	24,296	185597588.LC.FTS.B, 16.24%, 1/28/27 . . .	11,329	11,132
187105654.LC.FTS.B, 23.19%, 3/14/25 . . .		6,241	6,090	184927006.LC.FTS.B, 16.99%, 1/28/27 . . .	30,581	29,922
187229799.LC.FTS.B, 13.19%, 3/15/25 . . .		13,650	13,430	185537726.LC.FTS.B, 17.24%, 1/28/27 . . .	6,947	6,809
186336075.LC.FTS.B, 11.49%, 3/16/25. . .		27,363	26,450	185500402.LC.FTS.B, 17.74%, 1/28/27 . . .	26,642	25,127
186898312.LC.FTS.B, 12.49%, 3/16/25 . . .		27,499	26,499	185547681.LC.FTS.B, 19.99%, 1/28/27 . . .	8,603	8,401
187015036.LC.FTS.B, 12.49%, 3/16/25 . . .		27,512	26,909	185488281.LC.FTS.B, 28.99%, 1/29/27 . . .	6,359	6,196
187080057.LC.FTS.B, 15.99%, 3/17/25 . . .		5,549	5,432	184898062.LC.FTS.B, 21.49%, 1/31/27 . . .	8,873	8,570
187276072.LC.FTS.B, 21.79%, 3/17/25 . . .		8,017	7,834	184982732.LC.FTS.B, 16.99%, 2/01/27 . . .	13,291	13,002
186721205.LC.FTS.B, 19.49%, 3/18/25 . . .		8,933	246	185682815.LC.FTS.B, 23.99%, 2/01/27 . . .	10,328	9,989
187341073.LC.FTS.B, 16.99%, 3/21/25 . . .		1,988	1,947	185689957.LC.FTS.B, 23.99%, 2/01/27 . . .	9,040	8,743
187345204.LC.FTS.B, 15.44%, 3/23/25 . . .		10,297	10,063	185699989.LC.FTS.B, 23.99%, 2/01/27 . . .	9,040	8,743
187594459.LC.FTS.B, 16.39%, 3/25/25 . . .		14,290	13,976	185544780.LC.FTS.B, 18.99%, 2/02/27 . . .	31,284	30,247
187506074.LC.FTS.B, 17.39%, 3/25/25 . . .		31,851	30,419	185599708.LC.FTS.B, Zero Cpn, 2/03/27..	9,180	–
187617463.LC.FTS.B, 23.99%, 3/25/25 . . .		5,457	5,308	184678406.LC.FTS.B, 17.49%, 2/03/27 . . .	9,761	9,557
187360350.LC.FTS.B, 13.99%, 3/28/25 . . .		10,278	10,145	185716515.LC.FTS.B, 17.49%, 2/03/27 . . .	14,198	13,901
187637002.LC.FTS.B, 15.99%, 3/28/25 . . .		18,927	18,571	185491610.LC.FTS.B, 23.99%, 2/03/27 . . .	9,191	8,894
187636332.LC.FTS.B, 15.19%, 3/30/25 . . .		2,445	2,400	185662157.LC.FTS.B, 16.49%, 2/07/27 . . .	15,924	15,599
187813540.LC.FTS.B, 15.99%, 3/31/25 . . .		4,817	4,716	185742276.LC.FTS.B, 19.49%, 2/07/27 . . .	26,781	25,826
187034706.LC.FTS.B, 21.49%, 3/31/25 . . .		21,293	8,227	185470088.LC.FTS.B, 19.99%, 2/07/27 . . .	9,011	8,719
187566584.LC.FTS.B, 12.49%, 4/01/25 . . .		20,220	19,877	185835140.LC.FTS.B, 21.99%, 2/07/27 . . .	17,981	17,430
187868633.LC.FTS.B, 14.49%, 4/01/25 . . .		3,417	3,359	185610897.LC.FTS.B, 23.99%, 2/08/27 . . .	7,059	6,845
187782892.LC.FTS.B, 15.29%, 4/01/25 . . .		5,472	5,253	186031699.LC.FTS.B, 20.44%, 2/09/27 . . .	11,637	11,320
187619723.LC.FTS.B, 15.99%, 4/01/25 . . .		9,024	8,600	185632534.LC.FTS.B, 24.99%, 2/10/27 . . .	13,708	13,304
187832626.LC.FTS.B, 21.79%, 4/01/25 . . .		3,322	3,231	185970580.LC.FTS.B, 13.94%, 2/11/27. . .	27,203	25,244
187639145.LC.FTS.B, 20.79%, 4/03/25 . . .		16,392	15,904	186099084.LC.FTS.B, 21.49%, 2/11/27. . .	11,816	11,458
188005229.LC.FTS.B, 14.49%, 4/05/25 . . .		1,219	1,198	185846086.LC.FTS.B, 21.99%, 2/11/27. . .	21,578	20,956
188014514.LC.FTS.B, 14.49%, 4/06/25 . . .		9,762	9,602	185738415.LC.FTS.B, 24.99%, 2/13/27 . . .	13,172	12,804
188006789.LC.FTS.B, 17.99%, 4/06/25 . . .		8,216	8,030	186241368.LC.FTS.B, 15.49%, 2/15/27 . . .	28,088	27,509
188000200.LC.FTS.B, 22.99%, 4/06/25 . . .		20,837	20,293	186058311.LC.FTS.B, 15.69%, 2/15/27. . .	35,361	32,698
188029434.LC.FTS.B, 25.99%, 4/06/25 . . .		12,758	(212)	186203908.LC.FTS.B, 21.99%, 2/15/27 . . .	22,477	21,847
187490013.LC.FTS.B, 16.19%, 4/10/25 . . .		17,292	16,932	186007586.LC.FTS.B, 23.49%, 2/15/27 . . .	11,613	11,291
187914496.LC.FTS.B, 15.99%, 4/16/25 . . .		4,690	4,602	185679797.LC.FTS.B, 23.99%, 2/15/27 . . .	22,862	22,246

58	Annual Report	The accompanying notes are an integral part of these financial statements.			franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
	Principal			Principal
Description	Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
LendingClub Corp. - LCX PM (continued)			LendingClub Corp. - LCX PM (continued)
185942868.LC.FTS.B, 15.94%, 2/18/27 . . .	$ 28,407	$27,214	187670705.LC.FTS.B, 17.44%, 3/29/27 . . .	$ 35,971	$33,897
186027871.LC.FTS.B, 18.99%, 2/20/27 . . .	20,476	19,994	187060479.LC.FTS.B, 20.49%, 3/29/27 . . .	27,197	25,919
186522043.LC.FTS.B, 14.94%, 3/10/27 . . .	5,358	5,277	187264368.LC.FTS.B, 20.99%, 3/29/27 . . .	9,077	8,803
187037217.LC.FTS.B, 18.49%, 3/10/27 . . .	6,989	6,805	187353272.LC.FTS.B, 21.49%, 3/29/27 . . .	21,813	20,839
187054481.LC.FTS.B, 22.49%, 3/10/27 . . .	22,778	22,106	187710171.LC.FTS.B, 22.49%, 3/29/27 . . .	30,846	29,846
186904219.LC.FTS.B, 17.19%, 3/11/27. . .	13,480	13,115	187764055.LC.FTS.B, 24.99%, 3/29/27 . . .	9,166	8,948
187071023.LC.FTS.B, 17.99%, 3/11/27. . .	13,509	13,254	187525270.LC.FTS.B, 25.99%, 3/29/27 . . .	20,468	2,628
186901660.LC.FTS.B, 18.19%, 3/11/27. . .	22,216	3,982	187776036.LC.FTS.B, 13.19%, 3/30/27 . . .	7,233	7,075
187032664.LC.FTS.B, 20.99%, 3/11/27. . .	18,154	17,680	187454041.LC.FTS.B, 16.99%, 3/30/27 . . .	26,212	25,590
187074112.LC.FTS.B, 21.99%, 3/11/27.. . .	14,561	14,147	187772972.LC.FTS.B, 18.99%, 3/30/27 . . .	18,290	17,741
186654687.LC.FTS.B, 23.49%, 3/11/27. . .	16,623	16,137	187581793.LC.FTS.B, 19.99%, 3/30/27 . . .	13,408	13,062
187106181.LC.FTS.B, 16.99%, 3/14/27 . . .	8,982	8,815	187751574.LC.FTS.B, 20.44%, 3/30/27 . . .	29,729	28,707
187083776.LC.FTS.B, 23.99%, 3/14/27 . . .	7,635	59	187614352.LC.FTS.B, 20.99%, 3/30/27 . . .	22,968	22,275
187126669.LC.FTS.B, 14.19%, 3/15/27 . . .	19,604	18,431	187759921.LC.FTS.B, 20.99%, 3/30/27 . . .	32,593	3,889
187035884.LC.FTS.B, 16.29%, 3/15/27 . . .	26,893	24,732	187803201.LC.FTS.B, 20.99%, 3/30/27 . . .	7,938	971
187047351.LC.FTS.B, 19.49%, 3/15/27 . . .	16,331	15,940	187775878.LC.FTS.B, 21.49%, 3/30/27 . . .	18,395	17,966
187202054.LC.FTS.B, 19.49%, 3/15/27 . . .	19,960	19,426	187349433.LC.FTS.B, 23.99%, 3/30/27 . . .	19,607	19,170
187178718.LC.FTS.B, 19.99%, 3/15/27 . . .	20,824	19,952	187792928.LC.FTS.B, 23.99%, 3/30/27 . . .	6,778	6,618
186624355.LC.FTS.B, 21.49%, 3/15/27 . . .	10,179	9,766	187100244.LC.FTS.B, 24.99%, 3/30/27 . . .	11,190	10,918
187248536.LC.FTS.B, 13.19%, 3/16/27 . . .	11,550	11,386	187804301.LC.FTS.B, 19.67%, 3/31/27 . . .	32,037	31,230
187147644.LC.FTS.B, 14.69%, 3/16/27 . . .	29,448	28,056	187535555.LC.FTS.B, 20.99%, 3/31/27 . . .	27,662	26,904
187016641.LC.FTS.B, 22.49%, 3/16/27 . . .	36,528	35,397	187660671.LC.FTS.B, 20.99%, 3/31/27 . . .	4,590	4,494
187028667.LC.FTS.B, 20.99%, 3/17/27 . . .	14,524	14,167	187819893.LC.FTS.B, 21.49%, 3/31/27 . . .	36,762	35,779
187080092.LC.FTS.B, 20.99%, 3/17/27 . . .	21,814	21,302	187754766.LC.FTS.B, 21.99%, 3/31/27 . . .	22,541	22,034
187252598.LC.FTS.B, 20.99%, 3/17/27 . . .	10,166	9,917	187835579.LC.FTS.B, 22.49%, 3/31/27 . . .	4,605	4,501
187131268.LC.FTS.B, 23.99%, 3/17/27 . . .	24,436	19,042	187829994.LC.FTS.B, 22.99%, 3/31/27 . . .	28,560	27,914
187306434.LC.FTS.B, 24.99%, 3/17/27 . . .	4,778	27	187818729.LC.FTS.B, 23.49%, 3/31/27 . . .	32,305	31,573
187359933.LC.FTS.B, 14.99%, 3/18/27 . . .	3,256	3,222	187135458.LC.FTS.B, 25.99%, 3/31/27 . . .	11,132	10,877
187192813.LC.FTS.B, 20.49%, 3/18/27 . . .	9,066	8,845	187399946.LC.FTS.B, 25.99%, 3/31/27 . . .	4,007	717
187318217.LC.FTS.B, 20.49%, 3/18/27 . . .	25,384	24,767	187832290.LC.FTS.B, 17.19%, 4/01/27 . . .	9,561	9,179
186635756.LC.FTS.B, 21.99%, 3/18/27 . . .	9,100	8,856	187864418.LC.FTS.B, 18.19%, 4/01/27 . . .	22,819	22,016
187318907.LC.FTS.B, 23.99%, 3/18/27 . . .	10,283	1,948	187825531.LC.FTS.B, 19.99%, 4/01/27 . . .	8,341	8,047
187345456.LC.FTS.B, 25.99%, 3/18/27 . . .	22,968	22,346	187845146.LC.FTS.B, 19.99%, 4/01/27 . . .	9,166	8,880
187235906.LC.FTS.B, 13.19%, 3/20/27 . . .	26,453	26,092	187585267.LC.FTS.B, 20.49%, 4/01/27 . . .	8,294	8,077
187350401.LC.FTS.B, 15.19%, 3/21/27 . . .	13,405	13,176	187845055.LC.FTS.B, 21.99%, 4/01/27 . . .	9,668	9,368
187159940.LC.FTS.B, 17.19%, 3/21/27 . . .	8,545	8,408	187865227.LC.FTS.B, 22.49%, 4/01/27 . . .	23,044	22,328
186875668.LC.FTS.B, 17.74%, 3/21/27 . . .	15,651	15,379	187651859.LC.FTS.B, 23.99%, 4/01/27 . . .	9,155	8,869
187352932.LC.FTS.B, 21.99%, 3/21/27 . . .	13,969	2,657	187860298.LC.FTS.B, 23.99%, 4/01/27 . . .	5,548	5,375
187402362.LC.FTS.B, 21.99%, 3/21/27 . . .	11,830	11,518	187818380.LC.FTS.B, 25.99%, 4/01/27 . . .	6,500	6,296
187336721.LC.FTS.B, 22.99%, 3/21/27 . . .	24,799	103	187860052.LC.FTS.B, 22.99%, 4/03/27 . . .	9,142	8,861
187352723.LC.FTS.B, 18.99%, 3/22/27 . . .	22,232	4,102	187587561.LC.FTS.B, 23.99%, 4/03/27 . . .	20,057	19,448
186943464.LC.FTS.B, 18.99%, 3/25/27 . . .	18,209	17,204	187095846.LC.FTS.B, 18.99%, 4/04/27 . . .	22,862	22,252
187492389.LC.FTS.B, 18.99%, 3/25/27 . . .	5,057	4,944	187891277.LC.FTS.B, 21.49%, 4/04/27 . . .	18,395	17,833
187214955.LC.FTS.B, 20.99%, 3/25/27 . . .	9,131	8,932	187787243.LC.FTS.B, 21.99%, 4/04/27 . . .	14,732	14,282
187598322.LC.FTS.B, 21.99%, 3/25/27 . . .	22,691	22,135	187840847.LC.FTS.B, 22.49%, 4/04/27 . . .	13,826	13,403
187547364.LC.FTS.B, 23.19%, 3/25/27 . . .	11,864	11,573	187917369.LC.FTS.B, 22.49%, 4/04/27 . . .	15,670	15,208
187584837.LC.FTS.B, 23.49%, 3/25/27 . . .	16,195	2,981	187765035.LC.FTS.B, 23.99%, 4/04/27 . . .	22,193	21,512
187430105.LC.FTS.B, 25.99%, 3/25/27 . . .	11,025	10,752	187819878.LC.FTS.B, 18.99%, 4/05/27 . . .	18,335	17,581
187593197.LC.FTS.B, 13.19%, 3/28/27 . . .	23,100	22,720	187826108.LC.FTS.B, 18.99%, 4/05/27 . . .	18,290	16,977
187600393.LC.FTS.B, 13.19%, 3/28/27 . . .	10,598	10,467	187948430.LC.FTS.B, 19.99%, 4/05/27 . . .	29,332	27,831
187611207.LC.FTS.B, 18.99%, 3/28/27. . .	18,061	17,512	187967430.LC.FTS.B, 20.99%, 4/05/27 . . .	18,742	18,013
186696299.LC.FTS.B, 19.99%, 3/28/27 . . .	18,652	18,261	187981773.LC.FTS.B, 22.99%, 4/05/27 . . .	23,069	22,370
187609544.LC.FTS.B, 19.99%, 3/28/27 . . .	18,107	17,708	187967050.LC.FTS.B, 18.99%, 4/06/27 . . .	30,864	29,548
187644231.LC.FTS.B, 19.99%, 3/28/27 . . .	16,297	15,938	187277454.LC.FTS.B, 19.44%, 4/06/27 . . .	35,703	34,621
186713472.LC.FTS.B, 20.99%, 3/28/27 . . .	16,168	15,851	188021275.LC.FTS.B, 20.49%, 4/06/27 . . .	23,094	4,053
187621983.LC.FTS.B, 20.99%, 3/28/27 . . .	11,800	11,540	188031790.LC.FTS.B, 20.49%, 4/06/27 . . .	18,353	17,872
186652351.LC.FTS.B, 23.99%, 3/28/27 . . .	27,741	26,622	188023733.LC.FTS.B, 20.99%, 4/06/27 . . .	7,350	7,156
187636626.LC.FTS.B, 23.99%, 3/28/27 . . .	9,740	9,516	188040936.LC.FTS.B, 20.99%, 4/06/27 . . .	13,781	13,419

franklintempleton.com	The accompanying notes are an integral part of these financial statements.			Annual Report	59

FRANKLIN LIMITED DURATION INCOME TRUST SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
	Principal
Description	Amount	Value
Marketplace Loans (continued)
LendingClub Corp. - LCX PM (continued)
188026351.LC.FTS.B, 22.99%, 4/06/27 . . .	$ 17,348	$16,828
187804219.LC.FTS.B, 25.99%, 4/07/27 . . .	7,475	7,258
187785381.LC.FTS.B, 23.99%, 4/08/27 . . .	32,774	31,914
187683423.LC.FTS.B, 20.99%, 4/09/27 . . .	18,483	18,034
187403735.LC.FTS.B, 22.49%, 4/10/27 . . .	12,944	12,589
187951931.LC.FTS.B, 22.99%, 4/10/27 . . .	27,786	26,791
187944849.LC.FTS.B, 20.44%, 4/14/27 . . .	9,226	8,900
187273598.LC.FTS.B, 18.99%, 4/15/27 . . .	28,241	21,736
187744654.LC.FTS.B, 18.99%, 4/15/27 . . .	27,560	26,723
187248830.LC.FTS.B, 20.99%, 4/15/27 . . .	24,798	23,401
188025408.LC.FTS.B, 20.99%, 4/15/27 . . .	7,394	7,229
187938826.LC.FTS.B, 21.49%, 4/15/27 . . .	4,781	578
187995587.LC.FTS.B, 22.99%, 4/15/27 . . .	17,842	17,383
187298854.LC.FTS.B, 23.49%, 4/15/27 . . .	31,687	30,872
187875007.LC.FTS.B, 25.99%, 4/15/27 . . .	9,402	9,181
187337224.LC.FTS.B, 23.49%, 4/16/27 . . .	37,446	36,055
187875093.LC.FTS.B, 20.99%, 4/18/27 . . .	18,528	18,050
187946130.LC.FTS.B, 19.99%, 4/20/27 . . .	23,149	21,969
187906511.LC.FTS.B, 22.99%, 4/20/27. . .	11,204	10,954
187945139.LC.FTS.B, 21.99%, 4/24/27 . . .	19,605	19,023
187376525.LC.FTS.B, 20.99%, 4/28/27 . . .	24,019	311
187316257.LC.FTS.B, 10%, 10/21/27.. . . .	19,302	14,915
187417305.LC.FTS.B, 15%, 11/20/27.. . . .	9,736	7,589
		3,951,139
Prosper Funding LLC

1608023.PS.FTS.B, 13.5%, 8/19/24. . . . . .	5,444	5,272
1618173.PS.FTS.B, 16.8%, 8/19/24. . . . . .	4,338	4,191
1618560.PS.FTS.B, 24.6%, 8/20/24. . . . . .	1,336	1,318
1619001.PS.FTS.B, 13.56%, 8/23/24. . . . .	12,041	11,672
1618176.PS.FTS.B, 15.1%, 8/23/24. . . . . .	1,837	1,774
1619013.PS.FTS.B, 16.1%, 8/23/24. . . . . .	2,150	2,080
1612279.PS.FTS.B, 17.1%, 8/23/24. . . . . .	1,853	1,820
1610345.PS.FTS.B, 19%, 8/24/24.. . . . . . .	1,249	1,222
1620576.PS.FTS.B, 16.6%, 8/25/24. . . . . .	3,082	2,983
1614442.PS.FTS.B, 24.6%, 8/25/24. . . . . .	2,897	2,864
1610672.PS.FTS.B, 24.8%, 8/25/24. . . . . .	1,603	52
1614934.PS.FTS.B, 13.4%, 8/26/24. . . . . .	2,115	2,051
1614493.PS.FTS.B, 14.89%, 8/26/24. . . . .	1,525	1,480
1615996.PS.FTS.B, 16.8%, 8/30/24. . . . . .	1,930	1,846
1609517.PS.FTS.B, 15.2%, 8/31/24. . . . . .	12,812	12,371
1623869.PS.FTS.B, 14.19%, 9/21/24. . . . .	3,169	3,094
1623890.PS.FTS.B, 15.86%, 9/21/24. . . . .	3,081	2,979
1634202.PS.FTS.B, 17.49%, 9/21/24. . . . .	14,840	14,349
1633995.PS.FTS.B, 19.8%, 9/21/24. . . . . .	6,857	6,707
1628602.PS.FTS.B, 13%, 9/22/24.. . . . . . .	3,148	3,048
1628368.PS.FTS.B, 20.57%, 9/22/24. . . . .	12,987	12,708
1625354.PS.FTS.B, 13%, 9/23/24.. . . . . . .	8,816	8,536
1635849.PS.FTS.B, 13.59%, 9/23/24. . . . .	5,054	4,891
1625321.PS.FTS.B, 17.96%, 9/23/24. . . . .	6,166	5,171
1612918.PS.FTS.B, 20.9%, 9/23/24. . . . . .	8,088	4,417
1630159.PS.FTS.B, 12.3%, 9/24/24. . . . . .	1,882	1,822
1626488.PS.FTS.B, 13.9%, 9/24/24. . . . . .	4,430	4,290
1626389.PS.FTS.B, 14.31%, 9/24/24. . . . .	2,537	2,456
1630150.PS.FTS.B, 15.03%, 9/24/24. . . . .	2,547	2,466
1630498.PS.FTS.B, 12.4%, 9/27/24. . . . . .	8,175	7,918
1637430.PS.FTS.B, 14.7%, 9/27/24. . . . . .	5,638	5,453
1627091.PS.FTS.B, 16%, 9/27/24.. . . . . . .	8,321	8,065
	Principal
Description	Amount	Value
Prosper Funding LLC (continued)
1630435.PS.FTS.B, 16.9%, 9/27/24. . . . . .	$ 13,766	$13,342
1628009.PS.FTS.B, 15.5%, 9/28/24. . . . . .	3,670	3,504
1628039.PS.FTS.B, 18.41%, 9/28/24. . . . .	2,293	2,223
1632463.PS.FTS.B, 16.5%, 9/29/24. . . . . .	6,681	6,658
1630306.PS.FTS.B, 11.7%, 9/30/24. . . . . .	9,812	9,494
1636029.PS.FTS.B, 13.7%, 9/30/24. . . . . .	3,301	3,192
1637622.PS.FTS.B, 16.6%, 10/02/24. . . . .	2,011	1,942
1637586.PS.FTS.B, 16%, 10/10/24.. . . . . .	6,720	6,485
1648303.PS.FTS.B, 16%, 10/26/24.. . . . . .	6,666	6,446
1655001.PS.FTS.B, 16%, 10/26/24.. . . . . .	1,333	1,299
1655370.PS.FTS.B, 15.29%, 10/27/24. . . .	2,655	2,569
1649503.PS.FTS.B, 11.5%, 10/28/24. . . . .	13,576	13,146
1649281.PS.FTS.B, 11.7%, 10/28/24. . . . .	6,786	6,573
1646051.PS.FTS.B, 11.79%, 10/28/24. . . .	6,789	6,576
1649506.PS.FTS.B, 14.56%, 10/28/24. . . .	10,319	9,997
1656375.PS.FTS.B, 17%, 10/28/24.. . . . . .	2,088	2,044
1646441.PS.FTS.B, 11.7%, 10/29/24. . . . .	10,229	10,018
1656663.PS.FTS.B, 11.86%, 10/29/24. . . .	3,946	3,827
1646795.PS.FTS.B, 13.9%, 10/29/24. . . . .	7,544	7,398
1646834.PS.FTS.B, 15.4%, 10/29/24. . . . .	23,344	22,923
1651180.PS.FTS.B, 14.89%, 11/01/24 . . . .	13,160	12,588
1648862.PS.FTS.B, 20.34%, 11/02/24. . . .	5,294	5,096
1649965.PS.FTS.B, 17.2%, 11/04/24. . . . .	6,992	6,801
1654753.PS.FTS.B, 11.89%, 11/05/24 . . . .	475	468
1650980.PS.FTS.B, 12.29%, 11/05/24. . . .	12,940	12,455
1654294.PS.FTS.B, 14.56%, 11/05/24. . . .	10,313	9,927
1650983.PS.FTS.B, 15.1%, 11/05/24. . . . .	4,140	3,958
1660971.PS.FTS.B, 16.6%, 11/05/24. . . . .	9,527	356
1651820.PS.FTS.B, 12.2%, 11/08/24. . . . .	7,819	7,532
1658125.PS.FTS.B, 13.87%, 11/08/24. . . .	5,691	3,198
1651811.PS.FTS.B, 14.6%, 11/08/24 . . . . .	3,095	2,967
1658437.PS.FTS.B, 14.6%, 11/08/24. . . . .	10,315	9,889
1664799.PS.FTS.B, 15.1%, 11/08/24. . . . .	9,869	9,508
1664823.PS.FTS.B, 16%, 11/08/24.. . . . . .	1,384	1,327
1664817.PS.FTS.B, 16.2%, 11/08/24. . . . .	1,386	1,338
1664820.PS.FTS.B, 18.5%, 11/08/24. . . . .	14,003	13,524
1652738.PS.FTS.B, 10.8%, 11/09/24. . . . .	2,718	2,618
1652447.PS.FTS.B, 12%, 11/09/24.. . . . . .	1,272	1,232
1656186.PS.FTS.B, 13.41%, 11/10/24. . . .	11,707	11,287
1660369.PS.FTS.B, 15.89%, 11/10/24. . . .	17,296	16,924
1646069.PS.FTS.B, 11.7%, 11/11/24.. . . . .	5,638	3,068
1667217.PS.FTS.B, 9.71%, 11/15/24. . . . .	5,384	5,188
1655423.PS.FTS.B, 15.39%, 11/15/24. . . .	13,805	13,493
1658122.PS.FTS.B, 19.56%, 11/15/24. . . .	12,012	11,562
1673226.PS.FTS.B, 18.41%, 11/22/24. . . .	5,949	5,734
1645250.PS.FTS.B, 13.7%, 11/26/24. . . . .	2,782	2,651
1661251.PS.FTS.B, 16.7%, 11/26/24. . . . .	6,380	1,577
1678333.PS.FTS.B, 12%, 12/14/24.. . . . . .	4,586	4,423
1672694.PS.FTS.B, 13.36%, 12/14/24. . . .	3,549	3,423
1672271.PS.FTS.B, 13.59%, 12/14/24. . . .	6,750	6,477
1672649.PS.FTS.B, 14%, 12/14/24.. . . . . .	10,677	10,245
1678330.PS.FTS.B, 14.39%, 12/14/24. . . .	6,061	5,815
1672679.PS.FTS.B, 15.12%, 12/14/24. . . .	1,431	1,373
1678708.PS.FTS.B, 16.7%, 12/14/24. . . . .	7,201	6,910
1685598.PS.FTS.B, 16.8%, 12/14/24. . . . .	3,602	3,456
1685604.PS.FTS.B, 19.6%, 12/14/24. . . . .	1,316	1,271
1672946.PS.FTS.B, 13.81%, 12/15/24. . . .	17,283	16,674
1673333.PS.FTS.B, 13.96%, 12/15/24. . . .	5,693	5,493
60	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
	Principal			Principal
Description	Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Prosper Funding LLC (continued)			Prosper Funding LLC (continued)
1685970.PS.FTS.B, 14.09%, 12/15/24. . . .	$ 7,629	$1,797	1722525.PS.FTS.B, 19.5%, 2/16/25. . . . . .	$ 2,096	$2,012
1685919.PS.FTS.B, 16.7%, 12/15/24. . . . .	16,563	15,899	1722444.PS.FTS.B, 22.6%, 2/16/25. . . . . .	83	52
1672931.PS.FTS.B, 16.9%, 12/15/24. . . . .	14,415	13,837	1722105.PS.FTS.B, 25.11%, 2/16/25. . . . .	3,165	3,062
1685940.PS.FTS.B, 17%, 12/15/24.. . . . . .	1,442	1,394	1710242.PS.FTS.B, 13%, 2/17/25.. . . . . . .	6,455	6,234
1685934.PS.FTS.B, 18.41%, 12/15/24. . . .	2,901	2,785	1717210.PS.FTS.B, 11.4%, 2/18/25. . . . . .	3,775	3,647
1673135.PS.FTS.B, 22.6%, 12/15/24. . . . .	1,664	242	1717363.PS.FTS.B, 17.8%, 2/18/25. . . . . .	8,882	8,563
1673894.PS.FTS.B, 11.79%, 12/16/24. . . .	4,934	4,761	1709564.PS.FTS.B, 15.2%, 2/20/25. . . . . .	3,069	2,942
1680064.PS.FTS.B, 15.8%, 12/16/24. . . . .	2,870	2,756	1718419.PS.FTS.B, 13.9%, 2/22/25. . . . . .	3,428	3,294
1680763.PS.FTS.B, 14%, 12/17/24.. . . . . .	7,118	6,838	1718422.PS.FTS.B, 14.09%, 2/22/25. . . . .	8,386	8,059
1687713.PS.FTS.B, 16.1%, 12/17/24. . . . .	5,387	5,175	1718395.PS.FTS.B, 22.6%, 2/22/25. . . . . .	11,817	11,438
1674923.PS.FTS.B, 16%, 12/20/24.. . . . . .	10,052	9,745	1720668.PS.FTS.B, 16.95%, 2/28/25. . . . .	20,005	19,161
1682398.PS.FTS.B, 17.8%, 12/21/24. . . . .	18,796	15,801	1739683.PS.FTS.B, 10.44%, 3/22/25. . . . .	3,115	3,019
1684060.PS.FTS.B, 24.09%, 12/23/24. . . .	11,134	10,895	1732931.PS.FTS.B, 10.5%, 3/22/25. . . . . .	11,684	11,325
1693036.PS.FTS.B, 13%, 1/11/25.. . . . . . .	18,134	17,479	1739638.PS.FTS.B, 10.5%, 3/22/25. . . . . .	5,842	5,662
1700988.PS.FTS.B, 10.8%, 1/12/25. . . . . .	5,813	5,604	1733486.PS.FTS.B, 11.7%, 3/22/25. . . . . .	11,732	11,372
1688222.PS.FTS.B, 11.5%, 1/12/25. . . . . .	6,559	6,336	1732964.PS.FTS.B, 11.86%, 3/22/25. . . . .	7,826	7,586
1700688.PS.FTS.B, 13%, 1/12/25.. . . . . . .	7,342	7,078	1743183.PS.FTS.B, 12.06%, 3/22/25. . . . .	3,540	3,403
1687916.PS.FTS.B, 13.13%, 1/12/25. . . . .	8,831	8,453	1740130.PS.FTS.B, 12.15%, 3/22/25. . . . .	12,357	11,879
1693783.PS.FTS.B, 13.6%, 1/12/25. . . . . .	2,208	2,115	1732925.PS.FTS.B, 12.54%, 3/22/25. . . . .	11,765	11,405
1693810.PS.FTS.B, 13.7%, 1/12/25. . . . . .	6,595	6,317	1740193.PS.FTS.B, 12.9%, 3/22/25. . . . . .	7,853	7,612
1700679.PS.FTS.B, 13.8%, 1/12/25. . . . . .	11,048	10,651	1733219.PS.FTS.B, 13%, 3/22/25.. . . . . . .	3,142	3,046
1688228.PS.FTS.B, 15.5%, 1/12/25. . . . . .	3,188	3,054	1733510.PS.FTS.B, 13%, 3/22/25.. . . . . . .	3,928	3,808
1694194.PS.FTS.B, 24.4%, 1/12/25. . . . . .	2,300	2,227	1739665.PS.FTS.B, 13.5%, 3/22/25. . . . . .	14,006	13,465
1688984.PS.FTS.B, 13.8%, 1/13/25. . . . . .	13,258	12,785	1732946.PS.FTS.B, 13.59%, 3/22/25. . . . .	11,807	11,350
1701405.PS.FTS.B, 14.94%, 1/13/25. . . . .	7,399	7,089	1733531.PS.FTS.B, 13.9%, 3/22/25. . . . . .	6,890	928
1695040.PS.FTS.B, 16.7%, 1/13/25. . . . . .	11,174	10,706	1742658.PS.FTS.B, 13.9%, 3/22/25. . . . . .	5,515	5,302
1695043.PS.FTS.B, 16.7%, 1/13/25. . . . . .	14,899	14,355	1742880.PS.FTS.B, 13.9%, 3/22/25. . . . . .	1,439	1,395
1689398.PS.FTS.B, 15.4%, 1/14/25. . . . . .	4,447	4,263	1740127.PS.FTS.B, 14.89%, 3/22/25. . . . .	3,952	3,800
1689236.PS.FTS.B, 17.59%, 1/14/25. . . . .	3,755	3,610	1743186.PS.FTS.B, 14.89%, 3/22/25. . . . .	2,925	2,812
1689656.PS.FTS.B, 23%, 1/14/25.. . . . . . .	11,440	11,092	1742688.PS.FTS.B, 15.29%, 3/22/25. . . . .	3,166	3,044
1695748.PS.FTS.B, 24.4%, 1/14/25. . . . . .	1,533	1,486	1743240.PS.FTS.B, 15.29%, 3/22/25. . . . .	5,541	5,327
1690268.PS.FTS.B, 11.4%, 1/18/25. . . . . .	3,674	3,549	1742661.PS.FTS.B, 16%, 3/22/25.. . . . . . .	5,056	4,858
1703232.PS.FTS.B, 21%, 1/18/25.. . . . . . .	1,514	1,472	1732934.PS.FTS.B, 16.39%, 3/22/25. . . . .	2,679	2,575
1704948.PS.FTS.B, 13.05%, 1/19/25. . . . .	9,546	9,220	1732961.PS.FTS.B, 17.7%, 3/22/25. . . . . .	2,386	2,302
1704396.PS.FTS.B, 17.8%, 1/19/25. . . . . .	1,642	232	1740157.PS.FTS.B, 17.8%, 3/22/25. . . . . .	7,979	7,686
1690376.PS.FTS.B, 14.04%, 1/21/25. . . . .	8,861	8,501	1742655.PS.FTS.B, 17.96%, 3/22/25. . . . .	5,588	5,373
1698164.PS.FTS.B, 22.7%, 1/28/25. . . . . .	1,571	1,537	1739644.PS.FTS.B, 18.5%, 3/22/25. . . . . .	7,997	7,704
1705293.PS.FTS.B, 14.79%, 1/29/25. . . . .	5,380	5,238	1742667.PS.FTS.B, 20.46%, 3/22/25. . . . .	1,609	1,550
1694638.PS.FTS.B, 21.8%, 2/06/25. . . . . .	5,431	5,229	1743195.PS.FTS.B, 21%, 3/22/25.. . . . . . .	1,585	1,535
1701438.PS.FTS.B, 15.07%, 2/08/25. . . . .	15,510	14,971	1740142.PS.FTS.B, 21.2%, 3/22/25. . . . . .	12,096	11,683
1707662.PS.FTS.B, 13.9%, 2/14/25. . . . . .	4,571	4,379	1740166.PS.FTS.B, 22.5%, 3/22/25. . . . . .	6,882	6,630
1720674.PS.FTS.B, 22.6%, 2/14/25. . . . . .	1,570	1,517	1742646.PS.FTS.B, 22.5%, 3/22/25. . . . . .	6,477	6,240
1714348.PS.FTS.B, 24.4%, 2/14/25. . . . . .	1,815	1,763	1739668.PS.FTS.B, 24.09%, 3/22/25. . . . .	1,817	–
1721649.PS.FTS.B, 13.3%, 2/15/25. . . . . .	22,807	22,014	1733501.PS.FTS.B, 24.3%, 3/22/25. . . . . .	12,210	11,793
1721043.PS.FTS.B, 13.5%, 2/15/25. . . . . .	7,608	7,343	1743174.PS.FTS.B, 24.4%, 3/22/25. . . . . .	4,071	3,932
1714735.PS.FTS.B, 13.6%, 2/15/25. . . . . .	6,697	6,418	1740133.PS.FTS.B, 24.51%, 3/22/25. . . . .	3,367	2,818
1708097.PS.FTS.B, 13.7%, 2/15/25. . . . . .	4,949	4,742	1739647.PS.FTS.B, 25.11%, 3/22/25. . . . .	8,159	7,881
1714504.PS.FTS.B, 14.89%, 2/15/25. . . . .	3,823	3,663	1740088.PS.FTS.B, 25.4%, 3/22/25. . . . . .	2,987	2,957
1714807.PS.FTS.B, 15.29%, 2/15/25. . . . .	2,680	2,568	1742691.PS.FTS.B, 25.4%, 3/22/25. . . . . .	4,730	4,579
1720839.PS.FTS.B, 15.29%, 2/15/25. . . . .	2,297	2,201	1743513.PS.FTS.B, 11.4%, 3/23/25. . . . . .	7,032	6,818
1720845.PS.FTS.B, 15.29%, 2/15/25. . . . .	1,531	1,467	1733924.PS.FTS.B, 11.79%, 3/23/25. . . . .	3,911	3,792
1714516.PS.FTS.B, 15.4%, 2/15/25. . . . . .	9,191	8,808	1740487.PS.FTS.B, 11.86%, 3/23/25. . . . .	7,826	7,588
1721055.PS.FTS.B, 16%, 2/15/25.. . . . . . .	4,622	4,440	1740736.PS.FTS.B, 12%, 3/23/25.. . . . . . .	3,523	3,416
1708859.PS.FTS.B, 17%, 2/15/25.. . . . . . .	9,939	9,565	1734089.PS.FTS.B, 12.54%, 3/23/25. . . . .	10,202	9,892
1708151.PS.FTS.B, 19.5%, 2/15/25. . . . . .	9,322	8,971	1733798.PS.FTS.B, 13.1%, 3/23/25. . . . . .	12,573	12,191
1708856.PS.FTS.B, 21.2%, 2/15/25. . . . . .	4,427	891	1734008.PS.FTS.B, 13.36%, 3/23/25. . . . .	1,606	1,557
1721049.PS.FTS.B, 22%, 2/15/25.. . . . . . .	7,833	7,537	1740478.PS.FTS.B, 13.8%, 3/23/25. . . . . .	19,691	18,938
1716298.PS.FTS.B, 11.4%, 2/16/25. . . . . .	4,544	4,391	1740493.PS.FTS.B, 13.9%, 3/23/25. . . . . .	12,261	10,048

franklintempleton.com	The accompanying notes are an integral part of these financial statements.			Annual Report	61

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
		Principal			Principal
Description		Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Prosper Funding LLC (continued)				Prosper Funding LLC (continued)
1733819.PS.FTS.B, 14.49%, 3/23/25. . . . .		$ 7,894	$7,593	1735697.PS.FTS.B, 13.3%, 3/25/25. . . . . .	$ 1,949	$1,875
1734275.PS.FTS.B, 15%, 3/23/25.. . . . . . .		7,908	7,606	1742152.PS.FTS.B, 13.77%, 3/25/25. . . . .	4,757	4,578
1733825.PS.FTS.B, 15.2%, 3/23/25. . . . . .		7,913	7,611	1745604.PS.FTS.B, 14.09%, 3/25/25. . . . .	7,491	7,144
1740964.PS.FTS.B, 15.2%, 3/23/25. . . . . .		5,143	4,947	1742521.PS.FTS.B, 14.39%, 3/25/25. . . . .	2,485	2,369
1743555.PS.FTS.B, 15.2%, 3/23/25. . . . . .		7,834	7,534	1735790.PS.FTS.B, 14.6%, 3/25/25. . . . . .	1,900	1,836
1733942.PS.FTS.B, 15.86%, 3/23/25. . . . .		2,396	2,304	1742503.PS.FTS.B, 15.12%, 3/25/25. . . . .	959	932
1733657.PS.FTS.B, 16%, 3/23/25.. . . . . . .		7,950	7,646	1735733.PS.FTS.B, 15.29%, 3/25/25. . . . .	22,319	1,200
1734398.PS.FTS.B, 16%, 3/23/25.. . . . . . .		7,933	7,631	1735757.PS.FTS.B, 16%, 3/25/25.. . . . . . .	23,822	22,930
1740886.PS.FTS.B, 16%, 3/23/25.. . . . . . .		7,877	7,573	1742158.PS.FTS.B, 16%, 3/25/25.. . . . . . .	7,140	6,873
1744086.PS.FTS.B, 16%, 3/23/25.. . . . . . .		6,218	294	1742509.PS.FTS.B, 16%, 3/25/25.. . . . . . .	19,833	19,091
1741156.PS.FTS.B, 16.3%, 3/23/25. . . . . .		5,162	4,975	1745583.PS.FTS.B, 17.8%, 3/25/25. . . . . .	1,517	1,465
1733828.PS.FTS.B, 17%, 3/23/25.. . . . . . .		4,775	4,603	1735376.PS.FTS.B, 19.5%, 3/25/25. . . . . .	12,033	11,611
1743576.PS.FTS.B, 17.5%, 3/23/25. . . . . .		1,594	1,537	1735778.PS.FTS.B, 21.8%, 3/25/25. . . . . .	6,292	929
1740595.PS.FTS.B, 17.8%, 3/23/25. . . . . .		1,378	1,349	1739659.PS.FTS.B, 22.03%, 3/25/25. . . . .	2,544	2,451
1743846.PS.FTS.B, 17.8%, 3/23/25. . . . . .		9,575	9,229	1735364.PS.FTS.B, 22.6%, 3/25/25. . . . . .	1,653	1,600
1740373.PS.FTS.B, 18.09%, 3/23/25. . . . .		3,195	3,079	1735736.PS.FTS.B, 24.99%, 3/25/25. . . . .	1,607	1,560
1741180.PS.FTS.B, 18.9%, 3/23/25. . . . . .		8,262	8,125	1735709.PS.FTS.B, 25.4%, 3/25/25. . . . . .	3,009	2,917
1734401.PS.FTS.B, 19%, 3/23/25.. . . . . . .		7,209	6,948	1744236.PS.FTS.B, 19.8%, 3/27/25. . . . . .	5,231	5,045
1734419.PS.FTS.B, 19.3%, 3/23/25. . . . . .		5,211	5,023	1742878.PS.FTS.B, 13.13%, 3/28/25. . . . .	6,082	5,860
1740703.PS.FTS.B, 19.47%, 3/23/25. . . . .		9,225	8,891	1743310.PS.FTS.B, 15.1%, 3/28/25. . . . . .	10,687	10,317
1740439.PS.FTS.B, 19.8%, 3/23/25. . . . . .		2,409	2,322	1745970.PS.FTS.B, 18.5%, 3/28/25. . . . . .	6,589	6,350
1743657.PS.FTS.B, 20.34%, 3/23/25. . . . .		2,413	2,326	1742851.PS.FTS.B, 19.5%, 3/28/25. . . . . .	3,180	3,073
1744005.PS.FTS.B, 20.4%, 3/23/25. . . . . .		8,044	7,754	1743232.PS.FTS.B, 19.5%, 3/28/25. . . . . .	8,259	7,982
1734152.PS.FTS.B, 21.2%, 3/23/25. . . . . .		2,016	1,949	1737404.PS.FTS.B, 11.5%, 3/29/25. . . . . .	3,228	3,168
1740553.PS.FTS.B, 21.5%, 3/23/25. . . . . .		2,825	2,723	1744162.PS.FTS.B, 14.39%, 3/29/25. . . . .	28,842	27,825
1740613.PS.FTS.B, 21.5%, 3/23/25. . . . . .		2,421	2,334	1737719.PS.FTS.B, 16.2%, 3/29/25. . . . . .	1,636	1,606
1743426.PS.FTS.B, 21.5%, 3/23/25. . . . . .		6,435	6,210	1744195.PS.FTS.B, 16.9%, 3/29/25. . . . . .	4,099	4,025
1733867.PS.FTS.B, 22.13%, 3/23/25. . . . .		3,235	3,118	1743577.PS.FTS.B, 18.8%, 3/29/25. . . . . .	6,594	6,467
1743627.PS.FTS.B, 22.13%, 3/23/25. . . . .		4,852	4,677	1744693.PS.FTS.B, 19.91%, 3/29/25. . . . .	9,004	8,874
1733837.PS.FTS.B, 22.6%, 3/23/25. . . . . .		1,620	1,565	1745428.PS.FTS.B, 12.4%, 3/30/25. . . . . .	14,565	14,060
1740631.PS.FTS.B, 22.6%, 3/23/25. . . . . .		1,620	1,565	1748103.PS.FTS.B, 15.84%, 3/30/25. . . . .	9,440	8,999
1743495.PS.FTS.B, 22.6%, 3/23/25. . . . . .		1,594	1,544	1734161.PS.FTS.B, 19.5%, 3/30/25. . . . . .	1,307	1,262
1743570.PS.FTS.B, 22.6%, 3/23/25. . . . . .		7,694	7,436	1738949.PS.FTS.B, 24.4%, 3/30/25. . . . . .	5,858	5,565
1743969.PS.FTS.B, 22.6%, 3/23/25. . . . . .		2,430	2,348	1743429.PS.FTS.B, 20.01%, 3/31/25. . . . .	8,306	7,998
1744029.PS.FTS.B, 22.6%, 3/23/25. . . . . .		3,239	3,131	1740421.PS.FTS.B, 10.5%, 4/01/25. . . . . .	4,839	4,697
1743654.PS.FTS.B, 23.4%, 3/23/25. . . . . .		2,435	2,354	1747135.PS.FTS.B, 21.5%, 4/01/25. . . . . .	1,695	983
1743645.PS.FTS.B, 24.3%, 3/23/25. . . . . .		2,442	2,360	1732979.PS.FTS.B, 12%, 4/05/25.. . . . . . .	10,158	9,859
1744230.PS.FTS.B, 24.99%, 3/23/25. . . . .		2,476	2,394	1749442.PS.FTS.B, 14.85%, 4/05/25. . . . .	20,383	19,492
1734074.PS.FTS.B, 25.56%, 3/23/25. . . . .		12,255	11,844	1752543.PS.FTS.B, 18.09%, 4/05/25. . . . .	12,348	11,781
1734836.PS.FTS.B, 11.7%, 3/24/25. . . . . .		7,821	7,585	1749448.PS.FTS.B, 18.41%, 4/05/25. . . . .	5,041	1,165
1744668.PS.FTS.B, 11.79%, 3/24/25. . . . .		4,694	4,553	1752546.PS.FTS.B, 19.3%, 4/05/25. . . . . .	4,940	4,717
1734512.PS.FTS.B, 12.15%, 3/24/25. . . . .		9,400	9,043	1749466.PS.FTS.B, 24.4%, 4/05/25. . . . . .	4,181	3,987
1734848.PS.FTS.B, 13.3%, 3/24/25. . . . . .		15,727	15,253	1743644.PS.FTS.B, 10.8%, 4/06/25. . . . . .	8,050	7,784
1741714.PS.FTS.B, 13.36%, 3/24/25. . . . .		11,562	11,214	1750219.PS.FTS.B, 11.86%, 4/06/25. . . . .	9,690	9,371
1744371.PS.FTS.B, 13.6%, 3/24/25. . . . . .		4,723	4,544	1753434.PS.FTS.B, 12.3%, 4/06/25. . . . . .	7,600	7,361
1734572.PS.FTS.B, 14.39%, 3/24/25. . . . .		1,421	1,381	1753443.PS.FTS.B, 12.5%, 4/06/25. . . . . .	8,091	7,740
1741633.PS.FTS.B, 15%, 3/24/25.. . . . . . .		6,326	6,087	1750264.PS.FTS.B, 14%, 4/06/25.. . . . . . .	6,501	6,219
1744692.PS.FTS.B, 15.29%, 3/24/25. . . . .		19,788	19,039	1743122.PS.FTS.B, 15%, 4/06/25.. . . . . . .	20,375	19,492
1734542.PS.FTS.B, 15.8%, 3/24/25. . . . . .		6,232	5,994	1750204.PS.FTS.B, 15.29%, 4/06/25. . . . .	10,604	10,144
1734809.PS.FTS.B, 16.8%, 3/24/25. . . . . .		4,772	4,592	1750210.PS.FTS.B, 15.86%, 4/06/25. . . . .	2,613	2,496
1741744.PS.FTS.B, 17.93%, 3/24/25. . . . .		1,738	251	1750243.PS.FTS.B, 15.86%, 4/06/25. . . . .	8,170	7,816
1734938.PS.FTS.B, 18.5%, 3/24/25. . . . . .		3,998	3,856	1750234.PS.FTS.B, 17.96%, 4/06/25. . . . .	3,333	3,250
1744779.PS.FTS.B, 18.9%, 3/24/25. . . . . .		10,048	9,781	1753404.PS.FTS.B, 18.2%, 4/06/25. . . . . .	10,179	9,724
1734458.PS.FTS.B, 21%, 3/24/25.. . . . . . .		1,612	1,559	1743638.PS.FTS.B, 19.5%, 4/06/25. . . . . .	8,254	7,878
1734929.PS.FTS.B, 22.6%, 3/24/25. . . . . .		1,620	1,566	1742473.PS.FTS.B, 22.6%, 4/06/25. . . . . .	3,361	3,246
1734947.PS.FTS.B, 24.5%, 3/24/25. . . . . .		12,217	11,815	1742670.PS.FTS.B, 22.6%, 4/06/25. . . . . .	5,462	5,266
1741252.PS.FTS.B, 24.95%, 3/24/25. . . . .		8,156	7,887	1750252.PS.FTS.B, 22.6%, 4/06/25. . . . . .	1,665	1,589
1741777.PS.FTS.B, 25.3%, 3/24/25. . . . . .		1,633	1,579	1750216.PS.FTS.B, 24.86%, 4/06/25. . . . .	1,626	1,554

62	Annual Report	The accompanying notes are an integral part of these financial statements.			franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
	Principal			Principal
Description	Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Prosper Funding LLC (continued)			Prosper Funding LLC (continued)
1753449.PS.FTS.B, 25.11%, 4/06/25. . . . .	$ 7,037	$6,716	1742813.PS.FTS.B, 22.5%, 4/28/25. . . . . .	$ 8,700	$8,302
1754352.PS.FTS.B, 11.4%, 4/07/25. . . . . .	5,645	5,460	1750627.PS.FTS.B, 17.28%, 4/30/25. . . . .	8,144	7,806
1751065.PS.FTS.B, 11.97%, 4/07/25. . . . .	6,947	6,720	1749472.PS.FTS.B, 19.8%, 1/05/26. . . . . .	4,577	4,381
1744583.PS.FTS.B, 12.02%, 4/07/25. . . . .	1,616	1,563	1752361.PS.FTS.B, 25.4%, 1/11/26. . . . . .	4,532	4,335
1744388.PS.FTS.B, 13%, 4/07/25.. . . . . . .	12,559	12,149	1605548.PS.FTS.B, 12.3%, 8/16/26. . . . . .	10,271	9,891
1751041.PS.FTS.B, 13.3%, 4/07/25. . . . . .	9,732	9,313	1615743.PS.FTS.B, 12.3%, 8/16/26. . . . . .	11,456	11,032
1744562.PS.FTS.B, 13.36%, 4/07/25. . . . .	4,461	4,316	1615752.PS.FTS.B, 14.79%, 8/16/26. . . . .	9,608	9,184
1754340.PS.FTS.B, 13.5%, 4/07/25. . . . . .	8,114	7,766	1609009.PS.FTS.B, 15.79%, 8/16/26. . . . .	8,852	8,461
1750615.PS.FTS.B, 13.6%, 4/07/25. . . . . .	5,795	3,236	1605551.PS.FTS.B, 18.3%, 8/16/26. . . . . .	10,421	10,087
1754337.PS.FTS.B, 15.1%, 4/07/25. . . . . .	3,669	3,511	1615977.PS.FTS.B, 12.7%, 8/17/26. . . . . .	19,320	18,608
1750510.PS.FTS.B, 15.12%, 4/07/25. . . . .	28,534	27,308	1606481.PS.FTS.B, 15%, 8/17/26.. . . . . . .	8,817	8,431
1753821.PS.FTS.B, 16.29%, 4/07/25. . . . .	3,272	3,125	1606805.PS.FTS.B, 15.5%, 8/17/26. . . . . .	12,054	11,526
1753974.PS.FTS.B, 16.5%, 4/07/25. . . . . .	1,637	1,564	1605848.PS.FTS.B, 19.6%, 8/17/26. . . . . .	9,600	9,292
1753815.PS.FTS.B, 18.9%, 4/07/25. . . . . .	7,416	7,083	1617531.PS.FTS.B, 13.24%, 8/18/26. . . . .	7,147	6,885
1751035.PS.FTS.B, 19.41%, 4/07/25. . . . .	18,153	17,338	1610149.PS.FTS.B, 14.2%, 8/18/26. . . . . .	7,982	7,690
1751062.PS.FTS.B, 22.6%, 4/07/25. . . . . .	1,706	1,035	1607264.PS.FTS.B, 16.2%, 8/18/26. . . . . .	12,097	11,571
1753704.PS.FTS.B, 23.4%, 4/07/25. . . . . .	2,991	1,816	1618068.PS.FTS.B, 17%, 8/19/26.. . . . . . .	16,482	13,624
1754517.PS.FTS.B, 13.3%, 4/08/25. . . . . .	15,165	14,674	1608413.PS.FTS.B, 17.24%, 8/20/26. . . . .	5,675	5,432
1751986.PS.FTS.B, 13.4%, 4/08/25. . . . . .	3,650	3,495	1618512.PS.FTS.B, 18.5%, 8/20/26. . . . . .	7,342	7,027
1745267.PS.FTS.B, 13.6%, 4/08/25. . . . . .	14,761	7,856	1619655.PS.FTS.B, 24.6%, 8/24/26. . . . . .	3,302	3,240
1754667.PS.FTS.B, 13.7%, 4/08/25. . . . . .	4,634	2,568	1618251.PS.FTS.B, 20%, 8/26/26.. . . . . . .	2,124	540
1744877.PS.FTS.B, 14.6%, 4/08/25. . . . . .	3,275	3,137	1615561.PS.FTS.B, 15%, 8/27/26.. . . . . . .	2,721	2,615
1752052.PS.FTS.B, 16.4%, 4/08/25. . . . . .	20,456	19,585	1615746.PS.FTS.B, 21.2%, 8/27/26. . . . . .	9,814	–
1751287.PS.FTS.B, 17%, 4/08/25.. . . . . . .	2,381	2,279	1615740.PS.FTS.B, 16.63%, 9/09/26. . . . .	12,372	11,809
1744745.PS.FTS.B, 17.8%, 4/08/25. . . . . .	6,461	6,179	1626757.PS.FTS.B, 13.93%, 9/20/26. . . . .	12,889	12,422
1745360.PS.FTS.B, 23.4%, 4/08/25. . . . . .	4,170	3,985	1633734.PS.FTS.B, 16.63%, 9/20/26. . . . .	3,200	3,063
1754331.PS.FTS.B, 15%, 4/10/25.. . . . . . .	4,114	3,937	1623083.PS.FTS.B, 19.23%, 9/20/26. . . . .	9,141	8,838
1743668.PS.FTS.B, 23.4%, 4/10/25. . . . . .	3,766	3,594	1624235.PS.FTS.B, 12.7%, 9/21/26. . . . . .	7,251	6,990
1745699.PS.FTS.B, 13.3%, 4/11/25. . . . . .	23,518	22,542	1627891.PS.FTS.B, 15.1%, 9/21/26. . . . . .	12,114	11,602
1755468.PS.FTS.B, 14.49%, 4/11/25. . . . .	20,345	19,501	1627885.PS.FTS.B, 15.29%, 9/21/26. . . . .	15,504	14,848
1752298.PS.FTS.B, 15.8%, 4/11/25. . . . . .	8,169	7,830	1627345.PS.FTS.B, 18.78%, 9/21/26. . . . .	8,294	8,023
1752310.PS.FTS.B, 16.2%, 4/11/25. . . . . .	7,360	7,045	1628383.PS.FTS.B, 12.87%, 9/22/26. . . . .	7,172	6,916
1755480.PS.FTS.B, 16.8%, 4/11/25. . . . . .	18,686	–	1635105.PS.FTS.B, 14.53%, 9/22/26. . . . .	7,080	6,840
1743370.PS.FTS.B, 17.2%, 4/11/25. . . . . .	17,370	16,772	1635534.PS.FTS.B, 16.5%, 9/23/26. . . . . .	12,311	11,798
1755903.PS.FTS.B, 19.3%, 4/11/25. . . . . .	5,774	5,527	1629604.PS.FTS.B, 12.3%, 9/24/26. . . . . .	7,236	6,980
1745684.PS.FTS.B, 21.8%, 4/11/25. . . . . .	6,644	6,359	1637625.PS.FTS.B, 11.6%, 9/28/26. . . . . .	21,935	21,179
1745741.PS.FTS.B, 22.6%, 4/11/25. . . . . .	12,484	11,954	1630147.PS.FTS.B, 14.38%, 9/30/26. . . . .	20,731	19,997
1755867.PS.FTS.B, 24.4%, 4/11/25. . . . . .	3,763	3,603	1605545.PS.FTS.B, 16.8%, 10/14/26. . . . .	29,405	28,010
1746128.PS.FTS.B, 24.99%, 4/11/25. . . . .	2,647	695	1644863.PS.FTS.B, 9.99%, 10/26/26. . . . .	6,473	6,247
1757481.PS.FTS.B, 12.1%, 4/12/25. . . . . .	8,081	7,827	1648951.PS.FTS.B, 10.5%, 10/27/26. . . . .	15,892	15,345
1757469.PS.FTS.B, 13.9%, 4/12/25. . . . . .	1,822	420	1655727.PS.FTS.B, 10.9%, 10/27/26. . . . .	12,191	11,768
1754182.PS.FTS.B, 16.8%, 4/12/25. . . . . .	4,915	4,713	1655355.PS.FTS.B, 12%, 10/27/26.. . . . . .	28,596	27,605
1754131.PS.FTS.B, 18.26%, 4/12/25. . . . .	12,338	11,832	1648957.PS.FTS.B, 14.29%, 10/27/26. . . .	8,258	7,917
1755058.PS.FTS.B, 15.29%, 4/13/25. . . . .	2,039	1,956	1645616.PS.FTS.B, 16.63%, 10/27/26. . . .	8,226	7,886
1758840.PS.FTS.B, 19.4%, 4/14/25. . . . . .	1,677	1,396	1645247.PS.FTS.B, 17.1%, 10/27/26. . . . .	12,560	12,103
1749011.PS.FTS.B, 24.86%, 4/14/25. . . . .	7,418	188	1655340.PS.FTS.B, 18.95%, 10/27/26. . . .	10,117	9,688
1756672.PS.FTS.B, 14.6%, 4/15/25. . . . . .	7,326	7,034	1655334.PS.FTS.B, 25.67%, 10/27/26. . . .	5,193	5,085
1753977.PS.FTS.B, 15.29%, 4/15/25. . . . .	5,322	5,093	1656210.PS.FTS.B, 9.45%, 10/28/26. . . . .	28,753	27,763
1758306.PS.FTS.B, 17.7%, 4/15/25. . . . . .	19,732	18,907	1656198.PS.FTS.B, 10.71%, 10/28/26. . . .	5,802	5,658
1750502.PS.FTS.B, 24.3%, 4/15/25. . . . . .	3,762	3,612	1646063.PS.FTS.B, 12.62%, 10/28/26. . . .	8,333	8,047
1760856.PS.FTS.B, 22.03%, 4/18/25. . . . .	2,909	2,795	1649497.PS.FTS.B, 12.8%, 10/28/26. . . . .	21,851	21,099
1762404.PS.FTS.B, 16.1%, 4/19/25. . . . . .	8,176	7,861	1656189.PS.FTS.B, 13.7%, 10/28/26. . . . .	10,047	9,636
1756317.PS.FTS.B, 17%, 4/20/25.. . . . . . .	4,118	3,944	1656201.PS.FTS.B, 14.68%, 10/28/26. . . .	2,943	2,841
1752836.PS.FTS.B, 19.6%, 4/20/25. . . . . .	6,559	–	1657104.PS.FTS.B, 10.4%, 10/29/26. . . . .	20,628	20,111
1751911.PS.FTS.B, 17.8%, 4/21/25. . . . . .	1,656	1,583	1656927.PS.FTS.B, 11.89%, 10/29/26. . . .	16,198	15,812
1749272.PS.FTS.B, 22.6%, 4/21/25. . . . . .	5,019	4,816	1647056.PS.FTS.B, 13.7%, 10/29/26. . . . .	4,605	4,473
1744674.PS.FTS.B, 21.8%, 4/23/25. . . . . .	5,569	817	1647176.PS.FTS.B, 14.79%, 10/29/26. . . .	8,411	8,178
1760931.PS.FTS.B, 13.3%, 4/25/25. . . . . .	4,066	3,908	1647023.PS.FTS.B, 16.33%, 10/29/26. . . .	21,164	20,601

franklintempleton.com	The accompanying notes are an integral part of these financial statements.			Annual Report	63

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
		Principal			Principal
Description		Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Prosper Funding LLC (continued)				Prosper Funding LLC (continued)
1657470.PS.FTS.B, 16.33%, 10/29/26. . . .		$ 15,407	$14,997	1687770.PS.FTS.B, 14.29%, 12/17/26. . . .	$ 12,787	$12,198
1647155.PS.FTS.B, 18.48%, 10/29/26. . . .		20,904	20,564	1687689.PS.FTS.B, 16%, 12/17/26.. . . . . .	13,729	13,130
1657068.PS.FTS.B, 21.9%, 10/29/26. . . . .		12,976	12,967	1674248.PS.FTS.B, 16.5%, 12/17/26. . . . .	17,194	16,401
1647386.PS.FTS.B, 22.5%, 11/01/26. . . . .		5,198	5,015	1688382.PS.FTS.B, 10.29%, 12/20/26. . . .	12,582	12,135
1650974.PS.FTS.B, 11.1%, 11/05/26 . . . . .		12,411	11,924	1688022.PS.FTS.B, 13.6%, 12/20/26. . . . .	11,052	10,554
1660968.PS.FTS.B, 11.89%, 11/05/26 . . . .		9,134	8,775	1674359.PS.FTS.B, 22.2%, 12/20/26. . . . .	3,117	2,648
1648693.PS.FTS.B, 12.7%, 11/05/26. . . . .		13,805	13,333	1676078.PS.FTS.B, 10.7%, 12/21/26. . . . .	9,242	8,916
1650971.PS.FTS.B, 12.87%, 11/05/26. . . .		21,264	20,428	1676924.PS.FTS.B, 18.9%, 12/22/26. . . . .	4,570	192
1651400.PS.FTS.B, 13.13%, 11/05/26. . . .		13,357	12,695	1691244.PS.FTS.B, 14.7%, 12/24/26. . . . .	11,300	10,802
1651412.PS.FTS.B, 13.6%, 11/05/26. . . . .		20,931	19,878	1685217.PS.FTS.B, 10.5%, 12/28/26. . . . .	20,933	20,168
1660965.PS.FTS.B, 14.29%, 11/05/26. . . .		15,102	14,352	1685976.PS.FTS.B, 11.89%, 12/29/26. . . .	6,940	6,763
1650992.PS.FTS.B, 14.53%, 11/05/26. . . .		2,520	2,420	1681009.PS.FTS.B, 13.5%, 1/04/27. . . . . .	6,513	6,219
1651397.PS.FTS.B, 18.33%, 11/05/26. . . .		21,321	20,316	1700619.PS.FTS.B, 10.53%, 1/12/27. . . . .	21,001	20,237
1651085.PS.FTS.B, 25.6%, 11/05/26. . . . .		3,940	3,809	1693768.PS.FTS.B, 11.88%, 1/12/27. . . . .	12,882	12,424
1658128.PS.FTS.B, 10.7%, 11/08/26. . . . .		3,745	3,707	1687871.PS.FTS.B, 12.7%, 1/12/27. . . . . .	23,229	22,379
1665390.PS.FTS.B, 10.7%, 11/08/26. . . . .		20,649	19,851	1693777.PS.FTS.B, 13.41%, 1/12/27. . . . .	3,450	3,285
1651808.PS.FTS.B, 11.2%, 11/08/26 . . . . .		4,139	3,979	1688213.PS.FTS.B, 15.03%, 1/12/27. . . . .	6,940	6,607
1664808.PS.FTS.B, 11.6%, 11/08/26 . . . . .		9,951	9,567	1693816.PS.FTS.B, 15.7%, 1/12/27. . . . . .	6,956	6,623
1658113.PS.FTS.B, 11.99%, 11/08/26.. . . .		5,000	4,809	1688252.PS.FTS.B, 16.33%, 1/12/27. . . . .	2,789	2,655
1665174.PS.FTS.B, 12.5%, 11/08/26. . . . .		33,302	32,015	1693828.PS.FTS.B, 16.63%, 1/12/27. . . . .	2,181	2,076
1658098.PS.FTS.B, 12.62%, 11/08/26. . . .		16,660	16,016	1701030.PS.FTS.B, 18.25%, 1/12/27. . . . .	21,926	20,857
1658134.PS.FTS.B, 13.6%, 11/08/26. . . . .		4,095	3,896	1700625.PS.FTS.B, 18.7%, 1/12/27. . . . . .	13,175	12,532
1664544.PS.FTS.B, 14.74%, 11/08/26. . . .		5,060	4,811	1687862.PS.FTS.B, 21.09%, 1/12/27. . . . .	6,195	5,971
1651829.PS.FTS.B, 16.33%, 11/08/26. . . .		1,615	1,557	1694182.PS.FTS.B, 21.18%, 1/12/27. . . . .	3,098	2,946
1652735.PS.FTS.B, 10.8%, 11/09/26. . . . .		5,769	5,547	1688234.PS.FTS.B, 25.6%, 1/12/27. . . . . .	3,587	3,455
1653347.PS.FTS.B, 10.8%, 11/09/26. . . . .		8,263	7,946	1688999.PS.FTS.B, 10.62%, 1/13/27. . . . .	4,258	4,137
1666392.PS.FTS.B, 11.2%, 11/09/26 . . . . .		4,967	4,776	1701831.PS.FTS.B, 12.3%, 1/13/27. . . . . .	8,591	8,278
1659700.PS.FTS.B, 13.2%, 11/09/26. . . . .		3,340	3,179	1701273.PS.FTS.B, 14.68%, 1/13/27. . . . .	17,329	16,699
1653461.PS.FTS.B, 21%, 11/09/26.. . . . . .		6,481	1,699	1701330.PS.FTS.B, 16.1%, 1/13/27. . . . . .	8,708	8,290
1654979.PS.FTS.B, 11.1%, 11/12/26 . . . . .		5,682	5,469	1688576.PS.FTS.B, 18.48%, 1/13/27. . . . .	9,655	9,189
1654997.PS.FTS.B, 16%, 11/12/26.. . . . . .		8,379	8,014	1701837.PS.FTS.B, 18.48%, 1/13/27. . . . .	8,777	8,353
1651799.PS.FTS.B, 14.23%, 11/16/26. . . .		26,524	25,511	1689002.PS.FTS.B, 19.23%, 1/13/27. . . . .	5,279	5,024
1670892.PS.FTS.B, 11.55%, 11/17/26 . . . .		2,529	–	1701810.PS.FTS.B, 21.18%, 1/13/27. . . . .	9,738	9,264
1654303.PS.FTS.B, 21.18%, 11/19/26. . . .		8,709	8,269	1702464.PS.FTS.B, 9.81%, 1/14/27. . . . . .	14,468	13,945
1658107.PS.FTS.B, 14.2%, 11/20/26. . . . .		16,869	16,038	1689590.PS.FTS.B, 11.4%, 1/14/27. . . . . .	5,137	4,952
1646567.PS.FTS.B, 13.08%, 11/22/26. . . .		8,442	8,157	1695235.PS.FTS.B, 12.24%, 1/14/27. . . . .	10,307	9,821
1654297.PS.FTS.B, 13.3%, 11/28/26. . . . .		11,930	11,469	1689731.PS.FTS.B, 14%, 1/14/27.. . . . . . .	6,915	6,589
1685232.PS.FTS.B, 11.07%, 12/14/26. . . .		21,037	20,262	1702224.PS.FTS.B, 14.68%, 1/14/27. . . . .	12,886	12,421
1685184.PS.FTS.B, 12.4%, 12/14/26. . . . .		12,691	12,223	1689428.PS.FTS.B, 16.33%, 1/14/27. . . . .	8,714	8,302
1678714.PS.FTS.B, 25.2%, 12/14/26. . . . .		13,286	12,862	1695712.PS.FTS.B, 27.4%, 1/14/27. . . . . .	2,253	2,172
1685577.PS.FTS.B, 28.23%, 12/14/26. . . .		13,409	12,973	1703238.PS.FTS.B, 22.9%, 1/18/27. . . . . .	3,115	3,013
1685967.PS.FTS.B, 11.5%, 12/15/26. . . . .		11,801	11,369	1698271.PS.FTS.B, 11.5%, 1/19/27. . . . . .	10,279	9,918
1686336.PS.FTS.B, 13.1%, 12/15/26. . . . .		7,212	6,948	1704942.PS.FTS.B, 11.6%, 1/19/27. . . . . .	5,141	4,961
1685937.PS.FTS.B, 15.5%, 12/15/26. . . . .		2,569	2,449	1698235.PS.FTS.B, 11.79%, 1/19/27. . . . .	17,149	16,549
1679512.PS.FTS.B, 15.7%, 12/15/26. . . . .		17,141	16,339	1692950.PS.FTS.B, 9.81%, 1/20/27. . . . . .	14,468	13,965
1686372.PS.FTS.B, 16.7%, 12/15/26. . . . .		8,603	8,200	1692617.PS.FTS.B, 12.2%, 1/20/27. . . . . .	10,305	9,946
1685808.PS.FTS.B, 18.33%, 12/15/26. . . .		21,636	20,665	1689014.PS.FTS.B, 24.03%, 1/26/27. . . . .	13,711	13,430
1685961.PS.FTS.B, 18.48%, 12/15/26. . . .		12,989	12,405	1701660.PS.FTS.B, 11.2%, 1/27/27. . . . . .	8,596	8,292
1686345.PS.FTS.B, 23%, 12/15/26.. . . . . .		8,795	8,524	1693283.PS.FTS.B, 15.39%, 1/28/27. . . . .	13,252	13,180
1679056.PS.FTS.B, 26.13%, 12/15/26. . . .		4,485	4,327	1707623.PS.FTS.B, 12.9%, 2/14/27. . . . . .	30,591	29,515
1679959.PS.FTS.B, 12.32%, 12/16/26. . . .		4,700	4,532	1714342.PS.FTS.B, 13.4%, 2/14/27. . . . . .	5,253	5,068
1673948.PS.FTS.B, 17.54%, 12/16/26. . . .		17,259	16,495	1714327.PS.FTS.B, 17.37%, 2/14/27. . . . .	21,603	20,534
1680109.PS.FTS.B, 18.25%, 12/16/26. . . .		8,893	2,235	1721061.PS.FTS.B, 10.5%, 2/15/27. . . . . .	4,380	3,535
1673528.PS.FTS.B, 19%, 12/16/26.. . . . . .		21,688	20,724	1707812.PS.FTS.B, 11.2%, 2/15/27. . . . . .	3,911	3,774
1674779.PS.FTS.B, 10.4%, 12/17/26. . . . .		11,328	10,918	1714540.PS.FTS.B, 11.2%, 2/15/27. . . . . .	15,644	15,097
1674203.PS.FTS.B, 10.8%, 12/17/26. . . . .		12,608	12,152	1707833.PS.FTS.B, 11.5%, 2/15/27. . . . . .	9,102	1,126
1674698.PS.FTS.B, 11.89%, 12/17/26. . . .		4,238	4,088	1720842.PS.FTS.B, 11.6%, 2/15/27. . . . . .	8,601	8,302
1680745.PS.FTS.B, 13.3%, 12/17/26. . . . .		10,078	9,614	1707839.PS.FTS.B, 11.79%, 2/15/27. . . . .	17,417	16,808

64	Annual Report	The accompanying notes are an integral part of these financial statements.			franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
	Principal			Principal
Description	Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Prosper Funding LLC (continued)			Prosper Funding LLC (continued)
1708667.PS.FTS.B, 12.3%, 2/15/27. . . . . .	$ 30,531	$29,464	1740970.PS.FTS.B, 11.2%, 3/23/27. . . . . .	$ 8,835	$8,571
1708634.PS.FTS.B, 15%, 2/15/27.. . . . . . .	15,399	14,682	1734281.PS.FTS.B, 11.4%, 3/23/27. . . . . .	9,283	9,005
1708139.PS.FTS.B, 15.2%, 2/15/27. . . . . .	21,901	20,880	1740994.PS.FTS.B, 11.4%, 3/23/27. . . . . .	17,681	17,153
1708757.PS.FTS.B, 15.29%, 2/15/27. . . . .	23,780	22,672	1740508.PS.FTS.B, 11.6%, 3/23/27. . . . . .	7,036	6,814
1709063.PS.FTS.B, 16.7%, 2/15/27. . . . . .	9,996	9,529	1740943.PS.FTS.B, 11.6%, 3/23/27. . . . . .	13,269	12,873
1714801.PS.FTS.B, 18.78%, 2/15/27. . . . .	10,681	10,157	1740955.PS.FTS.B, 11.79%, 3/23/27. . . . .	22,128	21,467
1714507.PS.FTS.B, 18.9%, 2/15/27. . . . . .	8,904	8,467	1733702.PS.FTS.B, 11.89%, 3/23/27. . . . .	4,427	4,295
1714495.PS.FTS.B, 19%, 2/15/27.. . . . . . .	22,266	21,174	1733807.PS.FTS.B, 12.32%, 3/23/27. . . . .	10,639	10,321
1714531.PS.FTS.B, 20.16%, 2/15/27. . . . .	8,936	8,496	1743942.PS.FTS.B, 12.7%, 3/23/27. . . . . .	8,876	8,611
1709051.PS.FTS.B, 26.5%, 2/15/27. . . . . .	13,654	13,081	1734272.PS.FTS.B, 13.08%, 3/23/27. . . . .	14,692	14,234
1709645.PS.FTS.B, 9.27%, 2/16/27. . . . . .	30,217	29,169	1733756.PS.FTS.B, 13.3%, 3/23/27. . . . . .	8,892	8,627
1716184.PS.FTS.B, 12.7%, 2/16/27. . . . . .	10,482	10,118	1743558.PS.FTS.B, 13.32%, 3/23/27. . . . .	10,654	10,196
1714510.PS.FTS.B, 11.7%, 2/24/27. . . . . .	13,120	12,680	1743567.PS.FTS.B, 13.32%, 3/23/27. . . . .	8,909	8,539
1710641.PS.FTS.B, 13.2%, 2/28/27. . . . . .	18,119	17,330	1743561.PS.FTS.B, 13.4%, 3/23/27. . . . . .	17,790	17,259
1720848.PS.FTS.B, 28.23%, 2/28/27. . . . .	9,313	9,159	1740946.PS.FTS.B, 13.48%, 3/23/27. . . . .	8,897	–
1722529.PS.FTS.B, 19%, 3/12/27.. . . . . . .	22,765	21,760	1740880.PS.FTS.B, 13.5%, 3/23/27. . . . . .	9,787	7,925
1733474.PS.FTS.B, 9.62%, 3/22/27. . . . . .	17,611	17,078	1743552.PS.FTS.B, 13.5%, 3/23/27. . . . . .	11,567	11,086
1739674.PS.FTS.B, 10.08%, 3/22/27. . . . .	13,206	12,807	1733840.PS.FTS.B, 13.77%, 3/23/27. . . . .	8,928	8,547
1733471.PS.FTS.B, 10.44%, 3/22/27. . . . .	19,479	18,891	1734077.PS.FTS.B, 14%, 3/23/27.. . . . . . .	6,950	6,662
1733348.PS.FTS.B, 10.5%, 3/22/27. . . . . .	1,763	1,710	1740496.PS.FTS.B, 14.19%, 3/23/27. . . . .	8,916	8,691
1732976.PS.FTS.B, 10.53%, 3/22/27. . . . .	13,118	12,701	1733816.PS.FTS.B, 15.1%, 3/23/27. . . . . .	17,848	17,083
1740175.PS.FTS.B, 10.7%, 3/22/27. . . . . .	5,295	5,136	1744062.PS.FTS.B, 15.18%, 3/23/27. . . . .	13,341	–
1732952.PS.FTS.B, 11.2%, 3/22/27. . . . . .	10,602	10,283	1734278.PS.FTS.B, 15.2%, 3/23/27. . . . . .	8,942	8,571
1732943.PS.FTS.B, 11.5%, 3/22/27. . . . . .	5,967	5,780	1740958.PS.FTS.B, 15.8%, 3/23/27. . . . . .	22,394	21,465
1733504.PS.FTS.B, 11.6%, 3/22/27. . . . . .	11,500	11,154	1734263.PS.FTS.B, 16.33%, 3/23/27. . . . .	17,935	17,191
1739656.PS.FTS.B, 11.6%, 3/22/27. . . . . .	6,192	6,006	1740505.PS.FTS.B, 16.33%, 3/23/27. . . . .	11,069	2,584
1740124.PS.FTS.B, 11.61%, 3/22/27. . . . .	15,924	15,444	1744071.PS.FTS.B, 16.33%, 3/23/27. . . . .	12,470	11,953
1733513.PS.FTS.B, 11.7%, 3/22/27. . . . . .	10,466	10,134	1743348.PS.FTS.B, 16.43%, 3/23/27. . . . .	20,460	19,509
1732970.PS.FTS.B, 11.79%, 3/22/27. . . . .	8,851	8,585	1740997.PS.FTS.B, 16.8%, 3/23/27. . . . . .	17,966	17,222
1733498.PS.FTS.B, 11.79%, 3/22/27. . . . .	13,277	12,877	1744065.PS.FTS.B, 16.8%, 3/23/27. . . . . .	17,966	17,222
1732922.PS.FTS.B, 12.9%, 3/22/27. . . . . .	29,309	28,428	1734284.PS.FTS.B, 16.9%, 3/23/27. . . . . .	1,797	1,714
1733459.PS.FTS.B, 13.7%, 3/22/27. . . . . .	22,257	21,325	1733993.PS.FTS.B, 17.2%, 3/23/27. . . . . .	10,792	10,290
1742640.PS.FTS.B, 14.39%, 3/22/27. . . . .	18,734	17,950	1743540.PS.FTS.B, 17.29%, 3/23/27. . . . .	15,265	14,564
1740145.PS.FTS.B, 14.56%, 3/22/27. . . . .	12,939	12,382	1733831.PS.FTS.B, 18.59%, 3/23/27. . . . .	13,541	12,911
1739641.PS.FTS.B, 14.7%, 3/22/27. . . . . .	13,394	12,833	1743573.PS.FTS.B, 18.78%, 3/23/27. . . . .	8,581	8,181
1740187.PS.FTS.B, 15.1%, 3/22/27. . . . . .	4,470	4,283	1744056.PS.FTS.B, 18.78%, 3/23/27. . . . .	5,556	1,424
1742679.PS.FTS.B, 15.2%, 3/22/27. . . . . .	4,471	4,284	1741168.PS.FTS.B, 18.93%, 3/23/27. . . . .	18,072	17,231
1732916.PS.FTS.B, 16.18%, 3/22/27. . . . .	26,902	25,777	1741006.PS.FTS.B, 19%, 3/23/27.. . . . . . .	6,326	6,032
1742682.PS.FTS.B, 16.33%, 3/22/27. . . . .	11,214	10,745	1733834.PS.FTS.B, 19.23%, 3/23/27. . . . .	9,998	8,216
1742649.PS.FTS.B, 16.8%, 3/22/27. . . . . .	17,966	17,215	1744050.PS.FTS.B, 19.23%, 3/23/27. . . . .	9,043	8,622
1739635.PS.FTS.B, 17.29%, 3/22/27. . . . .	17,991	17,145	1744083.PS.FTS.B, 21%, 3/23/27.. . . . . . .	4,186	1,142
1740181.PS.FTS.B, 17.5%, 3/22/27. . . . . .	4,711	4,489	1741000.PS.FTS.B, 25.67%, 3/23/27. . . . .	13,698	13,200
1740148.PS.FTS.B, 18.33%, 3/22/27. . . . .	13,532	12,895	1741012.PS.FTS.B, 25.9%, 3/23/27. . . . . .	6,656	1,030
1739653.PS.FTS.B, 18.48%, 3/22/27. . . . .	18,050	17,201	1740316.PS.FTS.B, 28.23%, 3/23/27. . . . .	9,244	8,887
1742664.PS.FTS.B, 18.7%, 3/22/27. . . . . .	15,030	–	1734857.PS.FTS.B, 10.5%, 3/24/27. . . . . .	2,645	2,566
1732940.PS.FTS.B, 18.78%, 3/22/27. . . . .	2,258	2,152	1741357.PS.FTS.B, 10.5%, 3/24/27. . . . . .	6,171	5,988
1740103.PS.FTS.B, 19%, 3/22/27.. . . . . . .	22,594	21,531	1734563.PS.FTS.B, 11.2%, 3/24/27. . . . . .	13,694	13,288
1733495.PS.FTS.B, 21.69%, 3/22/27. . . . .	13,652	13,124	1744293.PS.FTS.B, 12%, 3/24/27.. . . . . . .	22,143	21,230
1739848.PS.FTS.B, 21.9%, 3/22/27. . . . . .	6,374	6,128	1734827.PS.FTS.B, 13.23%, 3/24/27. . . . .	13,335	12,786
1733480.PS.FTS.B, 24.03%, 3/22/27. . . . .	13,732	13,198	1734560.PS.FTS.B, 13.5%, 3/24/27. . . . . .	22,244	21,328
1739650.PS.FTS.B, 26.43%, 3/22/27. . . . .	7,949	7,640	1744257.PS.FTS.B, 14%, 3/24/27.. . . . . . .	3,909	3,743
1734128.PS.FTS.B, 10.08%, 3/23/27. . . . .	8,786	8,507	1744611.PS.FTS.B, 14.38%, 3/24/27. . . . .	22,302	21,643
1741003.PS.FTS.B, 10.08%, 3/23/27. . . . .	7,043	6,832	1744596.PS.FTS.B, 14.49%, 3/24/27. . . . .	9,816	9,614
1743894.PS.FTS.B, 10.29%, 3/23/27. . . . .	35,239	34,183	1744812.PS.FTS.B, 14.7%, 3/24/27. . . . . .	17,858	17,123
1740904.PS.FTS.B, 10.5%, 3/23/27. . . . . .	6,171	5,986	1744299.PS.FTS.B, 15%, 3/24/27.. . . . . . .	8,043	7,712
1743546.PS.FTS.B, 10.5%, 3/23/27. . . . . .	13,224	12,827	1744656.PS.FTS.B, 15%, 3/24/27.. . . . . . .	11,171	10,712
1744077.PS.FTS.B, 10.8%, 3/23/27. . . . . .	8,824	8,560	1745031.PS.FTS.B, 18.78%, 3/24/27. . . . .	4,478	4,274
1744092.PS.FTS.B, 10.8%, 3/23/27. . . . . .	7,501	7,276	1741657.PS.FTS.B, 21%, 3/24/27.. . . . . . .	9,286	8,930

franklintempleton.com	The accompanying notes are an integral part of these financial statements.			Annual Report	65

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
		Principal			Principal
Description		Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Prosper Funding LLC (continued)				Prosper Funding LLC (continued)
1741336.PS.FTS.B, 25.9%, 3/24/27. . . . . .		$ 6,469	$6,226	1744553.PS.FTS.B, 14.53%, 4/07/27. . . . .	$ 9,023	$8,721
1742146.PS.FTS.B, 10.7%, 3/25/27. . . . . .		7,939	7,705	1753656.PS.FTS.B, 14.6%, 4/07/27. . . . . .	22,624	21,608
1742652.PS.FTS.B, 11.2%, 3/25/27. . . . . .		6,191	6,005	1751044.PS.FTS.B, 14.7%, 4/07/27. . . . . .	22,630	21,614
1745565.PS.FTS.B, 12.42%, 3/25/27. . . . .		13,303	12,759	1744559.PS.FTS.B, 14.89%, 4/07/27. . . . .	9,056	8,650
1735826.PS.FTS.B, 13.19%, 3/25/27. . . . .		21,648	20,714	1750597.PS.FTS.B, 16.33%, 4/07/27. . . . .	17,901	17,062
1735664.PS.FTS.B, 14%, 3/25/27.. . . . . . .		22,277	21,367	1751017.PS.FTS.B, 16.5%, 4/07/27. . . . . .	6,080	1,498
1742143.PS.FTS.B, 22.9%, 3/25/27. . . . . .		9,350	8,970	1750621.PS.FTS.B, 17.37%, 4/07/27. . . . .	9,113	8,623
1743180.PS.FTS.B, 11.2%, 3/27/27. . . . . .		13,275	12,875	1754349.PS.FTS.B, 18.25%, 4/07/27. . . . .	7,506	7,102
1745982.PS.FTS.B, 12.6%, 3/28/27. . . . . .		1,801	–	1744034.PS.FTS.B, 19%, 4/07/27.. . . . . . .	10,666	10,082
1743544.PS.FTS.B, 16.4%, 3/28/27. . . . . .		31,835	30,570	1744574.PS.FTS.B, 19%, 4/07/27.. . . . . . .	2,745	2,597
1744585.PS.FTS.B, 17.29%, 3/29/27. . . . .		5,925	5,755	1751047.PS.FTS.B, 19.3%, 4/07/27. . . . . .	22,793	21,553
1737947.PS.FTS.B, 18%, 3/29/27.. . . . . . .		19,656	2,913	1754322.PS.FTS.B, 21%, 4/07/27.. . . . . . .	13,787	13,115
1736876.PS.FTS.B, 19.3%, 3/29/27. . . . . .		9,161	8,912	1750600.PS.FTS.B, 23%, 4/07/27.. . . . . . .	13,992	13,318
1737779.PS.FTS.B, 21%, 3/29/27.. . . . . . .		8,277	8,139	1755057.PS.FTS.B, 11.2%, 4/08/27. . . . . .	31,388	30,409
1747200.PS.FTS.B, 27.4%, 3/29/27. . . . . .		11,189	11,057	1745642.PS.FTS.B, 12%, 4/08/27.. . . . . . .	8,988	8,707
1743234.PS.FTS.B, 17.23%, 3/31/27. . . . .		7,094	3,791	1755147.PS.FTS.B, 12.6%, 4/08/27. . . . . .	13,503	13,083
1735847.PS.FTS.B, 21.18%, 4/01/27. . . . .		9,236	8,820	1744856.PS.FTS.B, 13.3%, 4/08/27. . . . . .	4,699	604
1749478.PS.FTS.B, 11.5%, 4/05/27. . . . . .		8,020	7,771	1751995.PS.FTS.B, 15.62%, 4/08/27. . . . .	13,485	12,856
1749460.PS.FTS.B, 11.7%, 4/05/27. . . . . .		6,286	6,086	1755237.PS.FTS.B, 16.02%, 4/08/27. . . . .	10,445	9,889
1752540.PS.FTS.B, 11.7%, 4/05/27. . . . . .		17,961	17,388	1744907.PS.FTS.B, 17.59%, 4/08/27. . . . .	2,277	2,155
1752558.PS.FTS.B, 11.79%, 4/05/27. . . . .		10,779	10,436	1744880.PS.FTS.B, 19%, 4/08/27.. . . . . . .	13,723	12,991
1740514.PS.FTS.B, 13.8%, 4/05/27. . . . . .		13,623	13,082	1754712.PS.FTS.B, 19.38%, 4/08/27. . . . .	22,892	21,671
1742810.PS.FTS.B, 16.7%, 4/05/27. . . . . .		3,639	3,473	1755216.PS.FTS.B, 22.5%, 4/08/27. . . . . .	10,144	9,655
1743101.PS.FTS.B, 10.5%, 4/06/27. . . . . .		3,580	3,467	1747212.PS.FTS.B, 13.48%, 4/09/27. . . . .	22,663	22,059
1743137.PS.FTS.B, 10.5%, 4/06/27. . . . . .		17,901	17,334	1744730.PS.FTS.B, 16.02%, 4/10/27. . . . .	8,187	7,748
1752915.PS.FTS.B, 12.5%, 4/06/27. . . . . .		22,499	21,788	1753413.PS.FTS.B, 18.48%, 4/10/27. . . . .	7,399	7,012
1743134.PS.FTS.B, 13.3%, 4/06/27. . . . . .		14,059	13,398	1755429.PS.FTS.B, 10.5%, 4/11/27. . . . . .	8,951	8,677
1753290.PS.FTS.B, 13.32%, 4/06/27. . . . .		15,425	–	1755831.PS.FTS.B, 10.5%, 4/11/27. . . . . .	31,327	30,370
1753416.PS.FTS.B, 13.6%, 4/06/27. . . . . .		11,503	10,961	1755984.PS.FTS.B, 11.2%, 4/11/27 . . . . . .	6,278	6,086
1743650.PS.FTS.B, 14.39%, 4/06/27. . . . .		7,688	7,340	1755501.PS.FTS.B, 11.89%, 4/11/27 . . . . .	8,536	8,275
1743128.PS.FTS.B, 14.68%, 4/06/27. . . . .		23,426	22,638	1755927.PS.FTS.B, 11.89%, 4/11/27 . . . . .	8,086	7,840
1743143.PS.FTS.B, 14.68%, 4/06/27. . . . .		5,431	5,260	1755459.PS.FTS.B, 12.5%, 4/11/27. . . . . .	4,500	4,363
1752909.PS.FTS.B, 14.68%, 4/06/27. . . . .		9,052	8,766	1745762.PS.FTS.B, 16.5%, 4/11/27. . . . . .	2,728	2,587
1743125.PS.FTS.B, 14.7%, 4/06/27. . . . . .		18,104	17,285	1752289.PS.FTS.B, 16.5%, 4/11/27. . . . . .	18,187	17,395
1752855.PS.FTS.B, 14.7%, 4/06/27. . . . . .		22,630	21,606	1746119.PS.FTS.B, 18.13%, 4/11/27 . . . . .	9,586	9,169
1753431.PS.FTS.B, 14.89%, 4/06/27. . . . .		9,962	9,511	1752292.PS.FTS.B, 19.5%, 4/11/27. . . . . .	6,870	6,514
1753410.PS.FTS.B, 15%, 4/06/27.. . . . . . .		15,400	14,703	1755414.PS.FTS.B, 22.5%, 4/11/27. . . . . .	5,196	3,228
1752906.PS.FTS.B, 16.33%, 4/06/27. . . . .		12,725	12,150	1754125.PS.FTS.B, 10.62%, 4/12/27. . . . .	4,477	4,341
1752903.PS.FTS.B, 21.18%, 4/06/27. . . . .		21,608	20,431	1747364.PS.FTS.B, 11.16%, 4/12/27. . . . .	10,000	3,062
1753428.PS.FTS.B, 23.31%, 4/06/27. . . . .		1,904	1,179	1757454.PS.FTS.B, 11.89%, 4/12/27. . . . .	8,086	7,842
1750213.PS.FTS.B, 25.6%, 4/06/27. . . . . .		1,873	1,781	1750198.PS.FTS.B, 11.99%, 4/12/27. . . . .	15,311	14,827
1750246.PS.FTS.B, 27.6%, 4/06/27. . . . . .		1,935	14	1754278.PS.FTS.B, 24.42%, 4/12/27. . . . .	13,890	13,252
1750876.PS.FTS.B, 10.29%, 4/07/27. . . . .		31,309	30,324	1757922.PS.FTS.B, 14.67%, 4/13/27. . . . .	9,051	8,664
1744037.PS.FTS.B, 10.5%, 4/07/27. . . . . .		13,426	13,004	1749839.PS.FTS.B, 25.6%, 4/14/27. . . . . .	13,925	13,300
1744580.PS.FTS.B, 11.2%, 4/07/27. . . . . .		8,071	7,817	1750612.PS.FTS.B, 11.79%, 4/15/27. . . . .	12,588	12,192
1750624.PS.FTS.B, 11.2%, 4/07/27. . . . . .		8,699	8,426	1749974.PS.FTS.B, 23.31%, 4/15/27. . . . .	6,097	5,829
1744538.PS.FTS.B, 11.7%, 4/07/27. . . . . .		18,859	18,266	1733450.PS.FTS.B, 18.13%, 4/16/27. . . . .	23,160	22,301
1753818.PS.FTS.B, 11.7%, 4/07/27. . . . . .		13,470	13,048	1750927.PS.FTS.B, 11.4%, 4/17/27. . . . . .	11,700	11,332
1744568.PS.FTS.B, 12%, 4/07/27.. . . . . . .		10,785	10,447	1749754.PS.FTS.B, 25.9%, 4/17/27. . . . . .	9,457	8,993
1744571.PS.FTS.B, 12%, 4/07/27.. . . . . . .		8,988	8,705	1742819.PS.FTS.B, 11.7%, 4/19/27. . . . . .	11,284	10,924
1750606.PS.FTS.B, 12%, 4/07/27.. . . . . . .		8,105	7,741	1762974.PS.FTS.B, 11.2%, 4/20/27. . . . . .	6,293	6,114
1744541.PS.FTS.B, 12.2%, 4/07/27. . . . . .		31,474	30,486	1754208.PS.FTS.B, 13.48%, 4/21/27. . . . .	16,197	15,901
1753842.PS.FTS.B, 12.2%, 4/07/27. . . . . .		8,992	8,710	1751050.PS.FTS.B, 26.13%, 4/21/27. . . . .	4,830	4,638
1754325.PS.FTS.B, 12.2%, 4/07/27. . . . . .		31,474	30,486	1744227.PS.FTS.B, 16%, 4/22/27.. . . . . . .	16,876	13,929
1754328.PS.FTS.B, 13.1%, 4/07/27. . . . . .		8,879	8,583	1760306.PS.FTS.B, 22.5%, 4/29/27. . . . . .	7,463	7,340
1744715.PS.FTS.B, 13.3%, 4/07/27. . . . . .		28,410	27,134	1743944.PS.FTS.B, 24.2%, 4/30/27. . . . . .	3,781	3,601
1744277.PS.FTS.B, 14.39%, 4/07/27. . . . .		9,045	8,639	1752552.PS.FTS.B, 25.6%, 4/30/27. . . . . .	9,740	9,246
1753824.PS.FTS.B, 14.39%, 4/07/27. . . . .		9,228	8,801	1750849.PS.FTS.B, 16.64%, 5/01/27. . . . .	14,000	13,457

66	Annual Report	The accompanying notes are an integral part of these financial statements.			franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
	Principal
Description	Amount	Value
Marketplace Loans (continued)
Prosper Funding LLC (continued)
1758402.PS.FTS.B, 13.2%, 5/08/27. . . . . .	$ 22,548	$21,581
1755876.PS.FTS.B, 19.3%, 3/04/28. . . . . .	14,580	14,147
1742816.PS.FTS.B, 14.2%, 3/05/28. . . . . .	9,167	3,714
1756383.PS.FTS.B, 19.3%, 3/12/28. . . . . .	24,441	11,260
		6,883,649
Upgrade, Inc.

24428460.UG.FTS.B, 25.26%, 3/18/23.. . .	670	678
24931814.UG.FTS.B, 29.69%, 12/17/24.. .	15,095	16,033
		16,711
Upgrade, Inc. - Card

992352077.UG.FTS.B, 28.98%, 4/18/23.. .	18	18
992244707.UG.FTS.B, 15.97%, 6/06/23.. .	26	26
992426453.UG.FTS.B, 21.48%, 8/11/23. . .	40	40
992542647.UG.FTS.B, 29.49%, 8/20/23.. .	34	34
992466757.UG.FTS.B, 29.49%, 10/18/23..	46	15
991876422.UG.FTS.B, 28.48%, 2/04/24.. .	1	1
991874632.UG.FTS.B, 29.49%, 2/22/24.. .	33	34
991911959.UG.FTS.B, 29.49%, 2/22/24. . .	1	1
991851043.UG.FTS.B, Zero Cpn, 2/24/24..	89	6
991858026.UG.FTS.B, Zero Cpn, 2/24/24..	438	31
991943876.UG.FTS.B, Zero Cpn, 2/24/24..	257	18
991855788.UG.FTS.B, 19.96%, 2/24/24.. .	394	394
991895428.UG.FTS.B, 19.96%, 2/24/24.. .	1,395	1,409
992097515.UG.FTS.B, 19.96%, 2/24/24.. .	173	173
991852151.UG.FTS.B, 22.47%, 2/24/24.. .	40	40
991881843.UG.FTS.B, 22.47%, 2/24/24.. .	179	181
991927647.UG.FTS.B, 23.45%, 2/24/24.. .	329	(5)
992021510.UG.FTS.B, 26.44%, 2/24/24.. .	359	355
991866170.UG.FTS.B, 28.48%, 2/24/24.. .	408	414
992006841.UG.FTS.B, 28.48%, 2/24/24.. .	178	(5)
992101724.UG.FTS.B, 28.48%, 2/24/24.. .	586	594
992102544.UG.FTS.B, 28.48%, 2/24/24.. .	77	77
991956731.UG.FTS.B, 29.48%, 2/24/24.. .	404	26
992004901.UG.FTS.B, 29.48%, 2/24/24.. .	112	16
991848028.UG.FTS.B, 29.49%, 2/24/24.. .	117	120
991851729.UG.FTS.B, 29.49%, 2/24/24.. .	102	103
991857105.UG.FTS.B, 29.49%, 2/24/24.. .	62	9
991857155.UG.FTS.B, 29.49%, 2/24/24.. .	1	1
991857923.UG.FTS.B, 29.49%, 2/24/24.. .	212	18
991858994.UG.FTS.B, 29.49%, 2/24/24.. .	937	74
991869014.UG.FTS.B, 29.49%, 2/24/24.. .	21	22
991886867.UG.FTS.B, 29.49%, 2/24/24.. .	330	340
991916239.UG.FTS.B, 29.49%, 2/24/24.. .	364	61
991933021.UG.FTS.B, 29.49%, 2/24/24.. .	298	306
991950424.UG.FTS.B, 29.49%, 2/24/24.. .	56	58
991959581.UG.FTS.B, 29.49%, 2/24/24.. .	721	732
991976510.UG.FTS.B, 29.49%, 2/24/24.. .	82	85
992015494.UG.FTS.B, 29.49%, 2/24/24.. .	9	9
992076168.UG.FTS.B, 29.49%, 2/24/24.. .	15	15
992077761.UG.FTS.B, 29.49%, 2/24/24.. .	71	72
992078704.UG.FTS.B, 29.49%, 2/24/24.. .	66	67
992085028.UG.FTS.B, 29.49%, 2/24/24.. .	124	126
992093852.UG.FTS.B, 29.49%, 2/24/24.. .	65	53
992096714.UG.FTS.B, 29.49%, 2/24/24.. .	25	25
992099068.UG.FTS.B, 29.49%, 2/24/24.. .	20	20
992101420.UG.FTS.B, 29.49%, 2/24/24.. .	82	24
Principal
Description	Amount	Value
Upgrade, Inc. - Card (continued)
991893728.UG.FTS.B, Zero Cpn, 2/25/24.. $	329	$23
992033409.UG.FTS.B, Zero Cpn, 2/25/24..	114	8
991860446.UG.FTS.B, 18.47%, 2/25/24.. .	454	35
991866886.UG.FTS.B, 18.47%, 2/25/24.. .	603	612
991999276.UG.FTS.B, 18.71%, 2/25/24.. .	108	110
992031845.UG.FTS.B, 21.48%, 2/25/24.. .	479	480
991866922.UG.FTS.B, 23.45%, 2/25/24.. .	123	124
992102579.UG.FTS.B, 26.49%, 2/25/24.. .	96	97
992073765.UG.FTS.B, 28.48%, 2/25/24.. .	40	4
991857609.UG.FTS.B, 29.48%, 2/25/24.. .	49	50
991878918.UG.FTS.B, 29.49%, 2/25/24.. .	130	134
991888975.UG.FTS.B, 29.49%, 2/25/24.. .	81	82
991893580.UG.FTS.B, 29.49%, 2/25/24.. .	616	635
991905614.UG.FTS.B, 29.49%, 2/25/24.. .	73	75
991930962.UG.FTS.B, 29.49%, 2/25/24.. .	311	317
991954495.UG.FTS.B, 29.49%, 2/25/24.. .	428	441
991959713.UG.FTS.B, 29.49%, 2/25/24.. .	359	362
991981134.UG.FTS.B, 29.49%, 2/25/24. . .	104	107
992005122.UG.FTS.B, 29.49%, 2/25/24.. .	5	5
992008186.UG.FTS.B, 29.49%, 2/25/24.. .	28	2
992017871.UG.FTS.B, 29.49%, 2/25/24.. .	100	101
992033544.UG.FTS.B, 29.49%, 2/25/24.. .	88	89
992075988.UG.FTS.B, 29.49%, 2/25/24.. .	156	158
992102898.UG.FTS.B, 29.49%, 2/25/24.. .	46	47
991881126.UG.FTS.B, Zero Cpn, 2/26/24..	139	10
991898242.UG.FTS.B, 18.47%, 2/26/24.. .	446	450
992015394.UG.FTS.B, 19.99%, 2/26/24.. .	70	71
991876803.UG.FTS.B, 22.47%, 2/26/24.. .	92	93
991875647.UG.FTS.B, 28.48%, 2/26/24.. .	135	139
991905180.UG.FTS.B, 28.48%, 2/26/24.. .	844	869
991866416.UG.FTS.B, 29.49%, 2/26/24.. .	1,112	1,139
991889815.UG.FTS.B, 29.49%, 2/26/24.. .	225	227
991895548.UG.FTS.B, 29.49%, 2/26/24.. .	70	72
991913945.UG.FTS.B, 29.49%, 2/26/24.. .	54	56
991922885.UG.FTS.B, 29.49%, 2/26/24.. .	67	69
991926271.UG.FTS.B, 29.49%, 2/26/24.. .	84	86
991942370.UG.FTS.B, 29.49%, 2/26/24.. .	297	45
991945566.UG.FTS.B, 29.49%, 2/26/24.. .	298	307
991957183.UG.FTS.B, 29.49%, 2/26/24.. .	24	5
992061396.UG.FTS.B, 29.49%, 2/26/24.. .	9	9
992096777.UG.FTS.B, 29.49%, 2/26/24.. .	16	16
992099968.UG.FTS.B, 29.49%, 2/26/24.. .	77	79
992103144.UG.FTS.B, 29.49%, 2/26/24.. .	195	198
991884866.UG.FTS.B, 28.48%, 2/28/24.. .	272	276
991929191.UG.FTS.B, 16.49%, 3/03/24.. .	85	87
991974320.UG.FTS.B, 15.47%, 3/04/24.. .	81	82
992090093.UG.FTS.B, 16.49%, 3/04/24.. .	265	268
992120686.UG.FTS.B, 17.47%, 3/04/24.. .	132	132
992143275.UG.FTS.B, 17.49%, 3/04/24.. .	140	140
991980485.UG.FTS.B, 15.47%, 3/07/24.. .	122	122
992108231.UG.FTS.B, 15.47%, 3/08/24.. .	1,094	1,101
992117049.UG.FTS.B, Zero Cpn, 3/09/24..	112	8
992130218.UG.FTS.B, 14%, 3/09/24 . . . . .	97	98
991988243.UG.FTS.B, 19.99%, 3/09/24.. .	48	41
992015582.UG.FTS.B, 25.45%, 3/09/24.. .	79	79
991947784.UG.FTS.B, 28.48%, 3/09/24.. .	242	63
991971995.UG.FTS.B, 28.48%, 3/09/24.. .	78	78
992025146.UG.FTS.B, 28.48%, 3/09/24.. .	179	181
franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	67

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
		Principal		Principal
Description		Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Upgrade, Inc. - Card (continued)				Upgrade, Inc. - Card (continued)
992058189.UG.FTS.B, 28.48%, 3/09/24.. . $		247	$249	991995418.UG.FTS.B, Zero Cpn, 3/11/24.. $	38	$3
991958748.UG.FTS.B, 29.48%, 3/09/24.. .		130	131	991997571.UG.FTS.B, Zero Cpn, 3/11/24..	143	10
991981257.UG.FTS.B, 29.48%, 3/09/24.. .		405	411	991997903.UG.FTS.B, Zero Cpn, 3/11/24..	49	3
992023316.UG.FTS.B, 29.48%, 3/09/24.. .		547	558	991998539.UG.FTS.B, Zero Cpn, 3/11/24..	291	20
991947664.UG.FTS.B, 29.49%, 3/09/24.. .		24	22	992004426.UG.FTS.B, Zero Cpn, 3/11/24..	116	8
991947688.UG.FTS.B, 29.49%, 3/09/24.. .		214	(13)	992009326.UG.FTS.B, Zero Cpn, 3/11/24..	422	29
991948104.UG.FTS.B, 29.49%, 3/09/24.. .		114	116	992011088.UG.FTS.B, Zero Cpn, 3/11/24..	69	5
991949509.UG.FTS.B, 29.49%, 3/09/24.. .		337	259	992020175.UG.FTS.B, Zero Cpn, 3/11/24..	61	4
991952909.UG.FTS.B, 29.49%, 3/09/24.. .		64	63	992048481.UG.FTS.B, Zero Cpn, 3/11/24..	105	7
991953930.UG.FTS.B, 29.49%, 3/09/24.. .		75	77	992166067.UG.FTS.B, Zero Cpn, 3/11/24..	294	21
991954992.UG.FTS.B, 29.49%, 3/09/24.. .		1,063	1,050	992198907.UG.FTS.B, Zero Cpn, 3/11/24..	59	4
991956849.UG.FTS.B, 29.49%, 3/09/24.. .		643	638	992211077.UG.FTS.B, Zero Cpn, 3/11/24..	101	7
991957564.UG.FTS.B, 29.49%, 3/09/24.. .		28	28	992119104.UG.FTS.B, 19.99%, 3/11/24. . .	319	326
991959995.UG.FTS.B, 29.49%, 3/09/24.. .		236	237	992122000.UG.FTS.B, 19.99%, 3/11/24. . .	98	77
991970332.UG.FTS.B, 29.49%, 3/09/24.. .		57	58	992160225.UG.FTS.B, 19.99%, 3/11/24. . .	528	532
991981108.UG.FTS.B, 29.49%, 3/09/24. . .		74	75	992186911.UG.FTS.B, 19.99%, 3/11/24. . .	540	543
991981726.UG.FTS.B, 29.49%, 3/09/24.. .		131	130	992208649.UG.FTS.B, 19.99%, 3/11/24. . .	297	299
991987950.UG.FTS.B, 29.49%, 3/09/24.. .		21	20	992009208.UG.FTS.B, 25.44%, 3/11/24. . .	1,557	405
991992833.UG.FTS.B, 29.49%, 3/09/24.. .		119	120	992027372.UG.FTS.B, 25.44%, 3/11/24. . .	13	13
992001036.UG.FTS.B, 29.49%, 3/09/24.. .		207	211	992091791.UG.FTS.B, 25.45%, 3/11/24. . .	435	112
992050277.UG.FTS.B, 29.49%, 3/09/24.. .		89	90	991980660.UG.FTS.B, 26.44%, 3/11/24. . .	168	168
992162012.UG.FTS.B, 29.49%, 3/09/24.. .		82	82	991992817.UG.FTS.B, 26.44%, 3/11/24. . .	31	31
992201836.UG.FTS.B, 29.49%, 3/09/24.. .		147	148	992219283.UG.FTS.B, 27.95%, 3/11/24. . .	342	345
992227421.UG.FTS.B, 29.49%, 3/09/24.. .		818	817	992227499.UG.FTS.B, 27.95%, 3/11/24. . .	5	5
992227559.UG.FTS.B, 29.49%, 3/09/24.. .		378	379	991969535.UG.FTS.B, 27.99%, 3/11/24. . .	291	291
991971742.UG.FTS.B, Zero Cpn, 3/10/24..		155	11	991980673.UG.FTS.B, 28.48%, 3/11/24. . .	220	57
991979174.UG.FTS.B, Zero Cpn, 3/10/24..		1,020	71	991995931.UG.FTS.B, 28.48%, 3/11/24. . .	10	6
992054339.UG.FTS.B, 15.47%, 3/10/24.. .		207	209	992003524.UG.FTS.B, 28.48%, 3/11/24. . .	486	376
992133732.UG.FTS.B, 16.49%, 3/10/24.. .		142	143	992025302.UG.FTS.B, 28.48%, 3/11/24. . .	185	188
991983333.UG.FTS.B, 17.49%, 3/10/24.. .		16	16	992046363.UG.FTS.B, 28.48%, 3/11/24. . .	524	405
992054320.UG.FTS.B, 17.49%, 3/10/24.. .		271	269	992046813.UG.FTS.B, 28.48%, 3/11/24. . .	567	579
991997335.UG.FTS.B, 28.48%, 3/10/24.. .		135	137	992057368.UG.FTS.B, 28.48%, 3/11/24. . .	1,255	1,268
992220904.UG.FTS.B, 28.48%, 3/10/24.. .		11	11	992069996.UG.FTS.B, 28.48%, 3/11/24. . .	10	10
992227005.UG.FTS.B, 28.48%, 3/10/24.. .		101	(4)	992074328.UG.FTS.B, 28.48%, 3/11/24. . .	468	473
991973313.UG.FTS.B, 29.48%, 3/10/24.. .		421	423	992081909.UG.FTS.B, 28.48%, 3/11/24. . .	60	48
991992482.UG.FTS.B, 29.48%, 3/10/24.. .		238	243	992094602.UG.FTS.B, 28.48%, 3/11/24. . .	88	20
992107287.UG.FTS.B, 29.48%, 3/10/24.. .		43	43	992108714.UG.FTS.B, 28.48%, 3/11/24. . .	44	44
992223848.UG.FTS.B, 29.48%, 3/10/24.. .		157	158	992122493.UG.FTS.B, 28.48%, 3/11/24. . .	311	316
991957369.UG.FTS.B, 29.49%, 3/10/24.. .		172	12	992146186.UG.FTS.B, 28.48%, 3/11/24. . .	104	81
991972731.UG.FTS.B, 29.49%, 3/10/24.. .		206	200	992156171.UG.FTS.B, 28.48%, 3/11/24. . .	69	70
991998219.UG.FTS.B, 29.49%, 3/10/24.. .		239	235	992159674.UG.FTS.B, 28.48%, 3/11/24. . .	9	9
992009702.UG.FTS.B, 29.49%, 3/10/24.. .		4	4	992184956.UG.FTS.B, 28.48%, 3/11/24. . .	2,212	578
992028625.UG.FTS.B, 29.49%, 3/10/24.. .		266	264	992201771.UG.FTS.B, 28.48%, 3/11/24. . .	132	133
992050795.UG.FTS.B, 29.49%, 3/10/24.. .		29	29	992222674.UG.FTS.B, 28.48%, 3/11/24. . .	34	34
992065171.UG.FTS.B, 29.49%, 3/10/24.. .		314	315	991962422.UG.FTS.B, 29.45%, 3/11/24. . .	12	12
992082006.UG.FTS.B, 29.49%, 3/10/24.. .		82	82	992001356.UG.FTS.B, 29.45%, 3/11/24. . .	506	517
992122760.UG.FTS.B, 29.49%, 3/10/24.. .		536	539	991963803.UG.FTS.B, 29.46%, 3/11/24. . .	69	53
992161920.UG.FTS.B, 29.49%, 3/10/24.. .		129	130	992024303.UG.FTS.B, 29.46%, 3/11/24. . .	13	13
992221871.UG.FTS.B, 29.49%, 3/10/24.. .		51	51	992091528.UG.FTS.B, 29.46%, 3/11/24. . .	63	64
992222057.UG.FTS.B, 29.49%, 3/10/24.. .		97	26	991967970.UG.FTS.B, 29.47%, 3/11/24. . .	82	82
992224418.UG.FTS.B, 29.49%, 3/10/24.. .		116	116	991976338.UG.FTS.B, 29.47%, 3/11/24. . .	569	578
992227731.UG.FTS.B, 29.49%, 3/10/24.. .		485	488	992012412.UG.FTS.B, 29.47%, 3/11/24. . .	185	138
992232310.UG.FTS.B, 29.49%, 3/10/24.. .		106	82	992012694.UG.FTS.B, 29.47%, 3/11/24. . .	14	14
991970269.UG.FTS.B, Zero Cpn, 3/11/24..		37	3	992042505.UG.FTS.B, 29.47%, 3/11/24. . .	–	–
991970801.UG.FTS.B, Zero Cpn, 3/11/24..		516	36	992056001.UG.FTS.B, 29.47%, 3/11/24. . .	1	1
991974386.UG.FTS.B, Zero Cpn, 3/11/24..		76	5	992092631.UG.FTS.B, 29.47%, 3/11/24. . .	348	355
991977340.UG.FTS.B, Zero Cpn, 3/11/24..		47	3	991964858.UG.FTS.B, 29.48%, 3/11/24. . .	77	(3)
991978192.UG.FTS.B, Zero Cpn, 3/11/24..		47	3	991977266.UG.FTS.B, 29.48%, 3/11/24. . .	201	205

68	Annual Report	The accompanying notes are an integral part of these financial statements.			franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
	Principal			Principal
Description	Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Upgrade, Inc. - Card (continued)			Upgrade, Inc. - Card (continued)
991989904.UG.FTS.B, 29.48%, 3/11/24. . .	$ 471	$481	992016212.UG.FTS.B, 29.49%, 3/11/24. . .	$43	$7
992000949.UG.FTS.B, 29.48%, 3/11/24. . .	9	9	992017553.UG.FTS.B, 29.49%, 3/11/24. . .	269	267
992003825.UG.FTS.B, 29.48%, 3/11/24. . .	140	143	992017646.UG.FTS.B, 29.49%, 3/11/24. . .	93	94
992012066.UG.FTS.B, 29.48%, 3/11/24. . .	11	10	992020526.UG.FTS.B, 29.49%, 3/11/24. . .	36	6
992062783.UG.FTS.B, 29.48%, 3/11/24. . .	81	11	992021215.UG.FTS.B, 29.49%, 3/11/24. . .	54	54
992068921.UG.FTS.B, 29.48%, 3/11/24. . .	147	146	992023585.UG.FTS.B, 29.49%, 3/11/24. . .	49	48
992078333.UG.FTS.B, 29.48%, 3/11/24. . .	111	15	992024260.UG.FTS.B, 29.49%, 3/11/24. . .	272	277
992081960.UG.FTS.B, 29.48%, 3/11/24. . .	101	102	992026353.UG.FTS.B, 29.49%, 3/11/24. . .	–	–
992090036.UG.FTS.B, 29.48%, 3/11/24. . .	87	89	992027759.UG.FTS.B, 29.49%, 3/11/24. . .	30	30
992126882.UG.FTS.B, 29.48%, 3/11/24. . .	139	141	992028242.UG.FTS.B, 29.49%, 3/11/24. . .	32	32
992170007.UG.FTS.B, 29.48%, 3/11/24. . .	25	25	992029501.UG.FTS.B, 29.49%, 3/11/24. . .	64	65
992190424.UG.FTS.B, 29.48%, 3/11/24. . .	114	114	992030279.UG.FTS.B, 29.49%, 3/11/24. . .	56	57
992211041.UG.FTS.B, 29.48%, 3/11/24. . .	65	65	992032073.UG.FTS.B, 29.49%, 3/11/24. . .	115	(5)
992219602.UG.FTS.B, 29.48%, 3/11/24. . .	95	94	992033526.UG.FTS.B, 29.49%, 3/11/24. . .	77	78
992229844.UG.FTS.B, 29.48%, 3/11/24. . .	78	5	992036879.UG.FTS.B, 29.49%, 3/11/24. . .	64	62
991963105.UG.FTS.B, 29.49%, 3/11/24. . .	1,016	1,022	992038432.UG.FTS.B, 29.49%, 3/11/24. . .	207	211
991966512.UG.FTS.B, 29.49%, 3/11/24. . .	211	216	992038753.UG.FTS.B, 29.49%, 3/11/24. . .	186	186
991967449.UG.FTS.B, 29.49%, 3/11/24. . .	39	39	992040681.UG.FTS.B, 29.49%, 3/11/24. . .	103	104
991967902.UG.FTS.B, 29.49%, 3/11/24. . .	29	2	992041084.UG.FTS.B, 29.49%, 3/11/24. . .	44	45
991967978.UG.FTS.B, 29.49%, 3/11/24. . .	263	259	992043326.UG.FTS.B, 29.49%, 3/11/24. . .	157	160
991968169.UG.FTS.B, 29.49%, 3/11/24. . .	37	37	992046080.UG.FTS.B, 29.49%, 3/11/24. . .	90	7
991969299.UG.FTS.B, 29.49%, 3/11/24. . .	41	41	992046775.UG.FTS.B, 29.49%, 3/11/24. . .	177	177
991970831.UG.FTS.B, 29.49%, 3/11/24. . .	98	100	992048623.UG.FTS.B, 29.49%, 3/11/24. . .	140	142
991971719.UG.FTS.B, 29.49%, 3/11/24. . .	52	51	992052684.UG.FTS.B, 29.49%, 3/11/24. . .	182	177
991971759.UG.FTS.B, 29.49%, 3/11/24. . .	68	67	992058939.UG.FTS.B, 29.49%, 3/11/24. . .	139	37
991973120.UG.FTS.B, 29.49%, 3/11/24. . .	178	182	992061984.UG.FTS.B, 29.49%, 3/11/24. . .	61	62
991973597.UG.FTS.B, 29.49%, 3/11/24. . .	179	182	992062881.UG.FTS.B, 29.49%, 3/11/24. . .	379	385
991975594.UG.FTS.B, 29.49%, 3/11/24. . .	45	45	992063046.UG.FTS.B, 29.49%, 3/11/24. . .	123	121
991977148.UG.FTS.B, 29.49%, 3/11/24. . .	17	17	992064330.UG.FTS.B, 29.49%, 3/11/24. . .	30	29
991977900.UG.FTS.B, 29.49%, 3/11/24. . .	33	29	992064505.UG.FTS.B, 29.49%, 3/11/24. . .	176	179
991978339.UG.FTS.B, 29.49%, 3/11/24. . .	58	58	992065376.UG.FTS.B, 29.49%, 3/11/24. . .	–	–
991981361.UG.FTS.B, 29.49%, 3/11/24. . .	131	133	992065487.UG.FTS.B, 29.49%, 3/11/24. . .	94	95
991981798.UG.FTS.B, 29.49%, 3/11/24. . .	337	343	992068411.UG.FTS.B, 29.49%, 3/11/24. . .	33	30
991981843.UG.FTS.B, 29.49%, 3/11/24. . .	165	168	992069413.UG.FTS.B, 29.49%, 3/11/24. . .	328	331
991982907.UG.FTS.B, 29.49%, 3/11/24. . .	125	117	992070602.UG.FTS.B, 29.49%, 3/11/24. . .	36	36
991984128.UG.FTS.B, 29.49%, 3/11/24. . .	226	228	992072610.UG.FTS.B, 29.49%, 3/11/24. . .	84	22
991986133.UG.FTS.B, 29.49%, 3/11/24. . .	1,757	1,781	992073541.UG.FTS.B, 29.49%, 3/11/24. . .	35	35
991988264.UG.FTS.B, 29.49%, 3/11/24. . .	214	212	992075019.UG.FTS.B, 29.49%, 3/11/24. . .	26	4
991988472.UG.FTS.B, 29.49%, 3/11/24. . .	98	100	992075123.UG.FTS.B, 29.49%, 3/11/24. . .	359	365
991991486.UG.FTS.B, 29.49%, 3/11/24. . .	20	20	992079817.UG.FTS.B, 29.49%, 3/11/24. . .	162	22
991991666.UG.FTS.B, 29.49%, 3/11/24. . .	1,028	991	992080367.UG.FTS.B, 29.49%, 3/11/24. . .	79	77
991991892.UG.FTS.B, 29.49%, 3/11/24. . .	29	29	992082784.UG.FTS.B, 29.49%, 3/11/24. . .	143	115
991992026.UG.FTS.B, 29.49%, 3/11/24. . .	230	231	992082907.UG.FTS.B, 29.49%, 3/11/24. . .	117	119
991995732.UG.FTS.B, 29.49%, 3/11/24. . .	98	77	992085348.UG.FTS.B, 29.49%, 3/11/24. . .	216	29
991996702.UG.FTS.B, 29.49%, 3/11/24. . .	54	54	992088550.UG.FTS.B, 29.49%, 3/11/24. . .	13	13
991998856.UG.FTS.B, 29.49%, 3/11/24. . .	28	28	992088919.UG.FTS.B, 29.49%, 3/11/24. . .	69	71
992000404.UG.FTS.B, 29.49%, 3/11/24. . .	78	80	992091878.UG.FTS.B, 29.49%, 3/11/24. . .	696	709
992001112.UG.FTS.B, 29.49%, 3/11/24 . . .	56	55	992091949.UG.FTS.B, 29.49%, 3/11/24. . .	789	797
992001404.UG.FTS.B, 29.49%, 3/11/24. . .	38	33	992095090.UG.FTS.B, 29.49%, 3/11/24. . .	20	3
992003469.UG.FTS.B, 29.49%, 3/11/24. . .	7	7	992095656.UG.FTS.B, 29.49%, 3/11/24. . .	16	16
992004460.UG.FTS.B, 29.49%, 3/11/24. . .	71	72	992100022.UG.FTS.B, 29.49%, 3/11/24. . .	34	34
992006161.UG.FTS.B, 29.49%, 3/11/24. . .	120	122	992101184.UG.FTS.B, 29.49%, 3/11/24. . .	30	30
992006199.UG.FTS.B, 29.49%, 3/11/24. . .	7	7	992107139.UG.FTS.B, 29.49%, 3/11/24. . .	32	5
992006952.UG.FTS.B, 29.49%, 3/11/24. . .	25	25	992108065.UG.FTS.B, 29.49%, 3/11/24. . .	55	56
992008307.UG.FTS.B, 29.49%, 3/11/24. . .	12	12	992110531.UG.FTS.B, 29.49%, 3/11/24. . .	43	43
992010608.UG.FTS.B, 29.49%, 3/11/24. . .	30	30	992113578.UG.FTS.B, 29.49%, 3/11/24. . .	65	9
992012044.UG.FTS.B, 29.49%, 3/11/24. . .	20	20	992115212.UG.FTS.B, 29.49%, 3/11/24. . .	67	68
992013145.UG.FTS.B, 29.49%, 3/11/24. . .	164	162	992116545.UG.FTS.B, 29.49%, 3/11/24. . .	68	–

franklintempleton.com	The accompanying notes are an integral part of these financial statements.			Annual Report	69

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
		Principal		Principal
Description		Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Upgrade, Inc. - Card (continued)				Upgrade, Inc. - Card (continued)
992118667.UG.FTS.B, 29.49%, 3/11/24. . . $		125	$127	991991960.UG.FTS.B, 25.45%, 3/12/24.. . $	160	$159
992119262.UG.FTS.B, 29.49%, 3/11/24. . .		412	419	992054986.UG.FTS.B, 25.45%, 3/12/24.. .	27	27
992123247.UG.FTS.B, 29.49%, 3/11/24. . .		691	692	992020392.UG.FTS.B, 26.44%, 3/12/24.. .	297	298
992123631.UG.FTS.B, 29.49%, 3/11/24. . .		252	253	992058481.UG.FTS.B, 26.44%, 3/12/24.. .	166	166
992123633.UG.FTS.B, 29.49%, 3/11/24. . .		278	283	992147248.UG.FTS.B, 26.44%, 3/12/24.. .	145	145
992127206.UG.FTS.B, 29.49%, 3/11/24. . .		26	26	992080734.UG.FTS.B, 27.95%, 3/12/24.. .	97	26
992131003.UG.FTS.B, 29.49%, 3/11/24. . .		93	95	992236108.UG.FTS.B, 27.95%, 3/12/24.. .	409	412
992131523.UG.FTS.B, 29.49%, 3/11/24. . .		80	81	992032531.UG.FTS.B, 27.99%, 3/12/24.. .	73	72
992139676.UG.FTS.B, 29.49%, 3/11/24. . .		46	46	992211131.UG.FTS.B, 27.99%, 3/12/24. . .	153	155
992141229.UG.FTS.B, 29.49%, 3/11/24. . .		11	11	991976901.UG.FTS.B, 28.48%, 3/12/24.. .	11	11
992145666.UG.FTS.B, 29.49%, 3/11/24. . .		35	35	991977471.UG.FTS.B, 28.48%, 3/12/24.. .	200	200
992149062.UG.FTS.B, 29.49%, 3/11/24. . .		116	116	991977706.UG.FTS.B, 28.48%, 3/12/24.. .	10	9
992149476.UG.FTS.B, 29.49%, 3/11/24. . .		87	89	991980426.UG.FTS.B, 28.48%, 3/12/24.. .	63	17
992149734.UG.FTS.B, 29.49%, 3/11/24. . .		–	–	991980478.UG.FTS.B, 28.48%, 3/12/24.. .	360	366
992152643.UG.FTS.B, 29.49%, 3/11/24. . .		32	5	991980970.UG.FTS.B, 28.48%, 3/12/24.. .	81	5
992153056.UG.FTS.B, 29.49%, 3/11/24. . .		49	41	991981861.UG.FTS.B, 28.48%, 3/12/24.. .	205	209
992154283.UG.FTS.B, 29.49%, 3/11/24. . .		111	(2)	991993059.UG.FTS.B, 28.48%, 3/12/24.. .	429	438
992155445.UG.FTS.B, 29.49%, 3/11/24. . .		63	62	991994714.UG.FTS.B, 28.48%, 3/12/24.. .	262	268
992156484.UG.FTS.B, 29.49%, 3/11/24. . .		368	298	991995099.UG.FTS.B, 28.48%, 3/12/24.. .	700	713
992160244.UG.FTS.B, 29.49%, 3/11/24. . .		19	18	992016115.UG.FTS.B, 28.48%, 3/12/24. . .	143	145
992165322.UG.FTS.B, 29.49%, 3/11/24. . .		47	47	992019599.UG.FTS.B, 28.48%, 3/12/24.. .	119	121
992166895.UG.FTS.B, 29.49%, 3/11/24. . .		2,778	8	992041058.UG.FTS.B, 28.48%, 3/12/24.. .	209	213
992169000.UG.FTS.B, 29.49%, 3/11/24. . .		458	466	992052838.UG.FTS.B, 28.48%, 3/12/24.. .	11	11
992174667.UG.FTS.B, 29.49%, 3/11/24. . .		43	43	992064423.UG.FTS.B, 28.48%, 3/12/24.. .	150	150
992177545.UG.FTS.B, 29.49%, 3/11/24. . .		137	140	992080168.UG.FTS.B, 28.48%, 3/12/24.. .	89	91
992183149.UG.FTS.B, 29.49%, 3/11/24. . .		90	90	992089711.UG.FTS.B, 28.48%, 3/12/24. . .	243	246
992193276.UG.FTS.B, 29.49%, 3/11/24. . .		209	207	992108074.UG.FTS.B, 28.48%, 3/12/24.. .	402	405
992201602.UG.FTS.B, 29.49%, 3/11/24. . .		26	2	992128465.UG.FTS.B, 28.48%, 3/12/24.. .	83	84
992206791.UG.FTS.B, 29.49%, 3/11/24. . .		23	23	992140378.UG.FTS.B, 28.48%, 3/12/24.. .	1,029	1,040
992216140.UG.FTS.B, 29.49%, 3/11/24. . .		6	6	992144496.UG.FTS.B, 28.48%, 3/12/24.. .	9	9
992219945.UG.FTS.B, 29.49%, 3/11/24. . .		190	189	992227904.UG.FTS.B, 28.48%, 3/12/24.. .	177	179
992219983.UG.FTS.B, 29.49%, 3/11/24. . .		344	346	992245487.UG.FTS.B, 28.48%, 3/12/24.. .	90	91
992228039.UG.FTS.B, 29.49%, 3/11/24. . .		81	6	992246160.UG.FTS.B, 28.48%, 3/12/24.. .	3	3
992233205.UG.FTS.B, 29.49%, 3/11/24. . .		39	39	991987006.UG.FTS.B, 29.46%, 3/12/24.. .	420	329
992236288.UG.FTS.B, 29.49%, 3/11/24. . .		72	72	991992389.UG.FTS.B, 29.46%, 3/12/24.. .	344	351
992237544.UG.FTS.B, 29.49%, 3/11/24. . .		52	(2)	992020912.UG.FTS.B, 29.46%, 3/12/24.. .	144	146
992248438.UG.FTS.B, 29.49%, 3/11/24. . .		69	69	992132121.UG.FTS.B, 29.46%, 3/12/24.. .	123	125
992248545.UG.FTS.B, 29.49%, 3/11/24. . .		343	344	991977637.UG.FTS.B, 29.47%, 3/12/24.. .	154	153
991979008.UG.FTS.B, Zero Cpn, 3/12/24..		66	5	991994314.UG.FTS.B, 29.47%, 3/12/24.. .	211	215
991981348.UG.FTS.B, Zero Cpn, 3/12/24..		149	10	991994604.UG.FTS.B, 29.47%, 3/12/24.. .	324	264
991983238.UG.FTS.B, Zero Cpn, 3/12/24..		85	6	992005091.UG.FTS.B, 29.47%, 3/12/24.. .	137	139
991987727.UG.FTS.B, Zero Cpn, 3/12/24..		497	35	992015999.UG.FTS.B, 29.47%, 3/12/24.. .	95	96
991987875.UG.FTS.B, Zero Cpn, 3/12/24..		281	20	992104564.UG.FTS.B, 29.47%, 3/12/24.. .	432	343
991993865.UG.FTS.B, Zero Cpn, 3/12/24..		952	67	991979541.UG.FTS.B, 29.48%, 3/12/24.. .	39	13
992009596.UG.FTS.B, Zero Cpn, 3/12/24..		90	6	991984737.UG.FTS.B, 29.48%, 3/12/24.. .	75	5
992010317.UG.FTS.B, Zero Cpn, 3/12/24..		217	15	991985582.UG.FTS.B, 29.48%, 3/12/24.. .	143	141
992029987.UG.FTS.B, Zero Cpn, 3/12/24..		80	6	991987652.UG.FTS.B, 29.48%, 3/12/24.. .	33	33
992090345.UG.FTS.B, Zero Cpn, 3/12/24..		216	15	991990427.UG.FTS.B, 29.48%, 3/12/24.. .	493	503
992135790.UG.FTS.B, Zero Cpn, 3/12/24..		31	2	991991716.UG.FTS.B, 29.48%, 3/12/24.. .	740	748
992228916.UG.FTS.B, Zero Cpn, 3/12/24..		524	36	991993848.UG.FTS.B, 29.48%, 3/12/24.. .	1,406	1,428
991979939.UG.FTS.B, 19.99%, 3/12/24.. .		337	338	991994214.UG.FTS.B, 29.48%, 3/12/24.. .	705	716
992046704.UG.FTS.B, 19.99%, 3/12/24.. .		85	6	991994388.UG.FTS.B, 29.48%, 3/12/24.. .	486	488
992059972.UG.FTS.B, 19.99%, 3/12/24.. .		252	33	991995559.UG.FTS.B, 29.48%, 3/12/24.. .	479	488
992099670.UG.FTS.B, 19.99%, 3/12/24.. .		299	302	991996938.UG.FTS.B, 29.48%, 3/12/24.. .	131	134
992222823.UG.FTS.B, 19.99%, 3/12/24.. .		160	161	991999159.UG.FTS.B, 29.48%, 3/12/24.. .	24	23
991992429.UG.FTS.B, 25.44%, 3/12/24.. .		469	468	992001263.UG.FTS.B, 29.48%, 3/12/24.. .	406	32
992006543.UG.FTS.B, 25.44%, 3/12/24.. .		150	150	992007739.UG.FTS.B, 29.48%, 3/12/24.. .	118	120
992100194.UG.FTS.B, 25.44%, 3/12/24.. .		16	16	992011064.UG.FTS.B, 29.48%, 3/12/24. . .	12	12

70	Annual Report	The accompanying notes are an integral part of these financial statements.			franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
	Principal			Principal
Description	Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Upgrade, Inc. - Card (continued)			Upgrade, Inc. - Card (continued)
992033875.UG.FTS.B, 29.48%, 3/12/24.. .	$ 301	$307	992005501.UG.FTS.B, 29.49%, 3/12/24.. . $ 198		$201
992036981.UG.FTS.B, 29.48%, 3/12/24.. .	48	48	992009155.UG.FTS.B, 29.49%, 3/12/24.. .	53	54
992041049.UG.FTS.B, 29.48%, 3/12/24.. .	26	23	992009843.UG.FTS.B, 29.49%, 3/12/24.. .	34	34
992048219.UG.FTS.B, 29.48%, 3/12/24.. .	287	291	992009995.UG.FTS.B, 29.49%, 3/12/24.. .	7	7
992061894.UG.FTS.B, 29.48%, 3/12/24.. .	5	5	992010776.UG.FTS.B, 29.49%, 3/12/24.. .	114	114
992061952.UG.FTS.B, 29.48%, 3/12/24.. .	46	15	992014057.UG.FTS.B, 29.49%, 3/12/24.. .	71	63
992068922.UG.FTS.B, 29.48%, 3/12/24.. .	13	13	992014781.UG.FTS.B, 29.49%, 3/12/24.. .	209	210
992091748.UG.FTS.B, 29.48%, 3/12/24.. .	215	219	992015322.UG.FTS.B, 29.49%, 3/12/24.. .	3	3
992092709.UG.FTS.B, 29.48%, 3/12/24.. .	697	711	992016479.UG.FTS.B, 29.49%, 3/12/24.. .	61	62
992103724.UG.FTS.B, 29.48%, 3/12/24.. .	227	15	992016930.UG.FTS.B, 29.49%, 3/12/24.. .	–	–
992116109.UG.FTS.B, 29.48%, 3/12/24. . .	164	165	992019620.UG.FTS.B, 29.49%, 3/12/24.. .	17	2
992155636.UG.FTS.B, 29.48%, 3/12/24.. .	144	147	992019910.UG.FTS.B, 29.49%, 3/12/24.. .	–	–
992159021.UG.FTS.B, 29.48%, 3/12/24.. .	346	352	992020735.UG.FTS.B, 29.49%, 3/12/24.. .	69	69
992186587.UG.FTS.B, 29.48%, 3/12/24.. .	189	190	992021468.UG.FTS.B, 29.49%, 3/12/24.. .	241	242
992219600.UG.FTS.B, 29.48%, 3/12/24.. .	72	19	992024943.UG.FTS.B, 29.49%, 3/12/24.. .	39	39
991976697.UG.FTS.B, 29.49%, 3/12/24.. .	65	66	992025362.UG.FTS.B, 29.49%, 3/12/24.. .	72	73
991976932.UG.FTS.B, 29.49%, 3/12/24.. .	142	(6)	992025911.UG.FTS.B, 29.49%, 3/12/24. . .	315	315
991977541.UG.FTS.B, 29.49%, 3/12/24.. .	12	11	992029135.UG.FTS.B, 29.49%, 3/12/24.. .	70	71
991977618.UG.FTS.B, 29.49%, 3/12/24.. .	246	(16)	992031381.UG.FTS.B, 29.49%, 3/12/24.. .	30	29
991979307.UG.FTS.B, 29.49%, 3/12/24.. .	6	6	992033278.UG.FTS.B, 29.49%, 3/12/24.. .	1,567	1,588
991979632.UG.FTS.B, 29.49%, 3/12/24.. .	59	17	992036235.UG.FTS.B, 29.49%, 3/12/24.. .	517	(22)
991980627.UG.FTS.B, 29.49%, 3/12/24.. .	179	181	992037572.UG.FTS.B, 29.49%, 3/12/24.. .	557	567
991981018.UG.FTS.B, 29.49%, 3/12/24.. .	86	65	992039178.UG.FTS.B, 29.49%, 3/12/24.. .	36	36
991982957.UG.FTS.B, 29.49%, 3/12/24.. .	116	118	992039465.UG.FTS.B, 29.49%, 3/12/24.. .	70	71
991983851.UG.FTS.B, 29.49%, 3/12/24.. .	105	107	992043515.UG.FTS.B, 29.49%, 3/12/24.. .	10	10
991985169.UG.FTS.B, 29.49%, 3/12/24.. .	70	71	992046325.UG.FTS.B, 29.49%, 3/12/24.. .	101	102
991987390.UG.FTS.B, 29.49%, 3/12/24.. .	504	514	992046656.UG.FTS.B, 29.49%, 3/12/24.. .	53	53
991987451.UG.FTS.B, 29.49%, 3/12/24.. .	98	98	992051888.UG.FTS.B, 29.49%, 3/12/24.. .	–	–
991987707.UG.FTS.B, 29.49%, 3/12/24.. .	27	27	992052800.UG.FTS.B, 29.49%, 3/12/24.. .	31	2
991988530.UG.FTS.B, 29.49%, 3/12/24.. .	153	155	992056072.UG.FTS.B, 29.49%, 3/12/24.. .	160	162
991988815.UG.FTS.B, 29.49%, 3/12/24.. .	310	313	992057625.UG.FTS.B, 29.49%, 3/12/24.. .	1,398	1,425
991988840.UG.FTS.B, 29.49%, 3/12/24.. .	170	137	992067880.UG.FTS.B, 29.49%, 3/12/24.. .	232	236
991989211.UG.FTS.B, 29.49%, 3/12/24. . .	51	51	992069103.UG.FTS.B, 29.49%, 3/12/24.. .	68	69
991989660.UG.FTS.B, 29.49%, 3/12/24.. .	96	98	992069159.UG.FTS.B, 29.49%, 3/12/24.. .	55	56
991990176.UG.FTS.B, 29.49%, 3/12/24.. .	307	303	992071213.UG.FTS.B, 29.49%, 3/12/24.. .	21	20
991990964.UG.FTS.B, 29.49%, 3/12/24.. .	306	304	992071436.UG.FTS.B, 29.49%, 3/12/24.. .	102	104
991991285.UG.FTS.B, 29.49%, 3/12/24.. .	77	78	992071935.UG.FTS.B, 29.49%, 3/12/24.. .	72	73
991991358.UG.FTS.B, 29.49%, 3/12/24.. .	193	195	992072777.UG.FTS.B, 29.49%, 3/12/24.. .	92	93
991991432.UG.FTS.B, 29.49%, 3/12/24.. .	237	241	992075247.UG.FTS.B, 29.49%, 3/12/24.. .	168	172
991991867.UG.FTS.B, 29.49%, 3/12/24.. .	584	592	992075273.UG.FTS.B, 29.49%, 3/12/24.. .	9	9
991991991.UG.FTS.B, 29.49%, 3/12/24.. .	3	3	992075453.UG.FTS.B, 29.49%, 3/12/24.. .	148	11
991992793.UG.FTS.B, 29.49%, 3/12/24.. .	840	856	992091504.UG.FTS.B, 29.49%, 3/12/24.. .	97	78
991992934.UG.FTS.B, 29.49%, 3/12/24.. .	68	69	992093253.UG.FTS.B, 29.49%, 3/12/24.. .	24	4
991993294.UG.FTS.B, 29.49%, 3/12/24.. .	64	65	992095078.UG.FTS.B, 29.49%, 3/12/24.. .	100	101
991993792.UG.FTS.B, 29.49%, 3/12/24.. .	211	214	992116168.UG.FTS.B, 29.49%, 3/12/24. . .	45	38
991996593.UG.FTS.B, 29.49%, 3/12/24.. .	191	194	992119553.UG.FTS.B, 29.49%, 3/12/24. . .	130	129
991997329.UG.FTS.B, 29.49%, 3/12/24.. .	7	7	992125414.UG.FTS.B, 29.49%, 3/12/24.. .	179	(8)
991998323.UG.FTS.B, 29.49%, 3/12/24.. .	95	97	992128285.UG.FTS.B, 29.49%, 3/12/24.. .	67	69
991998381.UG.FTS.B, 29.49%, 3/12/24.. .	579	589	992134548.UG.FTS.B, 29.49%, 3/12/24.. .	71	72
991998416.UG.FTS.B, 29.49%, 3/12/24.. .	12	12	992136216.UG.FTS.B, 29.49%, 3/12/24.. .	84	85
991999068.UG.FTS.B, 29.49%, 3/12/24.. .	146	149	992137680.UG.FTS.B, 29.49%, 3/12/24.. .	112	114
991999303.UG.FTS.B, 29.49%, 3/12/24.. .	67	68	992144762.UG.FTS.B, 29.49%, 3/12/24.. .	110	16
991999407.UG.FTS.B, 29.49%, 3/12/24.. .	185	25	992146740.UG.FTS.B, 29.49%, 3/12/24.. .	35	35
991999409.UG.FTS.B, 29.49%, 3/12/24.. .	67	68	992147410.UG.FTS.B, 29.49%, 3/12/24.. .	27	27
992001461.UG.FTS.B, 29.49%, 3/12/24.. .	16	16	992148211.UG.FTS.B, 29.49%, 3/12/24. . .	114	(1)
992002327.UG.FTS.B, 29.49%, 3/12/24.. .	46	15	992150155.UG.FTS.B, 29.49%, 3/12/24.. .	2	2
992003453.UG.FTS.B, 29.49%, 3/12/24.. .	24	23	992150344.UG.FTS.B, 29.49%, 3/12/24.. .	66	66
992004438.UG.FTS.B, 29.49%, 3/12/24.. .	176	177	992152914.UG.FTS.B, 29.49%, 3/12/24.. .	99	101

franklintempleton.com	The accompanying notes are an integral part of these financial statements.			Annual Report	71

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
		Principal		Principal
Description		Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Upgrade, Inc. - Card (continued)				Upgrade, Inc. - Card (continued)
992158034.UG.FTS.B, 29.49%, 3/12/24.. . $		208	$210	992248778.UG.FTS.B, 29.49%, 3/14/24.. . $	63	$64
992159913.UG.FTS.B, 29.49%, 3/12/24.. .		150	152	992249113.UG.FTS.B, 29.49%, 3/14/24. . .	88	89
992162106.UG.FTS.B, 29.49%, 3/12/24.. .		71	71	992222159.UG.FTS.B, Zero Cpn, 3/15/24..	47	3
992164429.UG.FTS.B, 29.49%, 3/12/24.. .		69	70	992231888.UG.FTS.B, 20.47%, 3/15/24.. .	84	84
992165141.UG.FTS.B, 29.49%, 3/12/24.. .		95	(4)	992234871.UG.FTS.B, 21.48%, 3/15/24.. .	115	115
992173972.UG.FTS.B, 29.49%, 3/12/24.. .		152	151	992257016.UG.FTS.B, 21.48%, 3/15/24.. .	202	201
992180237.UG.FTS.B, 29.49%, 3/12/24.. .		33	33	992257213.UG.FTS.B, 22.47%, 3/15/24.. .	168	168
992182279.UG.FTS.B, 29.49%, 3/12/24.. .		19	19	992235610.UG.FTS.B, 28.48%, 3/15/24.. .	69	69
992190865.UG.FTS.B, 29.49%, 3/12/24.. .		84	(4)	992248857.UG.FTS.B, 28.48%, 3/15/24.. .	72	72
992195564.UG.FTS.B, 29.49%, 3/12/24.. .		8	8	992244370.UG.FTS.B, 29.46%, 3/15/24.. .	39	40
992198780.UG.FTS.B, 29.49%, 3/12/24.. .		63	64	992228817.UG.FTS.B, 29.49%, 3/15/24.. .	689	691
992201922.UG.FTS.B, 29.49%, 3/12/24.. .		98	7	992229492.UG.FTS.B, 29.49%, 3/15/24.. .	68	68
992207898.UG.FTS.B, 29.49%, 3/12/24.. .		80	60	992236571.UG.FTS.B, 29.49%, 3/15/24.. .	71	(2)
992208334.UG.FTS.B, 29.49%, 3/12/24.. .		11	11	992237964.UG.FTS.B, 29.49%, 3/15/24.. .	483	486
992208931.UG.FTS.B, 29.49%, 3/12/24.. .		103	103	992238035.UG.FTS.B, 29.49%, 3/15/24.. .	25	25
992209496.UG.FTS.B, 29.49%, 3/12/24.. .		107	(5)	992241085.UG.FTS.B, 29.49%, 3/15/24.. .	134	135
992212582.UG.FTS.B, 29.49%, 3/12/24.. .		54	(1)	992241471.UG.FTS.B, 29.49%, 3/15/24.. .	65	65
992218476.UG.FTS.B, 29.49%, 3/12/24.. .		137	138	992256440.UG.FTS.B, 29.49%, 3/15/24.. .	137	138
992231303.UG.FTS.B, 29.49%, 3/12/24.. .		51	44	992256594.UG.FTS.B, 29.49%, 3/15/24.. .	49	50
992231708.UG.FTS.B, 29.49%, 3/12/24.. .		89	89	992257450.UG.FTS.B, 29.49%, 3/15/24.. .	180	180
992232221.UG.FTS.B, 29.49%, 3/12/24.. .		20	20	992046727.UG.FTS.B, 17.71%, 3/18/24.. .	864	873
992233767.UG.FTS.B, 29.49%, 3/12/24.. .		54	54	992082162.UG.FTS.B, Zero Cpn, 3/21/24..	139	9
992238891.UG.FTS.B, 29.49%, 3/12/24.. .		14	14	992221695.UG.FTS.B, Zero Cpn, 3/21/24..	94	7
992238895.UG.FTS.B, 29.49%, 3/12/24.. .		280	(18)	992126644.UG.FTS.B, 19.99%, 3/21/24.. .	231	–
992238974.UG.FTS.B, 29.49%, 3/12/24.. .		103	103	992073948.UG.FTS.B, 26.44%, 3/21/24.. .	630	634
992242905.UG.FTS.B, 29.49%, 3/12/24.. .		68	68	992071429.UG.FTS.B, 26.49%, 3/21/24.. .	43	7
992244453.UG.FTS.B, 29.49%, 3/12/24.. .		79	5	992154424.UG.FTS.B, 27.99%, 3/21/24.. .	63	64
992246985.UG.FTS.B, 29.49%, 3/12/24.. .		361	95	992211912.UG.FTS.B, 28.48%, 3/21/24. . .	101	102
992248637.UG.FTS.B, 29.49%, 3/12/24.. .		137	137	992119846.UG.FTS.B, 29.47%, 3/21/24. . .	118	117
992251449.UG.FTS.B, 29.49%, 3/12/24.. .		80	80	992059207.UG.FTS.B, 29.48%, 3/21/24.. .	28	28
992256192.UG.FTS.B, 29.49%, 3/12/24.. .		147	147	992062232.UG.FTS.B, 29.48%, 3/21/24.. .	99	99
992256719.UG.FTS.B, 29.49%, 3/12/24.. .		137	138	992080667.UG.FTS.B, 29.48%, 3/21/24.. .	83	85
991976016.UG.FTS.B, 29.99%, 3/12/24.. .		156	159	992084250.UG.FTS.B, 29.48%, 3/21/24.. .	786	53
992194961.UG.FTS.B, 29.99%, 3/12/24.. .		22	22	992100121.UG.FTS.B, 29.48%, 3/21/24.. .	47	48
992248532.UG.FTS.B, Zero Cpn, 3/13/24..		117	8	992228997.UG.FTS.B, 29.48%, 3/21/24.. .	172	174
992251901.UG.FTS.B, Zero Cpn, 3/13/24..		23	2	992058652.UG.FTS.B, 29.49%, 3/21/24.. .	144	146
992206780.UG.FTS.B, 17.49%, 3/13/24.. .		3	3	992059391.UG.FTS.B, 29.49%, 3/21/24.. .	220	221
992257356.UG.FTS.B, 19.99%, 3/13/24.. .		51	52	992059518.UG.FTS.B, 29.49%, 3/21/24.. .	189	194
992238746.UG.FTS.B, 27.99%, 3/13/24.. .		171	173	992061481.UG.FTS.B, 29.49%, 3/21/24.. .	143	144
992221205.UG.FTS.B, 28.48%, 3/13/24.. .		11	11	992063981.UG.FTS.B, 29.49%, 3/21/24.. .	330	332
992222620.UG.FTS.B, 29.48%, 3/13/24.. .		56	57	992064804.UG.FTS.B, 29.49%, 3/21/24.. .	58	59
992244001.UG.FTS.B, 29.48%, 3/13/24.. .		199	200	992069331.UG.FTS.B, 29.49%, 3/21/24.. .	76	78
992221497.UG.FTS.B, 29.49%, 3/13/24.. .		888	887	992075877.UG.FTS.B, 29.49%, 3/21/24.. .	64	(3)
992225158.UG.FTS.B, 29.49%, 3/13/24.. .		40	40	992076110.UG.FTS.B, 29.49%, 3/21/24. . .	8	8
992236245.UG.FTS.B, 29.49%, 3/13/24.. .		114	115	992080861.UG.FTS.B, 29.49%, 3/21/24.. .	494	504
992238039.UG.FTS.B, 29.49%, 3/13/24.. .		118	118	992088310.UG.FTS.B, 29.49%, 3/21/24.. .	14	14
992247253.UG.FTS.B, 29.49%, 3/13/24.. .		12	12	992103801.UG.FTS.B, 29.49%, 3/21/24.. .	76	11
992248601.UG.FTS.B, 29.49%, 3/13/24.. .		91	24	992106222.UG.FTS.B, 29.49%, 3/21/24.. .	67	68
992249635.UG.FTS.B, 29.49%, 3/13/24.. .		59	60	992109110.UG.FTS.B, 29.49%, 3/21/24. . .	40	41
992245035.UG.FTS.B, Zero Cpn, 3/14/24..		412	29	992114184.UG.FTS.B, 29.49%, 3/21/24. . .	143	144
992229986.UG.FTS.B, 28.48%, 3/14/24.. .		266	267	992123946.UG.FTS.B, 29.49%, 3/21/24.. .	172	176
992226697.UG.FTS.B, 29.48%, 3/14/24.. .		149	150	992164644.UG.FTS.B, 29.49%, 3/21/24.. .	229	235
992256645.UG.FTS.B, 29.48%, 3/14/24.. .		158	160	992169985.UG.FTS.B, 29.49%, 3/21/24.. .	69	68
992221114.UG.FTS.B, 29.49%, 3/14/24. . .		174	172	992178504.UG.FTS.B, 29.49%, 3/21/24.. .	100	103
992227885.UG.FTS.B, 29.49%, 3/14/24.. .		153	153	992196449.UG.FTS.B, 29.49%, 3/21/24.. .	153	12
992229543.UG.FTS.B, 29.49%, 3/14/24.. .		166	166	992236018.UG.FTS.B, 29.49%, 3/21/24.. .	749	109
992232418.UG.FTS.B, 29.49%, 3/14/24.. .		106	106	992264002.UG.FTS.B, 29.49%, 3/21/24.. .	84	85
992237932.UG.FTS.B, 29.49%, 3/14/24.. .		148	39	992291699.UG.FTS.B, 29.49%, 3/21/24.. .	97	98

72	Annual Report	The accompanying notes are an integral part of these financial statements.			franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
	Principal			Principal
Description	Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Upgrade, Inc. - Card (continued)			Upgrade, Inc. - Card (continued)
992333658.UG.FTS.B, 29.49%, 3/21/24.. .	$23	$23	992295280.UG.FTS.B, 19.99%, 3/23/24.. . $ 106		$107
992337443.UG.FTS.B, 29.49%, 3/21/24.. .	51	51	992083040.UG.FTS.B, 21.47%, 3/23/24.. .	162	162
992337929.UG.FTS.B, 29.49%, 3/21/24.. .	79	80	992099580.UG.FTS.B, 21.47%, 3/23/24.. .	58	1
992164300.UG.FTS.B, Zero Cpn, 3/22/24..	218	15	992217305.UG.FTS.B, 21.47%, 3/23/24.. .	294	296
992288209.UG.FTS.B, Zero Cpn, 3/22/24..	81	6	992080766.UG.FTS.B, 22.45%, 3/23/24.. .	169	170
992075574.UG.FTS.B, 15.47%, 3/22/24.. .	126	127	992108038.UG.FTS.B, 22.45%, 3/23/24.. .	104	105
992088590.UG.FTS.B, 20.48%, 3/22/24.. .	433	432	992112975.UG.FTS.B, 22.45%, 3/23/24. . .	2,407	2,436
992069217.UG.FTS.B, 21.48%, 3/22/24.. .	148	148	992087993.UG.FTS.B, 22.47%, 3/23/24.. .	965	973
992332358.UG.FTS.B, 24.45%, 3/22/24.. .	69	69	992102137.UG.FTS.B, 22.47%, 3/23/24.. .	750	756
992081106.UG.FTS.B, 28.48%, 3/22/24. . .	74	74	992151855.UG.FTS.B, 22.47%, 3/23/24.. .	194	(1)
992129623.UG.FTS.B, 28.48%, 3/22/24.. .	47	48	992080372.UG.FTS.B, 23.45%, 3/23/24.. .	1,505	116
992289485.UG.FTS.B, 29.47%, 3/22/24.. .	75	76	992229367.UG.FTS.B, 24.45%, 3/23/24.. .	102	103
992171922.UG.FTS.B, 29.48%, 3/22/24.. .	178	183	992082470.UG.FTS.B, 25.44%, 3/23/24.. .	609	613
992069928.UG.FTS.B, 29.49%, 3/22/24.. .	54	54	992177179.UG.FTS.B, 25.44%, 3/23/24.. .	343	345
992070230.UG.FTS.B, 29.49%, 3/22/24.. .	374	382	992092481.UG.FTS.B, 26.49%, 3/23/24.. .	771	611
992070887.UG.FTS.B, 29.49%, 3/22/24.. .	74	75	992139807.UG.FTS.B, 26.49%, 3/23/24.. .	205	163
992072385.UG.FTS.B, 29.49%, 3/22/24.. .	37	37	992078730.UG.FTS.B, 27.99%, 3/23/24.. .	709	726
992072525.UG.FTS.B, 29.49%, 3/22/24.. .	170	(8)	992110891.UG.FTS.B, 27.99%, 3/23/24. . .	460	468
992075057.UG.FTS.B, 29.49%, 3/22/24.. .	334	336	992075192.UG.FTS.B, 28.48%, 3/23/24.. .	48	49
992076874.UG.FTS.B, 29.49%, 3/22/24.. .	236	242	992075903.UG.FTS.B, 28.48%, 3/23/24.. .	316	322
992079924.UG.FTS.B, 29.49%, 3/22/24.. .	172	(6)	992077309.UG.FTS.B, 28.48%, 3/23/24.. .	115	115
992083956.UG.FTS.B, 29.49%, 3/22/24.. .	6	6	992078472.UG.FTS.B, 28.48%, 3/23/24.. .	60	62
992085524.UG.FTS.B, 29.49%, 3/22/24.. .	24	24	992080231.UG.FTS.B, 28.48%, 3/23/24.. .	80	81
992088821.UG.FTS.B, 29.49%, 3/22/24.. .	60	62	992081851.UG.FTS.B, 28.48%, 3/23/24.. .	38	39
992221740.UG.FTS.B, 29.49%, 3/22/24.. .	10	10	992086135.UG.FTS.B, 28.48%, 3/23/24.. .	372	381
992222932.UG.FTS.B, 29.49%, 3/22/24.. .	121	122	992087446.UG.FTS.B, 28.48%, 3/23/24.. .	59	9
992331911.UG.FTS.B, 29.49%, 3/22/24. . .	15	15	992088139.UG.FTS.B, 28.48%, 3/23/24.. .	76	77
992333164.UG.FTS.B, 29.49%, 3/22/24.. .	–	–	992089378.UG.FTS.B, 28.48%, 3/23/24.. .	104	104
992334881.UG.FTS.B, 29.49%, 3/22/24.. .	9	9	992099572.UG.FTS.B, 28.48%, 3/23/24.. .	44	45
992335452.UG.FTS.B, 29.49%, 3/22/24.. .	177	178	992109686.UG.FTS.B, 28.48%, 3/23/24.. .	145	148
992335766.UG.FTS.B, 29.49%, 3/22/24.. .	7	7	992112929.UG.FTS.B, 28.48%, 3/23/24. . .	313	321
992084315.UG.FTS.B, Zero Cpn, 3/23/24..	149	11	992115745.UG.FTS.B, 28.48%, 3/23/24. . .	306	314
992087994.UG.FTS.B, Zero Cpn, 3/23/24..	213	15	992115966.UG.FTS.B, 28.48%, 3/23/24. . .	72	74
992091883.UG.FTS.B, Zero Cpn, 3/23/24..	114	8	992135303.UG.FTS.B, 28.48%, 3/23/24.. .	33	33
992092120.UG.FTS.B, Zero Cpn, 3/23/24..	145	10	992135722.UG.FTS.B, 28.48%, 3/23/24.. .	48	48
992098666.UG.FTS.B, Zero Cpn, 3/23/24..	90	6	992143519.UG.FTS.B, 28.48%, 3/23/24.. .	67	68
992109531.UG.FTS.B, Zero Cpn, 3/23/24..	363	25	992144038.UG.FTS.B, 28.48%, 3/23/24.. .	65	65
992117162.UG.FTS.B, Zero Cpn, 3/23/24..	42	3	992157605.UG.FTS.B, 28.48%, 3/23/24.. .	63	64
992117497.UG.FTS.B, Zero Cpn, 3/23/24..	353	25	992166058.UG.FTS.B, 28.48%, 3/23/24.. .	383	393
992143774.UG.FTS.B, Zero Cpn, 3/23/24..	288	20	992178330.UG.FTS.B, 28.48%, 3/23/24.. .	85	87
992152434.UG.FTS.B, Zero Cpn, 3/23/24..	157	11	992182026.UG.FTS.B, 28.48%, 3/23/24.. .	247	251
992168069.UG.FTS.B, Zero Cpn, 3/23/24..	50	3	992184739.UG.FTS.B, 28.48%, 3/23/24.. .	7	7
992184446.UG.FTS.B, Zero Cpn, 3/23/24..	96	7	992192250.UG.FTS.B, 28.48%, 3/23/24.. .	66	66
992334810.UG.FTS.B, Zero Cpn, 3/23/24..	87	6	992199643.UG.FTS.B, 28.48%, 3/23/24.. .	63	64
992081564.UG.FTS.B, 17.49%, 3/23/24.. .	216	217	992215020.UG.FTS.B, 28.48%, 3/23/24.. .	16	16
992080099.UG.FTS.B, 17.71%, 3/23/24.. .	451	455	992223928.UG.FTS.B, 28.48%, 3/23/24.. .	13	13
992086082.UG.FTS.B, 18.96%, 3/23/24.. .	1,043	1,054	992238981.UG.FTS.B, 28.48%, 3/23/24.. .	173	177
992090289.UG.FTS.B, 19.47%, 3/23/24.. .	–	–	992253596.UG.FTS.B, 28.48%, 3/23/24.. .	88	89
992091593.UG.FTS.B, 19.96%, 3/23/24.. .	716	725	992265321.UG.FTS.B, 28.48%, 3/23/24.. .	86	88
992162730.UG.FTS.B, 19.96%, 3/23/24.. .	160	162	992297464.UG.FTS.B, 28.48%, 3/23/24.. .	7	7
992075141.UG.FTS.B, 19.99%, 3/23/24.. .	58	59	992081398.UG.FTS.B, 29.46%, 3/23/24.. .	10	10
992075782.UG.FTS.B, 19.99%, 3/23/24.. .	68	68	992084270.UG.FTS.B, 29.46%, 3/23/24.. .	376	27
992084564.UG.FTS.B, 19.99%, 3/23/24.. .	14	14	992113189.UG.FTS.B, 29.46%, 3/23/24. . .	883	65
992088622.UG.FTS.B, 19.99%, 3/23/24.. .	13	13	992125045.UG.FTS.B, 29.46%, 3/23/24.. .	523	536
992096028.UG.FTS.B, 19.99%, 3/23/24.. .	379	386	992144623.UG.FTS.B, 29.46%, 3/23/24.. .	330	339
992139604.UG.FTS.B, 19.99%, 3/23/24.. .	235	240	992322378.UG.FTS.B, 29.46%, 3/23/24.. .	206	209
992220049.UG.FTS.B, 19.99%, 3/23/24.. .	32	32	992079043.UG.FTS.B, 29.47%, 3/23/24.. .	482	487
992238542.UG.FTS.B, 19.99%, 3/23/24.. .	1,009	1,035	992084847.UG.FTS.B, 29.47%, 3/23/24.. .	156	158

franklintempleton.com	The accompanying notes are an integral part of these financial statements.			Annual Report	73

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
		Principal		Principal
Description		Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Upgrade, Inc. - Card (continued)				Upgrade, Inc. - Card (continued)
992093193.UG.FTS.B, 29.47%, 3/23/24.. . $		1,051	$1,074	992087429.UG.FTS.B, 29.49%, 3/23/24.. . $	81	$(5)
992137517.UG.FTS.B, 29.47%, 3/23/24.. .		77	79	992087914.UG.FTS.B, 29.49%, 3/23/24.. .	332	328
992138407.UG.FTS.B, 29.47%, 3/23/24.. .		129	130	992088259.UG.FTS.B, 29.49%, 3/23/24.. .	85	84
992162173.UG.FTS.B, 29.47%, 3/23/24.. .		55	57	992088702.UG.FTS.B, 29.49%, 3/23/24.. .	516	526
992180325.UG.FTS.B, 29.47%, 3/23/24.. .		90	92	992088897.UG.FTS.B, 29.49%, 3/23/24.. .	65	66
992225493.UG.FTS.B, 29.47%, 3/23/24.. .		21	21	992090174.UG.FTS.B, 29.49%, 3/23/24.. .	1,169	1,190
992075860.UG.FTS.B, 29.48%, 3/23/24.. .		1,513	1,531	992091767.UG.FTS.B, 29.49%, 3/23/24.. .	197	202
992081904.UG.FTS.B, 29.48%, 3/23/24.. .		103	104	992092961.UG.FTS.B, 29.49%, 3/23/24.. .	703	721
992084960.UG.FTS.B, 29.48%, 3/23/24.. .		29	30	992093228.UG.FTS.B, 29.49%, 3/23/24.. .	175	180
992091300.UG.FTS.B, 29.48%, 3/23/24.. .		244	21	992093528.UG.FTS.B, 29.49%, 3/23/24.. .	211	165
992093771.UG.FTS.B, 29.48%, 3/23/24.. .		583	594	992094074.UG.FTS.B, 29.49%, 3/23/24.. .	99	99
992105664.UG.FTS.B, 29.48%, 3/23/24.. .		6	6	992094081.UG.FTS.B, 29.49%, 3/23/24.. .	38	39
992106250.UG.FTS.B, 29.48%, 3/23/24.. .		139	142	992095814.UG.FTS.B, 29.49%, 3/23/24.. .	159	162
992114239.UG.FTS.B, 29.48%, 3/23/24. . .		53	54	992098225.UG.FTS.B, 29.49%, 3/23/24.. .	34	34
992115794.UG.FTS.B, 29.48%, 3/23/24. . .		98	99	992098932.UG.FTS.B, 29.49%, 3/23/24.. .	21	21
992116628.UG.FTS.B, 29.48%, 3/23/24. . .		121	18	992101144.UG.FTS.B, 29.49%, 3/23/24. . .	99	100
992117051.UG.FTS.B, 29.48%, 3/23/24. . .		203	208	992103503.UG.FTS.B, 29.49%, 3/23/24.. .	351	358
992118674.UG.FTS.B, 29.48%, 3/23/24. . .		14	14	992104096.UG.FTS.B, 29.49%, 3/23/24.. .	283	290
992128724.UG.FTS.B, 29.48%, 3/23/24.. .		254	259	992104975.UG.FTS.B, 29.49%, 3/23/24.. .	33	34
992129352.UG.FTS.B, 29.48%, 3/23/24.. .		37	32	992105454.UG.FTS.B, 29.49%, 3/23/24.. .	8	8
992129404.UG.FTS.B, 29.48%, 3/23/24.. .		331	30	992106340.UG.FTS.B, 29.49%, 3/23/24.. .	30	30
992142473.UG.FTS.B, 29.48%, 3/23/24.. .		425	424	992107438.UG.FTS.B, 29.49%, 3/23/24.. .	238	239
992172882.UG.FTS.B, 29.48%, 3/23/24.. .		154	157	992108349.UG.FTS.B, 29.49%, 3/23/24.. .	6	6
992188566.UG.FTS.B, 29.48%, 3/23/24.. .		222	228	992109266.UG.FTS.B, 29.49%, 3/23/24.. .	92	93
992194496.UG.FTS.B, 29.48%, 3/23/24.. .		32	32	992109781.UG.FTS.B, 29.49%, 3/23/24.. .	523	530
992197970.UG.FTS.B, 29.48%, 3/23/24.. .		112	115	992109999.UG.FTS.B, 29.49%, 3/23/24.. .	57	57
992206246.UG.FTS.B, 29.48%, 3/23/24.. .		54	54	992111076.UG.FTS.B, 29.49%, 3/23/24. . .	165	24
992216364.UG.FTS.B, 29.48%, 3/23/24.. .		401	35	992111597.UG.FTS.B, 29.49%, 3/23/24. . .	40	40
992230613.UG.FTS.B, 29.48%, 3/23/24.. .		397	408	992112456.UG.FTS.B, 29.49%, 3/23/24. . .	693	703
992235251.UG.FTS.B, 29.48%, 3/23/24.. .		28	28	992114286.UG.FTS.B, 29.49%, 3/23/24. . .	63	64
992302396.UG.FTS.B, 29.48%, 3/23/24.. .		260	64	992116415.UG.FTS.B, 29.49%, 3/23/24. . .	276	239
992313618.UG.FTS.B, 29.48%, 3/23/24.. .		183	184	992118171.UG.FTS.B, 29.49%, 3/23/24. . .	132	136
992322683.UG.FTS.B, 29.48%, 3/23/24.. .		4	4	992118773.UG.FTS.B, 29.49%, 3/23/24. . .	138	139
992074876.UG.FTS.B, 29.49%, 3/23/24.. .		66	5	992121725.UG.FTS.B, 29.49%, 3/23/24.. .	777	111
992074978.UG.FTS.B, 29.49%, 3/23/24.. .		107	110	992122922.UG.FTS.B, 29.49%, 3/23/24.. .	140	143
992075137.UG.FTS.B, 29.49%, 3/23/24.. .		352	353	992124298.UG.FTS.B, 29.49%, 3/23/24.. .	40	40
992075533.UG.FTS.B, 29.49%, 3/23/24.. .		1,030	1,054	992125397.UG.FTS.B, 29.49%, 3/23/24.. .	144	146
992075603.UG.FTS.B, 29.49%, 3/23/24.. .		348	354	992126923.UG.FTS.B, 29.49%, 3/23/24.. .	43	44
992076305.UG.FTS.B, 29.49%, 3/23/24.. .		149	153	992127351.UG.FTS.B, 29.49%, 3/23/24.. .	115	115
992076746.UG.FTS.B, 29.49%, 3/23/24.. .		132	135	992129263.UG.FTS.B, 29.49%, 3/23/24.. .	21	21
992077898.UG.FTS.B, 29.49%, 3/23/24.. .		15	15	992131622.UG.FTS.B, 29.49%, 3/23/24.. .	767	779
992077968.UG.FTS.B, 29.49%, 3/23/24.. .		77	78	992132221.UG.FTS.B, 29.49%, 3/23/24.. .	137	141
992078043.UG.FTS.B, 29.49%, 3/23/24.. .		426	430	992135554.UG.FTS.B, 29.49%, 3/23/24.. .	143	147
992078339.UG.FTS.B, 29.49%, 3/23/24.. .		719	738	992135817.UG.FTS.B, 29.49%, 3/23/24.. .	239	245
992078829.UG.FTS.B, 29.49%, 3/23/24.. .		209	215	992137062.UG.FTS.B, 29.49%, 3/23/24.. .	49	50
992079165.UG.FTS.B, 29.49%, 3/23/24.. .		26	26	992139152.UG.FTS.B, 29.49%, 3/23/24.. .	92	94
992079538.UG.FTS.B, 29.49%, 3/23/24.. .		72	73	992139318.UG.FTS.B, 29.49%, 3/23/24.. .	178	144
992079879.UG.FTS.B, 29.49%, 3/23/24.. .		101	102	992143856.UG.FTS.B, 29.49%, 3/23/24.. .	116	120
992081134.UG.FTS.B, 29.49%, 3/23/24. . .		70	(2)	992143882.UG.FTS.B, 29.49%, 3/23/24.. .	128	131
992082700.UG.FTS.B, 29.49%, 3/23/24.. .		82	83	992143988.UG.FTS.B, 29.49%, 3/23/24.. .	62	63
992082794.UG.FTS.B, 29.49%, 3/23/24.. .		1,406	1,437	992147205.UG.FTS.B, 29.49%, 3/23/24.. .	102	104
992082825.UG.FTS.B, 29.49%, 3/23/24.. .		117	119	992148475.UG.FTS.B, 29.49%, 3/23/24.. .	20	20
992084523.UG.FTS.B, 29.49%, 3/23/24.. .		115	118	992149422.UG.FTS.B, 29.49%, 3/23/24.. .	32	32
992084647.UG.FTS.B, 29.49%, 3/23/24.. .		55	56	992151275.UG.FTS.B, 29.49%, 3/23/24.. .	64	65
992085619.UG.FTS.B, 29.49%, 3/23/24.. .		142	21	992153258.UG.FTS.B, 29.49%, 3/23/24.. .	84	70
992086114.UG.FTS.B, 29.49%, 3/23/24. . .		–	–	992154701.UG.FTS.B, 29.49%, 3/23/24.. .	17	18
992086941.UG.FTS.B, 29.49%, 3/23/24.. .		56	57	992154936.UG.FTS.B, 29.49%, 3/23/24.. .	32	32
992087015.UG.FTS.B, 29.49%, 3/23/24.. .		22	22	992157117.UG.FTS.B, 29.49%, 3/23/24. . .	119	122

74	Annual Report	The accompanying notes are an integral part of these financial statements.			franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
	Principal		Principal
Description	Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Upgrade, Inc. - Card (continued)			Upgrade, Inc. - Card (continued)
992160174.UG.FTS.B, 29.49%, 3/23/24.. .	$64	$64	992325632.UG.FTS.B, 29.49%, 3/23/24.. . $	18	$18
992160977.UG.FTS.B, 29.49%, 3/23/24.. .	340	342	992326535.UG.FTS.B, 29.49%, 3/23/24.. .	69	69
992160990.UG.FTS.B, 29.49%, 3/23/24.. .	62	64	992332422.UG.FTS.B, 29.49%, 3/23/24.. .	130	131
992161174.UG.FTS.B, 29.49%, 3/23/24. . .	20	20	992337095.UG.FTS.B, 29.49%, 3/23/24.. .	92	93
992161448.UG.FTS.B, 29.49%, 3/23/24.. .	367	(6)	992337743.UG.FTS.B, 29.49%, 3/23/24.. .	224	223
992162403.UG.FTS.B, 29.49%, 3/23/24.. .	119	121	992346864.UG.FTS.B, 29.49%, 3/23/24.. .	481	486
992166916.UG.FTS.B, 29.49%, 3/23/24.. .	1,572	1,201	992347139.UG.FTS.B, 29.49%, 3/23/24.. .	687	693
992167691.UG.FTS.B, 29.49%, 3/23/24.. .	173	26	992348190.UG.FTS.B, 29.49%, 3/23/24.. .	135	137
992167793.UG.FTS.B, 29.49%, 3/23/24.. .	177	180	992350428.UG.FTS.B, 29.49%, 3/23/24.. .	18	17
992168020.UG.FTS.B, 29.49%, 3/23/24.. .	39	3	992350466.UG.FTS.B, 29.49%, 3/23/24.. .	68	10
992169160.UG.FTS.B, 29.49%, 3/23/24.. .	173	176	992350651.UG.FTS.B, 29.49%, 3/23/24.. .	117	90
992171056.UG.FTS.B, 29.49%, 3/23/24.. .	8	8	992260894.UG.FTS.B, 15.47%, 3/24/24.. .	63	63
992171230.UG.FTS.B, 29.49%, 3/23/24.. .	141	145	992348038.UG.FTS.B, 29.49%, 3/24/24.. .	271	273
992172287.UG.FTS.B, 29.49%, 3/23/24.. .	158	(7)	992124899.UG.FTS.B, Zero Cpn, 3/28/24..	2,301	162
992174580.UG.FTS.B, 29.49%, 3/23/24.. .	101	104	992233199.UG.FTS.B, 15.49%, 3/30/24.. .	472	477
992176662.UG.FTS.B, 29.49%, 3/23/24.. .	208	214	992237108.UG.FTS.B, 15.49%, 3/30/24.. .	62	63
992181280.UG.FTS.B, 29.49%, 3/23/24.. .	124	127	992335772.UG.FTS.B, 16.49%, 3/30/24.. .	17	17
992183256.UG.FTS.B, 29.49%, 3/23/24.. .	43	44	992152758.UG.FTS.B, 17.47%, 3/30/24.. .	14	14
992184082.UG.FTS.B, 29.49%, 3/23/24.. .	65	10	992269722.UG.FTS.B, 17.49%, 3/30/24.. .	24	24
992186235.UG.FTS.B, 29.49%, 3/23/24.. .	149	152	992334506.UG.FTS.B, 17.49%, 3/30/24.. .	83	83
992188685.UG.FTS.B, 29.49%, 3/23/24.. .	109	111	992227788.UG.FTS.B, Zero Cpn, 3/31/24..	530	37
992190869.UG.FTS.B, 29.49%, 3/23/24.. .	348	357	992165518.UG.FTS.B, 21.48%, 3/31/24.. .	323	324
992193320.UG.FTS.B, 29.49%, 3/23/24.. .	43	43	992160172.UG.FTS.B, 16.49%, 4/01/24.. .	205	207
992195138.UG.FTS.B, 29.49%, 3/23/24.. .	356	53	992164011.UG.FTS.B, 16.49%, 4/01/24. . .	76	77
992195932.UG.FTS.B, 29.49%, 3/23/24.. .	53	54	992180722.UG.FTS.B, 16.49%, 4/01/24.. .	7	7
992197161.UG.FTS.B, 29.49%, 3/23/24.. .	105	107	992240024.UG.FTS.B, 16.49%, 4/01/24.. .	15	14
992201306.UG.FTS.B, 29.49%, 3/23/24.. .	132	133	992198946.UG.FTS.B, 17.49%, 4/01/24.. .	132	93
992201914.UG.FTS.B, 29.49%, 3/23/24.. .	30	30	992414439.UG.FTS.B, 17.49%, 4/01/24.. .	2,166	2,188
992205420.UG.FTS.B, 29.49%, 3/23/24.. .	100	103	992162894.UG.FTS.B, 18.47%, 4/01/24.. .	28	28
992209755.UG.FTS.B, 29.49%, 3/23/24.. .	93	93	992220561.UG.FTS.B, 18.71%, 4/01/24.. .	135	137
992211232.UG.FTS.B, 29.49%, 3/23/24. . .	79	81	992169084.UG.FTS.B, 19.3%, 4/01/24.. . .	149	151
992211928.UG.FTS.B, 29.49%, 3/23/24. . .	24	24	992224962.UG.FTS.B, 19.3%, 4/01/24.. . .	73	74
992217269.UG.FTS.B, 29.49%, 3/23/24.. .	347	354	992202635.UG.FTS.B, 20.96%, 4/01/24.. .	169	172
992233527.UG.FTS.B, 29.49%, 3/23/24.. .	24	24	992173268.UG.FTS.B, 21.48%, 4/01/24.. .	224	227
992242161.UG.FTS.B, 29.49%, 3/23/24.. .	3	3	992175960.UG.FTS.B, 21.48%, 4/01/24.. .	451	456
992248311.UG.FTS.B, 29.49%, 3/23/24. . .	9	9	992233910.UG.FTS.B, 21.48%, 4/01/24.. .	41	42
992256065.UG.FTS.B, 29.49%, 3/23/24.. .	72	6	992217416.UG.FTS.B, 23.45%, 4/01/24.. .	309	317
992261037.UG.FTS.B, 29.49%, 3/23/24.. .	213	217	992238982.UG.FTS.B, Zero Cpn, 4/02/24..	275	19
992264209.UG.FTS.B, 29.49%, 3/23/24.. .	32	32	992417131.UG.FTS.B, 15%, 4/02/24 . . . . .	45	46
992264714.UG.FTS.B, 29.49%, 3/23/24.. .	44	44	992178119.UG.FTS.B, 16.49%, 4/02/24. . .	19	19
992264888.UG.FTS.B, 29.49%, 3/23/24.. .	6	6	992196430.UG.FTS.B, 16.49%, 4/02/24.. .	54	54
992266562.UG.FTS.B, 29.49%, 3/23/24.. .	121	123	992203622.UG.FTS.B, 16.49%, 4/02/24.. .	280	215
992270720.UG.FTS.B, 29.49%, 3/23/24.. .	69	70	992256633.UG.FTS.B, 16.49%, 4/02/24.. .	352	359
992271297.UG.FTS.B, 29.49%, 3/23/24.. .	27	27	992270716.UG.FTS.B, 17.47%, 4/02/24.. .	60	60
992274808.UG.FTS.B, 29.49%, 3/23/24.. .	87	88	992218531.UG.FTS.B, 17.49%, 4/02/24.. .	1,421	1,432
992275022.UG.FTS.B, 29.49%, 3/23/24.. .	73	75	992254008.UG.FTS.B, 17.49%, 4/02/24.. .	229	231
992275545.UG.FTS.B, 29.49%, 3/23/24.. .	44	44	992255292.UG.FTS.B, 17.49%, 4/02/24.. .	229	231
992277516.UG.FTS.B, 29.49%, 3/23/24.. .	71	11	992185159.UG.FTS.B, 17.71%, 4/02/24.. .	312	316
992278366.UG.FTS.B, 29.49%, 3/23/24.. .	83	86	992197461.UG.FTS.B, 18.47%, 4/02/24.. .	177	178
992279441.UG.FTS.B, 29.49%, 3/23/24.. .	111	110	992200403.UG.FTS.B, 18.47%, 4/02/24.. .	760	765
992281195.UG.FTS.B, 29.49%, 3/23/24. . .	2	2	992198075.UG.FTS.B, 18.71%, 4/02/24.. .	142	143
992290337.UG.FTS.B, 29.49%, 3/23/24.. .	42	43	992170886.UG.FTS.B, 19.96%, 4/02/24.. .	64	64
992300980.UG.FTS.B, 29.49%, 3/23/24.. .	73	73	992172774.UG.FTS.B, 19.96%, 4/02/24.. .	166	64
992306475.UG.FTS.B, 29.49%, 3/23/24.. .	75	75	992191348.UG.FTS.B, 19.96%, 4/02/24.. .	324	329
992316633.UG.FTS.B, 29.49%, 3/23/24.. .	161	40	992191634.UG.FTS.B, 20.47%, 4/02/24.. .	41	41
992318739.UG.FTS.B, 29.49%, 3/23/24.. .	7	7	992235805.UG.FTS.B, 20.47%, 4/02/24.. .	125	127
992322518.UG.FTS.B, 29.49%, 3/23/24.. .	76	77	992176203.UG.FTS.B, 21.48%, 4/02/24.. .	722	724
992322922.UG.FTS.B, 29.49%, 3/23/24.. .	74	74	992183165.UG.FTS.B, 23.45%, 4/02/24.. .	97	(3)

franklintempleton.com	The accompanying notes are an integral part of these financial statements.		Annual Report		75

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
		Principal		Principal
Description		Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Upgrade, Inc. - Card (continued)				Upgrade, Inc. - Card (continued)
992192015.UG.FTS.B, 23.45%, 4/02/24.. . $		92	$93	992259589.UG.FTS.B, 16.49%, 4/10/24.. . $	138	$139
992215448.UG.FTS.B, 23.45%, 4/02/24.. .		54	43	992282763.UG.FTS.B, 17.47%, 4/10/24.. .	43	43
992230181.UG.FTS.B, 23.45%, 4/02/24.. .		61	1	992294540.UG.FTS.B, 17.49%, 4/10/24.. .	26	26
992311725.UG.FTS.B, 17.47%, 4/03/24. . .		72	73	992319824.UG.FTS.B, 17.49%, 4/10/24.. .	68	69
992214077.UG.FTS.B, 17.49%, 4/03/24.. .		586	582	992337201.UG.FTS.B, 17.49%, 4/10/24.. .	36	36
992376523.UG.FTS.B, 17.49%, 4/03/24.. .		16	16	992350594.UG.FTS.B, 17.49%, 4/10/24.. .	142	143
992203669.UG.FTS.B, 18.47%, 4/03/24.. .		14	14	992276365.UG.FTS.B, Zero Cpn, 4/11/24..	48	3
992199899.UG.FTS.B, 19.3%, 4/03/24.. . .		540	544	992381869.UG.FTS.B, Zero Cpn, 4/11/24..	139	10
992223237.UG.FTS.B, 19.3%, 4/03/24.. . .		180	180	992280355.UG.FTS.B, 16.49%, 4/12/24.. .	34	34
992231175.UG.FTS.B, 20.47%, 4/03/24. . .		915	919	992294222.UG.FTS.B, 16.49%, 4/12/24.. .	1,434	1,451
992220214.UG.FTS.B, 21.47%, 4/03/24.. .		513	511	992265584.UG.FTS.B, 17.49%, 4/12/24.. .	139	139
992198038.UG.FTS.B, 21.48%, 4/03/24.. .		112	110	992304659.UG.FTS.B, 18.71%, 4/12/24.. .	36	36
992188122.UG.FTS.B, 23.45%, 4/03/24.. .		400	400	992296299.UG.FTS.B, 21.48%, 4/12/24.. .	207	208
992300751.UG.FTS.B, 14.47%, 4/04/24.. .		13	13	992386922.UG.FTS.B, Zero Cpn, 4/13/24..	901	63
992232580.UG.FTS.B, 15%, 4/04/24 . . . . .		47	48	992278798.UG.FTS.B, 16.49%, 4/13/24.. .	59	59
992354230.UG.FTS.B, 16.49%, 4/04/24.. .		103	103	992294840.UG.FTS.B, 16.49%, 4/13/24.. .	808	7
992229115.UG.FTS.B, 17.49%, 4/04/24. . .		236	235	992324871.UG.FTS.B, 17.49%, 4/13/24.. .	123	123
992284206.UG.FTS.B, 17.71%, 4/04/24.. .		493	35	992273786.UG.FTS.B, 18.71%, 4/13/24.. .	259	260
992390939.UG.FTS.B, 17.71%, 4/04/24.. .		181	13	992295392.UG.FTS.B, 18.71%, 4/13/24.. .	126	127
992199364.UG.FTS.B, 18.47%, 4/04/24.. .		657	662	992296278.UG.FTS.B, 18.71%, 4/13/24.. .	757	757
992203524.UG.FTS.B, 18.47%, 4/04/24.. .		72	72	992285545.UG.FTS.B, 19.3%, 4/13/24.. . .	25	25
992214349.UG.FTS.B, 19.3%, 4/04/24.. . .		108	108	992294062.UG.FTS.B, 19.3%, 4/13/24.. . .	485	487
992226526.UG.FTS.B, 19.3%, 4/04/24.. . .		84	6	992306455.UG.FTS.B, 19.3%, 4/13/24.. . .	31	31
992198683.UG.FTS.B, 20.96%, 4/04/24.. .		73	73	992442511.UG.FTS.B, 19.3%, 4/13/24.. . .	821	828
992200624.UG.FTS.B, 22.45%, 4/04/24.. .		154	38	992287467.UG.FTS.B, 19.96%, 4/13/24.. .	372	372
992264265.UG.FTS.B, 15.47%, 4/05/24.. .		411	412	992291144.UG.FTS.B, 19.96%, 4/13/24. . .	408	411
992208826.UG.FTS.B, 16.49%, 4/05/24.. .		41	41	992408155.UG.FTS.B, 19.96%, 4/13/24.. .	52	52
992224386.UG.FTS.B, 19.3%, 4/05/24.. . .		533	535	992416542.UG.FTS.B, 19.96%, 4/13/24.. .	155	155
992231024.UG.FTS.B, 19.3%, 4/05/24.. . .		69	69	992438647.UG.FTS.B, 19.96%, 4/13/24.. .	188	188
992205235.UG.FTS.B, 20.47%, 4/05/24.. .		35	35	992281614.UG.FTS.B, 20.47%, 4/13/24.. .	719	724
992203477.UG.FTS.B, 25.45%, 4/05/24.. .		541	537	992282729.UG.FTS.B, 20.47%, 4/13/24.. .	2,254	2,271
992205418.UG.FTS.B, 26.44%, 4/05/24.. .		70	53	992407083.UG.FTS.B, 20.47%, 4/13/24.. .	313	69
992214868.UG.FTS.B, 26.44%, 4/05/24.. .		579	464	992393518.UG.FTS.B, 20.48%, 4/13/24.. .	85	21
992273098.UG.FTS.B, 15%, 4/06/24 . . . . .		99	100	992280296.UG.FTS.B, 20.96%, 4/13/24.. .	113	114
992210289.UG.FTS.B, 15.47%, 4/06/24.. .		32	32	992272885.UG.FTS.B, 21.48%, 4/13/24.. .	357	359
992223672.UG.FTS.B, 15.47%, 4/06/24.. .		246	248	992278237.UG.FTS.B, 21.48%, 4/13/24.. .	131	132
992271907.UG.FTS.B, 16.49%, 4/06/24.. .		73	74	992288043.UG.FTS.B, 21.48%, 4/13/24.. .	183	181
992224003.UG.FTS.B, 17.47%, 4/06/24.. .		853	860	992293786.UG.FTS.B, 21.48%, 4/13/24.. .	186	187
992275288.UG.FTS.B, 17.49%, 4/06/24.. .		465	469	992370426.UG.FTS.B, 21.48%, 4/13/24.. .	50	50
992243829.UG.FTS.B, 15%, 4/08/24 . . . . .		247	250	992319188.UG.FTS.B, 22.45%, 4/13/24.. .	214	215
992238414.UG.FTS.B, 15.49%, 4/08/24.. .		1,555	1,572	992355685.UG.FTS.B, 22.45%, 4/13/24.. .	39	39
992365635.UG.FTS.B, 15.49%, 4/08/24.. .		532	533	992410885.UG.FTS.B, 23.45%, 4/13/24.. .	136	137
992307654.UG.FTS.B, 16.49%, 4/08/24.. .		762	760	992302462.UG.FTS.B, 25.45%, 4/13/24.. .	82	62
992319179.UG.FTS.B, 16.49%, 4/08/24.. .		649	656	992317039.UG.FTS.B, 25.45%, 4/13/24.. .	16	15
992345372.UG.FTS.B, 16.49%, 4/08/24.. .		119	120	992285505.UG.FTS.B, 26.44%, 4/13/24.. .	602	189
992259612.UG.FTS.B, 17.49%, 4/08/24.. .		98	99	992292792.UG.FTS.B, Zero Cpn, 4/14/24..	3,942	278
992233216.UG.FTS.B, 17.71%, 4/08/24.. .		14	14	992300869.UG.FTS.B, Zero Cpn, 4/14/24..	1,226	86
992236271.UG.FTS.B, 17.71%, 4/08/24.. .		44	44	992290354.UG.FTS.B, 14%, 4/14/24 . . . . .	374	379
992468612.UG.FTS.B, 17.71%, 4/08/24.. .		84	83	992290716.UG.FTS.B, 14.48%, 4/14/24.. .	490	496
992414220.UG.FTS.B, Zero Cpn, 4/09/24..		745	53	992290505.UG.FTS.B, 16.49%, 4/14/24.. .	101	102
992319099.UG.FTS.B, 14.47%, 4/09/24.. .		823	833	992292653.UG.FTS.B, 16.49%, 4/14/24.. .	1,234	1,247
992401186.UG.FTS.B, 14.47%, 4/09/24. . .		65	66	992293830.UG.FTS.B, 16.49%, 4/14/24.. .	355	359
992309664.UG.FTS.B, 15.47%, 4/09/24.. .		130	131	992288452.UG.FTS.B, 19.3%, 4/14/24.. . .	–	–
992432032.UG.FTS.B, 16.49%, 4/09/24.. .		387	389	992295741.UG.FTS.B, 19.96%, 4/14/24.. .	226	228
992280719.UG.FTS.B, 17.49%, 4/09/24.. .		106	107	992285635.UG.FTS.B, 20.47%, 4/14/24.. .	285	287
992338360.UG.FTS.B, 17.49%, 4/09/24.. .		64	65	992314331.UG.FTS.B, 20.47%, 4/14/24.. .	153	154
992269238.UG.FTS.B, 17.71%, 4/09/24.. .		72	73	992295775.UG.FTS.B, 20.96%, 4/14/24.. .	100	101
992386769.UG.FTS.B, 15%, 4/10/24 . . . . .		210	213	992303807.UG.FTS.B, 20.96%, 4/14/24.. .	362	364

76	Annual Report	The accompanying notes are an integral part of these financial statements.			franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
	Principal			Principal
Description	Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Upgrade, Inc. - Card (continued)			Upgrade, Inc. - Card (continued)
992306624.UG.FTS.B, 23.45%, 4/14/24.. .	$ 274	$275	992308596.UG.FTS.B, 29.49%, 4/16/24.. . $ 248		$253
992309647.UG.FTS.B, 25.45%, 4/14/24.. .	104	104	992308718.UG.FTS.B, 29.49%, 4/16/24.. .	115	31
992296795.UG.FTS.B, 28.48%, 4/14/24.. .	690	688	992308875.UG.FTS.B, 29.49%, 4/16/24.. .	90	92
992297304.UG.FTS.B, 28.48%, 4/14/24.. .	44	44	992308975.UG.FTS.B, 29.49%, 4/16/24.. .	86	86
992287769.UG.FTS.B, 29.48%, 4/14/24.. .	116	7	992309433.UG.FTS.B, 29.49%, 4/16/24.. .	684	693
992287940.UG.FTS.B, 29.48%, 4/14/24.. .	684	46	992309470.UG.FTS.B, 29.49%, 4/16/24.. .	63	18
992287364.UG.FTS.B, 29.49%, 4/14/24.. .	591	591	992382966.UG.FTS.B, 16.49%, 4/17/24.. .	65	65
992288979.UG.FTS.B, 29.49%, 4/14/24.. .	876	882	992377455.UG.FTS.B, 17.47%, 4/17/24.. .	83	83
992307006.UG.FTS.B, 29.49%, 4/14/24.. .	45	4	992330165.UG.FTS.B, 17.71%, 4/17/24.. .	199	201
992326319.UG.FTS.B, 16.49%, 4/15/24.. .	6	7	992415773.UG.FTS.B, 17.71%, 4/17/24.. .	765	97
992348358.UG.FTS.B, 16.49%, 4/15/24.. .	1,792	223	992560425.UG.FTS.B, 17.71%, 4/17/24.. .	504	506
992311352.UG.FTS.B, 17.49%, 4/15/24. . .	87	88	992327297.UG.FTS.B, Zero Cpn, 4/18/24..	664	46
992322124.UG.FTS.B, 17.49%, 4/15/24.. .	225	56	992323415.UG.FTS.B, 16.49%, 4/18/24.. .	–	–
992497171.UG.FTS.B, 17.49%, 4/15/24.. .	307	76	992325161.UG.FTS.B, 17.47%, 4/18/24.. .	267	34
992571822.UG.FTS.B, 17.49%, 4/15/24.. .	155	154	992430585.UG.FTS.B, 17.49%, 4/18/24.. .	35	35
992294831.UG.FTS.B, 17.71%, 4/15/24.. .	530	535	992538751.UG.FTS.B, 17.49%, 4/18/24.. .	400	28
992299108.UG.FTS.B, 18.47%, 4/15/24.. .	417	421	992578790.UG.FTS.B, 17.49%, 4/18/24.. .	136	137
992298014.UG.FTS.B, 19.96%, 4/15/24.. .	–	–	992325509.UG.FTS.B, 17.71%, 4/18/24.. .	311	311
992298332.UG.FTS.B, 19.99%, 4/15/24.. .	1,298	1,321	992500635.UG.FTS.B, 22.45%, 4/18/24.. .	425	(11)
992305270.UG.FTS.B, 23.45%, 4/15/24.. .	188	189	992416946.UG.FTS.B, 26.44%, 4/18/24.. .	402	403
992298300.UG.FTS.B, 25.45%, 4/15/24.. .	171	171	992324104.UG.FTS.B, 29.48%, 4/18/24.. .	9	9
992294369.UG.FTS.B, 26.44%, 4/15/24.. .	534	80	992446560.UG.FTS.B, 29.48%, 4/18/24.. .	165	169
992296550.UG.FTS.B, 28.48%, 4/15/24.. .	267	273	992322952.UG.FTS.B, 29.49%, 4/18/24.. .	42	42
992299907.UG.FTS.B, 28.48%, 4/15/24.. .	214	217	992387026.UG.FTS.B, 29.49%, 4/18/24.. .	48	48
992298353.UG.FTS.B, 29.48%, 4/15/24.. .	788	794	992410578.UG.FTS.B, 29.49%, 4/18/24.. .	63	(2)
992310124.UG.FTS.B, 29.48%, 4/15/24.. .	64	4	992463106.UG.FTS.B, Zero Cpn, 4/19/24..	86	6
992296348.UG.FTS.B, 29.49%, 4/15/24.. .	52	52	992445261.UG.FTS.B, 14.48%, 4/19/24.. .	338	340
992298570.UG.FTS.B, 29.49%, 4/15/24.. .	139	142	992344509.UG.FTS.B, 16.49%, 4/19/24.. .	114	9
992299330.UG.FTS.B, 29.49%, 4/15/24.. .	263	21	992368975.UG.FTS.B, 17.49%, 4/19/24.. .	710	720
992301040.UG.FTS.B, 29.49%, 4/15/24.. .	56	17	992415751.UG.FTS.B, 17.49%, 4/19/24.. .	603	611
992305685.UG.FTS.B, 29.49%, 4/15/24.. .	230	226	992426955.UG.FTS.B, 17.49%, 4/19/24.. .	142	144
992308999.UG.FTS.B, Zero Cpn, 4/16/24..	64	5	992449613.UG.FTS.B, 17.49%, 4/19/24.. .	27	27
992310488.UG.FTS.B, Zero Cpn, 4/16/24..	275	19	992454726.UG.FTS.B, 17.49%, 4/19/24.. .	1,415	1,434
992425133.UG.FTS.B, 17.47%, 4/16/24.. .	879	884	992570603.UG.FTS.B, 21.48%, 4/19/24.. .	47	47
992305131.UG.FTS.B, 19.96%, 4/16/24.. .	28	28	992332652.UG.FTS.B, 22.47%, 4/19/24.. .	87	7
992307140.UG.FTS.B, 21.48%, 4/16/24.. .	572	577	992336475.UG.FTS.B, 28.48%, 4/19/24.. .	67	69
992307115.UG.FTS.B, 25.44%, 4/16/24. . .	76	77	992355303.UG.FTS.B, 28.48%, 4/19/24.. .	526	539
992307314.UG.FTS.B, 25.45%, 4/16/24.. .	987	993	992397817.UG.FTS.B, 28.48%, 4/19/24.. .	150	153
992306818.UG.FTS.B, 28.48%, 4/16/24.. .	67	68	992404979.UG.FTS.B, 28.48%, 4/19/24.. .	632	645
992307966.UG.FTS.B, 28.48%, 4/16/24.. .	122	124	992600081.UG.FTS.B, 28.48%, 4/19/24.. .	6	6
992308729.UG.FTS.B, 28.48%, 4/16/24.. .	41	42	992335054.UG.FTS.B, 29.46%, 4/19/24.. .	193	14
992309855.UG.FTS.B, 29.47%, 4/16/24.. .	237	240	992504174.UG.FTS.B, 29.48%, 4/19/24.. .	59	59
992304577.UG.FTS.B, 29.48%, 4/16/24.. .	167	170	992336580.UG.FTS.B, 29.49%, 4/19/24.. .	246	249
992304827.UG.FTS.B, 29.49%, 4/16/24.. .	155	159	992337236.UG.FTS.B, 29.49%, 4/19/24.. .	67	68
992305107.UG.FTS.B, 29.49%, 4/16/24.. .	70	72	992343783.UG.FTS.B, 29.49%, 4/19/24.. .	282	6
992305369.UG.FTS.B, 29.49%, 4/16/24.. .	95	94	992345657.UG.FTS.B, 29.49%, 4/19/24.. .	44	45
992306092.UG.FTS.B, 29.49%, 4/16/24.. .	245	249	992363936.UG.FTS.B, 29.49%, 4/19/24.. .	171	170
992306428.UG.FTS.B, 29.49%, 4/16/24.. .	39	39	992367661.UG.FTS.B, 29.49%, 4/19/24.. .	31	31
992306433.UG.FTS.B, 29.49%, 4/16/24.. .	325	332	992384552.UG.FTS.B, 29.49%, 4/19/24.. .	851	852
992306561.UG.FTS.B, 29.49%, 4/16/24.. .	18	18	992395307.UG.FTS.B, 29.49%, 4/19/24.. .	50	50
992306896.UG.FTS.B, 29.49%, 4/16/24.. .	115	113	992491125.UG.FTS.B, 29.49%, 4/19/24. . .	145	144
992307114.UG.FTS.B, 29.49%, 4/16/24. . .	274	280	992510143.UG.FTS.B, 29.49%, 4/19/24.. .	147	148
992307488.UG.FTS.B, 29.49%, 4/16/24.. .	358	365	992574074.UG.FTS.B, 29.49%, 4/19/24.. .	257	257
992307961.UG.FTS.B, 29.49%, 4/16/24.. .	312	318	992593267.UG.FTS.B, 29.49%, 4/19/24.. .	75	75
992308240.UG.FTS.B, 29.49%, 4/16/24.. .	428	436	992609319.UG.FTS.B, 29.49%, 4/19/24.. .	628	632
992308268.UG.FTS.B, 29.49%, 4/16/24.. .	130	21	992612415.UG.FTS.B, 29.49%, 4/19/24.. .	156	157
992308292.UG.FTS.B, 29.49%, 4/16/24.. .	13	13	992339453.UG.FTS.B, Zero Cpn, 4/20/24..	94	7
992308347.UG.FTS.B, 29.49%, 4/16/24.. .	845	864	992344440.UG.FTS.B, Zero Cpn, 4/20/24..	110	8

franklintempleton.com	The accompanying notes are an integral part of these financial statements.			Annual Report	77

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
		Principal		Principal
Description		Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Upgrade, Inc. - Card (continued)				Upgrade, Inc. - Card (continued)
992348017.UG.FTS.B, Zero Cpn, 4/20/24.. $		67	$5	992344042.UG.FTS.B, 29.49%, 4/20/24.. . $	591	$87
992354097.UG.FTS.B, Zero Cpn, 4/20/24..		154	11	992346213.UG.FTS.B, 29.49%, 4/20/24.. .	194	198
992357316.UG.FTS.B, Zero Cpn, 4/20/24..		207	14	992347613.UG.FTS.B, 29.49%, 4/20/24.. .	723	739
992360648.UG.FTS.B, Zero Cpn, 4/20/24..		70	5	992349101.UG.FTS.B, 29.49%, 4/20/24.. .	104	106
992418381.UG.FTS.B, Zero Cpn, 4/20/24..		131	9	992350167.UG.FTS.B, 29.49%, 4/20/24.. .	353	358
992458611.UG.FTS.B, Zero Cpn, 4/20/24..		795	55	992352296.UG.FTS.B, 29.49%, 4/20/24.. .	213	210
992480683.UG.FTS.B, Zero Cpn, 4/20/24..		41	3	992352916.UG.FTS.B, 29.49%, 4/20/24.. .	45	46
992523692.UG.FTS.B, Zero Cpn, 4/20/24..		151	10	992353094.UG.FTS.B, 29.49%, 4/20/24.. .	210	211
992629393.UG.FTS.B, Zero Cpn, 4/20/24..		25	2	992354115.UG.FTS.B, 29.49%, 4/20/24. . .	60	60
992632287.UG.FTS.B, Zero Cpn, 4/20/24..		32	2	992354662.UG.FTS.B, 29.49%, 4/20/24.. .	28	28
992343087.UG.FTS.B, 19.99%, 4/20/24.. .		219	35	992354733.UG.FTS.B, 29.49%, 4/20/24.. .	141	144
992345757.UG.FTS.B, 19.99%, 4/20/24.. .		50	51	992356471.UG.FTS.B, 29.49%, 4/20/24.. .	24	25
992599263.UG.FTS.B, 19.99%, 4/20/24.. .		41	42	992357683.UG.FTS.B, 29.49%, 4/20/24.. .	72	73
992552647.UG.FTS.B, 25.45%, 4/20/24.. .		114	115	992359352.UG.FTS.B, 29.49%, 4/20/24.. .	241	246
992392448.UG.FTS.B, 26.44%, 4/20/24.. .		1,811	1,812	992360936.UG.FTS.B, 29.49%, 4/20/24.. .	172	172
992477866.UG.FTS.B, 26.44%, 4/20/24.. .		28	28	992362211.UG.FTS.B, 29.49%, 4/20/24. . .	–	–
992410060.UG.FTS.B, 27.99%, 4/20/24.. .		154	(1)	992364036.UG.FTS.B, 29.49%, 4/20/24.. .	104	105
992338915.UG.FTS.B, 28.48%, 4/20/24.. .		87	89	992369622.UG.FTS.B, 29.49%, 4/20/24.. .	1,058	1,050
992340305.UG.FTS.B, 28.48%, 4/20/24.. .		39	39	992371322.UG.FTS.B, 29.49%, 4/20/24.. .	70	72
992404296.UG.FTS.B, 28.48%, 4/20/24.. .		29	29	992375330.UG.FTS.B, 29.49%, 4/20/24.. .	597	53
992405045.UG.FTS.B, 28.48%, 4/20/24.. .		107	110	992376565.UG.FTS.B, 29.49%, 4/20/24.. .	196	196
992410913.UG.FTS.B, 28.48%, 4/20/24.. .		36	36	992377143.UG.FTS.B, 29.49%, 4/20/24.. .	44	44
992418355.UG.FTS.B, 28.48%, 4/20/24.. .		324	331	992383594.UG.FTS.B, 29.49%, 4/20/24.. .	64	5
992442265.UG.FTS.B, 28.48%, 4/20/24.. .		225	225	992387043.UG.FTS.B, 29.49%, 4/20/24.. .	51	52
992451594.UG.FTS.B, 28.48%, 4/20/24.. .		43	44	992387443.UG.FTS.B, 29.49%, 4/20/24.. .	46	4
992487906.UG.FTS.B, 28.48%, 4/20/24.. .		223	228	992388667.UG.FTS.B, 29.49%, 4/20/24.. .	79	12
992488212.UG.FTS.B, 28.48%, 4/20/24.. .		98	99	992390551.UG.FTS.B, 29.49%, 4/20/24.. .	106	(4)
992488295.UG.FTS.B, 28.48%, 4/20/24.. .		7	6	992392981.UG.FTS.B, 29.49%, 4/20/24.. .	19	20
992575704.UG.FTS.B, 28.48%, 4/20/24.. .		123	125	992394679.UG.FTS.B, 29.49%, 4/20/24.. .	207	206
992628071.UG.FTS.B, 28.48%, 4/20/24.. .		78	78	992400562.UG.FTS.B, 29.49%, 4/20/24.. .	17	17
992340126.UG.FTS.B, 29.45%, 4/20/24.. .		235	235	992401273.UG.FTS.B, 29.49%, 4/20/24.. .	151	154
992354757.UG.FTS.B, 29.45%, 4/20/24.. .		10	10	992402629.UG.FTS.B, 29.49%, 4/20/24.. .	474	486
992358192.UG.FTS.B, 29.46%, 4/20/24.. .		131	9	992402850.UG.FTS.B, 29.49%, 4/20/24.. .	75	77
992436051.UG.FTS.B, 29.46%, 4/20/24.. .		362	371	992404049.UG.FTS.B, 29.49%, 4/20/24.. .	208	210
992369701.UG.FTS.B, 29.47%, 4/20/24.. .		81	12	992404337.UG.FTS.B, 29.49%, 4/20/24.. .	97	99
992376846.UG.FTS.B, 29.47%, 4/20/24.. .		16	16	992404537.UG.FTS.B, 29.49%, 4/20/24.. .	89	68
992341376.UG.FTS.B, 29.48%, 4/20/24.. .		110	113	992405803.UG.FTS.B, 29.49%, 4/20/24.. .	196	194
992341441.UG.FTS.B, 29.48%, 4/20/24.. .		527	37	992407280.UG.FTS.B, 29.49%, 4/20/24.. .	109	111
992341787.UG.FTS.B, 29.48%, 4/20/24.. .		111	111	992410379.UG.FTS.B, 29.49%, 4/20/24.. .	75	77
992344302.UG.FTS.B, 29.48%, 4/20/24.. .		647	660	992410530.UG.FTS.B, 29.49%, 4/20/24.. .	19	19
992355773.UG.FTS.B, 29.48%, 4/20/24.. .		210	215	992414337.UG.FTS.B, 29.49%, 4/20/24.. .	184	188
992361225.UG.FTS.B, 29.48%, 4/20/24.. .		83	84	992415082.UG.FTS.B, 29.49%, 4/20/24.. .	221	226
992362358.UG.FTS.B, 29.48%, 4/20/24.. .		71	73	992417398.UG.FTS.B, 29.49%, 4/20/24.. .	75	77
992365581.UG.FTS.B, 29.48%, 4/20/24.. .		183	181	992422684.UG.FTS.B, 29.49%, 4/20/24.. .	245	251
992382847.UG.FTS.B, 29.48%, 4/20/24.. .		191	192	992438671.UG.FTS.B, 29.49%, 4/20/24.. .	85	86
992400950.UG.FTS.B, 29.48%, 4/20/24.. .		38	38	992442696.UG.FTS.B, 29.49%, 4/20/24.. .	226	231
992539324.UG.FTS.B, 29.48%, 4/20/24.. .		58	59	992443391.UG.FTS.B, 29.49%, 4/20/24.. .	445	34
992338161.UG.FTS.B, 29.49%, 4/20/24.. .		134	137	992445119.UG.FTS.B, 29.49%, 4/20/24. . .	365	373
992338288.UG.FTS.B, 29.49%, 4/20/24.. .		421	64	992446873.UG.FTS.B, 29.49%, 4/20/24.. .	42	43
992339714.UG.FTS.B, 29.49%, 4/20/24.. .		210	15	992447012.UG.FTS.B, 29.49%, 4/20/24.. .	116	118
992339822.UG.FTS.B, 29.49%, 4/20/24.. .		102	101	992448680.UG.FTS.B, 29.49%, 4/20/24.. .	44	45
992340076.UG.FTS.B, 29.49%, 4/20/24.. .		1,289	1,265	992458939.UG.FTS.B, 29.49%, 4/20/24.. .	289	290
992340315.UG.FTS.B, 29.49%, 4/20/24.. .		418	428	992462050.UG.FTS.B, 29.49%, 4/20/24.. .	147	150
992340795.UG.FTS.B, 29.49%, 4/20/24.. .		169	172	992469033.UG.FTS.B, 29.49%, 4/20/24.. .	57	58
992341348.UG.FTS.B, 29.49%, 4/20/24.. .		123	126	992470838.UG.FTS.B, 29.49%, 4/20/24.. .	96	98
992343175.UG.FTS.B, 29.49%, 4/20/24.. .		89	91	992471190.UG.FTS.B, 29.49%, 4/20/24. . .	615	620
992343678.UG.FTS.B, 29.49%, 4/20/24.. .		171	175	992474001.UG.FTS.B, 29.49%, 4/20/24.. .	157	160
992343941.UG.FTS.B, 29.49%, 4/20/24.. .		14	14	992476000.UG.FTS.B, 29.49%, 4/20/24.. .	55	55

78	Annual Report	The accompanying notes are an integral part of these financial statements.			franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
	Principal		Principal
Description	Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Upgrade, Inc. - Card (continued)			Upgrade, Inc. - Card (continued)
992476189.UG.FTS.B, 29.49%, 4/20/24.. .	$15	$15	992353505.UG.FTS.B, 29.49%, 4/21/24.. . $	110	$113
992479525.UG.FTS.B, 29.49%, 4/20/24.. .	407	59	992355125.UG.FTS.B, 29.49%, 4/21/24.. .	140	143
992482557.UG.FTS.B, 29.49%, 4/20/24.. .	109	112	992361207.UG.FTS.B, 29.49%, 4/21/24.. .	66	67
992484285.UG.FTS.B, 29.49%, 4/20/24.. .	512	524	992362442.UG.FTS.B, 29.49%, 4/21/24.. .	44	45
992486389.UG.FTS.B, 29.49%, 4/20/24.. .	26	26	992363277.UG.FTS.B, 29.49%, 4/21/24.. .	114	114
992486595.UG.FTS.B, 29.49%, 4/20/24.. .	17	17	992365004.UG.FTS.B, 29.49%, 4/21/24.. .	356	359
992487040.UG.FTS.B, 29.49%, 4/20/24.. .	81	14	992365672.UG.FTS.B, 29.49%, 4/21/24.. .	210	213
992487718.UG.FTS.B, 29.49%, 4/20/24.. .	134	10	992367756.UG.FTS.B, 29.49%, 4/21/24.. .	–	–
992490130.UG.FTS.B, 29.49%, 4/20/24.. .	25	26	992371285.UG.FTS.B, 29.49%, 4/21/24.. .	33	30
992496648.UG.FTS.B, 29.49%, 4/20/24.. .	144	144	992372209.UG.FTS.B, 29.49%, 4/21/24.. .	41	42
992504556.UG.FTS.B, 29.49%, 4/20/24.. .	284	286	992374354.UG.FTS.B, 29.49%, 4/21/24.. .	131	131
992557990.UG.FTS.B, 29.49%, 4/20/24.. .	117	118	992374969.UG.FTS.B, 29.49%, 4/21/24.. .	83	85
992560754.UG.FTS.B, 29.49%, 4/20/24.. .	165	167	992376302.UG.FTS.B, 29.49%, 4/21/24.. .	121	124
992588453.UG.FTS.B, 29.49%, 4/20/24.. .	31	31	992385221.UG.FTS.B, 29.49%, 4/21/24.. .	43	43
992597820.UG.FTS.B, 29.49%, 4/20/24.. .	43	44	992385418.UG.FTS.B, 29.49%, 4/21/24.. .	170	174
992616760.UG.FTS.B, 29.49%, 4/20/24.. .	3	–	992386840.UG.FTS.B, 29.49%, 4/21/24.. .	637	45
992630061.UG.FTS.B, 29.49%, 4/20/24.. .	19	19	992387416.UG.FTS.B, 29.49%, 4/21/24.. .	186	190
992630723.UG.FTS.B, 29.49%, 4/20/24.. .	56	57	992389806.UG.FTS.B, 29.49%, 4/21/24.. .	37	36
992630726.UG.FTS.B, 29.49%, 4/20/24.. .	32	32	992392329.UG.FTS.B, 29.49%, 4/21/24.. .	1,393	(49)
992357324.UG.FTS.B, Zero Cpn, 4/21/24..	107	8	992396499.UG.FTS.B, 29.49%, 4/21/24.. .	103	105
992357996.UG.FTS.B, Zero Cpn, 4/21/24..	317	22	992401061.UG.FTS.B, 29.49%, 4/21/24.. .	106	108
992384978.UG.FTS.B, 19.99%, 4/21/24.. .	414	413	992402548.UG.FTS.B, 29.49%, 4/21/24.. .	394	403
992422470.UG.FTS.B, 19.99%, 4/21/24.. .	278	285	992403010.UG.FTS.B, 29.49%, 4/21/24.. .	65	65
992424287.UG.FTS.B, 19.99%, 4/21/24.. .	85	86	992404898.UG.FTS.B, 29.49%, 4/21/24.. .	9	9
992608130.UG.FTS.B, 19.99%, 4/21/24.. .	55	55	992410441.UG.FTS.B, 29.49%, 4/21/24.. .	23	23
992358579.UG.FTS.B, 25.45%, 4/21/24.. .	123	17	992414151.UG.FTS.B, 29.49%, 4/21/24.. .	606	46
992379922.UG.FTS.B, 27.99%, 4/21/24.. .	433	438	992421814.UG.FTS.B, 29.49%, 4/21/24.. .	22	22
992349759.UG.FTS.B, 28.48%, 4/21/24.. .	212	16	992421960.UG.FTS.B, 29.49%, 4/21/24.. .	79	7
992351863.UG.FTS.B, 28.48%, 4/21/24.. .	62	9	992424217.UG.FTS.B, 29.49%, 4/21/24.. .	138	20
992352071.UG.FTS.B, 28.48%, 4/21/24.. .	55	56	992425532.UG.FTS.B, 29.49%, 4/21/24.. .	89	13
992356174.UG.FTS.B, 28.48%, 4/21/24.. .	122	125	992439083.UG.FTS.B, 29.49%, 4/21/24.. .	26	25
992357677.UG.FTS.B, 28.48%, 4/21/24.. .	47	47	992441224.UG.FTS.B, 29.49%, 4/21/24.. .	17	17
992360281.UG.FTS.B, 28.48%, 4/21/24.. .	82	84	992443789.UG.FTS.B, 29.49%, 4/21/24.. .	332	339
992360700.UG.FTS.B, 28.48%, 4/21/24.. .	221	31	992448413.UG.FTS.B, 29.49%, 4/21/24.. .	20	20
992363659.UG.FTS.B, 28.48%, 4/21/24.. .	548	551	992456336.UG.FTS.B, 29.49%, 4/21/24.. .	792	807
992375055.UG.FTS.B, 28.48%, 4/21/24.. .	101	102	992458050.UG.FTS.B, 29.49%, 4/21/24.. .	281	69
992381859.UG.FTS.B, 28.48%, 4/21/24.. .	195	198	992463214.UG.FTS.B, 29.49%, 4/21/24.. .	80	82
992399854.UG.FTS.B, 28.48%, 4/21/24.. .	156	158	992464499.UG.FTS.B, 29.49%, 4/21/24.. .	184	183
992422944.UG.FTS.B, 28.48%, 4/21/24.. .	104	107	992468196.UG.FTS.B, 29.49%, 4/21/24.. .	85	87
992427118.UG.FTS.B, 28.48%, 4/21/24. . .	1,412	1,432	992534666.UG.FTS.B, 29.49%, 4/21/24.. .	163	163
992435531.UG.FTS.B, 28.48%, 4/21/24.. .	464	35	992545049.UG.FTS.B, 29.49%, 4/21/24.. .	47	46
992464830.UG.FTS.B, 28.48%, 4/21/24.. .	–	–	992556319.UG.FTS.B, 29.49%, 4/21/24.. .	220	222
992472397.UG.FTS.B, 28.48%, 4/21/24.. .	420	427	992614699.UG.FTS.B, 29.49%, 4/21/24.. .	10	10
992608528.UG.FTS.B, 28.48%, 4/21/24.. .	365	370	992635264.UG.FTS.B, 29.49%, 4/21/24.. .	10	10
992353731.UG.FTS.B, 29.47%, 4/21/24.. .	429	439	992636018.UG.FTS.B, 29.49%, 4/21/24.. .	145	146
992356823.UG.FTS.B, 29.47%, 4/21/24.. .	11	11	992371401.UG.FTS.B, Zero Cpn, 4/22/24..	321	23
992563084.UG.FTS.B, 29.47%, 4/21/24.. .	223	228	992373476.UG.FTS.B, Zero Cpn, 4/22/24..	92	6
992356491.UG.FTS.B, 29.48%, 4/21/24.. .	61	62	992387920.UG.FTS.B, Zero Cpn, 4/22/24..	76	5
992407068.UG.FTS.B, 29.48%, 4/21/24.. .	14	14	992389181.UG.FTS.B, Zero Cpn, 4/22/24..	45	3
992419155.UG.FTS.B, 29.48%, 4/21/24.. .	403	413	992391919.UG.FTS.B, Zero Cpn, 4/22/24..	458	32
992433132.UG.FTS.B, 29.48%, 4/21/24.. .	99	101	992396015.UG.FTS.B, Zero Cpn, 4/22/24..	47	4
992519901.UG.FTS.B, 29.48%, 4/21/24.. .	97	8	992396533.UG.FTS.B, Zero Cpn, 4/22/24..	1,042	74
992348064.UG.FTS.B, 29.49%, 4/21/24.. .	133	10	992408965.UG.FTS.B, Zero Cpn, 4/22/24..	496	35
992349100.UG.FTS.B, 29.49%, 4/21/24.. .	74	76	992421738.UG.FTS.B, Zero Cpn, 4/22/24..	758	53
992350028.UG.FTS.B, 29.49%, 4/21/24.. .	78	78	992453571.UG.FTS.B, Zero Cpn, 4/22/24..	87	6
992351581.UG.FTS.B, 29.49%, 4/21/24.. .	434	443	992479293.UG.FTS.B, Zero Cpn, 4/22/24..	32	2
992352252.UG.FTS.B, 29.49%, 4/21/24.. .	101	103	992479792.UG.FTS.B, Zero Cpn, 4/22/24..	95	7
992352348.UG.FTS.B, 29.49%, 4/21/24.. .	232	238	992482232.UG.FTS.B, Zero Cpn, 4/22/24..	142	10

franklintempleton.com	The accompanying notes are an integral part of these financial statements.		Annual Report		79

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
		Principal		Principal
Description		Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Upgrade, Inc. - Card (continued)				Upgrade, Inc. - Card (continued)
992483728.UG.FTS.B, Zero Cpn, 4/22/24.. $		85	$6	992380070.UG.FTS.B, 29.46%, 4/22/24.. . $	473	$69
992518281.UG.FTS.B, Zero Cpn, 4/22/24..		133	9	992390743.UG.FTS.B, 29.46%, 4/22/24.. .	110	112
992523768.UG.FTS.B, Zero Cpn, 4/22/24..		28	2	992399048.UG.FTS.B, 29.46%, 4/22/24.. .	410	420
992536940.UG.FTS.B, Zero Cpn, 4/22/24..		395	27	992425682.UG.FTS.B, 29.46%, 4/22/24.. .	147	151
992545123.UG.FTS.B, Zero Cpn, 4/22/24..		276	19	992547442.UG.FTS.B, 29.46%, 4/22/24.. .	4	4
992562150.UG.FTS.B, Zero Cpn, 4/22/24..		74	5	992601063.UG.FTS.B, 29.46%, 4/22/24.. .	7	7
992600050.UG.FTS.B, Zero Cpn, 4/22/24..		195	14	992362630.UG.FTS.B, 29.47%, 4/22/24.. .	254	261
992364692.UG.FTS.B, 19.99%, 4/22/24.. .		177	181	992362851.UG.FTS.B, 29.47%, 4/22/24.. .	84	86
992369833.UG.FTS.B, 19.99%, 4/22/24.. .		359	367	992388520.UG.FTS.B, 29.47%, 4/22/24.. .	135	138
992378557.UG.FTS.B, 19.99%, 4/22/24.. .		35	35	992391512.UG.FTS.B, 29.47%, 4/22/24.. .	110	113
992404710.UG.FTS.B, 19.99%, 4/22/24.. .		34	35	992392635.UG.FTS.B, 29.47%, 4/22/24.. .	139	141
992429949.UG.FTS.B, 19.99%, 4/22/24.. .		256	255	992460810.UG.FTS.B, 29.47%, 4/22/24.. .	75	74
992475665.UG.FTS.B, 19.99%, 4/22/24.. .		42	43	992479715.UG.FTS.B, 29.47%, 4/22/24.. .	82	84
992492267.UG.FTS.B, 19.99%, 4/22/24.. .		60	62	992604111.UG.FTS.B, 29.47%, 4/22/24. . .	130	130
992497346.UG.FTS.B, 19.99%, 4/22/24.. .		39	39	992363029.UG.FTS.B, 29.48%, 4/22/24.. .	187	191
992514602.UG.FTS.B, 26.49%, 4/22/24.. .		25	23	992364286.UG.FTS.B, 29.48%, 4/22/24.. .	181	138
992417971.UG.FTS.B, 27.95%, 4/22/24.. .		15	15	992364441.UG.FTS.B, 29.48%, 4/22/24.. .	65	67
992491442.UG.FTS.B, 27.99%, 4/22/24.. .		117	118	992365170.UG.FTS.B, 29.48%, 4/22/24.. .	9	9
992360837.UG.FTS.B, 28.48%, 4/22/24.. .		31	31	992367217.UG.FTS.B, 29.48%, 4/22/24.. .	738	757
992362885.UG.FTS.B, 28.48%, 4/22/24.. .		5	5	992368806.UG.FTS.B, 29.48%, 4/22/24.. .	741	757
992382499.UG.FTS.B, 28.48%, 4/22/24.. .		68	70	992381017.UG.FTS.B, 29.48%, 4/22/24.. .	113	116
992385748.UG.FTS.B, 28.48%, 4/22/24.. .		74	76	992400143.UG.FTS.B, 29.48%, 4/22/24.. .	35	6
992387804.UG.FTS.B, 28.48%, 4/22/24.. .		1,467	1,477	992406664.UG.FTS.B, 29.48%, 4/22/24.. .	399	409
992393917.UG.FTS.B, 28.48%, 4/22/24.. .		11	11	992411120.UG.FTS.B, 29.48%, 4/22/24. . .	–	–
992395972.UG.FTS.B, 28.48%, 4/22/24.. .		88	91	992418819.UG.FTS.B, 29.48%, 4/22/24.. .	27	27
992397015.UG.FTS.B, 28.48%, 4/22/24.. .		58	58	992442535.UG.FTS.B, 29.48%, 4/22/24.. .	488	498
992409739.UG.FTS.B, 28.48%, 4/22/24.. .		401	57	992507470.UG.FTS.B, 29.48%, 4/22/24.. .	39	40
992412058.UG.FTS.B, 28.48%, 4/22/24.. .		117	120	992512527.UG.FTS.B, 29.48%, 4/22/24.. .	32	32
992416907.UG.FTS.B, 28.48%, 4/22/24.. .		60	60	992538707.UG.FTS.B, 29.48%, 4/22/24.. .	76	77
992421203.UG.FTS.B, 28.48%, 4/22/24.. .		302	219	992583462.UG.FTS.B, 29.48%, 4/22/24.. .	110	112
992421767.UG.FTS.B, 28.48%, 4/22/24.. .		20	21	992617618.UG.FTS.B, 29.48%, 4/22/24.. .	78	78
992424568.UG.FTS.B, 28.48%, 4/22/24.. .		117	120	992619118.UG.FTS.B, 29.48%, 4/22/24. . .	124	11
992427668.UG.FTS.B, 28.48%, 4/22/24.. .		100	103	992625876.UG.FTS.B, 29.48%, 4/22/24.. .	872	881
992431800.UG.FTS.B, 28.48%, 4/22/24.. .		97	99	992636987.UG.FTS.B, 29.48%, 4/22/24.. .	726	734
992443403.UG.FTS.B, 28.48%, 4/22/24.. .		42	42	992360908.UG.FTS.B, 29.49%, 4/22/24.. .	156	11
992448201.UG.FTS.B, 28.48%, 4/22/24.. .		246	249	992361198.UG.FTS.B, 29.49%, 4/22/24. . .	205	206
992454165.UG.FTS.B, 28.48%, 4/22/24.. .		220	226	992361368.UG.FTS.B, 29.49%, 4/22/24.. .	45	46
992455859.UG.FTS.B, 28.48%, 4/22/24.. .		146	150	992362198.UG.FTS.B, 29.49%, 4/22/24.. .	222	225
992478196.UG.FTS.B, 28.48%, 4/22/24.. .		26	27	992362761.UG.FTS.B, 29.49%, 4/22/24.. .	732	725
992486047.UG.FTS.B, 28.48%, 4/22/24.. .		88	91	992362772.UG.FTS.B, 29.49%, 4/22/24.. .	50	51
992492786.UG.FTS.B, 28.48%, 4/22/24.. .		73	72	992363570.UG.FTS.B, 29.49%, 4/22/24.. .	12	12
992505966.UG.FTS.B, 28.48%, 4/22/24.. .		294	299	992363968.UG.FTS.B, 29.49%, 4/22/24.. .	26	26
992506650.UG.FTS.B, 28.48%, 4/22/24.. .		157	159	992364087.UG.FTS.B, 29.49%, 4/22/24.. .	68	70
992518134.UG.FTS.B, 28.48%, 4/22/24.. .		69	70	992364573.UG.FTS.B, 29.49%, 4/22/24.. .	794	(30)
992522882.UG.FTS.B, 28.48%, 4/22/24.. .		411	419	992364978.UG.FTS.B, 29.49%, 4/22/24.. .	20	4
992534533.UG.FTS.B, 28.48%, 4/22/24.. .		35	35	992365191.UG.FTS.B, 29.49%, 4/22/24.. .	54	55
992551472.UG.FTS.B, 28.48%, 4/22/24.. .		728	744	992365735.UG.FTS.B, 29.49%, 4/22/24.. .	156	158
992559432.UG.FTS.B, 28.48%, 4/22/24.. .		11	11	992365800.UG.FTS.B, 29.49%, 4/22/24.. .	280	287
992562046.UG.FTS.B, 28.48%, 4/22/24.. .		29	30	992367456.UG.FTS.B, 29.49%, 4/22/24.. .	20	3
992589496.UG.FTS.B, 28.48%, 4/22/24.. .		145	147	992367525.UG.FTS.B, 29.49%, 4/22/24.. .	123	123
992600355.UG.FTS.B, 28.48%, 4/22/24.. .		19	19	992367701.UG.FTS.B, 29.49%, 4/22/24.. .	155	157
992602335.UG.FTS.B, 28.48%, 4/22/24.. .		156	158	992367708.UG.FTS.B, 29.49%, 4/22/24.. .	477	487
992610817.UG.FTS.B, 28.48%, 4/22/24.. .		107	108	992368062.UG.FTS.B, 29.49%, 4/22/24.. .	30	30
992634019.UG.FTS.B, 28.48%, 4/22/24.. .		70	71	992368092.UG.FTS.B, 29.49%, 4/22/24.. .	531	537
992573635.UG.FTS.B, 28.98%, 4/22/24.. .		123	125	992368106.UG.FTS.B, 29.49%, 4/22/24.. .	31	31
992383736.UG.FTS.B, 29.45%, 4/22/24.. .		86	86	992368134.UG.FTS.B, 29.49%, 4/22/24.. .	30	31
992363947.UG.FTS.B, 29.46%, 4/22/24.. .		71	73	992368371.UG.FTS.B, 29.49%, 4/22/24.. .	455	463
992365278.UG.FTS.B, 29.46%, 4/22/24.. .		137	10	992369039.UG.FTS.B, 29.49%, 4/22/24.. .	297	304

80	Annual Report	The accompanying notes are an integral part of these financial statements.			franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
	Principal		Principal
Description	Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Upgrade, Inc. - Card (continued)			Upgrade, Inc. - Card (continued)
992372978.UG.FTS.B, 29.49%, 4/22/24.. .	$ 300	$302	992429421.UG.FTS.B, 29.49%, 4/22/24.. . $	64	$66
992373033.UG.FTS.B, 29.49%, 4/22/24.. .	152	12	992430477.UG.FTS.B, 29.49%, 4/22/24.. .	20	20
992374502.UG.FTS.B, 29.49%, 4/22/24.. .	44	45	992438545.UG.FTS.B, 29.49%, 4/22/24.. .	51	51
992375978.UG.FTS.B, 29.49%, 4/22/24.. .	133	136	992442287.UG.FTS.B, 29.49%, 4/22/24.. .	6	6
992376433.UG.FTS.B, 29.49%, 4/22/24.. .	38	38	992443674.UG.FTS.B, 29.49%, 4/22/24.. .	86	86
992378163.UG.FTS.B, 29.49%, 4/22/24.. .	1,333	1,360	992447644.UG.FTS.B, 29.49%, 4/22/24.. .	16	16
992379030.UG.FTS.B, 29.49%, 4/22/24.. .	62	5	992449653.UG.FTS.B, 29.49%, 4/22/24.. .	24	(1)
992380596.UG.FTS.B, 29.49%, 4/22/24.. .	40	35	992451876.UG.FTS.B, 29.49%, 4/22/24.. .	25	25
992381453.UG.FTS.B, 29.49%, 4/22/24.. .	160	162	992451902.UG.FTS.B, 29.49%, 4/22/24.. .	97	(3)
992381840.UG.FTS.B, 29.49%, 4/22/24.. .	481	492	992452791.UG.FTS.B, 29.49%, 4/22/24.. .	377	374
992382058.UG.FTS.B, 29.49%, 4/22/24.. .	100	100	992456204.UG.FTS.B, 29.49%, 4/22/24.. .	106	106
992382498.UG.FTS.B, 29.49%, 4/22/24.. .	10	10	992456644.UG.FTS.B, 29.49%, 4/22/24.. .	20	20
992383651.UG.FTS.B, 29.49%, 4/22/24.. .	425	329	992456646.UG.FTS.B, 29.49%, 4/22/24.. .	187	191
992384283.UG.FTS.B, 29.49%, 4/22/24.. .	142	145	992456807.UG.FTS.B, 29.49%, 4/22/24.. .	123	94
992384291.UG.FTS.B, 29.49%, 4/22/24.. .	134	109	992458512.UG.FTS.B, 29.49%, 4/22/24.. .	42	42
992385845.UG.FTS.B, 29.49%, 4/22/24.. .	213	170	992458952.UG.FTS.B, 29.49%, 4/22/24.. .	24	23
992386141.UG.FTS.B, 29.49%, 4/22/24.. .	132	135	992459640.UG.FTS.B, 29.49%, 4/22/24.. .	204	209
992388260.UG.FTS.B, 29.49%, 4/22/24.. .	16	3	992459646.UG.FTS.B, 29.49%, 4/22/24.. .	99	101
992390541.UG.FTS.B, 29.49%, 4/22/24.. .	21	21	992459688.UG.FTS.B, 29.49%, 4/22/24.. .	3	3
992390727.UG.FTS.B, 29.49%, 4/22/24.. .	162	121	992460609.UG.FTS.B, 29.49%, 4/22/24.. .	85	(4)
992392229.UG.FTS.B, 29.49%, 4/22/24.. .	60	60	992461302.UG.FTS.B, 29.49%, 4/22/24.. .	41	41
992392486.UG.FTS.B, 29.49%, 4/22/24.. .	78	80	992464299.UG.FTS.B, 29.49%, 4/22/24.. .	123	126
992393661.UG.FTS.B, 29.49%, 4/22/24.. .	28	27	992466186.UG.FTS.B, 29.49%, 4/22/24.. .	119	122
992393895.UG.FTS.B, 29.49%, 4/22/24.. .	110	110	992472311.UG.FTS.B, 29.49%, 4/22/24. . .	89	89
992394285.UG.FTS.B, 29.49%, 4/22/24.. .	220	224	992472450.UG.FTS.B, 29.49%, 4/22/24.. .	25	24
992394919.UG.FTS.B, 29.49%, 4/22/24.. .	366	375	992472499.UG.FTS.B, 29.49%, 4/22/24.. .	130	132
992395019.UG.FTS.B, 29.49%, 4/22/24.. .	327	(12)	992474780.UG.FTS.B, 29.49%, 4/22/24.. .	83	83
992395126.UG.FTS.B, 29.49%, 4/22/24.. .	74	76	992475729.UG.FTS.B, 29.49%, 4/22/24.. .	–	–
992396949.UG.FTS.B, 29.49%, 4/22/24.. .	269	276	992476533.UG.FTS.B, 29.49%, 4/22/24.. .	529	542
992397348.UG.FTS.B, 29.49%, 4/22/24.. .	565	573	992480966.UG.FTS.B, 29.49%, 4/22/24.. .	150	154
992397686.UG.FTS.B, 29.49%, 4/22/24.. .	43	44	992482688.UG.FTS.B, 29.49%, 4/22/24.. .	186	190
992398165.UG.FTS.B, 29.49%, 4/22/24.. .	177	181	992482970.UG.FTS.B, 29.49%, 4/22/24.. .	99	98
992398795.UG.FTS.B, 29.49%, 4/22/24.. .	110	112	992485368.UG.FTS.B, 29.49%, 4/22/24.. .	250	255
992399923.UG.FTS.B, 29.49%, 4/22/24.. .	94	96	992491615.UG.FTS.B, 29.49%, 4/22/24.. .	900	916
992399976.UG.FTS.B, 29.49%, 4/22/24.. .	734	753	992492893.UG.FTS.B, 29.49%, 4/22/24.. .	30	30
992400220.UG.FTS.B, 29.49%, 4/22/24.. .	174	175	992493478.UG.FTS.B, 29.49%, 4/22/24.. .	21	21
992402175.UG.FTS.B, 29.49%, 4/22/24.. .	89	90	992493485.UG.FTS.B, 29.49%, 4/22/24.. .	96	98
992402969.UG.FTS.B, 29.49%, 4/22/24.. .	78	80	992494360.UG.FTS.B, 29.49%, 4/22/24.. .	85	66
992405962.UG.FTS.B, 29.49%, 4/22/24.. .	55	55	992494486.UG.FTS.B, 29.49%, 4/22/24.. .	73	75
992406953.UG.FTS.B, 29.49%, 4/22/24.. .	34	35	992496185.UG.FTS.B, 29.49%, 4/22/24.. .	183	188
992407396.UG.FTS.B, 29.49%, 4/22/24.. .	135	137	992497391.UG.FTS.B, 29.49%, 4/22/24.. .	54	55
992407616.UG.FTS.B, 29.49%, 4/22/24.. .	143	147	992498054.UG.FTS.B, 29.49%, 4/22/24.. .	137	138
992408959.UG.FTS.B, 29.49%, 4/22/24.. .	194	199	992498185.UG.FTS.B, 29.49%, 4/22/24.. .	151	(5)
992409797.UG.FTS.B, 29.49%, 4/22/24.. .	119	119	992499024.UG.FTS.B, 29.49%, 4/22/24.. .	149	151
992411219.UG.FTS.B, 29.49%, 4/22/24. . .	235	241	992500898.UG.FTS.B, 29.49%, 4/22/24.. .	8	8
992411892.UG.FTS.B, 29.49%, 4/22/24. . .	152	154	992501719.UG.FTS.B, 29.49%, 4/22/24.. .	–	–
992413878.UG.FTS.B, 29.49%, 4/22/24.. .	470	481	992503022.UG.FTS.B, 29.49%, 4/22/24.. .	21	21
992415247.UG.FTS.B, 29.49%, 4/22/24.. .	515	522	992509276.UG.FTS.B, 29.49%, 4/22/24.. .	28	28
992416487.UG.FTS.B, 29.49%, 4/22/24.. .	148	151	992511791.UG.FTS.B, 29.49%, 4/22/24. . .	113	116
992417840.UG.FTS.B, 29.49%, 4/22/24.. .	345	351	992513901.UG.FTS.B, 29.49%, 4/22/24.. .	170	25
992418041.UG.FTS.B, 29.49%, 4/22/24.. .	140	141	992513935.UG.FTS.B, 29.49%, 4/22/24.. .	93	96
992418247.UG.FTS.B, 29.49%, 4/22/24.. .	33	34	992517447.UG.FTS.B, 29.49%, 4/22/24.. .	34	34
992418721.UG.FTS.B, 29.49%, 4/22/24.. .	353	28	992528399.UG.FTS.B, 29.49%, 4/22/24.. .	84	86
992419162.UG.FTS.B, 29.49%, 4/22/24.. .	371	380	992531260.UG.FTS.B, 29.49%, 4/22/24.. .	379	383
992419762.UG.FTS.B, 29.49%, 4/22/24.. .	87	89	992532101.UG.FTS.B, 29.49%, 4/22/24.. .	57	58
992424876.UG.FTS.B, 29.49%, 4/22/24.. .	258	264	992533561.UG.FTS.B, 29.49%, 4/22/24.. .	22	4
992428231.UG.FTS.B, 29.49%, 4/22/24.. .	41	7	992536091.UG.FTS.B, 29.49%, 4/22/24.. .	1,193	1,205
992428323.UG.FTS.B, 29.49%, 4/22/24.. .	165	166	992536205.UG.FTS.B, 29.49%, 4/22/24.. .	119	121

franklintempleton.com	The accompanying notes are an integral part of these financial statements.		Annual Report		81

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
		Principal		Principal
Description		Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Upgrade, Inc. - Card (continued)				Upgrade, Inc. - Card (continued)
992536234.UG.FTS.B, 29.49%, 4/22/24.. . $		584	$574	991850940.UG.FTS.B, 22.97%, 2/23/25.. . $	583	$593
992542579.UG.FTS.B, 29.49%, 4/22/24.. .		269	275	991850018.UG.FTS.B, 28.98%, 2/23/25.. .	233	242
992551009.UG.FTS.B, 29.49%, 4/22/24.. .		23	23	991850458.UG.FTS.B, 28.98%, 2/23/25.. .	504	509
992555450.UG.FTS.B, 29.49%, 4/22/24.. .		87	90	991850551.UG.FTS.B, 28.98%, 2/23/25.. .	117	78
992561430.UG.FTS.B, 29.49%, 4/22/24.. .		34	33	991855922.UG.FTS.B, 28.98%, 2/23/25.. .	568	592
992563226.UG.FTS.B, 29.49%, 4/22/24.. .		54	16	991857540.UG.FTS.B, 28.98%, 2/23/25.. .	393	411
992567677.UG.FTS.B, 29.49%, 4/22/24.. .		274	277	991862467.UG.FTS.B, 28.98%, 2/23/25.. .	213	223
992569036.UG.FTS.B, 29.49%, 4/22/24.. .		26	26	991871191.UG.FTS.B, 28.98%, 2/23/25. . .	714	165
992569412.UG.FTS.B, 29.49%, 4/22/24.. .		8	8	991880113.UG.FTS.B, 28.98%, 2/23/25. . .	61	63
992569703.UG.FTS.B, 29.49%, 4/22/24.. .		379	389	991883597.UG.FTS.B, 28.98%, 2/23/25.. .	381	382
992572323.UG.FTS.B, 29.49%, 4/22/24.. .		639	649	991885208.UG.FTS.B, 28.98%, 2/23/25.. .	268	270
992576037.UG.FTS.B, 29.49%, 4/22/24.. .		21	21	991926438.UG.FTS.B, 28.98%, 2/23/25.. .	374	393
992576869.UG.FTS.B, 29.49%, 4/22/24.. .		733	737	991942115.UG.FTS.B, 28.98%, 2/23/25. . .	163	164
992584780.UG.FTS.B, 29.49%, 4/22/24.. .		38	38	991947006.UG.FTS.B, 28.98%, 2/23/25.. .	681	691
992585426.UG.FTS.B, 29.49%, 4/22/24.. .		219	220	991949036.UG.FTS.B, 28.98%, 2/23/25.. .	93	96
992587069.UG.FTS.B, 29.49%, 4/22/24.. .		146	148	991964351.UG.FTS.B, 28.98%, 2/23/25.. .	805	838
992591786.UG.FTS.B, 29.49%, 4/22/24.. .		6	6	991979851.UG.FTS.B, 28.98%, 2/23/25.. .	429	442
992594793.UG.FTS.B, 29.49%, 4/22/24.. .		169	169	992007944.UG.FTS.B, 28.98%, 2/23/25.. .	157	3
992602763.UG.FTS.B, 29.49%, 4/22/24.. .		16	16	992055020.UG.FTS.B, 28.98%, 2/23/25.. .	368	33
992602886.UG.FTS.B, 29.49%, 4/22/24.. .		1,208	1,220	992058874.UG.FTS.B, 28.98%, 2/23/25.. .	49	8
992605709.UG.FTS.B, 29.49%, 4/22/24.. .		–	–	992068595.UG.FTS.B, 28.98%, 2/23/25.. .	124	127
992606898.UG.FTS.B, 29.49%, 4/22/24.. .		90	91	992080455.UG.FTS.B, 28.98%, 2/23/25.. .	205	211
992616538.UG.FTS.B, 29.49%, 4/22/24.. .		87	88	992080795.UG.FTS.B, 28.98%, 2/23/25.. .	80	11
992619826.UG.FTS.B, 29.49%, 4/22/24.. .		247	248	992096689.UG.FTS.B, 28.98%, 2/23/25.. .	228	234
992620616.UG.FTS.B, 29.49%, 4/22/24.. .		145	21	992097053.UG.FTS.B, 28.98%, 2/23/25.. .	695	714
992620721.UG.FTS.B, 29.49%, 4/22/24.. .		59	59	992101060.UG.FTS.B, 28.98%, 2/23/25.. .	44	45
992625714.UG.FTS.B, 29.49%, 4/22/24.. .		47	48	991834666.UG.FTS.B, 29.48%, 2/23/25.. .	1,606	1,676
992625838.UG.FTS.B, 29.49%, 4/22/24.. .		61	62	991845930.UG.FTS.B, 29.49%, 2/23/25.. .	1,856	255
992627054.UG.FTS.B, 29.49%, 4/22/24.. .		29	3	991846424.UG.FTS.B, 29.49%, 2/23/25.. .	219	230
992633677.UG.FTS.B, 29.49%, 4/22/24.. .		23	23	991847993.UG.FTS.B, 29.49%, 2/23/25.. .	576	601
992114050.UG.FTS.B, 29.49%, 5/20/24. . .		96	72	991850624.UG.FTS.B, 29.49%, 2/23/25.. .	90	13
992055597.UG.FTS, 0.15%, 5/24/24.. . . . .		32	32	991851118.UG.FTS.B, 29.49%, 2/23/25. . .	233	244
991980947.UG.FTS.B, 19.21%, 2/19/25.. .		–	–	991852042.UG.FTS.B, 29.49%, 2/23/25.. .	219	224
991899782.UG.FTS.B, 21.98%, 2/19/25.. .		217	(17)	991853154.UG.FTS.B, 29.49%, 2/23/25.. .	166	170
991855285.UG.FTS.B, Zero Cpn, 2/23/25..		254	17	991855270.UG.FTS.B, 29.49%, 2/23/25.. .	581	(26)
991862548.UG.FTS.B, Zero Cpn, 2/23/25..		127	9	991858389.UG.FTS.B, 29.49%, 2/23/25.. .	86	90
992046179.UG.FTS.B, Zero Cpn, 2/23/25..		177	12	991859523.UG.FTS.B, 29.49%, 2/23/25.. .	36	37
992068077.UG.FTS.B, Zero Cpn, 2/23/25..		123	8	991859751.UG.FTS.B, 29.49%, 2/23/25.. .	194	201
991856820.UG.FTS.B, 17.99%, 2/23/25.. .		50	50	991877149.UG.FTS.B, 29.49%, 2/23/25.. .	2,355	2,454
991846514.UG.FTS.B, 18.97%, 2/23/25.. .		26	26	991877739.UG.FTS.B, 29.49%, 2/23/25.. .	246	257
992071158.UG.FTS.B, 18.97%, 2/23/25. . .		529	536	991879861.UG.FTS.B, 29.49%, 2/23/25.. .	121	126
991848979.UG.FTS.B, 19.21%, 2/23/25.. .		89	89	991879938.UG.FTS.B, 29.49%, 2/23/25.. .	7	7
991927049.UG.FTS.B, 19.21%, 2/23/25.. .		53	53	991889020.UG.FTS.B, 29.49%, 2/23/25.. .	617	609
991951293.UG.FTS.B, 19.21%, 2/23/25.. .		1,375	1,393	991898313.UG.FTS.B, 29.49%, 2/23/25.. .	85	88
992095856.UG.FTS.B, 19.21%, 2/23/25.. .		233	155	991915018.UG.FTS.B, 29.49%, 2/23/25.. .	94	95
991870310.UG.FTS.B, 19.99%, 2/23/25.. .		321	319	991916300.UG.FTS.B, 29.49%, 2/23/25.. .	283	284
991883816.UG.FTS.B, 19.99%, 2/23/25.. .		13	13	991916358.UG.FTS.B, 29.49%, 2/23/25.. .	100	105
991958243.UG.FTS.B, 19.99%, 2/23/25.. .		125	127	991933958.UG.FTS.B, 29.49%, 2/23/25.. .	53	54
992085994.UG.FTS.B, 19.99%, 2/23/25.. .		36	37	991942743.UG.FTS.B, 29.49%, 2/23/25.. .	264	268
992095669.UG.FTS.B, 19.99%, 2/23/25.. .		113	80	991944768.UG.FTS.B, 29.49%, 2/23/25.. .	22	22
992099081.UG.FTS.B, 19.99%, 2/23/25.. .		1,055	1,089	991955703.UG.FTS.B, 29.49%, 2/23/25.. .	1,606	1,563
991898820.UG.FTS.B, 20.46%, 2/23/25.. .		308	311	991973632.UG.FTS.B, 29.49%, 2/23/25.. .	446	448
991857987.UG.FTS.B, 21.46%, 2/23/25.. .		263	268	991990365.UG.FTS.B, 29.49%, 2/23/25.. .	127	129
991849042.UG.FTS.B, 21.97%, 2/23/25.. .		186	188	992009378.UG.FTS.B, 29.49%, 2/23/25.. .	172	167
991846794.UG.FTS.B, 21.98%, 2/23/25.. .		97	98	992042688.UG.FTS.B, 29.49%, 2/23/25.. .	33	33
991857592.UG.FTS.B, 21.98%, 2/23/25.. .		1,005	755	992055313.UG.FTS.B, 29.49%, 2/23/25.. .	206	213
991884675.UG.FTS.B, 21.98%, 2/23/25.. .		173	(1)	992058730.UG.FTS.B, 29.49%, 2/23/25.. .	63	10
991879827.UG.FTS.B, 22.95%, 2/23/25.. .		1,159	1,165	992071864.UG.FTS.B, 29.49%, 2/23/25.. .	30	30

82	Annual Report	The accompanying notes are an integral part of these financial statements.			franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
	Principal			Principal
Description	Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Upgrade, Inc. - Card (continued)			Upgrade, Inc. - Card (continued)
992077860.UG.FTS.B, 29.49%, 2/23/25.. .	$65	$68	992048065.UG.FTS.B, Zero Cpn, 2/25/25.. $ 1,528		$106
992095286.UG.FTS.B, 29.49%, 2/23/25.. .	9	9	991873289.UG.FTS.B, 19.21%, 2/25/25.. .	1,813	1,808
992100429.UG.FTS.B, 29.49%, 2/23/25.. .	337	330	992102508.UG.FTS.B, 19.21%, 2/25/25.. .	587	587
992101807.UG.FTS.B, 29.49%, 2/23/25.. .	1,171	1,203	991934046.UG.FTS.B, 19.8%, 2/25/25.. . .	1,722	1,743
992102471.UG.FTS.B, 29.49%, 2/23/25.. .	882	(31)	991943144.UG.FTS.B, 19.8%, 2/25/25.. . .	33	2
992102941.UG.FTS.B, 29.49%, 2/23/25.. .	2,874	2,961	992085534.UG.FTS.B, 19.8%, 2/25/25.. . .	220	222
992103021.UG.FTS.B, 29.49%, 2/23/25.. .	798	822	992095472.UG.FTS.B, 19.8%, 2/25/25.. . .	119	119
991976741.UG.FTS.B, Zero Cpn, 2/24/25..	370	26	992101988.UG.FTS.B, 19.8%, 2/25/25.. . .	1,552	1,571
992095462.UG.FTS.B, Zero Cpn, 2/24/25..	115	8	992062353.UG.FTS.B, 20.46%, 2/25/25.. .	92	94
992095631.UG.FTS.B, 15%, 2/24/25 . . . . .	156	158	991990267.UG.FTS.B, 27.99%, 2/25/25.. .	65	67
992098930.UG.FTS.B, 18.97%, 2/24/25.. .	1,182	1,199	991868043.UG.FTS.B, 28.98%, 2/25/25.. .	46	47
991875724.UG.FTS.B, 19.21%, 2/24/25.. .	109	111	991868821.UG.FTS.B, 28.98%, 2/25/25.. .	1,100	1,150
992041969.UG.FTS.B, 19.21%, 2/24/25.. .	38	38	991879489.UG.FTS.B, 28.98%, 2/25/25.. .	42	7
991858814.UG.FTS.B, 19.99%, 2/24/25.. .	422	427	991885747.UG.FTS.B, 28.98%, 2/25/25.. .	560	586
991918770.UG.FTS.B, 19.99%, 2/24/25.. .	839	878	991900712.UG.FTS.B, 28.98%, 2/25/25.. .	380	393
992022838.UG.FTS.B, 19.99%, 2/24/25.. .	756	779	991910181.UG.FTS.B, 28.98%, 2/25/25.. .	4,108	4,300
991917948.UG.FTS.B, 20.46%, 2/24/25.. .	1,072	1,093	991918949.UG.FTS.B, 28.98%, 2/25/25.. .	502	525
991861717.UG.FTS.B, 21.46%, 2/24/25.. .	700	713	992022832.UG.FTS.B, 28.98%, 2/25/25.. .	–	–
991952732.UG.FTS.B, 21.98%, 2/24/25.. .	174	174	991884399.UG.FTS.B, 29.49%, 2/25/25.. .	140	143
992094122.UG.FTS.B, 21.98%, 2/24/25.. .	180	182	991911373.UG.FTS.B, 29.49%, 2/25/25. . .	879	5
991898580.UG.FTS.B, 27.99%, 2/24/25.. .	18	18	991930137.UG.FTS.B, 29.49%, 2/25/25.. .	214	219
991857129.UG.FTS.B, 28.98%, 2/24/25.. .	97	101	992007774.UG.FTS.B, 29.49%, 2/25/25.. .	173	178
991858326.UG.FTS.B, 28.98%, 2/24/25.. .	31	31	992018382.UG.FTS.B, 29.49%, 2/25/25.. .	184	193
991858844.UG.FTS.B, 28.98%, 2/24/25.. .	337	245	992096552.UG.FTS.B, 29.49%, 2/25/25.. .	24	4
991859983.UG.FTS.B, 28.98%, 2/24/25.. .	283	295	992099082.UG.FTS.B, 29.49%, 2/25/25.. .	1,217	842
991881531.UG.FTS.B, 28.98%, 2/24/25.. .	176	184	992100841.UG.FTS.B, 29.49%, 2/25/25.. .	6	6
991887919.UG.FTS.B, 28.98%, 2/24/25.. .	32	33	992101569.UG.FTS.B, 29.49%, 2/25/25.. .	399	411
991892823.UG.FTS.B, 28.98%, 2/24/25.. .	598	606	992102475.UG.FTS.B, 29.49%, 2/25/25.. .	1,872	1,839
991950991.UG.FTS.B, 28.98%, 2/24/25.. .	295	306	992103027.UG.FTS.B, 29.49%, 2/25/25.. .	521	532
991953588.UG.FTS.B, 28.98%, 2/24/25.. .	147	154	992103278.UG.FTS.B, 29.49%, 2/25/25.. .	124	128
992070983.UG.FTS.B, 28.98%, 2/24/25.. .	413	425	991896054.UG.FTS.B, 15.97%, 3/03/25.. .	871	886
992095407.UG.FTS.B, 28.98%, 2/24/25.. .	120	122	991953301.UG.FTS.B, 16.99%, 3/04/25.. .	735	747
992095946.UG.FTS.B, 28.98%, 2/24/25.. .	–	–	992043043.UG.FTS.B, 16.99%, 3/04/25.. .	178	180
992100568.UG.FTS.B, 28.98%, 2/24/25.. .	82	83	991901307.UG.FTS.B, 17.97%, 3/04/25.. .	237	235
991855828.UG.FTS.B, 29.49%, 2/24/25.. .	39	4	991940362.UG.FTS.B, 17.99%, 3/04/25.. .	302	301
991856323.UG.FTS.B, 29.49%, 2/24/25.. .	1,658	232	991970524.UG.FTS.B, 17.99%, 3/04/25.. .	265	268
991857305.UG.FTS.B, 29.49%, 2/24/25.. .	250	253	992003521.UG.FTS.B, 17.99%, 3/04/25.. .	401	407
991857701.UG.FTS.B, 29.49%, 2/24/25.. .	649	681	991913343.UG.FTS.B, Zero Cpn, 3/05/25..	2,508	176
991864922.UG.FTS.B, 29.49%, 2/24/25.. .	78	81	991960819.UG.FTS.B, 14%, 3/05/25 . . . . .	19	19
991865031.UG.FTS.B, 29.49%, 2/24/25.. .	595	609	992009284.UG.FTS.B, 14.98%, 3/05/25.. .	247	251
991889019.UG.FTS.B, 29.49%, 2/24/25.. .	359	251	991918212.UG.FTS.B, 15.97%, 3/05/25.. .	388	27
991940825.UG.FTS.B, 29.49%, 2/24/25.. .	60	61	991972238.UG.FTS.B, 15.97%, 3/05/25.. .	259	259
991962356.UG.FTS.B, 29.49%, 2/24/25.. .	162	169	991911402.UG.FTS.B, 16.99%, 3/05/25. . .	469	476
991982896.UG.FTS.B, 29.49%, 2/24/25.. .	180	122	991938779.UG.FTS.B, 16.99%, 3/05/25.. .	145	147
991990424.UG.FTS.B, 29.49%, 2/24/25.. .	20	20	992121849.UG.FTS.B, 16.99%, 3/05/25.. .	1,271	1,292
991996253.UG.FTS.B, 29.49%, 2/24/25.. .	368	379	991907676.UG.FTS.B, 17.97%, 3/05/25.. .	266	270
992001227.UG.FTS.B, 29.49%, 2/24/25.. .	99	103	991933144.UG.FTS.B, 17.97%, 3/05/25.. .	197	200
992008974.UG.FTS.B, 29.49%, 2/24/25.. .	274	7	992030620.UG.FTS.B, 17.99%, 3/05/25.. .	150	152
992017493.UG.FTS.B, 29.49%, 2/24/25.. .	196	202	992034517.UG.FTS.B, 17.99%, 3/05/25.. .	1,080	1,078
992051195.UG.FTS.B, 29.49%, 2/24/25. . .	120	124	992048059.UG.FTS.B, 17.99%, 3/05/25.. .	3,603	3,661
992062277.UG.FTS.B, 29.49%, 2/24/25.. .	106	105	992082342.UG.FTS.B, 17.99%, 3/05/25.. .	173	176
992076693.UG.FTS.B, 29.49%, 2/24/25.. .	55	57	992122276.UG.FTS.B, 17.99%, 3/05/25.. .	23	4
992084780.UG.FTS.B, 29.49%, 2/24/25.. .	85	6	992176129.UG.FTS.B, 14.97%, 3/06/25.. .	532	538
992088592.UG.FTS.B, 29.49%, 2/24/25.. .	42	43	992155655.UG.FTS.B, 14.98%, 3/06/25.. .	82	81
992095776.UG.FTS.B, 29.49%, 2/24/25.. .	22	22	991934175.UG.FTS.B, 15%, 3/06/25 . . . . .	397	404
992099175.UG.FTS.B, 29.49%, 2/24/25.. .	223	152	991922719.UG.FTS.B, 15.97%, 3/06/25.. .	187	190
992101624.UG.FTS.B, 29.49%, 2/24/25.. .	83	(3)	991965195.UG.FTS.B, 16.99%, 3/06/25.. .	208	212
992103466.UG.FTS.B, 29.49%, 2/24/25.. .	358	364	991976215.UG.FTS.B, 16.99%, 3/06/25.. .	641	652

franklintempleton.com	The accompanying notes are an integral part of these financial statements.			Annual Report	83

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
		Principal		Principal
Description		Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Upgrade, Inc. - Card (continued)				Upgrade, Inc. - Card (continued)
991992407.UG.FTS.B, 16.99%, 3/06/25.. . $		243	$245	991952258.UG.FTS.B, 28.98%, 3/09/25.. . $	123	$127
991924063.UG.FTS.B, 17.97%, 3/06/25.. .		113	74	991952942.UG.FTS.B, 28.98%, 3/09/25.. .	225	230
991932344.UG.FTS.B, 17.97%, 3/06/25.. .		101	102	991953091.UG.FTS.B, 28.98%, 3/09/25.. .	2,541	2,632
991964363.UG.FTS.B, 17.97%, 3/06/25.. .		160	163	991953620.UG.FTS.B, 28.98%, 3/09/25.. .	1,469	(68)
991990537.UG.FTS.B, 17.97%, 3/06/25.. .		703	700	991953646.UG.FTS.B, 28.98%, 3/09/25.. .	97	97
992003351.UG.FTS.B, 17.97%, 3/06/25.. .		805	816	991953749.UG.FTS.B, 28.98%, 3/09/25.. .	325	69
992194945.UG.FTS.B, 17.97%, 3/06/25.. .		169	170	991956904.UG.FTS.B, 28.98%, 3/09/25.. .	74	75
992007661.UG.FTS.B, 17.99%, 3/06/25.. .		811	824	991958281.UG.FTS.B, 28.98%, 3/09/25.. .	1,118	1,083
992075216.UG.FTS.B, 17.99%, 3/06/25.. .		583	(2)	991958857.UG.FTS.B, 28.98%, 3/09/25.. .	31	31
992104600.UG.FTS.B, 17.99%, 3/06/25.. .		861	875	991961425.UG.FTS.B, 28.98%, 3/09/25.. .	497	515
992187270.UG.FTS.B, 17.99%, 3/06/25.. .		65	66	991978892.UG.FTS.B, 28.98%, 3/09/25.. .	55	56
991945378.UG.FTS.B, 15%, 3/07/25 . . . . .		234	235	992009323.UG.FTS.B, 28.98%, 3/09/25.. .	598	130
992092422.UG.FTS.B, 15.97%, 3/07/25.. .		657	667	992010855.UG.FTS.B, 28.98%, 3/09/25.. .	3,809	3,886
991933089.UG.FTS.B, 16.99%, 3/07/25.. .		59	59	992017836.UG.FTS.B, 28.98%, 3/09/25.. .	39	38
992148536.UG.FTS.B, 16.99%, 3/07/25.. .		186	188	992061523.UG.FTS.B, 28.98%, 3/09/25.. .	10	10
992204036.UG.FTS.B, 16.99%, 3/07/25.. .		498	504	992062215.UG.FTS.B, 28.98%, 3/09/25.. .	296	64
991973130.UG.FTS.B, 17.97%, 3/07/25.. .		10,182	409	992085211.UG.FTS.B, 28.98%, 3/09/25. . .	578	560
992024120.UG.FTS.B, 17.99%, 3/07/25.. .		168	171	992179588.UG.FTS.B, 28.98%, 3/09/25.. .	44	44
992086926.UG.FTS.B, 17.99%, 3/07/25.. .		40	40	992182020.UG.FTS.B, 28.98%, 3/09/25.. .	1,554	189
991999086.UG.FTS.B, 15.97%, 3/08/25.. .		83	84	992199317.UG.FTS.B, 28.98%, 3/09/25.. .	90	91
992069223.UG.FTS.B, 15.97%, 3/08/25.. .		718	728	992211701.UG.FTS.B, 28.98%, 3/09/25. . .	208	212
991943900.UG.FTS.B, 16.99%, 3/08/25.. .		156	155	991955582.UG.FTS.B, 29.46%, 3/09/25.. .	82	82
991945523.UG.FTS.B, 16.99%, 3/08/25.. .		614	624	991991457.UG.FTS.B, 29.46%, 3/09/25.. .	24	24
992067831.UG.FTS.B, 16.99%, 3/08/25.. .		122	124	992001280.UG.FTS.B, 29.46%, 3/09/25.. .	409	417
992167995.UG.FTS.B, 16.99%, 3/08/25.. .		988	997	992221812.UG.FTS.B, 29.46%, 3/09/25.. .	180	183
992204207.UG.FTS.B, 16.99%, 3/08/25.. .		145	146	991953775.UG.FTS.B, 29.47%, 3/09/25.. .	364	378
991942814.UG.FTS.B, 17.99%, 3/08/25.. .		38	39	992058926.UG.FTS.B, 29.47%, 3/09/25.. .	563	557
991949855.UG.FTS.B, 17.99%, 3/08/25.. .		677	682	992138560.UG.FTS.B, 29.47%, 3/09/25.. .	88	88
991956318.UG.FTS.B, 17.99%, 3/08/25.. .		335	337	992197517.UG.FTS.B, 29.48%, 3/09/25.. .	221	(10)
992023008.UG.FTS.B, 17.99%, 3/08/25.. .		53	53	992226909.UG.FTS.B, 29.48%, 3/09/25.. .	99	95
992054524.UG.FTS.B, 17.99%, 3/08/25.. .		764	776	991948233.UG.FTS.B, 29.49%, 3/09/25.. .	89	87
992056976.UG.FTS.B, 17.99%, 3/08/25.. .		361	367	991949833.UG.FTS.B, 29.49%, 3/09/25.. .	124	129
991952197.UG.FTS.B, Zero Cpn, 3/09/25..		660	46	991949846.UG.FTS.B, 29.49%, 3/09/25.. .	57	56
992016287.UG.FTS.B, 14.98%, 3/09/25.. .		482	34	991951547.UG.FTS.B, 29.49%, 3/09/25.. .	211	214
991962073.UG.FTS.B, 15.97%, 3/09/25.. .		560	570	991952166.UG.FTS.B, 29.49%, 3/09/25.. .	665	450
992045994.UG.FTS.B, 15.97%, 3/09/25.. .		277	281	991953005.UG.FTS.B, 29.49%, 3/09/25.. .	307	318
992093111.UG.FTS.B, 15.97%, 3/09/25. . .		131	131	991954696.UG.FTS.B, 29.49%, 3/09/25.. .	171	177
991959640.UG.FTS.B, 16.99%, 3/09/25.. .		335	341	991955791.UG.FTS.B, 29.49%, 3/09/25.. .	197	14
991958431.UG.FTS.B, 17.99%, 3/09/25.. .		257	261	991956528.UG.FTS.B, 29.49%, 3/09/25.. .	611	37
991985159.UG.FTS.B, 17.99%, 3/09/25.. .		1,516	1,542	991959284.UG.FTS.B, 29.49%, 3/09/25.. .	246	255
991997373.UG.FTS.B, 17.99%, 3/09/25.. .		418	425	991960052.UG.FTS.B, 29.49%, 3/09/25.. .	280	272
992088368.UG.FTS.B, 17.99%, 3/09/25.. .		199	202	991971585.UG.FTS.B, 29.49%, 3/09/25.. .	329	327
992158284.UG.FTS.B, 17.99%, 3/09/25.. .		558	568	991980308.UG.FTS.B, 29.49%, 3/09/25.. .	217	225
992185435.UG.FTS.B, 17.99%, 3/09/25.. .		1,866	1,885	991983473.UG.FTS.B, 29.49%, 3/09/25.. .	867	884
991951113.UG.FTS.B, 19.99%, 3/09/25. . .		1,566	1,593	991998692.UG.FTS.B, 29.49%, 3/09/25.. .	1,665	1,707
991960077.UG.FTS.B, 19.99%, 3/09/25.. .		100	100	992001551.UG.FTS.B, 29.49%, 3/09/25.. .	80	80
992214049.UG.FTS.B, 19.99%, 3/09/25.. .		136	138	992125932.UG.FTS.B, 29.49%, 3/09/25.. .	984	975
991969257.UG.FTS.B, 25.94%, 3/09/25.. .		247	249	992138266.UG.FTS.B, 29.49%, 3/09/25.. .	952	934
992061176.UG.FTS.B, 27.95%, 3/09/25. . .		164	36	992206574.UG.FTS.B, 29.49%, 3/09/25.. .	66	9
992005128.UG.FTS.B, 27.99%, 3/09/25.. .		75	76	992211648.UG.FTS.B, 29.49%, 3/09/25. . .	154	157
992221115.UG.FTS.B, 27.99%, 3/09/25. . .		169	172	992212611.UG.FTS.B, 29.49%, 3/09/25. . .	514	523
991946748.UG.FTS.B, 28.98%, 3/09/25.. .		734	723	992222889.UG.FTS.B, 29.49%, 3/09/25.. .	36	36
991946846.UG.FTS.B, 28.98%, 3/09/25.. .		597	619	991955016.UG.FTS.B, Zero Cpn, 3/10/25..	199	14
991946853.UG.FTS.B, 28.98%, 3/09/25.. .		354	351	991995485.UG.FTS.B, 15.97%, 3/10/25.. .	657	118
991947597.UG.FTS.B, 28.98%, 3/09/25.. .		321	332	991954721.UG.FTS.B, 16.99%, 3/10/25.. .	555	2
991948442.UG.FTS.B, 28.98%, 3/09/25.. .		434	442	991956996.UG.FTS.B, 16.99%, 3/10/25.. .	281	286
991950108.UG.FTS.B, 28.98%, 3/09/25.. .		1,320	1,329	991997245.UG.FTS.B, 19.99%, 3/10/25.. .	203	211
991951985.UG.FTS.B, 28.98%, 3/09/25.. .		929	958	992032415.UG.FTS.B, 19.99%, 3/10/25.. .	581	599

84	Annual Report	The accompanying notes are an integral part of these financial statements.			franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
	Principal			Principal
Description	Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Upgrade, Inc. - Card (continued)			Upgrade, Inc. - Card (continued)
992111548.UG.FTS.B, 19.99%, 3/10/25. . .	$4	$3	991985086.UG.FTS.B, Zero Cpn, 3/11/25.. $ 144		$10
991954714.UG.FTS.B, 28.98%, 3/10/25.. .	225	233	991991026.UG.FTS.B, Zero Cpn, 3/11/25..	1,073	74
991957178.UG.FTS.B, 28.98%, 3/10/25.. .	440	455	992029546.UG.FTS.B, Zero Cpn, 3/11/25..	2,645	183
991958934.UG.FTS.B, 28.98%, 3/10/25.. .	216	224	992030220.UG.FTS.B, Zero Cpn, 3/11/25..	30	2
991962085.UG.FTS.B, 28.98%, 3/10/25.. .	299	310	992033356.UG.FTS.B, Zero Cpn, 3/11/25..	244	17
991968026.UG.FTS.B, 28.98%, 3/10/25.. .	1,136	1,167	992034442.UG.FTS.B, Zero Cpn, 3/11/25..	1,136	78
991973413.UG.FTS.B, 28.98%, 3/10/25.. .	43	44	992042951.UG.FTS.B, Zero Cpn, 3/11/25..	60	4
991974510.UG.FTS.B, 28.98%, 3/10/25.. .	438	448	992052408.UG.FTS.B, Zero Cpn, 3/11/25..	145	10
992011442.UG.FTS.B, 28.98%, 3/10/25. . .	640	656	992055177.UG.FTS.B, Zero Cpn, 3/11/25..	1,559	109
992027655.UG.FTS.B, 28.98%, 3/10/25.. .	–	–	992102192.UG.FTS.B, Zero Cpn, 3/11/25..	970	67
992033842.UG.FTS.B, 28.98%, 3/10/25.. .	251	260	992102686.UG.FTS.B, Zero Cpn, 3/11/25..	238	17
992060387.UG.FTS.B, 28.98%, 3/10/25.. .	266	271	992144245.UG.FTS.B, Zero Cpn, 3/11/25..	658	46
992084194.UG.FTS.B, 28.98%, 3/10/25.. .	822	852	992157316.UG.FTS.B, Zero Cpn, 3/11/25..	374	26
992143690.UG.FTS.B, 28.98%, 3/10/25.. .	118	121	992161362.UG.FTS.B, Zero Cpn, 3/11/25..	49	3
992184165.UG.FTS.B, 28.98%, 3/10/25.. .	2,861	619	991968447.UG.FTS.B, 19.99%, 3/11/25. . .	1,229	1,248
992198464.UG.FTS.B, 28.98%, 3/10/25.. .	157	160	991968635.UG.FTS.B, 19.99%, 3/11/25. . .	1,713	1,744
992226588.UG.FTS.B, 28.98%, 3/10/25.. .	34	34	991970440.UG.FTS.B, 19.99%, 3/11/25. . .	339	331
992229139.UG.FTS.B, 28.98%, 3/10/25.. .	2,144	2,151	991978184.UG.FTS.B, 19.99%, 3/11/25. . .	184	191
992234259.UG.FTS.B, 28.98%, 3/10/25.. .	43	43	991978739.UG.FTS.B, 19.99%, 3/11/25. . .	303	312
992234778.UG.FTS.B, 28.98%, 3/10/25.. .	162	165	991980454.UG.FTS.B, 19.99%, 3/11/25. . .	3	3
992061277.UG.FTS.B, 29.46%, 3/10/25.. .	593	612	991989654.UG.FTS.B, 19.99%, 3/11/25. . .	51	52
991959464.UG.FTS.B, 29.47%, 3/10/25.. .	555	564	991994914.UG.FTS.B, 19.99%, 3/11/25. . .	18	18
991991290.UG.FTS.B, 29.47%, 3/10/25.. .	88	89	992004940.UG.FTS.B, 19.99%, 3/11/25. . .	71	71
992061694.UG.FTS.B, 29.47%, 3/10/25.. .	196	204	992007097.UG.FTS.B, 19.99%, 3/11/25. . .	64	64
992139536.UG.FTS.B, 29.47%, 3/10/25.. .	1,461	1,488	992008658.UG.FTS.B, 19.99%, 3/11/25. . .	191	198
992205977.UG.FTS.B, 29.47%, 3/10/25.. .	48	49	992018218.UG.FTS.B, 19.99%, 3/11/25. . .	236	243
991954603.UG.FTS.B, 29.49%, 3/10/25.. .	140	135	992025841.UG.FTS.B, 19.99%, 3/11/25. . .	63	64
991954960.UG.FTS.B, 29.49%, 3/10/25.. .	311	323	992026254.UG.FTS.B, 19.99%, 3/11/25. . .	695	699
991957562.UG.FTS.B, 29.49%, 3/10/25.. .	163	169	992028614.UG.FTS.B, 19.99%, 3/11/25. . .	209	215
991958699.UG.FTS.B, 29.49%, 3/10/25.. .	70	71	992029209.UG.FTS.B, 19.99%, 3/11/25. . .	63	63
991960347.UG.FTS.B, 29.49%, 3/10/25.. .	230	229	992029328.UG.FTS.B, 19.99%, 3/11/25. . .	128	132
991972068.UG.FTS.B, 29.49%, 3/10/25.. .	318	315	992030511.UG.FTS.B, 19.99%, 3/11/25. . .	68	70
991972794.UG.FTS.B, 29.49%, 3/10/25.. .	1,521	1,483	992032062.UG.FTS.B, 19.99%, 3/11/25. . .	263	273
991986855.UG.FTS.B, 29.49%, 3/10/25.. .	122	126	992034460.UG.FTS.B, 19.99%, 3/11/25. . .	242	251
991986924.UG.FTS.B, 29.49%, 3/10/25.. .	159	164	992043129.UG.FTS.B, 19.99%, 3/11/25. . .	267	19
991987090.UG.FTS.B, 29.49%, 3/10/25.. .	316	319	992048328.UG.FTS.B, 19.99%, 3/11/25. . .	1,052	1,085
991991729.UG.FTS.B, 29.49%, 3/10/25.. .	660	684	992049367.UG.FTS.B, 19.99%, 3/11/25. . .	210	217
991992823.UG.FTS.B, 29.49%, 3/10/25.. .	98	98	992088914.UG.FTS.B, 19.99%, 3/11/25. . .	61	61
992000940.UG.FTS.B, 29.49%, 3/10/25.. .	264	265	992119841.UG.FTS.B, 19.99%, 3/11/25. . .	116	120
992019137.UG.FTS.B, 29.49%, 3/10/25.. .	3	3	992120582.UG.FTS.B, 19.99%, 3/11/25. . .	55	56
992021611.UG.FTS.B, 29.49%, 3/10/25. . .	843	377	992131942.UG.FTS.B, 19.99%, 3/11/25. . .	803	832
992024541.UG.FTS.B, 29.49%, 3/10/25.. .	393	383	992134817.UG.FTS.B, 19.99%, 3/11/25. . .	449	465
992030282.UG.FTS.B, 29.49%, 3/10/25.. .	170	170	992156714.UG.FTS.B, 19.99%, 3/11/25. . .	298	303
992041733.UG.FTS.B, 29.49%, 3/10/25.. .	18	17	992159439.UG.FTS.B, 19.99%, 3/11/25. . .	587	605
992056222.UG.FTS.B, 29.49%, 3/10/25.. .	293	205	992168147.UG.FTS.B, 19.99%, 3/11/25. . .	1,745	1,164
992081022.UG.FTS.B, 29.49%, 3/10/25.. .	145	149	992172074.UG.FTS.B, 19.99%, 3/11/25. . .	455	453
992084912.UG.FTS.B, 29.49%, 3/10/25.. .	1,106	1,127	992180293.UG.FTS.B, 19.99%, 3/11/25. . .	508	(2)
992100091.UG.FTS.B, 29.49%, 3/10/25.. .	–	–	992187213.UG.FTS.B, 19.99%, 3/11/25. . .	170	12
992178788.UG.FTS.B, 29.49%, 3/10/25.. .	26	26	992200009.UG.FTS.B, 19.99%, 3/11/25. . .	8	8
992189126.UG.FTS.B, 29.49%, 3/10/25.. .	193	25	992208823.UG.FTS.B, 19.99%, 3/11/25. . .	155	157
992222709.UG.FTS.B, 29.49%, 3/10/25.. .	122	124	992227850.UG.FTS.B, 19.99%, 3/11/25. . .	50	51
992225780.UG.FTS.B, 29.49%, 3/10/25.. .	116	(5)	992238523.UG.FTS.B, 19.99%, 3/11/25. . .	800	817
992226157.UG.FTS.B, 29.49%, 3/10/25.. .	512	519	992240522.UG.FTS.B, 19.99%, 3/11/25. . .	76	78
992226851.UG.FTS.B, 29.49%, 3/10/25.. .	319	326	992244571.UG.FTS.B, 19.99%, 3/11/25. . .	235	239
992228254.UG.FTS.B, 29.49%, 3/10/25.. .	575	586	991964099.UG.FTS.B, 25.95%, 3/11/25. . .	363	365
992229344.UG.FTS.B, 29.49%, 3/10/25.. .	289	294	992002903.UG.FTS.B, 25.95%, 3/11/25. . .	1,592	108
992231132.UG.FTS.B, 29.49%, 3/10/25. . .	183	117	992229333.UG.FTS.B, 25.95%, 3/11/25. . .	161	109
991981426.UG.FTS.B, Zero Cpn, 3/11/25..	153	11	992015330.UG.FTS.B, 26.94%, 3/11/25. . .	17	17

franklintempleton.com	The accompanying notes are an integral part of these financial statements.			Annual Report	85

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
		Principal			Principal
Description		Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Upgrade, Inc. - Card (continued)				Upgrade, Inc. - Card (continued)
991969813.UG.FTS.B, 27.95%, 3/11/25. . .		$ 152	$155	991988726.UG.FTS.B, 28.98%, 3/11/25. . .	$36	$36
991970478.UG.FTS.B, 27.95%, 3/11/25. . .		86	89	991989952.UG.FTS.B, 28.98%, 3/11/25. . .	542	119
991977566.UG.FTS.B, 27.95%, 3/11/25. . .		140	139	991990261.UG.FTS.B, 28.98%, 3/11/25. . .	26	26
991981186.UG.FTS.B, 27.95%, 3/11/25. . .		182	188	991992687.UG.FTS.B, 28.98%, 3/11/25. . .	39	6
991993621.UG.FTS.B, 27.95%, 3/11/25. . .		75	77	991995958.UG.FTS.B, 28.98%, 3/11/25. . .	191	192
992012687.UG.FTS.B, 27.95%, 3/11/25. . .		591	613	991997912.UG.FTS.B, 28.98%, 3/11/25. . .	752	779
992026849.UG.FTS.B, 27.95%, 3/11/25. . .		93	97	991999549.UG.FTS.B, 28.98%, 3/11/25. . .	425	440
992148579.UG.FTS.B, 27.95%, 3/11/25. . .		152	147	992000296.UG.FTS.B, 28.98%, 3/11/25. . .	40	40
992247753.UG.FTS.B, 27.95%, 3/11/25. . .		462	297	992000896.UG.FTS.B, 28.98%, 3/11/25. . .	216	214
991971937.UG.FTS.B, 27.99%, 3/11/25. . .		172	178	992001193.UG.FTS.B, 28.98%, 3/11/25. . .	–	–
992004287.UG.FTS.B, 27.99%, 3/11/25. . .		314	314	992001817.UG.FTS.B, 28.98%, 3/11/25. . .	55	45
992026942.UG.FTS.B, 27.99%, 3/11/25. . .		22	22	992002219.UG.FTS.B, 28.98%, 3/11/25. . .	816	821
992027907.UG.FTS.B, 27.99%, 3/11/25. . .		82	84	992002332.UG.FTS.B, 28.98%, 3/11/25. . .	2,555	2,646
992048043.UG.FTS.B, 27.99%, 3/11/25. . .		97	101	992002435.UG.FTS.B, 28.98%, 3/11/25. . .	270	180
992073005.UG.FTS.B, 27.99%, 3/11/25. . .		294	304	992005280.UG.FTS.B, 28.98%, 3/11/25. . .	199	204
992145143.UG.FTS.B, 27.99%, 3/11/25. . .		230	234	992006640.UG.FTS.B, 28.98%, 3/11/25. . .	814	810
992210645.UG.FTS.B, 27.99%, 3/11/25. . .		1,703	1,736	992009408.UG.FTS.B, 28.98%, 3/11/25. . .	333	344
991962687.UG.FTS.B, 28.98%, 3/11/25. . .		430	431	992010693.UG.FTS.B, 28.98%, 3/11/25. . .	49	49
991963921.UG.FTS.B, 28.98%, 3/11/25. . .		835	866	992011471.UG.FTS.B, 28.98%, 3/11/25. . .	797	799
991964384.UG.FTS.B, 28.98%, 3/11/25. . .		1,758	1,156	992011646.UG.FTS.B, 28.98%, 3/11/25. . .	2,924	3,031
991965134.UG.FTS.B, 28.98%, 3/11/25. . .		159	165	992016038.UG.FTS.B, 28.98%, 3/11/25. . .	180	186
991967251.UG.FTS.B, 28.98%, 3/11/25. . .		87	89	992016171.UG.FTS.B, 28.98%, 3/11/25. . .	354	361
991968337.UG.FTS.B, 28.98%, 3/11/25. . .		70	72	992016258.UG.FTS.B, 28.98%, 3/11/25. . .	515	528
991968362.UG.FTS.B, 28.98%, 3/11/25. . .		621	77	992017677.UG.FTS.B, 28.98%, 3/11/25. . .	342	224
991968741.UG.FTS.B, 28.98%, 3/11/25. . .		128	127	992023183.UG.FTS.B, 28.98%, 3/11/25. . .	70	71
991969198.UG.FTS.B, 28.98%, 3/11/25. . .		1,030	1,067	992023314.UG.FTS.B, 28.98%, 3/11/25. . .	455	470
991969461.UG.FTS.B, 28.98%, 3/11/25. . .		32	31	992023534.UG.FTS.B, 28.98%, 3/11/25. . .	134	137
991969940.UG.FTS.B, 28.98%, 3/11/25. . .		130	131	992024701.UG.FTS.B, 28.98%, 3/11/25. . .	66	5
991970346.UG.FTS.B, 28.98%, 3/11/25. . .		812	841	992025712.UG.FTS.B, 28.98%, 3/11/25. . .	205	212
991970907.UG.FTS.B, 28.98%, 3/11/25. . .		14	14	992025823.UG.FTS.B, 28.98%, 3/11/25. . .	146	4
991970931.UG.FTS.B, 28.98%, 3/11/25. . .		60	61	992025833.UG.FTS.B, 28.98%, 3/11/25. . .	63	65
991970946.UG.FTS.B, 28.98%, 3/11/25. . .		53	(2)	992025839.UG.FTS.B, 28.98%, 3/11/25. . .	74	75
991971475.UG.FTS.B, 28.98%, 3/11/25. . .		3,266	(145)	992025859.UG.FTS.B, 28.98%, 3/11/25. . .	124	127
991971916.UG.FTS.B, 28.98%, 3/11/25. . .		234	240	992027009.UG.FTS.B, 28.98%, 3/11/25. . .	28	28
991972347.UG.FTS.B, 28.98%, 3/11/25. . .		1,594	(100)	992030460.UG.FTS.B, 28.98%, 3/11/25. . .	93	97
991972362.UG.FTS.B, 28.98%, 3/11/25. . .		235	244	992031793.UG.FTS.B, 28.98%, 3/11/25. . .	26	26
991972503.UG.FTS.B, 28.98%, 3/11/25. . .		89	(4)	992035137.UG.FTS.B, 28.98%, 3/11/25. . .	917	(41)
991973560.UG.FTS.B, 28.98%, 3/11/25. . .		69	70	992037045.UG.FTS.B, 28.98%, 3/11/25. . .	561	568
991974107.UG.FTS.B, 28.98%, 3/11/25. . .		164	170	992037522.UG.FTS.B, 28.98%, 3/11/25. . .	414	429
991974812.UG.FTS.B, 28.98%, 3/11/25. . .		66	66	992038711.UG.FTS.B, 28.98%, 3/11/25. . .	195	11
991974854.UG.FTS.B, 28.98%, 3/11/25. . .		2,414	2,494	992040822.UG.FTS.B, 28.98%, 3/11/25. . .	940	974
991975165.UG.FTS.B, 28.98%, 3/11/25. . .		238	247	992046466.UG.FTS.B, 28.98%, 3/11/25. . .	289	300
991975406.UG.FTS.B, 28.98%, 3/11/25. . .		138	141	992046859.UG.FTS.B, 28.98%, 3/11/25. . .	311	(14)
991975649.UG.FTS.B, 28.98%, 3/11/25. . .		163	20	992047309.UG.FTS.B, 28.98%, 3/11/25. . .	1,249	1,295
991978841.UG.FTS.B, 28.98%, 3/11/25. . .		445	461	992047615.UG.FTS.B, 28.98%, 3/11/25. . .	1,233	1,254
991978961.UG.FTS.B, 28.98%, 3/11/25. . .		121	124	992047829.UG.FTS.B, 28.98%, 3/11/25. . .	6,247	6,474
991979639.UG.FTS.B, 28.98%, 3/11/25. . .		94	94	992048579.UG.FTS.B, 28.98%, 3/11/25. . .	265	275
991980057.UG.FTS.B, 28.98%, 3/11/25. . .		735	761	992048986.UG.FTS.B, 28.98%, 3/11/25. . .	239	(15)
991980324.UG.FTS.B, 28.98%, 3/11/25. . .		79	81	992051819.UG.FTS.B, 28.98%, 3/11/25. . .	75	76
991980616.UG.FTS.B, 28.98%, 3/11/25. . .		333	332	992053296.UG.FTS.B, 28.98%, 3/11/25. . .	550	561
991980716.UG.FTS.B, 28.98%, 3/11/25. . .		1,010	1,047	992053411.UG.FTS.B, 28.98%, 3/11/25. . .	29	29
991981032.UG.FTS.B, 28.98%, 3/11/25. . .		103	103	992053675.UG.FTS.B, 28.98%, 3/11/25. . .	2,270	2,284
991982635.UG.FTS.B, 28.98%, 3/11/25. . .		452	56	992058151.UG.FTS.B, 28.98%, 3/11/25. . .	294	296
991982793.UG.FTS.B, 28.98%, 3/11/25. . .		88	90	992058166.UG.FTS.B, 28.98%, 3/11/25. . .	329	340
991984407.UG.FTS.B, 28.98%, 3/11/25. . .		166	173	992058413.UG.FTS.B, 28.98%, 3/11/25. . .	229	237
991987352.UG.FTS.B, 28.98%, 3/11/25. . .		140	140	992059286.UG.FTS.B, 28.98%, 3/11/25. . .	199	203
991988510.UG.FTS.B, 28.98%, 3/11/25. . .		30	30	992063791.UG.FTS.B, 28.98%, 3/11/25. . .	324	336
991988715.UG.FTS.B, 28.98%, 3/11/25. . .		37	37	992066045.UG.FTS.B, 28.98%, 3/11/25. . .	998	1,034

86	Annual Report	The accompanying notes are an integral part of these financial statements.			franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
	Principal			Principal
Description	Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Upgrade, Inc. - Card (continued)			Upgrade, Inc. - Card (continued)
992066282.UG.FTS.B, 28.98%, 3/11/25. . .	$ 501	$499	992244427.UG.FTS.B, 28.98%, 3/11/25. . .	$ 146	$150
992070767.UG.FTS.B, 28.98%, 3/11/25. . .	25	25	992248314.UG.FTS.B, 28.98%, 3/11/25. . .	409	418
992074959.UG.FTS.B, 28.98%, 3/11/25. . .	261	267	991995404.UG.FTS.B, 29.45%, 3/11/25. . .	167	170
992081943.UG.FTS.B, 28.98%, 3/11/25. . .	1,208	1,231	992027450.UG.FTS.B, 29.45%, 3/11/25. . .	120	124
992083285.UG.FTS.B, 28.98%, 3/11/25. . .	49	50	992029745.UG.FTS.B, 29.45%, 3/11/25. . .	96	99
992087191.UG.FTS.B, 28.98%, 3/11/25. . .	113	116	992199894.UG.FTS.B, 29.45%, 3/11/25. . .	256	261
992089935.UG.FTS.B, 28.98%, 3/11/25. . .	721	721	992206165.UG.FTS.B, 29.45%, 3/11/25. . .	206	209
992092715.UG.FTS.B, 28.98%, 3/11/25. . .	310	315	991963425.UG.FTS.B, 29.46%, 3/11/25. . .	1,867	1,925
992093149.UG.FTS.B, 28.98%, 3/11/25. . .	249	257	991967797.UG.FTS.B, 29.46%, 3/11/25. . .	13	13
992093287.UG.FTS.B, 28.98%, 3/11/25. . .	2,475	2,457	991968571.UG.FTS.B, 29.46%, 3/11/25. . .	556	535
992097011.UG.FTS.B, 28.98%, 3/11/25. . .	127	129	991972979.UG.FTS.B, 29.46%, 3/11/25. . .	21	9
992099017.UG.FTS.B, 28.98%, 3/11/25. . .	4	4	991988255.UG.FTS.B, 29.46%, 3/11/25. . .	279	289
992101346.UG.FTS.B, 28.98%, 3/11/25. . .	580	595	991991096.UG.FTS.B, 29.46%, 3/11/25. . .	320	331
992103031.UG.FTS.B, 28.98%, 3/11/25. . .	610	76	991993331.UG.FTS.B, 29.46%, 3/11/25. . .	337	345
992103102.UG.FTS.B, 28.98%, 3/11/25. . .	1,451	1,487	992006452.UG.FTS.B, 29.46%, 3/11/25. . .	595	617
992104063.UG.FTS.B, 28.98%, 3/11/25. . .	59	16	992018601.UG.FTS.B, 29.46%, 3/11/25. . .	77	79
992107143.UG.FTS.B, 28.98%, 3/11/25. . .	207	214	992024385.UG.FTS.B, 29.46%, 3/11/25. . .	133	136
992108750.UG.FTS.B, 28.98%, 3/11/25. . .	90	93	992025413.UG.FTS.B, 29.46%, 3/11/25. . .	400	415
992120242.UG.FTS.B, 28.98%, 3/11/25. . .	22	2	992033511.UG.FTS.B, 29.46%, 3/11/25. . .	33	33
992126188.UG.FTS.B, 28.98%, 3/11/25. . .	163	165	992044734.UG.FTS.B, 29.46%, 3/11/25. . .	300	306
992126812.UG.FTS.B, 28.98%, 3/11/25. . .	234	29	992079289.UG.FTS.B, 29.46%, 3/11/25. . .	233	231
992132545.UG.FTS.B, 28.98%, 3/11/25. . .	207	214	992120587.UG.FTS.B, 29.46%, 3/11/25. . .	210	216
992133652.UG.FTS.B, 28.98%, 3/11/25. . .	122	8	992154627.UG.FTS.B, 29.46%, 3/11/25. . .	224	226
992134748.UG.FTS.B, 28.98%, 3/11/25. . .	44	45	992158845.UG.FTS.B, 29.46%, 3/11/25. . .	451	467
992147858.UG.FTS.B, 28.98%, 3/11/25. . .	44	44	992177585.UG.FTS.B, 29.46%, 3/11/25. . .	494	511
992148358.UG.FTS.B, 28.98%, 3/11/25. . .	202	206	992201881.UG.FTS.B, 29.46%, 3/11/25. . .	337	341
992148737.UG.FTS.B, 28.98%, 3/11/25. . .	355	342	991971148.UG.FTS.B, 29.47%, 3/11/25. . .	987	1,017
992151525.UG.FTS.B, 28.98%, 3/11/25. . .	12	12	991974316.UG.FTS.B, 29.47%, 3/11/25. . .	44	44
992153664.UG.FTS.B, 28.98%, 3/11/25. . .	327	215	991974470.UG.FTS.B, 29.47%, 3/11/25. . .	3	3
992153993.UG.FTS.B, 28.98%, 3/11/25. . .	102	106	991984009.UG.FTS.B, 29.47%, 3/11/25. . .	602	624
992154044.UG.FTS.B, 28.98%, 3/11/25. . .	70	72	991990345.UG.FTS.B, 29.47%, 3/11/25. . .	28	28
992157584.UG.FTS.B, 28.98%, 3/11/25. . .	1,051	1,060	991991818.UG.FTS.B, 29.47%, 3/11/25. . .	124	127
992157987.UG.FTS.B, 28.98%, 3/11/25. . .	411	426	992011703.UG.FTS.B, 29.47%, 3/11/25. . .	230	237
992164863.UG.FTS.B, 28.98%, 3/11/25. . .	176	183	992013511.UG.FTS.B, 29.47%, 3/11/25. . .	86	89
992168518.UG.FTS.B, 28.98%, 3/11/25. . .	540	553	992017890.UG.FTS.B, 29.47%, 3/11/25. . .	246	255
992170038.UG.FTS.B, 28.98%, 3/11/25. . .	26	26	992053435.UG.FTS.B, 29.47%, 3/11/25. . .	71	73
992170854.UG.FTS.B, 28.98%, 3/11/25. . .	–	–	992055451.UG.FTS.B, 29.47%, 3/11/25. . .	184	44
992171424.UG.FTS.B, 28.98%, 3/11/25. . .	43	43	992100125.UG.FTS.B, 29.47%, 3/11/25. . .	401	408
992181823.UG.FTS.B, 28.98%, 3/11/25. . .	405	413	992175153.UG.FTS.B, 29.47%, 3/11/25. . .	48	49
992182107.UG.FTS.B, 28.98%, 3/11/25. . .	385	393	992214422.UG.FTS.B, 29.47%, 3/11/25. . .	153	155
992187497.UG.FTS.B, 28.98%, 3/11/25. . .	172	172	992216774.UG.FTS.B, 29.47%, 3/11/25. . .	454	306
992191711.UG.FTS.B, 28.98%, 3/11/25. . .	290	193	991967374.UG.FTS.B, 29.48%, 3/11/25. . .	272	282
992197157.UG.FTS.B, 28.98%, 3/11/25. . .	63	64	991980731.UG.FTS.B, 29.48%, 3/11/25. . .	140	18
992200196.UG.FTS.B, 28.98%, 3/11/25. . .	7	7	991983286.UG.FTS.B, 29.48%, 3/11/25. . .	212	(10)
992201272.UG.FTS.B, 28.98%, 3/11/25. . .	75	77	992029150.UG.FTS.B, 29.48%, 3/11/25. . .	171	174
992203919.UG.FTS.B, 28.98%, 3/11/25. . .	78	81	992053151.UG.FTS.B, 29.48%, 3/11/25. . .	230	227
992208167.UG.FTS.B, 28.98%, 3/11/25. . .	11	11	992063913.UG.FTS.B, 29.48%, 3/11/25. . .	391	406
992212028.UG.FTS.B, 28.98%, 3/11/25. . .	328	334	992070566.UG.FTS.B, 29.48%, 3/11/25. . .	332	344
992218006.UG.FTS.B, 28.98%, 3/11/25. . .	13	12	992072427.UG.FTS.B, 29.48%, 3/11/25. . .	620	619
992222254.UG.FTS.B, 28.98%, 3/11/25. . .	159	160	992184719.UG.FTS.B, 29.48%, 3/11/25. . .	135	30
992226073.UG.FTS.B, 28.98%, 3/11/25. . .	72	74	992221163.UG.FTS.B, 29.48%, 3/11/25. . .	15	15
992228026.UG.FTS.B, 28.98%, 3/11/25. . .	577	389	991964312.UG.FTS.B, 29.49%, 3/11/25. . .	504	518
992233151.UG.FTS.B, 28.98%, 3/11/25. . .	77	77	991964812.UG.FTS.B, 29.49%, 3/11/25. . .	1,087	1,121
992238338.UG.FTS.B, 28.98%, 3/11/25. . .	139	142	991965941.UG.FTS.B, 29.49%, 3/11/25. . .	210	217
992238365.UG.FTS.B, 28.98%, 3/11/25. . .	583	591	991966429.UG.FTS.B, 29.49%, 3/11/25. . .	77	79
992239074.UG.FTS.B, 28.98%, 3/11/25. . .	164	167	991966840.UG.FTS.B, 29.49%, 3/11/25. . .	558	567
992239076.UG.FTS.B, 28.98%, 3/11/25. . .	405	413	991966882.UG.FTS.B, 29.49%, 3/11/25. . .	118	8
992239900.UG.FTS.B, 28.98%, 3/11/25. . .	76	74	991967022.UG.FTS.B, 29.49%, 3/11/25. . .	460	470

franklintempleton.com	The accompanying notes are an integral part of these financial statements.			Annual Report	87

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
		Principal			Principal
Description		Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Upgrade, Inc. - Card (continued)				Upgrade, Inc. - Card (continued)
991967604.UG.FTS.B, 29.49%, 3/11/25. . .		$ 100	$103	992028716.UG.FTS.B, 29.49%, 3/11/25. . .	$ 233	$230
991967623.UG.FTS.B, 29.49%, 3/11/25. . .		173	178	992029549.UG.FTS.B, 29.49%, 3/11/25. . .	154	159
991967652.UG.FTS.B, 29.49%, 3/11/25. . .		68	69	992030257.UG.FTS.B, 29.49%, 3/11/25. . .	626	605
991967839.UG.FTS.B, 29.49%, 3/11/25. . .		30	31	992030368.UG.FTS.B, 29.49%, 3/11/25. . .	5	5
991969491.UG.FTS.B, 29.49%, 3/11/25. . .		681	688	992030992.UG.FTS.B, 29.49%, 3/11/25. . .	50	51
991969874.UG.FTS.B, 29.49%, 3/11/25. . .		518	65	992031704.UG.FTS.B, 29.49%, 3/11/25. . .	33	33
991970083.UG.FTS.B, 29.49%, 3/11/25. . .		130	135	992032851.UG.FTS.B, 29.49%, 3/11/25. . .	1,301	1,348
991970299.UG.FTS.B, 29.49%, 3/11/25. . .		91	21	992033132.UG.FTS.B, 29.49%, 3/11/25. . .	538	536
991970537.UG.FTS.B, 29.49%, 3/11/25. . .		20	20	992033203.UG.FTS.B, 29.49%, 3/11/25. . .	374	259
991971173.UG.FTS.B, 29.49%, 3/11/25. . .		348	357	992035063.UG.FTS.B, 29.49%, 3/11/25. . .	420	401
991973725.UG.FTS.B, 29.49%, 3/11/25. . .		626	628	992036479.UG.FTS.B, 29.49%, 3/11/25. . .	298	309
991976864.UG.FTS.B, 29.49%, 3/11/25. . .		405	420	992037631.UG.FTS.B, 29.49%, 3/11/25. . .	147	151
991978237.UG.FTS.B, 29.49%, 3/11/25. . .		2,253	2,290	992039599.UG.FTS.B, 29.49%, 3/11/25. . .	898	58
991978479.UG.FTS.B, 29.49%, 3/11/25. . .		239	247	992040296.UG.FTS.B, 29.49%, 3/11/25. . .	80	82
991979745.UG.FTS.B, 29.49%, 3/11/25. . .		669	685	992042561.UG.FTS.B, 29.49%, 3/11/25. . .	63	64
991980333.UG.FTS.B, 29.49%, 3/11/25. . .		318	318	992042978.UG.FTS.B, 29.49%, 3/11/25. . .	28	28
991980877.UG.FTS.B, 29.49%, 3/11/25. . .		52	53	992043880.UG.FTS.B, 29.49%, 3/11/25. . .	81	84
991981214.UG.FTS.B, 29.49%, 3/11/25. . .		113	117	992044810.UG.FTS.B, 29.49%, 3/11/25. . .	36	36
991982514.UG.FTS.B, 29.49%, 3/11/25. . .		272	18	992045986.UG.FTS.B, 29.49%, 3/11/25. . .	27	4
991983055.UG.FTS.B, 29.49%, 3/11/25. . .		488	506	992046940.UG.FTS.B, 29.49%, 3/11/25. . .	683	676
991983215.UG.FTS.B, 29.49%, 3/11/25. . .		66	68	992051522.UG.FTS.B, 29.49%, 3/11/25. . .	261	59
991983636.UG.FTS.B, 29.49%, 3/11/25. . .		529	168	992062901.UG.FTS.B, 29.49%, 3/11/25. . .	107	6
991983789.UG.FTS.B, 29.49%, 3/11/25. . .		277	62	992064576.UG.FTS.B, 29.49%, 3/11/25. . .	98	100
991984234.UG.FTS.B, 29.49%, 3/11/25. . .		116	120	992064841.UG.FTS.B, 29.49%, 3/11/25. . .	59	60
991986897.UG.FTS.B, 29.49%, 3/11/25. . .		43	14	992064908.UG.FTS.B, 29.49%, 3/11/25. . .	11	6
991987079.UG.FTS.B, 29.49%, 3/11/25. . .		179	185	992065664.UG.FTS.B, 29.49%, 3/11/25. . .	1,809	1,873
991987180.UG.FTS.B, 29.49%, 3/11/25. . .		175	174	992066264.UG.FTS.B, 29.49%, 3/11/25. . .	498	517
991987414.UG.FTS.B, 29.49%, 3/11/25. . .		916	925	992070868.UG.FTS.B, 29.49%, 3/11/25. . .	32	32
991988975.UG.FTS.B, 29.49%, 3/11/25. . .		76	78	992071400.UG.FTS.B, 29.49%, 3/11/25. . .	659	681
991989388.UG.FTS.B, 29.49%, 3/11/25. . .		52	53	992073177.UG.FTS.B, 29.49%, 3/11/25. . .	31	31
991989746.UG.FTS.B, 29.49%, 3/11/25. . .		106	110	992073550.UG.FTS.B, 29.49%, 3/11/25. . .	238	242
991992147.UG.FTS.B, 29.49%, 3/11/25. . .		709	696	992074666.UG.FTS.B, 29.49%, 3/11/25. . .	121	125
991994959.UG.FTS.B, 29.49%, 3/11/25. . .		2,580	581	992077305.UG.FTS.B, 29.49%, 3/11/25. . .	56	16
991995847.UG.FTS.B, 29.49%, 3/11/25. . .		74	76	992077375.UG.FTS.B, 29.49%, 3/11/25. . .	87	1
991995980.UG.FTS.B, 29.49%, 3/11/25. . .		373	(17)	992081049.UG.FTS.B, 29.49%, 3/11/25. . .	187	194
991998489.UG.FTS.B, 29.49%, 3/11/25. . .		298	(13)	992082069.UG.FTS.B, 29.49%, 3/11/25. . .	121	126
992000864.UG.FTS.B, 29.49%, 3/11/25. . .		781	775	992082171.UG.FTS.B, 29.49%, 3/11/25. . .	423	439
992001512.UG.FTS.B, 29.49%, 3/11/25. . .		73	19	992083964.UG.FTS.B, 29.49%, 3/11/25. . .	102	23
992003237.UG.FTS.B, 29.49%, 3/11/25. . .		731	742	992084727.UG.FTS.B, 29.49%, 3/11/25. . .	257	18
992004454.UG.FTS.B, 29.49%, 3/11/25. . .		335	347	992085469.UG.FTS.B, 29.49%, 3/11/25. . .	365	377
992004566.UG.FTS.B, 29.49%, 3/11/25. . .		475	491	992086252.UG.FTS.B, 29.49%, 3/11/25. . .	233	168
992005349.UG.FTS.B, 29.49%, 3/11/25. . .		303	313	992086659.UG.FTS.B, 29.49%, 3/11/25. . .	49	41
992007891.UG.FTS.B, 29.49%, 3/11/25. . .		173	38	992086896.UG.FTS.B, 29.49%, 3/11/25. . .	88	92
992008129.UG.FTS.B, 29.49%, 3/11/25. . .		142	18	992087243.UG.FTS.B, 29.49%, 3/11/25. . .	279	(13)
992011020.UG.FTS.B, 29.49%, 3/11/25. . .		141	145	992088267.UG.FTS.B, 29.49%, 3/11/25. . .	68	69
992015608.UG.FTS.B, 29.49%, 3/11/25. . .		50	4	992088861.UG.FTS.B, 29.49%, 3/11/25. . .	215	223
992016950.UG.FTS.B, 29.49%, 3/11/25. . .		18	17	992093860.UG.FTS.B, 29.49%, 3/11/25. . .	100	99
992018739.UG.FTS.B, 29.49%, 3/11/25. . .		457	32	992099410.UG.FTS.B, 29.49%, 3/11/25. . .	23	3
992019065.UG.FTS.B, 29.49%, 3/11/25. . .		103	107	992099646.UG.FTS.B, 29.49%, 3/11/25. . .	13	13
992019770.UG.FTS.B, 29.49%, 3/11/25. . .		367	379	992102225.UG.FTS.B, 29.49%, 3/11/25. . .	87	(4)
992020484.UG.FTS.B, 29.49%, 3/11/25. . .		418	424	992102278.UG.FTS.B, 29.49%, 3/11/25. . .	44	45
992021917.UG.FTS.B, 29.49%, 3/11/25. . .		445	447	992102652.UG.FTS.B, 29.49%, 3/11/25. . .	42	42
992024970.UG.FTS.B, 29.49%, 3/11/25. . .		2,313	2,396	992106840.UG.FTS.B, 29.49%, 3/11/25. . .	25	25
992025121.UG.FTS.B, 29.49%, 3/11/25. . .		174	180	992106984.UG.FTS.B, 29.49%, 3/11/25. . .	213	207
992025369.UG.FTS.B, 29.49%, 3/11/25. . .		93	96	992107551.UG.FTS.B, 29.49%, 3/11/25. . .	547	566
992026503.UG.FTS.B, 29.49%, 3/11/25. . .		122	127	992107714.UG.FTS.B, 29.49%, 3/11/25. . .	44	44
992027348.UG.FTS.B, 29.49%, 3/11/25. . .		102	105	992109311.UG.FTS.B, 29.49%, 3/11/25. . .	320	317
992028689.UG.FTS.B, 29.49%, 3/11/25. . .		127	28	992109997.UG.FTS.B, 29.49%, 3/11/25. . .	1,606	1,609

88	Annual Report	The accompanying notes are an integral part of these financial statements.			franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
	Principal			Principal
Description	Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Upgrade, Inc. - Card (continued)			Upgrade, Inc. - Card (continued)
992111302.UG.FTS.B, 29.49%, 3/11/25 . . .	$64	$65	992007757.UG.FTS.B, Zero Cpn, 3/12/25.. $ 4,938		$347
992112398.UG.FTS.B, 29.49%, 3/11/25. . .	166	171	992013075.UG.FTS.B, Zero Cpn, 3/12/25..	62	4
992118598.UG.FTS.B, 29.49%, 3/11/25. . .	382	379	992036734.UG.FTS.B, Zero Cpn, 3/12/25..	3,283	227
992119715.UG.FTS.B, 29.49%, 3/11/25. . .	21	21	992050136.UG.FTS.B, Zero Cpn, 3/12/25..	130	9
992121347.UG.FTS.B, 29.49%, 3/11/25. . .	67	66	992081055.UG.FTS.B, Zero Cpn, 3/12/25..	103	7
992123707.UG.FTS.B, 29.49%, 3/11/25. . .	1,653	1,696	992083319.UG.FTS.B, Zero Cpn, 3/12/25..	103	7
992124170.UG.FTS.B, 29.49%, 3/11/25. . .	6	6	992122564.UG.FTS.B, Zero Cpn, 3/12/25..	3,613	251
992124757.UG.FTS.B, 29.49%, 3/11/25. . .	25	25	992122747.UG.FTS.B, Zero Cpn, 3/12/25..	93	6
992125347.UG.FTS.B, 29.49%, 3/11/25. . .	99	98	992134827.UG.FTS.B, Zero Cpn, 3/12/25..	169	12
992125765.UG.FTS.B, 29.49%, 3/11/25. . .	96	7	992148604.UG.FTS.B, Zero Cpn, 3/12/25..	39	3
992126616.UG.FTS.B, 29.49%, 3/11/25. . .	108	107	992234352.UG.FTS.B, Zero Cpn, 3/12/25..	88	6
992127691.UG.FTS.B, 29.49%, 3/11/25. . .	783	811	991974684.UG.FTS.B, 19.99%, 3/12/25.. .	146	151
992131355.UG.FTS.B, 29.49%, 3/11/25. . .	278	66	991979255.UG.FTS.B, 19.99%, 3/12/25.. .	6	6
992134379.UG.FTS.B, 29.49%, 3/11/25. . .	1,135	1,172	991980205.UG.FTS.B, 19.99%, 3/12/25.. .	7	7
992151561.UG.FTS.B, 29.49%, 3/11/25. . .	65	66	991986121.UG.FTS.B, 19.99%, 3/12/25.. .	1,703	1,765
992151581.UG.FTS.B, 29.49%, 3/11/25. . .	72	74	991987773.UG.FTS.B, 19.99%, 3/12/25.. .	4,066	4,213
992158017.UG.FTS.B, 29.49%, 3/11/25. . .	–	–	991990312.UG.FTS.B, 19.99%, 3/12/25.. .	1,537	1,593
992158535.UG.FTS.B, 29.49%, 3/11/25. . .	67	68	991990562.UG.FTS.B, 19.99%, 3/12/25.. .	242	251
992165364.UG.FTS.B, 29.49%, 3/11/25. . .	26	26	991991077.UG.FTS.B, 19.99%, 3/12/25.. .	138	(1)
992170616.UG.FTS.B, 29.49%, 3/11/25. . .	268	274	991991922.UG.FTS.B, 19.99%, 3/12/25.. .	7	7
992172061.UG.FTS.B, 29.49%, 3/11/25. . .	174	39	991992249.UG.FTS.B, 19.99%, 3/12/25.. .	3,406	3,530
992175864.UG.FTS.B, 29.49%, 3/11/25. . .	38	38	991993356.UG.FTS.B, 19.99%, 3/12/25.. .	653	648
992176883.UG.FTS.B, 29.49%, 3/11/25. . .	47	47	991993747.UG.FTS.B, 19.99%, 3/12/25.. .	186	191
992179156.UG.FTS.B, 29.49%, 3/11/25. . .	57	58	991996094.UG.FTS.B, 19.99%, 3/12/25.. .	293	298
992179823.UG.FTS.B, 29.49%, 3/11/25. . .	39	38	991998238.UG.FTS.B, 19.99%, 3/12/25.. .	4,636	4,664
992188521.UG.FTS.B, 29.49%, 3/11/25. . .	321	328	991999661.UG.FTS.B, 19.99%, 3/12/25.. .	517	533
992192182.UG.FTS.B, 29.49%, 3/11/25. . .	37	37	992005775.UG.FTS.B, 19.99%, 3/12/25.. .	16	16
992195040.UG.FTS.B, 29.49%, 3/11/25. . .	128	130	992005951.UG.FTS.B, 19.99%, 3/12/25.. .	851	837
992196015.UG.FTS.B, 29.49%, 3/11/25. . .	2,915	2,943	992017079.UG.FTS.B, 19.99%, 3/12/25.. .	127	132
992202400.UG.FTS.B, 29.49%, 3/11/25. . .	152	149	992023200.UG.FTS.B, 19.99%, 3/12/25.. .	486	504
992203606.UG.FTS.B, 29.49%, 3/11/25. . .	181	41	992027504.UG.FTS.B, 19.99%, 3/12/25.. .	44	44
992208434.UG.FTS.B, 29.49%, 3/11/25. . .	77	73	992052864.UG.FTS.B, 19.99%, 3/12/25.. .	273	271
992210757.UG.FTS.B, 29.49%, 3/11/25. . .	837	(128)	992053591.UG.FTS.B, 19.99%, 3/12/25.. .	81	83
992217583.UG.FTS.B, 29.49%, 3/11/25. . .	42	(2)	992059475.UG.FTS.B, 19.99%, 3/12/25.. .	348	361
992217835.UG.FTS.B, 29.49%, 3/11/25. . .	247	252	992074963.UG.FTS.B, 19.99%, 3/12/25.. .	114	118
992217989.UG.FTS.B, 29.49%, 3/11/25. . .	2,301	2,345	992090984.UG.FTS.B, 19.99%, 3/12/25.. .	807	836
992225353.UG.FTS.B, 29.49%, 3/11/25. . .	817	833	992101937.UG.FTS.B, 19.99%, 3/12/25.. .	64	65
992228990.UG.FTS.B, 29.49%, 3/11/25. . .	289	36	992113420.UG.FTS.B, 19.99%, 3/12/25. . .	213	148
992235769.UG.FTS.B, 29.49%, 3/11/25. . .	130	132	992117451.UG.FTS.B, 19.99%, 3/12/25. . .	109	113
992237775.UG.FTS.B, 29.49%, 3/11/25. . .	695	689	992117671.UG.FTS.B, 19.99%, 3/12/25. . .	559	570
992238243.UG.FTS.B, 29.49%, 3/11/25. . .	1,129	1,142	992138207.UG.FTS.B, 19.99%, 3/12/25.. .	46	47
992242925.UG.FTS.B, 29.49%, 3/11/25. . .	111	24	992145911.UG.FTS.B, 19.99%, 3/12/25. . .	55	56
992246111.UG.FTS.B, 29.49%, 3/11/25 . . .	7	7	992177562.UG.FTS.B, 19.99%, 3/12/25.. .	1,847	1,914
992247944.UG.FTS.B, 29.49%, 3/11/25. . .	180	39	992185573.UG.FTS.B, 19.99%, 3/12/25.. .	482	499
992248004.UG.FTS.B, 29.49%, 3/11/25. . .	1,230	1,254	992189890.UG.FTS.B, 19.99%, 3/12/25.. .	160	164
991979164.UG.FTS.B, Zero Cpn, 3/12/25..	807	56	992196780.UG.FTS.B, 19.99%, 3/12/25.. .	262	268
991983377.UG.FTS.B, Zero Cpn, 3/12/25..	789	54	992213000.UG.FTS.B, 19.99%, 3/12/25.. .	84	83
991984521.UG.FTS.B, Zero Cpn, 3/12/25..	790	56	992238254.UG.FTS.B, 19.99%, 3/12/25.. .	520	531
991985846.UG.FTS.B, Zero Cpn, 3/12/25..	144	10	992250535.UG.FTS.B, 19.99%, 3/12/25.. .	90	92
991990611.UG.FTS.B, Zero Cpn, 3/12/25..	1,554	108	991984392.UG.FTS.B, 25.94%, 3/12/25.. .	3,630	262
991991965.UG.FTS.B, Zero Cpn, 3/12/25..	367	25	991990658.UG.FTS.B, 25.95%, 3/12/25.. .	1,515	1,507
991993130.UG.FTS.B, Zero Cpn, 3/12/25..	2,252	155	991994071.UG.FTS.B, 25.95%, 3/12/25.. .	2,388	2,401
991994814.UG.FTS.B, Zero Cpn, 3/12/25..	5,779	400	991995347.UG.FTS.B, 25.95%, 3/12/25.. .	1,242	1,251
991995235.UG.FTS.B, Zero Cpn, 3/12/25..	7	–	991993934.UG.FTS.B, 26.94%, 3/12/25.. .	1,663	1,675
991998105.UG.FTS.B, Zero Cpn, 3/12/25..	290	20	991995259.UG.FTS.B, 26.94%, 3/12/25.. .	2,404	298
992002877.UG.FTS.B, Zero Cpn, 3/12/25..	144	10	991995361.UG.FTS.B, 26.94%, 3/12/25.. .	2,067	2,082
992003071.UG.FTS.B, Zero Cpn, 3/12/25..	112	8	991995390.UG.FTS.B, 26.94%, 3/12/25.. .	1,248	1,257
992004995.UG.FTS.B, Zero Cpn, 3/12/25..	116	8	991995550.UG.FTS.B, 26.94%, 3/12/25.. .	1,663	1,675

franklintempleton.com	The accompanying notes are an integral part of these financial statements.			Annual Report	89

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
		Principal		Principal
Description		Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Upgrade, Inc. - Card (continued)				Upgrade, Inc. - Card (continued)
992031773.UG.FTS.B, 26.94%, 3/12/25.. . $		347	$343	991994702.UG.FTS.B, 28.98%, 3/12/25.. . $	837	$868
992069949.UG.FTS.B, 26.94%, 3/12/25.. .		119	115	991994726.UG.FTS.B, 28.98%, 3/12/25.. .	918	952
992162223.UG.FTS.B, 26.94%, 3/12/25.. .		406	409	991994833.UG.FTS.B, 28.98%, 3/12/25.. .	4,402	549
992166194.UG.FTS.B, 26.94%, 3/12/25.. .		40	40	991994997.UG.FTS.B, 28.98%, 3/12/25.. .	1,802	1,868
992203375.UG.FTS.B, 26.94%, 3/12/25.. .		15	14	991995089.UG.FTS.B, 28.98%, 3/12/25.. .	1,778	416
991990538.UG.FTS.B, 27.95%, 3/12/25.. .		65	64	991996150.UG.FTS.B, 28.98%, 3/12/25.. .	731	758
992216086.UG.FTS.B, 27.95%, 3/12/25.. .		115	14	991996974.UG.FTS.B, 28.98%, 3/12/25.. .	249	(4)
991993911.UG.FTS.B, 27.99%, 3/12/25. . .		38	6	991997092.UG.FTS.B, 28.98%, 3/12/25.. .	1,215	1,239
991976862.UG.FTS.B, 28.98%, 3/12/25.. .		7	7	991997877.UG.FTS.B, 28.98%, 3/12/25.. .	12	12
991977655.UG.FTS.B, 28.98%, 3/12/25.. .		93	64	991998887.UG.FTS.B, 28.98%, 3/12/25.. .	605	608
991977693.UG.FTS.B, 28.98%, 3/12/25.. .		889	921	991999636.UG.FTS.B, 28.98%, 3/12/25.. .	63	64
991977711.UG.FTS.B, 28.98%, 3/12/25. . .		778	803	991999929.UG.FTS.B, 28.98%, 3/12/25.. .	365	377
991978065.UG.FTS.B, 28.98%, 3/12/25.. .		102	67	992002963.UG.FTS.B, 28.98%, 3/12/25.. .	1,255	1,301
991978352.UG.FTS.B, 28.98%, 3/12/25.. .		15	15	992002976.UG.FTS.B, 28.98%, 3/12/25.. .	430	95
991978502.UG.FTS.B, 28.98%, 3/12/25.. .		282	287	992004292.UG.FTS.B, 28.98%, 3/12/25.. .	5,021	5,205
991978896.UG.FTS.B, 28.98%, 3/12/25.. .		871	890	992007915.UG.FTS.B, 28.98%, 3/12/25.. .	134	139
991979961.UG.FTS.B, 28.98%, 3/12/25.. .		138	142	992009447.UG.FTS.B, 28.98%, 3/12/25.. .	240	246
991980708.UG.FTS.B, 28.98%, 3/12/25.. .		664	668	992009962.UG.FTS.B, 28.98%, 3/12/25.. .	466	31
991981222.UG.FTS.B, 28.98%, 3/12/25.. .		980	991	992010449.UG.FTS.B, 28.98%, 3/12/25.. .	293	303
991982221.UG.FTS.B, 28.98%, 3/12/25.. .		521	540	992010868.UG.FTS.B, 28.98%, 3/12/25.. .	106	110
991982496.UG.FTS.B, 28.98%, 3/12/25.. .		214	220	992010964.UG.FTS.B, 28.98%, 3/12/25.. .	435	441
991984189.UG.FTS.B, 28.98%, 3/12/25.. .		280	62	992011988.UG.FTS.B, 28.98%, 3/12/25. . .	53	54
991985750.UG.FTS.B, 28.98%, 3/12/25.. .		1,245	1,290	992012310.UG.FTS.B, 28.98%, 3/12/25.. .	311	311
991986090.UG.FTS.B, 28.98%, 3/12/25.. .		1,085	1,125	992014247.UG.FTS.B, 28.98%, 3/12/25.. .	105	107
991986986.UG.FTS.B, 28.98%, 3/12/25.. .		112	21	992014653.UG.FTS.B, 28.98%, 3/12/25.. .	217	224
991987046.UG.FTS.B, 28.98%, 3/12/25.. .		201	206	992015058.UG.FTS.B, 28.98%, 3/12/25.. .	329	337
991987070.UG.FTS.B, 28.98%, 3/12/25.. .		840	815	992015249.UG.FTS.B, 28.98%, 3/12/25.. .	37	38
991987508.UG.FTS.B, 28.98%, 3/12/25.. .		126	127	992016117.UG.FTS.B, 28.98%, 3/12/25. . .	287	298
991987883.UG.FTS.B, 28.98%, 3/12/25.. .		324	332	992021489.UG.FTS.B, 28.98%, 3/12/25.. .	172	178
991987890.UG.FTS.B, 28.98%, 3/12/25.. .		229	238	992021973.UG.FTS.B, 28.98%, 3/12/25.. .	3,843	3,920
991988065.UG.FTS.B, 28.98%, 3/12/25.. .		468	485	992024306.UG.FTS.B, 28.98%, 3/12/25.. .	375	388
991988242.UG.FTS.B, 28.98%, 3/12/25.. .		517	504	992024617.UG.FTS.B, 28.98%, 3/12/25.. .	41	41
991988368.UG.FTS.B, 28.98%, 3/12/25.. .		49	49	992030321.UG.FTS.B, 28.98%, 3/12/25.. .	28	29
991988716.UG.FTS.B, 28.98%, 3/12/25.. .		127	129	992030698.UG.FTS.B, 28.98%, 3/12/25.. .	2,648	2,716
991989204.UG.FTS.B, 28.98%, 3/12/25.. .		116	118	992033191.UG.FTS.B, 28.98%, 3/12/25.. .	361	374
991990882.UG.FTS.B, 28.98%, 3/12/25.. .		1,087	740	992034556.UG.FTS.B, 28.98%, 3/12/25.. .	603	624
991990987.UG.FTS.B, 28.98%, 3/12/25.. .		1,016	1,040	992037362.UG.FTS.B, 28.98%, 3/12/25.. .	104	106
991991221.UG.FTS.B, 28.98%, 3/12/25.. .		103	103	992038832.UG.FTS.B, 28.98%, 3/12/25.. .	1,001	1,038
991991251.UG.FTS.B, 28.98%, 3/12/25.. .		–	–	992039233.UG.FTS.B, 28.98%, 3/12/25.. .	343	75
991991626.UG.FTS.B, 28.98%, 3/12/25.. .		1,739	1,792	992039680.UG.FTS.B, 28.98%, 3/12/25.. .	115	119
991991706.UG.FTS.B, 28.98%, 3/12/25.. .		685	710	992041306.UG.FTS.B, 28.98%, 3/12/25.. .	8	8
991991798.UG.FTS.B, 28.98%, 3/12/25.. .		613	635	992044157.UG.FTS.B, 28.98%, 3/12/25.. .	497	495
991992424.UG.FTS.B, 28.98%, 3/12/25.. .		312	304	992044261.UG.FTS.B, 28.98%, 3/12/25.. .	125	14
991992864.UG.FTS.B, 28.98%, 3/12/25.. .		463	469	992044384.UG.FTS.B, 28.98%, 3/12/25.. .	27	1
991992907.UG.FTS.B, 28.98%, 3/12/25.. .		1,409	1,450	992044480.UG.FTS.B, 28.98%, 3/12/25.. .	428	443
991992926.UG.FTS.B, 28.98%, 3/12/25.. .		459	32	992044551.UG.FTS.B, 28.98%, 3/12/25.. .	601	604
991992965.UG.FTS.B, 28.98%, 3/12/25.. .		770	798	992044814.UG.FTS.B, 28.98%, 3/12/25.. .	412	409
991992992.UG.FTS.B, 28.98%, 3/12/25.. .		256	255	992045450.UG.FTS.B, 28.98%, 3/12/25.. .	311	316
991993120.UG.FTS.B, 28.98%, 3/12/25.. .		106	110	992047191.UG.FTS.B, 28.98%, 3/12/25.. .	1,580	1,629
991993141.UG.FTS.B, 28.98%, 3/12/25.. .		960	995	992048204.UG.FTS.B, 28.98%, 3/12/25.. .	132	134
991993594.UG.FTS.B, 28.98%, 3/12/25.. .		4	4	992051674.UG.FTS.B, 28.98%, 3/12/25.. .	13	12
991993801.UG.FTS.B, 28.98%, 3/12/25.. .		90	91	992051684.UG.FTS.B, 28.98%, 3/12/25.. .	259	266
991993852.UG.FTS.B, 28.98%, 3/12/25.. .		8,360	8,667	992054522.UG.FTS.B, 28.98%, 3/12/25.. .	570	(25)
991993983.UG.FTS.B, 28.98%, 3/12/25.. .		1,843	1,231	992054695.UG.FTS.B, 28.98%, 3/12/25.. .	92	95
991994024.UG.FTS.B, 28.98%, 3/12/25.. .		4,496	4,651	992055181.UG.FTS.B, 28.98%, 3/12/25.. .	145	9
991994272.UG.FTS.B, 28.98%, 3/12/25.. .		1,255	1,301	992055434.UG.FTS.B, 28.98%, 3/12/25.. .	735	761
991994281.UG.FTS.B, 28.98%, 3/12/25.. .		1,970	2,042	992055703.UG.FTS.B, 28.98%, 3/12/25.. .	138	141
991994329.UG.FTS.B, 28.98%, 3/12/25.. .		1,219	1,242	992056835.UG.FTS.B, 28.98%, 3/12/25.. .	416	431

90	Annual Report	The accompanying notes are an integral part of these financial statements.			franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
	Principal			Principal
Description	Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Upgrade, Inc. - Card (continued)			Upgrade, Inc. - Card (continued)
992060145.UG.FTS.B, 28.98%, 3/12/25.. .	$ 147	$150	992191070.UG.FTS.B, 28.98%, 3/12/25.. . $ 107		$110
992061641.UG.FTS.B, 28.98%, 3/12/25.. .	117	122	992196736.UG.FTS.B, 28.98%, 3/12/25.. .	36	37
992064058.UG.FTS.B, 28.98%, 3/12/25.. .	87	90	992197128.UG.FTS.B, 28.98%, 3/12/25.. .	504	513
992065606.UG.FTS.B, 28.98%, 3/12/25.. .	44	3	992199250.UG.FTS.B, 28.98%, 3/12/25.. .	85	6
992066909.UG.FTS.B, 28.98%, 3/12/25.. .	394	49	992202812.UG.FTS.B, 28.98%, 3/12/25.. .	73	74
992069346.UG.FTS.B, 28.98%, 3/12/25.. .	122	126	992204705.UG.FTS.B, 28.98%, 3/12/25.. .	279	283
992071635.UG.FTS.B, 28.98%, 3/12/25.. .	191	191	992217988.UG.FTS.B, 28.98%, 3/12/25.. .	821	839
992071679.UG.FTS.B, 28.98%, 3/12/25.. .	338	351	992225514.UG.FTS.B, 28.98%, 3/12/25.. .	13	12
992072262.UG.FTS.B, 28.98%, 3/12/25.. .	1,005	998	992228774.UG.FTS.B, 28.98%, 3/12/25.. .	129	130
992072402.UG.FTS.B, 28.98%, 3/12/25.. .	31	28	992229520.UG.FTS.B, 28.98%, 3/12/25.. .	698	712
992072527.UG.FTS.B, 28.98%, 3/12/25.. .	95	98	992238828.UG.FTS.B, 28.98%, 3/12/25.. .	76	19
992072825.UG.FTS.B, 28.98%, 3/12/25.. .	112	116	992241229.UG.FTS.B, 28.98%, 3/12/25.. .	305	313
992073366.UG.FTS.B, 28.98%, 3/12/25.. .	163	168	992241645.UG.FTS.B, 28.98%, 3/12/25.. .	6	6
992082052.UG.FTS.B, 28.98%, 3/12/25.. .	33	33	992247166.UG.FTS.B, 28.98%, 3/12/25.. .	164	167
992083442.UG.FTS.B, 28.98%, 3/12/25.. .	93	12	992247241.UG.FTS.B, 28.98%, 3/12/25.. .	266	271
992087850.UG.FTS.B, 28.98%, 3/12/25.. .	218	226	992255823.UG.FTS.B, 28.98%, 3/12/25.. .	2	2
992087976.UG.FTS.B, 28.98%, 3/12/25.. .	67	68	992257331.UG.FTS.B, 28.98%, 3/12/25.. .	218	219
992089048.UG.FTS.B, 28.98%, 3/12/25.. .	195	202	992257542.UG.FTS.B, 28.98%, 3/12/25.. .	74	75
992090336.UG.FTS.B, 28.98%, 3/12/25.. .	332	340	991989548.UG.FTS.B, 29.45%, 3/12/25.. .	765	792
992090588.UG.FTS.B, 28.98%, 3/12/25.. .	828	858	991990731.UG.FTS.B, 29.45%, 3/12/25.. .	3,769	3,862
992091160.UG.FTS.B, 28.98%, 3/12/25. . .	349	24	991991384.UG.FTS.B, 29.45%, 3/12/25.. .	1,346	1,393
992094412.UG.FTS.B, 28.98%, 3/12/25.. .	74	76	991993171.UG.FTS.B, 29.45%, 3/12/25.. .	37	37
992094662.UG.FTS.B, 28.98%, 3/12/25.. .	79	81	991993551.UG.FTS.B, 29.45%, 3/12/25.. .	1,387	1,438
992097817.UG.FTS.B, 28.98%, 3/12/25.. .	186	193	991995594.UG.FTS.B, 29.45%, 3/12/25.. .	2,650	587
992099219.UG.FTS.B, 28.98%, 3/12/25.. .	127	86	992019426.UG.FTS.B, 29.45%, 3/12/25.. .	195	202
992100185.UG.FTS.B, 28.98%, 3/12/25.. .	2,127	2,177	992030038.UG.FTS.B, 29.45%, 3/12/25.. .	182	186
992100442.UG.FTS.B, 28.98%, 3/12/25.. .	147	152	992242239.UG.FTS.B, 29.45%, 3/12/25.. .	34	13
992107445.UG.FTS.B, 28.98%, 3/12/25.. .	2	2	992257231.UG.FTS.B, 29.45%, 3/12/25.. .	738	753
992110250.UG.FTS.B, 28.98%, 3/12/25. . .	249	258	991983091.UG.FTS.B, 29.46%, 3/12/25.. .	26	26
992110407.UG.FTS.B, 28.98%, 3/12/25. . .	797	(35)	991986129.UG.FTS.B, 29.46%, 3/12/25.. .	629	652
992112480.UG.FTS.B, 28.98%, 3/12/25. . .	495	513	991987939.UG.FTS.B, 29.46%, 3/12/25.. .	176	175
992112886.UG.FTS.B, 28.98%, 3/12/25. . .	214	221	991988804.UG.FTS.B, 29.46%, 3/12/25.. .	684	469
992113271.UG.FTS.B, 28.98%, 3/12/25. . .	622	644	991988951.UG.FTS.B, 29.46%, 3/12/25.. .	1,044	1,083
992117475.UG.FTS.B, 28.98%, 3/12/25. . .	49	50	991989181.UG.FTS.B, 29.46%, 3/12/25.. .	72	73
992119489.UG.FTS.B, 28.98%, 3/12/25. . .	450	285	991989663.UG.FTS.B, 29.46%, 3/12/25.. .	641	665
992120153.UG.FTS.B, 28.98%, 3/12/25.. .	1,272	1,298	991991741.UG.FTS.B, 29.46%, 3/12/25.. .	1,439	184
992122661.UG.FTS.B, 28.98%, 3/12/25.. .	828	858	991992690.UG.FTS.B, 29.46%, 3/12/25.. .	226	225
992125121.UG.FTS.B, 28.98%, 3/12/25.. .	13	13	991994335.UG.FTS.B, 29.46%, 3/12/25.. .	359	54
992127800.UG.FTS.B, 28.98%, 3/12/25.. .	174	179	991994387.UG.FTS.B, 29.46%, 3/12/25.. .	2,097	2,176
992128185.UG.FTS.B, 28.98%, 3/12/25.. .	686	706	991994629.UG.FTS.B, 29.46%, 3/12/25.. .	2,086	2,163
992133542.UG.FTS.B, 28.98%, 3/12/25.. .	17	17	991995113.UG.FTS.B, 29.46%, 3/12/25. . .	1,805	118
992134637.UG.FTS.B, 28.98%, 3/12/25.. .	105	109	991995313.UG.FTS.B, 29.46%, 3/12/25.. .	644	641
992135526.UG.FTS.B, 28.98%, 3/12/25.. .	1,511	1,488	991995497.UG.FTS.B, 29.46%, 3/12/25.. .	1,069	1,087
992140611.UG.FTS.B, 28.98%, 3/12/25. . .	105	109	992006408.UG.FTS.B, 29.46%, 3/12/25.. .	385	384
992140679.UG.FTS.B, 28.98%, 3/12/25.. .	501	519	992007099.UG.FTS.B, 29.46%, 3/12/25.. .	473	486
992140683.UG.FTS.B, 28.98%, 3/12/25.. .	1,039	1,056	992020783.UG.FTS.B, 29.46%, 3/12/25.. .	8	8
992151456.UG.FTS.B, 28.98%, 3/12/25.. .	86	89	992036017.UG.FTS.B, 29.46%, 3/12/25.. .	4,060	520
992151766.UG.FTS.B, 28.98%, 3/12/25.. .	41	41	992089198.UG.FTS.B, 29.46%, 3/12/25.. .	108	111
992155285.UG.FTS.B, 28.98%, 3/12/25.. .	1,239	1,283	992089233.UG.FTS.B, 29.46%, 3/12/25.. .	366	363
992166477.UG.FTS.B, 28.98%, 3/12/25.. .	495	512	992143389.UG.FTS.B, 29.46%, 3/12/25.. .	304	296
992166770.UG.FTS.B, 28.98%, 3/12/25.. .	397	410	992227472.UG.FTS.B, 29.46%, 3/12/25.. .	21	21
992169826.UG.FTS.B, 28.98%, 3/12/25.. .	112	14	991986763.UG.FTS.B, 29.47%, 3/12/25.. .	17	16
992172027.UG.FTS.B, 28.98%, 3/12/25.. .	187	121	991987051.UG.FTS.B, 29.47%, 3/12/25.. .	240	244
992172337.UG.FTS.B, 28.98%, 3/12/25.. .	–	–	991987054.UG.FTS.B, 29.47%, 3/12/25.. .	268	267
992172709.UG.FTS.B, 28.98%, 3/12/25.. .	118	122	991989007.UG.FTS.B, 29.47%, 3/12/25.. .	929	931
992177356.UG.FTS.B, 28.98%, 3/12/25.. .	1,423	303	991991654.UG.FTS.B, 29.47%, 3/12/25.. .	2,854	2,954
992178183.UG.FTS.B, 28.98%, 3/12/25.. .	54	54	991994040.UG.FTS.B, 29.47%, 3/12/25.. .	514	528
992189172.UG.FTS.B, 28.98%, 3/12/25.. .	1,624	1,647	991994628.UG.FTS.B, 29.47%, 3/12/25.. .	4,112	4,260

franklintempleton.com	The accompanying notes are an integral part of these financial statements.			Annual Report	91

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
		Principal		Principal
Description		Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Upgrade, Inc. - Card (continued)				Upgrade, Inc. - Card (continued)
991995419.UG.FTS.B, 29.47%, 3/12/25.. . $		153	$158	991991523.UG.FTS.B, 29.49%, 3/12/25.. . $	1,201	$1,207
992025113.UG.FTS.B, 29.47%, 3/12/25. . .		202	203	991991622.UG.FTS.B, 29.49%, 3/12/25.. .	128	131
992042287.UG.FTS.B, 29.47%, 3/12/25.. .		96	95	991991629.UG.FTS.B, 29.49%, 3/12/25.. .	847	867
992055586.UG.FTS.B, 29.47%, 3/12/25.. .		63	65	991991745.UG.FTS.B, 29.49%, 3/12/25.. .	3,171	3,296
992066355.UG.FTS.B, 29.47%, 3/12/25.. .		214	219	991991963.UG.FTS.B, 29.49%, 3/12/25.. .	868	859
992072863.UG.FTS.B, 29.47%, 3/12/25.. .		50	4	991992023.UG.FTS.B, 29.49%, 3/12/25.. .	157	155
992147259.UG.FTS.B, 29.47%, 3/12/25.. .		22	22	991992118.UG.FTS.B, 29.49%, 3/12/25. . .	359	372
992197782.UG.FTS.B, 29.47%, 3/12/25.. .		16	16	991993288.UG.FTS.B, 29.49%, 3/12/25.. .	4,091	535
991987387.UG.FTS.B, 29.48%, 3/12/25.. .		1,629	1,682	991993361.UG.FTS.B, 29.49%, 3/12/25.. .	3,146	3,271
991987928.UG.FTS.B, 29.48%, 3/12/25.. .		2,238	2,324	991993951.UG.FTS.B, 29.49%, 3/12/25.. .	296	19
991990060.UG.FTS.B, 29.48%, 3/12/25.. .		1,040	1,066	991994026.UG.FTS.B, 29.49%, 3/12/25.. .	2,528	2,609
991991882.UG.FTS.B, 29.48%, 3/12/25.. .		1,633	1,685	991994236.UG.FTS.B, 29.49%, 3/12/25.. .	1,258	1,308
991993286.UG.FTS.B, 29.48%, 3/12/25.. .		40	40	991994319.UG.FTS.B, 29.49%, 3/12/25.. .	1,481	1,540
991993705.UG.FTS.B, 29.48%, 3/12/25.. .		44	38	991994330.UG.FTS.B, 29.49%, 3/12/25.. .	1,207	1,254
991994203.UG.FTS.B, 29.48%, 3/12/25.. .		2,737	329	991994648.UG.FTS.B, 29.49%, 3/12/25.. .	277	281
991994796.UG.FTS.B, 29.48%, 3/12/25.. .		375	356	991994935.UG.FTS.B, 29.49%, 3/12/25.. .	561	513
991994940.UG.FTS.B, 29.48%, 3/12/25.. .		825	825	991995051.UG.FTS.B, 29.49%, 3/12/25.. .	1,369	1,384
991994980.UG.FTS.B, 29.48%, 3/12/25.. .		2,675	604	991995510.UG.FTS.B, 29.49%, 3/12/25.. .	1,622	1,680
991995247.UG.FTS.B, 29.48%, 3/12/25.. .		1,679	1,732	991995665.UG.FTS.B, 29.49%, 3/12/25.. .	354	365
992060916.UG.FTS.B, 29.48%, 3/12/25.. .		40	40	991996679.UG.FTS.B, 29.49%, 3/12/25.. .	136	17
992100757.UG.FTS.B, 29.48%, 3/12/25.. .		324	336	991996746.UG.FTS.B, 29.49%, 3/12/25.. .	333	7
992133983.UG.FTS.B, 29.48%, 3/12/25.. .		323	332	991997278.UG.FTS.B, 29.49%, 3/12/25.. .	219	227
991976662.UG.FTS.B, 29.49%, 3/12/25.. .		33	33	991997790.UG.FTS.B, 29.49%, 3/12/25.. .	414	417
991977203.UG.FTS.B, 29.49%, 3/12/25.. .		389	400	991998113.UG.FTS.B, 29.49%, 3/12/25. . .	361	80
991977207.UG.FTS.B, 29.49%, 3/12/25.. .		59	59	991999938.UG.FTS.B, 29.49%, 3/12/25.. .	21	1
991977320.UG.FTS.B, 29.49%, 3/12/25.. .		459	103	992000377.UG.FTS.B, 29.49%, 3/12/25.. .	465	477
991977569.UG.FTS.B, 29.49%, 3/12/25.. .		143	97	992000397.UG.FTS.B, 29.49%, 3/12/25.. .	173	179
991977874.UG.FTS.B, 29.49%, 3/12/25.. .		47	48	992000795.UG.FTS.B, 29.49%, 3/12/25.. .	2,109	2,039
991978077.UG.FTS.B, 29.49%, 3/12/25.. .		277	288	992001811.UG.FTS.B, 29.49%, 3/12/25. . .	155	(9)
991978162.UG.FTS.B, 29.49%, 3/12/25.. .		7	7	992002282.UG.FTS.B, 29.49%, 3/12/25.. .	60	61
991978930.UG.FTS.B, 29.49%, 3/12/25.. .		133	137	992004355.UG.FTS.B, 29.49%, 3/12/25.. .	1,257	1,307
991979769.UG.FTS.B, 29.49%, 3/12/25.. .		87	6	992005877.UG.FTS.B, 29.49%, 3/12/25.. .	–	–
991979850.UG.FTS.B, 29.49%, 3/12/25.. .		26	26	992007425.UG.FTS.B, 29.49%, 3/12/25.. .	297	288
991980369.UG.FTS.B, 29.49%, 3/12/25.. .		332	97	992007935.UG.FTS.B, 29.49%, 3/12/25.. .	170	117
991980382.UG.FTS.B, 29.49%, 3/12/25.. .		79	81	992008357.UG.FTS.B, 29.49%, 3/12/25.. .	18	18
991980527.UG.FTS.B, 29.49%, 3/12/25.. .		1,772	1,789	992008926.UG.FTS.B, 29.49%, 3/12/25.. .	679	703
991980595.UG.FTS.B, 29.49%, 3/12/25.. .		30	30	992009637.UG.FTS.B, 29.49%, 3/12/25.. .	132	137
991981036.UG.FTS.B, 29.49%, 3/12/25.. .		180	187	992009950.UG.FTS.B, 29.49%, 3/12/25.. .	–	–
991981213.UG.FTS.B, 29.49%, 3/12/25.. .		58	57	992010263.UG.FTS.B, 29.49%, 3/12/25.. .	335	331
991981751.UG.FTS.B, 29.49%, 3/12/25.. .		85	87	992010439.UG.FTS.B, 29.49%, 3/12/25.. .	247	251
991982540.UG.FTS.B, 29.49%, 3/12/25.. .		9	9	992010952.UG.FTS.B, 29.49%, 3/12/25.. .	90	93
991983424.UG.FTS.B, 29.49%, 3/12/25.. .		96	99	992011206.UG.FTS.B, 29.49%, 3/12/25. . .	256	255
991983427.UG.FTS.B, 29.49%, 3/12/25.. .		77	77	992011292.UG.FTS.B, 29.49%, 3/12/25. . .	12	12
991983750.UG.FTS.B, 29.49%, 3/12/25.. .		486	504	992011579.UG.FTS.B, 29.49%, 3/12/25. . .	666	677
991984461.UG.FTS.B, 29.49%, 3/12/25.. .		336	348	992013223.UG.FTS.B, 29.49%, 3/12/25.. .	792	749
991984558.UG.FTS.B, 29.49%, 3/12/25.. .		291	302	992013349.UG.FTS.B, 29.49%, 3/12/25.. .	40	41
991984892.UG.FTS.B, 29.49%, 3/12/25.. .		277	(13)	992013801.UG.FTS.B, 29.49%, 3/12/25.. .	354	364
991986150.UG.FTS.B, 29.49%, 3/12/25.. .		706	158	992015548.UG.FTS.B, 29.49%, 3/12/25.. .	15	15
991986491.UG.FTS.B, 29.49%, 3/12/25.. .		5	5	992018172.UG.FTS.B, 29.49%, 3/12/25.. .	942	962
991987141.UG.FTS.B, 29.49%, 3/12/25.. .		2,751	2,860	992018253.UG.FTS.B, 29.49%, 3/12/25.. .	1,369	1,419
991987725.UG.FTS.B, 29.49%, 3/12/25.. .		1,330	(59)	992019142.UG.FTS.B, 29.49%, 3/12/25.. .	56	57
991988086.UG.FTS.B, 29.49%, 3/12/25.. .		1,660	1,719	992019716.UG.FTS.B, 29.49%, 3/12/25.. .	99	103
991988097.UG.FTS.B, 29.49%, 3/12/25.. .		10	10	992021257.UG.FTS.B, 29.49%, 3/12/25.. .	696	717
991988171.UG.FTS.B, 29.49%, 3/12/25.. .		979	1,002	992022552.UG.FTS.B, 29.49%, 3/12/25.. .	136	141
991989453.UG.FTS.B, 29.49%, 3/12/25.. .		641	637	992024088.UG.FTS.B, 29.49%, 3/12/25.. .	393	397
991990855.UG.FTS.B, 29.49%, 3/12/25.. .		1,149	1,191	992024253.UG.FTS.B, 29.49%, 3/12/25.. .	505	(19)
991990923.UG.FTS.B, 29.49%, 3/12/25.. .		847	56	992025016.UG.FTS.B, 29.49%, 3/12/25.. .	510	511
991990989.UG.FTS.B, 29.49%, 3/12/25.. .		2,218	2,304	992025053.UG.FTS.B, 29.49%, 3/12/25.. .	111	115

92	Annual Report	The accompanying notes are an integral part of these financial statements.			franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
	Principal			Principal
Description	Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Upgrade, Inc. - Card (continued)			Upgrade, Inc. - Card (continued)
992025078.UG.FTS.B, 29.49%, 3/12/25.. .	$36	$6	992098219.UG.FTS.B, 29.49%, 3/12/25.. . $ 812		$844
992025755.UG.FTS.B, 29.49%, 3/12/25.. .	–	–	992098441.UG.FTS.B, 29.49%, 3/12/25.. .	1,248	1,272
992025987.UG.FTS.B, 29.49%, 3/12/25.. .	159	165	992099500.UG.FTS.B, 29.49%, 3/12/25.. .	576	444
992028970.UG.FTS.B, 29.49%, 3/12/25.. .	227	230	992100478.UG.FTS.B, 29.49%, 3/12/25.. .	295	217
992029034.UG.FTS.B, 29.49%, 3/12/25.. .	75	19	992100561.UG.FTS.B, 29.49%, 3/12/25.. .	200	201
992031894.UG.FTS.B, 29.49%, 3/12/25.. .	709	736	992103984.UG.FTS.B, 29.49%, 3/12/25.. .	695	(32)
992032191.UG.FTS.B, 29.49%, 3/12/25.. .	221	229	992105063.UG.FTS.B, 29.49%, 3/12/25.. .	15	14
992032963.UG.FTS.B, 29.49%, 3/12/25.. .	9	9	992107466.UG.FTS.B, 29.49%, 3/12/25.. .	11	11
992033131.UG.FTS.B, 29.49%, 3/12/25.. .	162	168	992108295.UG.FTS.B, 29.49%, 3/12/25.. .	67	68
992033980.UG.FTS.B, 29.49%, 3/12/25.. .	9	9	992109359.UG.FTS.B, 29.49%, 3/12/25.. .	627	651
992034628.UG.FTS.B, 29.49%, 3/12/25.. .	836	867	992110271.UG.FTS.B, 29.49%, 3/12/25. . .	128	129
992035459.UG.FTS.B, 29.49%, 3/12/25.. .	431	428	992110922.UG.FTS.B, 29.49%, 3/12/25. . .	30	30
992035645.UG.FTS.B, 29.49%, 3/12/25.. .	146	152	992111365.UG.FTS.B, 29.49%, 3/12/25. . .	222	230
992035786.UG.FTS.B, 29.49%, 3/12/25.. .	2,507	2,605	992112852.UG.FTS.B, 29.49%, 3/12/25. . .	249	258
992035947.UG.FTS.B, 29.49%, 3/12/25.. .	60	(1)	992114816.UG.FTS.B, 29.49%, 3/12/25. . .	48	49
992036984.UG.FTS.B, 29.49%, 3/12/25.. .	206	148	992117674.UG.FTS.B, 29.49%, 3/12/25. . .	247	253
992038154.UG.FTS.B, 29.49%, 3/12/25.. .	1,246	1,293	992119672.UG.FTS.B, 29.49%, 3/12/25. . .	125	129
992039343.UG.FTS.B, 29.49%, 3/12/25.. .	652	676	992126893.UG.FTS.B, 29.49%, 3/12/25.. .	277	198
992040849.UG.FTS.B, 29.49%, 3/12/25.. .	59	60	992130738.UG.FTS.B, 29.49%, 3/12/25.. .	116	121
992042515.UG.FTS.B, 29.49%, 3/12/25.. .	391	(17)	992132005.UG.FTS.B, 29.49%, 3/12/25.. .	262	33
992042525.UG.FTS.B, 29.49%, 3/12/25.. .	23	23	992132486.UG.FTS.B, 29.49%, 3/12/25.. .	150	145
992045594.UG.FTS.B, 29.49%, 3/12/25.. .	128	133	992132824.UG.FTS.B, 29.49%, 3/12/25.. .	74	76
992045738.UG.FTS.B, 29.49%, 3/12/25.. .	35	36	992133462.UG.FTS.B, 29.49%, 3/12/25.. .	1	–
992046811.UG.FTS.B, 29.49%, 3/12/25. . .	12	12	992133631.UG.FTS.B, 29.49%, 3/12/25.. .	12	11
992051815.UG.FTS.B, 29.49%, 3/12/25.. .	127	(3)	992134255.UG.FTS.B, 29.49%, 3/12/25.. .	54	54
992054429.UG.FTS.B, 29.49%, 3/12/25.. .	456	464	992134472.UG.FTS.B, 29.49%, 3/12/25.. .	36	36
992054780.UG.FTS.B, 29.49%, 3/12/25.. .	228	237	992135434.UG.FTS.B, 29.49%, 3/12/25.. .	84	86
992056202.UG.FTS.B, 29.49%, 3/12/25.. .	13	13	992137600.UG.FTS.B, 29.49%, 3/12/25.. .	860	891
992057759.UG.FTS.B, 29.49%, 3/12/25.. .	238	16	992143879.UG.FTS.B, 29.49%, 3/12/25.. .	190	191
992058250.UG.FTS.B, 29.49%, 3/12/25.. .	873	595	992144369.UG.FTS.B, 29.49%, 3/12/25.. .	804	819
992059724.UG.FTS.B, 29.49%, 3/12/25.. .	92	95	992146627.UG.FTS.B, 29.49%, 3/12/25.. .	556	578
992059917.UG.FTS.B, 29.49%, 3/12/25.. .	1,962	2,013	992147169.UG.FTS.B, 29.49%, 3/12/25.. .	102	103
992062387.UG.FTS.B, 29.49%, 3/12/25.. .	195	193	992147231.UG.FTS.B, 29.49%, 3/12/25.. .	2,459	2,549
992062759.UG.FTS.B, 29.49%, 3/12/25.. .	247	248	992147400.UG.FTS.B, 29.49%, 3/12/25.. .	93	96
992063028.UG.FTS.B, 29.49%, 3/12/25.. .	474	492	992149570.UG.FTS.B, 29.49%, 3/12/25.. .	412	(18)
992063162.UG.FTS.B, 29.49%, 3/12/25.. .	7	7	992150315.UG.FTS.B, 29.49%, 3/12/25.. .	15	15
992063465.UG.FTS.B, 29.49%, 3/12/25.. .	33	34	992151786.UG.FTS.B, 29.49%, 3/12/25.. .	30	31
992064759.UG.FTS.B, 29.49%, 3/12/25.. .	111	115	992154641.UG.FTS.B, 29.49%, 3/12/25.. .	200	46
992066033.UG.FTS.B, 29.49%, 3/12/25.. .	100	103	992154894.UG.FTS.B, 29.49%, 3/12/25.. .	224	28
992067597.UG.FTS.B, 29.49%, 3/12/25.. .	76	78	992156451.UG.FTS.B, 29.49%, 3/12/25.. .	579	601
992070590.UG.FTS.B, 29.49%, 3/12/25.. .	241	183	992156587.UG.FTS.B, 29.49%, 3/12/25.. .	220	46
992072462.UG.FTS.B, 29.49%, 3/12/25.. .	87	65	992156960.UG.FTS.B, 29.49%, 3/12/25.. .	398	397
992073351.UG.FTS.B, 29.49%, 3/12/25.. .	78	80	992157039.UG.FTS.B, 29.49%, 3/12/25.. .	455	469
992073384.UG.FTS.B, 29.49%, 3/12/25.. .	17	17	992157569.UG.FTS.B, 29.49%, 3/12/25.. .	331	343
992077273.UG.FTS.B, 29.49%, 3/12/25.. .	249	259	992157900.UG.FTS.B, 29.49%, 3/12/25.. .	481	500
992077869.UG.FTS.B, 29.49%, 3/12/25.. .	422	402	992158058.UG.FTS.B, 29.49%, 3/12/25.. .	1,034	1,072
992079967.UG.FTS.B, 29.49%, 3/12/25.. .	53	54	992159029.UG.FTS.B, 29.49%, 3/12/25.. .	331	343
992081420.UG.FTS.B, 29.49%, 3/12/25.. .	228	236	992159120.UG.FTS.B, 29.49%, 3/12/25.. .	914	935
992081543.UG.FTS.B, 29.49%, 3/12/25.. .	187	194	992162561.UG.FTS.B, 29.49%, 3/12/25.. .	14	13
992084855.UG.FTS.B, 29.49%, 3/12/25.. .	81	83	992162823.UG.FTS.B, 29.49%, 3/12/25.. .	133	135
992088547.UG.FTS.B, 29.49%, 3/12/25.. .	67	69	992163923.UG.FTS.B, 29.49%, 3/12/25.. .	120	124
992088572.UG.FTS.B, 29.49%, 3/12/25.. .	270	280	992166865.UG.FTS.B, 29.49%, 3/12/25.. .	137	141
992089447.UG.FTS.B, 29.49%, 3/12/25.. .	76	78	992167238.UG.FTS.B, 29.49%, 3/12/25.. .	12	12
992091472.UG.FTS.B, 29.49%, 3/12/25.. .	81	26	992167273.UG.FTS.B, 29.49%, 3/12/25.. .	165	171
992092159.UG.FTS.B, 29.49%, 3/12/25.. .	1,662	1,726	992167277.UG.FTS.B, 29.49%, 3/12/25.. .	1,026	1,058
992093151.UG.FTS.B, 29.49%, 3/12/25.. .	266	258	992167738.UG.FTS.B, 29.49%, 3/12/25.. .	748	772
992094543.UG.FTS.B, 29.49%, 3/12/25.. .	205	14	992167986.UG.FTS.B, 29.49%, 3/12/25.. .	76	78
992095056.UG.FTS.B, 29.49%, 3/12/25.. .	163	118	992170895.UG.FTS.B, 29.49%, 3/12/25.. .	49	50

franklintempleton.com	The accompanying notes are an integral part of these financial statements.			Annual Report	93

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
		Principal		Principal
Description		Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Upgrade, Inc. - Card (continued)				Upgrade, Inc. - Card (continued)
992171416.UG.FTS.B, 29.49%, 3/12/25.. . $		171	$176	992247512.UG.FTS.B, 29.49%, 3/13/25.. . $	131	$134
992172294.UG.FTS.B, 29.49%, 3/12/25.. .		326	338	992248104.UG.FTS.B, 29.49%, 3/13/25.. .	2,464	2,508
992175112.UG.FTS.B, 29.49%, 3/12/25. . .		72	73	992253061.UG.FTS.B, 29.49%, 3/13/25.. .	169	172
992177339.UG.FTS.B, 29.49%, 3/12/25.. .		260	33	992247571.UG.FTS.B, Zero Cpn, 3/14/25..	424	29
992178177.UG.FTS.B, 29.49%, 3/12/25.. .		12	12	992233445.UG.FTS.B, 19.99%, 3/14/25.. .	13	13
992178667.UG.FTS.B, 29.49%, 3/12/25.. .		105	107	992223650.UG.FTS.B, 28.98%, 3/14/25.. .	101	103
992179249.UG.FTS.B, 29.49%, 3/12/25.. .		28	28	992231938.UG.FTS.B, 28.98%, 3/14/25.. .	13	13
992181548.UG.FTS.B, 29.49%, 3/12/25.. .		331	343	992242619.UG.FTS.B, 28.98%, 3/14/25.. .	39	(1)
992186326.UG.FTS.B, 29.49%, 3/12/25.. .		165	171	992243808.UG.FTS.B, 28.98%, 3/14/25.. .	280	286
992187440.UG.FTS.B, 29.49%, 3/12/25.. .		54	55	992246618.UG.FTS.B, 28.98%, 3/14/25.. .	117	120
992189183.UG.FTS.B, 29.49%, 3/12/25.. .		2,591	2,620	992249792.UG.FTS.B, 28.98%, 3/14/25.. .	162	165
992189290.UG.FTS.B, 29.49%, 3/12/25.. .		288	299	992222734.UG.FTS.B, 29.49%, 3/14/25.. .	221	226
992196076.UG.FTS.B, 29.49%, 3/12/25.. .		33	33	992229305.UG.FTS.B, 29.49%, 3/14/25.. .	271	277
992200227.UG.FTS.B, 29.49%, 3/12/25.. .		105	107	992236796.UG.FTS.B, 29.49%, 3/14/25.. .	123	27
992204874.UG.FTS.B, 29.49%, 3/12/25.. .		50	51	992236869.UG.FTS.B, 29.49%, 3/14/25.. .	987	1,007
992204979.UG.FTS.B, 29.49%, 3/12/25.. .		479	484	992240415.UG.FTS.B, 29.49%, 3/14/25.. .	1,382	1,387
992205759.UG.FTS.B, 29.49%, 3/12/25.. .		48	48	992240511.UG.FTS.B, 29.49%, 3/14/25. . .	168	170
992219178.UG.FTS.B, 29.49%, 3/12/25.. .		580	42	992245569.UG.FTS.B, 29.49%, 3/14/25.. .	48	48
992220821.UG.FTS.B, 29.49%, 3/12/25.. .		38	38	992247445.UG.FTS.B, 29.49%, 3/14/25.. .	2,339	298
992224226.UG.FTS.B, 29.49%, 3/12/25.. .		33	5	992249104.UG.FTS.B, 29.49%, 3/14/25.. .	106	24
992228441.UG.FTS.B, 29.49%, 3/12/25.. .		986	1,005	992250031.UG.FTS.B, 29.49%, 3/14/25.. .	32	32
992230372.UG.FTS.B, 29.49%, 3/12/25.. .		346	353	992255191.UG.FTS.B, 29.49%, 3/14/25.. .	254	259
992230666.UG.FTS.B, 29.49%, 3/12/25.. .		29	5	992255301.UG.FTS.B, 29.49%, 3/14/25.. .	189	192
992232596.UG.FTS.B, 29.49%, 3/12/25.. .		101	99	992228621.UG.FTS.B, Zero Cpn, 3/15/25..	461	32
992233672.UG.FTS.B, 29.49%, 3/12/25.. .		50	51	992239425.UG.FTS.B, Zero Cpn, 3/15/25..	660	46
992235558.UG.FTS.B, 29.49%, 3/12/25.. .		651	664	992247914.UG.FTS.B, Zero Cpn, 3/15/25..	1,839	127
992236730.UG.FTS.B, 29.49%, 3/12/25.. .		195	199	992249386.UG.FTS.B, Zero Cpn, 3/15/25..	182	12
992237645.UG.FTS.B, 29.49%, 3/12/25.. .		1,315	1,338	992232955.UG.FTS.B, 15.97%, 3/15/25.. .	6,482	6,512
992240381.UG.FTS.B, 29.49%, 3/12/25.. .		46	47	992225885.UG.FTS.B, 17.99%, 3/15/25.. .	9	9
992244110.UG.FTS.B, 29.49%, 3/12/25. . .		4	4	992220612.UG.FTS.B, 19.21%, 3/15/25.. .	2,001	2,019
992247751.UG.FTS.B, 29.49%, 3/12/25.. .		123	126	992228652.UG.FTS.B, 19.99%, 3/15/25.. .	351	356
992253395.UG.FTS.B, 29.49%, 3/12/25.. .		101	103	992241532.UG.FTS.B, 19.99%, 3/15/25.. .	119	122
992257397.UG.FTS.B, 29.49%, 3/12/25.. .		573	584	992238765.UG.FTS.B, 20.97%, 3/15/25.. .	376	378
992005851.UG.FTS.B, 29.99%, 3/12/25.. .		47	48	992256512.UG.FTS.B, 22.97%, 3/15/25.. .	1,534	1,536
992240691.UG.FTS.B, Zero Cpn, 3/13/25..		133	9	992232913.UG.FTS.B, 23.95%, 3/15/25.. .	202	147
992254001.UG.FTS.B, Zero Cpn, 3/13/25..		181	13	992235062.UG.FTS.B, 27.95%, 3/15/25.. .	277	283
992221575.UG.FTS.B, 28.98%, 3/13/25.. .		307	314	992228342.UG.FTS.B, 28.98%, 3/15/25.. .	3,172	3,233
992223214.UG.FTS.B, 28.98%, 3/13/25.. .		67	69	992235376.UG.FTS.B, 28.98%, 3/15/25.. .	164	168
992228277.UG.FTS.B, 28.98%, 3/13/25.. .		2,875	2,936	992238434.UG.FTS.B, 28.98%, 3/15/25.. .	708	480
992234580.UG.FTS.B, 28.98%, 3/13/25.. .		512	522	992238565.UG.FTS.B, 28.98%, 3/15/25.. .	84	83
992240186.UG.FTS.B, 28.98%, 3/13/25.. .		25	24	992242893.UG.FTS.B, 28.98%, 3/15/25.. .	12	11
992242389.UG.FTS.B, 28.98%, 3/13/25.. .		105	106	992243835.UG.FTS.B, 28.98%, 3/15/25.. .	29	29
992252799.UG.FTS.B, 28.98%, 3/13/25.. .		329	336	992249106.UG.FTS.B, 28.98%, 3/15/25.. .	384	373
992253378.UG.FTS.B, 28.98%, 3/13/25.. .		69	71	992256826.UG.FTS.B, 28.98%, 3/15/25.. .	657	671
992256231.UG.FTS.B, 28.98%, 3/13/25.. .		139	142	992256568.UG.FTS.B, 29.46%, 3/15/25.. .	221	224
992257420.UG.FTS.B, 28.98%, 3/13/25.. .		359	(13)	992227992.UG.FTS.B, 29.47%, 3/15/25.. .	37	37
992257494.UG.FTS.B, 28.98%, 3/13/25.. .		981	1,001	992232683.UG.FTS.B, 29.47%, 3/15/25.. .	31	31
992240086.UG.FTS.B, 29.46%, 3/13/25.. .		548	559	992246432.UG.FTS.B, 29.47%, 3/15/25.. .	159	162
992223485.UG.FTS.B, 29.49%, 3/13/25.. .		120	83	992228150.UG.FTS.B, 29.48%, 3/15/25.. .	164	168
992223722.UG.FTS.B, 29.49%, 3/13/25.. .		–	–	992237499.UG.FTS.B, 29.48%, 3/15/25.. .	1,568	107
992228275.UG.FTS.B, 29.49%, 3/13/25.. .		196	42	992221265.UG.FTS.B, 29.49%, 3/15/25.. .	337	341
992229336.UG.FTS.B, 29.49%, 3/13/25.. .		411	420	992225292.UG.FTS.B, 29.49%, 3/15/25.. .	98	101
992230170.UG.FTS.B, 29.49%, 3/13/25.. .		117	26	992226480.UG.FTS.B, 29.49%, 3/15/25.. .	10	10
992236810.UG.FTS.B, 29.49%, 3/13/25.. .		278	280	992227704.UG.FTS.B, 29.49%, 3/15/25.. .	51	15
992238871.UG.FTS.B, 29.49%, 3/13/25.. .		49	50	992228003.UG.FTS.B, 29.49%, 3/15/25.. .	1,898	1,933
992239376.UG.FTS.B, 29.49%, 3/13/25.. .		253	258	992230655.UG.FTS.B, 29.49%, 3/15/25.. .	843	855
992241503.UG.FTS.B, 29.49%, 3/13/25.. .		49	50	992234833.UG.FTS.B, 29.49%, 3/15/25.. .	496	506
992245089.UG.FTS.B, 29.49%, 3/13/25.. .		48	48	992236749.UG.FTS.B, 29.49%, 3/15/25.. .	67	69

94	Annual Report	The accompanying notes are an integral part of these financial statements.			franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
	Principal		Principal
Description	Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Upgrade, Inc. - Card (continued)			Upgrade, Inc. - Card (continued)
992239305.UG.FTS.B, 29.49%, 3/15/25.. .	$ 154	$20	992110512.UG.FTS.B, 29.46%, 3/21/25. . . $	211	$220
992245098.UG.FTS.B, 29.49%, 3/15/25.. .	130	133	992072936.UG.FTS.B, 29.47%, 3/21/25.. .	176	175
992246476.UG.FTS.B, 29.49%, 3/15/25.. .	827	840	992179315.UG.FTS.B, 29.47%, 3/21/25.. .	51	52
992247585.UG.FTS.B, 29.49%, 3/15/25.. .	346	232	992207607.UG.FTS.B, 29.47%, 3/21/25.. .	1,066	1,086
992257031.UG.FTS.B, 29.49%, 3/15/25.. .	112	115	992323330.UG.FTS.B, 29.47%, 3/21/25.. .	300	307
992257192.UG.FTS.B, 29.49%, 3/15/25.. .	90	63	992325863.UG.FTS.B, 29.47%, 3/21/25.. .	267	270
992257274.UG.FTS.B, 29.49%, 3/15/25.. .	116	27	992081598.UG.FTS.B, 29.48%, 3/21/25.. .	619	626
992061037.UG.FTS.B, 15.97%, 3/17/25.. .	1,033	201	992182855.UG.FTS.B, 29.48%, 3/21/25.. .	392	395
992067092.UG.FTS.B, 15.99%, 3/17/25.. .	2,665	28	992058799.UG.FTS.B, 29.49%, 3/21/25.. .	137	141
992056315.UG.FTS.B, Zero Cpn, 3/18/25..	177	13	992058890.UG.FTS.B, 29.49%, 3/21/25.. .	110	25
992053018.UG.FTS.B, 14.97%, 3/19/25.. .	358	363	992059629.UG.FTS.B, 29.49%, 3/21/25.. .	859	874
992166128.UG.FTS.B, 16.99%, 3/20/25.. .	43	43	992063598.UG.FTS.B, 29.49%, 3/21/25.. .	266	272
992115500.UG.FTS.B, Zero Cpn, 3/21/25..	2,700	185	992064504.UG.FTS.B, 29.49%, 3/21/25.. .	205	27
992295991.UG.FTS.B, Zero Cpn, 3/21/25..	352	24	992064616.UG.FTS.B, 29.49%, 3/21/25.. .	958	994
992059129.UG.FTS.B, 19.99%, 3/21/25.. .	625	648	992065190.UG.FTS.B, 29.49%, 3/21/25.. .	289	301
992061796.UG.FTS.B, 19.99%, 3/21/25.. .	722	738	992065896.UG.FTS.B, 29.49%, 3/21/25.. .	229	239
992062130.UG.FTS.B, 19.99%, 3/21/25.. .	317	(2)	992068103.UG.FTS.B, 29.49%, 3/21/25.. .	1,102	1,115
992064012.UG.FTS.B, 19.99%, 3/21/25.. .	233	241	992068136.UG.FTS.B, 29.49%, 3/21/25.. .	–	–
992070337.UG.FTS.B, 19.99%, 3/21/25.. .	197	197	992069095.UG.FTS.B, 29.49%, 3/21/25.. .	1,440	1,496
992078267.UG.FTS.B, 19.99%, 3/21/25.. .	40	41	992069341.UG.FTS.B, 29.49%, 3/21/25.. .	2,015	2,096
992096625.UG.FTS.B, 19.99%, 3/21/25.. .	256	256	992075404.UG.FTS.B, 29.49%, 3/21/25.. .	145	20
992100473.UG.FTS.B, 19.99%, 3/21/25.. .	108	113	992075660.UG.FTS.B, 29.49%, 3/21/25.. .	16	16
992109544.UG.FTS.B, 19.99%, 3/21/25.. .	212	217	992077359.UG.FTS.B, 29.49%, 3/21/25.. .	182	186
992162015.UG.FTS.B, 19.99%, 3/21/25.. .	240	249	992077562.UG.FTS.B, 29.49%, 3/21/25.. .	122	127
992179076.UG.FTS.B, 19.99%, 3/21/25.. .	184	191	992078194.UG.FTS.B, 29.49%, 3/21/25.. .	213	(8)
992258283.UG.FTS.B, 19.99%, 3/21/25.. .	1,133	86	992078307.UG.FTS.B, 29.49%, 3/21/25.. .	359	362
992337748.UG.FTS.B, 19.99%, 3/21/25.. .	22	22	992079050.UG.FTS.B, 29.49%, 3/21/25.. .	141	146
992073583.UG.FTS.B, 20.46%, 3/21/25.. .	3,905	3,969	992079970.UG.FTS.B, 29.49%, 3/21/25.. .	85	85
992073957.UG.FTS.B, 21.46%, 3/21/25.. .	1,043	1,058	992081940.UG.FTS.B, 29.49%, 3/21/25.. .	155	158
992207343.UG.FTS.B, 27.95%, 3/21/25.. .	75	77	992084472.UG.FTS.B, 29.49%, 3/21/25.. .	529	521
992071680.UG.FTS.B, 27.99%, 3/21/25.. .	394	410	992098239.UG.FTS.B, 29.49%, 3/21/25.. .	120	124
992124709.UG.FTS.B, 27.99%, 3/21/25.. .	21	22	992106941.UG.FTS.B, 29.49%, 3/21/25.. .	124	(3)
992060839.UG.FTS.B, 28.98%, 3/21/25.. .	165	172	992114467.UG.FTS.B, 29.49%, 3/21/25. . .	139	19
992063879.UG.FTS.B, 28.98%, 3/21/25.. .	177	177	992115135.UG.FTS.B, 29.49%, 3/21/25. . .	12	12
992069610.UG.FTS.B, 28.98%, 3/21/25.. .	840	839	992115851.UG.FTS.B, 29.49%, 3/21/25. . .	227	236
992069661.UG.FTS.B, 28.98%, 3/21/25.. .	2,281	2,348	992129802.UG.FTS.B, 29.49%, 3/21/25.. .	1,130	1,152
992069739.UG.FTS.B, 28.98%, 3/21/25.. .	195	195	992146320.UG.FTS.B, 29.49%, 3/21/25.. .	270	279
992070914.UG.FTS.B, 28.98%, 3/21/25.. .	911	948	992149772.UG.FTS.B, 29.49%, 3/21/25.. .	581	605
992071444.UG.FTS.B, 28.98%, 3/21/25.. .	3,212	3,342	992153825.UG.FTS.B, 29.49%, 3/21/25.. .	30	30
992071845.UG.FTS.B, 28.98%, 3/21/25.. .	230	224	992154745.UG.FTS.B, 29.49%, 3/21/25.. .	53	54
992072135.UG.FTS.B, 28.98%, 3/21/25.. .	1,378	1,410	992214766.UG.FTS.B, 29.49%, 3/21/25.. .	17	17
992073866.UG.FTS.B, 28.98%, 3/21/25.. .	276	279	992226859.UG.FTS.B, 29.49%, 3/21/25.. .	169	170
992074408.UG.FTS.B, 28.98%, 3/21/25.. .	141	146	992235469.UG.FTS.B, 29.49%, 3/21/25.. .	911	934
992147792.UG.FTS.B, 28.98%, 3/21/25.. .	228	227	992250199.UG.FTS.B, 29.49%, 3/21/25.. .	15	15
992187611.UG.FTS.B, 28.98%, 3/21/25. . .	227	(10)	992264591.UG.FTS.B, 29.49%, 3/21/25.. .	274	63
992198035.UG.FTS.B, 28.98%, 3/21/25.. .	448	30	992300395.UG.FTS.B, 29.49%, 3/21/25.. .	1,453	1,488
992208341.UG.FTS.B, 28.98%, 3/21/25.. .	215	221	992306353.UG.FTS.B, 29.49%, 3/21/25.. .	126	129
992300469.UG.FTS.B, 28.98%, 3/21/25.. .	64	9	992328703.UG.FTS.B, 29.49%, 3/21/25.. .	25	25
992308790.UG.FTS.B, 28.98%, 3/21/25.. .	170	174	992329433.UG.FTS.B, 29.49%, 3/21/25.. .	166	22
992310768.UG.FTS.B, 28.98%, 3/21/25.. .	45	45	992335983.UG.FTS.B, 29.49%, 3/21/25.. .	314	213
992311154.UG.FTS.B, 28.98%, 3/21/25. . .	1,503	1,540	992076943.UG.FTS.B, Zero Cpn, 3/22/25..	682	47
992059226.UG.FTS.B, 29.45%, 3/21/25.. .	1,191	873	992079798.UG.FTS.B, Zero Cpn, 3/22/25..	55	4
992059747.UG.FTS.B, 29.45%, 3/21/25.. .	2,733	2,652	992162625.UG.FTS.B, 16.99%, 3/22/25.. .	108	110
992300765.UG.FTS.B, 29.45%, 3/21/25.. .	225	230	992073990.UG.FTS.B, 19.99%, 3/22/25.. .	288	287
992057082.UG.FTS.B, 29.46%, 3/21/25.. .	1,483	1,435	992084950.UG.FTS.B, 19.99%, 3/22/25.. .	673	700
992064315.UG.FTS.B, 29.46%, 3/21/25.. .	158	164	992104704.UG.FTS.B, 19.99%, 3/22/25.. .	96	97
992068733.UG.FTS.B, 29.46%, 3/21/25.. .	506	517	992343737.UG.FTS.B, 19.99%, 3/22/25.. .	169	174
992079044.UG.FTS.B, 29.46%, 3/21/25.. .	2,081	2,159	992273958.UG.FTS.B, 27.95%, 3/22/25.. .	75	76

franklintempleton.com	The accompanying notes are an integral part of these financial statements.		Annual Report		95

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
		Principal		Principal
Description		Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Upgrade, Inc. - Card (continued)				Upgrade, Inc. - Card (continued)
992086823.UG.FTS.B, 27.99%, 3/22/25.. . $		97	$96	992089817.UG.FTS.B, Zero Cpn, 3/23/25.. $	2,934	$202
992108469.UG.FTS.B, 27.99%, 3/22/25.. .		324	337	992090010.UG.FTS.B, Zero Cpn, 3/23/25..	87	6
992079984.UG.FTS.B, 28.98%, 3/22/25.. .		2,327	1,532	992096009.UG.FTS.B, Zero Cpn, 3/23/25..	34	3
992084233.UG.FTS.B, 28.98%, 3/22/25.. .		1,290	1,339	992098088.UG.FTS.B, Zero Cpn, 3/23/25..	201	14
992098649.UG.FTS.B, 28.98%, 3/22/25.. .		359	255	992108086.UG.FTS.B, Zero Cpn, 3/23/25..	119	8
992108895.UG.FTS.B, 28.98%, 3/22/25.. .		279	291	992110055.UG.FTS.B, Zero Cpn, 3/23/25..	154	11
992127587.UG.FTS.B, 28.98%, 3/22/25.. .		384	400	992130317.UG.FTS.B, Zero Cpn, 3/23/25..	156	11
992141907.UG.FTS.B, 28.98%, 3/22/25.. .		178	174	992152345.UG.FTS.B, Zero Cpn, 3/23/25..	97	7
992291803.UG.FTS.B, 28.98%, 3/22/25.. .		330	338	992162491.UG.FTS.B, Zero Cpn, 3/23/25..	168	12
992307933.UG.FTS.B, 28.98%, 3/22/25.. .		93	96	992180648.UG.FTS.B, Zero Cpn, 3/23/25..	346	24
992335185.UG.FTS.B, 28.98%, 3/22/25.. .		16	16	992195225.UG.FTS.B, Zero Cpn, 3/23/25..	359	25
992078127.UG.FTS.B, 29.45%, 3/22/25.. .		–	–	992198306.UG.FTS.B, Zero Cpn, 3/23/25..	62	4
992078559.UG.FTS.B, 29.45%, 3/22/25.. .		442	458	992200525.UG.FTS.B, Zero Cpn, 3/23/25..	145	10
992076170.UG.FTS.B, 29.46%, 3/22/25.. .		399	413	992234240.UG.FTS.B, Zero Cpn, 3/23/25..	987	68
992097805.UG.FTS.B, 29.46%, 3/22/25.. .		3,385	3,517	992241801.UG.FTS.B, Zero Cpn, 3/23/25..	52	4
992116757.UG.FTS.B, 29.46%, 3/22/25. . .		1	1	992261394.UG.FTS.B, Zero Cpn, 3/23/25..	120	8
992255200.UG.FTS.B, 29.46%, 3/22/25.. .		24	22	992294792.UG.FTS.B, Zero Cpn, 3/23/25..	67	5
992068177.UG.FTS.B, 29.47%, 3/22/25.. .		1,363	1,396	992303345.UG.FTS.B, Zero Cpn, 3/23/25..	3,679	256
992069850.UG.FTS.B, 29.47%, 3/22/25.. .		145	146	992203745.UG.FTS.B, 14%, 3/23/25 . . . . .	512	523
992076323.UG.FTS.B, 29.47%, 3/22/25.. .		2,174	1,489	992086808.UG.FTS.B, 15.97%, 3/23/25.. .	84	85
992343062.UG.FTS.B, 29.47%, 3/22/25.. .		42	43	992075269.UG.FTS.B, 16.99%, 3/23/25.. .	306	313
992074908.UG.FTS.B, 29.48%, 3/22/25.. .		435	(17)	992090809.UG.FTS.B, 16.99%, 3/23/25.. .	2,810	2,869
992081607.UG.FTS.B, 29.48%, 3/22/25.. .		1,189	1,199	992103353.UG.FTS.B, 18.97%, 3/23/25.. .	1,478	1,498
992204783.UG.FTS.B, 29.48%, 3/22/25.. .		1,695	1,161	992294593.UG.FTS.B, 18.97%, 3/23/25.. .	682	691
992070668.UG.FTS.B, 29.49%, 3/22/25.. .		452	469	992088508.UG.FTS.B, 19.21%, 3/23/25.. .	2,104	2,144
992070936.UG.FTS.B, 29.49%, 3/22/25.. .		32	32	992075322.UG.FTS.B, 19.99%, 3/23/25.. .	215	151
992071257.UG.FTS.B, 29.49%, 3/22/25.. .		252	254	992075525.UG.FTS.B, 19.99%, 3/23/25.. .	34	35
992071355.UG.FTS.B, 29.49%, 3/22/25.. .		41	(1)	992076512.UG.FTS.B, 19.99%, 3/23/25.. .	559	582
992080198.UG.FTS.B, 29.49%, 3/22/25.. .		17	17	992078517.UG.FTS.B, 19.99%, 3/23/25.. .	2,118	2,168
992080495.UG.FTS.B, 29.49%, 3/22/25.. .		261	266	992079405.UG.FTS.B, 19.99%, 3/23/25.. .	51	51
992081357.UG.FTS.B, 29.49%, 3/22/25.. .		596	622	992080903.UG.FTS.B, 19.99%, 3/23/25.. .	72	71
992082023.UG.FTS.B, 29.49%, 3/22/25.. .		223	155	992081612.UG.FTS.B, 19.99%, 3/23/25.. .	24	23
992084032.UG.FTS.B, 29.49%, 3/22/25.. .		1,083	1,081	992083199.UG.FTS.B, 19.99%, 3/23/25.. .	861	61
992085704.UG.FTS.B, 29.49%, 3/22/25.. .		263	273	992083363.UG.FTS.B, 19.99%, 3/23/25.. .	208	210
992097501.UG.FTS.B, 29.49%, 3/22/25.. .		759	58	992084160.UG.FTS.B, 19.99%, 3/23/25.. .	81	83
992099977.UG.FTS.B, 29.49%, 3/22/25.. .		132	138	992084678.UG.FTS.B, 19.99%, 3/23/25.. .	195	195
992100390.UG.FTS.B, 29.49%, 3/22/25.. .		132	131	992085309.UG.FTS.B, 19.99%, 3/23/25.. .	242	235
992120980.UG.FTS.B, 29.49%, 3/22/25.. .		571	394	992085945.UG.FTS.B, 19.99%, 3/23/25.. .	94	97
992135888.UG.FTS.B, 29.49%, 3/22/25.. .		499	482	992085973.UG.FTS.B, 19.99%, 3/23/25.. .	235	238
992147471.UG.FTS.B, 29.49%, 3/22/25.. .		454	464	992086106.UG.FTS.B, 19.99%, 3/23/25.. .	203	203
992161706.UG.FTS.B, 29.49%, 3/22/25.. .		373	388	992094446.UG.FTS.B, 19.99%, 3/23/25.. .	336	344
992192981.UG.FTS.B, 29.49%, 3/22/25.. .		626	644	992094531.UG.FTS.B, 19.99%, 3/23/25.. .	239	246
992230870.UG.FTS.B, 29.49%, 3/22/25.. .		133	138	992099319.UG.FTS.B, 19.99%, 3/23/25.. .	370	250
992290277.UG.FTS.B, 29.49%, 3/22/25.. .		85	88	992100188.UG.FTS.B, 19.99%, 3/23/25.. .	620	642
992332963.UG.FTS.B, 29.49%, 3/22/25.. .		126	129	992103634.UG.FTS.B, 19.99%, 3/23/25.. .	1,544	1,561
992334799.UG.FTS.B, 29.49%, 3/22/25.. .		76	78	992107336.UG.FTS.B, 19.99%, 3/23/25.. .	324	331
992338026.UG.FTS.B, 29.49%, 3/22/25.. .		18	17	992111582.UG.FTS.B, 19.99%, 3/23/25. . .	114	119
992344234.UG.FTS.B, 29.49%, 3/22/25.. .		178	182	992112198.UG.FTS.B, 19.99%, 3/23/25. . .	271	–
992344840.UG.FTS.B, 29.49%, 3/22/25.. .		169	174	992114995.UG.FTS.B, 19.99%, 3/23/25. . .	316	329
992344945.UG.FTS.B, 29.49%, 3/22/25.. .		15	14	992118648.UG.FTS.B, 19.99%, 3/23/25. . .	648	675
992075225.UG.FTS.B, Zero Cpn, 3/23/25..		107	7	992120079.UG.FTS.B, 19.99%, 3/23/25.. .	233	236
992080353.UG.FTS.B, Zero Cpn, 3/23/25..		378	26	992138533.UG.FTS.B, 19.99%, 3/23/25.. .	832	105
992081338.UG.FTS.B, Zero Cpn, 3/23/25..		61	4	992139407.UG.FTS.B, 19.99%, 3/23/25.. .	471	490
992082876.UG.FTS.B, Zero Cpn, 3/23/25..		118	8	992141420.UG.FTS.B, 19.99%, 3/23/25.. .	403	404
992083164.UG.FTS.B, Zero Cpn, 3/23/25..		166	11	992143453.UG.FTS.B, 19.99%, 3/23/25.. .	878	887
992085395.UG.FTS.B, Zero Cpn, 3/23/25..		113	8	992147171.UG.FTS.B, 19.99%, 3/23/25.. .	711	739
992085672.UG.FTS.B, Zero Cpn, 3/23/25..		148	10	992147344.UG.FTS.B, 19.99%, 3/23/25.. .	467	485
992087397.UG.FTS.B, Zero Cpn, 3/23/25..		425	29	992149031.UG.FTS.B, 19.99%, 3/23/25.. .	793	825

96	Annual Report	The accompanying notes are an integral part of these financial statements.			franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
	Principal			Principal
Description	Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Upgrade, Inc. - Card (continued)			Upgrade, Inc. - Card (continued)
992153089.UG.FTS.B, 19.99%, 3/23/25.. .	$ 217	$225	992261412.UG.FTS.B, 27.95%, 3/23/25.. . $ 295		$307
992172315.UG.FTS.B, 19.99%, 3/23/25.. .	739	736	992304750.UG.FTS.B, 27.95%, 3/23/25.. .	51	52
992183886.UG.FTS.B, 19.99%, 3/23/25.. .	141	147	992318374.UG.FTS.B, 27.95%, 3/23/25.. .	148	(5)
992202659.UG.FTS.B, 19.99%, 3/23/25.. .	33	33	992112798.UG.FTS.B, 27.99%, 3/23/25. . .	285	294
992205953.UG.FTS.B, 19.99%, 3/23/25.. .	110	115	992125133.UG.FTS.B, 27.99%, 3/23/25.. .	933	972
992214478.UG.FTS.B, 19.99%, 3/23/25.. .	155	160	992162696.UG.FTS.B, 27.99%, 3/23/25.. .	57	57
992219711.UG.FTS.B, 19.99%, 3/23/25. . .	186	193	992214809.UG.FTS.B, 27.99%, 3/23/25.. .	130	131
992222259.UG.FTS.B, 19.99%, 3/23/25.. .	385	400	992075303.UG.FTS.B, 28.98%, 3/23/25.. .	68	68
992222263.UG.FTS.B, 19.99%, 3/23/25.. .	1,452	1,511	992075756.UG.FTS.B, 28.98%, 3/23/25.. .	29	29
992229695.UG.FTS.B, 19.99%, 3/23/25.. .	274	284	992076138.UG.FTS.B, 28.98%, 3/23/25.. .	138	137
992236011.UG.FTS.B, 19.99%, 3/23/25. . .	108	108	992076291.UG.FTS.B, 28.98%, 3/23/25.. .	1,125	1,171
992238279.UG.FTS.B, 19.99%, 3/23/25.. .	277	288	992076402.UG.FTS.B, 28.98%, 3/23/25.. .	464	323
992244217.UG.FTS.B, 19.99%, 3/23/25.. .	45	46	992078321.UG.FTS.B, 28.98%, 3/23/25.. .	398	403
992252533.UG.FTS.B, 19.99%, 3/23/25.. .	27	27	992079545.UG.FTS.B, 28.98%, 3/23/25.. .	1,220	1,270
992266504.UG.FTS.B, 19.99%, 3/23/25.. .	52	52	992079604.UG.FTS.B, 28.98%, 3/23/25.. .	719	748
992269954.UG.FTS.B, 19.99%, 3/23/25.. .	9	9	992079769.UG.FTS.B, 28.98%, 3/23/25.. .	47	48
992278843.UG.FTS.B, 19.99%, 3/23/25.. .	203	208	992080285.UG.FTS.B, 28.98%, 3/23/25.. .	46	47
992284656.UG.FTS.B, 19.99%, 3/23/25.. .	494	512	992080652.UG.FTS.B, 28.98%, 3/23/25.. .	207	213
992287768.UG.FTS.B, 19.99%, 3/23/25.. .	54	56	992081008.UG.FTS.B, 28.98%, 3/23/25.. .	168	170
992292212.UG.FTS.B, 19.99%, 3/23/25.. .	26	26	992081513.UG.FTS.B, 28.98%, 3/23/25.. .	102	101
992321872.UG.FTS.B, 19.99%, 3/23/25.. .	180	184	992082410.UG.FTS.B, 28.98%, 3/23/25.. .	1,186	1,234
992322194.UG.FTS.B, 19.99%, 3/23/25.. .	299	302	992083970.UG.FTS.B, 28.98%, 3/23/25.. .	19	19
992326552.UG.FTS.B, 19.99%, 3/23/25.. .	79	79	992084875.UG.FTS.B, 28.98%, 3/23/25.. .	1,085	(21)
992092690.UG.FTS.B, 20.45%, 3/23/25.. .	3,659	3,718	992084885.UG.FTS.B, 28.98%, 3/23/25.. .	387	386
992090458.UG.FTS.B, 20.46%, 3/23/25.. .	2,928	2,980	992085160.UG.FTS.B, 28.98%, 3/23/25.. .	327	337
992090758.UG.FTS.B, 20.46%, 3/23/25.. .	2,846	2,898	992085334.UG.FTS.B, 28.98%, 3/23/25.. .	336	46
992092369.UG.FTS.B, 20.46%, 3/23/25.. .	201	200	992086032.UG.FTS.B, 28.98%, 3/23/25.. .	66	68
992117378.UG.FTS.B, 20.46%, 3/23/25. . .	1,206	1,213	992086210.UG.FTS.B, 28.98%, 3/23/25.. .	1,604	1,670
992124177.UG.FTS.B, 20.46%, 3/23/25.. .	679	689	992086215.UG.FTS.B, 28.98%, 3/23/25.. .	68	67
992160153.UG.FTS.B, 20.46%, 3/23/25.. .	20	20	992086845.UG.FTS.B, 28.98%, 3/23/25.. .	276	288
992169308.UG.FTS.B, 20.46%, 3/23/25.. .	28	28	992087922.UG.FTS.B, 28.98%, 3/23/25.. .	2,452	2,554
992086684.UG.FTS.B, 20.97%, 3/23/25.. .	4	4	992090503.UG.FTS.B, 28.98%, 3/23/25.. .	89	92
992089155.UG.FTS.B, 20.97%, 3/23/25.. .	599	608	992090532.UG.FTS.B, 28.98%, 3/23/25.. .	186	194
992091418.UG.FTS.B, 21.46%, 3/23/25.. .	816	829	992090957.UG.FTS.B, 28.98%, 3/23/25.. .	299	311
992085850.UG.FTS.B, 21.98%, 3/23/25.. .	83	82	992093069.UG.FTS.B, 28.98%, 3/23/25.. .	171	178
992092299.UG.FTS.B, 21.98%, 3/23/25.. .	2,044	2,077	992093517.UG.FTS.B, 28.98%, 3/23/25.. .	147	151
992141606.UG.FTS.B, 22.95%, 3/23/25.. .	137	136	992096019.UG.FTS.B, 28.98%, 3/23/25.. .	3	3
992087130.UG.FTS.B, 22.97%, 3/23/25.. .	133	10	992096907.UG.FTS.B, 28.98%, 3/23/25.. .	65	65
992092848.UG.FTS.B, 22.97%, 3/23/25.. .	3,348	3,399	992099728.UG.FTS.B, 28.98%, 3/23/25.. .	124	129
992101029.UG.FTS.B, 22.97%, 3/23/25.. .	79	80	992101005.UG.FTS.B, 28.98%, 3/23/25.. .	95	98
992124027.UG.FTS.B, 22.97%, 3/23/25.. .	488	485	992101195.UG.FTS.B, 28.98%, 3/23/25. . .	27	25
992082054.UG.FTS.B, 23.95%, 3/23/25.. .	849	852	992101791.UG.FTS.B, 28.98%, 3/23/25.. .	251	261
992090255.UG.FTS.B, 23.95%, 3/23/25.. .	823	835	992103758.UG.FTS.B, 28.98%, 3/23/25.. .	153	151
992092596.UG.FTS.B, 23.95%, 3/23/25.. .	2,605	333	992104370.UG.FTS.B, 28.98%, 3/23/25.. .	1,001	1,042
992260213.UG.FTS.B, 23.95%, 3/23/25.. .	128	129	992104536.UG.FTS.B, 28.98%, 3/23/25.. .	89	89
992350403.UG.FTS.B, 26.46%, 3/23/25.. .	161	165	992105037.UG.FTS.B, 28.98%, 3/23/25.. .	30	30
992163725.UG.FTS.B, 26.48%, 3/23/25.. .	70	72	992105540.UG.FTS.B, 28.98%, 3/23/25.. .	1,252	1,259
992299793.UG.FTS.B, 26.48%, 3/23/25.. .	112	114	992107324.UG.FTS.B, 28.98%, 3/23/25.. .	267	266
992090527.UG.FTS.B, 26.94%, 3/23/25.. .	4,574	4,629	992107518.UG.FTS.B, 28.98%, 3/23/25.. .	16	16
992092866.UG.FTS.B, 26.94%, 3/23/25.. .	2,778	2,804	992111381.UG.FTS.B, 28.98%, 3/23/25. . .	289	300
992083181.UG.FTS.B, 27.95%, 3/23/25.. .	556	571	992111474.UG.FTS.B, 28.98%, 3/23/25. . .	17	17
992085697.UG.FTS.B, 27.95%, 3/23/25.. .	345	350	992112512.UG.FTS.B, 28.98%, 3/23/25. . .	498	518
992127996.UG.FTS.B, 27.95%, 3/23/25.. .	235	243	992114867.UG.FTS.B, 28.98%, 3/23/25. . .	76	78
992172446.UG.FTS.B, 27.95%, 3/23/25.. .	128	133	992114886.UG.FTS.B, 28.98%, 3/23/25. . .	791	815
992173950.UG.FTS.B, 27.95%, 3/23/25.. .	68	69	992115078.UG.FTS.B, 28.98%, 3/23/25. . .	136	141
992227551.UG.FTS.B, 27.95%, 3/23/25.. .	480	496	992116147.UG.FTS.B, 28.98%, 3/23/25. . .	42	(1)
992248785.UG.FTS.B, 27.95%, 3/23/25.. .	138	138	992118057.UG.FTS.B, 28.98%, 3/23/25. . .	115	118
992253697.UG.FTS.B, 27.95%, 3/23/25.. .	1,864	1,916	992119188.UG.FTS.B, 28.98%, 3/23/25. . .	38	38

franklintempleton.com	The accompanying notes are an integral part of these financial statements.			Annual Report	97

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
		Principal		Principal
Description		Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Upgrade, Inc. - Card (continued)				Upgrade, Inc. - Card (continued)
992120216.UG.FTS.B, 28.98%, 3/23/25.. . $		202	$210	992208856.UG.FTS.B, 28.98%, 3/23/25.. . $	183	$189
992121451.UG.FTS.B, 28.98%, 3/23/25.. .		392	401	992209732.UG.FTS.B, 28.98%, 3/23/25.. .	254	264
992123440.UG.FTS.B, 28.98%, 3/23/25.. .		1,253	1,290	992209918.UG.FTS.B, 28.98%, 3/23/25.. .	245	34
992124776.UG.FTS.B, 28.98%, 3/23/25.. .		140	146	992210795.UG.FTS.B, 28.98%, 3/23/25.. .	274	279
992124813.UG.FTS.B, 28.98%, 3/23/25.. .		37	38	992215052.UG.FTS.B, 28.98%, 3/23/25.. .	243	252
992125987.UG.FTS.B, 28.98%, 3/23/25.. .		219	224	992215525.UG.FTS.B, 28.98%, 3/23/25.. .	132	137
992126884.UG.FTS.B, 28.98%, 3/23/25.. .		94	98	992217550.UG.FTS.B, 28.98%, 3/23/25.. .	222	227
992128305.UG.FTS.B, 28.98%, 3/23/25.. .		44	44	992218353.UG.FTS.B, 28.98%, 3/23/25.. .	1,653	1,720
992128896.UG.FTS.B, 28.98%, 3/23/25.. .		168	168	992219959.UG.FTS.B, 28.98%, 3/23/25.. .	733	57
992129330.UG.FTS.B, 28.98%, 3/23/25.. .		159	165	992221459.UG.FTS.B, 28.98%, 3/23/25.. .	417	432
992131302.UG.FTS.B, 28.98%, 3/23/25.. .		76	79	992221788.UG.FTS.B, 28.98%, 3/23/25.. .	207	215
992134836.UG.FTS.B, 28.98%, 3/23/25.. .		180	186	992223285.UG.FTS.B, 28.98%, 3/23/25.. .	134	139
992136112.UG.FTS.B, 28.98%, 3/23/25. . .		337	350	992223486.UG.FTS.B, 28.98%, 3/23/25.. .	376	377
992139646.UG.FTS.B, 28.98%, 3/23/25.. .		212	220	992225465.UG.FTS.B, 28.98%, 3/23/25.. .	409	404
992139852.UG.FTS.B, 28.98%, 3/23/25.. .		602	616	992232910.UG.FTS.B, 28.98%, 3/23/25.. .	51	52
992139915.UG.FTS.B, 28.98%, 3/23/25.. .		578	602	992239108.UG.FTS.B, 28.98%, 3/23/25.. .	86	85
992141070.UG.FTS.B, 28.98%, 3/23/25.. .		590	613	992239228.UG.FTS.B, 28.98%, 3/23/25.. .	178	118
992141770.UG.FTS.B, 28.98%, 3/23/25.. .		861	892	992240272.UG.FTS.B, 28.98%, 3/23/25.. .	1,228	1,251
992142185.UG.FTS.B, 28.98%, 3/23/25.. .		1,226	1,254	992240553.UG.FTS.B, 28.98%, 3/23/25.. .	248	248
992142312.UG.FTS.B, 28.98%, 3/23/25.. .		168	166	992246561.UG.FTS.B, 28.98%, 3/23/25.. .	–	–
992144273.UG.FTS.B, 28.98%, 3/23/25.. .		9	9	992252962.UG.FTS.B, 28.98%, 3/23/25.. .	36	37
992146339.UG.FTS.B, 28.98%, 3/23/25.. .		56	57	992257313.UG.FTS.B, 28.98%, 3/23/25.. .	579	599
992147720.UG.FTS.B, 28.98%, 3/23/25.. .		10	10	992265307.UG.FTS.B, 28.98%, 3/23/25.. .	160	161
992148319.UG.FTS.B, 28.98%, 3/23/25.. .		350	364	992273034.UG.FTS.B, 28.98%, 3/23/25.. .	409	425
992152825.UG.FTS.B, 28.98%, 3/23/25.. .		550	371	992273158.UG.FTS.B, 28.98%, 3/23/25.. .	591	601
992153966.UG.FTS.B, 28.98%, 3/23/25.. .		187	14	992274083.UG.FTS.B, 28.98%, 3/23/25.. .	229	238
992154713.UG.FTS.B, 28.98%, 3/23/25.. .		72	74	992277450.UG.FTS.B, 28.98%, 3/23/25.. .	272	283
992157302.UG.FTS.B, 28.98%, 3/23/25.. .		167	173	992278239.UG.FTS.B, 28.98%, 3/23/25.. .	29	30
992159141.UG.FTS.B, 28.98%, 3/23/25.. .		415	432	992278830.UG.FTS.B, 28.98%, 3/23/25.. .	1,070	1,113
992159396.UG.FTS.B, 28.98%, 3/23/25.. .		1,414	1,471	992280888.UG.FTS.B, 28.98%, 3/23/25.. .	115	8
992160027.UG.FTS.B, 28.98%, 3/23/25.. .		16	16	992284119.UG.FTS.B, 28.98%, 3/23/25. . .	125	124
992161777.UG.FTS.B, 28.98%, 3/23/25.. .		–	–	992286457.UG.FTS.B, 28.98%, 3/23/25.. .	511	524
992162084.UG.FTS.B, 28.98%, 3/23/25.. .		271	282	992288927.UG.FTS.B, 28.98%, 3/23/25.. .	25	25
992162426.UG.FTS.B, 28.98%, 3/23/25.. .		127	132	992288941.UG.FTS.B, 28.98%, 3/23/25.. .	129	131
992163634.UG.FTS.B, 28.98%, 3/23/25.. .		215	223	992289441.UG.FTS.B, 28.98%, 3/23/25.. .	2,890	2,963
992163686.UG.FTS.B, 28.98%, 3/23/25.. .		732	762	992292344.UG.FTS.B, 28.98%, 3/23/25.. .	126	126
992164596.UG.FTS.B, 28.98%, 3/23/25.. .		539	(16)	992293740.UG.FTS.B, 28.98%, 3/23/25.. .	168	174
992165576.UG.FTS.B, 28.98%, 3/23/25.. .		165	169	992295903.UG.FTS.B, 28.98%, 3/23/25.. .	160	160
992165944.UG.FTS.B, 28.98%, 3/23/25.. .		9	9	992300829.UG.FTS.B, 28.98%, 3/23/25.. .	268	269
992165998.UG.FTS.B, 28.98%, 3/23/25.. .		150	156	992302367.UG.FTS.B, 28.98%, 3/23/25.. .	148	152
992174066.UG.FTS.B, 28.98%, 3/23/25.. .		2,083	2,165	992302544.UG.FTS.B, 28.98%, 3/23/25.. .	55	56
992175330.UG.FTS.B, 28.98%, 3/23/25.. .		500	521	992304763.UG.FTS.B, 28.98%, 3/23/25.. .	93	94
992176357.UG.FTS.B, 28.98%, 3/23/25.. .		3,472	3,536	992306293.UG.FTS.B, 28.98%, 3/23/25.. .	154	156
992176589.UG.FTS.B, 28.98%, 3/23/25.. .		333	346	992310160.UG.FTS.B, 28.98%, 3/23/25.. .	1,101	1,128
992177492.UG.FTS.B, 28.98%, 3/23/25.. .		674	149	992312284.UG.FTS.B, 28.98%, 3/23/25.. .	205	211
992178085.UG.FTS.B, 28.98%, 3/23/25.. .		67	69	992312443.UG.FTS.B, 28.98%, 3/23/25.. .	3,076	237
992178200.UG.FTS.B, 28.98%, 3/23/25.. .		138	134	992314377.UG.FTS.B, 28.98%, 3/23/25.. .	15	15
992178743.UG.FTS.B, 28.98%, 3/23/25.. .		6	6	992318692.UG.FTS.B, 28.98%, 3/23/25.. .	1,030	1,056
992181499.UG.FTS.B, 28.98%, 3/23/25.. .		76	78	992320318.UG.FTS.B, 28.98%, 3/23/25.. .	45	46
992183613.UG.FTS.B, 28.98%, 3/23/25.. .		976	1,015	992321649.UG.FTS.B, 28.98%, 3/23/25.. .	760	751
992185135.UG.FTS.B, 28.98%, 3/23/25.. .		831	865	992322320.UG.FTS.B, 28.98%, 3/23/25.. .	776	788
992185248.UG.FTS.B, 28.98%, 3/23/25.. .		65	64	992328709.UG.FTS.B, 28.98%, 3/23/25.. .	70	72
992190502.UG.FTS.B, 28.98%, 3/23/25.. .		1,273	168	992331794.UG.FTS.B, 28.98%, 3/23/25.. .	1,651	1,692
992191788.UG.FTS.B, 28.98%, 3/23/25.. .		68	70	992332010.UG.FTS.B, 28.98%, 3/23/25.. .	36	37
992195011.UG.FTS.B, 28.98%, 3/23/25. . .		263	18	992334591.UG.FTS.B, 28.98%, 3/23/25.. .	615	631
992200304.UG.FTS.B, 28.98%, 3/23/25.. .		380	376	992343925.UG.FTS.B, 28.98%, 3/23/25.. .	124	125
992200336.UG.FTS.B, 28.98%, 3/23/25.. .		49	50	992345339.UG.FTS.B, 28.98%, 3/23/25.. .	311	319
992202654.UG.FTS.B, 28.98%, 3/23/25.. .		32	32	992346894.UG.FTS.B, 28.98%, 3/23/25.. .	441	32

98	Annual Report	The accompanying notes are an integral part of these financial statements.			franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
	Principal			Principal
Description	Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Upgrade, Inc. - Card (continued)			Upgrade, Inc. - Card (continued)
992349259.UG.FTS.B, 28.98%, 3/23/25.. .	$ 407	$417	992139030.UG.FTS.B, 29.47%, 3/23/25.. . $ 125		$(4)
992078334.UG.FTS.B, 29.45%, 3/23/25.. .	118	80	992173166.UG.FTS.B, 29.47%, 3/23/25.. .	71	73
992091621.UG.FTS.B, 29.45%, 3/23/25.. .	1,677	1,748	992193042.UG.FTS.B, 29.47%, 3/23/25.. .	25	26
992091676.UG.FTS.B, 29.45%, 3/23/25.. .	108	106	992202236.UG.FTS.B, 29.47%, 3/23/25.. .	174	13
992092743.UG.FTS.B, 29.45%, 3/23/25.. .	1,257	1,309	992230065.UG.FTS.B, 29.47%, 3/23/25.. .	933	972
992094325.UG.FTS.B, 29.45%, 3/23/25.. .	679	703	992286326.UG.FTS.B, 29.47%, 3/23/25.. .	98	102
992095428.UG.FTS.B, 29.45%, 3/23/25.. .	153	159	992078330.UG.FTS.B, 29.48%, 3/23/25.. .	631	650
992096825.UG.FTS.B, 29.45%, 3/23/25.. .	1,725	1,796	992080605.UG.FTS.B, 29.48%, 3/23/25.. .	444	442
992103300.UG.FTS.B, 29.45%, 3/23/25.. .	79	79	992086212.UG.FTS.B, 29.48%, 3/23/25.. .	48	49
992107553.UG.FTS.B, 29.45%, 3/23/25.. .	87	88	992089191.UG.FTS.B, 29.48%, 3/23/25.. .	430	426
992117256.UG.FTS.B, 29.45%, 3/23/25. . .	21	4	992092155.UG.FTS.B, 29.48%, 3/23/25.. .	2,097	2,189
992131203.UG.FTS.B, 29.45%, 3/23/25.. .	534	541	992100148.UG.FTS.B, 29.48%, 3/23/25.. .	383	391
992135282.UG.FTS.B, 29.45%, 3/23/25.. .	47	48	992100721.UG.FTS.B, 29.48%, 3/23/25.. .	1,467	1,530
992146072.UG.FTS.B, 29.45%, 3/23/25.. .	49	41	992113544.UG.FTS.B, 29.48%, 3/23/25. . .	48	47
992154178.UG.FTS.B, 29.45%, 3/23/25.. .	521	540	992115766.UG.FTS.B, 29.48%, 3/23/25. . .	297	208
992159199.UG.FTS.B, 29.45%, 3/23/25.. .	256	266	992119153.UG.FTS.B, 29.48%, 3/23/25. . .	66	53
992219227.UG.FTS.B, 29.45%, 3/23/25.. .	386	399	992132973.UG.FTS.B, 29.48%, 3/23/25.. .	3,322	3,465
992230512.UG.FTS.B, 29.45%, 3/23/25.. .	30	30	992144060.UG.FTS.B, 29.48%, 3/23/25.. .	484	502
992236402.UG.FTS.B, 29.45%, 3/23/25.. .	–	–	992154029.UG.FTS.B, 29.48%, 3/23/25.. .	797	811
992260223.UG.FTS.B, 29.45%, 3/23/25.. .	99	103	992182984.UG.FTS.B, 29.48%, 3/23/25.. .	96	100
992267805.UG.FTS.B, 29.45%, 3/23/25.. .	1	1	992189547.UG.FTS.B, 29.48%, 3/23/25.. .	11	11
992075500.UG.FTS.B, 29.46%, 3/23/25.. .	458	475	992197564.UG.FTS.B, 29.48%, 3/23/25.. .	4	4
992075662.UG.FTS.B, 29.46%, 3/23/25.. .	127	130	992225919.UG.FTS.B, 29.48%, 3/23/25.. .	179	179
992079475.UG.FTS.B, 29.46%, 3/23/25.. .	71	73	992269534.UG.FTS.B, 29.48%, 3/23/25.. .	207	212
992080779.UG.FTS.B, 29.46%, 3/23/25.. .	413	421	992270543.UG.FTS.B, 29.48%, 3/23/25.. .	159	166
992082316.UG.FTS.B, 29.46%, 3/23/25.. .	101	7	992075010.UG.FTS.B, 29.49%, 3/23/25.. .	83	86
992085613.UG.FTS.B, 29.46%, 3/23/25.. .	66	68	992075279.UG.FTS.B, 29.49%, 3/23/25.. .	266	276
992086883.UG.FTS.B, 29.46%, 3/23/25.. .	–	–	992075962.UG.FTS.B, 29.49%, 3/23/25.. .	187	192
992088160.UG.FTS.B, 29.46%, 3/23/25.. .	65	65	992076054.UG.FTS.B, 29.49%, 3/23/25.. .	213	213
992089207.UG.FTS.B, 29.46%, 3/23/25.. .	401	416	992076192.UG.FTS.B, 29.49%, 3/23/25.. .	233	240
992089276.UG.FTS.B, 29.46%, 3/23/25.. .	508	529	992076403.UG.FTS.B, 29.49%, 3/23/25.. .	167	173
992098024.UG.FTS.B, 29.46%, 3/23/25.. .	25	25	992076612.UG.FTS.B, 29.49%, 3/23/25.. .	1,522	1,564
992099262.UG.FTS.B, 29.46%, 3/23/25.. .	103	107	992076714.UG.FTS.B, 29.49%, 3/23/25.. .	367	384
992105198.UG.FTS.B, 29.46%, 3/23/25.. .	1,091	(39)	992076958.UG.FTS.B, 29.49%, 3/23/25.. .	71	71
992111493.UG.FTS.B, 29.46%, 3/23/25. . .	272	276	992077099.UG.FTS.B, 29.49%, 3/23/25.. .	118	118
992120728.UG.FTS.B, 29.46%, 3/23/25.. .	112	116	992077673.UG.FTS.B, 29.49%, 3/23/25.. .	1,342	1,393
992165535.UG.FTS.B, 29.46%, 3/23/25.. .	7	7	992077810.UG.FTS.B, 29.49%, 3/23/25.. .	309	211
992172097.UG.FTS.B, 29.46%, 3/23/25.. .	135	134	992077892.UG.FTS.B, 29.49%, 3/23/25.. .	120	120
992176106.UG.FTS.B, 29.46%, 3/23/25.. .	1,280	1,322	992077959.UG.FTS.B, 29.49%, 3/23/25.. .	414	430
992206970.UG.FTS.B, 29.46%, 3/23/25.. .	279	290	992078026.UG.FTS.B, 29.49%, 3/23/25.. .	27	27
992230214.UG.FTS.B, 29.46%, 3/23/25.. .	688	670	992078817.UG.FTS.B, 29.49%, 3/23/25.. .	548	555
992234329.UG.FTS.B, 29.46%, 3/23/25.. .	896	933	992079417.UG.FTS.B, 29.49%, 3/23/25.. .	599	624
992236437.UG.FTS.B, 29.46%, 3/23/25.. .	531	553	992079952.UG.FTS.B, 29.49%, 3/23/25.. .	273	259
992299287.UG.FTS.B, 29.46%, 3/23/25.. .	12	12	992080086.UG.FTS.B, 29.49%, 3/23/25.. .	35	35
992079962.UG.FTS.B, 29.47%, 3/23/25.. .	–	–	992081380.UG.FTS.B, 29.49%, 3/23/25.. .	59	60
992086885.UG.FTS.B, 29.47%, 3/23/25.. .	999	1,040	992081689.UG.FTS.B, 29.49%, 3/23/25.. .	17	17
992088108.UG.FTS.B, 29.47%, 3/23/25.. .	25	25	992081827.UG.FTS.B, 29.49%, 3/23/25.. .	237	246
992089163.UG.FTS.B, 29.47%, 3/23/25.. .	824	858	992082953.UG.FTS.B, 29.49%, 3/23/25.. .	52	53
992093233.UG.FTS.B, 29.47%, 3/23/25.. .	1,678	1,740	992083215.UG.FTS.B, 29.49%, 3/23/25.. .	134	140
992093372.UG.FTS.B, 29.47%, 3/23/25.. .	2,516	2,625	992083817.UG.FTS.B, 29.49%, 3/23/25.. .	231	240
992094849.UG.FTS.B, 29.47%, 3/23/25.. .	596	620	992083872.UG.FTS.B, 29.49%, 3/23/25.. .	2,203	2,298
992096498.UG.FTS.B, 29.47%, 3/23/25.. .	230	148	992084102.UG.FTS.B, 29.49%, 3/23/25.. .	220	219
992098450.UG.FTS.B, 29.47%, 3/23/25.. .	728	734	992084707.UG.FTS.B, 29.49%, 3/23/25.. .	100	104
992106683.UG.FTS.B, 29.47%, 3/23/25.. .	1,695	1,766	992084833.UG.FTS.B, 29.49%, 3/23/25.. .	177	184
992118997.UG.FTS.B, 29.47%, 3/23/25. . .	182	182	992084835.UG.FTS.B, 29.49%, 3/23/25.. .	264	274
992128076.UG.FTS.B, 29.47%, 3/23/25.. .	157	164	992085153.UG.FTS.B, 29.49%, 3/23/25.. .	4,132	4,311
992137878.UG.FTS.B, 29.47%, 3/23/25.. .	113	118	992085314.UG.FTS.B, 29.49%, 3/23/25.. .	95	98
992138822.UG.FTS.B, 29.47%, 3/23/25.. .	6	7	992085405.UG.FTS.B, 29.49%, 3/23/25.. .	37	33

franklintempleton.com	The accompanying notes are an integral part of these financial statements.			Annual Report	99

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
		Principal		Principal
Description		Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Upgrade, Inc. - Card (continued)				Upgrade, Inc. - Card (continued)
992085601.UG.FTS.B, 29.49%, 3/23/25.. . $		382	$383	992120452.UG.FTS.B, 29.49%, 3/23/25.. . $	174	$182
992085871.UG.FTS.B, 29.49%, 3/23/25.. .		28	28	992120540.UG.FTS.B, 29.49%, 3/23/25.. .	49	50
992085899.UG.FTS.B, 29.49%, 3/23/25.. .		160	164	992120732.UG.FTS.B, 29.49%, 3/23/25.. .	438	449
992086074.UG.FTS.B, 29.49%, 3/23/25.. .		221	230	992121896.UG.FTS.B, 29.49%, 3/23/25.. .	366	382
992087323.UG.FTS.B, 29.49%, 3/23/25.. .		449	468	992122993.UG.FTS.B, 29.49%, 3/23/25.. .	645	624
992087497.UG.FTS.B, 29.49%, 3/23/25.. .		224	(13)	992123182.UG.FTS.B, 29.49%, 3/23/25.. .	334	350
992087535.UG.FTS.B, 29.49%, 3/23/25.. .		974	1,002	992123466.UG.FTS.B, 29.49%, 3/23/25.. .	176	184
992087878.UG.FTS.B, 29.49%, 3/23/25.. .		230	240	992124518.UG.FTS.B, 29.49%, 3/23/25.. .	109	113
992087923.UG.FTS.B, 29.49%, 3/23/25.. .		146	152	992124733.UG.FTS.B, 29.49%, 3/23/25.. .	77	80
992088239.UG.FTS.B, 29.49%, 3/23/25.. .		3,344	3,497	992126183.UG.FTS.B, 29.49%, 3/23/25.. .	–	–
992088639.UG.FTS.B, 29.49%, 3/23/25.. .		105	106	992127613.UG.FTS.B, 29.49%, 3/23/25.. .	356	57
992088753.UG.FTS.B, 29.49%, 3/23/25.. .		60	61	992128507.UG.FTS.B, 29.49%, 3/23/25.. .	1,444	196
992089697.UG.FTS.B, 29.49%, 3/23/25.. .		794	826	992128514.UG.FTS.B, 29.49%, 3/23/25.. .	1,533	1,596
992090945.UG.FTS.B, 29.49%, 3/23/25.. .		1,417	1,478	992128723.UG.FTS.B, 29.49%, 3/23/25.. .	49	50
992090965.UG.FTS.B, 29.49%, 3/23/25.. .		64	66	992129393.UG.FTS.B, 29.49%, 3/23/25.. .	117	117
992091887.UG.FTS.B, 29.49%, 3/23/25.. .		–	–	992130283.UG.FTS.B, 29.49%, 3/23/25.. .	147	153
992092544.UG.FTS.B, 29.49%, 3/23/25.. .		1,174	1,226	992131223.UG.FTS.B, 29.49%, 3/23/25.. .	1,024	994
992093347.UG.FTS.B, 29.49%, 3/23/25.. .		3,339	3,478	992132653.UG.FTS.B, 29.49%, 3/23/25.. .	1,126	1,069
992093964.UG.FTS.B, 29.49%, 3/23/25.. .		36	36	992134100.UG.FTS.B, 29.49%, 3/23/25.. .	201	209
992095299.UG.FTS.B, 29.49%, 3/23/25.. .		3	3	992134832.UG.FTS.B, 29.49%, 3/23/25.. .	22	22
992095535.UG.FTS.B, 29.49%, 3/23/25.. .		99	103	992135209.UG.FTS.B, 29.49%, 3/23/25.. .	19	19
992097000.UG.FTS.B, 29.49%, 3/23/25.. .		187	192	992136810.UG.FTS.B, 29.49%, 3/23/25.. .	500	522
992099619.UG.FTS.B, 29.49%, 3/23/25.. .		44	44	992136969.UG.FTS.B, 29.49%, 3/23/25.. .	700	685
992099679.UG.FTS.B, 29.49%, 3/23/25.. .		211	220	992137745.UG.FTS.B, 29.49%, 3/23/25.. .	259	262
992099727.UG.FTS.B, 29.49%, 3/23/25.. .		95	99	992139577.UG.FTS.B, 29.49%, 3/23/25.. .	170	177
992099804.UG.FTS.B, 29.49%, 3/23/25.. .		480	501	992139587.UG.FTS.B, 29.49%, 3/23/25.. .	474	467
992099891.UG.FTS.B, 29.49%, 3/23/25.. .		115	120	992139886.UG.FTS.B, 29.49%, 3/23/25.. .	95	99
992100366.UG.FTS.B, 29.49%, 3/23/25.. .		226	226	992141532.UG.FTS.B, 29.49%, 3/23/25.. .	54	55
992100681.UG.FTS.B, 29.49%, 3/23/25.. .		24	2	992142371.UG.FTS.B, 29.49%, 3/23/25.. .	18	18
992101342.UG.FTS.B, 29.49%, 3/23/25.. .		138	144	992142629.UG.FTS.B, 29.49%, 3/23/25.. .	7	7
992101765.UG.FTS.B, 29.49%, 3/23/25.. .		833	869	992143159.UG.FTS.B, 29.49%, 3/23/25.. .	38	39
992102014.UG.FTS.B, 29.49%, 3/23/25.. .		1,672	1,745	992143800.UG.FTS.B, 29.49%, 3/23/25.. .	204	213
992104028.UG.FTS.B, 29.49%, 3/23/25.. .		106	110	992144018.UG.FTS.B, 29.49%, 3/23/25.. .	746	767
992104277.UG.FTS.B, 29.49%, 3/23/25.. .		65	65	992144043.UG.FTS.B, 29.49%, 3/23/25.. .	58	59
992104677.UG.FTS.B, 29.49%, 3/23/25.. .		295	307	992145625.UG.FTS.B, 29.49%, 3/23/25.. .	162	169
992104962.UG.FTS.B, 29.49%, 3/23/25.. .		100	104	992147037.UG.FTS.B, 29.49%, 3/23/25.. .	129	134
992105033.UG.FTS.B, 29.49%, 3/23/25.. .		859	895	992147238.UG.FTS.B, 29.49%, 3/23/25.. .	330	328
992105126.UG.FTS.B, 29.49%, 3/23/25.. .		131	130	992147558.UG.FTS.B, 29.49%, 3/23/25.. .	5	5
992105610.UG.FTS.B, 29.49%, 3/23/25.. .		63	65	992149128.UG.FTS.B, 29.49%, 3/23/25.. .	334	349
992105922.UG.FTS.B, 29.49%, 3/23/25.. .		107	112	992149809.UG.FTS.B, 29.49%, 3/23/25.. .	293	305
992106235.UG.FTS.B, 29.49%, 3/23/25.. .		67	69	992151064.UG.FTS.B, 29.49%, 3/23/25.. .	82	11
992106241.UG.FTS.B, 29.49%, 3/23/25.. .		372	388	992154893.UG.FTS.B, 29.49%, 3/23/25.. .	394	410
992107332.UG.FTS.B, 29.49%, 3/23/25.. .		124	130	992155143.UG.FTS.B, 29.49%, 3/23/25.. .	163	167
992108103.UG.FTS.B, 29.49%, 3/23/25.. .		240	250	992155386.UG.FTS.B, 29.49%, 3/23/25.. .	65	65
992109564.UG.FTS.B, 29.49%, 3/23/25.. .		587	591	992156242.UG.FTS.B, 29.49%, 3/23/25.. .	101	105
992110017.UG.FTS.B, 29.49%, 3/23/25. . .		128	131	992159160.UG.FTS.B, 29.49%, 3/23/25.. .	70	72
992110206.UG.FTS.B, 29.49%, 3/23/25. . .		58	60	992160995.UG.FTS.B, 29.49%, 3/23/25.. .	65	67
992110292.UG.FTS.B, 29.49%, 3/23/25. . .		102	105	992161394.UG.FTS.B, 29.49%, 3/23/25.. .	6	6
992112463.UG.FTS.B, 29.49%, 3/23/25. . .		835	871	992163507.UG.FTS.B, 29.49%, 3/23/25.. .	26	4
992113283.UG.FTS.B, 29.49%, 3/23/25. . .		586	45	992166586.UG.FTS.B, 29.49%, 3/23/25.. .	142	141
992115025.UG.FTS.B, 29.49%, 3/23/25. . .		150	156	992167628.UG.FTS.B, 29.49%, 3/23/25.. .	929	965
992116093.UG.FTS.B, 29.49%, 3/23/25. . .		282	294	992167658.UG.FTS.B, 29.49%, 3/23/25.. .	76	78
992116322.UG.FTS.B, 29.49%, 3/23/25. . .		115	120	992168335.UG.FTS.B, 29.49%, 3/23/25.. .	283	294
992117760.UG.FTS.B, 29.49%, 3/23/25. . .		209	218	992169203.UG.FTS.B, 29.49%, 3/23/25.. .	285	289
992117836.UG.FTS.B, 29.49%, 3/23/25. . .		79	81	992169560.UG.FTS.B, 29.49%, 3/23/25.. .	47	48
992118205.UG.FTS.B, 29.49%, 3/23/25. . .		154	160	992174056.UG.FTS.B, 29.49%, 3/23/25.. .	342	356
992118662.UG.FTS.B, 29.49%, 3/23/25. . .		30	30	992175094.UG.FTS.B, 29.49%, 3/23/25.. .	1,321	1,355
992118797.UG.FTS.B, 29.49%, 3/23/25. . .		73	75	992177382.UG.FTS.B, 29.49%, 3/23/25.. .	4,165	4,337

100	Annual Report	The accompanying notes are an integral part of these financial statements.			franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
	Principal			Principal
Description	Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Upgrade, Inc. - Card (continued)			Upgrade, Inc. - Card (continued)
992180007.UG.FTS.B, 29.49%, 3/23/25.. .	$38	$38	992293802.UG.FTS.B, 29.49%, 3/23/25.. . $ 5,776		$5,917
992181352.UG.FTS.B, 29.49%, 3/23/25.. .	146	151	992293869.UG.FTS.B, 29.49%, 3/23/25.. .	266	20
992182513.UG.FTS.B, 29.49%, 3/23/25.. .	258	255	992294183.UG.FTS.B, 29.49%, 3/23/25.. .	615	626
992182554.UG.FTS.B, 29.49%, 3/23/25.. .	89	92	992302403.UG.FTS.B, 29.49%, 3/23/25.. .	58	58
992184677.UG.FTS.B, 29.49%, 3/23/25.. .	26	26	992303999.UG.FTS.B, 29.49%, 3/23/25.. .	824	840
992186189.UG.FTS.B, 29.49%, 3/23/25.. .	1,841	1,244	992305122.UG.FTS.B, 29.49%, 3/23/25.. .	8	8
992188338.UG.FTS.B, 29.49%, 3/23/25.. .	171	177	992305770.UG.FTS.B, 29.49%, 3/23/25.. .	18	18
992191296.UG.FTS.B, 29.49%, 3/23/25.. .	329	343	992313095.UG.FTS.B, 29.49%, 3/23/25.. .	1,999	2,044
992194181.UG.FTS.B, 29.49%, 3/23/25.. .	26	2	992318777.UG.FTS.B, 29.49%, 3/23/25.. .	233	235
992195478.UG.FTS.B, 29.49%, 3/23/25.. .	193	14	992319084.UG.FTS.B, 29.49%, 3/23/25.. .	87	91
992196918.UG.FTS.B, 29.49%, 3/23/25.. .	610	635	992328424.UG.FTS.B, 29.49%, 3/23/25.. .	72	10
992197124.UG.FTS.B, 29.49%, 3/23/25.. .	20	1	992328658.UG.FTS.B, 29.49%, 3/23/25.. .	169	173
992197561.UG.FTS.B, 29.49%, 3/23/25.. .	152	11	992331468.UG.FTS.B, 29.49%, 3/23/25.. .	148	151
992198852.UG.FTS.B, 29.49%, 3/23/25.. .	10	10	992331793.UG.FTS.B, 29.49%, 3/23/25.. .	265	271
992200738.UG.FTS.B, 29.49%, 3/23/25.. .	266	276	992333149.UG.FTS.B, 29.49%, 3/23/25.. .	48	49
992201970.UG.FTS.B, 29.49%, 3/23/25.. .	295	296	992345222.UG.FTS.B, 29.49%, 3/23/25.. .	65	64
992202006.UG.FTS.B, 29.49%, 3/23/25.. .	763	617	992345916.UG.FTS.B, 29.49%, 3/23/25.. .	41	37
992203124.UG.FTS.B, 29.49%, 3/23/25.. .	1,225	1,277	992347137.UG.FTS.B, 29.49%, 3/23/25.. .	123	126
992205846.UG.FTS.B, 29.49%, 3/23/25.. .	362	376	992349340.UG.FTS.B, 29.49%, 3/23/25.. .	388	395
992208250.UG.FTS.B, 29.49%, 3/23/25.. .	314	318	992349445.UG.FTS.B, 29.49%, 3/23/25.. .	83	7
992214908.UG.FTS.B, 29.49%, 3/23/25.. .	388	27	992349685.UG.FTS.B, 29.49%, 3/23/25.. .	410	420
992215462.UG.FTS.B, 29.49%, 3/23/25.. .	278	289	992349299.UG.FTS.B, Zero Cpn, 3/24/25..	2,876	197
992215505.UG.FTS.B, 29.49%, 3/23/25.. .	101	105	992348097.UG.FTS.B, 26.94%, 3/24/25.. .	2,447	2,446
992215920.UG.FTS.B, 29.49%, 3/23/25.. .	40	34	992343079.UG.FTS.B, 27.95%, 3/24/25.. .	24	24
992217489.UG.FTS.B, 29.49%, 3/23/25.. .	207	216	992348688.UG.FTS.B, 28.98%, 3/24/25.. .	467	480
992219377.UG.FTS.B, 29.49%, 3/23/25.. .	747	778	992348978.UG.FTS.B, 28.98%, 3/24/25.. .	184	189
992219910.UG.FTS.B, 29.49%, 3/23/25.. .	332	347	992344862.UG.FTS.B, 29.45%, 3/24/25.. .	70	72
992220595.UG.FTS.B, 29.49%, 3/23/25.. .	716	716	992346001.UG.FTS.B, 29.49%, 3/24/25.. .	167	171
992221268.UG.FTS.B, 29.49%, 3/23/25.. .	585	609	992346285.UG.FTS.B, 29.49%, 3/24/25.. .	55	56
992222447.UG.FTS.B, 29.49%, 3/23/25.. .	193	201	992347851.UG.FTS.B, 29.49%, 3/24/25.. .	66	68
992222570.UG.FTS.B, 29.49%, 3/23/25.. .	278	290	992347993.UG.FTS.B, 29.49%, 3/24/25.. .	688	696
992225170.UG.FTS.B, 29.49%, 3/23/25.. .	21	4	992349011.UG.FTS.B, 29.49%, 3/24/25. . .	205	210
992226804.UG.FTS.B, 29.49%, 3/23/25.. .	97	96	992350144.UG.FTS.B, 29.49%, 3/24/25.. .	327	335
992227977.UG.FTS.B, 29.49%, 3/23/25.. .	189	197	992350513.UG.FTS.B, 29.49%, 3/24/25.. .	50	51
992228318.UG.FTS.B, 29.49%, 3/23/25.. .	76	79	992350517.UG.FTS.B, 29.49%, 3/24/25.. .	497	(18)
992229716.UG.FTS.B, 29.49%, 3/23/25.. .	90	94	992093797.UG.FTS.B, 15.97%, 3/25/25.. .	2,316	2,367
992231380.UG.FTS.B, 29.49%, 3/23/25.. .	95	99	992100630.UG.FTS.B, 15.97%, 3/25/25.. .	402	411
992231383.UG.FTS.B, 29.49%, 3/23/25.. .	269	280	992091162.UG.FTS.B, 17.99%, 3/25/25. . .	2,542	2,599
992231724.UG.FTS.B, 29.49%, 3/23/25.. .	759	764	992310701.UG.FTS.B, 15%, 3/26/25 . . . . .	81	81
992236311.UG.FTS.B, 29.49%, 3/23/25. . .	248	259	992183815.UG.FTS.B, 17.99%, 3/26/25.. .	508	519
992238462.UG.FTS.B, 29.49%, 3/23/25.. .	190	195	992183565.UG.FTS.B, 15.97%, 3/27/25.. .	81	83
992239237.UG.FTS.B, 29.49%, 3/23/25.. .	78	81	992229488.UG.FTS.B, 15.97%, 3/28/25.. .	71	70
992248017.UG.FTS.B, 29.49%, 3/23/25.. .	2,291	2,222	992130189.UG.FTS.B, 17.99%, 3/28/25.. .	44	44
992251144.UG.FTS.B, 29.49%, 3/23/25. . .	888	901	992149701.UG.FTS.B, 17.99%, 3/28/25.. .	157	159
992252945.UG.FTS.B, 29.49%, 3/23/25.. .	18	18	992161505.UG.FTS.B, 15.97%, 3/30/25.. .	108	111
992254291.UG.FTS.B, 29.49%, 3/23/25.. .	53	54	992151176.UG.FTS.B, 16.99%, 3/30/25. . .	80	82
992255455.UG.FTS.B, 29.49%, 3/23/25.. .	59	59	992176866.UG.FTS.B, 16.99%, 3/30/25.. .	241	246
992256884.UG.FTS.B, 29.49%, 3/23/25.. .	174	(6)	992215497.UG.FTS.B, 17.97%, 3/30/25.. .	117	75
992259547.UG.FTS.B, 29.49%, 3/23/25.. .	614	628	992149696.UG.FTS.B, 17.99%, 3/30/25.. .	830	837
992261524.UG.FTS.B, 29.49%, 3/23/25.. .	167	117	992164557.UG.FTS.B, 17.99%, 3/30/25.. .	112	114
992263600.UG.FTS.B, 29.49%, 3/23/25.. .	420	438	992203803.UG.FTS.B, 17.99%, 3/30/25.. .	157	157
992268242.UG.FTS.B, 29.49%, 3/23/25.. .	231	236	992263228.UG.FTS.B, 17.99%, 3/30/25.. .	2,861	2,912
992270406.UG.FTS.B, 29.49%, 3/23/25.. .	114	119	992293029.UG.FTS.B, 17.99%, 3/30/25.. .	800	818
992271242.UG.FTS.B, 29.49%, 3/23/25.. .	650	666	992355894.UG.FTS.B, 17.99%, 3/30/25.. .	247	252
992274225.UG.FTS.B, 29.49%, 3/23/25.. .	17	17	992365444.UG.FTS.B, 17.99%, 3/30/25.. .	35	3
992282179.UG.FTS.B, 29.49%, 3/23/25.. .	330	343	992173326.UG.FTS.B, 18.97%, 3/30/25.. .	132	132
992287585.UG.FTS.B, 29.49%, 3/23/25.. .	152	159	992149764.UG.FTS.B, 22.97%, 3/30/25.. .	1,479	1,489
992288841.UG.FTS.B, 29.49%, 3/23/25.. .	472	476	992199585.UG.FTS.B, 22.97%, 3/30/25.. .	372	368

franklintempleton.com	The accompanying notes are an integral part of these financial statements.			Annual Report	101

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
		Principal		Principal
Description		Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Upgrade, Inc. - Card (continued)				Upgrade, Inc. - Card (continued)
992181699.UG.FTS.B, 15.99%, 3/31/25.. . $		30	$30	992174565.UG.FTS.B, 17.99%, 4/02/25.. . $	125	$126
992300267.UG.FTS.B, 16.99%, 3/31/25.. .		1,214	1,236	992197966.UG.FTS.B, 17.99%, 4/02/25.. .	331	332
992200988.UG.FTS.B, 18.8%, 3/31/25.. . .		647	643	992219195.UG.FTS.B, 17.99%, 4/02/25.. .	668	669
992232064.UG.FTS.B, 19.21%, 3/31/25.. .		136	139	992236318.UG.FTS.B, 17.99%, 4/02/25.. .	397	404
992164081.UG.FTS.B, Zero Cpn, 4/01/25..		156	11	992247549.UG.FTS.B, 17.99%, 4/02/25.. .	362	371
992172008.UG.FTS.B, Zero Cpn, 4/01/25..		212	15	992281998.UG.FTS.B, 17.99%, 4/02/25.. .	900	914
992184914.UG.FTS.B, Zero Cpn, 4/01/25..		930	65	992322909.UG.FTS.B, 17.99%, 4/02/25.. .	299	300
992177013.UG.FTS.B, 15%, 4/01/25 . . . . .		1,652	1,648	992184078.UG.FTS.B, 18.97%, 4/02/25.. .	334	75
992385335.UG.FTS.B, 15%, 4/01/25 . . . . .		789	803	992218057.UG.FTS.B, 18.97%, 4/02/25.. .	268	173
992192029.UG.FTS.B, 15.97%, 4/01/25.. .		117	119	992194074.UG.FTS.B, 19.21%, 4/02/25.. .	1,829	1,857
992256830.UG.FTS.B, 15.97%, 4/01/25.. .		1,192	1,221	992219453.UG.FTS.B, 19.21%, 4/02/25.. .	76	77
992286025.UG.FTS.B, 15.97%, 4/01/25.. .		54	54	992227054.UG.FTS.B, 19.21%, 4/02/25.. .	1,505	1,496
992169526.UG.FTS.B, 16.99%, 4/01/25.. .		322	324	992235684.UG.FTS.B, 19.21%, 4/02/25.. .	247	253
992191535.UG.FTS.B, 16.99%, 4/01/25.. .		760	773	992172657.UG.FTS.B, 19.8%, 4/02/25.. . .	358	366
992318980.UG.FTS.B, 17.99%, 4/01/25.. .		5,187	5,306	992179184.UG.FTS.B, 19.8%, 4/02/25.. . .	98	9
992393499.UG.FTS.B, 17.99%, 4/01/25.. .		76	78	992218660.UG.FTS.B, 19.8%, 4/02/25.. . .	807	824
992192312.UG.FTS.B, 18.97%, 4/01/25.. .		18	–	992230269.UG.FTS.B, 19.8%, 4/02/25.. . .	11	11
992163423.UG.FTS.B, 19.21%, 4/01/25.. .		840	69	992237579.UG.FTS.B, 19.8%, 4/02/25.. . .	2,497	2,525
992192263.UG.FTS.B, 19.21%, 4/01/25.. .		105	108	992188005.UG.FTS.B, 20.46%, 4/02/25.. .	484	493
992228540.UG.FTS.B, 19.21%, 4/01/25.. .		126	128	992182027.UG.FTS.B, 20.97%, 4/02/25.. .	64	65
992160230.UG.FTS.B, 19.8%, 4/01/25.. . .		813	830	992196318.UG.FTS.B, 21.46%, 4/02/25.. .	43	43
992235536.UG.FTS.B, 19.8%, 4/01/25.. . .		362	371	992200970.UG.FTS.B, 21.46%, 4/02/25.. .	199	200
992218827.UG.FTS.B, 20.97%, 4/01/25.. .		1,625	1,659	992207780.UG.FTS.B, 21.46%, 4/02/25.. .	134	137
992192257.UG.FTS.B, 21.46%, 4/01/25.. .		33	33	992182313.UG.FTS.B, 21.98%, 4/02/25.. .	624	633
992192791.UG.FTS.B, 21.46%, 4/01/25.. .		208	212	992199234.UG.FTS.B, 21.98%, 4/02/25.. .	220	222
992202494.UG.FTS.B, 21.46%, 4/01/25.. .		261	260	992226718.UG.FTS.B, 21.98%, 4/02/25.. .	424	433
992213800.UG.FTS.B, 21.46%, 4/01/25.. .		5	5	992225777.UG.FTS.B, 23.95%, 4/02/25.. .	601	122
992201027.UG.FTS.B, 21.97%, 4/01/25.. .		321	42	992183546.UG.FTS.B, 24.95%, 4/02/25.. .	244	58
992159329.UG.FTS.B, 21.98%, 4/01/25.. .		211	214	992217766.UG.FTS.B, Zero Cpn, 4/03/25..	7,097	498
992168313.UG.FTS.B, 21.98%, 4/01/25.. .		291	(1)	992384961.UG.FTS.B, 14.97%, 4/03/25.. .	3	3
992169771.UG.FTS.B, 21.98%, 4/01/25.. .		78	–	992198813.UG.FTS.B, 17.99%, 4/03/25.. .	14	14
992189021.UG.FTS.B, 22.95%, 4/01/25.. .		540	48	992241413.UG.FTS.B, 17.99%, 4/03/25.. .	99	101
992173863.UG.FTS.B, 25.95%, 4/01/25.. .		62	61	992313879.UG.FTS.B, 17.99%, 4/03/25.. .	2,106	2,139
992184993.UG.FTS.B, Zero Cpn, 4/02/25..		4,628	323	992353489.UG.FTS.B, 17.99%, 4/03/25.. .	48	49
992217849.UG.FTS.B, 14.98%, 4/02/25.. .		3,692	3,749	992193179.UG.FTS.B, 18.97%, 4/03/25.. .	958	950
992279155.UG.FTS.B, 14.98%, 4/02/25.. .		525	538	992210631.UG.FTS.B, 18.97%, 4/03/25.. .	128	130
992184732.UG.FTS.B, 15%, 4/02/25 . . . . .		98	99	992214503.UG.FTS.B, 19.21%, 4/03/25.. .	188	21
992371293.UG.FTS.B, 15%, 4/02/25 . . . . .		231	235	992225420.UG.FTS.B, 19.21%, 4/03/25.. .	44	43
992218853.UG.FTS.B, 15.97%, 4/02/25.. .		2,133	2,189	992198438.UG.FTS.B, 20.97%, 4/03/25.. .	3,724	3,765
992237498.UG.FTS.B, 15.97%, 4/02/25.. .		6,991	7,106	992189142.UG.FTS.B, 21.46%, 4/03/25.. .	1,669	1,682
992262276.UG.FTS.B, 15.97%, 4/02/25.. .		312	317	992193789.UG.FTS.B, 21.46%, 4/03/25.. .	2,621	2,625
992275068.UG.FTS.B, 15.97%, 4/02/25.. .		308	316	992233042.UG.FTS.B, 21.46%, 4/03/25.. .	941	949
992348574.UG.FTS.B, 15.97%, 4/02/25.. .		2,127	2,161	992187308.UG.FTS.B, 22.97%, 4/03/25.. .	2,815	2,835
992349658.UG.FTS.B, 15.97%, 4/02/25.. .		2,208	2,244	992199186.UG.FTS.B, Zero Cpn, 4/04/25..	944	66
992420413.UG.FTS.B, 15.97%, 4/02/25.. .		112	112	992269592.UG.FTS.B, 14%, 4/04/25 . . . . .	42	42
992172915.UG.FTS.B, 16.99%, 4/02/25.. .		631	647	992270030.UG.FTS.B, 14%, 4/04/25 . . . . .	128	130
992199181.UG.FTS.B, 16.99%, 4/02/25.. .		1,066	1,083	992230337.UG.FTS.B, 14.98%, 4/04/25.. .	823	830
992201398.UG.FTS.B, 16.99%, 4/02/25.. .		226	231	992232001.UG.FTS.B, 15.97%, 4/04/25.. .	174	175
992211134.UG.FTS.B, 16.99%, 4/02/25. . .		127	127	992353155.UG.FTS.B, 15.97%, 4/04/25.. .	111	113
992213440.UG.FTS.B, 16.99%, 4/02/25.. .		535	543	992377313.UG.FTS.B, 15.97%, 4/04/25.. .	277	282
992220928.UG.FTS.B, 16.99%, 4/02/25.. .		159	159	992383612.UG.FTS.B, 16.99%, 4/04/25.. .	195	198
992224483.UG.FTS.B, 16.99%, 4/02/25.. .		226	232	992441413.UG.FTS.B, 16.99%, 4/04/25.. .	465	470
992252139.UG.FTS.B, 16.99%, 4/02/25.. .		258	265	992454336.UG.FTS.B, 16.99%, 4/04/25.. .	816	824
992269575.UG.FTS.B, 16.99%, 4/02/25.. .		1,234	1,242	992466354.UG.FTS.B, 16.99%, 4/04/25.. .	76	77
992312068.UG.FTS.B, 16.99%, 4/02/25.. .		66	67	992191130.UG.FTS.B, 17.97%, 4/04/25. . .	786	797
992340432.UG.FTS.B, 16.99%, 4/02/25.. .		530	536	992367030.UG.FTS.B, 17.97%, 4/04/25.. .	257	261
992409050.UG.FTS.B, 16.99%, 4/02/25.. .		675	676	992200137.UG.FTS.B, 17.99%, 4/04/25.. .	1,148	1,163
992262443.UG.FTS.B, 17.97%, 4/02/25.. .		15	15	992297432.UG.FTS.B, 17.99%, 4/04/25.. .	101	102

102	Annual Report	The accompanying notes are an integral part of these financial statements.			franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
	Principal			Principal
Description	Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Upgrade, Inc. - Card (continued)			Upgrade, Inc. - Card (continued)
992390189.UG.FTS.B, 17.99%, 4/04/25.. .	$ 1,017	$1,033	992321202.UG.FTS.B, 16.99%, 4/08/25.. . $ 824		$839
992415824.UG.FTS.B, 17.99%, 4/04/25.. .	493	497	992348109.UG.FTS.B, 16.99%, 4/08/25.. .	814	829
992201902.UG.FTS.B, 19.21%, 4/04/25.. .	1,752	1,776	992350446.UG.FTS.B, 16.99%, 4/08/25.. .	2,057	2,096
992197132.UG.FTS.B, 19.8%, 4/04/25.. . .	100	99	992374735.UG.FTS.B, 16.99%, 4/08/25.. .	39	3
992208957.UG.FTS.B, 19.8%, 4/04/25.. . .	159	159	992245686.UG.FTS.B, 17.97%, 4/08/25.. .	32	32
992235065.UG.FTS.B, 19.8%, 4/04/25.. . .	310	314	992232136.UG.FTS.B, 17.99%, 4/08/25.. .	286	291
992190275.UG.FTS.B, 20.46%, 4/04/25.. .	2,931	2,967	992236760.UG.FTS.B, 17.99%, 4/08/25.. .	2,599	2,643
992190970.UG.FTS.B, 20.46%, 4/04/25.. .	3,750	3,763	992248708.UG.FTS.B, 17.99%, 4/08/25.. .	570	580
992190267.UG.FTS.B, 20.97%, 4/04/25.. .	226	229	992254629.UG.FTS.B, 17.99%, 4/08/25.. .	743	756
992196700.UG.FTS.B, 20.97%, 4/04/25.. .	39	39	992259631.UG.FTS.B, 17.99%, 4/08/25.. .	534	544
992196124.UG.FTS.B, 21.46%, 4/04/25.. .	801	807	992276788.UG.FTS.B, 17.99%, 4/08/25.. .	1,033	71
992190196.UG.FTS.B, 21.98%, 4/04/25.. .	6,433	1,285	992310973.UG.FTS.B, 17.99%, 4/08/25.. .	214	218
992192969.UG.FTS.B, 22.97%, 4/04/25.. .	1,119	(40)	992331933.UG.FTS.B, 17.99%, 4/08/25.. .	2,554	287
992198663.UG.FTS.B, 23.95%, 4/04/25.. .	21	21	992369621.UG.FTS.B, 17.99%, 4/08/25.. .	825	839
992210094.UG.FTS.B, 26.94%, 4/04/25.. .	53	53	992429013.UG.FTS.B, 17.99%, 4/08/25.. .	220	222
992224958.UG.FTS.B, 15%, 4/05/25 . . . . .	299	304	992435139.UG.FTS.B, 17.99%, 4/08/25.. .	322	328
992210521.UG.FTS.B, 15.97%, 4/05/25.. .	283	287	992484516.UG.FTS.B, 17.99%, 4/08/25.. .	1,471	1,487
992231286.UG.FTS.B, 15.99%, 4/05/25.. .	2,013	2,034	992281411.UG.FTS.B, 15.97%, 4/09/25. . .	8,231	8,391
992223411.UG.FTS.B, 17.97%, 4/05/25. . .	153	156	992313494.UG.FTS.B, 15.97%, 4/09/25.. .	383	69
992208578.UG.FTS.B, 17.99%, 4/05/25.. .	1,807	(5)	992242978.UG.FTS.B, 16.99%, 4/09/25.. .	405	413
992212434.UG.FTS.B, 18.97%, 4/05/25.. .	592	39	992384703.UG.FTS.B, 16.99%, 4/09/25.. .	821	836
992218905.UG.FTS.B, 19.21%, 4/05/25.. .	1,250	1,268	992484832.UG.FTS.B, 16.99%, 4/09/25.. .	245	248
992202719.UG.FTS.B, 21.46%, 4/05/25.. .	423	427	992257803.UG.FTS.B, Zero Cpn, 4/10/25..	256	18
992216395.UG.FTS.B, 21.46%, 4/05/25.. .	1,427	1,439	992249542.UG.FTS.B, 14%, 4/10/25 . . . . .	161	162
992233548.UG.FTS.B, 21.46%, 4/05/25.. .	885	892	992257707.UG.FTS.B, 14.97%, 4/10/25.. .	25	25
992205889.UG.FTS.B, 22.95%, 4/05/25.. .	501	504	992263444.UG.FTS.B, 15.97%, 4/10/25.. .	406	413
992258586.UG.FTS.B, 14%, 4/06/25 . . . . .	273	278	992487071.UG.FTS.B, 15.97%, 4/10/25.. .	786	796
992209626.UG.FTS.B, 14.97%, 4/06/25.. .	645	649	992251291.UG.FTS.B, 15.99%, 4/10/25.. .	565	573
992210789.UG.FTS.B, 14.98%, 4/06/25.. .	3,605	391	992372039.UG.FTS.B, 15.99%, 4/10/25.. .	194	123
992260529.UG.FTS.B, 14.98%, 4/06/25.. .	425	427	992349348.UG.FTS.B, 16.99%, 4/10/25.. .	282	174
992212912.UG.FTS.B, 15%, 4/06/25 . . . . .	147	148	992454909.UG.FTS.B, 16.99%, 4/10/25.. .	166	169
992466445.UG.FTS.B, 15.97%, 4/06/25.. .	1,611	1,633	992264965.UG.FTS.B, 17.99%, 4/10/25.. .	89	90
992211451.UG.FTS.B, 16.99%, 4/06/25. . .	636	647	992335007.UG.FTS.B, 17.99%, 4/10/25.. .	4	4
992215323.UG.FTS.B, 16.99%, 4/06/25.. .	576	583	992302614.UG.FTS.B, 16.99%, 4/11/25. . .	578	589
992263186.UG.FTS.B, 16.99%, 4/06/25.. .	508	517	992442083.UG.FTS.B, 16.99%, 4/11/25. . .	193	196
992267047.UG.FTS.B, 16.99%, 4/06/25.. .	253	252	992372193.UG.FTS.B, 17.97%, 4/11/25. . .	124	126
992268809.UG.FTS.B, 16.99%, 4/06/25.. .	285	290	992288249.UG.FTS.B, 17.99%, 4/11/25. . .	817	92
992319770.UG.FTS.B, 16.99%, 4/06/25.. .	162	164	992288291.UG.FTS.B, 17.99%, 4/11/25. . .	71	53
992451476.UG.FTS.B, 16.99%, 4/06/25.. .	408	412	992408223.UG.FTS.B, 17.99%, 4/11/25. . .	88	89
992471275.UG.FTS.B, 16.99%, 4/06/25.. .	2,101	395	992286136.UG.FTS.B, 19.21%, 4/11/25. . .	884	890
992214605.UG.FTS.B, 17.99%, 4/06/25.. .	209	213	992290810.UG.FTS.B, 19.8%, 4/11/25.. . .	453	460
992224934.UG.FTS.B, 17.99%, 4/06/25.. .	1,316	1,311	992271681.UG.FTS.B, 20.46%, 4/11/25. . .	101	101
992247853.UG.FTS.B, 17.99%, 4/06/25.. .	414	421	992318004.UG.FTS.B, 21.98%, 4/11/25. . .	37	37
992255283.UG.FTS.B, 17.99%, 4/06/25.. .	90	90	992297219.UG.FTS.B, 15.97%, 4/12/25.. .	427	434
992345302.UG.FTS.B, 17.99%, 4/06/25.. .	508	516	992311968.UG.FTS.B, 15.97%, 4/12/25. . .	4,113	4,193
992221556.UG.FTS.B, 15.97%, 4/07/25.. .	199	202	992267819.UG.FTS.B, 16.99%, 4/12/25.. .	615	626
992243467.UG.FTS.B, 17.99%, 4/07/25.. .	221	223	992336329.UG.FTS.B, 16.99%, 4/12/25.. .	248	250
992249684.UG.FTS.B, Zero Cpn, 4/08/25..	189	13	992347580.UG.FTS.B, 16.99%, 4/12/25.. .	1,566	1,596
992237345.UG.FTS.B, 14.98%, 4/08/25.. .	174	173	992354175.UG.FTS.B, 16.99%, 4/12/25.. .	82	83
992298729.UG.FTS.B, 14.98%, 4/08/25.. .	243	248	992446802.UG.FTS.B, 16.99%, 4/12/25.. .	2,599	2,627
992253577.UG.FTS.B, 15.97%, 4/08/25.. .	598	608	992276700.UG.FTS.B, 17.99%, 4/12/25.. .	2,191	153
992368155.UG.FTS.B, 15.97%, 4/08/25.. .	110	110	992307762.UG.FTS.B, 17.99%, 4/12/25.. .	1,830	1,844
992379331.UG.FTS.B, 15.97%, 4/08/25.. .	1,652	1,651	992274342.UG.FTS.B, 18.97%, 4/12/25.. .	340	343
992386280.UG.FTS.B, 15.97%, 4/08/25.. .	3,272	3,334	992295225.UG.FTS.B, 21.98%, 4/12/25.. .	275	278
992394992.UG.FTS.B, 15.97%, 4/08/25.. .	861	877	992331622.UG.FTS.B, 23.95%, 4/12/25.. .	244	246
992415561.UG.FTS.B, 15.97%, 4/08/25.. .	124	124	992276560.UG.FTS.B, Zero Cpn, 4/13/25..	3,766	264
992239443.UG.FTS.B, 16.99%, 4/08/25.. .	1,055	1,061	992281705.UG.FTS.B, Zero Cpn, 4/13/25..	2,902	203
992320559.UG.FTS.B, 16.99%, 4/08/25.. .	321	325	992322854.UG.FTS.B, 14%, 4/13/25 . . . . .	2,134	2,164

franklintempleton.com	The accompanying notes are an integral part of these financial statements.			Annual Report	103

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
		Principal		Principal
Description		Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Upgrade, Inc. - Card (continued)				Upgrade, Inc. - Card (continued)
992508367.UG.FTS.B, 14%, 4/13/25 . . . . . $		3,964	$4,010	992309878.UG.FTS.B, 19.8%, 4/14/25.. . . $	2,181	$2,219
992290392.UG.FTS.B, 15.97%, 4/13/25.. .		1,450	1,461	992285986.UG.FTS.B, 19.99%, 4/14/25.. .	89	92
992351798.UG.FTS.B, 15.97%, 4/13/25.. .		30	31	992287169.UG.FTS.B, 19.99%, 4/14/25.. .	86	89
992513612.UG.FTS.B, 15.97%, 4/13/25.. .		1,326	1,343	992290100.UG.FTS.B, 19.99%, 4/14/25.. .	3,547	3,676
992537011.UG.FTS.B, 15.97%, 4/13/25. . .		3,552	3,598	992281600.UG.FTS.B, 20.46%, 4/14/25.. .	807	812
992275766.UG.FTS.B, 16.99%, 4/13/25.. .		364	368	992292288.UG.FTS.B, 20.46%, 4/14/25.. .	2,386	78
992277654.UG.FTS.B, 16.99%, 4/13/25.. .		2,424	2,469	992288833.UG.FTS.B, 20.97%, 4/14/25.. .	135	136
992278529.UG.FTS.B, 16.99%, 4/13/25.. .		1,222	11	992289091.UG.FTS.B, 20.97%, 4/14/25.. .	641	651
992287880.UG.FTS.B, 16.99%, 4/13/25.. .		540	551	992281950.UG.FTS.B, 21.46%, 4/14/25.. .	902	897
992322383.UG.FTS.B, 16.99%, 4/13/25.. .		1,129	1,147	992308779.UG.FTS.B, 21.46%, 4/14/25.. .	–	–
992475493.UG.FTS.B, 16.99%, 4/13/25.. .		216	219	992287032.UG.FTS.B, 23.95%, 4/14/25.. .	320	41
992341657.UG.FTS.B, 17.99%, 4/13/25.. .		46	45	992285755.UG.FTS.B, 28.98%, 4/14/25.. .	3,072	820
992369219.UG.FTS.B, 17.99%, 4/13/25.. .		496	505	992289187.UG.FTS.B, 28.98%, 4/14/25.. .	187	194
992274015.UG.FTS.B, 18.21%, 4/13/25.. .		1,022	1,032	992289614.UG.FTS.B, 28.98%, 4/14/25.. .	243	166
992328216.UG.FTS.B, 18.97%, 4/13/25.. .		40	40	992289647.UG.FTS.B, 28.98%, 4/14/25.. .	1,429	1,393
992335769.UG.FTS.B, 19.21%, 4/13/25.. .		1,897	1,924	992289975.UG.FTS.B, 28.98%, 4/14/25.. .	213	217
992390041.UG.FTS.B, 19.21%, 4/13/25.. .		70	70	992294748.UG.FTS.B, 28.98%, 4/14/25.. .	750	765
992403270.UG.FTS.B, 19.21%, 4/13/25.. .		165	168	992305613.UG.FTS.B, 28.98%, 4/14/25.. .	341	352
992276515.UG.FTS.B, 19.8%, 4/13/25.. . .		6	6	992310447.UG.FTS.B, 28.98%, 4/14/25.. .	489	503
992297895.UG.FTS.B, 19.8%, 4/13/25.. . .		555	563	992292330.UG.FTS.B, 29.46%, 4/14/25.. .	119	16
992413558.UG.FTS.B, 20.46%, 4/13/25.. .		386	387	992289073.UG.FTS.B, 29.48%, 4/14/25.. .	805	177
992279083.UG.FTS.B, 20.97%, 4/13/25.. .		1,872	1,864	992286120.UG.FTS.B, 29.49%, 4/14/25.. .	1,403	1,391
992317691.UG.FTS.B, 20.97%, 4/13/25.. .		291	295	992287252.UG.FTS.B, 29.49%, 4/14/25.. .	47	(2)
992329125.UG.FTS.B, 20.97%, 4/13/25.. .		57	57	992287298.UG.FTS.B, 29.49%, 4/14/25.. .	235	244
992337065.UG.FTS.B, 20.97%, 4/13/25.. .		142	29	992288991.UG.FTS.B, 29.49%, 4/14/25.. .	122	126
992372306.UG.FTS.B, 20.97%, 4/13/25.. .		44	44	992290539.UG.FTS.B, 29.49%, 4/14/25.. .	608	583
992275798.UG.FTS.B, 21.46%, 4/13/25.. .		903	904	992296626.UG.FTS.B, 29.49%, 4/14/25.. .	96	96
992278017.UG.FTS.B, 21.46%, 4/13/25.. .		724	521	992300865.UG.FTS.B, 29.49%, 4/14/25.. .	210	47
992299528.UG.FTS.B, 21.46%, 4/13/25.. .		179	181	992308681.UG.FTS.B, 29.49%, 4/14/25.. .	153	151
992307235.UG.FTS.B, 21.46%, 4/13/25.. .		176	178	992296355.UG.FTS.B, 14%, 4/15/25 . . . . .	79	79
992336126.UG.FTS.B, 21.46%, 4/13/25.. .		151	152	992303661.UG.FTS.B, 14.97%, 4/15/25.. .	2,054	2,096
992355419.UG.FTS.B, 21.46%, 4/13/25.. .		261	264	992303123.UG.FTS.B, 14.98%, 4/15/25.. .	1,643	1,674
992293222.UG.FTS.B, 21.98%, 4/13/25.. .		925	936	992308602.UG.FTS.B, 15%, 4/15/25 . . . . .	480	489
992363717.UG.FTS.B, 21.98%, 4/13/25.. .		145	146	992347128.UG.FTS.B, 15.97%, 4/15/25.. .	5,977	678
992274704.UG.FTS.B, 22.97%, 4/13/25.. .		167	167	992364174.UG.FTS.B, 15.97%, 4/15/25.. .	228	44
992307983.UG.FTS.B, 22.97%, 4/13/25.. .		16	16	992303883.UG.FTS.B, 15.99%, 4/15/25.. .	1,602	1,631
992300560.UG.FTS.B, Zero Cpn, 4/14/25..		117	8	992297524.UG.FTS.B, 16.99%, 4/15/25.. .	1,366	1,392
992295363.UG.FTS.B, 14.98%, 4/14/25.. .		180	181	992307848.UG.FTS.B, 16.99%, 4/15/25.. .	226	230
992295323.UG.FTS.B, 15.97%, 4/14/25.. .		80	81	992309103.UG.FTS.B, 16.99%, 4/15/25.. .	178	181
992298905.UG.FTS.B, 15.97%, 4/14/25.. .		25	25	992320370.UG.FTS.B, 16.99%, 4/15/25.. .	1,215	240
992340474.UG.FTS.B, 15.97%, 4/14/25.. .		1,347	1,374	992331909.UG.FTS.B, 16.99%, 4/15/25.. .	850	167
992336097.UG.FTS.B, 15.99%, 4/14/25.. .		339	345	992340458.UG.FTS.B, 16.99%, 4/15/25.. .	102	101
992285725.UG.FTS.B, 16.83%, 4/14/25.. .		2,113	2,152	992335446.UG.FTS.B, 17.97%, 4/15/25.. .	456	464
992289110.UG.FTS.B, 16.83%, 4/14/25. . .		1,875	1,910	992294877.UG.FTS.B, 17.99%, 4/15/25.. .	178	182
992300816.UG.FTS.B, 16.99%, 4/14/25.. .		517	528	992301536.UG.FTS.B, 17.99%, 4/15/25.. .	124	126
992316418.UG.FTS.B, 16.99%, 4/14/25.. .		1,150	1,170	992560169.UG.FTS.B, 17.99%, 4/15/25.. .	282	281
992564416.UG.FTS.B, 16.99%, 4/14/25.. .		898	910	992303576.UG.FTS.B, 19.21%, 4/15/25.. .	370	(1)
992286863.UG.FTS.B, 17.49%, 4/14/25.. .		298	300	992294661.UG.FTS.B, 19.8%, 4/15/25.. . .	3,499	3,558
992284980.UG.FTS.B, 17.88%, 4/14/25.. .		1,402	1,427	992296404.UG.FTS.B, 19.8%, 4/15/25.. . .	2,030	2,019
992290644.UG.FTS.B, 17.88%, 4/14/25.. .		290	292	992297561.UG.FTS.B, 19.8%, 4/15/25.. . .	115	115
992316285.UG.FTS.B, 17.99%, 4/14/25.. .		485	494	992299386.UG.FTS.B, 20.97%, 4/15/25.. .	33	33
992324578.UG.FTS.B, 17.99%, 4/14/25.. .		439	444	992295534.UG.FTS.B, 21.46%, 4/15/25.. .	1,529	1,532
992327489.UG.FTS.B, 17.99%, 4/14/25.. .		38	38	992297152.UG.FTS.B, 21.46%, 4/15/25.. .	380	382
992286777.UG.FTS.B, 18.8%, 4/14/25.. . .		9	9	992306919.UG.FTS.B, 21.46%, 4/15/25.. .	186	185
992305826.UG.FTS.B, 18.97%, 4/14/25.. .		150	151	992301228.UG.FTS.B, 21.98%, 4/15/25.. .	23	23
992285945.UG.FTS.B, 19.21%, 4/14/25.. .		292	297	992303407.UG.FTS.B, 23.95%, 4/15/25.. .	201	202
992291071.UG.FTS.B, 19.21%, 4/14/25.. .		36	15	992307624.UG.FTS.B, 26.94%, 4/15/25.. .	455	459
992286128.UG.FTS.B, 19.8%, 4/14/25.. . .		438	440	992296314.UG.FTS.B, 27.99%, 4/15/25.. .	66	68

104	Annual Report	The accompanying notes are an integral part of these financial statements.			franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
	Principal			Principal
Description	Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Upgrade, Inc. - Card (continued)			Upgrade, Inc. - Card (continued)
992295308.UG.FTS.B, 28.98%, 4/15/25.. .	$ 162	$167	992305064.UG.FTS.B, 21.97%, 4/16/25.. . $ 140		$17
992295752.UG.FTS.B, 28.98%, 4/15/25.. .	2,344	517	992309577.UG.FTS.B, 21.98%, 4/16/25.. .	3,353	3,400
992296027.UG.FTS.B, 28.98%, 4/15/25.. .	292	302	992326041.UG.FTS.B, 21.98%, 4/16/25.. .	326	331
992297340.UG.FTS.B, 28.98%, 4/15/25.. .	894	924	992309950.UG.FTS.B, 22.95%, 4/16/25.. .	630	637
992298164.UG.FTS.B, 28.98%, 4/15/25.. .	985	1,020	992336195.UG.FTS.B, 22.97%, 4/16/25.. .	162	20
992298380.UG.FTS.B, 28.98%, 4/15/25.. .	22	22	992304273.UG.FTS.B, 27.95%, 4/16/25.. .	130	55
992299571.UG.FTS.B, 28.98%, 4/15/25.. .	587	598	992308738.UG.FTS.B, 27.95%, 4/16/25.. .	1,630	1,587
992300707.UG.FTS.B, 28.98%, 4/15/25.. .	954	971	992304599.UG.FTS.B, 28.98%, 4/16/25.. .	738	742
992300880.UG.FTS.B, 28.98%, 4/15/25.. .	624	638	992304829.UG.FTS.B, 28.98%, 4/16/25.. .	276	179
992301426.UG.FTS.B, 28.98%, 4/15/25.. .	329	341	992305019.UG.FTS.B, 28.98%, 4/16/25.. .	73	74
992304581.UG.FTS.B, 28.98%, 4/15/25.. .	725	488	992305433.UG.FTS.B, 28.98%, 4/16/25.. .	131	136
992308046.UG.FTS.B, 28.98%, 4/15/25.. .	144	150	992306028.UG.FTS.B, 28.98%, 4/16/25.. .	69	70
992309543.UG.FTS.B, 28.98%, 4/15/25.. .	13	13	992306115.UG.FTS.B, 28.98%, 4/16/25. . .	1,197	1,219
992309552.UG.FTS.B, 28.98%, 4/15/25.. .	243	239	992306619.UG.FTS.B, 28.98%, 4/16/25.. .	175	174
992297156.UG.FTS.B, 29.46%, 4/15/25.. .	544	541	992306978.UG.FTS.B, 28.98%, 4/16/25.. .	1,000	222
992299371.UG.FTS.B, 29.46%, 4/15/25.. .	989	1,025	992307236.UG.FTS.B, 28.98%, 4/16/25.. .	132	90
992305164.UG.FTS.B, 29.46%, 4/15/25.. .	31	30	992307424.UG.FTS.B, 28.98%, 4/16/25.. .	329	322
992294654.UG.FTS.B, 29.49%, 4/15/25.. .	211	219	992307777.UG.FTS.B, 28.98%, 4/16/25.. .	1,616	1,669
992296250.UG.FTS.B, 29.49%, 4/15/25.. .	1,153	(21)	992308010.UG.FTS.B, 28.98%, 4/16/25.. .	155	160
992296627.UG.FTS.B, 29.49%, 4/15/25.. .	863	866	992308414.UG.FTS.B, 28.98%, 4/16/25.. .	235	243
992296767.UG.FTS.B, 29.49%, 4/15/25.. .	25	25	992308417.UG.FTS.B, 28.98%, 4/16/25.. .	305	68
992296907.UG.FTS.B, 29.49%, 4/15/25.. .	220	221	992308705.UG.FTS.B, 28.98%, 4/16/25.. .	232	231
992297557.UG.FTS.B, 29.49%, 4/15/25.. .	997	970	992309398.UG.FTS.B, 28.98%, 4/16/25.. .	593	(24)
992298213.UG.FTS.B, 29.49%, 4/15/25.. .	520	35	992309686.UG.FTS.B, 28.98%, 4/16/25.. .	295	296
992298614.UG.FTS.B, 29.49%, 4/15/25.. .	194	201	992310073.UG.FTS.B, 28.98%, 4/16/25.. .	59	61
992298646.UG.FTS.B, 29.49%, 4/15/25.. .	36	36	992310638.UG.FTS.B, 28.98%, 4/16/25.. .	1,046	1,084
992298750.UG.FTS.B, 29.49%, 4/15/25.. .	490	509	992306408.UG.FTS.B, 29.46%, 4/16/25.. .	1,305	294
992300375.UG.FTS.B, 29.49%, 4/15/25.. .	551	37	992308316.UG.FTS.B, 29.46%, 4/16/25.. .	18	18
992301567.UG.FTS.B, 29.49%, 4/15/25.. .	1,979	2,023	992304294.UG.FTS.B, 29.49%, 4/16/25.. .	259	269
992305034.UG.FTS.B, 29.49%, 4/15/25.. .	139	145	992304303.UG.FTS.B, 29.49%, 4/16/25.. .	425	432
992308453.UG.FTS.B, 29.49%, 4/15/25.. .	166	172	992304610.UG.FTS.B, 29.49%, 4/16/25.. .	35	35
992310696.UG.FTS.B, 29.49%, 4/15/25.. .	266	263	992304613.UG.FTS.B, 29.49%, 4/16/25.. .	143	139
992308160.UG.FTS.B, Zero Cpn, 4/16/25..	297	20	992304939.UG.FTS.B, 29.49%, 4/16/25.. .	65	65
992308394.UG.FTS.B, Zero Cpn, 4/16/25..	234	16	992305076.UG.FTS.B, 29.49%, 4/16/25.. .	197	200
992308869.UG.FTS.B, Zero Cpn, 4/16/25..	621	43	992305333.UG.FTS.B, 29.49%, 4/16/25.. .	621	138
992580136.UG.FTS.B, 15%, 4/16/25 . . . . .	156	157	992305361.UG.FTS.B, 29.49%, 4/16/25.. .	136	141
992308265.UG.FTS.B, 15.97%, 4/16/25.. .	495	96	992305535.UG.FTS.B, 29.49%, 4/16/25.. .	77	77
992386827.UG.FTS.B, 15.97%, 4/16/25.. .	938	957	992306027.UG.FTS.B, 29.49%, 4/16/25.. .	213	147
992414496.UG.FTS.B, 15.97%, 4/16/25.. .	193	197	992306689.UG.FTS.B, 29.49%, 4/16/25.. .	103	103
992498711.UG.FTS.B, 15.97%, 4/16/25. . .	162	164	992307004.UG.FTS.B, 29.49%, 4/16/25.. .	44	44
992553584.UG.FTS.B, 15.99%, 4/16/25.. .	3,183	33	992307426.UG.FTS.B, 29.49%, 4/16/25.. .	701	727
992525722.UG.FTS.B, 16.99%, 4/16/25.. .	2,048	2,090	992307821.UG.FTS.B, 29.49%, 4/16/25.. .	43	43
992316046.UG.FTS.B, 17.99%, 4/16/25.. .	297	303	992308258.UG.FTS.B, 29.49%, 4/16/25.. .	27	24
992306849.UG.FTS.B, 18.21%, 4/16/25.. .	584	594	992308653.UG.FTS.B, 29.49%, 4/16/25.. .	38	38
992304908.UG.FTS.B, 19.99%, 4/16/25.. .	2,483	2,481	992308785.UG.FTS.B, 29.49%, 4/16/25.. .	880	896
992305308.UG.FTS.B, 19.99%, 4/16/25.. .	301	311	992308819.UG.FTS.B, 29.49%, 4/16/25.. .	215	(5)
992306261.UG.FTS.B, 19.99%, 4/16/25.. .	763	772	992308950.UG.FTS.B, 29.49%, 4/16/25.. .	258	268
992307581.UG.FTS.B, 19.99%, 4/16/25.. .	516	535	992309024.UG.FTS.B, 29.49%, 4/16/25.. .	26	26
992307679.UG.FTS.B, 19.99%, 4/16/25.. .	309	315	992309220.UG.FTS.B, 29.49%, 4/16/25.. .	1,693	1,137
992308797.UG.FTS.B, 19.99%, 4/16/25.. .	89	91	992309651.UG.FTS.B, 29.49%, 4/16/25.. .	–	–
992309236.UG.FTS.B, 19.99%, 4/16/25.. .	714	740	992309988.UG.FTS.B, 29.49%, 4/16/25.. .	645	658
992309341.UG.FTS.B, 19.99%, 4/16/25.. .	1,398	1,407	992310247.UG.FTS.B, 29.49%, 4/16/25.. .	144	149
992309419.UG.FTS.B, 19.99%, 4/16/25.. .	191	195	992310266.UG.FTS.B, 29.49%, 4/16/25.. .	65	66
992310357.UG.FTS.B, 19.99%, 4/16/25.. .	–	–	992310325.UG.FTS.B, 29.49%, 4/16/25.. .	145	32
992460462.UG.FTS.B, 20.97%, 4/16/25.. .	434	285	992468316.UG.FTS.B, Zero Cpn, 4/17/25..	496	35
992305605.UG.FTS.B, 21.46%, 4/16/25.. .	918	931	992539494.UG.FTS.B, Zero Cpn, 4/17/25..	129	9
992307184.UG.FTS.B, 21.46%, 4/16/25.. .	32	32	992355317.UG.FTS.B, 15%, 4/17/25 . . . . .	241	245
992381662.UG.FTS.B, 21.46%, 4/16/25.. .	210	212	992327747.UG.FTS.B, 15.97%, 4/17/25.. .	198	197

franklintempleton.com	The accompanying notes are an integral part of these financial statements.			Annual Report	105

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
		Principal		Principal
Description		Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Upgrade, Inc. - Card (continued)				Upgrade, Inc. - Card (continued)
992323147.UG.FTS.B, 16.99%, 4/17/25.. . $		2,502	$2,501	992544000.UG.FTS.B, 16.99%, 4/19/25.. . $	274	$278
992323905.UG.FTS.B, 16.99%, 4/17/25.. .		4,521	4,582	992334061.UG.FTS.B, 17.99%, 4/19/25.. .	686	700
992597031.UG.FTS.B, 16.99%, 4/17/25.. .		241	244	992340040.UG.FTS.B, 17.99%, 4/19/25.. .	1,293	1,308
992350640.UG.FTS.B, 17.99%, 4/17/25.. .		3,960	4,040	992335335.UG.FTS.B, 19.21%, 4/19/25.. .	675	685
992372747.UG.FTS.B, 17.99%, 4/17/25.. .		196	200	992563597.UG.FTS.B, 19.8%, 4/19/25.. . .	473	304
992380827.UG.FTS.B, 20.46%, 4/17/25.. .		124	125	992357699.UG.FTS.B, 19.99%, 4/19/25.. .	182	188
992326342.UG.FTS.B, Zero Cpn, 4/18/25..		419	29	992400112.UG.FTS.B, 19.99%, 4/19/25. . .	367	378
992366350.UG.FTS.B, 14.97%, 4/18/25.. .		190	194	992400662.UG.FTS.B, 19.99%, 4/19/25.. .	354	240
992383416.UG.FTS.B, 14.97%, 4/18/25.. .		79	80	992443784.UG.FTS.B, 19.99%, 4/19/25.. .	224	(2)
992421509.UG.FTS.B, 15%, 4/18/25 . . . . .		168	169	992335621.UG.FTS.B, 20.46%, 4/19/25.. .	2,406	2,419
992345440.UG.FTS.B, 15.97%, 4/18/25.. .		277	279	992367825.UG.FTS.B, 20.46%, 4/19/25.. .	1,674	1,683
992397485.UG.FTS.B, 15.97%, 4/18/25.. .		237	241	992332950.UG.FTS.B, 21.98%, 4/19/25.. .	3,363	3,409
992484763.UG.FTS.B, 15.97%, 4/18/25.. .		450	460	992351332.UG.FTS.B, 26.94%, 4/19/25.. .	1,447	1,434
992546771.UG.FTS.B, 15.97%, 4/18/25.. .		3,345	3,365	992334959.UG.FTS.B, 28.98%, 4/19/25.. .	157	156
992323983.UG.FTS.B, 16.99%, 4/18/25.. .		99	100	992335011.UG.FTS.B, 28.98%, 4/19/25. . .	684	90
992329160.UG.FTS.B, 16.99%, 4/18/25.. .		1,751	1,786	992340621.UG.FTS.B, 28.98%, 4/19/25.. .	253	261
992356139.UG.FTS.B, 16.99%, 4/18/25.. .		341	348	992343828.UG.FTS.B, 28.98%, 4/19/25.. .	34	34
992387534.UG.FTS.B, 16.99%, 4/18/25.. .		352	358	992345799.UG.FTS.B, 28.98%, 4/19/25.. .	69	68
992324428.UG.FTS.B, 17.99%, 4/18/25.. .		603	615	992355045.UG.FTS.B, 28.98%, 4/19/25.. .	250	257
992347652.UG.FTS.B, 17.99%, 4/18/25.. .		1,658	1,692	992356069.UG.FTS.B, 28.98%, 4/19/25.. .	340	345
992350959.UG.FTS.B, 17.99%, 4/18/25.. .		2,800	1,789	992377634.UG.FTS.B, 28.98%, 4/19/25.. .	473	491
992380390.UG.FTS.B, 17.99%, 4/18/25.. .		545	545	992422280.UG.FTS.B, 28.98%, 4/19/25.. .	105	106
992403384.UG.FTS.B, 17.99%, 4/18/25.. .		785	801	992422411.UG.FTS.B, 28.98%, 4/19/25. . .	1,475	1,496
992402637.UG.FTS.B, 19.99%, 4/18/25.. .		–	–	992428210.UG.FTS.B, 28.98%, 4/19/25.. .	311	321
992385404.UG.FTS.B, 20.97%, 4/18/25.. .		167	170	992485761.UG.FTS.B, 28.98%, 4/19/25.. .	1,324	1,372
992322893.UG.FTS.B, 28.98%, 4/18/25.. .		163	169	992492586.UG.FTS.B, 28.98%, 4/19/25.. .	442	448
992322987.UG.FTS.B, 28.98%, 4/18/25.. .		314	324	992602877.UG.FTS.B, 28.98%, 4/19/25.. .	90	93
992325295.UG.FTS.B, 28.98%, 4/18/25.. .		184	191	992609572.UG.FTS.B, 28.98%, 4/19/25.. .	100	101
992327973.UG.FTS.B, 28.98%, 4/18/25.. .		492	493	992394779.UG.FTS.B, 29.45%, 4/19/25.. .	95	95
992344450.UG.FTS.B, 28.98%, 4/18/25.. .		8	8	992356350.UG.FTS.B, 29.46%, 4/19/25.. .	509	499
992397735.UG.FTS.B, 28.98%, 4/18/25.. .		111	115	992382302.UG.FTS.B, 29.48%, 4/19/25.. .	771	795
992461866.UG.FTS.B, 28.98%, 4/18/25.. .		2,395	2,445	992429923.UG.FTS.B, 29.48%, 4/19/25.. .	79	81
992341212.UG.FTS.B, 29.45%, 4/18/25.. .		1,400	1,450	992332787.UG.FTS.B, 29.49%, 4/19/25.. .	340	352
992346087.UG.FTS.B, 29.48%, 4/18/25.. .		136	142	992336209.UG.FTS.B, 29.49%, 4/19/25.. .	394	405
992322780.UG.FTS.B, 29.49%, 4/18/25.. .		55	57	992336355.UG.FTS.B, 29.49%, 4/19/25.. .	2,198	2,271
992323207.UG.FTS.B, 29.49%, 4/18/25.. .		427	285	992336459.UG.FTS.B, 29.49%, 4/19/25.. .	241	32
992323564.UG.FTS.B, 29.49%, 4/18/25.. .		139	144	992336939.UG.FTS.B, 29.49%, 4/19/25.. .	164	169
992323640.UG.FTS.B, 29.49%, 4/18/25.. .		789	806	992339462.UG.FTS.B, 29.49%, 4/19/25.. .	904	906
992323711.UG.FTS.B, 29.49%, 4/18/25. . .		172	179	992341019.UG.FTS.B, 29.49%, 4/19/25.. .	70	54
992326834.UG.FTS.B, 29.49%, 4/18/25.. .		149	96	992342956.UG.FTS.B, 29.49%, 4/19/25.. .	9	9
992327642.UG.FTS.B, 29.49%, 4/18/25.. .		334	(13)	992345740.UG.FTS.B, 29.49%, 4/19/25.. .	301	304
992337233.UG.FTS.B, 29.49%, 4/18/25.. .		61	9	992358044.UG.FTS.B, 29.49%, 4/19/25.. .	138	143
992340847.UG.FTS.B, 29.49%, 4/18/25.. .		675	677	992381989.UG.FTS.B, 29.49%, 4/19/25.. .	437	425
992351999.UG.FTS.B, 29.49%, 4/18/25.. .		178	184	992384802.UG.FTS.B, 29.49%, 4/19/25.. .	2,477	2,524
992368603.UG.FTS.B, 29.49%, 4/18/25.. .		454	469	992391064.UG.FTS.B, 29.49%, 4/19/25.. .	555	72
992410410.UG.FTS.B, 29.49%, 4/18/25.. .		479	489	992394877.UG.FTS.B, 29.49%, 4/19/25.. .	143	148
992418086.UG.FTS.B, 29.49%, 4/18/25.. .		453	470	992396234.UG.FTS.B, 29.49%, 4/19/25.. .	444	335
992423259.UG.FTS.B, 29.49%, 4/18/25.. .		248	165	992399071.UG.FTS.B, 29.49%, 4/19/25.. .	15	15
992473484.UG.FTS.B, 29.49%, 4/18/25.. .		780	104	992399512.UG.FTS.B, 29.49%, 4/19/25.. .	1,908	1,979
992490012.UG.FTS.B, 29.49%, 4/18/25.. .		702	92	992418689.UG.FTS.B, 29.49%, 4/19/25.. .	441	30
992357010.UG.FTS.B, Zero Cpn, 4/19/25..		884	61	992447664.UG.FTS.B, 29.49%, 4/19/25.. .	126	17
992371729.UG.FTS.B, Zero Cpn, 4/19/25..		556	39	992451835.UG.FTS.B, 29.49%, 4/19/25.. .	3,235	3,353
992514947.UG.FTS.B, Zero Cpn, 4/19/25..		539	38	992499847.UG.FTS.B, 29.49%, 4/19/25.. .	140	(13)
992367233.UG.FTS.B, 15%, 4/19/25 . . . . .		626	639	992508385.UG.FTS.B, 29.49%, 4/19/25.. .	120	123
992572123.UG.FTS.B, 15%, 4/19/25 . . . . .		40	40	992579924.UG.FTS.B, 29.49%, 4/19/25.. .	169	172
992334963.UG.FTS.B, 15.97%, 4/19/25.. .		3,205	3,273	992585077.UG.FTS.B, 29.49%, 4/19/25.. .	264	266
992487984.UG.FTS.B, 15.97%, 4/19/25.. .		348	356	992611397.UG.FTS.B, 29.49%, 4/19/25. . .	137	140
992335615.UG.FTS.B, 16.99%, 4/19/25.. .		2,401	2,444	992338892.UG.FTS.B, Zero Cpn, 4/20/25..	90	6

106	Annual Report	The accompanying notes are an integral part of these financial statements.			franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
	Principal			Principal
Description	Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Upgrade, Inc. - Card (continued)			Upgrade, Inc. - Card (continued)
992340935.UG.FTS.B, Zero Cpn, 4/20/25..	$ 1,819	$126	992339835.UG.FTS.B, 28.98%, 4/20/25.. . $ 574		$580
992341040.UG.FTS.B, Zero Cpn, 4/20/25..	339	23	992340205.UG.FTS.B, 28.98%, 4/20/25.. .	159	165
992349601.UG.FTS.B, Zero Cpn, 4/20/25..	139	10	992340689.UG.FTS.B, 28.98%, 4/20/25.. .	1,130	1,149
992351236.UG.FTS.B, Zero Cpn, 4/20/25..	628	43	992340949.UG.FTS.B, 28.98%, 4/20/25.. .	1,274	846
992371923.UG.FTS.B, Zero Cpn, 4/20/25..	203	14	992341712.UG.FTS.B, 28.98%, 4/20/25.. .	199	202
992375302.UG.FTS.B, Zero Cpn, 4/20/25..	37	2	992342447.UG.FTS.B, 28.98%, 4/20/25.. .	727	745
992380113.UG.FTS.B, Zero Cpn, 4/20/25..	809	57	992342749.UG.FTS.B, 28.98%, 4/20/25.. .	844	875
992399777.UG.FTS.B, Zero Cpn, 4/20/25..	197	14	992343059.UG.FTS.B, 28.98%, 4/20/25.. .	248	16
992404796.UG.FTS.B, Zero Cpn, 4/20/25..	164	11	992343369.UG.FTS.B, 28.98%, 4/20/25.. .	257	265
992413243.UG.FTS.B, Zero Cpn, 4/20/25..	490	34	992345562.UG.FTS.B, 28.98%, 4/20/25.. .	226	235
992429841.UG.FTS.B, Zero Cpn, 4/20/25..	677	47	992345748.UG.FTS.B, 28.98%, 4/20/25.. .	37	(2)
992465438.UG.FTS.B, Zero Cpn, 4/20/25..	352	24	992346258.UG.FTS.B, 28.98%, 4/20/25.. .	395	393
992500636.UG.FTS.B, Zero Cpn, 4/20/25..	166	11	992346826.UG.FTS.B, 28.98%, 4/20/25.. .	356	354
992501748.UG.FTS.B, Zero Cpn, 4/20/25..	116	8	992350796.UG.FTS.B, 28.98%, 4/20/25.. .	554	575
992338902.UG.FTS.B, 15.97%, 4/20/25.. .	929	947	992350941.UG.FTS.B, 28.98%, 4/20/25.. .	602	622
992343511.UG.FTS.B, 18.97%, 4/20/25. . .	570	581	992352215.UG.FTS.B, 28.98%, 4/20/25.. .	1,686	1,706
992341718.UG.FTS.B, 19.99%, 4/20/25.. .	1,475	1,530	992352243.UG.FTS.B, 28.98%, 4/20/25.. .	229	238
992343551.UG.FTS.B, 19.99%, 4/20/25.. .	172	179	992354011.UG.FTS.B, 28.98%, 4/20/25. . .	85	84
992344561.UG.FTS.B, 19.99%, 4/20/25.. .	10	10	992355254.UG.FTS.B, 28.98%, 4/20/25.. .	214	222
992344998.UG.FTS.B, 19.99%, 4/20/25.. .	1,447	1,484	992355518.UG.FTS.B, 28.98%, 4/20/25.. .	584	592
992345097.UG.FTS.B, 19.99%, 4/20/25.. .	284	293	992355874.UG.FTS.B, 28.98%, 4/20/25.. .	539	553
992345531.UG.FTS.B, 19.99%, 4/20/25.. .	–	–	992357502.UG.FTS.B, 28.98%, 4/20/25.. .	148	(5)
992345537.UG.FTS.B, 19.99%, 4/20/25.. .	69	71	992358247.UG.FTS.B, 28.98%, 4/20/25.. .	2,069	2,121
992346384.UG.FTS.B, 19.99%, 4/20/25.. .	314	324	992359827.UG.FTS.B, 28.98%, 4/20/25.. .	198	205
992350961.UG.FTS.B, 19.99%, 4/20/25.. .	835	866	992361195.UG.FTS.B, 28.98%, 4/20/25. . .	81	83
992352431.UG.FTS.B, 19.99%, 4/20/25.. .	1,610	1,629	992361834.UG.FTS.B, 28.98%, 4/20/25.. .	329	328
992354565.UG.FTS.B, 19.99%, 4/20/25.. .	246	252	992362279.UG.FTS.B, 28.98%, 4/20/25.. .	40	41
992370620.UG.FTS.B, 19.99%, 4/20/25.. .	340	345	992362288.UG.FTS.B, 28.98%, 4/20/25.. .	168	174
992372406.UG.FTS.B, 19.99%, 4/20/25.. .	16	16	992362635.UG.FTS.B, 28.98%, 4/20/25.. .	480	490
992376081.UG.FTS.B, 19.99%, 4/20/25.. .	1,008	1,039	992363075.UG.FTS.B, 28.98%, 4/20/25.. .	146	151
992388112.UG.FTS.B, 19.99%, 4/20/25. . .	114	112	992365288.UG.FTS.B, 28.98%, 4/20/25.. .	2,034	2,072
992396003.UG.FTS.B, 19.99%, 4/20/25.. .	269	279	992369745.UG.FTS.B, 28.98%, 4/20/25.. .	5,536	5,742
992401716.UG.FTS.B, 19.99%, 4/20/25.. .	15	15	992371026.UG.FTS.B, 28.98%, 4/20/25.. .	1,278	1,313
992407904.UG.FTS.B, 19.99%, 4/20/25.. .	82	84	992372142.UG.FTS.B, 28.98%, 4/20/25.. .	147	149
992429650.UG.FTS.B, 19.99%, 4/20/25.. .	828	859	992374810.UG.FTS.B, 28.98%, 4/20/25.. .	79	81
992439156.UG.FTS.B, 19.99%, 4/20/25.. .	37	37	992376828.UG.FTS.B, 28.98%, 4/20/25.. .	2,012	283
992462479.UG.FTS.B, 19.99%, 4/20/25.. .	49	50	992377173.UG.FTS.B, 28.98%, 4/20/25.. .	2,470	2,520
992474848.UG.FTS.B, 19.99%, 4/20/25.. .	78	80	992377665.UG.FTS.B, 28.98%, 4/20/25.. .	111	115
992476651.UG.FTS.B, 19.99%, 4/20/25.. .	61	62	992379951.UG.FTS.B, 28.98%, 4/20/25.. .	127	132
992478438.UG.FTS.B, 19.99%, 4/20/25.. .	134	139	992383323.UG.FTS.B, 28.98%, 4/20/25.. .	199	196
992490816.UG.FTS.B, 19.99%, 4/20/25.. .	516	527	992384845.UG.FTS.B, 28.98%, 4/20/25.. .	150	155
992495523.UG.FTS.B, 19.99%, 4/20/25.. .	414	430	992387968.UG.FTS.B, 28.98%, 4/20/25.. .	227	153
992514020.UG.FTS.B, 19.99%, 4/20/25.. .	310	312	992390700.UG.FTS.B, 28.98%, 4/20/25.. .	393	407
992347525.UG.FTS.B, 21.46%, 4/20/25.. .	1,171	1,154	992394519.UG.FTS.B, 28.98%, 4/20/25.. .	139	141
992587068.UG.FTS.B, 25.95%, 4/20/25.. .	336	335	992394901.UG.FTS.B, 28.98%, 4/20/25.. .	1,294	1,331
992338075.UG.FTS.B, 27.95%, 4/20/25.. .	588	573	992395078.UG.FTS.B, 28.98%, 4/20/25.. .	308	320
992339363.UG.FTS.B, 27.95%, 4/20/25.. .	98	95	992395439.UG.FTS.B, 28.98%, 4/20/25.. .	36	36
992385000.UG.FTS.B, 27.95%, 4/20/25.. .	297	(9)	992396799.UG.FTS.B, 28.98%, 4/20/25.. .	68	(2)
992394027.UG.FTS.B, 27.95%, 4/20/25.. .	1,136	1,164	992397649.UG.FTS.B, 28.98%, 4/20/25.. .	684	699
992362201.UG.FTS.B, 27.99%, 4/20/25.. .	177	183	992399160.UG.FTS.B, 28.98%, 4/20/25.. .	1,579	1,639
992366991.UG.FTS.B, 27.99%, 4/20/25.. .	413	429	992400911.UG.FTS.B, 28.98%, 4/20/25. . .	57	58
992371231.UG.FTS.B, 27.99%, 4/20/25.. .	56	57	992401591.UG.FTS.B, 28.98%, 4/20/25.. .	2	2
992410568.UG.FTS.B, 27.99%, 4/20/25.. .	284	21	992402957.UG.FTS.B, 28.98%, 4/20/25.. .	240	240
992619976.UG.FTS.B, 27.99%, 4/20/25.. .	352	356	992404027.UG.FTS.B, 28.98%, 4/20/25.. .	1,093	161
992338470.UG.FTS.B, 28.98%, 4/20/25.. .	136	137	992404083.UG.FTS.B, 28.98%, 4/20/25.. .	1,015	1,031
992338652.UG.FTS.B, 28.98%, 4/20/25.. .	327	340	992404422.UG.FTS.B, 28.98%, 4/20/25.. .	1,455	1,485
992339153.UG.FTS.B, 28.98%, 4/20/25.. .	199	206	992405698.UG.FTS.B, 28.98%, 4/20/25.. .	138	138
992339652.UG.FTS.B, 28.98%, 4/20/25.. .	186	194	992406320.UG.FTS.B, 28.98%, 4/20/25.. .	66	67

franklintempleton.com	The accompanying notes are an integral part of these financial statements.			Annual Report	107

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
		Principal		Principal
Description		Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Upgrade, Inc. - Card (continued)				Upgrade, Inc. - Card (continued)
992407169.UG.FTS.B, 28.98%, 4/20/25.. . $		441	$444	992404831.UG.FTS.B, 29.47%, 4/20/25.. . $	264	$172
992410841.UG.FTS.B, 28.98%, 4/20/25.. .		122	126	992338159.UG.FTS.B, 29.48%, 4/20/25.. .	1,993	2,073
992411415.UG.FTS.B, 28.98%, 4/20/25. . .		41	35	992340990.UG.FTS.B, 29.48%, 4/20/25.. .	113	117
992414574.UG.FTS.B, 28.98%, 4/20/25.. .		916	950	992341542.UG.FTS.B, 29.48%, 4/20/25.. .	267	276
992422929.UG.FTS.B, 28.98%, 4/20/25.. .		185	192	992342047.UG.FTS.B, 29.48%, 4/20/25.. .	766	793
992423538.UG.FTS.B, 28.98%, 4/20/25.. .		45	46	992342055.UG.FTS.B, 29.48%, 4/20/25.. .	710	733
992423682.UG.FTS.B, 28.98%, 4/20/25.. .		144	148	992347761.UG.FTS.B, 29.48%, 4/20/25.. .	420	427
992427018.UG.FTS.B, 28.98%, 4/20/25.. .		206	211	992384921.UG.FTS.B, 29.48%, 4/20/25.. .	326	338
992428010.UG.FTS.B, 28.98%, 4/20/25.. .		1,094	1,136	992410239.UG.FTS.B, 29.48%, 4/20/25.. .	409	425
992433094.UG.FTS.B, 28.98%, 4/20/25.. .		190	196	992420021.UG.FTS.B, 29.48%, 4/20/25.. .	308	302
992443633.UG.FTS.B, 28.98%, 4/20/25.. .		9	9	992524698.UG.FTS.B, 29.48%, 4/20/25.. .	499	509
992444171.UG.FTS.B, 28.98%, 4/20/25.. .		440	453	992607178.UG.FTS.B, 29.48%, 4/20/25.. .	261	266
992448816.UG.FTS.B, 28.98%, 4/20/25.. .		801	810	992338435.UG.FTS.B, 29.49%, 4/20/25.. .	221	228
992452720.UG.FTS.B, 28.98%, 4/20/25.. .		236	244	992338453.UG.FTS.B, 29.49%, 4/20/25.. .	883	885
992454935.UG.FTS.B, 28.98%, 4/20/25.. .		108	111	992338515.UG.FTS.B, 29.49%, 4/20/25.. .	293	291
992455319.UG.FTS.B, 28.98%, 4/20/25.. .		298	309	992338857.UG.FTS.B, 29.49%, 4/20/25.. .	357	364
992468886.UG.FTS.B, 28.98%, 4/20/25.. .		16	16	992338976.UG.FTS.B, 29.49%, 4/20/25.. .	178	186
992471150.UG.FTS.B, 28.98%, 4/20/25. . .		168	173	992339116.UG.FTS.B, 29.49%, 4/20/25. . .	1,119	1,162
992473400.UG.FTS.B, 28.98%, 4/20/25.. .		211	215	992339181.UG.FTS.B, 29.49%, 4/20/25.. .	111	115
992475984.UG.FTS.B, 28.98%, 4/20/25.. .		98	102	992339584.UG.FTS.B, 29.49%, 4/20/25.. .	531	543
992477854.UG.FTS.B, 28.98%, 4/20/25.. .		313	308	992339771.UG.FTS.B, 29.49%, 4/20/25.. .	174	181
992484436.UG.FTS.B, 28.98%, 4/20/25.. .		87	6	992340153.UG.FTS.B, 29.49%, 4/20/25.. .	904	937
992510309.UG.FTS.B, 28.98%, 4/20/25.. .		645	659	992340868.UG.FTS.B, 29.49%, 4/20/25.. .	155	161
992571536.UG.FTS.B, 28.98%, 4/20/25.. .		87	89	992340942.UG.FTS.B, 29.49%, 4/20/25.. .	29	30
992573156.UG.FTS.B, 28.98%, 4/20/25.. .		898	917	992341297.UG.FTS.B, 29.49%, 4/20/25.. .	592	600
992581324.UG.FTS.B, 28.98%, 4/20/25.. .		1,130	1,147	992341740.UG.FTS.B, 29.49%, 4/20/25.. .	162	165
992594378.UG.FTS.B, 28.98%, 4/20/25.. .		249	255	992341849.UG.FTS.B, 29.49%, 4/20/25.. .	27	27
992606928.UG.FTS.B, 28.98%, 4/20/25.. .		29	5	992342087.UG.FTS.B, 29.49%, 4/20/25.. .	41	42
992633562.UG.FTS.B, 28.98%, 4/20/25.. .		59	60	992342274.UG.FTS.B, 29.49%, 4/20/25.. .	324	337
992339161.UG.FTS.B, 29.45%, 4/20/25.. .		29	29	992342384.UG.FTS.B, 29.49%, 4/20/25.. .	228	230
992339264.UG.FTS.B, 29.45%, 4/20/25.. .		88	91	992343488.UG.FTS.B, 29.49%, 4/20/25.. .	249	253
992357397.UG.FTS.B, 29.45%, 4/20/25.. .		84	85	992343701.UG.FTS.B, 29.49%, 4/20/25.. .	121	126
992368058.UG.FTS.B, 29.45%, 4/20/25.. .		2,578	1,660	992343800.UG.FTS.B, 29.49%, 4/20/25.. .	512	513
992370756.UG.FTS.B, 29.45%, 4/20/25.. .		483	502	992344052.UG.FTS.B, 29.49%, 4/20/25.. .	11	11
992633878.UG.FTS.B, 29.45%, 4/20/25.. .		55	55	992344842.UG.FTS.B, 29.49%, 4/20/25.. .	150	149
992342464.UG.FTS.B, 29.46%, 4/20/25.. .		5	5	992345224.UG.FTS.B, 29.49%, 4/20/25.. .	1,031	1,064
992343611.UG.FTS.B, 29.46%, 4/20/25. . .		1,758	1,818	992345900.UG.FTS.B, 29.49%, 4/20/25.. .	–	–
992344089.UG.FTS.B, 29.46%, 4/20/25.. .		198	202	992346069.UG.FTS.B, 29.49%, 4/20/25.. .	556	(21)
992345084.UG.FTS.B, 29.46%, 4/20/25.. .		492	504	992346255.UG.FTS.B, 29.49%, 4/20/25.. .	360	357
992352382.UG.FTS.B, 29.46%, 4/20/25.. .		202	(5)	992347273.UG.FTS.B, 29.49%, 4/20/25.. .	223	15
992356070.UG.FTS.B, 29.46%, 4/20/25.. .		36	36	992348311.UG.FTS.B, 29.49%, 4/20/25. . .	254	34
992365528.UG.FTS.B, 29.46%, 4/20/25.. .		166	170	992348769.UG.FTS.B, 29.49%, 4/20/25.. .	92	91
992377954.UG.FTS.B, 29.46%, 4/20/25.. .		264	272	992348941.UG.FTS.B, 29.49%, 4/20/25.. .	2,734	2,741
992379948.UG.FTS.B, 29.46%, 4/20/25.. .		443	451	992349616.UG.FTS.B, 29.49%, 4/20/25.. .	441	454
992382889.UG.FTS.B, 29.46%, 4/20/25.. .		15	15	992349751.UG.FTS.B, 29.49%, 4/20/25.. .	3,574	3,668
992404784.UG.FTS.B, 29.46%, 4/20/25.. .		122	83	992351476.UG.FTS.B, 29.49%, 4/20/25.. .	1,820	1,888
992405854.UG.FTS.B, 29.46%, 4/20/25.. .		530	549	992352505.UG.FTS.B, 29.49%, 4/20/25.. .	443	443
992475659.UG.FTS.B, 29.46%, 4/20/25.. .		135	139	992353212.UG.FTS.B, 29.49%, 4/20/25.. .	201	205
992550289.UG.FTS.B, 29.46%, 4/20/25.. .		214	222	992353485.UG.FTS.B, 29.49%, 4/20/25.. .	332	325
992634015.UG.FTS.B, 29.46%, 4/20/25.. .		338	338	992353742.UG.FTS.B, 29.49%, 4/20/25.. .	112	117
992338247.UG.FTS.B, 29.47%, 4/20/25.. .		674	670	992354907.UG.FTS.B, 29.49%, 4/20/25.. .	148	154
992340277.UG.FTS.B, 29.47%, 4/20/25.. .		17	17	992355055.UG.FTS.B, 29.49%, 4/20/25.. .	2,198	2,205
992343898.UG.FTS.B, 29.47%, 4/20/25.. .		2,800	2,757	992355688.UG.FTS.B, 29.49%, 4/20/25.. .	226	234
992352682.UG.FTS.B, 29.47%, 4/20/25.. .		708	699	992356441.UG.FTS.B, 29.49%, 4/20/25.. .	–	–
992356513.UG.FTS.B, 29.47%, 4/20/25.. .		327	337	992356481.UG.FTS.B, 29.49%, 4/20/25.. .	163	168
992358512.UG.FTS.B, 29.47%, 4/20/25.. .		728	753	992357961.UG.FTS.B, 29.49%, 4/20/25.. .	818	836
992360397.UG.FTS.B, 29.47%, 4/20/25.. .		133	138	992360516.UG.FTS.B, 29.49%, 4/20/25.. .	172	178
992362918.UG.FTS.B, 29.47%, 4/20/25.. .		162	165	992361845.UG.FTS.B, 29.49%, 4/20/25.. .	9	9

108	Annual Report	The accompanying notes are an integral part of these financial statements.			franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
	Principal			Principal
Description	Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Upgrade, Inc. - Card (continued)			Upgrade, Inc. - Card (continued)
992362064.UG.FTS.B, 29.49%, 4/20/25.. .	$70	$(2)	992431548.UG.FTS.B, 29.49%, 4/20/25.. . $ 437		$452
992362695.UG.FTS.B, 29.49%, 4/20/25.. .	101	105	992434008.UG.FTS.B, 29.49%, 4/20/25.. .	264	(1)
992363009.UG.FTS.B, 29.49%, 4/20/25.. .	148	154	992439485.UG.FTS.B, 29.49%, 4/20/25.. .	73	74
992364226.UG.FTS.B, 29.49%, 4/20/25.. .	589	600	992439980.UG.FTS.B, 29.49%, 4/20/25.. .	2,258	311
992364493.UG.FTS.B, 29.49%, 4/20/25.. .	161	167	992442953.UG.FTS.B, 29.49%, 4/20/25.. .	218	223
992365631.UG.FTS.B, 29.49%, 4/20/25.. .	90	93	992443540.UG.FTS.B, 29.49%, 4/20/25.. .	164	169
992367719.UG.FTS.B, 29.49%, 4/20/25.. .	113	117	992444515.UG.FTS.B, 29.49%, 4/20/25.. .	174	178
992368149.UG.FTS.B, 29.49%, 4/20/25.. .	382	(15)	992444812.UG.FTS.B, 29.49%, 4/20/25.. .	201	207
992368154.UG.FTS.B, 29.49%, 4/20/25.. .	341	351	992445955.UG.FTS.B, 29.49%, 4/20/25.. .	384	398
992368578.UG.FTS.B, 29.49%, 4/20/25.. .	467	476	992446460.UG.FTS.B, 29.49%, 4/20/25.. .	89	22
992371845.UG.FTS.B, 29.49%, 4/20/25.. .	179	184	992446585.UG.FTS.B, 29.49%, 4/20/25.. .	15	15
992372295.UG.FTS.B, 29.49%, 4/20/25.. .	344	328	992448196.UG.FTS.B, 29.49%, 4/20/25.. .	91	(1)
992374591.UG.FTS.B, 29.49%, 4/20/25.. .	105	109	992452851.UG.FTS.B, 29.49%, 4/20/25.. .	267	275
992374853.UG.FTS.B, 29.49%, 4/20/25.. .	743	171	992454499.UG.FTS.B, 29.49%, 4/20/25.. .	2,325	(87)
992375064.UG.FTS.B, 29.49%, 4/20/25.. .	3,264	3,371	992455952.UG.FTS.B, 29.49%, 4/20/25.. .	840	62
992376938.UG.FTS.B, 29.49%, 4/20/25.. .	214	222	992467820.UG.FTS.B, 29.49%, 4/20/25.. .	354	366
992377400.UG.FTS.B, 29.49%, 4/20/25.. .	264	274	992473599.UG.FTS.B, 29.49%, 4/20/25.. .	53	53
992377481.UG.FTS.B, 29.49%, 4/20/25.. .	1,067	1,097	992475354.UG.FTS.B, 29.49%, 4/20/25.. .	226	234
992379117.UG.FTS.B, 29.49%, 4/20/25. . .	859	892	992480574.UG.FTS.B, 29.49%, 4/20/25.. .	68	10
992379490.UG.FTS.B, 29.49%, 4/20/25.. .	259	268	992483310.UG.FTS.B, 29.49%, 4/20/25.. .	1,359	1,411
992381091.UG.FTS.B, 29.49%, 4/20/25.. .	880	912	992483515.UG.FTS.B, 29.49%, 4/20/25.. .	473	491
992382960.UG.FTS.B, 29.49%, 4/20/25.. .	644	663	992484096.UG.FTS.B, 29.49%, 4/20/25.. .	87	90
992383092.UG.FTS.B, 29.49%, 4/20/25.. .	317	330	992486021.UG.FTS.B, 29.49%, 4/20/25.. .	1,797	1,798
992383252.UG.FTS.B, 29.49%, 4/20/25.. .	152	158	992494720.UG.FTS.B, 29.49%, 4/20/25.. .	425	441
992384430.UG.FTS.B, 29.49%, 4/20/25.. .	40	40	992494860.UG.FTS.B, 29.49%, 4/20/25.. .	224	17
992385433.UG.FTS.B, 29.49%, 4/20/25.. .	1,196	1,159	992502758.UG.FTS.B, 29.49%, 4/20/25.. .	217	217
992385483.UG.FTS.B, 29.49%, 4/20/25.. .	238	247	992549620.UG.FTS.B, 29.49%, 4/20/25.. .	293	284
992385553.UG.FTS.B, 29.49%, 4/20/25.. .	141	146	992550826.UG.FTS.B, 29.49%, 4/20/25.. .	142	144
992388123.UG.FTS.B, 29.49%, 4/20/25.. .	36	37	992559870.UG.FTS.B, 29.49%, 4/20/25.. .	1,854	1,888
992390098.UG.FTS.B, 29.49%, 4/20/25.. .	631	642	992591527.UG.FTS.B, 29.49%, 4/20/25.. .	32	32
992390575.UG.FTS.B, 29.49%, 4/20/25.. .	184	185	992600323.UG.FTS.B, 29.49%, 4/20/25.. .	242	242
992395473.UG.FTS.B, 29.49%, 4/20/25.. .	1,207	1,171	992600895.UG.FTS.B, 29.49%, 4/20/25.. .	242	239
992395747.UG.FTS.B, 29.49%, 4/20/25.. .	529	549	992603223.UG.FTS.B, 29.49%, 4/20/25.. .	36	37
992395964.UG.FTS.B, 29.49%, 4/20/25.. .	100	(4)	992610779.UG.FTS.B, 29.49%, 4/20/25.. .	68	6
992396638.UG.FTS.B, 29.49%, 4/20/25.. .	685	691	992627526.UG.FTS.B, 29.49%, 4/20/25.. .	61	63
992400558.UG.FTS.B, 29.49%, 4/20/25.. .	45	46	992628773.UG.FTS.B, 29.49%, 4/20/25.. .	36	36
992400964.UG.FTS.B, 29.49%, 4/20/25.. .	46	40	992350604.UG.FTS.B, Zero Cpn, 4/21/25..	2,491	171
992401350.UG.FTS.B, 29.49%, 4/20/25.. .	109	113	992365326.UG.FTS.B, Zero Cpn, 4/21/25..	148	10
992403030.UG.FTS.B, 29.49%, 4/20/25.. .	200	208	992381960.UG.FTS.B, Zero Cpn, 4/21/25..	164	12
992404573.UG.FTS.B, 29.49%, 4/20/25.. .	67	68	992410182.UG.FTS.B, Zero Cpn, 4/21/25..	66	5
992405588.UG.FTS.B, 29.49%, 4/20/25.. .	585	608	992448012.UG.FTS.B, Zero Cpn, 4/21/25..	354	24
992406809.UG.FTS.B, 29.49%, 4/20/25.. .	191	198	992572154.UG.FTS.B, Zero Cpn, 4/21/25..	154	11
992406926.UG.FTS.B, 29.49%, 4/20/25.. .	819	794	992633042.UG.FTS.B, Zero Cpn, 4/21/25..	709	48
992406929.UG.FTS.B, 29.49%, 4/20/25.. .	123	128	992351406.UG.FTS.B, 19.99%, 4/21/25.. .	318	324
992408485.UG.FTS.B, 29.49%, 4/20/25.. .	3	3	992351508.UG.FTS.B, 19.99%, 4/21/25.. .	3,440	3,574
992409052.UG.FTS.B, 29.49%, 4/20/25.. .	110	112	992356048.UG.FTS.B, 19.99%, 4/21/25.. .	1,146	1,133
992410684.UG.FTS.B, 29.49%, 4/20/25.. .	103	103	992359205.UG.FTS.B, 19.99%, 4/21/25.. .	2,495	2,588
992413976.UG.FTS.B, 29.49%, 4/20/25.. .	334	347	992366686.UG.FTS.B, 19.99%, 4/21/25.. .	963	999
992415416.UG.FTS.B, 29.49%, 4/20/25.. .	428	444	992371601.UG.FTS.B, 19.99%, 4/21/25.. .	602	624
992416169.UG.FTS.B, 29.49%, 4/20/25.. .	609	629	992372701.UG.FTS.B, 19.99%, 4/21/25.. .	96	99
992417937.UG.FTS.B, 29.49%, 4/20/25.. .	22	22	992387756.UG.FTS.B, 19.99%, 4/21/25.. .	143	142
992419455.UG.FTS.B, 29.49%, 4/20/25.. .	291	296	992443011.UG.FTS.B, 19.99%, 4/21/25. . .	1,098	1,122
992420121.UG.FTS.B, 29.49%, 4/20/25.. .	129	133	992450032.UG.FTS.B, 19.99%, 4/21/25.. .	749	765
992422145.UG.FTS.B, 29.49%, 4/20/25.. .	42	42	992452704.UG.FTS.B, 19.99%, 4/21/25.. .	213	221
992422385.UG.FTS.B, 29.49%, 4/20/25.. .	30	30	992573827.UG.FTS.B, 19.99%, 4/21/25.. .	1,955	1,999
992424305.UG.FTS.B, 29.49%, 4/20/25.. .	173	179	992636040.UG.FTS.B, 19.99%, 4/21/25.. .	329	336
992424535.UG.FTS.B, 29.49%, 4/20/25.. .	79	81	992353118.UG.FTS.B, 27.95%, 4/21/25. . .	–	–
992430690.UG.FTS.B, 29.49%, 4/20/25.. .	724	751	992501284.UG.FTS.B, 27.95%, 4/21/25.. .	382	379

franklintempleton.com	The accompanying notes are an integral part of these financial statements.			Annual Report	109

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
		Principal		Principal
Description		Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Upgrade, Inc. - Card (continued)				Upgrade, Inc. - Card (continued)
992357056.UG.FTS.B, 27.99%, 4/21/25.. . $		1,979	$2,053	992544590.UG.FTS.B, 28.98%, 4/21/25.. . $	170	$174
992361983.UG.FTS.B, 27.99%, 4/21/25.. .		744	739	992556960.UG.FTS.B, 28.98%, 4/21/25.. .	841	848
992400312.UG.FTS.B, 27.99%, 4/21/25.. .		372	381	992559324.UG.FTS.B, 28.98%, 4/21/25.. .	329	336
992348865.UG.FTS.B, 28.98%, 4/21/25.. .		148	99	992354776.UG.FTS.B, 29.46%, 4/21/25.. .	1,707	233
992351973.UG.FTS.B, 28.98%, 4/21/25.. .		41	41	992361323.UG.FTS.B, 29.46%, 4/21/25.. .	1,150	1,191
992352178.UG.FTS.B, 28.98%, 4/21/25.. .		186	192	992389152.UG.FTS.B, 29.46%, 4/21/25.. .	194	(4)
992352549.UG.FTS.B, 28.98%, 4/21/25.. .		649	662	992422302.UG.FTS.B, 29.46%, 4/21/25.. .	94	94
992353642.UG.FTS.B, 28.98%, 4/21/25.. .		109	14	992427768.UG.FTS.B, 29.46%, 4/21/25.. .	113	116
992354317.UG.FTS.B, 28.98%, 4/21/25.. .		382	375	992356316.UG.FTS.B, 29.48%, 4/21/25.. .	295	302
992355043.UG.FTS.B, 28.98%, 4/21/25.. .		1,547	1,588	992357610.UG.FTS.B, 29.48%, 4/21/25.. .	–	1
992355044.UG.FTS.B, 28.98%, 4/21/25.. .		90	90	992361782.UG.FTS.B, 29.48%, 4/21/25.. .	340	353
992355224.UG.FTS.B, 28.98%, 4/21/25.. .		378	392	992401750.UG.FTS.B, 29.48%, 4/21/25.. .	68	69
992355498.UG.FTS.B, 28.98%, 4/21/25.. .		964	993	992419435.UG.FTS.B, 29.48%, 4/21/25.. .	908	928
992356253.UG.FTS.B, 28.98%, 4/21/25.. .		24	24	992439403.UG.FTS.B, 29.48%, 4/21/25.. .	427	444
992356492.UG.FTS.B, 28.98%, 4/21/25.. .		101	8	992446976.UG.FTS.B, 29.48%, 4/21/25.. .	675	699
992356638.UG.FTS.B, 28.98%, 4/21/25.. .		1,236	161	992493681.UG.FTS.B, 29.48%, 4/21/25.. .	1,680	1,142
992357174.UG.FTS.B, 28.98%, 4/21/25.. .		125	127	992348141.UG.FTS.B, 29.49%, 4/21/25.. .	151	152
992357432.UG.FTS.B, 28.98%, 4/21/25.. .		196	195	992351042.UG.FTS.B, 29.49%, 4/21/25.. .	235	237
992357840.UG.FTS.B, 28.98%, 4/21/25.. .		19	19	992351103.UG.FTS.B, 29.49%, 4/21/25. . .	94	97
992365474.UG.FTS.B, 28.98%, 4/21/25.. .		11	11	992351254.UG.FTS.B, 29.49%, 4/21/25.. .	160	137
992365903.UG.FTS.B, 28.98%, 4/21/25.. .		388	403	992352023.UG.FTS.B, 29.49%, 4/21/25.. .	176	183
992367014.UG.FTS.B, 28.98%, 4/21/25.. .		324	336	992352657.UG.FTS.B, 29.49%, 4/21/25.. .	1,092	83
992367696.UG.FTS.B, 28.98%, 4/21/25.. .		162	168	992354425.UG.FTS.B, 29.49%, 4/21/25.. .	52	53
992369085.UG.FTS.B, 28.98%, 4/21/25.. .		1,106	1,106	992355805.UG.FTS.B, 29.49%, 4/21/25.. .	18	18
992370185.UG.FTS.B, 28.98%, 4/21/25.. .		859	891	992356432.UG.FTS.B, 29.49%, 4/21/25.. .	82	83
992371850.UG.FTS.B, 28.98%, 4/21/25.. .		226	234	992357241.UG.FTS.B, 29.49%, 4/21/25.. .	1,008	1,018
992371954.UG.FTS.B, 28.98%, 4/21/25.. .		581	464	992357369.UG.FTS.B, 29.49%, 4/21/25.. .	10	10
992373908.UG.FTS.B, 28.98%, 4/21/25.. .		414	413	992357742.UG.FTS.B, 29.49%, 4/21/25.. .	122	124
992374802.UG.FTS.B, 28.98%, 4/21/25.. .		4,397	4,561	992359654.UG.FTS.B, 29.49%, 4/21/25.. .	1,925	(34)
992381721.UG.FTS.B, 28.98%, 4/21/25.. .		223	231	992360761.UG.FTS.B, 29.49%, 4/21/25.. .	800	824
992389731.UG.FTS.B, 28.98%, 4/21/25.. .		2,640	2,737	992360925.UG.FTS.B, 29.49%, 4/21/25.. .	47	(2)
992390380.UG.FTS.B, 28.98%, 4/21/25.. .		332	344	992363891.UG.FTS.B, 29.49%, 4/21/25.. .	198	205
992393436.UG.FTS.B, 28.98%, 4/21/25.. .		1,170	1,209	992372177.UG.FTS.B, 29.49%, 4/21/25.. .	296	304
992393990.UG.FTS.B, 28.98%, 4/21/25.. .		111	111	992372228.UG.FTS.B, 29.49%, 4/21/25.. .	214	212
992395539.UG.FTS.B, 28.98%, 4/21/25.. .		479	496	992375188.UG.FTS.B, 29.49%, 4/21/25.. .	11	11
992400731.UG.FTS.B, 28.98%, 4/21/25.. .		583	593	992375392.UG.FTS.B, 29.49%, 4/21/25.. .	434	438
992406163.UG.FTS.B, 28.98%, 4/21/25.. .		65	66	992375667.UG.FTS.B, 29.49%, 4/21/25.. .	714	741
992406959.UG.FTS.B, 28.98%, 4/21/25.. .		20	20	992376922.UG.FTS.B, 29.49%, 4/21/25.. .	18	18
992416750.UG.FTS.B, 28.98%, 4/21/25.. .		1,027	1,065	992376967.UG.FTS.B, 29.49%, 4/21/25.. .	9	9
992421606.UG.FTS.B, 28.98%, 4/21/25.. .		123	126	992377002.UG.FTS.B, 29.49%, 4/21/25.. .	217	225
992424168.UG.FTS.B, 28.98%, 4/21/25.. .		406	404	992379229.UG.FTS.B, 29.49%, 4/21/25.. .	156	20
992430462.UG.FTS.B, 28.98%, 4/21/25.. .		157	162	992379817.UG.FTS.B, 29.49%, 4/21/25.. .	245	252
992442321.UG.FTS.B, 28.98%, 4/21/25.. .		156	162	992380787.UG.FTS.B, 29.49%, 4/21/25.. .	438	447
992449049.UG.FTS.B, 28.98%, 4/21/25.. .		561	579	992382622.UG.FTS.B, 29.49%, 4/21/25.. .	444	461
992456618.UG.FTS.B, 28.98%, 4/21/25.. .		362	356	992383421.UG.FTS.B, 29.49%, 4/21/25.. .	254	264
992466997.UG.FTS.B, 28.98%, 4/21/25.. .		109	112	992387229.UG.FTS.B, 29.49%, 4/21/25.. .	1,019	1,059
992474567.UG.FTS.B, 28.98%, 4/21/25.. .		104	108	992387356.UG.FTS.B, 29.49%, 4/21/25.. .	254	175
992474971.UG.FTS.B, 28.98%, 4/21/25.. .		417	297	992388368.UG.FTS.B, 29.49%, 4/21/25.. .	391	406
992475529.UG.FTS.B, 28.98%, 4/21/25.. .		130	134	992389079.UG.FTS.B, 29.49%, 4/21/25.. .	633	642
992478508.UG.FTS.B, 28.98%, 4/21/25.. .		119	123	992389361.UG.FTS.B, 29.49%, 4/21/25.. .	160	167
992479547.UG.FTS.B, 28.98%, 4/21/25.. .		2,689	2,779	992393754.UG.FTS.B, 29.49%, 4/21/25.. .	80	82
992482749.UG.FTS.B, 28.98%, 4/21/25.. .		107	111	992394796.UG.FTS.B, 29.49%, 4/21/25.. .	124	129
992490876.UG.FTS.B, 28.98%, 4/21/25.. .		401	410	992397379.UG.FTS.B, 29.49%, 4/21/25.. .	201	208
992492521.UG.FTS.B, 28.98%, 4/21/25.. .		542	550	992398418.UG.FTS.B, 29.49%, 4/21/25.. .	1,680	1,675
992492615.UG.FTS.B, 28.98%, 4/21/25.. .		132	134	992400462.UG.FTS.B, 29.49%, 4/21/25.. .	118	(4)
992494656.UG.FTS.B, 28.98%, 4/21/25.. .		780	803	992401655.UG.FTS.B, 29.49%, 4/21/25.. .	1,056	1,097
992495769.UG.FTS.B, 28.98%, 4/21/25.. .		665	47	992402711.UG.FTS.B, 29.49%, 4/21/25. . .	63	65
992495847.UG.FTS.B, 28.98%, 4/21/25.. .		123	123	992404107.UG.FTS.B, 29.49%, 4/21/25.. .	294	289

110	Annual Report	The accompanying notes are an integral part of these financial statements.			franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
	Principal			Principal
Description	Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Upgrade, Inc. - Card (continued)			Upgrade, Inc. - Card (continued)
992404163.UG.FTS.B, 29.49%, 4/21/25.. .	$ 295	$306	992618744.UG.FTS.B, Zero Cpn, 4/22/25.. $ 159		$11
992405258.UG.FTS.B, 29.49%, 4/21/25.. .	51	52	992626918.UG.FTS.B, Zero Cpn, 4/22/25..	2,304	158
992407938.UG.FTS.B, 29.49%, 4/21/25.. .	9	9	992361748.UG.FTS.B, 19.99%, 4/22/25.. .	4,113	4,272
992411323.UG.FTS.B, 29.49%, 4/21/25. . .	83	85	992362586.UG.FTS.B, 19.99%, 4/22/25.. .	24	24
992414821.UG.FTS.B, 29.49%, 4/21/25.. .	244	254	992362597.UG.FTS.B, 19.99%, 4/22/25.. .	272	273
992416367.UG.FTS.B, 29.49%, 4/21/25.. .	181	134	992363220.UG.FTS.B, 19.99%, 4/22/25.. .	107	111
992428173.UG.FTS.B, 29.49%, 4/21/25.. .	68	70	992363781.UG.FTS.B, 19.99%, 4/22/25.. .	689	694
992432150.UG.FTS.B, 29.49%, 4/21/25.. .	433	446	992363953.UG.FTS.B, 19.99%, 4/22/25.. .	471	490
992439079.UG.FTS.B, 29.49%, 4/21/25.. .	9	9	992365869.UG.FTS.B, 19.99%, 4/22/25.. .	–	–
992440167.UG.FTS.B, 29.49%, 4/21/25.. .	49	50	992366317.UG.FTS.B, 19.99%, 4/22/25.. .	169	176
992441926.UG.FTS.B, 29.49%, 4/21/25.. .	968	1,004	992366952.UG.FTS.B, 19.99%, 4/22/25.. .	13	13
992443019.UG.FTS.B, 29.49%, 4/21/25.. .	210	218	992368413.UG.FTS.B, 19.99%, 4/22/25.. .	980	1,009
992451088.UG.FTS.B, 29.49%, 4/21/25.. .	106	108	992369131.UG.FTS.B, 19.99%, 4/22/25.. .	4,995	5,189
992457548.UG.FTS.B, 29.49%, 4/21/25.. .	313	325	992369769.UG.FTS.B, 19.99%, 4/22/25.. .	1,885	1,935
992461461.UG.FTS.B, 29.49%, 4/21/25.. .	168	174	992374806.UG.FTS.B, 19.99%, 4/22/25.. .	431	433
992466482.UG.FTS.B, 29.49%, 4/21/25.. .	1,369	1,421	992374956.UG.FTS.B, 19.99%, 4/22/25.. .	1,728	1,776
992471202.UG.FTS.B, 29.49%, 4/21/25.. .	377	391	992377233.UG.FTS.B, 19.99%, 4/22/25.. .	193	201
992471810.UG.FTS.B, 29.49%, 4/21/25.. .	179	175	992384882.UG.FTS.B, 19.99%, 4/22/25.. .	630	651
992476858.UG.FTS.B, 29.49%, 4/21/25.. .	170	176	992388988.UG.FTS.B, 19.99%, 4/22/25.. .	198	202
992478249.UG.FTS.B, 29.49%, 4/21/25.. .	605	624	992394130.UG.FTS.B, 19.99%, 4/22/25.. .	443	458
992481160.UG.FTS.B, 29.49%, 4/21/25. . .	618	639	992396019.UG.FTS.B, 19.99%, 4/22/25.. .	101	104
992484922.UG.FTS.B, 29.49%, 4/21/25.. .	470	(14)	992398836.UG.FTS.B, 19.99%, 4/22/25.. .	691	718
992490624.UG.FTS.B, 29.49%, 4/21/25.. .	86	12	992398999.UG.FTS.B, 19.99%, 4/22/25.. .	208	215
992490849.UG.FTS.B, 29.49%, 4/21/25.. .	57	59	992401584.UG.FTS.B, 19.99%, 4/22/25.. .	996	1,034
992522366.UG.FTS.B, 29.49%, 4/21/25.. .	997	1,021	992404382.UG.FTS.B, 19.99%, 4/22/25.. .	266	276
992547851.UG.FTS.B, 29.49%, 4/21/25.. .	59	(1)	992405095.UG.FTS.B, 19.99%, 4/22/25.. .	163	166
992552304.UG.FTS.B, 29.49%, 4/21/25.. .	2,428	2,473	992414195.UG.FTS.B, 19.99%, 4/22/25.. .	1,046	1,080
992599524.UG.FTS.B, 29.49%, 4/21/25.. .	601	610	992418623.UG.FTS.B, 19.99%, 4/22/25.. .	161	166
992627762.UG.FTS.B, 29.49%, 4/21/25.. .	48	48	992425088.UG.FTS.B, 19.99%, 4/22/25.. .	40	40
992628755.UG.FTS.B, 29.49%, 4/21/25.. .	638	651	992438056.UG.FTS.B, 19.99%, 4/22/25.. .	478	485
992628900.UG.FTS.B, 29.49%, 4/21/25.. .	38	38	992443786.UG.FTS.B, 19.99%, 4/22/25.. .	322	314
992631091.UG.FTS.B, 29.49%, 4/21/25.. .	17	17	992447353.UG.FTS.B, 19.99%, 4/22/25.. .	116	120
992368009.UG.FTS.B, Zero Cpn, 4/22/25..	370	25	992456573.UG.FTS.B, 19.99%, 4/22/25.. .	266	276
992370657.UG.FTS.B, Zero Cpn, 4/22/25..	29	2	992456770.UG.FTS.B, 19.99%, 4/22/25.. .	118	120
992375863.UG.FTS.B, Zero Cpn, 4/22/25..	270	19	992458176.UG.FTS.B, 19.99%, 4/22/25.. .	166	173
992389904.UG.FTS.B, Zero Cpn, 4/22/25..	1,174	81	992480254.UG.FTS.B, 19.99%, 4/22/25.. .	73	74
992391435.UG.FTS.B, Zero Cpn, 4/22/25..	284	20	992480747.UG.FTS.B, 19.99%, 4/22/25.. .	617	640
992400346.UG.FTS.B, Zero Cpn, 4/22/25..	175	12	992494631.UG.FTS.B, 19.99%, 4/22/25.. .	165	171
992400407.UG.FTS.B, Zero Cpn, 4/22/25..	120	8	992497464.UG.FTS.B, 19.99%, 4/22/25.. .	94	68
992401220.UG.FTS.B, Zero Cpn, 4/22/25..	371	25	992501372.UG.FTS.B, 19.99%, 4/22/25.. .	173	175
992401885.UG.FTS.B, Zero Cpn, 4/22/25..	257	18	992514506.UG.FTS.B, 19.99%, 4/22/25.. .	126	131
992403177.UG.FTS.B, Zero Cpn, 4/22/25..	84	6	992522165.UG.FTS.B, 19.99%, 4/22/25.. .	178	175
992405567.UG.FTS.B, Zero Cpn, 4/22/25..	332	23	992529260.UG.FTS.B, 19.99%, 4/22/25.. .	83	83
992405618.UG.FTS.B, Zero Cpn, 4/22/25..	129	9	992552876.UG.FTS.B, 19.99%, 4/22/25.. .	212	219
992407611.UG.FTS.B, Zero Cpn, 4/22/25..	250	17	992556548.UG.FTS.B, 19.99%, 4/22/25.. .	392	401
992416802.UG.FTS.B, Zero Cpn, 4/22/25..	738	51	992561196.UG.FTS.B, 19.99%, 4/22/25. . .	1,052	1,088
992420064.UG.FTS.B, Zero Cpn, 4/22/25..	199	14	992593427.UG.FTS.B, 19.99%, 4/22/25.. .	110	114
992425941.UG.FTS.B, Zero Cpn, 4/22/25..	905	62	992600769.UG.FTS.B, 19.99%, 4/22/25.. .	90	93
992441189.UG.FTS.B, Zero Cpn, 4/22/25..	423	29	992605729.UG.FTS.B, 19.99%, 4/22/25.. .	82	–
992469189.UG.FTS.B, Zero Cpn, 4/22/25..	155	11	992621214.UG.FTS.B, 19.99%, 4/22/25.. .	115	117
992494218.UG.FTS.B, Zero Cpn, 4/22/25..	191	13	992629857.UG.FTS.B, 19.99%, 4/22/25.. .	392	401
992501949.UG.FTS.B, Zero Cpn, 4/22/25..	52	4	992565086.UG.FTS.B, 26.46%, 4/22/25.. .	162	168
992544113.UG.FTS.B, Zero Cpn, 4/22/25..	191	13	992390419.UG.FTS.B, 26.48%, 4/22/25.. .	536	555
992571297.UG.FTS.B, Zero Cpn, 4/22/25..	110	8	992363759.UG.FTS.B, 27.95%, 4/22/25.. .	539	545
992574599.UG.FTS.B, Zero Cpn, 4/22/25..	302	21	992387421.UG.FTS.B, 27.95%, 4/22/25.. .	327	333
992575280.UG.FTS.B, Zero Cpn, 4/22/25..	3,795	267	992410221.UG.FTS.B, 27.95%, 4/22/25.. .	369	288
992576283.UG.FTS.B, Zero Cpn, 4/22/25..	92	6	992418947.UG.FTS.B, 27.95%, 4/22/25.. .	229	235
992596534.UG.FTS.B, Zero Cpn, 4/22/25..	43	3	992464879.UG.FTS.B, 27.95%, 4/22/25.. .	96	97

franklintempleton.com	The accompanying notes are an integral part of these financial statements.			Annual Report	111

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
		Principal		Principal
Description		Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Upgrade, Inc. - Card (continued)				Upgrade, Inc. - Card (continued)
992473532.UG.FTS.B, 27.95%, 4/22/25.. . $		214	$210	992381682.UG.FTS.B, 28.98%, 4/22/25.. . $	1,188	$1,234
992533724.UG.FTS.B, 27.95%, 4/22/25.. .		222	221	992383133.UG.FTS.B, 28.98%, 4/22/25.. .	133	(5)
992542456.UG.FTS.B, 27.95%, 4/22/25.. .		1,255	1,283	992383551.UG.FTS.B, 28.98%, 4/22/25.. .	149	153
992362572.UG.FTS.B, 27.99%, 4/22/25.. .		42	7	992384914.UG.FTS.B, 28.98%, 4/22/25.. .	26	26
992364824.UG.FTS.B, 27.99%, 4/22/25.. .		243	32	992385665.UG.FTS.B, 28.98%, 4/22/25.. .	859	888
992409206.UG.FTS.B, 27.99%, 4/22/25.. .		515	499	992385955.UG.FTS.B, 28.98%, 4/22/25.. .	476	494
992422817.UG.FTS.B, 27.99%, 4/22/25.. .		137	142	992387223.UG.FTS.B, 28.98%, 4/22/25.. .	113	113
992431174.UG.FTS.B, 27.99%, 4/22/25. . .		16	15	992387433.UG.FTS.B, 28.98%, 4/22/25.. .	256	266
992543342.UG.FTS.B, 27.99%, 4/22/25.. .		143	149	992387691.UG.FTS.B, 28.98%, 4/22/25.. .	472	490
992583764.UG.FTS.B, 27.99%, 4/22/25.. .		819	60	992387829.UG.FTS.B, 28.98%, 4/22/25.. .	501	517
992613205.UG.FTS.B, 27.99%, 4/22/25.. .		83	86	992388175.UG.FTS.B, 28.98%, 4/22/25.. .	2,404	2,497
992361761.UG.FTS.B, 28.98%, 4/22/25.. .		258	258	992393761.UG.FTS.B, 28.98%, 4/22/25.. .	504	510
992361894.UG.FTS.B, 28.98%, 4/22/25.. .		558	577	992394479.UG.FTS.B, 28.98%, 4/22/25.. .	48	48
992362651.UG.FTS.B, 28.98%, 4/22/25.. .		896	(18)	992395262.UG.FTS.B, 28.98%, 4/22/25.. .	607	630
992362977.UG.FTS.B, 28.98%, 4/22/25.. .		151	157	992395500.UG.FTS.B, 28.98%, 4/22/25.. .	321	322
992363102.UG.FTS.B, 28.98%, 4/22/25.. .		213	220	992396306.UG.FTS.B, 28.98%, 4/22/25.. .	384	399
992363176.UG.FTS.B, 28.98%, 4/22/25.. .		86	89	992398498.UG.FTS.B, 28.98%, 4/22/25.. .	128	133
992363247.UG.FTS.B, 28.98%, 4/22/25.. .		1,684	1,749	992398608.UG.FTS.B, 28.98%, 4/22/25.. .	11	11
992363299.UG.FTS.B, 28.98%, 4/22/25.. .		316	219	992399298.UG.FTS.B, 28.98%, 4/22/25.. .	192	199
992364204.UG.FTS.B, 28.98%, 4/22/25.. .		354	353	992399780.UG.FTS.B, 28.98%, 4/22/25.. .	861	894
992364218.UG.FTS.B, 28.98%, 4/22/25.. .		22	22	992401347.UG.FTS.B, 28.98%, 4/22/25.. .	66	68
992364293.UG.FTS.B, 28.98%, 4/22/25.. .		61	61	992401383.UG.FTS.B, 28.98%, 4/22/25.. .	395	410
992364478.UG.FTS.B, 28.98%, 4/22/25.. .		367	380	992401643.UG.FTS.B, 28.98%, 4/22/25.. .	556	575
992364709.UG.FTS.B, 28.98%, 4/22/25.. .		146	151	992405745.UG.FTS.B, 28.98%, 4/22/25.. .	117	120
992364763.UG.FTS.B, 28.98%, 4/22/25.. .		9	9	992406055.UG.FTS.B, 28.98%, 4/22/25.. .	2,147	2,230
992365770.UG.FTS.B, 28.98%, 4/22/25.. .		406	416	992407836.UG.FTS.B, 28.98%, 4/22/25.. .	148	146
992365955.UG.FTS.B, 28.98%, 4/22/25.. .		794	824	992408273.UG.FTS.B, 28.98%, 4/22/25.. .	550	570
992366391.UG.FTS.B, 28.98%, 4/22/25.. .		195	149	992411816.UG.FTS.B, 28.98%, 4/22/25. . .	119	124
992367123.UG.FTS.B, 28.98%, 4/22/25.. .		1,062	1,099	992411958.UG.FTS.B, 28.98%, 4/22/25. . .	1,108	1,151
992367219.UG.FTS.B, 28.98%, 4/22/25.. .		307	319	992412918.UG.FTS.B, 28.98%, 4/22/25.. .	208	207
992367296.UG.FTS.B, 28.98%, 4/22/25.. .		477	496	992413480.UG.FTS.B, 28.98%, 4/22/25.. .	796	823
992367687.UG.FTS.B, 28.98%, 4/22/25.. .		117	118	992416249.UG.FTS.B, 28.98%, 4/22/25.. .	114	118
992368093.UG.FTS.B, 28.98%, 4/22/25.. .		859	892	992417452.UG.FTS.B, 28.98%, 4/22/25.. .	64	64
992368273.UG.FTS.B, 28.98%, 4/22/25.. .		34	34	992417494.UG.FTS.B, 28.98%, 4/22/25.. .	1,332	1,374
992368275.UG.FTS.B, 28.98%, 4/22/25.. .		1,616	1,679	992418065.UG.FTS.B, 28.98%, 4/22/25.. .	1,639	1,650
992368560.UG.FTS.B, 28.98%, 4/22/25.. .		934	940	992420668.UG.FTS.B, 28.98%, 4/22/25.. .	736	756
992369391.UG.FTS.B, 28.98%, 4/22/25.. .		4,298	4,466	992421394.UG.FTS.B, 28.98%, 4/22/25.. .	486	504
992369398.UG.FTS.B, 28.98%, 4/22/25.. .		3,397	3,527	992421488.UG.FTS.B, 28.98%, 4/22/25.. .	411	422
992369869.UG.FTS.B, 28.98%, 4/22/25.. .		258	268	992422193.UG.FTS.B, 28.98%, 4/22/25.. .	184	183
992370541.UG.FTS.B, 28.98%, 4/22/25.. .		118	122	992422214.UG.FTS.B, 28.98%, 4/22/25.. .	894	929
992370841.UG.FTS.B, 28.98%, 4/22/25.. .		141	146	992423191.UG.FTS.B, 28.98%, 4/22/25.. .	46	47
992371414.UG.FTS.B, 28.98%, 4/22/25.. .		46	47	992423598.UG.FTS.B, 28.98%, 4/22/25.. .	436	453
992371645.UG.FTS.B, 28.98%, 4/22/25.. .		153	159	992424910.UG.FTS.B, 28.98%, 4/22/25.. .	436	291
992372464.UG.FTS.B, 28.98%, 4/22/25.. .		22	20	992425148.UG.FTS.B, 28.98%, 4/22/25.. .	309	320
992372536.UG.FTS.B, 28.98%, 4/22/25.. .		173	179	992429717.UG.FTS.B, 28.98%, 4/22/25.. .	533	554
992373864.UG.FTS.B, 28.98%, 4/22/25.. .		382	396	992431395.UG.FTS.B, 28.98%, 4/22/25.. .	–	–
992374179.UG.FTS.B, 28.98%, 4/22/25.. .		208	211	992431746.UG.FTS.B, 28.98%, 4/22/25.. .	370	384
992374711.UG.FTS.B, 28.98%, 4/22/25. . .		184	191	992432797.UG.FTS.B, 28.98%, 4/22/25.. .	202	209
992375201.UG.FTS.B, 28.98%, 4/22/25.. .		1,022	1,061	992435141.UG.FTS.B, 28.98%, 4/22/25.. .	231	231
992376418.UG.FTS.B, 28.98%, 4/22/25.. .		69	69	992435185.UG.FTS.B, 28.98%, 4/22/25.. .	171	178
992376583.UG.FTS.B, 28.98%, 4/22/25.. .		114	118	992437024.UG.FTS.B, 28.98%, 4/22/25.. .	175	180
992376824.UG.FTS.B, 28.98%, 4/22/25.. .		44	43	992439441.UG.FTS.B, 28.98%, 4/22/25.. .	145	(3)
992377294.UG.FTS.B, 28.98%, 4/22/25.. .		658	679	992439548.UG.FTS.B, 28.98%, 4/22/25.. .	319	329
992377706.UG.FTS.B, 28.98%, 4/22/25.. .		110	115	992439561.UG.FTS.B, 28.98%, 4/22/25.. .	8	–
992380514.UG.FTS.B, 28.98%, 4/22/25.. .		478	35	992440124.UG.FTS.B, 28.98%, 4/22/25.. .	153	158
992381386.UG.FTS.B, 28.98%, 4/22/25.. .		13	13	992440865.UG.FTS.B, 28.98%, 4/22/25.. .	423	434
992381450.UG.FTS.B, 28.98%, 4/22/25.. .		297	308	992446297.UG.FTS.B, 28.98%, 4/22/25.. .	283	294
992381541.UG.FTS.B, 28.98%, 4/22/25.. .		274	285	992447903.UG.FTS.B, 28.98%, 4/22/25.. .	258	34

112	Annual Report	The accompanying notes are an integral part of these financial statements.			franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
	Principal		Principal
Description	Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Upgrade, Inc. - Card (continued)			Upgrade, Inc. - Card (continued)
992449500.UG.FTS.B, 28.98%, 4/22/25.. .	$ 305	$315	992581274.UG.FTS.B, 28.98%, 4/22/25.. . $	43	$44
992450447.UG.FTS.B, 28.98%, 4/22/25.. .	118	123	992584170.UG.FTS.B, 28.98%, 4/22/25.. .	20	20
992450751.UG.FTS.B, 28.98%, 4/22/25.. .	101	99	992595859.UG.FTS.B, 28.98%, 4/22/25.. .	143	143
992452731.UG.FTS.B, 28.98%, 4/22/25.. .	169	173	992596176.UG.FTS.B, 28.98%, 4/22/25.. .	486	106
992452787.UG.FTS.B, 28.98%, 4/22/25.. .	301	300	992602223.UG.FTS.B, 28.98%, 4/22/25.. .	24	24
992455341.UG.FTS.B, 28.98%, 4/22/25.. .	888	69	992603802.UG.FTS.B, 28.98%, 4/22/25.. .	185	189
992455451.UG.FTS.B, 28.98%, 4/22/25.. .	552	556	992604122.UG.FTS.B, 28.98%, 4/22/25.. .	274	278
992458748.UG.FTS.B, 28.98%, 4/22/25.. .	195	202	992606495.UG.FTS.B, 28.98%, 4/22/25.. .	436	446
992458755.UG.FTS.B, 28.98%, 4/22/25.. .	152	157	992606880.UG.FTS.B, 28.98%, 4/22/25.. .	363	26
992459453.UG.FTS.B, 28.98%, 4/22/25.. .	303	313	992609559.UG.FTS.B, 28.98%, 4/22/25.. .	9	8
992459910.UG.FTS.B, 28.98%, 4/22/25.. .	203	15	992610089.UG.FTS.B, 28.98%, 4/22/25.. .	1,414	1,436
992465005.UG.FTS.B, 28.98%, 4/22/25.. .	11	11	992610599.UG.FTS.B, 28.98%, 4/22/25.. .	47	48
992468827.UG.FTS.B, 28.98%, 4/22/25.. .	861	883	992612697.UG.FTS.B, 28.98%, 4/22/25.. .	287	294
992472264.UG.FTS.B, 28.98%, 4/22/25.. .	110	111	992624926.UG.FTS.B, 28.98%, 4/22/25.. .	262	261
992480717.UG.FTS.B, 28.98%, 4/22/25.. .	432	447	992625277.UG.FTS.B, 28.98%, 4/22/25.. .	3,791	3,875
992480960.UG.FTS.B, 28.98%, 4/22/25.. .	74	76	992626122.UG.FTS.B, 28.98%, 4/22/25.. .	106	8
992482020.UG.FTS.B, 28.98%, 4/22/25.. .	4,290	4,455	992628023.UG.FTS.B, 28.98%, 4/22/25.. .	45	46
992488893.UG.FTS.B, 28.98%, 4/22/25.. .	18	18	992362455.UG.FTS.B, 29.45%, 4/22/25.. .	1,699	1,764
992491464.UG.FTS.B, 28.98%, 4/22/25.. .	2,264	2,325	992363342.UG.FTS.B, 29.45%, 4/22/25.. .	179	186
992495731.UG.FTS.B, 28.98%, 4/22/25.. .	850	883	992363476.UG.FTS.B, 29.45%, 4/22/25.. .	867	899
992496033.UG.FTS.B, 28.98%, 4/22/25.. .	170	177	992366977.UG.FTS.B, 29.45%, 4/22/25.. .	325	337
992496078.UG.FTS.B, 28.98%, 4/22/25.. .	2,975	3,089	992367548.UG.FTS.B, 29.45%, 4/22/25.. .	74	76
992496285.UG.FTS.B, 28.98%, 4/22/25.. .	109	110	992368754.UG.FTS.B, 29.45%, 4/22/25.. .	3,364	3,455
992497455.UG.FTS.B, 28.98%, 4/22/25.. .	611	631	992370862.UG.FTS.B, 29.45%, 4/22/25.. .	143	145
992498461.UG.FTS.B, 28.98%, 4/22/25.. .	500	509	992373681.UG.FTS.B, 29.45%, 4/22/25.. .	286	284
992500046.UG.FTS.B, 28.98%, 4/22/25.. .	83	86	992381102.UG.FTS.B, 29.45%, 4/22/25. . .	346	348
992506218.UG.FTS.B, 28.98%, 4/22/25.. .	425	441	992384475.UG.FTS.B, 29.45%, 4/22/25.. .	80	79
992507230.UG.FTS.B, 28.98%, 4/22/25.. .	169	171	992391759.UG.FTS.B, 29.45%, 4/22/25.. .	122	123
992511280.UG.FTS.B, 28.98%, 4/22/25. . .	112	116	992405476.UG.FTS.B, 29.45%, 4/22/25.. .	334	231
992512169.UG.FTS.B, 28.98%, 4/22/25.. .	53	8	992411409.UG.FTS.B, 29.45%, 4/22/25. . .	198	201
992514361.UG.FTS.B, 28.98%, 4/22/25.. .	–	–	992464088.UG.FTS.B, 29.45%, 4/22/25.. .	62	63
992516839.UG.FTS.B, 28.98%, 4/22/25.. .	1,475	1,508	992465290.UG.FTS.B, 29.45%, 4/22/25.. .	265	275
992518430.UG.FTS.B, 28.98%, 4/22/25.. .	212	220	992485001.UG.FTS.B, 29.45%, 4/22/25.. .	794	820
992521854.UG.FTS.B, 28.98%, 4/22/25.. .	91	95	992506221.UG.FTS.B, 29.45%, 4/22/25.. .	89	89
992521893.UG.FTS.B, 28.98%, 4/22/25.. .	332	339	992528734.UG.FTS.B, 29.45%, 4/22/25.. .	35	35
992524050.UG.FTS.B, 28.98%, 4/22/25.. .	287	295	992361806.UG.FTS.B, 29.46%, 4/22/25.. .	24	24
992525451.UG.FTS.B, 28.98%, 4/22/25.. .	2,198	151	992362219.UG.FTS.B, 29.46%, 4/22/25.. .	1,087	1,125
992525490.UG.FTS.B, 28.98%, 4/22/25.. .	106	110	992365197.UG.FTS.B, 29.46%, 4/22/25.. .	29	29
992527758.UG.FTS.B, 28.98%, 4/22/25.. .	16	16	992365556.UG.FTS.B, 29.46%, 4/22/25.. .	235	240
992529617.UG.FTS.B, 28.98%, 4/22/25.. .	108	111	992367623.UG.FTS.B, 29.46%, 4/22/25.. .	1,972	2,050
992533728.UG.FTS.B, 28.98%, 4/22/25.. .	26	26	992368238.UG.FTS.B, 29.46%, 4/22/25.. .	1,502	1,545
992536795.UG.FTS.B, 28.98%, 4/22/25.. .	419	417	992370720.UG.FTS.B, 29.46%, 4/22/25.. .	339	(12)
992537398.UG.FTS.B, 28.98%, 4/22/25.. .	1,423	1,454	992372241.UG.FTS.B, 29.46%, 4/22/25.. .	112	8
992540502.UG.FTS.B, 28.98%, 4/22/25.. .	211	212	992375682.UG.FTS.B, 29.46%, 4/22/25.. .	70	72
992547668.UG.FTS.B, 28.98%, 4/22/25.. .	31	31	992377928.UG.FTS.B, 29.46%, 4/22/25.. .	80	82
992548593.UG.FTS.B, 28.98%, 4/22/25.. .	47	47	992389328.UG.FTS.B, 29.46%, 4/22/25.. .	641	666
992549728.UG.FTS.B, 28.98%, 4/22/25.. .	74	74	992392194.UG.FTS.B, 29.46%, 4/22/25.. .	186	193
992551231.UG.FTS.B, 28.98%, 4/22/25.. .	57	58	992392369.UG.FTS.B, 29.46%, 4/22/25.. .	120	125
992552775.UG.FTS.B, 28.98%, 4/22/25.. .	254	263	992393209.UG.FTS.B, 29.46%, 4/22/25.. .	94	98
992554445.UG.FTS.B, 28.98%, 4/22/25.. .	847	870	992394478.UG.FTS.B, 29.46%, 4/22/25.. .	1,213	1,221
992554813.UG.FTS.B, 28.98%, 4/22/25.. .	394	386	992395944.UG.FTS.B, 29.46%, 4/22/25.. .	117	117
992557834.UG.FTS.B, 28.98%, 4/22/25.. .	186	191	992398508.UG.FTS.B, 29.46%, 4/22/25.. .	487	506
992563615.UG.FTS.B, 28.98%, 4/22/25.. .	279	290	992418116.UG.FTS.B, 29.46%, 4/22/25. . .	762	792
992564778.UG.FTS.B, 28.98%, 4/22/25.. .	3,769	3,852	992431463.UG.FTS.B, 29.46%, 4/22/25.. .	54	55
992565533.UG.FTS.B, 28.98%, 4/22/25.. .	308	313	992434681.UG.FTS.B, 29.46%, 4/22/25.. .	123	127
992566101.UG.FTS.B, 28.98%, 4/22/25.. .	72	73	992470065.UG.FTS.B, 29.46%, 4/22/25.. .	116	120
992574303.UG.FTS.B, 28.98%, 4/22/25.. .	84	86	992474651.UG.FTS.B, 29.46%, 4/22/25.. .	521	536
992576385.UG.FTS.B, 28.98%, 4/22/25.. .	2,960	3,072	992479842.UG.FTS.B, 29.46%, 4/22/25.. .	161	160

franklintempleton.com	The accompanying notes are an integral part of these financial statements.		Annual Report		113

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
		Principal		Principal
Description		Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Upgrade, Inc. - Card (continued)				Upgrade, Inc. - Card (continued)
992498799.UG.FTS.B, 29.46%, 4/22/25.. . $		58	$47	992363263.UG.FTS.B, 29.49%, 4/22/25.. . $	173	$177
992500532.UG.FTS.B, 29.46%, 4/22/25.. .		277	288	992363472.UG.FTS.B, 29.49%, 4/22/25.. .	274	281
992529819.UG.FTS.B, 29.46%, 4/22/25.. .		154	159	992363958.UG.FTS.B, 29.49%, 4/22/25.. .	292	282
992533497.UG.FTS.B, 29.46%, 4/22/25.. .		485	504	992363984.UG.FTS.B, 29.49%, 4/22/25.. .	719	(25)
992584431.UG.FTS.B, 29.46%, 4/22/25.. .		122	124	992364019.UG.FTS.B, 29.49%, 4/22/25.. .	19	19
992600132.UG.FTS.B, 29.46%, 4/22/25.. .		163	160	992364260.UG.FTS.B, 29.49%, 4/22/25.. .	456	323
992627846.UG.FTS.B, 29.46%, 4/22/25.. .		34	34	992364268.UG.FTS.B, 29.49%, 4/22/25.. .	123	128
992361813.UG.FTS.B, 29.47%, 4/22/25.. .		1,466	1,523	992364295.UG.FTS.B, 29.49%, 4/22/25.. .	132	137
992364786.UG.FTS.B, 29.47%, 4/22/25.. .		2,407	178	992364470.UG.FTS.B, 29.49%, 4/22/25.. .	201	201
992366927.UG.FTS.B, 29.47%, 4/22/25.. .		239	248	992364952.UG.FTS.B, 29.49%, 4/22/25.. .	159	165
992374140.UG.FTS.B, 29.47%, 4/22/25.. .		257	262	992364981.UG.FTS.B, 29.49%, 4/22/25.. .	30	30
992380007.UG.FTS.B, 29.47%, 4/22/25.. .		556	577	992365260.UG.FTS.B, 29.49%, 4/22/25.. .	411	404
992382338.UG.FTS.B, 29.47%, 4/22/25.. .		759	59	992365594.UG.FTS.B, 29.49%, 4/22/25.. .	361	26
992400514.UG.FTS.B, 29.47%, 4/22/25.. .		271	(8)	992365707.UG.FTS.B, 29.49%, 4/22/25.. .	1,216	1,264
992402013.UG.FTS.B, 29.47%, 4/22/25.. .		8	8	992366019.UG.FTS.B, 29.49%, 4/22/25.. .	72	74
992405466.UG.FTS.B, 29.47%, 4/22/25.. .		29	30	992366822.UG.FTS.B, 29.49%, 4/22/25.. .	2,566	2,673
992405720.UG.FTS.B, 29.47%, 4/22/25.. .		25	25	992367245.UG.FTS.B, 29.49%, 4/22/25.. .	–	–
992417168.UG.FTS.B, 29.47%, 4/22/25.. .		148	153	992367590.UG.FTS.B, 29.49%, 4/22/25.. .	318	330
992447772.UG.FTS.B, 29.47%, 4/22/25.. .		114	104	992367592.UG.FTS.B, 29.49%, 4/22/25.. .	33	33
992465343.UG.FTS.B, 29.47%, 4/22/25.. .		49	50	992367723.UG.FTS.B, 29.49%, 4/22/25.. .	216	218
992468980.UG.FTS.B, 29.47%, 4/22/25.. .		136	141	992368082.UG.FTS.B, 29.49%, 4/22/25.. .	1,049	1,090
992516460.UG.FTS.B, 29.47%, 4/22/25.. .		165	12	992368168.UG.FTS.B, 29.49%, 4/22/25.. .	251	248
992519663.UG.FTS.B, 29.47%, 4/22/25.. .		97	101	992368665.UG.FTS.B, 29.49%, 4/22/25.. .	429	446
992538920.UG.FTS.B, 29.47%, 4/22/25.. .		263	21	992369526.UG.FTS.B, 29.49%, 4/22/25.. .	646	671
992559489.UG.FTS.B, 29.47%, 4/22/25.. .		80	81	992369742.UG.FTS.B, 29.49%, 4/22/25.. .	928	899
992567531.UG.FTS.B, 29.47%, 4/22/25.. .		128	10	992369764.UG.FTS.B, 29.49%, 4/22/25.. .	1,649	1,647
992620607.UG.FTS.B, 29.47%, 4/22/25.. .		536	544	992370516.UG.FTS.B, 29.49%, 4/22/25.. .	29	29
992363747.UG.FTS.B, 29.48%, 4/22/25.. .		132	137	992370530.UG.FTS.B, 29.49%, 4/22/25.. .	115	120
992365388.UG.FTS.B, 29.48%, 4/22/25.. .		131	136	992371715.UG.FTS.B, 29.49%, 4/22/25.. .	288	288
992365747.UG.FTS.B, 29.48%, 4/22/25.. .		711	740	992373338.UG.FTS.B, 29.49%, 4/22/25.. .	107	106
992367302.UG.FTS.B, 29.48%, 4/22/25.. .		382	388	992373418.UG.FTS.B, 29.49%, 4/22/25.. .	201	209
992368637.UG.FTS.B, 29.48%, 4/22/25.. .		476	479	992373724.UG.FTS.B, 29.49%, 4/22/25.. .	55	57
992375134.UG.FTS.B, 29.48%, 4/22/25.. .		–	–	992373822.UG.FTS.B, 29.49%, 4/22/25.. .	1,627	1,695
992376821.UG.FTS.B, 29.48%, 4/22/25.. .		1,211	841	992374239.UG.FTS.B, 29.49%, 4/22/25.. .	169	176
992385962.UG.FTS.B, 29.48%, 4/22/25.. .		627	48	992375318.UG.FTS.B, 29.49%, 4/22/25.. .	138	144
992395931.UG.FTS.B, 29.48%, 4/22/25.. .		308	320	992375560.UG.FTS.B, 29.49%, 4/22/25.. .	53	52
992397007.UG.FTS.B, 29.48%, 4/22/25.. .		168	162	992375769.UG.FTS.B, 29.49%, 4/22/25.. .	213	213
992434362.UG.FTS.B, 29.48%, 4/22/25.. .		184	127	992376197.UG.FTS.B, 29.49%, 4/22/25.. .	9	9
992471205.UG.FTS.B, 29.48%, 4/22/25.. .		96	99	992376987.UG.FTS.B, 29.49%, 4/22/25.. .	111	115
992508696.UG.FTS.B, 29.48%, 4/22/25.. .		79	82	992377029.UG.FTS.B, 29.49%, 4/22/25.. .	80	82
992528527.UG.FTS.B, 29.48%, 4/22/25.. .		176	182	992377107.UG.FTS.B, 29.49%, 4/22/25.. .	1,451	1,480
992583285.UG.FTS.B, 29.48%, 4/22/25.. .		219	223	992377212.UG.FTS.B, 29.49%, 4/22/25.. .	230	239
992583905.UG.FTS.B, 29.48%, 4/22/25.. .		79	79	992377615.UG.FTS.B, 29.49%, 4/22/25.. .	596	617
992603797.UG.FTS.B, 29.48%, 4/22/25.. .		38	38	992377885.UG.FTS.B, 29.49%, 4/22/25.. .	231	240
992604266.UG.FTS.B, 29.48%, 4/22/25.. .		13	13	992379820.UG.FTS.B, 29.49%, 4/22/25.. .	198	197
992615020.UG.FTS.B, 29.48%, 4/22/25.. .		5	5	992379986.UG.FTS.B, 29.49%, 4/22/25.. .	11	11
992620023.UG.FTS.B, 29.48%, 4/22/25.. .		9	9	992380616.UG.FTS.B, 29.49%, 4/22/25.. .	13	13
992623393.UG.FTS.B, 29.48%, 4/22/25.. .		2,589	2,645	992380732.UG.FTS.B, 29.49%, 4/22/25.. .	315	326
992624421.UG.FTS.B, 29.48%, 4/22/25.. .		174	177	992380810.UG.FTS.B, 29.49%, 4/22/25.. .	169	175
992361138.UG.FTS.B, 29.49%, 4/22/25. . .		93	8	992380897.UG.FTS.B, 29.49%, 4/22/25.. .	253	261
992361706.UG.FTS.B, 29.49%, 4/22/25.. .		452	429	992382150.UG.FTS.B, 29.49%, 4/22/25.. .	345	359
992362460.UG.FTS.B, 29.49%, 4/22/25.. .		401	417	992382341.UG.FTS.B, 29.49%, 4/22/25.. .	91	94
992362463.UG.FTS.B, 29.49%, 4/22/25.. .		197	205	992382649.UG.FTS.B, 29.49%, 4/22/25.. .	232	230
992362496.UG.FTS.B, 29.49%, 4/22/25.. .		372	385	992382696.UG.FTS.B, 29.49%, 4/22/25.. .	121	126
992362505.UG.FTS.B, 29.49%, 4/22/25.. .		5,805	6,033	992383169.UG.FTS.B, 29.49%, 4/22/25.. .	27	28
992362680.UG.FTS.B, 29.49%, 4/22/25.. .		169	175	992383220.UG.FTS.B, 29.49%, 4/22/25.. .	601	624
992363024.UG.FTS.B, 29.49%, 4/22/25.. .		360	27	992384705.UG.FTS.B, 29.49%, 4/22/25.. .	262	272
992363174.UG.FTS.B, 29.49%, 4/22/25.. .		126	9	992385494.UG.FTS.B, 29.49%, 4/22/25.. .	194	193

114	Annual Report	The accompanying notes are an integral part of these financial statements.			franklintempleton.com

Franklin Limited Duration Income Trust
(continued)
Principal
Description	Amount	Value
Marketplace Loans (continued)
Upgrade, Inc. - Card (continued)
992385650.UG.FTS.B, 29.49%, 4/22/25.. . $	37	$37
992387430.UG.FTS.B, 29.49%, 4/22/25.. .	190	197
992387814.UG.FTS.B, 29.49%, 4/22/25.. .	96	100
992388932.UG.FTS.B, 29.49%, 4/22/25.. .	191	199
992389519.UG.FTS.B, 29.49%, 4/22/25.. .	456	(17)
992389714.UG.FTS.B, 29.49%, 4/22/25.. .	160	166
992390198.UG.FTS.B, 29.49%, 4/22/25.. .	66	67
992390795.UG.FTS.B, 29.49%, 4/22/25.. .	150	156
992391599.UG.FTS.B, 29.49%, 4/22/25.. .	573	590
992391876.UG.FTS.B, 29.49%, 4/22/25.. .	192	199
992392038.UG.FTS.B, 29.49%, 4/22/25.. .	63	64
992392406.UG.FTS.B, 29.49%, 4/22/25.. .	86	86
992392491.UG.FTS.B, 29.49%, 4/22/25.. .	283	295
992393084.UG.FTS.B, 29.49%, 4/22/25.. .	217	216
992393248.UG.FTS.B, 29.49%, 4/22/25.. .	112	116
992393625.UG.FTS.B, 29.49%, 4/22/25.. .	7	7
992393945.UG.FTS.B, 29.49%, 4/22/25.. .	245	253
992394298.UG.FTS.B, 29.49%, 4/22/25.. .	50	8
992395091.UG.FTS.B, 29.49%, 4/22/25.. .	237	246
992395344.UG.FTS.B, 29.49%, 4/22/25.. .	397	267
992395729.UG.FTS.B, 29.49%, 4/22/25.. .	251	250
992395985.UG.FTS.B, 29.49%, 4/22/25.. .	713	696
992396468.UG.FTS.B, 29.49%, 4/22/25.. .	520	540
992396676.UG.FTS.B, 29.49%, 4/22/25.. .	47	4
992397329.UG.FTS.B, 29.49%, 4/22/25.. .	160	165
992397999.UG.FTS.B, 29.49%, 4/22/25.. .	103	105
992398581.UG.FTS.B, 29.49%, 4/22/25.. .	361	350
992399033.UG.FTS.B, 29.49%, 4/22/25.. .	25	25
992399168.UG.FTS.B, 29.49%, 4/22/25.. .	54	46
992399427.UG.FTS.B, 29.49%, 4/22/25.. .	174	175
992399453.UG.FTS.B, 29.49%, 4/22/25.. .	241	241
992399844.UG.FTS.B, 29.49%, 4/22/25.. .	789	820
992401535.UG.FTS.B, 29.49%, 4/22/25.. .	16	16
992402039.UG.FTS.B, 29.49%, 4/22/25.. .	58	58
992402040.UG.FTS.B, 29.49%, 4/22/25.. .	501	511
992402365.UG.FTS.B, 29.49%, 4/22/25.. .	942	975
992404011.UG.FTS.B, 29.49%, 4/22/25. . .	87	90
992406550.UG.FTS.B, 29.49%, 4/22/25.. .	89	89
992407118.UG.FTS.B, 29.49%, 4/22/25. . .	8	8
992410164.UG.FTS.B, 29.49%, 4/22/25.. .	1,461	1,463
992410696.UG.FTS.B, 29.49%, 4/22/25.. .	141	140
992411572.UG.FTS.B, 29.49%, 4/22/25. . .	70	55
992411855.UG.FTS.B, 29.49%, 4/22/25. . .	4	4
992413765.UG.FTS.B, 29.49%, 4/22/25.. .	128	133
992414935.UG.FTS.B, 29.49%, 4/22/25.. .	856	889
992416396.UG.FTS.B, 29.49%, 4/22/25.. .	215	222
992416593.UG.FTS.B, 29.49%, 4/22/25.. .	726	751
992416607.UG.FTS.B, 29.49%, 4/22/25.. .	240	17
992416636.UG.FTS.B, 29.49%, 4/22/25.. .	943	981
992416738.UG.FTS.B, 29.49%, 4/22/25.. .	1,701	1,769
992416748.UG.FTS.B, 29.49%, 4/22/25.. .	571	595
992418463.UG.FTS.B, 29.49%, 4/22/25.. .	488	507
992418820.UG.FTS.B, 29.49%, 4/22/25.. .	657	683
992419339.UG.FTS.B, 29.49%, 4/22/25.. .	48	49
992419369.UG.FTS.B, 29.49%, 4/22/25.. .	332	336
992419799.UG.FTS.B, 29.49%, 4/22/25.. .	148	153
992420242.UG.FTS.B, 29.49%, 4/22/25.. .	180	188
992420248.UG.FTS.B, 29.49%, 4/22/25.. .	154	160
FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Principal
Description	Amount	Value
Marketplace Loans (continued)
Upgrade, Inc. - Card (continued)
992420337.UG.FTS.B, 29.49%, 4/22/25.. . $	415	$424
992420593.UG.FTS.B, 29.49%, 4/22/25.. .	9	9
992420699.UG.FTS.B, 29.49%, 4/22/25.. .	112	111
992422269.UG.FTS.B, 29.49%, 4/22/25.. .	225	233
992422521.UG.FTS.B, 29.49%, 4/22/25.. .	134	132
992423510.UG.FTS.B, 29.49%, 4/22/25.. .	58	59
992424725.UG.FTS.B, 29.49%, 4/22/25.. .	79	82
992424971.UG.FTS.B, 29.49%, 4/22/25.. .	2,956	2,041
992427145.UG.FTS.B, 29.49%, 4/22/25.. .	16	16
992427199.UG.FTS.B, 29.49%, 4/22/25.. .	1,567	1,113
992427320.UG.FTS.B, 29.49%, 4/22/25.. .	42	42
992427395.UG.FTS.B, 29.49%, 4/22/25.. .	142	147
992427949.UG.FTS.B, 29.49%, 4/22/25.. .	115	120
992429035.UG.FTS.B, 29.49%, 4/22/25.. .	137	142
992430463.UG.FTS.B, 29.49%, 4/22/25.. .	74	76
992432239.UG.FTS.B, 29.49%, 4/22/25.. .	177	178
992432540.UG.FTS.B, 29.49%, 4/22/25.. .	221	165
992432910.UG.FTS.B, 29.49%, 4/22/25.. .	2,193	2,278
992434494.UG.FTS.B, 29.49%, 4/22/25.. .	171	176
992435188.UG.FTS.B, 29.49%, 4/22/25.. .	217	224
992435978.UG.FTS.B, 29.49%, 4/22/25.. .	257	172
992438752.UG.FTS.B, 29.49%, 4/22/25.. .	546	565
992439438.UG.FTS.B, 29.49%, 4/22/25.. .	352	27
992444712.UG.FTS.B, 29.49%, 4/22/25.. .	2,567	2,673
992445035.UG.FTS.B, 29.49%, 4/22/25.. .	855	874
992445486.UG.FTS.B, 29.49%, 4/22/25.. .	299	312
992447478.UG.FTS.B, 29.49%, 4/22/25.. .	109	113
992448379.UG.FTS.B, 29.49%, 4/22/25.. .	122	81
992448723.UG.FTS.B, 29.49%, 4/22/25.. .	17	17
992451074.UG.FTS.B, 29.49%, 4/22/25.. .	73	75
992451949.UG.FTS.B, 29.49%, 4/22/25.. .	277	284
992452116.UG.FTS.B, 29.49%, 4/22/25. . .	83	85
992454195.UG.FTS.B, 29.49%, 4/22/25.. .	78	80
992454801.UG.FTS.B, 29.49%, 4/22/25.. .	2,903	3,017
992455844.UG.FTS.B, 29.49%, 4/22/25.. .	3,794	3,898
992456989.UG.FTS.B, 29.49%, 4/22/25.. .	594	617
992457156.UG.FTS.B, 29.49%, 4/22/25.. .	18	18
992461830.UG.FTS.B, 29.49%, 4/22/25.. .	232	157
992464276.UG.FTS.B, 29.49%, 4/22/25.. .	194	193
992467871.UG.FTS.B, 29.49%, 4/22/25.. .	381	394
992469449.UG.FTS.B, 29.49%, 4/22/25.. .	54	55
992472246.UG.FTS.B, 29.49%, 4/22/25.. .	355	342
992472424.UG.FTS.B, 29.49%, 4/22/25.. .	727	744
992472851.UG.FTS.B, 29.49%, 4/22/25.. .	40	35
992473215.UG.FTS.B, 29.49%, 4/22/25.. .	44	45
992475726.UG.FTS.B, 29.49%, 4/22/25.. .	196	204
992477452.UG.FTS.B, 29.49%, 4/22/25.. .	632	645
992477516.UG.FTS.B, 29.49%, 4/22/25.. .	104	107
992479682.UG.FTS.B, 29.49%, 4/22/25.. .	251	261
992481779.UG.FTS.B, 29.49%, 4/22/25.. .	3,371	3,438
992483129.UG.FTS.B, 29.49%, 4/22/25.. .	320	207
992484017.UG.FTS.B, 29.49%, 4/22/25.. .	512	532
992485283.UG.FTS.B, 29.49%, 4/22/25.. .	71	73
992485527.UG.FTS.B, 29.49%, 4/22/25.. .	256	266
992487374.UG.FTS.B, 29.49%, 4/22/25.. .	227	233
992487705.UG.FTS.B, 29.49%, 4/22/25.. .	480	493
992487970.UG.FTS.B, 29.49%, 4/22/25.. .	41	42
992488594.UG.FTS.B, 29.49%, 4/22/25.. .	36	36
franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	115

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
		Principal		Principal
Description		Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Upgrade, Inc. - Card (continued)				Upgrade, Inc. - Card (continued)
992488959.UG.FTS.B, 29.49%, 4/22/25.. . $		427	$442	992599701.UG.FTS.B, 29.49%, 4/22/25.. . $	7	$7
992492165.UG.FTS.B, 29.49%, 4/22/25.. .		1,020	136	992602434.UG.FTS.B, 29.49%, 4/22/25.. .	81	84
992494128.UG.FTS.B, 29.49%, 4/22/25.. .		255	265	992602719.UG.FTS.B, 29.49%, 4/22/25.. .	436	445
992495417.UG.FTS.B, 29.49%, 4/22/25.. .		140	99	992605804.UG.FTS.B, 29.49%, 4/22/25.. .	22	22
992496171.UG.FTS.B, 29.49%, 4/22/25.. .		426	443	992607665.UG.FTS.B, 29.49%, 4/22/25.. .	113	115
992497034.UG.FTS.B, 29.49%, 4/22/25.. .		121	125	992608539.UG.FTS.B, 29.49%, 4/22/25.. .	26	24
992500651.UG.FTS.B, 29.49%, 4/22/25.. .		47	46	992610558.UG.FTS.B, 29.49%, 4/22/25.. .	17	17
992502694.UG.FTS.B, 29.49%, 4/22/25.. .		313	320	992611173.UG.FTS.B, 29.49%, 4/22/25. . .	75	75
992504830.UG.FTS.B, 29.49%, 4/22/25.. .		384	384	992611652.UG.FTS.B, 29.49%, 4/22/25. . .	88	89
992508820.UG.FTS.B, 29.49%, 4/22/25.. .		285	297	992615760.UG.FTS.B, 29.49%, 4/22/25.. .	282	285
992509371.UG.FTS.B, 29.49%, 4/22/25.. .		68	70	992616179.UG.FTS.B, 29.49%, 4/22/25.. .	200	204
992514658.UG.FTS.B, 29.49%, 4/22/25.. .		53	54	992620880.UG.FTS.B, 29.49%, 4/22/25.. .	46	46
992514685.UG.FTS.B, 29.49%, 4/22/25.. .		5	5	992622043.UG.FTS.B, 29.49%, 4/22/25.. .	2,074	2,131
992514830.UG.FTS.B, 29.49%, 4/22/25.. .		31	31	992622644.UG.FTS.B, 29.49%, 4/22/25.. .	868	597
992514855.UG.FTS.B, 29.49%, 4/22/25.. .		122	126	992624887.UG.FTS.B, 29.49%, 4/22/25.. .	337	345
992515474.UG.FTS.B, 29.49%, 4/22/25.. .		1,188	1,235	992625452.UG.FTS.B, 29.49%, 4/22/25.. .	58	59
992515660.UG.FTS.B, 29.49%, 4/22/25.. .		298	310	992626537.UG.FTS.B, 29.49%, 4/22/25.. .	637	625
992516313.UG.FTS.B, 29.49%, 4/22/25.. .		425	442	992626804.UG.FTS.B, 29.49%, 4/22/25.. .	255	260
992516427.UG.FTS.B, 29.49%, 4/22/25.. .		123	125	992631098.UG.FTS.B, 29.49%, 4/22/25.. .	844	863
992519259.UG.FTS.B, 29.49%, 4/22/25.. .		235	238	992633754.UG.FTS.B, 29.49%, 4/22/25.. .	32	32
992519839.UG.FTS.B, 29.49%, 4/22/25.. .		342	352	992634117.UG.FTS.B, 29.49%, 4/22/25. . .	6	6
992521066.UG.FTS.B, 29.49%, 4/22/25.. .		22	22	992636034.UG.FTS.B, 29.49%, 4/22/25.. .	252	258
992522428.UG.FTS.B, 29.49%, 4/22/25.. .		48	8	992182530.UG.FTS.B, 19.99%, 5/09/25.. .	224	162
992523134.UG.FTS.B, 29.49%, 4/22/25.. .		273	284	992011909.UG.FTS.B, 29.49%, 5/09/25. . .	405	407
992524655.UG.FTS.B, 29.49%, 4/22/25.. .		234	238	992092477.UG.FTS.B, 22.95%, 5/20/25.. .	5,004	5,076
992525909.UG.FTS.B, 29.49%, 4/22/25.. .		314	324	992282384.UG.FTS.B, 16.99%, 6/09/25.. .	849	94
992529240.UG.FTS.B, 29.49%, 4/22/25.. .		283	294	992088318.UG.FTS, 0.17%, 6/01/26.. . . . .	176	179
992531531.UG.FTS.B, 29.49%, 4/22/25.. .		247	252	992074090.UG.FTS.B, 22.36%, 3/11/27. . .	2,462	2,533
992532351.UG.FTS.B, 29.49%, 4/22/25.. .		567	581	992076610.UG.FTS.B, 22.36%, 3/11/27. . .	3,113	3,202
992534566.UG.FTS.B, 29.49%, 4/22/25.. .		724	751	991980740.UG.FTS.B, 22.36%, 3/12/27.. .	616	601
992534888.UG.FTS.B, 29.49%, 4/22/25.. .		1,109	1,146	992225456.UG.FTS.B, 22.36%, 3/12/27.. .	758	771
992539629.UG.FTS.B, 29.49%, 4/22/25.. .		45	45	992193819.UG.FTS.B, 22.36%, 4/01/27.. .	173	173
992541032.UG.FTS.B, 29.49%, 4/22/25.. .		91	95	992407152.UG.FTS.B, 16.99%, 4/02/27.. .	159	160
992544772.UG.FTS.B, 29.49%, 4/22/25.. .		27	5	992220224.UG.FTS.B, 19.99%, 4/04/27.. .	2,593	2,662
992545069.UG.FTS.B, 29.49%, 4/22/25.. .		156	162	992227359.UG.FTS.B, 19.99%, 4/04/27.. .	106	108
992545210.UG.FTS.B, 29.49%, 4/22/25.. .		80	79	992239940.UG.FTS.B, 15.99%, 4/08/27.. .	1,149	1,182
992549029.UG.FTS.B, 29.49%, 4/22/25.. .		23	23	992392616.UG.FTS.B, 15.99%, 4/08/27.. .	12	12
992552564.UG.FTS.B, 29.49%, 4/22/25.. .		412	411	992304706.UG.FTS.B, 16.99%, 4/08/27.. .	237	244
992552626.UG.FTS.B, 29.49%, 4/22/25.. .		421	438	992072585.UG.FTS.B, 27.95%, 4/08/27.. .	31	31
992556301.UG.FTS.B, 29.49%, 4/22/25.. .		–	–	991989457.UG.FTS.B, 29.49%, 4/08/27.. .	6	4
992562899.UG.FTS.B, 29.49%, 4/22/25.. .		5	5	992078124.UG.FTS.B, 29.49%, 4/08/27.. .	7	7
992564506.UG.FTS.B, 29.49%, 4/22/25.. .		593	616	992322764.UG.FTS.B, 16.99%, 4/09/27.. .	48	48
992564584.UG.FTS.B, 29.49%, 4/22/25.. .		844	831	992288301.UG.FTS.B, 22.36%, 4/11/27. . .	1,394	1,362
992567188.UG.FTS.B, 29.49%, 4/22/25.. .		76	78	992277625.UG.FTS.B, 15.99%, 4/13/27.. .	1,338	1,364
992573503.UG.FTS.B, 29.49%, 4/22/25.. .		62	64	992290059.UG.FTS.B, 18.98%, 4/13/27.. .	255	262
992573800.UG.FTS.B, 29.49%, 4/22/25.. .		209	213	992296704.UG.FTS.B, 16.99%, 4/15/27.. .	2,474	2,551
992575177.UG.FTS.B, 29.49%, 4/22/25.. .		847	879	992451656.UG.FTS.B, 16.99%, 4/15/27.. .	892	887
992575189.UG.FTS.B, 29.49%, 4/22/25.. .		761	732	992388025.UG.FTS.B, 21.99%, 4/15/27.. .	1,123	1,157
992584017.UG.FTS.B, 29.49%, 4/22/25.. .		166	169	992394335.UG.FTS.B, 19.99%, 4/20/27.. .	230	237
992586194.UG.FTS.B, 29.49%, 4/22/25.. .		1,269	1,295	992494437.UG.FTS.B, 16.99%, 4/21/27.. .	365	377
992590004.UG.FTS.B, 29.49%, 4/22/25.. .		84	7	992413089.UG.FTS.B, 19.99%, 4/21/27.. .	4,407	4,530
992590467.UG.FTS.B, 29.49%, 4/22/25.. .		126	124	991969049.UG.FTS.B, Zero Cpn, 5/08/27..	–	–
992590556.UG.FTS.B, 29.49%, 4/22/25.. .		28	28	992076520.UG.FTS.B, 19.99%, 5/20/27.. .	–	–
992594428.UG.FTS.B, 29.49%, 4/22/25.. .		866	884	991979583.UG.FTS.B, Zero Cpn, 6/09/27..	–	–
992595468.UG.FTS.B, 29.49%, 4/22/25.. .		19	20	992367182.UG.FTS.B, Zero Cpn, 6/18/27..	–	–
992595569.UG.FTS.B, 29.49%, 4/22/25.. .		469	479	992138179.UG.FTS.B, Zero Cpn, 6/20/27..	–	–
992596925.UG.FTS.B, 29.49%, 4/22/25.. .		1,736	1,738	992376230.UG.FTS.B, Zero Cpn, 6/20/27..	–	–
992597371.UG.FTS.B, 29.49%, 4/22/25.. .		237	240	992339560.UG.FTS.B, 15%, 6/29/27 . . . . .	8	8

116	Annual Report	The accompanying notes are an integral part of these financial statements.			franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
	Principal		Principal
Description	Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Upgrade, Inc. - Card (continued)			Upgrade, Inc. - Card (continued)
992012561.UG.FTS.B, Zero Cpn, 7/08/27..	$1	$–	992382996.UG.FTS.B, 28.98%, 11/19/27. . $	1	$1
992075253.UG.FTS.B, 29.49%, 7/08/27.. .	–	–	992353136.UG.FTS.B, 29.48%, 11/19/27. .	1	1
992134308.UG.FTS.B, 29.49%, 7/08/27.. .	1	–	992403139.UG.FTS.B, Zero Cpn, 11/20/27.	22	2
992250137.UG.FTS.B, 29.49%, 7/09/27.. .	–	–	992441318.UG.FTS.B, Zero Cpn, 11/20/27.	15	1
992078254.UG.FTS.B, Zero Cpn, 7/20/27..	4	–	992521100.UG.FTS.B, Zero Cpn, 11/20/27.	17	1
992146423.UG.FTS.B, Zero Cpn, 7/20/27..	1	–	992075441.UG.FTS.B, 29.46%, 11/20/27. .	6	6
992449830.UG.FTS.B, Zero Cpn, 7/20/27..	2	–	992109536.UG.FTS.B, 29.49%, 11/20/27. .	–	–
992465159.UG.FTS.B, Zero Cpn, 7/20/27..	–	–	992138635.UG.FTS.B, 29.49%, 11/20/27. .	–	–
991968274.UG.FTS.B, Zero Cpn, 8/08/27..	2	–	992603092.UG.FTS.B, 29.49%, 11/20/27. .	–	–
991974108.UG.FTS.B, Zero Cpn, 8/08/27..	7	1	992014951.UG.FTS.B, Zero Cpn, 11/23/27.	20	1
991992155.UG.FTS.B, 29.49%, 8/08/27.. .	–	–	992395395.UG.FTS.B, 17.71%, 12/02/27..	11	1
992108297.UG.FTS.B, Zero Cpn, 8/09/27..	1	–	992131978.UG.FTS.B, 29.46%, 12/08/27..	–	–
992541827.UG.FTS.B, 19.3%, 8/17/27.. . .	–	–	992129585.UG.FTS.B, 29.49%, 12/08/27..	–	–
992361811.UG.FTS.B, Zero Cpn, 8/20/27..	3	–	992186812.UG.FTS.B, 29.49%, 12/08/27..	–	–
992582435.UG.FTS.B, 28.98%, 8/20/27.. .	–	–	991980473.UG.FTS.B, Zero Cpn, 12/09/27.	25	2
992243350.UG.FTS.B, 29.49%, 9/08/27.. .	1	–	992004628.UG.FTS.B, Zero Cpn, 12/09/27.	23	2
992127952.UG.FTS.B, Zero Cpn, 9/09/27..	13	1	992084622.UG.FTS.B, 29.48%, 12/09/27..	–	–
992177601.UG.FTS.B, Zero Cpn, 9/09/27..	11	1	991977601.UG.FTS.B, 29.49%, 12/09/27..	9	1
992030827.UG.FTS.B, 28.98%, 9/09/27.. .	2	1	991997363.UG.FTS.B, 29.49%, 12/09/27..	23	21
992251172.UG.FTS.B, 29.49%, 9/12/27. . .	1	–	992009421.UG.FTS.B, 29.49%, 12/09/27..	1	1
992419603.UG.FTS.B, 28.98%, 9/18/27.. .	3	–	992029691.UG.FTS.B, 29.49%, 12/09/27..	–	–
992399562.UG.FTS.B, 29.49%, 9/19/27.. .	–	–	992042625.UG.FTS.B, 29.49%, 12/09/27..	17	(1)
992150348.UG.FTS.B, Zero Cpn, 9/20/27..	18	2	992156606.UG.FTS.B, 29.49%, 12/09/27..	12	1
992500899.UG.FTS.B, Zero Cpn, 9/20/27..	16	1	992253312.UG.FTS.B, 29.49%, 12/10/27..	9	1
992126266.UG.FTS.B, 29.49%, 9/20/27.. .	–	–	992255744.UG.FTS.B, 29.49%, 12/10/27..	–	–
992345005.UG.FTS.B, Zero Cpn, 9/21/27..	16	1	992298625.UG.FTS.B, 20.47%, 12/12/27..	–	–
992042905.UG.FTS.B, Zero Cpn, 10/08/27.	11	1	992287329.UG.FTS.B, 29.49%, 12/12/27..	–	–
992095939.UG.FTS.B, Zero Cpn, 10/08/27.	11	1	992451994.UG.FTS.B, Zero Cpn, 12/16/27.	21	2
991974206.UG.FTS.B, 29.49%, 10/08/27..	–	–	992588454.UG.FTS.B, 29.49%, 12/17/27..	–	–
992096737.UG.FTS.B, 29.49%, 10/08/27..	–	–	992486028.UG.FTS.B, Zero Cpn, 12/18/27.	24	2
992118524.UG.FTS.B, Zero Cpn, 10/09/27.	12	1	992365477.UG.FTS.B, 29.49%, 12/18/27..	2	2
991977315.UG.FTS.B, 19.99%, 10/09/27..	2	–	992140846.UG.FTS.B, 29.48%, 12/19/27..	5	1
992175762.UG.FTS.B, 29.48%, 10/09/27..	3	–	992351597.UG.FTS.B, 29.49%, 12/19/27..	15	–
991996130.UG.FTS.B, 29.49%, 10/09/27..	–	–	992124748.UG.FTS.B, Zero Cpn, 12/20/27.	32	2
992469287.UG.FTS.B, Zero Cpn, 10/18/27.	18	1	992548955.UG.FTS.B, 28.98%, 12/20/27..	–	–
992367573.UG.FTS.B, Zero Cpn, 10/19/27.	16	1	992209767.UG.FTS.B, 29.48%, 12/20/27..	3	3
992468268.UG.FTS.B, 29.49%, 10/19/27..	–	–	992373795.UG.FTS.B, 29.48%, 12/20/27..	13	1
992207502.UG.FTS.B, Zero Cpn, 10/20/27.	3	–	992309051.UG.FTS.B, 29.49%, 12/20/27..	–	–
992419273.UG.FTS.B, Zero Cpn, 10/20/27.	10	1	992399885.UG.FTS.B, 29.49%, 12/20/27..	12	1
992434002.UG.FTS.B, 29.45%, 10/20/27..	–	–	992451388.UG.FTS.B, 29.49%, 12/20/27..	–	–
992076061.UG.FTS.B, 29.49%, 10/20/27..	7	–	991848952.UG.FTS.B, 28.98%, 12/23/27..	–	–
992117210.UG.FTS.B, 29.49%, 10/20/27. .	–	–	991864614.UG.FTS.B, 29.49%, 12/24/27..	–	–
992384297.UG.FTS.B, 29.49%, 10/20/27..	–	–	991946777.UG.FTS.B, 29.49%, 12/24/27..	10	1
992553647.UG.FTS.B, 29.49%, 10/20/27..	–	–	992401685.UG.FTS.B, 16.49%, 12/31/27..	2	2
992046105.UG.FTS.B, Zero Cpn, 11/08/27.	15	1	992188065.UG.FTS.B, 17.99%, 1/01/28.. .	3	3
992096495.UG.FTS.B, Zero Cpn, 11/08/27.	18	1	992214041.UG.FTS.B, 21.46%, 1/01/28.. .	4	4
992118963.UG.FTS.B, Zero Cpn, 11/08/27.	20	1	991929089.UG.FTS.B, 17.99%, 1/03/28.. .	–	–
992230651.UG.FTS.B, Zero Cpn, 11/08/27.	22	2	992205691.UG.FTS.B, 26.44%, 1/03/28.. .	–	–
992053324.UG.FTS.B, 28.98%, 11/08/27. .	7	–	991960370.UG.FTS.B, 29.49%, 1/07/28.. .	4	4
992007612.UG.FTS.B, Zero Cpn, 11/09/27.	20	1	992236188.UG.FTS.B, 29.49%, 1/07/28.. .	1	1
992007306.UG.FTS.B, 25.94%, 11/09/27. .	8	1	992186433.UG.FTS.B, 19.99%, 1/08/28.. .	6	6
991993104.UG.FTS.B, 29.49%, 11/09/27. .	–	–	992222974.UG.FTS.B, 28.48%, 1/08/28.. .	–	–
992251985.UG.FTS.B, Zero Cpn, 11/11/27.	20	1	991997076.UG.FTS.B, 28.98%, 1/08/28.. .	17	16
992295459.UG.FTS.B, 20.96%, 11/11/27. .	14	–	992124536.UG.FTS.B, 29.45%, 1/08/28.. .	1	1
992233439.UG.FTS.B, 19.99%, 11/12/27. .	–	–	991971261.UG.FTS.B, 29.47%, 1/08/28.. .	–	–
992017615.UG.FTS.B, 29.49%, 11/17/27. .	13	12	992030032.UG.FTS.B, 29.47%, 1/08/28.. .	3	3
992408343.UG.FTS.B, 19.99%, 11/18/27. .	6	–	991989435.UG.FTS.B, 29.49%, 1/08/28.. .	12	12
992432435.UG.FTS.B, 29.48%, 11/18/27. .	15	3	991995076.UG.FTS.B, 29.49%, 1/08/28.. .	4	4

franklintempleton.com	The accompanying notes are an integral part of these financial statements.		Annual Report		117

FRANKLIN LIMITED DURATION INCOME TRUST SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
Principal
Description	Amount	Value
Marketplace Loans (continued)
Upgrade, Inc. - Card (continued)
992017380.UG.FTS.B, 29.49%, 1/08/28.. . $	5	$5
992044025.UG.FTS.B, 29.49%, 1/08/28.. .	17	16
992044624.UG.FTS.B, 29.49%, 1/08/28.. .	–	–
992134303.UG.FTS.B, 29.49%, 1/08/28.. .	3	2
992141694.UG.FTS.B, 29.49%, 1/08/28.. .	1	1
992236325.UG.FTS.B, 29.49%, 1/08/28.. .	3	3
992099317.UG.FTS.B, Zero Cpn, 1/09/28..	28	2
992443371.UG.FTS.B, 16.99%, 1/09/28.. .	3	3
992084409.UG.FTS.B, 19.99%, 1/09/28.. .	4	4
991983957.UG.FTS.B, 28.98%, 1/09/28.. .	1	1
991998617.UG.FTS.B, 28.98%, 1/09/28.. .	2	2
992074861.UG.FTS.B, 28.98%, 1/09/28.. .	1	1
991996396.UG.FTS.B, 29.46%, 1/09/28.. .	18	(1)
992050910.UG.FTS.B, 29.48%, 1/09/28.. .	1	1
992148264.UG.FTS.B, 29.48%, 1/09/28.. .	2	2
991988245.UG.FTS.B, 29.49%, 1/09/28.. .	1	1
991997988.UG.FTS.B, 29.49%, 1/09/28.. .	1	1
992020710.UG.FTS.B, 29.49%, 1/09/28.. .	6	6
992035853.UG.FTS.B, 29.49%, 1/09/28.. .	11	10
992052748.UG.FTS.B, 29.49%, 1/09/28.. .	–	–
992052775.UG.FTS.B, 29.49%, 1/09/28.. .	15	3
992062582.UG.FTS.B, 29.49%, 1/09/28.. .	4	4
992106172.UG.FTS.B, 29.49%, 1/09/28.. .	1	1
992180210.UG.FTS.B, 29.49%, 1/09/28.. .	–	–
992180363.UG.FTS.B, 29.49%, 1/09/28.. .	5	4
992249924.UG.FTS.B, 29.49%, 1/09/28.. .	4	4
992224496.UG.FTS.B, 29.49%, 1/10/28.. .	1	1
992235871.UG.FTS.B, Zero Cpn, 1/11/28..	32	2
992394156.UG.FTS.B, 18.71%, 1/11/28. . .	3	3
992249273.UG.FTS.B, 29.49%, 1/11/28. . .	4	3
992222295.UG.FTS.B, 19.99%, 1/12/28.. .	20	–
992124512.UG.FTS.B, 14.97%, 1/16/28.. .	1	1
992332102.UG.FTS.B, 29.49%, 1/16/28.. .	3	3
992419052.UG.FTS.B, 28.98%, 1/17/28.. .	4	4
992340708.UG.FTS.B, Zero Cpn, 1/18/28..	23	2
992109237.UG.FTS.B, 29.46%, 1/18/28.. .	–	–
992357347.UG.FTS.B, 29.49%, 1/18/28.. .	1	–
992357639.UG.FTS.B, 29.49%, 1/18/28.. .	11	2
992472048.UG.FTS.B, 29.49%, 1/18/28.. .	30	12
992557584.UG.FTS.B, 29.99%, 1/18/28.. .	28	29
992140314.UG.FTS.B, 29.49%, 1/19/28.. .	2	1
992363962.UG.FTS.B, 29.49%, 1/19/28.. .	13	2
992443018.UG.FTS.B, 29.49%, 1/19/28.. .	3	3
992193514.UG.FTS.B, Zero Cpn, 1/20/28..	28	2
992142525.UG.FTS.B, 19.99%, 1/20/28.. .	5	5
992110621.UG.FTS.B, 27.95%, 1/20/28. . .	1	1
992119937.UG.FTS.B, 28.98%, 1/20/28. . .	3	3
992366086.UG.FTS.B, 28.98%, 1/20/28.. .	6	6
992370394.UG.FTS.B, 28.98%, 1/20/28.. .	16	1
992468171.UG.FTS.B, 28.98%, 1/20/28.. .	5	5
992500716.UG.FTS.B, 28.98%, 1/20/28.. .	3	3
992223637.UG.FTS.B, 29.46%, 1/20/28.. .	2	2
992239865.UG.FTS.B, 29.46%, 1/20/28.. .	8	9
992383432.UG.FTS.B, 29.46%, 1/20/28.. .	–	–
992395842.UG.FTS.B, 29.46%, 1/20/28.. .	3	3
992204657.UG.FTS.B, 29.48%, 1/20/28.. .	1	1
992382295.UG.FTS.B, 29.48%, 1/20/28.. .	7	7
992439096.UG.FTS.B, 29.48%, 1/20/28.. .	1	1
Principal
Description	Amount	Value
Upgrade, Inc. - Card (continued)
992506947.UG.FTS.B, 29.48%, 1/20/28.. . $	8	$7
992099091.UG.FTS.B, 29.49%, 1/20/28.. .	5	5
992140000.UG.FTS.B, 29.49%, 1/20/28.. .	4	4
992146618.UG.FTS.B, 29.49%, 1/20/28.. .	3	3
992151805.UG.FTS.B, 29.49%, 1/20/28.. .	8	8
992153877.UG.FTS.B, 29.49%, 1/20/28.. .	1	1
992169291.UG.FTS.B, 29.49%, 1/20/28.. .	14	1
992211971.UG.FTS.B, 29.49%, 1/20/28. . .	–	–
992225643.UG.FTS.B, 29.49%, 1/20/28.. .	10	2
992226071.UG.FTS.B, 29.49%, 1/20/28.. .	3	3
992247383.UG.FTS.B, 29.49%, 1/20/28.. .	–	–
992278256.UG.FTS.B, 29.49%, 1/20/28.. .	–	–
992324686.UG.FTS.B, 29.49%, 1/20/28.. .	–	–
992372790.UG.FTS.B, 29.49%, 1/20/28.. .	23	(1)
992411635.UG.FTS.B, 29.49%, 1/20/28. . .	2	2
992418003.UG.FTS.B, 29.49%, 1/20/28.. .	2	2
992429718.UG.FTS.B, 29.49%, 1/20/28.. .	–	–
992432689.UG.FTS.B, 29.49%, 1/20/28.. .	3	3
992494028.UG.FTS.B, 29.49%, 1/20/28.. .	–	–
992362481.UG.FTS.B, 15.97%, 1/25/28.. .	2	2
		2,075,176
Upstart Network, Inc.

L1720742.UP.FTS.B, 7.25%, 9/16/24. . . . .	2,194	2,173
L1711624.UP.FTS.B, 7.44%, 9/16/24 . . . . .	18,706	18,506
FW1721052.UP.FTS.B, 11.93%, 9/16/24.. .	5,321	5,284
L1721566.UP.FTS.B, 14.24%, 9/16/24. . . .	5,072	5,054
L1714038.UP.FTS.B, 16.16%, 9/16/24. . . .	1,025	1,021
L1721498.UP.FTS.B, 16.34%, 9/16/24. . . .	3,416	937
L1721654.UP.FTS.B, 16.43%, 9/16/24. . . .	1,604	1,598
L1721462.UP.FTS.B, 19.22%, 9/16/24. . . .	6,537	6,465
L1720892.UP.FTS.B, 21.47%, 9/16/24. . . .	659	657
L1721851.UP.FTS.B, 22.85%, 9/16/24. . . .	354	348
L1720552.UP.FTS.B, 23.67%, 9/16/24. . . .	3,064	3,040
L1721525.UP.FTS.B, 24.83%, 9/16/24. . . .	3,715	3,679
L1722286.UP.FTS.B, 26.68%, 9/16/24. . . .	2,111	614
FW1721072.UP.FTS.B, 27.91%, 9/16/24.. .	3,400	3,374
FW1720347.UP.FTS.B, 28.7%, 9/16/24.. . .	1,083	1,025
FW1722168.UP.FTS.B, 28.72%, 9/16/24.. .	3,415	3,379
L1894225.UP.FTS.B, 6.03%, 10/21/24. . . .	22,135	21,912
FW1880019.UP.FTS.B, 6.18%, 10/21/24.. .	612	606
L1894457.UP.FTS.B, 10.23%, 10/21/24 . . .	2,459	2,437
L1895825.UP.FTS.B, 11.61%, 10/21/24.. . .	4,562	4,525
L1894309.UP.FTS.B, 13.29%, 10/21/24 . . .	2,301	2,283
L1895049.UP.FTS.B, 13.93%, 10/21/24 . . .	3,298	3,276
L1891692.UP.FTS.B, 14.71%, 10/21/24 . . .	1,896	1,826
L1878535.UP.FTS.B, 15.12%, 10/21/24 . . .	3,313	3,301
L1890791.UP.FTS.B, 16.66%, 10/21/24 . . .	3,344	3,322
L1893536.UP.FTS.B, 16.96%, 10/21/24 . . .	3,305	3,291
L1893727.UP.FTS.B, 17.94%, 10/21/24 . . .	1,144	1,137
FW1892688.UP.FTS.B, 18.33%, 10/21/24..	10,711	10,672
FW1895268.UP.FTS.B, 18.48%, 10/21/24..	3,503	3,319
FW1894732.UP.FTS.B, 18.56%, 10/21/24..	2,700	2,691
L1893435.UP.FTS.B, 18.88%, 10/21/24 . . .	2,105	2,000
FW1892653.UP.FTS.B, 19.01%, 10/21/24..	2,247	2,130
L1892162.UP.FTS.B, 19.36%, 10/21/24 . . .	5,159	5,134
FW1885925.UP.FTS.B, 19.58%, 10/21/24..	6,030	892
L1892628.UP.FTS.B, 19.64%, 10/21/24 . . .	3,169	3,003
118	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
	Principal			Principal
Description	Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)			Upstart Network, Inc. (continued)
FW1891505.UP.FTS.B, 21.84%, 10/21/24..	$ 2,319	$2,309	L2112331.UP.FTS.B, 15.71%, 11/24/24.. . . $ 1,382		$1,377
FW1892240.UP.FTS.B, 22.75%, 10/21/24..	2,751	2,730	L2110559.UP.FTS.B, 17.14%, 11/24/24.. . .	3,079	3,065
L1891064.UP.FTS.B, 22.99%, 10/21/24 . . .	3,074	2,907	FW2112100.UP.FTS.B, 17.32%, 11/24/24..	5,571	5,550
L1895185.UP.FTS.B, 23.97%, 10/21/24 . . .	3,329	3,303	L2111033.UP.FTS.B, 18.33%, 11/24/24.. . .	1,399	1,394
FW1891670.UP.FTS.B, 25.4%, 10/21/24.. .	2,412	2,393	FW2110153.UP.FTS.B, 19.9%, 11/24/24.. .	1,409	1,404
FW1895865.UP.FTS.B, 29.13%, 10/21/24..	693	687	FW2111612.UP.FTS.B, 21.02%, 11/24/24. .	4,956	4,939
FW1893899.UP.FTS.B, 29.21%, 10/21/24..	6,668	6,603	L2111135.UP.FTS.B, 21.95%, 11/24/24.. . .	2,844	2,834
FW1893137.UP.FTS.B, 29.93%, 10/21/24..	3,584	3,550	L2110276.UP.FTS.B, 22.36%, 11/24/24.. . .	1,068	1,060
FW1890927.UP.FTS.B, 30.31%, 10/21/24..	9,398	1,436	L2109126.UP.FTS.B, 22.97%, 11/24/24.. . .	1,242	1,224
L2016917.UP.FTS.B, 6.51%, 11/10/24 . . . .	5,619	5,561	FW2109663.UP.FTS.B, 25.71%, 11/24/24..	1,642	1,624
L2018233.UP.FTS.B, 7.02%, 11/10/24 . . . .	4,972	4,919	FW2112118.UP.FTS.B, 25.96%, 11/24/24. .	1,455	1,440
L2015136.UP.FTS.B, 8.39%, 11/10/24 . . . .	24,793	24,533	FW2111730.UP.FTS.B, 27.96%, 11/24/24. .	2,377	2,355
L2017051.UP.FTS.B, 8.87%, 11/10/24 . . . .	5,054	1,317	FW2111505.UP.FTS.B, 28.14%, 11/24/24. .	2,298	164
L2016733.UP.FTS.B, 9.09%, 11/10/24 . . . .	6,348	6,285	FW2110571.UP.FTS.B, 29.18%, 11/24/24..	3,371	3,348
L2017667.UP.FTS.B, 9.13%, 11/10/24 . . . .	1,139	1,128	L2261401.UP.FTS.B, 6.66%, 12/16/24. . . .	6,870	6,802
L2016728.UP.FTS.B, 9.29%, 11/10/24 . . . .	4,692	4,649	L2261540.UP.FTS.B, 8.28%, 12/16/24. . . .	4,509	4,468
L2018451.UP.FTS.B, 9.36%, 11/10/24 . . . .	7,281	1,909	L2216224.UP.FTS.B, 8.42%, 12/16/24. . . .	3,679	3,646
FW2018222.UP.FTS.B, 9.41%, 11/10/24.. .	3,749	513	L2265364.UP.FTS.B, 8.65%, 12/16/24. . . .	3,475	3,440
L2016577.UP.FTS.B, 10.96%, 11/10/24.. . .	1,352	1,339	FW2265959.UP.FTS.B, 8.89%, 12/16/24.. .	1,044	1,033
L2016209.UP.FTS.B, 12.12%, 11/10/24.. . .	2,039	2,020	L2229763.UP.FTS.B, 9.3%, 12/16/24. . . . .	697	691
L2015678.UP.FTS.B, 12.54%, 11/10/24.. . .	6,849	6,778	L2266512.UP.FTS.B, 9.35%, 12/16/24. . . .	18,893	18,723
L1985791.UP.FTS.B, 12.67%, 11/10/24.. . .	1,602	1,586	L2265007.UP.FTS.B, 9.44%, 12/16/24. . . .	1,046	1,036
FW2016328.UP.FTS.B, 12.86%, 11/10/24..	2,046	2,028	L2265915.UP.FTS.B, 9.6%, 12/16/24. . . . .	2,094	2,075
L2018339.UP.FTS.B, 13.97%, 11/10/24.. . .	3,771	3,738	FW2264785.UP.FTS.B, 11.52%, 12/16/24..	1,538	1,522
L2017406.UP.FTS.B, 14.45%, 11/10/24.. . .	4,467	4,427	L2260646.UP.FTS.B, 11.94%, 12/16/24.. . .	3,851	3,817
FW2018454.UP.FTS.B, 14.63%, 11/10/24..	781	774	L2259209.UP.FTS.B, 12.08%, 12/16/24 . . .	3,529	3,499
L2018006.UP.FTS.B, 14.87%, 11/10/24.. . .	1,377	1,366	L2262060.UP.FTS.B, 13.31%, 12/16/24 . . .	2,486	2,462
FW2001495.UP.FTS.B, 15.25%, 11/10/24..	968	959	L2262614.UP.FTS.B, 13.43%, 12/16/24 . . .	7,101	7,032
L2015837.UP.FTS.B, 15.63%, 11/10/24.. . .	11,195	11,105	L2211679.UP.FTS.B, 14.71%, 12/16/24.. . .	21,420	21,249
L2017093.UP.FTS.B, 16.12%, 11/10/24.. . .	831	824	L2262597.UP.FTS.B, 16.24%, 12/16/24 . . .	3,162	3,137
L2016139.UP.FTS.B, 16.33%, 11/10/24.. . .	13,865	13,755	L2259776.UP.FTS.B, 16.46%, 12/16/24 . . .	5,012	4,972
FW2007066.UP.FTS.B, 17.61%, 11/10/24..	1,046	1,038	L2261806.UP.FTS.B, 16.6%, 12/16/24. . . .	2,159	2,142
L2017957.UP.FTS.B, 18.16%, 11/10/24.. . .	845	61	L2261925.UP.FTS.B, 16.82%, 12/16/24 . . .	1,574	1,562
L2016784.UP.FTS.B, 21.44%, 11/10/24.. . .	1,657	119	L2266042.UP.FTS.B, 17.15%, 12/16/24 . . .	6,319	6,255
L2018393.UP.FTS.B, 21.57%, 11/10/24.. . .	4,259	4,204	FW2264850.UP.FTS.B, 18.52%, 12/16/24..	2,177	2,160
FW2016840.UP.FTS.B, 22.02%, 11/10/24..	1,280	1,264	L2262131.UP.FTS.B, 19.12%, 12/16/24 . . .	4,365	4,332
L2016819.UP.FTS.B, 23.01%, 11/10/24.. . .	1,428	1,418	L2261606.UP.FTS.B, 19.86%, 12/16/24 . . .	4,378	4,345
L2016119.UP.FTS.B, 23.12%, 11/10/24.. . .	2,287	2,257	L2265833.UP.FTS.B, 20.21%, 12/16/24 . . .	1,096	1,085
L2016919.UP.FTS.B, 23.32%, 11/10/24.. . .	999	986	FW2261706.UP.FTS.B, 20.22%, 12/16/24..	3,654	3,609
FW2017274.UP.FTS.B, 23.62%, 11/10/24..	1,790	1,767	L2261569.UP.FTS.B, 20.96%, 12/16/24 . . .	1,829	1,815
FW2018301.UP.FTS.B, 24.87%, 11/10/24..	1,507	1,477	FW2266070.UP.FTS.B, 21.07%, 12/16/24..	1,833	1,820
FW2017356.UP.FTS.B, 25.92%, 11/10/24..	8,600	619	L2262523.UP.FTS.B, 21.5%, 12/16/24. . . .	1,028	1,021
FW2018024.UP.FTS.B, 26.15%, 11/10/24..	2,173	2,140	FW2261259.UP.FTS.B, 22.38%, 12/16/24..	2,780	2,745
FW2015791.UP.FTS.B, 26.34%, 11/10/24..	724	715	L2264181.UP.FTS.B, 23.38%, 12/16/24 . . .	1,168	85
FW2016322.UP.FTS.B, 27.44%, 11/10/24..	1,455	1,437	L2250028.UP.FTS.B, 23.42%, 12/16/24 . . .	3,405	3,380
FW2017278.UP.FTS.B, 27.94%, 11/10/24..	2,188	2,161	FW2264809.UP.FTS.B, 24.15%, 12/16/24..	742	734
FW2015810.UP.FTS.B, 28.92%, 11/10/24..	1,098	158	FW2267015.UP.FTS.B, 24.4%, 12/16/24.. .	1,998	143
FW2016457.UP.FTS.B, 29.16%, 11/10/24..	2,052	2,026	FW2263709.UP.FTS.B, 25.03%, 12/16/24..	2,980	2,944
L2112089.UP.FTS.B, 5.82%, 11/24/24.. . . .	16,468	16,316	FW2266287.UP.FTS.B, 26.84%, 12/16/24..	1,202	1,185
L2111723.UP.FTS.B, 6.93%, 11/24/24.. . . .	2,650	2,626	FW2264410.UP.FTS.B, 26.85%, 12/16/24..	1,593	462
L2110121.UP.FTS.B, 7.71%, 11/24/24.. . . .	13,297	13,195	FW2262386.UP.FTS.B, 27.26%, 12/16/24..	751	741
FW2112318.UP.FTS.B, 7.86%, 11/24/24.. .	1,171	1,159	FW2262628.UP.FTS.B, 27.26%, 12/16/24..	2,406	2,372
L2111193.UP.FTS.B, 8.01%, 11/24/24.. . . .	9,991	9,915	FW2266872.UP.FTS.B, 27.8%, 12/16/24.. .	3,765	3,721
L2111318.UP.FTS.B, 8.45%, 11/24/24.. . . .	5,960	5,914	FW2266398.UP.FTS.B, 28.01%, 12/16/24..	11,099	10,959
L2111794.UP.FTS.B, 11.5%, 11/24/24.. . . .	6,695	6,649	FW2261223.UP.FTS.B, 28.07%, 12/16/24..	1,150	82
L2050999.UP.FTS.B, 11.63%, 11/24/24.. . .	1,399	1,386	FW2262409.UP.FTS.B, 28.42%, 12/16/24..	3,935	3,711
L2111648.UP.FTS.B, 14.96%, 11/24/24.. . .	1,516	1,510	FW2266624.UP.FTS.B, 28.53%, 12/16/24..	980	969
L2111810.UP.FTS.B, 15.22%, 11/24/24.. . .	1,263	1,255	FW2263769.UP.FTS.B, 28.64%, 12/16/24..	4,149	4,100

franklintempleton.com	The accompanying notes are an integral part of these financial statements.			Annual Report	119

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
		Principal		Principal
Description		Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)				Upstart Network, Inc. (continued)
FW2263191.UP.FTS.B, 28.73%, 12/16/24.. $		5,328	$5,256	FW2474339.UP.FTS.B, 22.4%, 1/20/25.. . . $	647	$637
FW2266557.UP.FTS.B, 28.78%, 12/16/24..		1,298	91	L2475291.UP.FTS.B, 22.47%, 1/20/25. . . .	1,515	1,497
FW2166539.UP.FTS.B, 28.95%, 12/16/24..		11,316	11,183	L2475619.UP.FTS.B, 23.11%, 1/20/25 . . . .	4,409	319
L2270141.UP.FTS.B, 5.94%, 12/17/24. . . .		3,431	3,395	L2474731.UP.FTS.B, 23.19%, 1/20/25. . . .	3,205	3,168
L2268724.UP.FTS.B, 5.97%, 12/17/24. . . .		4,381	4,338	FW2475578.UP.FTS.B, 23.88%, 1/20/25.. .	1,795	129
FW2270915.UP.FTS.B, 7.16%, 12/17/24.. .		7,192	7,122	FW2471424.UP.FTS.B, 26.66%, 1/20/25.. .	2,318	2,291
L2268969.UP.FTS.B, 7.2%, 12/17/24. . . . .		2,423	2,398	FW2473893.UP.FTS.B, 26.7%, 1/20/25.. . .	850	840
L2270374.UP.FTS.B, 7.34%, 12/17/24. . . .		3,289	241	FW2473351.UP.FTS.B, 27.4%, 1/20/25.. . .	2,479	2,450
L2267343.UP.FTS.B, 7.39%, 12/17/24. . . .		1,036	1,026	FW2474510.UP.FTS.B, 28.36%, 1/20/25.. .	1,729	9
L2271135.UP.FTS.B, 7.67%, 12/17/24 . . . .		1,384	1,371	FW2472771.UP.FTS.B, 28.59%, 1/20/25.. .	1,633	1,615
L2269231.UP.FTS.B, 7.89%, 12/17/24. . . .		13,820	13,391	FW2472534.UP.FTS.B, 28.71%, 1/20/25.. .	2,337	2,205
L2267347.UP.FTS.B, 8.86%, 12/17/24. . . .		1,393	1,380	FW2475051.UP.FTS.B, 29.14%, 1/20/25.. .	2,173	2,148
L2269156.UP.FTS.B, 9.26%, 12/17/24. . . .		1,394	1,380	L2477325.UP.FTS.B, 5.03%, 1/21/25. . . . .	31,925	31,617
L2271183.UP.FTS.B, 9.8%, 12/17/24 . . . . .		1,753	1,735	L2477596.UP.FTS.B, 5.15%, 1/21/25. . . . .	35,390	35,048
L2269100.UP.FTS.B, 10.48%, 12/17/24 . . .		4,204	4,169	L2478162.UP.FTS.B, 5.21%, 1/21/25. . . . .	5,914	5,854
FW2269087.UP.FTS.B, 11.05%, 12/17/24..		12,646	12,539	FW2481417.UP.FTS.B, 5.45%, 1/21/25.. . .	15,635	15,485
L2269221.UP.FTS.B, 11.91%, 12/17/24.. . .		1,174	166	L2480101.UP.FTS.B, 5.52%, 1/21/25. . . . .	2,491	2,467
L2269792.UP.FTS.B, 12.02%, 12/17/24 . . .		4,878	4,836	L2477182.UP.FTS.B, 5.56%, 1/21/25. . . . .	1,068	1,058
FW2268004.UP.FTS.B, 12.87%, 12/17/24..		1,275	1,263	L2481166.UP.FTS.B, 5.6%, 1/21/25 . . . . . .	9,611	9,043
L2269551.UP.FTS.B, 13.05%, 12/17/24 . . .		1,772	1,755	L2479581.UP.FTS.B, 5.69%, 1/21/25. . . . .	7,010	6,938
L2270701.UP.FTS.B, 13.05%, 12/17/24 . . .		1,772	1,755	L2481090.UP.FTS.B, 5.98%, 1/21/25. . . . .	3,381	249
L2268022.UP.FTS.B, 13.34%, 12/17/24 . . .		1,419	1,408	L2481805.UP.FTS.B, 6.04%, 1/21/25. . . . .	418	414
L2268204.UP.FTS.B, 14.83%, 12/17/24 . . .		713	708	L2479087.UP.FTS.B, 6.05%, 1/21/25. . . . .	3,568	3,533
FW2268289.UP.FTS.B, 15.32%, 12/17/24..		1,432	1,417	L2478352.UP.FTS.B, 6.09%, 1/21/25. . . . .	3,688	3,651
L2167897.UP.FTS.B, 15.66%, 12/17/24 . . .		2,591	190	L2480415.UP.FTS.B, 6.21%, 1/21/25. . . . .	2,855	2,828
FW2269010.UP.FTS.B, 16.43%, 12/17/24..		5,755	5,711	FW2476655.UP.FTS.B, 6.3%, 1/21/25.. . . .	8,569	8,487
FW2269098.UP.FTS.B, 17.2%, 12/17/24.. .		722	714	L2455913.UP.FTS.B, 6.4%, 1/21/25. . . . . .	7,396	6,961
L2270546.UP.FTS.B, 18.98%, 12/17/24 . . .		3,635	3,599	L2480190.UP.FTS.B, 6.98%, 1/21/25. . . . .	4,297	4,256
FW2270407.UP.FTS.B, 19.41%, 12/17/24..		3,301	3,270	L2480122.UP.FTS.B, 7.02%, 1/21/25. . . . .	1,340	1,327
L2268053.UP.FTS.B, 20.24%, 12/17/24 . . .		6,027	5,954	L2478511.UP.FTS.B, 7.09%, 1/21/25 . . . . .	3,584	3,549
FW2268218.UP.FTS.B, 21.52%, 12/17/24..		3,423	3,374	FW2478250.UP.FTS.B, 7.15%, 1/21/25.. . .	7,166	7,099
L2268276.UP.FTS.B, 21.79%, 12/17/24 . . .		3,676	3,633	FW2480938.UP.FTS.B, 7.33%, 1/21/25.. . .	3,586	3,552
L2267793.UP.FTS.B, 22.13%, 12/17/24 . . .		4,347	4,286	L2479650.UP.FTS.B, 7.87%, 1/21/25. . . . .	2,876	2,851
FW2266634.UP.FTS.B, 22.58%, 12/17/24..		1,768	1,747	L2477335.UP.FTS.B, 9.18%, 1/21/25. . . . .	10,826	10,732
FW2267972.UP.FTS.B, 23.15%, 12/17/24..		739	731	L2481282.UP.FTS.B, 9.2%, 1/21/25. . . . . .	659	653
FW2270368.UP.FTS.B, 26.16%, 12/17/24..		6,246	5,892	FW2478471.UP.FTS.B, 9.25%, 1/21/25.. . .	2,892	2,867
FW2271067.UP.FTS.B, 26.83%, 12/17/24..		3,001	2,966	L2480424.UP.FTS.B, 9.27%, 1/21/25. . . . .	10,846	10,752
FW2269631.UP.FTS.B, 28.28%, 12/17/24..		5,041	4,983	L2475861.UP.FTS.B, 9.49%, 1/21/25. . . . .	7,229	7,166
FW2270326.UP.FTS.B, 28.75%, 12/17/24..		1,144	1,129	L2476979.UP.FTS.B, 9.95%, 1/21/25. . . . .	4,351	4,313
FW2268833.UP.FTS.B, 28.95%, 12/17/24..		3,496	30	L2480429.UP.FTS.B, 10.33%, 1/21/25. . . .	2,330	2,308
FW2265384.UP.FTS.B, 29.1%, 12/17/24.. .		1,139	1,124	L2477601.UP.FTS.B, 10.36%, 1/21/25. . . .	752	709
FW2271142.UP.FTS.B, 29.18%, 12/17/24..		757	748	L2480719.UP.FTS.B, 10.39%, 1/21/25. . . .	7,264	7,202
FW2270214.UP.FTS.B, 29.19%, 12/17/24..		5,086	(2)	L2479062.UP.FTS.B, 10.79%, 1/21/25. . . .	1,455	1,443
L2473622.UP.FTS.B, 7.13%, 1/20/25. . . . .		9,459	9,369	FW2481731.UP.FTS.B, 11.13%, 1/21/25.. .	2,619	2,594
L2473725.UP.FTS.B, 7.25%, 1/20/25. . . . .		2,042	2,022	FW2479385.UP.FTS.B, 11.38%, 1/21/25.. .	7,294	7,235
L2472694.UP.FTS.B, 7.39%, 1/20/25. . . . .		11,550	11,447	FW2481101.UP.FTS.B, 11.5%, 1/21/25.. . .	1,524	1,439
L2474338.UP.FTS.B, 7.49%, 1/20/25. . . . .		4,474	4,210	L2474988.UP.FTS.B, 11.93%, 1/21/25 . . . .	10,529	10,444
FW2474019.UP.FTS.B, 7.98%, 1/20/25.. . .		3,596	3,564	L2478189.UP.FTS.B, 12.26%, 1/21/25. . . .	2,204	161
L2471304.UP.FTS.B, 8.33%, 1/20/25. . . . .		720	714	L2478459.UP.FTS.B, 12.7%, 1/21/25. . . . .	2,823	2,664
L2473962.UP.FTS.B, 9.13%, 1/20/25. . . . .		5,420	5,372	L2476209.UP.FTS.B, 13.15%, 1/21/25. . . .	600	594
L2475664.UP.FTS.B, 9.31%, 1/20/25. . . . .		3,616	3,584	L2479789.UP.FTS.B, 13.9%, 1/21/25. . . . .	7,221	7,164
L2473054.UP.FTS.B, 10.94%, 1/20/25. . . .		15,924	15,789	L2474275.UP.FTS.B, 16.61%, 1/21/25. . . .	1,787	1,774
L2473468.UP.FTS.B, 13.72%, 1/20/25. . . .		22,089	21,912	L2478515.UP.FTS.B, 17.23%, 1/21/25. . . .	11,908	11,816
L2470533.UP.FTS.B, 13.91%, 1/20/25. . . .		1,403	1,391	L2473348.UP.FTS.B, 17.39%, 1/21/25. . . .	13,071	12,971
L2474001.UP.FTS.B, 17.2%, 1/20/25. . . . .		25,253	25,029	L2480344.UP.FTS.B, 18.48%, 1/21/25. . . .	6,388	1,778
FW2471736.UP.FTS.B, 17.65%, 1/20/25.. .		2,606	2,585	FW2475769.UP.FTS.B, 19.11%, 1/21/25.. .	4,135	4,104
L2471359.UP.FTS.B, 19.95%, 1/20/25. . . .		2,914	2,888	FW2476285.UP.FTS.B, 20.95%, 1/21/25.. .	2,344	2,214
FW2473705.UP.FTS.B, 21.94%, 1/20/25.. .		390	383	L2481290.UP.FTS.B, 21.16%, 1/21/25. . . .	1,317	1,299

120	Annual Report	The accompanying notes are an integral part of these financial statements.			franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
	Principal			Principal
Description	Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)			Upstart Network, Inc. (continued)
FW2477321.UP.FTS.B, 21.33%, 1/21/25.. .	$ 1,513	$1,495	L2788652.UP.FTS.B, 9.29%, 3/14/25. . . . .	$ 27,084	$26,815
L2476432.UP.FTS.B, 21.91%, 1/21/25. . . .	7,069	513	FW2780431.UP.FTS.B, 9.37%, 3/14/25.. . .	1,552	1,536
FW2478818.UP.FTS.B, 22.45%, 1/21/25.. .	7,454	7,364	L2786390.UP.FTS.B, 9.45%, 3/14/25. . . . .	7,454	7,377
FW2480050.UP.FTS.B, 22.48%, 1/21/25.. .	1,147	1,132	L2787312.UP.FTS.B, 9.5%, 3/14/25. . . . . .	4,062	4,021
L2475641.UP.FTS.B, 23.24%, 1/21/25. . . .	760	752	FW2789186.UP.FTS.B, 9.55%, 3/14/25.. . .	3,882	3,842
L2478720.UP.FTS.B, 23.41%, 1/21/25. . . .	3,780	3,572	L2785539.UP.FTS.B, 9.79%, 3/14/25. . . . .	932	923
FW2481202.UP.FTS.B, 23.65%, 1/21/25.. .	9,823	9,706	L2782831.UP.FTS.B, 9.91%, 3/14/25. . . . .	31,065	30,759
FW2476942.UP.FTS.B, 24.18%, 1/21/25.. .	3,065	3,031	FW2781202.UP.FTS.B, 9.95%, 3/14/25.. . .	6,416	6,350
FW2481245.UP.FTS.B, 25.29%, 1/21/25.. .	2,307	2,281	L2787472.UP.FTS.B, 9.97%, 3/14/25. . . . .	7,153	7,079
FW2475936.UP.FTS.B, 29.09%, 1/21/25.. .	4,481	4,431	L2787034.UP.FTS.B, 10%, 3/14/25.. . . . . .	12,597	12,466
FW2476860.UP.FTS.B, 29.15%, 1/21/25.. .	1,968	303	L2784267.UP.FTS.B, 10.12%, 3/14/25. . . .	1,634	1,617
L1720797.UP.FTS.B, 13.29%, 2/16/25. . . .	2,054	2,033	L2784498.UP.FTS.B, 10.44%, 3/14/25. . . .	38,940	38,537
FW1721123.UP.FTS.B, 26.58%, 2/16/25.. .	1,159	1,093	L2783322.UP.FTS.B, 10.63%, 3/14/25. . . .	4,360	600
L2653951.UP.FTS.B, 6.48%, 2/18/25. . . . .	5,115	5,066	L2785259.UP.FTS.B, 10.84%, 3/14/25. . . .	780	772
FW2655218.UP.FTS.B, 7.75%, 2/18/25.. . .	4,096	4,058	L2785595.UP.FTS.B, 11.03%, 3/14/25 . . . .	10,145	10,040
L2655641.UP.FTS.B, 8.17%, 2/18/25. . . . .	7,467	7,393	L2789559.UP.FTS.B, 11.03%, 3/14/25 . . . .	742	734
L2654890.UP.FTS.B, 9.03%, 2/18/25. . . . .	4,864	4,820	FW2790618.UP.FTS.B, 11.07%, 3/14/25.. .	2,341	2,316
L2653470.UP.FTS.B, 9.9%, 2/18/25. . . . . .	1,126	1,116	L2782966.UP.FTS.B, 11.1%, 3/14/25 . . . . .	1,171	1,159
L2653301.UP.FTS.B, 10.24%, 2/18/25. . . .	1,924	1,905	L2784868.UP.FTS.B, 11.13%, 3/14/25 . . . .	3,982	3,940
FW2653772.UP.FTS.B, 12.73%, 2/18/25.. .	3,612	3,578	L2783479.UP.FTS.B, 11.22%, 3/14/25 . . . .	8,258	8,178
L2655802.UP.FTS.B, 13.7%, 2/18/25. . . . .	32,584	32,308	L2782573.UP.FTS.B, 11.29%, 3/14/25 . . . .	6,249	6,181
L2653391.UP.FTS.B, 13.94%, 2/18/25. . . .	3,935	3,715	L2781507.UP.FTS.B, 11.44%, 3/14/25 . . . .	4,220	4,176
L2657793.UP.FTS.B, 13.98%, 2/18/25. . . .	5,868	5,818	FW2785947.UP.FTS.B, 11.48%, 3/14/25.. .	3,361	3,326
FW2657387.UP.FTS.B, 15.36%, 2/18/25.. .	4,595	4,551	L2785788.UP.FTS.B, 11.62%, 3/14/25 . . . .	34,405	34,034
L2617545.UP.FTS.B, 16.16%, 2/18/25. . . .	9,873	9,776	FW2782834.UP.FTS.B, 11.66%, 3/14/25.. .	8,553	8,466
FW2655306.UP.FTS.B, 16.76%, 2/18/25.. .	770	762	L2788361.UP.FTS.B, 11.71%, 3/14/25 . . . .	6,023	5,958
L2653186.UP.FTS.B, 16.89%, 2/18/25. . . .	5,048	4,992	L2780551.UP.FTS.B, 11.74%, 3/14/25 . . . .	2,190	2,168
L2655104.UP.FTS.B, 17.75%, 2/18/25. . . .	3,857	3,825	FW2789650.UP.FTS.B, 11.79%, 3/14/25.. .	782	774
L2657566.UP.FTS.B, 18.69%, 2/18/25. . . .	5,739	5,652	L2782511.UP.FTS.B, 12.01%, 3/14/25 . . . .	2,584	2,556
L2656721.UP.FTS.B, 19.78%, 2/18/25. . . .	1,119	1,107	L2783638.UP.FTS.B, 12.12%, 3/14/25. . . .	6,266	6,199
FW2657575.UP.FTS.B, 20.06%, 2/18/25.. .	1,401	1,388	L2779357.UP.FTS.B, 12.15%, 3/14/25. . . .	976	964
FW2653011.UP.FTS.B, 20.27%, 2/18/25.. .	2,450	2,427	FW2784198.UP.FTS.B, 12.17%, 3/14/25.. .	757	749
L2655839.UP.FTS.B, 20.67%, 2/18/25. . . .	3,925	3,882	L2781981.UP.FTS.B, 12.17%, 3/14/25. . . .	783	775
L2656549.UP.FTS.B, 21.62%, 2/18/25. . . .	6,688	6,616	L2782243.UP.FTS.B, 12.19%, 3/14/25. . . .	2,961	2,933
FW2657732.UP.FTS.B, 23.41%, 2/18/25.. .	9,075	2,628	FW2790770.UP.FTS.B, 12.38%, 3/14/25.. .	6,663	6,595
FW2657763.UP.FTS.B, 25.51%, 2/18/25.. .	1,584	1,564	L2785153.UP.FTS.B, 12.45%, 3/14/25. . . .	5,175	5,120
FW2655547.UP.FTS.B, 26.23%, 2/18/25.. .	13,300	13,112	L2785167.UP.FTS.B, 12.55%, 3/14/25. . . .	7,844	7,760
FW2651300.UP.FTS.B, 26.41%, 2/18/25.. .	7,794	7,687	FW2783254.UP.FTS.B, 12.63%, 3/14/25.. .	4,685	4,639
FW2653018.UP.FTS.B, 28.19%, 2/18/25.. .	4,892	4,613	L2783321.UP.FTS.B, 13.02%, 3/14/25. . . .	786	777
FW2655008.UP.FTS.B, 28.32%, 2/18/25.. .	3,196	3,156	L2784984.UP.FTS.B, 13.04%, 3/14/25. . . .	360	355
FW2656467.UP.FTS.B, 30.63%, 2/18/25.. .	3,301	971	L2788344.UP.FTS.B, 13.05%, 3/14/25. . . .	6,877	966
L2789474.UP.FTS.B, 5.35%, 3/14/25. . . . .	38,249	37,865	L2779841.UP.FTS.B, 13.12%, 3/14/25. . . .	7,900	7,817
L2789842.UP.FTS.B, 5.91%, 3/14/25. . . . .	1,130	1,118	FW2788740.UP.FTS.B, 13.18%, 3/14/25.. .	7,332	7,259
L2783988.UP.FTS.B, 5.98%, 3/14/25. . . . .	4,014	3,975	L2783727.UP.FTS.B, 13.21%, 3/14/25. . . .	10,611	10,503
L2780157.UP.FTS.B, 6.21%, 3/14/25. . . . .	15,347	15,194	L2786541.UP.FTS.B, 13.29%, 3/14/25. . . .	9,436	9,335
FW2782638.UP.FTS.B, 6.35%, 3/14/25.. . .	2,303	2,280	FW2788515.UP.FTS.B, 13.37%, 3/14/25.. .	1,712	1,688
L2789162.UP.FTS.B, 6.79%, 3/14/25. . . . .	4,221	4,179	L2781476.UP.FTS.B, 13.87%, 3/14/25. . . .	23,669	22,293
L2786745.UP.FTS.B, 6.82%, 3/14/25. . . . .	11,535	11,421	L2785233.UP.FTS.B, 13.96%, 3/14/25. . . .	2,272	2,248
L2781429.UP.FTS.B, 7.28%, 3/14/25. . . . .	3,851	3,813	L2785794.UP.FTS.B, 14%, 3/14/25.. . . . . .	1,971	1,950
L2790004.UP.FTS.B, 7.29%, 3/14/25. . . . .	847	839	L2782270.UP.FTS.B, 14.18%, 3/14/25. . . .	1,183	1,170
FW2780242.UP.FTS.B, 7.32%, 3/14/25.. . .	4,622	4,577	L2783992.UP.FTS.B, 14.35%, 3/14/25. . . .	3,945	3,904
L2788273.UP.FTS.B, 7.87%, 3/14/25. . . . .	9,262	9,171	L2783494.UP.FTS.B, 14.52%, 3/14/25. . . .	10,974	10,859
L2780817.UP.FTS.B, 8.23%, 3/14/25. . . . .	11,973	11,268	L2789819.UP.FTS.B, 14.63%, 3/14/25. . . .	10,337	10,196
L2779758.UP.FTS.B, 8.44%, 3/14/25. . . . .	8,276	8,189	L2789562.UP.FTS.B, 14.72%, 3/14/25. . . .	4,724	4,666
L2708925.UP.FTS.B, 8.54%, 3/14/25. . . . .	12,379	12,249	FW2782628.UP.FTS.B, 14.81%, 3/14/25.. .	6,825	6,739
L2783157.UP.FTS.B, 8.64%, 3/14/25. . . . .	2,597	2,572	FW2784953.UP.FTS.B, 14.86%, 3/14/25.. .	12,095	11,927
L2782839.UP.FTS.B, 8.65%, 3/14/25. . . . .	14,783	14,628	FW2785548.UP.FTS.B, 14.88%, 3/14/25.. .	3,399	3,365
L2790033.UP.FTS.B, 8.96%, 3/14/25. . . . .	5,734	5,674	L2781813.UP.FTS.B, 14.88%, 3/14/25. . . .	6,449	6,369

franklintempleton.com	The accompanying notes are an integral part of these financial statements.			Annual Report	121

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
		Principal			Principal
Description		Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)				Upstart Network, Inc. (continued)
L2781432.UP.FTS.B, 14.97%, 3/14/25. . . .		$ 7,848	$7,770	L2785203.UP.FTS.B, 20.46%, 3/14/25. . . .	$ 4,465	$4,406
L2786094.UP.FTS.B, 14.97%, 3/14/25. . . .		3,003	2,971	L2780756.UP.FTS.B, 20.48%, 3/14/25. . . .	885	873
L2781532.UP.FTS.B, 15.01%, 3/14/25. . . .		4,745	4,695	L2789915.UP.FTS.B, 20.54%, 3/14/25. . . .	2,252	75
FW2788311.UP.FTS.B, 15.07%, 3/14/25.. .		5,695	5,615	L2785534.UP.FTS.B, 20.67%, 3/14/25. . . .	1,771	1,747
L2782136.UP.FTS.B, 15.09%, 3/14/25. . . .		1,562	1,547	L2781043.UP.FTS.B, 20.76%, 3/14/25. . . .	10,255	10,128
L2778950.UP.FTS.B, 15.29%, 3/14/25. . . .		7,282	7,181	FW2783539.UP.FTS.B, 20.82%, 3/14/25.. .	6,920	6,800
L2785708.UP.FTS.B, 15.57%, 3/14/25. . . .		8,635	8,515	L2780491.UP.FTS.B, 20.92%, 3/14/25. . . .	16,610	16,384
FW2783963.UP.FTS.B, 15.58%, 3/14/25.. .		17,381	17,145	L2786126.UP.FTS.B, 20.92%, 3/14/25. . . .	6,353	6,276
L2789802.UP.FTS.B, 15.69%, 3/14/25. . . .		1,981	1,954	FW2782841.UP.FTS.B, 20.97%, 3/14/25.. .	11,849	11,652
L2784175.UP.FTS.B, 15.73%, 3/14/25. . . .		14,902	14,754	FW2783839.UP.FTS.B, 21.06%, 3/14/25.. .	806	791
L2782299.UP.FTS.B, 15.8%, 3/14/25. . . . .		863	852	L2785016.UP.FTS.B, 21.17%, 3/14/25. . . .	1,621	1,593
FW2784025.UP.FTS.B, 15.87%, 3/14/25.. .		10,389	10,244	FW2781273.UP.FTS.B, 21.18%, 3/14/25.. .	6,048	5,940
L2785503.UP.FTS.B, 16.11%, 3/14/25 . . . .		1,800	1,694	L2782241.UP.FTS.B, 21.23%, 3/14/25. . . .	2,944	818
L2783447.UP.FTS.B, 16.16%, 3/14/25. . . .		11,906	11,782	FW2784134.UP.FTS.B, 21.24%, 3/14/25.. .	1,774	1,743
L2784731.UP.FTS.B, 16.18%, 3/14/25. . . .		16,908	16,732	L2785725.UP.FTS.B, 21.29%, 3/14/25. . . .	1,210	1,194
FW2788810.UP.FTS.B, 16.29%, 3/14/25.. .		1,985	1,958	L2787109.UP.FTS.B, 21.35%, 3/14/25. . . .	5,608	5,516
FW2785887.UP.FTS.B, 16.41%, 3/14/25.. .		2,463	2,429	L2782350.UP.FTS.B, 21.46%, 3/14/25. . . .	1,211	1,189
L2785408.UP.FTS.B, 16.48%, 3/14/25. . . .		6,118	6,034	L2781274.UP.FTS.B, 21.7%, 3/14/25. . . . .	1,777	1,745
L2782850.UP.FTS.B, 16.52%, 3/14/25. . . .		7,947	7,837	L2787578.UP.FTS.B, 21.76%, 3/14/25. . . .	4,847	4,761
FW2783979.UP.FTS.B, 16.68%, 3/14/25.. .		6,267	6,170	L2764146.UP.FTS.B, 21.8%, 3/14/25. . . . .	4,848	4,782
L2784318.UP.FTS.B, 16.69%, 3/14/25. . . .		4,771	4,724	L2784966.UP.FTS.B, 21.92%, 3/14/25. . . .	651	639
L2784821.UP.FTS.B, 16.79%, 3/14/25. . . .		9,448	9,321	FW2782777.UP.FTS.B, 21.93%, 3/14/25.. .	2,282	331
L2783908.UP.FTS.B, 16.9%, 3/14/25. . . . .		4,376	4,316	L2781446.UP.FTS.B, 21.97%, 3/14/25. . . .	7,275	7,146
FW2784509.UP.FTS.B, 16.95%, 3/14/25.. .		5,560	5,494	L2789525.UP.FTS.B, 21.99%, 3/14/25. . . .	909	895
FW2782202.UP.FTS.B, 17.05%, 3/14/25.. .		796	785	L2782964.UP.FTS.B, 22.07%, 3/14/25. . . .	1,617	1,589
L2783618.UP.FTS.B, 17.2%, 3/14/25. . . . .		4,778	4,713	L2781760.UP.FTS.B, 22.09%, 3/14/25. . . .	10,871	10,219
L2786224.UP.FTS.B, 17.23%, 3/14/25. . . .		8,681	8,562	FW2781316.UP.FTS.B, 22.36%, 3/14/25.. .	16,185	15,899
FW2787467.UP.FTS.B, 17.25%, 3/14/25.. .		1,480	215	L2782582.UP.FTS.B, 22.37%, 3/14/25. . . .	4,451	4,373
L2786989.UP.FTS.B, 17.31%, 3/14/25. . . .		6,772	6,678	L2783098.UP.FTS.B, 22.41%, 3/14/25. . . .	2,298	166
FW2779702.UP.FTS.B, 17.41%, 3/14/25.. .		5,260	5,187	L2782645.UP.FTS.B, 22.52%, 3/14/25. . . .	12,145	11,931
L2786076.UP.FTS.B, 17.41%, 3/14/25. . . .		7,172	7,074	FW2785697.UP.FTS.B, 22.53%, 3/14/25.. .	3,887	3,818
L2781269.UP.FTS.B, 17.46%, 3/14/25. . . .		3,969	3,921	FW2787008.UP.FTS.B, 22.54%, 3/14/25.. .	3,264	3,204
L2781160.UP.FTS.B, 17.47%, 3/14/25 . . . .		4,249	621	FW2787563.UP.FTS.B, 22.68%, 3/14/25.. .	2,430	2,387
L2788162.UP.FTS.B, 17.53%, 3/14/25. . . .		3,883	3,824	L2782764.UP.FTS.B, 22.75%, 3/14/25. . . .	9,399	9,233
L2779966.UP.FTS.B, 17.65%, 3/14/25. . . .		9,331	1,351	L2779839.UP.FTS.B, 22.77%, 3/14/25. . . .	6,077	5,970
L2786520.UP.FTS.B, 17.67%, 3/14/25. . . .		5,959	865	FW2785249.UP.FTS.B, 22.94%, 3/14/25.. .	5,654	5,562
L2780503.UP.FTS.B, 17.92%, 3/14/25. . . .		1,597	1,575	FW2780300.UP.FTS.B, 22.97%, 3/14/25.. .	7,036	6,900
L2786774.UP.FTS.B, 18.02%, 3/14/25. . . .		2,802	2,764	FW2780584.UP.FTS.B, 23.25%, 3/14/25.. .	2,085	2,044
FW2789882.UP.FTS.B, 18.22%, 3/14/25.. .		2,137	2,105	L2783469.UP.FTS.B, 23.3%, 3/14/25. . . . .	6,493	6,378
L2766917.UP.FTS.B, 18.31%, 3/14/25. . . .		782	770	L2783145.UP.FTS.B, 23.33%, 3/14/25. . . .	5,521	397
FW2789731.UP.FTS.B, 18.32%, 3/14/25.. .		3,996	3,941	L2789538.UP.FTS.B, 23.38%, 3/14/25. . . .	20,320	20,050
L2786748.UP.FTS.B, 18.37%, 3/14/25. . . .		8,553	8,436	L2780571.UP.FTS.B, 23.44%, 3/14/25. . . .	3,491	3,430
L2783174.UP.FTS.B, 18.69%, 3/14/25. . . .		1,993	1,969	L2784074.UP.FTS.B, 23.45%, 3/14/25. . . .	3,289	3,234
L2788322.UP.FTS.B, 18.8%, 3/14/25. . . . .		1,841	1,816	FW2781159.UP.FTS.B, 23.58%, 3/14/25.. .	9,198	8,645
L2779959.UP.FTS.B, 18.94%, 3/14/25. . . .		907	854	FW2785805.UP.FTS.B, 23.86%, 3/14/25.. .	4,707	341
FW2784761.UP.FTS.B, 18.96%, 3/14/25.. .		14,563	14,352	L2785522.UP.FTS.B, 24.27%, 3/14/25. . . .	7,969	7,866
L2782041.UP.FTS.B, 18.96%, 3/14/25. . . .		6,597	6,208	FW2786582.UP.FTS.B, 24.5%, 3/14/25.. . .	8,093	580
FW2780647.UP.FTS.B, 19.08%, 3/14/25.. .		7,964	7,867	FW2787195.UP.FTS.B, 24.53%, 3/14/25.. .	8,952	8,798
L2783772.UP.FTS.B, 19.16%, 3/14/25. . . .		8,013	7,904	FW2780513.UP.FTS.B, 24.57%, 3/14/25.. .	24,449	24,021
FW2786850.UP.FTS.B, 19.26%, 3/14/25.. .		1,403	1,320	FW2785447.UP.FTS.B, 24.58%, 3/14/25.. .	2,672	2,628
FW2778977.UP.FTS.B, 19.75%, 3/14/25.. .		1,063	1,019	FW2783940.UP.FTS.B, 24.74%, 3/14/25.. .	805	795
L2785622.UP.FTS.B, 19.86%, 3/14/25. . . .		5,220	5,149	FW2787085.UP.FTS.B, 24.9%, 3/14/25.. . .	2,451	2,408
L2784153.UP.FTS.B, 19.87%, 3/14/25. . . .		6,104	6,021	FW2788926.UP.FTS.B, 24.92%, 3/14/25.. .	8,923	8,768
L2780057.UP.FTS.B, 19.94%, 3/14/25. . . .		4,013	3,958	FW2790447.UP.FTS.B, 25.02%, 3/14/25.. .	2,695	2,648
FW2782744.UP.FTS.B, 20.04%, 3/14/25.. .		1,371	1,353	L2783518.UP.FTS.B, 25.17%, 3/14/25. . . .	5,549	5,453
L2782253.UP.FTS.B, 20.12%, 3/14/25. . . .		8,040	7,931	L2783225.UP.FTS.B, 25.22%, 3/14/25. . . .	14,404	1,029
L2786753.UP.FTS.B, 20.23%, 3/14/25. . . .		4,571	1,271	FW2788009.UP.FTS.B, 25.24%, 3/14/25.. .	23,619	23,216
L2780437.UP.FTS.B, 20.28%, 3/14/25. . . .		2,321	2,286	FW2784542.UP.FTS.B, 25.52%, 3/14/25.. .	3,104	3,050

122	Annual Report	The accompanying notes are an integral part of these financial statements.			franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
	Principal			Principal
Description	Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)			Upstart Network, Inc. (continued)
FW2784178.UP.FTS.B, 25.84%, 3/14/25.. .	$ 4,490	$4,223	FW2931763.UP.FTS.B, 17.53%, 4/11/25.. . $ 2,864		$2,825
FW2789028.UP.FTS.B, 25.9%, 3/14/25.. . .	4,064	3,998	L2930012.UP.FTS.B, 17.63%, 4/11/25 . . . .	7,636	7,522
FW2785977.UP.FTS.B, 25.94%, 3/14/25.. .	8,916	8,760	L2931233.UP.FTS.B, 18.54%, 4/11/25 . . . .	17,863	17,597
FW2784372.UP.FTS.B, 26.05%, 3/14/25.. .	5,784	5,686	L2930233.UP.FTS.B, 18.91%, 4/11/25 . . . .	8,205	8,093
FW2781035.UP.FTS.B, 26.41%, 3/14/25.. .	950	68	L2926375.UP.FTS.B, 19.11%, 4/11/25.. . . .	4,535	4,467
FW2788636.UP.FTS.B, 26.45%, 3/14/25.. .	5,967	46	FW2932065.UP.FTS.B, 19.22%, 4/11/25.. .	1,649	1,625
FW2789498.UP.FTS.B, 26.58%, 3/14/25.. .	1,551	1,524	FW2931735.UP.FTS.B, 19.59%, 4/11/25.. .	4,458	4,392
FW2786035.UP.FTS.B, 26.63%, 3/14/25.. .	4,548	4,471	L2931251.UP.FTS.B, 19.65%, 4/11/25 . . . .	2,064	2,034
FW2779777.UP.FTS.B, 26.66%, 3/14/25.. .	3,688	3,624	L2930078.UP.FTS.B, 19.74%, 4/11/25 . . . .	4,130	4,068
FW2784566.UP.FTS.B, 26.76%, 3/14/25.. .	8,141	8,009	L2927973.UP.FTS.B, 20.64%, 4/11/25 . . . .	2,484	2,447
FW2785381.UP.FTS.B, 26.83%, 3/14/25.. .	1,378	1,355	L2930402.UP.FTS.B, 20.69%, 4/11/25 . . . .	6,089	6,000
L2780006.UP.FTS.B, 27.11%, 3/14/25 . . . .	6,155	6,049	L2927919.UP.FTS.B, 20.78%, 4/11/25 . . . .	2,485	2,438
FW2783896.UP.FTS.B, 27.54%, 3/14/25.. .	4,477	1,311	L2930083.UP.FTS.B, 20.84%, 4/11/25 . . . .	906	890
FW2789387.UP.FTS.B, 27.95%, 3/14/25.. .	1,902	552	L2929619.UP.FTS.B, 21.46%, 4/11/25 . . . .	2,490	2,443
L2781349.UP.FTS.B, 28.09%, 3/14/25. . . .	4,958	4,873	L2931062.UP.FTS.B, 21.64%, 4/11/25 . . . .	4,981	4,908
FW2787819.UP.FTS.B, 28.48%, 3/14/25.. .	906	891	FW2930608.UP.FTS.B, 21.67%, 4/11/25.. .	23,476	23,162
FW2782934.UP.FTS.B, 28.68%, 3/14/25.. .	3,792	3,727	L2931699.UP.FTS.B, 22.28%, 4/11/25 . . . .	9,549	2,728
FW2780423.UP.FTS.B, 28.69%, 3/14/25.. .	1,411	101	L2929114.UP.FTS.B, 22.42%, 4/11/25.. . . .	4,338	4,273
FW2780476.UP.FTS.B, 28.97%, 3/14/25.. .	5,858	5,757	FW2928704.UP.FTS.B, 22.56%, 4/11/25.. .	7,675	7,571
FW2788507.UP.FTS.B, 29.01%, 3/14/25.. .	4,795	4,715	FW2927971.UP.FTS.B, 22.83%, 4/11/25.. .	2,334	2,290
FW2783040.UP.FTS.B, 29.02%, 3/14/25.. .	1,671	1,571	FW2928677.UP.FTS.B, 22.92%, 4/11/25.. .	5,170	373
FW2784820.UP.FTS.B, 29.05%, 3/14/25.. .	2,475	2,432	L2930633.UP.FTS.B, 23.01%, 4/11/25 . . . .	1,334	1,320
FW2779949.UP.FTS.B, 29.18%, 3/14/25.. .	4,953	4,868	L2931934.UP.FTS.B, 23.29%, 4/11/25 . . . .	563	553
FW2786097.UP.FTS.B, 29.2%, 3/14/25.. . .	3,407	243	L2928269.UP.FTS.B, 23.6%, 4/11/25 . . . . .	10,164	6,118
FW2783344.UP.FTS.B, 32.05%, 3/14/25.. .	1,425	1,401	FW2930179.UP.FTS.B, 24.14%, 4/11/25.. .	836	823
FW2783771.UP.FTS.B, 32.99%, 3/14/25.. .	1,835	1,804	FW2930025.UP.FTS.B, 24.38%, 4/11/25.. .	4,551	4,468
FW2789039.UP.FTS.B, 33.98%, 3/14/25.. .	5,604	5,509	FW2927993.UP.FTS.B, 24.47%, 4/11/25.. .	1,673	1,648
FW1892377.UP.FTS.B, 22.87%, 3/21/25.. .	1,619	1,600	FW2929588.UP.FTS.B, 24.98%, 4/11/25.. .	4,522	4,437
FW1893365.UP.FTS.B, 26.97%, 3/21/25.. .	8,202	8,075	FW2929190.UP.FTS.B, 25.18%, 4/11/25.. .	2,514	2,467
L2018443.UP.FTS.B, 13.86%, 4/10/25. . . .	1,208	1,196	L2929252.UP.FTS.B, 25.98%, 4/11/25 . . . .	5,374	5,273
L2932200.UP.FTS.B, 5.67%, 4/11/25 . . . . .	872	863	FW2929319.UP.FTS.B, 26.2%, 4/11/25.. . .	3,485	3,421
L2932027.UP.FTS.B, 6.02%, 4/11/25 . . . . .	5,156	5,105	L2928046.UP.FTS.B, 27.24%, 4/11/25 . . . .	8,760	8,597
L2929905.UP.FTS.B, 6.33%, 4/11/25 . . . . .	1,980	1,961	FW2929773.UP.FTS.B, 27.44%, 4/11/25.. .	8,427	8,270
FW2932159.UP.FTS.B, 6.87%, 4/11/25.. . .	11,930	11,814	FW2927991.UP.FTS.B, 28.1%, 4/11/25.. . .	7,953	7,800
FW2931104.UP.FTS.B, 7.38%, 4/11/25.. . .	1,991	1,972	FW2924920.UP.FTS.B, 28.52%, 4/11/25.. .	786	771
L2932158.UP.FTS.B, 7.54%, 4/11/25 . . . . .	3,799	3,760	FW2930422.UP.FTS.B, 29.23%, 4/11/25.. .	7,026	6,896
FW2928116.UP.FTS.B, 7.7%, 4/11/25.. . . .	5,105	5,056	L2931389.UP.FTS.B, 6.37%, 4/12/25. . . . .	1,270	323
L2928687.UP.FTS.B, 8.44%, 4/11/25 . . . . .	12,312	12,181	L2936152.UP.FTS.B, 6.5%, 4/12/25. . . . . .	4,290	4,248
L2881416.UP.FTS.B, 8.75%, 4/11/25 . . . . .	5,588	5,531	FW2936118.UP.FTS.B, 7.86%, 4/12/25.. . .	1,596	1,580
L2932299.UP.FTS.B, 9.07%, 4/11/25 . . . . .	961	951	L2934109.UP.FTS.B, 8%, 4/12/25.. . . . . . .	3,991	3,949
L2929932.UP.FTS.B, 9.99%, 4/11/25 . . . . .	9,476	9,376	L2932714.UP.FTS.B, 8.81%, 4/12/25. . . . .	5,201	5,146
L2931770.UP.FTS.B, 10.22%, 4/11/25 . . . .	2,893	2,863	L2934127.UP.FTS.B, 9.1%, 4/12/25. . . . . .	11,393	11,271
FW2928017.UP.FTS.B, 10.52%, 4/11/25.. .	4,263	4,218	L2933699.UP.FTS.B, 9.94%, 4/12/25. . . . .	8,591	8,502
L2928585.UP.FTS.B, 10.96%, 4/11/25 . . . .	520	514	L2933980.UP.FTS.B, 10%, 4/12/25.. . . . . .	4,015	3,973
L2931320.UP.FTS.B, 11.14%, 4/11/25.. . . .	2,417	2,392	L2933392.UP.FTS.B, 10.34%, 4/12/25. . . .	2,652	2,625
L2929414.UP.FTS.B, 11.34%, 4/11/25.. . . .	1,536	1,519	FW2936226.UP.FTS.B, 10.54%, 4/12/25.. .	3,589	3,550
L2930901.UP.FTS.B, 12.11%, 4/11/25.. . . .	1,854	1,834	L2934235.UP.FTS.B, 10.92%, 4/12/25. . . .	8,616	8,527
L2929881.UP.FTS.B, 12.38%, 4/11/25 . . . .	6,156	6,088	L2932547.UP.FTS.B, 10.94%, 4/12/25. . . .	5,167	5,114
L2932133.UP.FTS.B, 13.25%, 4/11/25 . . . .	1,784	1,765	L2933310.UP.FTS.B, 11.01%, 4/12/25 . . . .	1,772	1,754
L2930188.UP.FTS.B, 13.77%, 4/11/25 . . . .	2,762	2,731	L2932991.UP.FTS.B, 11.24%, 4/12/25 . . . .	887	878
L2928094.UP.FTS.B, 14.5%, 4/11/25 . . . . .	1,622	1,600	L2934413.UP.FTS.B, 11.35%, 4/12/25 . . . .	790	781
FW2928039.UP.FTS.B, 14.66%, 4/11/25.. .	2,035	2,013	L2933998.UP.FTS.B, 12.66%, 4/12/25. . . .	4,344	4,297
L2931839.UP.FTS.B, 14.95%, 4/11/25 . . . .	4,889	4,815	L2934843.UP.FTS.B, 12.97%, 4/12/25. . . .	1,377	1,362
L2929913.UP.FTS.B, 15.1%, 4/11/25 . . . . .	2,370	645	L2934103.UP.FTS.B, 13.2%, 4/12/25. . . . .	7,095	7,021
L2931052.UP.FTS.B, 15.78%, 4/11/25 . . . .	3,111	3,065	L2933972.UP.FTS.B, 13.4%, 4/12/25. . . . .	6,222	6,159
L2929736.UP.FTS.B, 16.03%, 4/11/25 . . . .	13,895	13,745	L2933861.UP.FTS.B, 13.75%, 4/12/25. . . .	2,599	2,570
L2930942.UP.FTS.B, 16.24%, 4/11/25 . . . .	4,089	4,028	L2933759.UP.FTS.B, 13.93%, 4/12/25. . . .	2,031	2,009
FW2931434.UP.FTS.B, 17.18%, 4/11/25.. .	1,333	1,313	L2933133.UP.FTS.B, 13.94%, 4/12/25. . . .	27,127	26,829

franklintempleton.com	The accompanying notes are an integral part of these financial statements.			Annual Report	123

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
		Principal		Principal
Description		Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)				Upstart Network, Inc. (continued)
FW2933363.UP.FTS.B, 14.89%, 4/12/25.. . $		2,640	$2,613	FW2787943.UP.FTS.B, 23.37%, 1/14/26.. . $	7,618	$7,484
L2933948.UP.FTS.B, 15.81%, 4/12/25. . . .		10,165	643	L1695146.UP.FTS.B, 9.05%, 9/16/26. . . . .	12,641	12,544
FW2932473.UP.FTS.B, 15.91%, 4/12/25.. .		13,319	13,177	L1722215.UP.FTS.B, 9.39%, 9/16/26. . . . .	2,923	2,895
L2932884.UP.FTS.B, 16.22%, 4/12/25. . . .		5,718	5,641	L1721236.UP.FTS.B, 9.48%, 9/16/26. . . . .	9,507	9,436
FW2934865.UP.FTS.B, 16.54%, 4/12/25.. .		1,794	1,770	FW1721203.UP.FTS.B, 9.61%, 9/16/26.. . .	6,333	6,285
L2934820.UP.FTS.B, 17.41%, 4/12/25. . . .		9,752	9,623	FW1720766.UP.FTS.B, 10.27%, 9/16/26.. .	11,935	11,827
L2935513.UP.FTS.B, 17.97%, 4/12/25. . . .		5,753	5,669	L1721509.UP.FTS.B, 11.2%, 9/16/26 . . . . .	15,990	15,847
L2931304.UP.FTS.B, 18.2%, 4/12/25. . . . .		3,619	3,581	FW1720612.UP.FTS.B, 11.37%, 9/16/26.. .	9,602	9,516
L2933460.UP.FTS.B, 18.4%, 4/12/25. . . . .		2,057	2,027	L1722234.UP.FTS.B, 12.18%, 9/16/26. . . .	8,041	7,965
L2928766.UP.FTS.B, 18.41%, 4/12/25. . . .		4,920	4,855	FW1721436.UP.FTS.B, 14.47%, 9/16/26.. .	21,468	21,199
L2934158.UP.FTS.B, 18.51%, 4/12/25. . . .		2,716	2,677	L1720338.UP.FTS.B, 15.39%, 9/16/26. . . .	12,246	12,111
L2933159.UP.FTS.B, 18.53%, 4/12/25. . . .		16,468	16,227	FW1716737.UP.FTS.B, 16.3%, 9/16/26.. . .	2,472	2,442
FW2933691.UP.FTS.B, 18.64%, 4/12/25.. .		9,551	9,412	L1721497.UP.FTS.B, 16.37%, 9/16/26. . . .	6,561	6,489
L2935652.UP.FTS.B, 19.04%, 4/12/25. . . .		8,243	8,123	FW1720748.UP.FTS.B, 16.61%, 9/16/26.. .	4,106	4,057
FW2934964.UP.FTS.B, 19.17%, 4/12/25.. .		1,814	1,780	L1721580.UP.FTS.B, 17.18%, 9/16/26. . . .	1,235	1,222
L2933024.UP.FTS.B, 19.59%, 4/12/25. . . .		3,633	3,581	L1721613.UP.FTS.B, 17.32%, 9/16/26. . . .	6,306	5,929
L2933730.UP.FTS.B, 20.46%, 4/12/25. . . .		991	977	L1722493.UP.FTS.B, 18.38%, 9/16/26. . . .	11,590	11,465
FW2933966.UP.FTS.B, 21.23%, 4/12/25.. .		8,293	8,138	FW1721771.UP.FTS.B, 20.18%, 9/16/26.. .	5,007	4,989
FW2935725.UP.FTS.B, 21.56%, 4/12/25.. .		14,691	14,418	L1710192.UP.FTS.B, 20.32%, 9/16/26. . . .	9,166	667
L2934180.UP.FTS.B, 22.43%, 4/12/25. . . .		2,119	2,082	L1722523.UP.FTS.B, 21.72%, 9/16/26. . . .	2,940	2,929
FW2934705.UP.FTS.B, 22.66%, 4/12/25.. .		9,989	9,804	FW1722389.UP.FTS.B, 21.83%, 9/16/26.. .	21,086	20,977
FW2933074.UP.FTS.B, 22.74%, 4/12/25.. .		11,240	11,032	L1720140.UP.FTS.B, 22.6%, 9/16/26. . . . .	15,180	15,125
L2932376.UP.FTS.B, 23.39%, 4/12/25. . . .		6,462	3,871	L1722117.UP.FTS.B, 23.46%, 9/16/26 . . . .	8,463	8,432
FW2935055.UP.FTS.B, 23.64%, 4/12/25.. .		9,822	1,453	L1721053.UP.FTS.B, 24.81%, 9/16/26. . . .	9,157	658
FW2932854.UP.FTS.B, 25.66%, 4/12/25.. .		13,595	13,357	FW1720353.UP.FTS.B, 25.01%, 9/16/26.. .	3,406	3,394
FW2900575.UP.FTS.B, 25.78%, 4/12/25.. .		6,393	6,277	L1719755.UP.FTS.B, 25.09%, 9/16/26. . . .	2,803	2,767
FW2931971.UP.FTS.B, 25.79%, 4/12/25.. .		2,762	2,714	FW1717780.UP.FTS.B, 25.12%, 9/16/26.. .	8,723	620
L2934922.UP.FTS.B, 26.29%, 4/12/25. . . .		4,618	4,538	L1720842.UP.FTS.B, 25.22%, 9/16/26. . . .	1,371	1,362
FW2935772.UP.FTS.B, 26.66%, 4/12/25.. .		2,261	333	L1712934.UP.FTS.B, 25.32%, 9/16/26. . . .	7,078	7,043
FW2932613.UP.FTS.B, 27%, 4/12/25.. . . .		4,209	4,132	L1721003.UP.FTS.B, 25.67%, 9/16/26. . . .	7,251	7,219
FW2934841.UP.FTS.B, 28.06%, 4/12/25.. .		3,079	3,014	FW1720056.UP.FTS.B, 25.74%, 9/16/26.. .	9,255	1,415
FW2111253.UP.FTS.B, 27.22%, 4/24/25.. .		1,594	1,572	FW1720865.UP.FTS.B, 26.03%, 9/16/26.. .	2,052	2,045
FW2110774.UP.FTS.B, 28.89%, 4/24/25.. .		8,469	8,349	L1701780.UP.FTS.B, 26.48%, 9/16/26. . . .	8,429	8,397
L2265667.UP.FTS.B, 19.73%, 5/16/25. . . .		16,172	15,931	L1716847.UP.FTS.B, 26.49%, 9/16/26. . . .	5,497	5,470
L2265891.UP.FTS.B, 23.63%, 5/16/25. . . .		2,998	2,947	FW1712932.UP.FTS.B, 26.56%, 9/16/26.. .	3,128	3,081
FW2264787.UP.FTS.B, 28.42%, 5/16/25.. .		9,267	1,366	FW1721156.UP.FTS.B, 26.95%, 9/16/26.. .	18,876	18,811
FW2261375.UP.FTS.B, 28.5%, 5/16/25.. . .		831	817	FW1720620.UP.FTS.B, 27.29%, 9/16/26.. .	6,873	6,850
FW2268625.UP.FTS.B, 11.72%, 5/17/25.. .		1,252	74	FW1720421.UP.FTS.B, 27.95%, 9/16/26.. .	5,168	5,150
L2270930.UP.FTS.B, 20.12%, 5/17/25. . . .		6,147	5,788	FW1722591.UP.FTS.B, 28.03%, 9/16/26.. .	4,614	1,359
L2480634.UP.FTS.B, 10.14%, 6/21/25. . . .		8,063	7,981	FW1722554.UP.FTS.B, 28.88%, 9/16/26.. .	1,447	1,440
L2478954.UP.FTS.B, 13.18%, 6/21/25. . . .		2,562	2,535	FW1720488.UP.FTS.B, 29.98%, 9/16/26.. .	937	933
L2657454.UP.FTS.B, 20.2%, 7/18/25. . . . .		3,851	3,798	FW1700325.UP.FTS.B, 30.13%, 9/16/26.. .	1,043	1,037
FW2653083.UP.FTS.B, 23.65%, 7/18/25.. .		4,141	3,900	FW1720986.UP.FTS.B, 30.57%, 9/16/26.. .	820	815
FW2656373.UP.FTS.B, 28.99%, 7/18/25.. .		2,559	2,523	FW1720294.UP.FTS.B, 30.66%, 9/16/26.. .	2,175	2,167
L2785530.UP.FTS.B, 18.7%, 8/14/25. . . . .		4,665	4,606	FW1722651.UP.FTS.B, 31.1%, 9/16/26.. . .	2,641	2,513
L2784274.UP.FTS.B, 20.74%, 8/14/25. . . .		47,470	13,162	FW1716789.UP.FTS.B, 31.43%, 9/16/26.. .	9,037	1,348
L2784782.UP.FTS.B, 22.37%, 8/14/25. . . .		7,573	1,118	FW1720288.UP.FTS.B, 31.89%, 9/16/26.. .	12,841	12,392
FW2782084.UP.FTS.B, 27.29%, 8/14/25.. .		6,440	6,327	L1891523.UP.FTS.B, 6.93%, 10/21/26. . . .	12,633	12,540
FW2788202.UP.FTS.B, 29.19%, 8/14/25.. .		6,809	6,397	L1859672.UP.FTS.B, 7.74%, 10/21/26. . . .	12,000	11,909
L2017782.UP.FTS.B, 13.67%, 9/10/25. . . .		2,485	2,458	L1892951.UP.FTS.B, 14.33%, 10/21/26 . . .	3,810	3,662
L2928985.UP.FTS.B, 21.29%, 9/11/25 . . . .		4,497	4,437	L1893967.UP.FTS.B, 14.49%, 10/21/26 . . .	1,619	1,605
FW2928685.UP.FTS.B, 30.47%, 9/11/25.. .		2,875	831	FW1892411.UP.FTS.B, 14.52%, 10/21/26..	20,668	20,491
FW2261943.UP.FTS.B, 24.37%, 10/16/25..		2,943	93	L1894153.UP.FTS.B, 14.72%, 10/21/26 . . .	11,998	11,895
L2269599.UP.FTS.B, 7.84%, 10/17/25. . . .		2,033	2,011	L1894936.UP.FTS.B, 16.25%, 10/21/26 . . .	5,012	4,956
FW2267398.UP.FTS.B, 15.02%, 10/17/25..		4,579	4,541	FW1895480.UP.FTS.B, 16.41%, 10/21/26..	10,839	10,694
FW2473618.UP.FTS.B, 10.51%, 11/20/25..		3,833	3,795	L1890982.UP.FTS.B, 16.75%, 10/21/26 . . .	5,845	5,785
L2474828.UP.FTS.B, 10.25%, 11/21/25.. . .		2,284	2,257	L1893975.UP.FTS.B, 17.21%, 10/21/26 . . .	9,035	8,944
L2783169.UP.FTS.B, 6.72%, 1/14/26. . . . .		19,272	19,083	FW1894387.UP.FTS.B, 17.87%, 10/21/26..	5,015	4,953

124	Annual Report	The accompanying notes are an integral part of these financial statements.			franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
	Principal			Principal
Description	Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)			Upstart Network, Inc. (continued)
L1891449.UP.FTS.B, 18.06%, 10/21/26 . . .	$ 13,771	$13,589	L2015861.UP.FTS.B, 9.46%, 11/10/26 . . . . $ 7,802		$7,741
FW1894844.UP.FTS.B, 18.47%, 10/21/26..	19,377	19,123	L2016805.UP.FTS.B, 10.63%, 11/10/26.. . .	7,431	7,357
FW1896078.UP.FTS.B, 18.57%, 10/21/26..	5,218	5,175	L2016181.UP.FTS.B, 10.7%, 11/10/26 . . . .	4,120	4,079
L1894129.UP.FTS.B, 19.51%, 10/21/26 . . .	2,756	2,728	L2015997.UP.FTS.B, 10.83%, 11/10/26.. . .	5,731	5,673
L1892072.UP.FTS.B, 19.65%, 10/21/26 . . .	4,648	4,592	FW2016902.UP.FTS.B, 11.15%, 11/10/26..	5,793	5,736
L1891212.UP.FTS.B, 19.72%, 10/21/26 . . .	9,984	9,853	L2000658.UP.FTS.B, 11.67%, 11/10/26.. . .	15,404	15,247
L1889041.UP.FTS.B, 19.76%, 10/21/26 . . .	1,269	1,252	L2018385.UP.FTS.B, 12.32%, 11/10/26.. . .	18,326	18,139
L1895096.UP.FTS.B, 19.8%, 10/21/26. . . .	8,460	8,350	FW2017263.UP.FTS.B, 13.09%, 11/10/26..	20,788	20,584
FW1894672.UP.FTS.B, 20.2%, 10/21/26.. .	5,367	173	L2016863.UP.FTS.B, 13.15%, 11/10/26.. . .	4,175	4,134
L1892098.UP.FTS.B, 20.43%, 10/21/26 . . .	4,456	322	L2017795.UP.FTS.B, 13.15%, 11/10/26.. . .	4,174	4,134
L1895590.UP.FTS.B, 20.46%, 10/21/26 . . .	9,370	1,428	FW2015303.UP.FTS.B, 13.44%, 11/10/26..	41,902	41,480
L1890899.UP.FTS.B, 20.85%, 10/21/26 . . .	8,495	8,471	L2016861.UP.FTS.B, 14.32%, 11/10/26.. . .	13,845	13,712
L1895456.UP.FTS.B, 21.95%, 10/21/26 . . .	4,553	1,333	L2016549.UP.FTS.B, 14.78%, 11/10/26.. . .	4,959	4,911
L1892599.UP.FTS.B, 22.22%, 10/21/26 . . .	2,610	2,481	L2017320.UP.FTS.B, 14.79%, 11/10/26.. . .	3,814	970
L1894090.UP.FTS.B, 22.26%, 10/21/26 . . .	12,611	12,434	L2017584.UP.FTS.B, 14.88%, 11/10/26.. . .	7,570	7,471
L1892391.UP.FTS.B, 22.31%, 10/21/26 . . .	906	52	L2016090.UP.FTS.B, 15.07%, 11/10/26.. . .	10,925	10,782
FW1891693.UP.FTS.B, 22.94%, 10/21/26..	4,830	1,407	L2016450.UP.FTS.B, 15.84%, 11/10/26.. . .	6,502	6,417
FW1892319.UP.FTS.B, 22.95%, 10/21/26..	2,297	2,280	FW2017922.UP.FTS.B, 16.45%, 11/10/26..	12,674	12,555
L1892172.UP.FTS.B, 23.12%, 10/21/26 . . .	2,829	2,817	FW2016602.UP.FTS.B, 16.55%, 11/10/26..	10,162	10,031
L1891077.UP.FTS.B, 23.49%, 10/21/26 . . .	16,690	16,625	FW2011916.UP.FTS.B, 16.6%, 11/10/26.. .	2,393	2,368
FW1895679.UP.FTS.B, 24.08%, 10/21/26..	2,267	2,155	FW2018016.UP.FTS.B, 16.76%, 11/10/26..	16,875	16,654
L1895099.UP.FTS.B, 24.25%, 10/21/26 . . .	4,132	4,089	L2017432.UP.FTS.B, 16.76%, 11/10/26.. . .	3,060	3,018
L1893140.UP.FTS.B, 24.95%, 10/21/26 . . .	1,727	1,720	L2016538.UP.FTS.B, 16.85%, 11/10/26.. . .	3,814	2,019
L1893569.UP.FTS.B, 25.34%, 10/21/26 . . .	6,102	6,070	FW2016897.UP.FTS.B, 16.86%, 11/10/26..	8,607	4,776
L1890870.UP.FTS.B, 25.37%, 10/21/26 . . .	4,519	4,502	L2015584.UP.FTS.B, 17.41%, 11/10/26.. . .	33,567	33,045
L1890702.UP.FTS.B, 25.43%, 10/21/26 . . .	5,101	5,081	FW2018257.UP.FTS.B, 17.6%, 11/10/26.. .	5,251	1,406
L1894449.UP.FTS.B, 25.43%, 10/21/26 . . .	31,187	554	L2016124.UP.FTS.B, 17.83%, 11/10/26.. . .	5,987	5,889
L1896072.UP.FTS.B, 25.44%, 10/21/26 . . .	3,026	3,014	L2015741.UP.FTS.B, 18.37%, 11/10/26.. . .	4,742	4,657
L1890828.UP.FTS.B, 25.46%, 10/21/26 . . .	3,719	3,703	L2015870.UP.FTS.B, 19.02%, 11/10/26.. . .	1,281	1,261
L1891901.UP.FTS.B, 25.47%, 10/21/26 . . .	2,067	145	L2017365.UP.FTS.B, 19.49%, 11/10/26.. . .	25,700	25,304
L1896094.UP.FTS.B, 25.49%, 10/21/26 . . .	6,615	6,596	FW2018022.UP.FTS.B, 19.66%, 11/10/26..	42,863	42,204
L1896010.UP.FTS.B, 25.54%, 10/21/26 . . .	2,133	153	L2018057.UP.FTS.B, 20.23%, 11/10/26.. . .	17,073	16,944
L1891794.UP.FTS.B, 25.77%, 10/21/26 . . .	4,455	319	L2012751.UP.FTS.B, 20.27%, 11/10/26.. . .	9,932	9,768
FW1892106.UP.FTS.B, 26.33%, 10/21/26..	4,338	4,320	L2015880.UP.FTS.B, 20.5%, 11/10/26 . . . .	37,838	37,567
FW1894097.UP.FTS.B, 26.45%, 10/21/26..	5,327	(4)	L2018362.UP.FTS.B, 20.61%, 11/10/26.. . .	2,581	2,542
FW1893402.UP.FTS.B, 27.14%, 10/21/26..	5,220	5,200	L2016429.UP.FTS.B, 20.87%, 11/10/26.. . .	21,572	21,223
L1892234.UP.FTS.B, 27.37%, 10/21/26 . . .	10,449	10,408	L2016091.UP.FTS.B, 20.97%, 11/10/26.. . .	4,307	4,241
FW1895968.UP.FTS.B, 27.89%, 10/21/26..	8,920	2,628	FW2017939.UP.FTS.B, 21.1%, 11/10/26.. .	6,033	5,958
FW1891795.UP.FTS.B, 28.39%, 10/21/26..	9,073	8,628	L2017334.UP.FTS.B, 21.37%, 11/10/26.. . .	12,078	11,993
FW1892283.UP.FTS.B, 28.56%, 10/21/26..	17,487	17,419	L2015455.UP.FTS.B, 21.53%, 11/10/26.. . .	974	964
FW1892884.UP.FTS.B, 28.78%, 10/21/26..	2,087	2,082	FW2015645.UP.FTS.B, 21.59%, 11/10/26..	5,042	4,961
FW1893982.UP.FTS.B, 28.82%, 10/21/26..	3,673	3,665	L2016823.UP.FTS.B, 21.79%, 11/10/26.. . .	3,640	80
FW1891993.UP.FTS.B, 28.9%, 10/21/26.. .	5,757	408	L2018199.UP.FTS.B, 22.27%, 11/10/26.. . .	8,662	8,588
FW1892210.UP.FTS.B, 28.91%, 10/21/26..	5,553	5,531	L2016472.UP.FTS.B, 22.49%, 11/10/26.. . .	9,962	9,810
FW1891950.UP.FTS.B, 29.07%, 10/21/26..	43,882	43,721	FW2017415.UP.FTS.B, 22.56%, 11/10/26..	8,787	632
FW1892016.UP.FTS.B, 29.55%, 10/21/26..	1,374	211	L2016591.UP.FTS.B, 22.73%, 11/10/26.. . .	4,335	4,269
FW1889324.UP.FTS.B, 29.6%, 10/21/26.. .	8,794	614	L2016525.UP.FTS.B, 22.77%, 11/10/26.. . .	6,405	949
FW1894326.UP.FTS.B, 29.68%, 10/21/26..	9,395	9,357	L2015725.UP.FTS.B, 22.82%, 11/10/26.. . .	1,376	1,366
FW1893145.UP.FTS.B, 30.26%, 10/21/26..	9,186	1,427	L2016796.UP.FTS.B, 23.07%, 11/10/26.. . .	2,672	2,649
FW1890831.UP.FTS.B, 30.45%, 10/21/26..	5,280	5,268	L2017658.UP.FTS.B, 23.16%, 11/10/26.. . .	2,965	434
FW1894061.UP.FTS.B, 30.74%, 10/21/26..	4,404	4,388	FW2007819.UP.FTS.B, 23.25%, 11/10/26..	8,622	8,558
FW1891617.UP.FTS.B, 30.83%, 10/21/26..	2,862	127	L2018147.UP.FTS.B, 23.34%, 11/10/26.. . .	13,182	13,045
FW1894937.UP.FTS.B, 30.9%, 10/21/26.. .	13,659	2,087	L2018074.UP.FTS.B, 23.36%, 11/10/26.. . .	5,214	5,177
FW1890284.UP.FTS.B, 30.97%, 10/21/26..	1,729	1,723	L2017555.UP.FTS.B, 23.63%, 11/10/26.. . .	6,088	6,046
FW1890712.UP.FTS.B, 31.02%, 10/21/26..	1,622	481	L2018236.UP.FTS.B, 23.72%, 11/10/26.. . .	3,574	1,023
FW1894842.UP.FTS.B, 31.16%, 10/21/26..	3,760	3,750	FW2018046.UP.FTS.B, 23.73%, 11/10/26..	3,132	3,110
FW1892541.UP.FTS.B, 31.18%, 10/21/26..	1,498	446	L2018486.UP.FTS.B, 23.79%, 11/10/26.. . .	17,404	17,190
FW1892685.UP.FTS.B, 31.39%, 10/21/26..	2,278	2,271	L2015796.UP.FTS.B, 24.12%, 11/10/26.. . .	5,663	5,624

franklintempleton.com	The accompanying notes are an integral part of these financial statements.			Annual Report	125

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
		Principal			Principal
Description		Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)				Upstart Network, Inc. (continued)
FW2017808.UP.FTS.B, 24.16%, 11/10/26.. $ 17,409			$17,288	FW2015849.UP.FTS.B, 30.69%, 11/10/26.. $ 12,283		$3,549
L2010804.UP.FTS.B, 24.21%, 11/10/26.. . .		13,072	12,982	FW2018051.UP.FTS.B, 30.78%, 11/10/26..	3,650	255
FW2015624.UP.FTS.B, 24.49%, 11/10/26..		5,217	5,180	FW2017369.UP.FTS.B, 30.83%, 11/10/26..	2,671	2,654
L2017277.UP.FTS.B, 24.63%, 11/10/26.. . .		1,746	1,734	FW2017102.UP.FTS.B, 30.96%, 11/10/26..	1,783	1,769
L2016414.UP.FTS.B, 24.87%, 11/10/26.. . .		874	866	FW2016238.UP.FTS.B, 30.97%, 11/10/26..	1,997	1,192
L2018138.UP.FTS.B, 24.93%, 11/10/26.. . .		1,999	1,974	FW2014044.UP.FTS.B, 31.01%, 11/10/26..	3,567	3,539
L2017556.UP.FTS.B, 25.05%, 11/10/26.. . .		3,404	3,380	FW2016392.UP.FTS.B, 31.01%, 11/10/26..	859	846
L2016122.UP.FTS.B, 25.2%, 11/10/26 . . . .		3,498	3,445	FW2015895.UP.FTS.B, 31.02%, 11/10/26..	2,133	621
FW2018111.UP.FTS.B, 25.21%, 11/10/26. .		1,847	132	FW2017963.UP.FTS.B, 31.1%, 11/10/26.. .	8,376	8,322
L2017313.UP.FTS.B, 25.23%, 11/10/26.. . .		3,848	3,822	FW2015165.UP.FTS.B, 31.13%, 11/10/26..	1,609	1,596
L2018241.UP.FTS.B, 25.23%, 11/10/26.. . .		2,040	60	FW2018365.UP.FTS.B, 31.14%, 11/10/26..	1,298	1,288
L2016934.UP.FTS.B, 25.28%, 11/10/26.. . .		747	734	FW2018421.UP.FTS.B, 31.14%, 11/10/26..	3,785	2,257
L2016288.UP.FTS.B, 25.3%, 11/10/26 . . . .		7,873	7,819	FW2016440.UP.FTS.B, 31.16%, 11/10/26..	3,745	3,720
L2017361.UP.FTS.B, 25.31%, 11/10/26.. . .		3,242	231	FW2018137.UP.FTS.B, 31.23%, 11/10/26..	17,919	17,803
L1996396.UP.FTS.B, 25.34%, 11/10/26.. . .		2,013	1,999	FW2015784.UP.FTS.B, 31.24%, 11/10/26..	2,050	2,037
L1992755.UP.FTS.B, 25.36%, 11/10/26.. . .		1,400	1,390	FW2016681.UP.FTS.B, 31.25%, 11/10/26..	4,904	4,872
L2016960.UP.FTS.B, 25.39%, 11/10/26.. . .		963	956	FW2017946.UP.FTS.B, 31.9%, 11/10/26.. .	2,113	2,094
L2010871.UP.FTS.B, 25.45%, 11/10/26.. . .		763	753	FW2017831.UP.FTS.B, 32.03%, 11/10/26..	6,460	3,866
L2016381.UP.FTS.B, 25.48%, 11/10/26.. . .		2,568	22	FW2018216.UP.FTS.B, 32.18%, 11/10/26..	3,297	3,276
L2017166.UP.FTS.B, 25.5%, 11/10/26 . . . .		4,591	4,538	FW2110828.UP.FTS.B, 6%, 11/24/26. . . . .	1,571	1,574
L2011550.UP.FTS.B, 25.55%, 11/10/26.. . .		5,516	5,478	L2111539.UP.FTS.B, 8.17%, 11/24/26.. . . .	6,531	6,487
L2018078.UP.FTS.B, 25.62%, 11/10/26.. . .		3,436	3,409	L2112207.UP.FTS.B, 9.52%, 11/24/26.. . . .	10,519	10,448
L2008161.UP.FTS.B, 25.72%, 11/10/26.. . .		6,482	6,438	L2111293.UP.FTS.B, 9.98%, 11/24/26.. . . .	10,549	10,478
L2018213.UP.FTS.B, 25.8%, 11/10/26 . . . .		15,230	15,101	FW2112522.UP.FTS.B, 10.63%, 11/24/26..	1,057	1,049
FW2017120.UP.FTS.B, 25.88%, 11/10/26..		6,540	1,891	L2112534.UP.FTS.B, 11.65%, 11/24/26.. . .	23,391	23,208
FW2017685.UP.FTS.B, 26.05%, 11/10/26..		8,817	8,747	L2110925.UP.FTS.B, 12.01%, 11/24/26.. . .	24,923	24,730
FW2017724.UP.FTS.B, 26.2%, 11/10/26.. .		3,484	3,458	L2112036.UP.FTS.B, 13.1%, 11/24/26.. . . .	1,252	1,242
FW2015254.UP.FTS.B, 26.34%, 11/10/26..		23,947	1,699	L2111515.UP.FTS.B, 13.17%, 11/24/26.. . .	4,985	4,947
L2017215.UP.FTS.B, 26.46%, 11/10/26.. . .		5,269	5,234	L2111347.UP.FTS.B, 14.3%, 11/24/26.. . . .	2,711	195
FW2017665.UP.FTS.B, 26.79%, 11/10/26..		10,549	10,478	L2109723.UP.FTS.B, 14.71%, 11/24/26.. . .	37,368	37,085
FW2017752.UP.FTS.B, 26.85%, 11/10/26..		26,455	26,247	L2112445.UP.FTS.B, 15.34%, 11/24/26.. . .	2,528	2,503
FW2017315.UP.FTS.B, 26.97%, 11/10/26..		4,398	4,369	L2112051.UP.FTS.B, 15.48%, 11/24/26.. . .	12,624	12,501
FW2017448.UP.FTS.B, 26.97%, 11/10/26..		1,776	1,762	L2107550.UP.FTS.B, 15.75%, 11/24/26.. . .	2,212	2,192
FW2017995.UP.FTS.B, 27.09%, 11/10/26..		5,280	5,245	L2111566.UP.FTS.B, 15.86%, 11/24/26.. . .	4,222	4,182
FW2017395.UP.FTS.B, 27.53%, 11/10/26..		5,305	5,263	L2111428.UP.FTS.B, 15.89%, 11/24/26.. . .	4,223	4,182
FW2018112.UP.FTS.B, 27.81%, 11/10/26..		10,124	10,036	FW2111859.UP.FTS.B, 16.21%, 11/24/26. .	7,188	7,119
FW2015111.UP.FTS.B, 27.96%, 11/10/26. .		2,118	2,104	FW2112290.UP.FTS.B, 16.35%, 11/24/26..	3,639	263
FW2018013.UP.FTS.B, 28.12%, 11/10/26..		35,844	35,541	FW2103748.UP.FTS.B, 16.46%, 11/24/26..	4,359	1,136
FW2018097.UP.FTS.B, 28.2%, 11/10/26.. .		1,574	1,562	L2111758.UP.FTS.B, 16.63%, 11/24/26.. . .	34,294	34,025
FW2017468.UP.FTS.B, 28.36%, 11/10/26..		1,767	1,755	FW2111175.UP.FTS.B, 16.64%, 11/24/26. .	5,646	5,585
FW2017627.UP.FTS.B, 28.75%, 11/10/26..		6,275	6,222	L2111907.UP.FTS.B, 16.75%, 11/24/26.. . .	2,543	2,518
FW2016710.UP.FTS.B, 28.83%, 11/10/26..		12,714	1,854	L2111647.UP.FTS.B, 16.92%, 11/24/26.. . .	9,810	603
FW2018328.UP.FTS.B, 28.94%, 11/10/26..		1,062	1,055	L2110744.UP.FTS.B, 17.28%, 11/24/26.. . .	2,766	196
FW2017940.UP.FTS.B, 29.24%, 11/10/26..		2,512	2,491	FW2111473.UP.FTS.B, 17.42%, 11/24/26. .	3,299	3,267
FW2017283.UP.FTS.B, 29.28%, 11/10/26..		4,431	4,402	L2111497.UP.FTS.B, 17.5%, 11/24/26.. . . .	13,659	981
FW2017821.UP.FTS.B, 29.34%, 11/10/26..		4,432	4,402	FW2112554.UP.FTS.B, 17.97%, 11/24/26..	25,576	25,314
FW2016668.UP.FTS.B, 29.41%, 11/10/26..		6,207	6,166	FW2103098.UP.FTS.B, 18.1%, 11/24/26.. .	3,408	3,370
FW2016853.UP.FTS.B, 29.43%, 11/10/26..		4,605	4,554	L2112204.UP.FTS.B, 18.12%, 11/24/26.. . .	4,693	4,645
FW2015356.UP.FTS.B, 29.53%, 11/10/26..		770	760	L2110989.UP.FTS.B, 18.58%, 11/24/26.. . .	5,976	5,908
FW2017367.UP.FTS.B, 29.54%, 11/10/26..		29,583	29,098	L2111067.UP.FTS.B, 18.81%, 11/24/26.. . .	1,070	1,057
FW2016021.UP.FTS.B, 29.96%, 11/10/26..		13,440	13,342	L2111999.UP.FTS.B, 18.81%, 11/24/26.. . .	9,530	9,394
FW2017996.UP.FTS.B, 29.99%, 11/10/26..		3,274	229	L2101761.UP.FTS.B, 19.04%, 11/24/26.. . .	2,993	2,959
FW2017063.UP.FTS.B, 30.06%, 11/10/26..		846	60	FW2111909.UP.FTS.B, 19.23%, 11/24/26. .	2,904	2,871
FW2017531.UP.FTS.B, 30.14%, 11/10/26..		6,664	6,620	L2110967.UP.FTS.B, 19.28%, 11/24/26.. . .	8,034	7,927
FW2015923.UP.FTS.B, 30.28%, 11/10/26..		7,111	7,065	L2111433.UP.FTS.B, 19.56%, 11/24/26.. . .	4,285	4,236
FW2016098.UP.FTS.B, 30.28%, 11/10/26..		1,422	1,413	L2110053.UP.FTS.B, 19.71%, 11/24/26.. . .	6,430	6,358
FW2017756.UP.FTS.B, 30.55%, 11/10/26..		11,387	11,312	FW2111564.UP.FTS.B, 19.87%, 11/24/26. .	4,118	4,072
FW2015746.UP.FTS.B, 30.57%, 11/10/26..		2,580	2,563	L2110920.UP.FTS.B, 20%, 11/24/26.. . . . .	11,461	11,326

126	Annual Report	The accompanying notes are an integral part of these financial statements.			franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
	Principal			Principal
Description	Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)			Upstart Network, Inc. (continued)
L2110840.UP.FTS.B, 20.27%, 11/24/26.. . .	$ 4,295	$4,285	FW2110871.UP.FTS.B, 31.83%, 11/24/26..	$ 3,572	$3,567
FW2112337.UP.FTS.B, 20.38%, 11/24/26..	8,534	8,511	L2262825.UP.FTS.B, 7.69%, 12/16/26. . . .	12,442	12,346
L2110708.UP.FTS.B, 20.56%, 11/24/26.. . .	5,333	5,274	FW2264096.UP.FTS.B, 8.01%, 12/16/26.. .	7,475	7,418
FW2103854.UP.FTS.B, 20.73%, 11/24/26..	15,581	15,398	L2266515.UP.FTS.B, 8.1%, 12/16/26. . . . .	6,232	6,185
L2111070.UP.FTS.B, 20.97%, 11/24/26.. . .	3,062	3,047	L2264632.UP.FTS.B, 8.24%, 12/16/26. . . .	16,671	16,545
FW2110854.UP.FTS.B, 21.25%, 11/24/26..	5,174	5,117	L2260039.UP.FTS.B, 8.53%, 12/16/26. . . .	4,149	4,108
FW2112190.UP.FTS.B, 21.47%, 11/24/26..	5,430	820	L2264794.UP.FTS.B, 9.82%, 12/16/26. . . .	394	390
FW2110697.UP.FTS.B, 21.79%, 11/24/26..	11,444	11,392	L2233679.UP.FTS.B, 10.15%, 12/16/26 . . .	5,448	5,409
L2111001.UP.FTS.B, 22.12%, 11/24/26.. . .	1,711	1,706	L2256936.UP.FTS.B, 11.09%, 12/16/26.. . .	16,831	16,675
L2109591.UP.FTS.B, 22.25%, 11/24/26.. . .	17,310	17,274	L2261890.UP.FTS.B, 11.17%, 12/16/26.. . .	12,629	12,507
L2112213.UP.FTS.B, 22.37%, 11/24/26.. . .	6,062	6,050	L2265566.UP.FTS.B, 11.83%, 12/16/26.. . .	12,662	12,540
L2110974.UP.FTS.B, 22.6%, 11/24/26.. . . .	4,391	4,376	L2265755.UP.FTS.B, 11.99%, 12/16/26.. . .	6,867	6,451
FW2111879.UP.FTS.B, 22.64%, 11/24/26. .	13,001	12,974	FW2263431.UP.FTS.B, 12.09%, 12/16/26..	5,915	5,859
L2111255.UP.FTS.B, 22.67%, 11/24/26.. . .	6,226	1,825	L2264084.UP.FTS.B, 12.97%, 12/16/26 . . .	1,850	1,784
L2111918.UP.FTS.B, 22.67%, 11/24/26.. . .	17,212	17,168	L2262690.UP.FTS.B, 13.04%, 12/16/26 . . .	7,210	7,142
L2111808.UP.FTS.B, 23.39%, 11/24/26.. . .	2,721	2,712	L2190467.UP.FTS.B, 13.35%, 12/16/26 . . .	4,671	4,629
L2111770.UP.FTS.B, 23.69%, 11/24/26.. . .	4,288	4,228	L2260554.UP.FTS.B, 13.52%, 12/16/26 . . .	5,798	5,744
FW2104440.UP.FTS.B, 24.64%, 11/24/26..	5,512	129	L2267070.UP.FTS.B, 13.82%, 12/16/26 . . .	4,655	338
FW2111536.UP.FTS.B, 24.67%, 11/24/26. .	8,719	8,625	L2261612.UP.FTS.B, 13.93%, 12/16/26 . . .	1,703	1,687
L2110705.UP.FTS.B, 24.88%, 11/24/26.. . .	12,054	12,031	FW2266148.UP.FTS.B, 14.03%, 12/16/26..	4,258	4,219
L2111688.UP.FTS.B, 25.07%, 11/24/26.. . .	2,185	2,181	FW2263216.UP.FTS.B, 14.33%, 12/16/26..	853	845
L2110767.UP.FTS.B, 25.12%, 11/24/26.. . .	16,460	16,275	FW2263771.UP.FTS.B, 14.5%, 12/16/26.. .	6,399	6,339
L2110949.UP.FTS.B, 25.25%, 11/24/26.. . .	2,449	2,444	L2257039.UP.FTS.B, 14.56%, 12/16/26 . . .	3,414	3,383
FW2111387.UP.FTS.B, 25.36%, 11/24/26. .	5,878	5,863	FW2262525.UP.FTS.B, 14.73%, 12/16/26..	25,616	25,388
L2112349.UP.FTS.B, 25.4%, 11/24/26.. . . .	8,751	8,734	L2266678.UP.FTS.B, 14.84%, 12/16/26 . . .	11,105	11,006
L2111404.UP.FTS.B, 25.42%, 11/24/26.. . .	4,586	82	L2266887.UP.FTS.B, 15.02%, 12/16/26 . . .	5,984	5,911
L2111176.UP.FTS.B, 25.44%, 11/24/26.. . .	3,408	3,401	FW2266772.UP.FTS.B, 15.05%, 12/16/26..	6,817	6,733
L2111206.UP.FTS.B, 25.46%, 11/24/26.. . .	1,750	1,747	L2262094.UP.FTS.B, 15.17%, 12/16/26 . . .	4,277	4,239
L2112057.UP.FTS.B, 25.5%, 11/24/26.. . . .	3,373	3,358	L2261820.UP.FTS.B, 15.32%, 12/16/26 . . .	42,746	42,367
L2112241.UP.FTS.B, 25.52%, 11/24/26.. . .	4,588	718	FW2265961.UP.FTS.B, 16.27%, 12/16/26..	5,154	5,091
L2111177.UP.FTS.B, 25.59%, 11/24/26.. . .	6,481	6,469	L2265506.UP.FTS.B, 16.32%, 12/16/26 . . .	11,883	11,173
L2111103.UP.FTS.B, 25.8%, 11/24/26.. . . .	2,279	2,272	L2261177.UP.FTS.B, 16.49%, 12/16/26.. . .	5,591	5,521
FW2110882.UP.FTS.B, 25.83%, 11/24/26..	7,013	7,000	L2261462.UP.FTS.B, 16.62%, 12/16/26 . . .	2,838	2,804
FW2108311.UP.FTS.B, 26.95%, 11/24/26..	3,519	3,513	L2262249.UP.FTS.B, 16.91%, 12/16/26 . . .	6,402	1,734
FW2112039.UP.FTS.B, 27.75%, 11/24/26..	4,742	333	L2262304.UP.FTS.B, 17.3%, 12/16/26. . . .	11,209	11,067
FW2110829.UP.FTS.B, 27.91%, 11/24/26..	13,566	13,501	L2261255.UP.FTS.B, 17.42%, 12/16/26 . . .	33,442	33,015
FW2111654.UP.FTS.B, 28.15%, 11/24/26. .	13,291	13,253	FW2265856.UP.FTS.B, 17.99%, 12/16/26..	7,712	7,617
FW2111301.UP.FTS.B, 28.21%, 11/24/26. .	4,416	4,409	L2260722.UP.FTS.B, 18.02%, 12/16/26 . . .	2,592	2,554
FW2109993.UP.FTS.B, 28.34%, 11/24/26..	4,418	4,410	L2262594.UP.FTS.B, 18.44%, 12/16/26 . . .	866	855
FW2110973.UP.FTS.B, 28.48%, 11/24/26..	2,652	2,648	L2265320.UP.FTS.B, 18.67%, 12/16/26 . . .	867	856
FW2111445.UP.FTS.B, 28.69%, 11/24/26. .	6,722	470	FW2266130.UP.FTS.B, 18.7%, 12/16/26.. .	8,926	8,820
FW2112020.UP.FTS.B, 28.92%, 11/24/26..	2,547	2,538	L2261867.UP.FTS.B, 18.76%, 12/16/26 . . .	2,170	2,143
FW2111392.UP.FTS.B, 29.36%, 11/24/26. .	5,708	404	L2265066.UP.FTS.B, 18.81%, 12/16/26 . . .	4,682	340
FW2109377.UP.FTS.B, 30.03%, 11/24/26..	4,349	4,335	L2264467.UP.FTS.B, 18.83%, 12/16/26 . . .	19,155	17,997
FW2112225.UP.FTS.B, 30.05%, 11/24/26..	1,688	1,685	FW2261853.UP.FTS.B, 18.96%, 12/16/26..	1,311	1,232
FW2111978.UP.FTS.B, 30.35%, 11/24/26. .	3,127	486	L2261873.UP.FTS.B, 19.04%, 12/16/26 . . .	2,531	363
FW2112276.UP.FTS.B, 30.64%, 11/24/26..	1,394	97	L2262520.UP.FTS.B, 19.39%, 12/16/26 . . .	4,522	4,452
FW2109608.UP.FTS.B, 30.73%, 11/24/26..	1,815	542	L2261512.UP.FTS.B, 19.6%, 12/16/26. . . .	8,694	8,591
FW2112451.UP.FTS.B, 30.73%, 11/24/26..	1,602	1,600	L2261469.UP.FTS.B, 19.7%, 12/16/26. . . .	2,784	2,742
FW2111816.UP.FTS.B, 30.78%, 11/24/26. .	2,048	2,045	L2260922.UP.FTS.B, 19.74%, 12/16/26 . . .	6,089	6,051
FW2111418.UP.FTS.B, 30.88%, 11/24/26. .	13,794	13,774	L2265533.UP.FTS.B, 19.85%, 12/16/26 . . .	8,825	8,288
FW2112419.UP.FTS.B, 30.97%, 11/24/26..	1,221	1,205	L2261927.UP.FTS.B, 19.86%, 12/16/26 . . .	870	857
FW2111709.UP.FTS.B, 31.03%, 11/24/26. .	6,682	6,672	L2262271.UP.FTS.B, 20.02%, 12/16/26 . . .	8,475	8,348
FW2110860.UP.FTS.B, 31.09%, 11/24/26..	4,188	4,182	L2238848.UP.FTS.B, 20.03%, 12/16/26 . . .	22,912	726
FW2111832.UP.FTS.B, 31.16%, 11/24/26. .	10,644	10,599	FW2262822.UP.FTS.B, 20.38%, 12/16/26..	2,615	2,599
FW2104466.UP.FTS.B, 31.47%, 11/24/26..	3,747	3,742	FW2266143.UP.FTS.B, 20.49%, 12/16/26..	11,910	346
FW2111588.UP.FTS.B, 31.7%, 11/24/26.. .	2,098	147	L2262115.UP.FTS.B, 20.57%, 12/16/26.. . .	2,268	2,236
FW2112102.UP.FTS.B, 31.76%, 11/24/26..	7,165	7,150	L2262532.UP.FTS.B, 20.65%, 12/16/26 . . .	11,420	3,289

franklintempleton.com	The accompanying notes are an integral part of these financial statements.			Annual Report	127

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
		Principal		Principal
Description		Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)				Upstart Network, Inc. (continued)
L2264912.UP.FTS.B, 20.76%, 12/16/26 . . . $		3,492	$3,439	FW2264712.UP.FTS.B, 28.97%, 12/16/26.. $	2,323	$2,204
FW2267215.UP.FTS.B, 20.8%, 12/16/26.. .		8,731	8,665	FW2265353.UP.FTS.B, 29.01%, 12/16/26..	12,287	12,205
L2265409.UP.FTS.B, 21.36%, 12/16/26 . . .		4,498	1,260	FW2264681.UP.FTS.B, 29.13%, 12/16/26..	3,585	3,565
L2266258.UP.FTS.B, 21.36%, 12/16/26 . . .		4,811	4,775	FW2263571.UP.FTS.B, 29.51%, 12/16/26..	3,758	561
L2263510.UP.FTS.B, 21.37%, 12/16/26 . . .		2,449	2,412	FW2261035.UP.FTS.B, 29.7%, 12/16/26.. .	1,554	1,543
FW2263533.UP.FTS.B, 21.45%, 12/16/26..		4,404	4,351	FW2256091.UP.FTS.B, 29.72%, 12/16/26..	3,185	3,022
FW2265163.UP.FTS.B, 21.6%, 12/16/26.. .		5,253	5,174	FW2261136.UP.FTS.B, 29.72%, 12/16/26..	5,386	5,356
FW2266413.UP.FTS.B, 21.62%, 12/16/26..		13,053	12,898	FW2266831.UP.FTS.B, 29.8%, 12/16/26.. .	3,641	541
L2266172.UP.FTS.B, 21.62%, 12/16/26 . . .		3,064	3,045	FW2261815.UP.FTS.B, 29.81%, 12/16/26..	23,383	6,889
FW2265342.UP.FTS.B, 21.77%, 12/16/26..		3,153	3,134	FW2263141.UP.FTS.B, 30.02%, 12/16/26..	18,730	1,327
L2264438.UP.FTS.B, 21.8%, 12/16/26. . . .		4,357	4,306	FW2262711.UP.FTS.B, 30.17%, 12/16/26..	1,048	160
FW2242546.UP.FTS.B, 21.96%, 12/16/26..		9,554	9,418	FW2258081.UP.FTS.B, 30.3%, 12/16/26.. .	4,432	4,403
FW2265692.UP.FTS.B, 22.08%, 12/16/26..		6,568	6,474	FW2266883.UP.FTS.B, 30.32%, 12/16/26..	13,489	13,414
FW2264842.UP.FTS.B, 22.29%, 12/16/26..		12,084	372	FW2263430.UP.FTS.B, 30.41%, 12/16/26..	2,296	655
FW2265852.UP.FTS.B, 22.69%, 12/16/26..		1,849	44	FW2262301.UP.FTS.B, 30.52%, 12/16/26..	4,502	4,472
L2251494.UP.FTS.B, 22.87%, 12/16/26 . . .		2,434	2,417	FW2265725.UP.FTS.B, 30.59%, 12/16/26..	2,884	201
L2250660.UP.FTS.B, 23.02%, 12/16/26 . . .		3,958	3,934	FW2266526.UP.FTS.B, 30.61%, 12/16/26..	3,712	554
L2262151.UP.FTS.B, 23.18%, 12/16/26 . . .		19,082	18,961	FW2260220.UP.FTS.B, 30.63%, 12/16/26..	1,123	79
L2262515.UP.FTS.B, 23.26%, 12/16/26 . . .		39,260	38,971	FW2261708.UP.FTS.B, 30.67%, 12/16/26..	2,730	2,711
L2263677.UP.FTS.B, 23.33%, 12/16/26 . . .		13,201	13,122	FW2265545.UP.FTS.B, 30.86%, 12/16/26..	1,980	138
L2265697.UP.FTS.B, 23.5%, 12/16/26. . . .		2,643	2,623	FW2266558.UP.FTS.B, 30.86%, 12/16/26..	1,802	1,789
L2266895.UP.FTS.B, 23.57%, 12/16/26 . . .		3,525	3,499	FW2265302.UP.FTS.B, 30.93%, 12/16/26..	2,229	333
L2266458.UP.FTS.B, 23.68%, 12/16/26 . . .		1,174	340	FW2262897.UP.FTS.B, 30.96%, 12/16/26..	3,840	3,813
L2264675.UP.FTS.B, 23.95%, 12/16/26 . . .		17,867	16,937	FW2265508.UP.FTS.B, 30.96%, 12/16/26..	2,794	2,775
L2262668.UP.FTS.B, 24.03%, 12/16/26 . . .		2,912	2,895	FW2266459.UP.FTS.B, 30.98%, 12/16/26..	1,063	1,055
L2160603.UP.FTS.B, 24.28%, 12/16/26 . . .		2,826	2,809	FW2260770.UP.FTS.B, 31.08%, 12/16/26..	1,352	1,344
FW2262173.UP.FTS.B, 24.42%, 12/16/26..		17,892	16,961	FW2266146.UP.FTS.B, 31.1%, 12/16/26.. .	1,352	1,343
L2263485.UP.FTS.B, 24.71%, 12/16/26 . . .		1,769	1,756	FW2264279.UP.FTS.B, 31.14%, 12/16/26..	1,713	1,703
FW2263757.UP.FTS.B, 24.74%, 12/16/26..		6,633	6,594	FW2266925.UP.FTS.B, 31.22%, 12/16/26..	16,847	15,982
FW2263559.UP.FTS.B, 24.81%, 12/16/26..		6,823	1,983	FW2266682.UP.FTS.B, 31.23%, 12/16/26..	4,201	3,986
FW2266843.UP.FTS.B, 24.86%, 12/16/26..		2,654	2,617	FW2267010.UP.FTS.B, 31.33%, 12/16/26..	2,647	2,512
L2267064.UP.FTS.B, 25.29%, 12/16/26 . . .		1,010	152	FW2262129.UP.FTS.B, 31.54%, 12/16/26..	6,449	6,399
L2266381.UP.FTS.B, 25.31%, 12/16/26 . . .		1,680	1,666	FW2263240.UP.FTS.B, 32.21%, 12/16/26..	3,345	3,326
L2262190.UP.FTS.B, 25.35%, 12/16/26 . . .		3,633	3,607	FW2270153.UP.FTS.B, 7.21%, 12/17/26.. .	3,720	3,693
L2264771.UP.FTS.B, 25.35%, 12/16/26 . . .		1,684	1,674	FW2269719.UP.FTS.B, 7.26%, 12/17/26.. .	9,724	9,142
L2265942.UP.FTS.B, 25.35%, 12/16/26 . . .		4,912	4,661	L2269403.UP.FTS.B, 7.47%, 12/17/26. . . .	12,383	12,290
L2265116.UP.FTS.B, 25.37%, 12/16/26.. . .		1,418	1,410	L2269259.UP.FTS.B, 8.25%, 12/17/26. . . .	2,495	2,476
L2262592.UP.FTS.B, 25.43%, 12/16/26 . . .		1,058	1,046	L2268096.UP.FTS.B, 8.29%, 12/17/26. . . .	19,958	19,811
L2236916.UP.FTS.B, 25.5%, 12/16/26. . . .		3,546	3,521	L2268631.UP.FTS.B, 8.37%, 12/17/26. . . .	5,837	5,793
L2266958.UP.FTS.B, 25.5%, 12/16/26. . . .		987	936	L2267269.UP.FTS.B, 8.51%, 12/17/26. . . .	12,486	12,392
FW2261893.UP.FTS.B, 25.52%, 12/16/26..		3,700	265	L2269424.UP.FTS.B, 8.98%, 12/17/26. . . .	9,175	9,108
FW2265341.UP.FTS.B, 25.64%, 12/16/26..		8,869	8,817	L2269008.UP.FTS.B, 9%, 12/17/26.. . . . . .	12,706	1,707
FW2259738.UP.FTS.B, 26.14%, 12/16/26..		2,843	2,822	L2268916.UP.FTS.B, 9.12%, 12/17/26. . . .	6,416	469
FW2262758.UP.FTS.B, 26.24%, 12/16/26..		4,545	4,313	L2270906.UP.FTS.B, 9.12%, 12/17/26. . . .	5,046	367
FW2263939.UP.FTS.B, 26.78%, 12/16/26..		3,560	3,540	L2271105.UP.FTS.B, 9.17%, 12/17/26 . . . .	28,375	28,169
FW2266313.UP.FTS.B, 26.81%, 12/16/26..		1,841	538	L2270069.UP.FTS.B, 9.27%, 12/17/26. . . .	5,427	5,388
FW2265141.UP.FTS.B, 26.9%, 12/16/26.. .		16,249	16,140	FW2267252.UP.FTS.B, 9.41%, 12/17/26.. .	6,665	6,420
FW2262376.UP.FTS.B, 27.09%, 12/16/26..		1,782	1,771	FW2269726.UP.FTS.B, 9.71%, 12/17/26.. .	12,551	12,458
L2267104.UP.FTS.B, 27.38%, 12/16/26 . . .		4,424	662	L2266480.UP.FTS.B, 10.61%, 12/17/26 . . .	2,939	2,912
FW2266619.UP.FTS.B, 27.46%, 12/16/26..		3,300	3,281	FW2269561.UP.FTS.B, 11.28%, 12/17/26..	5,390	5,341
FW2265289.UP.FTS.B, 27.87%, 12/16/26..		3,215	3,196	L2263798.UP.FTS.B, 11.32%, 12/17/26.. . .	22,649	22,443
FW2262621.UP.FTS.B, 27.92%, 12/16/26..		6,698	6,660	L2268167.UP.FTS.B, 11.62%, 12/17/26.. . .	2,445	2,416
FW2265288.UP.FTS.B, 28.09%, 12/16/26..		3,687	1,079	L2270002.UP.FTS.B, 11.76%, 12/17/26.. . .	3,797	3,763
FW2264546.UP.FTS.B, 28.23%, 12/16/26..		2,683	2,664	L2265322.UP.FTS.B, 11.78%, 12/17/26.. . .	3,802	277
FW2260718.UP.FTS.B, 28.56%, 12/16/26..		1,790	1,777	L2269004.UP.FTS.B, 11.83%, 12/17/26.. . .	10,974	10,870
FW2263509.UP.FTS.B, 28.65%, 12/16/26..		9,403	9,338	L2270705.UP.FTS.B, 12.61%, 12/17/26 . . .	8,468	8,392
FW2265850.UP.FTS.B, 28.76%, 12/16/26..		5,375	5,338	L2269154.UP.FTS.B, 12.96%, 12/17/26 . . .	17,257	16,216
FW2177600.UP.FTS.B, 28.89%, 12/16/26..		1,970	1,957	L2267510.UP.FTS.B, 13.34%, 12/17/26 . . .	9,172	9,090

128	Annual Report	The accompanying notes are an integral part of these financial statements.			franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
	Principal			Principal
Description	Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)			Upstart Network, Inc. (continued)
L2267025.UP.FTS.B, 13.36%, 12/17/26 . . .	$ 4,869	$342	L2267445.UP.FTS.B, 24.36%, 12/17/26 . . . $ 10,601		$10,542
FW2269825.UP.FTS.B, 13.55%, 12/17/26..	4,234	4,196	L2269673.UP.FTS.B, 24.46%, 12/17/26 . . .	884	879
L2264006.UP.FTS.B, 13.57%, 12/17/26 . . .	8,686	8,165	L2269335.UP.FTS.B, 24.65%, 12/17/26 . . .	2,122	2,110
L2269188.UP.FTS.B, 14.18%, 12/17/26 . . .	4,601	4,561	L2267833.UP.FTS.B, 24.72%, 12/17/26 . . .	1,310	93
FW2259052.UP.FTS.B, 14.44%, 12/17/26..	5,971	5,916	L2269672.UP.FTS.B, 24.89%, 12/17/26 . . .	5,606	5,320
L2270155.UP.FTS.B, 14.46%, 12/17/26 . . .	41,512	41,132	FW2269543.UP.FTS.B, 24.98%, 12/17/26..	10,179	10,109
L2269061.UP.FTS.B, 14.52%, 12/17/26 . . .	3,822	3,788	L2270388.UP.FTS.B, 25.02%, 12/17/26 . . .	1,419	101
L2268637.UP.FTS.B, 14.78%, 12/17/26 . . .	4,514	4,462	L2267853.UP.FTS.B, 25.14%, 12/17/26 . . .	2,303	2,288
L2267803.UP.FTS.B, 15.27%, 12/17/26 . . .	4,621	4,580	L2268401.UP.FTS.B, 25.14%, 12/17/26 . . .	3,038	2,883
L2267899.UP.FTS.B, 15.39%, 12/17/26 . . .	8,561	8,486	L2270209.UP.FTS.B, 25.15%, 12/17/26 . . .	1,860	1,850
FW2269286.UP.FTS.B, 15.6%, 12/17/26.. .	25,120	24,890	L2268106.UP.FTS.B, 25.26%, 12/17/26 . . .	20,010	19,899
L2269989.UP.FTS.B, 15.72%, 12/17/26 . . .	25,714	25,391	L2267192.UP.FTS.B, 25.29%, 12/17/26 . . .	1,860	1,850
L2269665.UP.FTS.B, 16.5%, 12/17/26. . . .	13,958	13,791	L2269322.UP.FTS.B, 25.3%, 12/17/26. . . .	2,569	2,555
L2267902.UP.FTS.B, 16.76%, 12/17/26 . . .	10,923	10,829	L2268468.UP.FTS.B, 25.32%, 12/17/26 . . .	3,101	3,080
FW2269695.UP.FTS.B, 16.79%, 12/17/26..	6,455	6,374	L2269795.UP.FTS.B, 25.35%, 12/17/26 . . .	3,551	1,035
L2269419.UP.FTS.B, 17%, 12/17/26.. . . . .	8,332	8,205	L2267659.UP.FTS.B, 25.42%, 12/17/26 . . .	1,862	1,849
L2267913.UP.FTS.B, 17.09%, 12/17/26 . . .	4,317	4,279	L2267258.UP.FTS.B, 25.45%, 12/17/26 . . .	4,128	3,916
FW2270884.UP.FTS.B, 17.41%, 12/17/26..	13,801	13,630	FW2271160.UP.FTS.B, 25.56%, 12/17/26..	15,604	2,348
L2270105.UP.FTS.B, 17.48%, 12/17/26 . . .	1,726	1,704	L2268244.UP.FTS.B, 25.64%, 12/17/26 . . .	7,362	7,321
FW2268458.UP.FTS.B, 17.71%, 12/17/26..	8,760	8,228	L2270962.UP.FTS.B, 25.74%, 12/17/26 . . .	3,003	2,982
L2270652.UP.FTS.B, 17.8%, 12/17/26. . . .	2,419	2,390	FW2268057.UP.FTS.B, 25.81%, 12/17/26..	1,775	1,763
FW2267256.UP.FTS.B, 17.83%, 12/17/26..	8,519	8,394	L2270498.UP.FTS.B, 25.87%, 12/17/26 . . .	10,040	9,973
FW2270802.UP.FTS.B, 17.83%, 12/17/26..	864	853	L2262513.UP.FTS.B, 25.9%, 12/17/26. . . .	6,213	6,179
L2268164.UP.FTS.B, 18.3%, 12/17/26. . . .	5,192	5,114	L2265919.UP.FTS.B, 26.09%, 12/17/26 . . .	2,220	2,205
L2270265.UP.FTS.B, 18.3%, 12/17/26. . . .	1,731	1,709	FW2271111.UP.FTS.B, 26.4%, 12/17/26.. .	5,390	5,357
L2267799.UP.FTS.B, 18.33%, 12/17/26 . . .	6,144	5,775	FW2268918.UP.FTS.B, 26.51%, 12/17/26..	2,256	2,140
L2268221.UP.FTS.B, 18.86%, 12/17/26 . . .	2,220	159	FW2267544.UP.FTS.B, 26.57%, 12/17/26..	8,895	8,835
FW2267424.UP.FTS.B, 18.94%, 12/17/26..	4,054	3,989	L2267802.UP.FTS.B, 26.75%, 12/17/26 . . .	4,555	39
L2267275.UP.FTS.B, 19%, 12/17/26.. . . . .	87	86	FW2269440.UP.FTS.B, 26.99%, 12/17/26..	578	85
FW2268753.UP.FTS.B, 19.71%, 12/17/26..	4,369	4,316	FW2268673.UP.FTS.B, 27.06%, 12/17/26..	23,718	1,693
L2268708.UP.FTS.B, 19.88%, 12/17/26 . . .	4,351	4,287	FW2265199.UP.FTS.B, 27.31%, 12/17/26..	4,803	4,771
L2251159.UP.FTS.B, 19.93%, 12/17/26.. . .	2,908	211	FW2270087.UP.FTS.B, 27.31%, 12/17/26..	14,243	325
FW2267947.UP.FTS.B, 20.33%, 12/17/26..	5,344	5,069	FW2270167.UP.FTS.B, 27.42%, 12/17/26..	13,379	13,290
L2267364.UP.FTS.B, 20.36%, 12/17/26 . . .	1,918	1,891	FW2258741.UP.FTS.B, 27.63%, 12/17/26..	2,409	2,393
L2268745.UP.FTS.B, 20.6%, 12/17/26. . . .	3,841	3,784	FW2260873.UP.FTS.B, 27.95%, 12/17/26..	1,675	1,660
L2268926.UP.FTS.B, 20.65%, 12/17/26 . . .	23,560	23,211	FW2267234.UP.FTS.B, 28.03%, 12/17/26..	1,059	1,053
L2268079.UP.FTS.B, 20.72%, 12/17/26 . . .	3,506	3,482	FW2267678.UP.FTS.B, 28.34%, 12/17/26..	2,504	2,490
L2256028.UP.FTS.B, 20.74%, 12/17/26 . . .	5,233	5,159	FW2270459.UP.FTS.B, 28.48%, 12/17/26..	11,301	11,167
L2270132.UP.FTS.B, 20.75%, 12/17/26 . . .	1,309	1,299	FW2267548.UP.FTS.B, 28.61%, 12/17/26..	4,117	4,095
L2244360.UP.FTS.B, 20.77%, 12/17/26 . . .	1,309	1,291	FW2269324.UP.FTS.B, 28.61%, 12/17/26..	13,093	13,011
FW2268177.UP.FTS.B, 20.82%, 12/17/26..	3,056	3,038	FW2266293.UP.FTS.B, 28.87%, 12/17/26..	2,562	751
L2270631.UP.FTS.B, 21.07%, 12/17/26 . . .	10,454	9,821	FW2269400.UP.FTS.B, 29.19%, 12/17/26..	5,380	5,344
L2269703.UP.FTS.B, 21.08%, 12/17/26 . . .	3,058	3,041	FW2267743.UP.FTS.B, 29.41%, 12/17/26..	3,665	1,076
L2268043.UP.FTS.B, 21.67%, 12/17/26 . . .	43,779	43,169	FW2271113.UP.FTS.B, 29.49%, 12/17/26..	3,153	3,134
FW2269279.UP.FTS.B, 21.88%, 12/17/26..	12,802	12,713	FW2269705.UP.FTS.B, 29.7%, 12/17/26.. .	4,668	4,644
FW2268457.UP.FTS.B, 22.16%, 12/17/26..	10,086	10,028	FW2269252.UP.FTS.B, 29.77%, 12/17/26..	4,452	4,426
FW2268655.UP.FTS.B, 22.38%, 12/17/26..	21,943	21,621	FW2269827.UP.FTS.B, 29.81%, 12/17/26..	19,205	1,360
FW2263842.UP.FTS.B, 22.41%, 12/17/26..	13,167	13,092	FW2268163.UP.FTS.B, 29.95%, 12/17/26..	4,546	4,515
L2214006.UP.FTS.B, 22.76%, 12/17/26 . . .	1,320	1,311	FW2268908.UP.FTS.B, 29.95%, 12/17/26..	28,748	28,598
FW2268533.UP.FTS.B, 22.89%, 12/17/26..	2,736	394	FW2260471.UP.FTS.B, 30.04%, 12/17/26..	6,928	6,880
FW2267880.UP.FTS.B, 23.11%, 12/17/26..	8,798	8,670	FW2270337.UP.FTS.B, 30.28%, 12/17/26..	250	246
FW2271155.UP.FTS.B, 23.14%, 12/17/26..	10,558	10,499	FW2270592.UP.FTS.B, 30.29%, 12/17/26..	1,239	88
FW2270621.UP.FTS.B, 23.29%, 12/17/26..	4,239	4,208	FW2271092.UP.FTS.B, 30.29%, 12/17/26..	787	779
L2267371.UP.FTS.B, 23.36%, 12/17/26 . . .	1,145	1,138	FW2260486.UP.FTS.B, 30.33%, 12/17/26..	13,489	13,419
FW2270716.UP.FTS.B, 24.09%, 12/17/26..	4,413	4,388	FW2266749.UP.FTS.B, 30.39%, 12/17/26..	1,169	1,163
L2266509.UP.FTS.B, 24.1%, 12/17/26. . . .	1,757	31	FW2270022.UP.FTS.B, 30.5%, 12/17/26.. .	9,445	658
L2269612.UP.FTS.B, 24.24%, 12/17/26 . . .	3,091	3,069	FW2267249.UP.FTS.B, 30.71%, 12/17/26..	16,869	2,541
FW2268352.UP.FTS.B, 24.36%, 12/17/26..	4,634	4,584	FW2267325.UP.FTS.B, 30.83%, 12/17/26..	2,232	660

franklintempleton.com	The accompanying notes are an integral part of these financial statements.			Annual Report	129

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
		Principal			Principal
Description		Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)				Upstart Network, Inc. (continued)
FW2270615.UP.FTS.B, 30.87%, 12/17/26.. $		1,441	$1,432	L2475352.UP.FTS.B, 14.64%, 1/20/27. . . .	$ 15,768	$15,635
FW2269601.UP.FTS.B, 30.92%, 12/17/26..		1,621	1,613	L2475028.UP.FTS.B, 14.75%, 1/20/27. . . .	4,333	4,297
FW2269462.UP.FTS.B, 30.96%, 12/17/26..		9,280	397	FW2470981.UP.FTS.B, 15.29%, 1/20/27.. .	33,469	33,096
FW2269865.UP.FTS.B, 30.96%, 12/17/26..		1,261	1,255	FW2471019.UP.FTS.B, 15.35%, 1/20/27.. .	949	940
FW2269782.UP.FTS.B, 31.05%, 12/17/26..		7,299	7,261	L2474491.UP.FTS.B, 15.9%, 1/20/27. . . . .	3,827	3,783
FW2270320.UP.FTS.B, 31.1%, 12/17/26.. .		1,655	489	L2471752.UP.FTS.B, 16.14%, 1/20/27. . . .	5,225	5,166
FW2267089.UP.FTS.B, 31.13%, 12/17/26..		2,323	349	L2471789.UP.FTS.B, 16.78%, 1/20/27. . . .	26,079	25,861
FW2267969.UP.FTS.B, 31.13%, 12/17/26..		3,696	3,672	L2471603.UP.FTS.B, 17.27%, 1/20/27. . . .	5,507	5,445
FW2269656.UP.FTS.B, 31.22%, 12/17/26..		1,443	1,434	L2471460.UP.FTS.B, 18.18%, 1/20/27. . . .	36,499	5,335
FW2268923.UP.FTS.B, 31.23%, 12/17/26..		9,563	(67)	L2475868.UP.FTS.B, 18.54%, 1/20/27. . . .	2,985	2,945
FW2269622.UP.FTS.B, 31.24%, 12/17/26..		992	987	FW2472357.UP.FTS.B, 18.64%, 1/20/27.. .	17,563	17,324
FW2266605.UP.FTS.B, 31.38%, 12/17/26..		2,165	2,151	FW2472703.UP.FTS.B, 18.76%, 1/20/27.. .	6,149	6,065
FW2267887.UP.FTS.B, 31.51%, 12/17/26..		4,307	4,283	L2475296.UP.FTS.B, 18.87%, 1/20/27. . . .	1,746	1,725
FW2475907.UP.FTS.B, 4.84%, 1/20/27.. . .		34,952	34,760	L2472163.UP.FTS.B, 19.55%, 1/20/27. . . .	3,821	3,768
L2474579.UP.FTS.B, 4.95%, 1/20/27. . . . .		20,154	20,038	L2471471.UP.FTS.B, 19.65%, 1/20/27. . . .	6,145	6,061
L2474331.UP.FTS.B, 5.25%, 1/20/27. . . . .		8,343	8,298	L2474729.UP.FTS.B, 20.39%, 1/20/27. . . .	8,831	8,782
L2471525.UP.FTS.B, 5.57%, 1/20/27. . . . .		33,470	33,290	FW2472361.UP.FTS.B, 20.41%, 1/20/27.. .	9,361	9,309
L2475396.UP.FTS.B, 5.61%, 1/20/27. . . . .		41,844	41,618	L2472392.UP.FTS.B, 21.16%, 1/20/27. . . .	3,679	561
L2474959.UP.FTS.B, 5.82%, 1/20/27. . . . .		6,701	6,665	L2473064.UP.FTS.B, 21.2%, 1/20/27. . . . .	1,159	1,142
L2475014.UP.FTS.B, 5.92%, 1/20/27. . . . .		1,006	1,000	FW2472901.UP.FTS.B, 21.26%, 1/20/27.. .	8,855	8,806
L2472984.UP.FTS.B, 6.81%, 1/20/27. . . . .		2,737	2,720	FW2471738.UP.FTS.B, 21.32%, 1/20/27.. .	6,433	956
FW2475429.UP.FTS.B, 7.27%, 1/20/27.. . .		6,277	6,236	L2473306.UP.FTS.B, 21.55%, 1/20/27. . . .	5,317	5,246
FW2473269.UP.FTS.B, 7.61%, 1/20/27.. . .		3,375	3,351	L2474203.UP.FTS.B, 22.33%, 1/20/27. . . .	14,298	2,201
L2473931.UP.FTS.B, 7.74%, 1/20/27. . . . .		14,343	14,242	FW2470992.UP.FTS.B, 22.85%, 1/20/27.. .	1,851	284
L2452101.UP.FTS.B, 7.79%, 1/20/27. . . . .		10,016	9,963	FW2475846.UP.FTS.B, 23.25%, 1/20/27.. .	4,011	3,985
L2475724.UP.FTS.B, 7.86%, 1/20/27. . . . .		8,402	8,342	L2471971.UP.FTS.B, 23.61%, 1/20/27. . . .	4,645	4,615
L2473325.UP.FTS.B, 8.62%, 1/20/27. . . . .		2,146	2,017	FW2474184.UP.FTS.B, 23.79%, 1/20/27.. .	4,104	4,082
L2473450.UP.FTS.B, 8.65%, 1/20/27. . . . .		21,180	21,033	L2472806.UP.FTS.B, 24.05%, 1/20/27. . . .	10,605	10,542
FW2473955.UP.FTS.B, 8.68%, 1/20/27.. . .		3,303	3,280	FW2473402.UP.FTS.B, 24.11%, 1/20/27.. .	16,075	15,989
L2475523.UP.FTS.B, 8.93%, 1/20/27. . . . .		8,908	1,202	FW2471587.UP.FTS.B, 24.31%, 1/20/27.. .	1,787	1,778
FW2473331.UP.FTS.B, 9.04%, 1/20/27.. . .		15,047	14,489	L2473421.UP.FTS.B, 24.31%, 1/20/27. . . .	18,420	1,324
L2473688.UP.FTS.B, 9.31%, 1/20/27. . . . .		8,494	8,436	FW2475492.UP.FTS.B, 24.4%, 1/20/27.. . .	2,681	2,667
L2474865.UP.FTS.B, 9.49%, 1/20/27. . . . .		3,718	923	L2475345.UP.FTS.B, 24.61%, 1/20/27. . . .	4,572	4,304
L2474080.UP.FTS.B, 9.61%, 1/20/27. . . . .		8,036	7,980	L2474208.UP.FTS.B, 24.67%, 1/20/27. . . .	1,347	1,339
L2472065.UP.FTS.B, 9.95%, 1/20/27. . . . .		6,386	6,343	L2472023.UP.FTS.B, 24.83%, 1/20/27. . . .	2,416	2,403
FW2473429.UP.FTS.B, 10.42%, 1/20/27.. .		4,265	4,236	L2473063.UP.FTS.B, 25.05%, 1/20/27. . . .	912	906
FW2472711.UP.FTS.B, 10.61%, 1/20/27.. .		4,032	3,986	L2475329.UP.FTS.B, 25.09%, 1/20/27. . . .	4,478	4,454
L2473817.UP.FTS.B, 10.77%, 1/20/27. . . .		13,605	13,484	L2470742.UP.FTS.B, 25.25%, 1/20/27. . . .	2,330	2,318
FW2472488.UP.FTS.B, 10.89%, 1/20/27.. .		4,273	4,235	L2470870.UP.FTS.B, 25.27%, 1/20/27. . . .	4,349	309
FW2475584.UP.FTS.B, 10.93%, 1/20/27.. .		4,430	1,126	L2471521.UP.FTS.B, 25.28%, 1/20/27. . . .	992	980
L2473418.UP.FTS.B, 10.96%, 1/20/27. . . .		15,386	15,252	L2471728.UP.FTS.B, 25.34%, 1/20/27. . . .	9,279	9,227
L2474933.UP.FTS.B, 11.24%, 1/20/27 . . . .		24,815	24,598	L2471667.UP.FTS.B, 25.39%, 1/20/27. . . .	6,991	6,955
L2473427.UP.FTS.B, 11.29%, 1/20/27 . . . .		17,112	16,963	L2474715.UP.FTS.B, 25.42%, 1/20/27. . . .	2,422	2,406
L2473112.UP.FTS.B, 11.72%, 1/20/27.. . . .		4,264	4,226	L2474965.UP.FTS.B, 25.47%, 1/20/27. . . .	1,524	1,516
L2471911.UP.FTS.B, 11.83%, 1/20/27.. . . .		11,674	1,620	L2472226.UP.FTS.B, 25.56%, 1/20/27. . . .	2,959	2,944
L2475887.UP.FTS.B, 12.32%, 1/20/27. . . .		8,590	8,516	FW2472063.UP.FTS.B, 25.58%, 1/20/27.. .	1,002	951
L2471859.UP.FTS.B, 12.54%, 1/20/27. . . .		12,899	12,788	FW2472820.UP.FTS.B, 25.64%, 1/20/27.. .	2,691	2,677
L2474658.UP.FTS.B, 12.78%, 1/20/27. . . .		4,303	4,266	L2471756.UP.FTS.B, 26.47%, 1/20/27. . . .	982	977
L2471497.UP.FTS.B, 12.88%, 1/20/27. . . .		6,457	6,401	FW2471391.UP.FTS.B, 26.65%, 1/20/27.. .	2,298	676
L2471480.UP.FTS.B, 13.4%, 1/20/27. . . . .		2,558	2,533	L2474425.UP.FTS.B, 26.68%, 1/20/27. . . .	4,498	4,475
L2475656.UP.FTS.B, 13.51%, 1/20/27. . . .		2,667	684	FW2472110.UP.FTS.B, 27.03%, 1/20/27.. .	11,705	11,644
L2474789.UP.FTS.B, 13.64%, 1/20/27. . . .		21,586	21,402	FW2474738.UP.FTS.B, 27.15%, 1/20/27.. .	2,522	2,509
FW2474683.UP.FTS.B, 13.75%, 1/20/27.. .		3,023	2,997	FW2475280.UP.FTS.B, 27.6%, 1/20/27.. . .	11,272	11,214
L2474173.UP.FTS.B, 13.96%, 1/20/27. . . .		3,428	3,398	L2475015.UP.FTS.B, 27.6%, 1/20/27. . . . .	5,412	5,385
L2473476.UP.FTS.B, 14%, 1/20/27.. . . . . .		5,697	5,645	FW2473211.UP.FTS.B, 27.91%, 1/20/27.. .	5,505	5,477
L2471439.UP.FTS.B, 14.4%, 1/20/27. . . . .		952	944	L2473038.UP.FTS.B, 28.44%, 1/20/27. . . .	2,981	2,966
L2472468.UP.FTS.B, 14.46%, 1/20/27. . . .		5,195	5,151	FW2475609.UP.FTS.B, 28.57%, 1/20/27.. .	5,364	5,333
L2474447.UP.FTS.B, 14.59%, 1/20/27. . . .		3,811	3,779	FW2475241.UP.FTS.B, 28.86%, 1/20/27.. .	607	598

130	Annual Report	The accompanying notes are an integral part of these financial statements.			franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
	Principal			Principal
Description	Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)			Upstart Network, Inc. (continued)
FW2472537.UP.FTS.B, 29.07%, 1/20/27.. .	$ 3,621	$3,603	L2478510.UP.FTS.B, 7.06%, 1/21/27. . . . .	$ 1,203	$1,197
FW2472883.UP.FTS.B, 29.5%, 1/20/27.. . .	9,070	9,024	FW2480731.UP.FTS.B, 7.27%, 1/21/27.. . .	11,527	843
FW2472042.UP.FTS.B, 29.53%, 1/20/27.. .	3,425	3,406	L2461602.UP.FTS.B, 7.51%, 1/21/27. . . . .	42,169	41,874
FW2468507.UP.FTS.B, 29.73%, 1/20/27.. .	11,521	804	L2478233.UP.FTS.B, 7.75%, 1/21/27. . . . .	3,377	3,353
FW2475643.UP.FTS.B, 29.93%, 1/20/27.. .	1,431	428	FW2480389.UP.FTS.B, 7.87%, 1/21/27.. . .	6,334	6,290
FW2473392.UP.FTS.B, 30.03%, 1/20/27.. .	3,222	499	L2476700.UP.FTS.B, 8.05%, 1/21/27. . . . .	3,693	3,663
FW2475302.UP.FTS.B, 30.28%, 1/20/27.. .	4,360	4,338	L2482145.UP.FTS.B, 8.06%, 1/21/27. . . . .	16,078	15,965
FW2474444.UP.FTS.B, 30.39%, 1/20/27.. .	4,157	4,135	FW2479918.UP.FTS.B, 8.11%, 1/21/27.. . .	1,688	1,676
FW2471876.UP.FTS.B, 30.6%, 1/20/27.. . .	1,545	1,537	L2477326.UP.FTS.B, 8.52%, 1/21/27. . . . .	21,170	21,024
FW2473795.UP.FTS.B, 30.76%, 1/20/27.. .	1,412	422	L2480346.UP.FTS.B, 8.56%, 1/21/27. . . . .	2,116	2,101
FW2473987.UP.FTS.B, 30.82%, 1/20/27.. .	5,456	5,429	L2476447.UP.FTS.B, 8.62%, 1/21/27. . . . .	8,245	8,186
FW2471934.UP.FTS.B, 30.86%, 1/20/27.. .	2,249	346	L2481499.UP.FTS.B, 9.01%, 1/21/27. . . . .	3,129	3,108
FW2473631.UP.FTS.B, 30.87%, 1/20/27.. .	1,085	1,079	L2477347.UP.FTS.B, 9.48%, 1/21/27. . . . .	1,445	1,435
FW2473454.UP.FTS.B, 30.96%, 1/20/27.. .	8,478	104	FW2478172.UP.FTS.B, 9.55%, 1/21/27.. . .	5,193	4,882
FW2475760.UP.FTS.B, 30.97%, 1/20/27.. .	16,374	16,292	L2477329.UP.FTS.B, 9.62%, 1/21/27. . . . .	7,654	7,602
FW2474925.UP.FTS.B, 31.01%, 1/20/27.. .	1,559	1,550	L2477858.UP.FTS.B, 9.8%, 1/21/27. . . . . .	20,851	20,710
FW2425853.UP.FTS.B, 31.04%, 1/20/27.. .	3,259	226	L2450265.UP.FTS.B, 9.85%, 1/21/27. . . . .	3,405	3,382
FW2471357.UP.FTS.B, 31.05%, 1/20/27.. .	1,323	(6)	L2480599.UP.FTS.B, 9.99%, 1/21/27. . . . .	19,423	19,254
FW2470766.UP.FTS.B, 31.08%, 1/20/27.. .	1,205	1,145	FW2479183.UP.FTS.B, 10.05%, 1/21/27.. .	7,241	7,178
FW2475230.UP.FTS.B, 31.1%, 1/20/27.. . .	1,418	217	FW2477988.UP.FTS.B, 10.11%, 1/21/27.. .	3,553	495
FW2472231.UP.FTS.B, 31.13%, 1/20/27.. .	1,417	98	FW2479731.UP.FTS.B, 10.13%, 1/21/27.. .	13,280	13,190
FW2471006.UP.FTS.B, 31.15%, 1/20/27.. .	1,480	1,470	L2477998.UP.FTS.B, 10.21%, 1/21/27. . . .	16,922	16,774
FW2475753.UP.FTS.B, 31.17%, 1/20/27.. .	3,914	3,894	L2480405.UP.FTS.B, 10.65%, 1/21/27. . . .	5,123	5,079
FW2470630.UP.FTS.B, 31.2%, 1/20/27.. . .	1,639	1,631	FW2478301.UP.FTS.B, 10.7%, 1/21/27.. . .	6,319	6,277
FW2417723.UP.FTS.B, 31.22%, 1/20/27.. .	6,288	6,245	FW2480560.UP.FTS.B, 10.78%, 1/21/27.. .	4,698	4,658
FW2473522.UP.FTS.B, 31.22%, 1/20/27.. .	2,901	201	L2476472.UP.FTS.B, 10.79%, 1/21/27. . . .	4,271	4,234
FW2475257.UP.FTS.B, 31.23%, 1/20/27.. .	7,009	6,975	FW2480584.UP.FTS.B, 10.82%, 1/21/27.. .	5,105	5,060
FW2473144.UP.FTS.B, 31.25%, 1/20/27.. .	1,836	543	L2476061.UP.FTS.B, 10.91%, 1/21/27. . . .	20,169	20,035
FW2471867.UP.FTS.B, 31.46%, 1/20/27.. .	4,260	1,255	L2476577.UP.FTS.B, 11.24%, 1/21/27 . . . .	3,425	3,394
FW2473891.UP.FTS.B, 31.57%, 1/20/27.. .	6,868	6,824	FW2480576.UP.FTS.B, 11.26%, 1/21/27.. .	20,196	20,023
FW2473130.UP.FTS.B, 31.62%, 1/20/27.. .	7,153	496	FW2480948.UP.FTS.B, 11.69%, 1/21/27.. .	21,429	21,246
FW2473201.UP.FTS.B, 31.68%, 1/20/27.. .	13,537	12,869	FW2480972.UP.FTS.B, 11.69%, 1/21/27.. .	4,286	4,249
FW2471457.UP.FTS.B, 31.71%, 1/20/27.. .	1,890	1,879	L2477410.UP.FTS.B, 11.79%, 1/21/27 . . . .	12,174	12,060
FW2475312.UP.FTS.B, 31.98%, 1/20/27.. .	950	25	FW2477060.UP.FTS.B, 11.89%, 1/21/27.. .	25,721	25,501
L2481582.UP.FTS.B, 4.62%, 1/21/27. . . . .	33,331	33,149	L2481328.UP.FTS.B, 12.51%, 1/21/27. . . .	4,299	4,262
L2478241.UP.FTS.B, 4.87%, 1/21/27. . . . .	17,520	17,425	L2479402.UP.FTS.B, 12.63%, 1/21/27. . . .	6,553	6,162
L2477575.UP.FTS.B, 4.96%, 1/21/27. . . . .	9,287	9,233	FW2481147.UP.FTS.B, 12.81%, 1/21/27.. .	8,607	8,534
L2478449.UP.FTS.B, 5.07%, 1/21/27. . . . .	40,915	40,693	FW2480666.UP.FTS.B, 12.82%, 1/21/27.. .	17,214	17,069
FW2478227.UP.FTS.B, 5.11%, 1/21/27.. . .	9,186	9,137	L2480627.UP.FTS.B, 13.09%, 1/21/27. . . .	5,514	5,468
L2478495.UP.FTS.B, 5.12%, 1/21/27. . . . .	8,352	8,307	L2479108.UP.FTS.B, 13.57%, 1/21/27. . . .	20,713	20,539
L2446259.UP.FTS.B, 5.18%, 1/21/27. . . . .	8,350	8,305	FW2476623.UP.FTS.B, 13.66%, 1/21/27.. .	6,864	471
L2478632.UP.FTS.B, 5.24%, 1/21/27. . . . .	16,712	16,622	L2480452.UP.FTS.B, 14.24%, 1/21/27. . . .	4,325	4,289
L2477767.UP.FTS.B, 5.31%, 1/21/27. . . . .	12,538	12,470	L2480894.UP.FTS.B, 14.25%, 1/21/27. . . .	10,209	10,124
L2478466.UP.FTS.B, 5.39%, 1/21/27. . . . .	9,187	9,137	L2478328.UP.FTS.B, 14.36%, 1/21/27. . . .	21,638	21,458
L2478450.UP.FTS.B, 5.42%, 1/21/27. . . . .	5,017	4,990	L2481349.UP.FTS.B, 14.92%, 1/21/27. . . .	6,591	6,536
L2480061.UP.FTS.B, 5.73%, 1/21/27. . . . .	9,964	9,911	FW2476598.UP.FTS.B, 14.99%, 1/21/27.. .	8,807	8,283
L2459372.UP.FTS.B, 5.76%, 1/21/27. . . . .	12,561	12,495	FW2479747.UP.FTS.B, 15%, 1/21/27.. . . .	4,338	4,302
L2477090.UP.FTS.B, 5.84%, 1/21/27. . . . .	5,026	4,999	FW2476545.UP.FTS.B, 15.04%, 1/21/27.. .	8,676	8,604
L2477803.UP.FTS.B, 6.01%, 1/21/27. . . . .	35,075	34,887	FW2476940.UP.FTS.B, 15.14%, 1/21/27.. .	2,777	2,754
L2477744.UP.FTS.B, 6.17%, 1/21/27. . . . .	31,036	30,872	L2472995.UP.FTS.B, 15.34%, 1/21/27. . . .	2,606	2,576
L2476427.UP.FTS.B, 6.24%, 1/21/27. . . . .	8,391	8,346	L2476780.UP.FTS.B, 15.94%, 1/21/27. . . .	4,351	4,303
FW2476186.UP.FTS.B, 6.33%, 1/21/27.. . .	20,985	20,875	L2478232.UP.FTS.B, 15.98%, 1/21/27. . . .	9,141	1,329
L2477424.UP.FTS.B, 6.43%, 1/21/27. . . . .	16,794	16,706	FW2477987.UP.FTS.B, 16%, 1/21/27.. . . .	6,096	6,028
L2480644.UP.FTS.B, 6.59%, 1/21/27. . . . .	21,006	20,896	L2478528.UP.FTS.B, 16.29%, 1/21/27. . . .	3,952	3,788
L2480479.UP.FTS.B, 6.6%, 1/21/27. . . . . .	5,378	5,350	L2481261.UP.FTS.B, 16.32%, 1/21/27. . . .	26,522	24,956
L2480622.UP.FTS.B, 6.63%, 1/21/27. . . . .	26,893	26,752	L2480206.UP.FTS.B, 16.56%, 1/21/27. . . .	30,524	30,276
L2479361.UP.FTS.B, 6.78%, 1/21/27. . . . .	17,659	17,567	L2480635.UP.FTS.B, 16.62%, 1/21/27. . . .	4,361	4,313
L2478485.UP.FTS.B, 6.81%, 1/21/27. . . . .	11,044	10,978	L2481665.UP.FTS.B, 17.36%, 1/21/27. . . .	3,498	3,459

franklintempleton.com	The accompanying notes are an integral part of these financial statements.			Annual Report	131

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
		Principal		Principal
Description		Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)				Upstart Network, Inc. (continued)
FW2476814.UP.FTS.B, 17.49%, 1/21/27.. . $		4,455	$4,191	FW2476973.UP.FTS.B, 28.09%, 1/21/27.. . $	1,917	$300
L2477405.UP.FTS.B, 17.76%, 1/21/27. . . .		19,015	18,802	FW2476707.UP.FTS.B, 28.1%, 1/21/27.. . .	7,170	7,132
L2479195.UP.FTS.B, 17.9%, 1/21/27. . . . .		5,532	217	FW2477133.UP.FTS.B, 28.1%, 1/21/27.. . .	7,676	7,639
FW2480097.UP.FTS.B, 18.93%, 1/21/27.. .		2,813	2,782	FW2479206.UP.FTS.B, 28.15%, 1/21/27.. .	261	257
L2482226.UP.FTS.B, 19.47%, 1/21/27. . . .		14,089	13,901	FW2481757.UP.FTS.B, 28.3%, 1/21/27.. . .	6,776	6,744
FW2477756.UP.FTS.B, 19.8%, 1/21/27.. . .		2,644	2,609	FW2476276.UP.FTS.B, 28.48%, 1/21/27.. .	4,961	4,937
L2482112.UP.FTS.B, 19.84%, 1/21/27 . . . .		3,881	3,827	FW2477763.UP.FTS.B, 28.51%, 1/21/27.. .	7,232	7,198
FW2470384.UP.FTS.B, 19.99%, 1/21/27.. .		5,363	5,046	FW2478384.UP.FTS.B, 28.67%, 1/21/27.. .	1,785	1,775
FW2478138.UP.FTS.B, 20.35%, 1/21/27.. .		17,623	17,531	FW2479323.UP.FTS.B, 28.7%, 1/21/27.. . .	1,357	1,350
L2481444.UP.FTS.B, 20.35%, 1/21/27. . . .		7,064	7,027	FW2473316.UP.FTS.B, 28.74%, 1/21/27.. .	18,878	125
FW2478527.UP.FTS.B, 20.76%, 1/21/27.. .		19,875	19,721	FW2476695.UP.FTS.B, 29.04%, 1/21/27.. .	4,946	4,920
L2441362.UP.FTS.B, 20.97%, 1/21/27. . . .		4,436	4,375	FW2480041.UP.FTS.B, 29.19%, 1/21/27.. .	917	871
FW2479867.UP.FTS.B, 21.17%, 1/21/27.. .		2,833	2,818	FW2480886.UP.FTS.B, 29.21%, 1/21/27.. .	25,457	24,199
L2481056.UP.FTS.B, 21.36%, 1/21/27. . . .		1,819	530	FW2481763.UP.FTS.B, 29.55%, 1/21/27.. .	4,532	4,511
L2475998.UP.FTS.B, 21.42%, 1/21/27. . . .		7,935	7,829	FW2480439.UP.FTS.B, 29.92%, 1/21/27.. .	3,176	3,154
FW2478245.UP.FTS.B, 22.19%, 1/21/27.. .		4,516	1,315	FW2477825.UP.FTS.B, 30.12%, 1/21/27.. .	1,429	100
L2478209.UP.FTS.B, 22.48%, 1/21/27. . . .		5,332	5,305	FW2480521.UP.FTS.B, 30.21%, 1/21/27.. .	1,904	133
L2476636.UP.FTS.B, 22.64%, 1/21/27. . . .		766	758	FW2476060.UP.FTS.B, 30.53%, 1/21/27.. .	5,452	5,427
L2476441.UP.FTS.B, 22.74%, 1/21/27. . . .		4,892	4,868	FW2481818.UP.FTS.B, 30.54%, 1/21/27.. .	15,154	(14)
L2481616.UP.FTS.B, 22.8%, 1/21/27. . . . .		2,834	2,819	FW2481370.UP.FTS.B, 30.57%, 1/21/27.. .	1,194	1,136
L2481541.UP.FTS.B, 22.92%, 1/21/27. . . .		6,544	975	FW2476388.UP.FTS.B, 30.81%, 1/21/27.. .	7,977	7,584
L2475307.UP.FTS.B, 23.31%, 1/21/27. . . .		1,960	1,950	FW2480390.UP.FTS.B, 30.84%, 1/21/27.. .	2,677	2,661
FW2477308.UP.FTS.B, 23.41%, 1/21/27.. .		7,747	7,641	FW2476651.UP.FTS.B, 30.87%, 1/21/27.. .	1,203	1,194
FW2479645.UP.FTS.B, 23.45%, 1/21/27.. .		3,565	3,547	FW2479214.UP.FTS.B, 30.9%, 1/21/27.. . .	10,119	1,568
L2476876.UP.FTS.B, 23.51%, 1/21/27. . . .		4,279	4,258	FW2481906.UP.FTS.B, 30.96%, 1/21/27.. .	1,001	996
FW2476171.UP.FTS.B, 24.01%, 1/21/27.. .		3,214	3,198	FW2476575.UP.FTS.B, 30.97%, 1/21/27.. .	1,103	1,049
L2476196.UP.FTS.B, 24.05%, 1/21/27. . . .		1,693	1,676	FW2478647.UP.FTS.B, 31.06%, 1/21/27.. .	4,277	4,257
L2480692.UP.FTS.B, 24.23%, 1/21/27. . . .		983	978	FW2480600.UP.FTS.B, 31.1%, 1/21/27.. . .	3,282	3,264
L2480153.UP.FTS.B, 24.26%, 1/21/27. . . .		1,267	1,204	FW2476779.UP.FTS.B, 31.12%, 1/21/27.. .	1,001	996
FW2476307.UP.FTS.B, 24.31%, 1/21/27.. .		1,430	1,423	FW2479381.UP.FTS.B, 31.12%, 1/21/27.. .	6,842	6,804
L2438024.UP.FTS.B, 24.89%, 1/21/27. . . .		1,880	1,870	FW2478988.UP.FTS.B, 31.13%, 1/21/27.. .	22,752	22,647
L2481353.UP.FTS.B, 24.94%, 1/21/27. . . .		7,609	7,572	FW2477761.UP.FTS.B, 31.16%, 1/21/27.. .	2,086	2,076
L2477192.UP.FTS.B, 25.1%, 1/21/27. . . . .		6,002	5,797	FW2478252.UP.FTS.B, 31.16%, 1/21/27.. .	1,155	81
L2477602.UP.FTS.B, 25.12%, 1/21/27. . . .		3,583	3,536	FW2481372.UP.FTS.B, 31.16%, 1/21/27.. .	1,334	93
FW2477086.UP.FTS.B, 25.18%, 1/21/27.. .		9,065	8,615	FW2482179.UP.FTS.B, 31.16%, 1/21/27.. .	1,638	1,631
L2450581.UP.FTS.B, 25.25%, 1/21/27. . . .		4,122	4,101	FW2478875.UP.FTS.B, 31.18%, 1/21/27.. .	3,936	3,885
L2478464.UP.FTS.B, 25.27%, 1/21/27. . . .		3,138	3,122	FW2477853.UP.FTS.B, 31.19%, 1/21/27.. .	12,194	12,138
L2480444.UP.FTS.B, 25.32%, 1/21/27. . . .		1,792	1,768	FW2482160.UP.FTS.B, 31.2%, 1/21/27.. . .	2,185	2,175
L2476431.UP.FTS.B, 25.35%, 1/21/27. . . .		1,370	403	FW2478503.UP.FTS.B, 31.21%, 1/21/27.. .	2,744	2,730
L2480238.UP.FTS.B, 25.42%, 1/21/27. . . .		986	973	FW2479301.UP.FTS.B, 31.22%, 1/21/27.. .	994	989
L2476482.UP.FTS.B, 25.43%, 1/21/27. . . .		1,030	158	FW2480515.UP.FTS.B, 31.22%, 1/21/27.. .	1,639	1,631
L2477171.UP.FTS.B, 25.43%, 1/21/27. . . .		3,586	3,568	FW2477324.UP.FTS.B, 31.89%, 1/21/27.. .	3,123	(20)
L2480918.UP.FTS.B, 25.48%, 1/21/27. . . .		1,298	199	FW2476930.UP.FTS.B, 32.05%, 1/21/27.. .	930	277
L2480345.UP.FTS.B, 25.5%, 1/21/27. . . . .		10,924	3,213	FW2482047.UP.FTS.B, 32.18%, 1/21/27.. .	13,244	13,170
L2477959.UP.FTS.B, 25.85%, 1/21/27. . . .		8,975	8,931	FW2476788.UP.FTS.B, 32.36%, 1/21/27.. .	4,696	1,403
L2478675.UP.FTS.B, 25.98%, 1/21/27. . . .		17,254	17,147	FW2478961.UP.FTS.B, 33.21%, 1/21/27.. .	1,646	1,639
L2482239.UP.FTS.B, 26.18%, 1/21/27. . . .		4,459	4,435	L1722528.UP.FTS.B, 25.34%, 2/16/27. . . .	3,470	1,001
FW2477396.UP.FTS.B, 26.27%, 1/21/27.. .		3,183	3,022	FW1720537.UP.FTS.B, 25.44%, 2/16/27.. .	4,633	4,394
FW2479519.UP.FTS.B, 26.72%, 1/21/27.. .		19,613	19,518	L1722725.UP.FTS.B, 25.76%, 2/16/27. . . .	1,301	1,292
FW2478637.UP.FTS.B, 26.86%, 1/21/27.. .		7,200	7,165	L1722547.UP.FTS.B, 26.6%, 2/16/27. . . . .	2,887	2,717
L2476870.UP.FTS.B, 26.94%, 1/21/27. . . .		2,701	2,666	FW1721612.UP.FTS.B, 26.87%, 2/16/27.. .	4,470	4,447
FW2476597.UP.FTS.B, 26.97%, 1/21/27.. .		5,374	5,346	FW1722067.UP.FTS.B, 26.89%, 2/16/27.. .	7,422	530
FW2477799.UP.FTS.B, 27%, 1/21/27.. . . .		27,900	4,270	FW1722580.UP.FTS.B, 28.29%, 2/16/27.. .	2,888	2,879
FW2480047.UP.FTS.B, 27.03%, 1/21/27.. .		4,708	58	FW1722218.UP.FTS.B, 29.06%, 2/16/27.. .	4,630	4,389
FW2480713.UP.FTS.B, 27.03%, 1/21/27.. .		2,817	29	FW1720737.UP.FTS.B, 29.83%, 2/16/27.. .	2,611	2,469
FW2477621.UP.FTS.B, 27.45%, 1/21/27.. .		5,769	5,742	L2656149.UP.FTS.B, 4.9%, 2/18/27. . . . . .	35,516	35,332
FW2480795.UP.FTS.B, 27.7%, 1/21/27.. . .		2,526	2,514	L2656376.UP.FTS.B, 5.08%, 2/18/27. . . . .	16,049	15,964
FW2476474.UP.FTS.B, 28.03%, 1/21/27.. .		2,257	2,246	L2654934.UP.FTS.B, 6.41%, 2/18/27. . . . .	11,108	11,053

132	Annual Report	The accompanying notes are an integral part of these financial statements.			franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
	Principal			Principal
Description	Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)			Upstart Network, Inc. (continued)
FW2657802.UP.FTS.B, 7.01%, 2/18/27.. . .	$ 5,227	$4,916	L2648053.UP.FTS.B, 17.58%, 2/18/27. . . .	$ 5,755	$5,688
L2657504.UP.FTS.B, 7.74%, 2/18/27. . . . .	7,298	7,248	FW2655219.UP.FTS.B, 17.61%, 2/18/27.. .	23,802	23,517
L2653557.UP.FTS.B, 8.97%, 2/18/27. . . . .	10,209	10,160	FW2654968.UP.FTS.B, 17.64%, 2/18/27.. .	3,460	3,411
L2653066.UP.FTS.B, 9.34%, 2/18/27. . . . .	899	870	L2655372.UP.FTS.B, 17.8%, 2/18/27. . . . .	6,784	6,379
FW2653627.UP.FTS.B, 9.99%, 2/18/27.. . .	4,565	4,534	FW2657700.UP.FTS.B, 17.81%, 2/18/27.. .	11,361	11,201
FW2657543.UP.FTS.B, 10.25%, 2/18/27.. .	1,733	1,721	L2656742.UP.FTS.B, 17.82%, 2/18/27. . . .	4,882	4,813
FW2657532.UP.FTS.B, 10.48%, 2/18/27.. .	17,589	17,467	FW2655696.UP.FTS.B, 17.99%, 2/18/27.. .	4,837	4,547
FW2657539.UP.FTS.B, 10.96%, 2/18/27.. .	9,551	9,467	L2653109.UP.FTS.B, 18.03%, 2/18/27. . . .	1,350	1,270
FW2653836.UP.FTS.B, 10.99%, 2/18/27.. .	2,798	2,770	L2653689.UP.FTS.B, 18.18%, 2/18/27. . . .	3,129	3,084
L2656455.UP.FTS.B, 11.03%, 2/18/27 . . . .	15,624	15,487	FW2656568.UP.FTS.B, 18.19%, 2/18/27.. .	5,804	5,757
L2655850.UP.FTS.B, 11.44%, 2/18/27 . . . .	23,480	23,275	L2653164.UP.FTS.B, 18.21%, 2/18/27. . . .	9,775	9,662
FW2655412.UP.FTS.B, 11.77%, 2/18/27.. .	12,191	12,085	FW2655873.UP.FTS.B, 18.24%, 2/18/27.. .	1,020	147
L2657392.UP.FTS.B, 12.09%, 2/18/27. . . .	12,117	12,012	FW2654520.UP.FTS.B, 18.49%, 2/18/27.. .	2,935	2,893
FW2654161.UP.FTS.B, 12.29%, 2/18/27.. .	1,307	1,299	L2657353.UP.FTS.B, 18.73%, 2/18/27. . . .	13,220	13,109
FW2654483.UP.FTS.B, 12.32%, 2/18/27.. .	7,126	519	FW2654489.UP.FTS.B, 18.88%, 2/18/27.. .	7,301	7,217
L2655901.UP.FTS.B, 12.32%, 2/18/27. . . .	6,107	6,054	L2655430.UP.FTS.B, 19%, 2/18/27.. . . . . .	27,215	25,593
L2654898.UP.FTS.B, 12.38%, 2/18/27. . . .	22,685	22,489	L2654519.UP.FTS.B, 19.08%, 2/18/27. . . .	746	734
L2653887.UP.FTS.B, 12.55%, 2/18/27. . . .	3,230	3,202	L2654244.UP.FTS.B, 19.24%, 2/18/27. . . .	8,904	8,378
FW2653749.UP.FTS.B, 12.56%, 2/18/27.. .	4,365	4,328	L2647332.UP.FTS.B, 19.32%, 2/18/27. . . .	3,613	3,399
L2654736.UP.FTS.B, 12.58%, 2/18/27. . . .	9,237	9,153	L2654570.UP.FTS.B, 19.68%, 2/18/27. . . .	995	936
FW2654132.UP.FTS.B, 12.73%, 2/18/27.. .	18,520	18,360	FW2656424.UP.FTS.B, 19.82%, 2/18/27.. .	2,946	2,905
FW2653495.UP.FTS.B, 12.88%, 2/18/27.. .	6,851	6,790	L2655217.UP.FTS.B, 20.04%, 2/18/27. . . .	11,077	10,951
L2653291.UP.FTS.B, 12.9%, 2/18/27. . . . .	3,337	3,306	L2656336.UP.FTS.B, 20.22%, 2/18/27. . . .	1,525	1,433
FW2654033.UP.FTS.B, 13.1%, 2/18/27.. . .	6,398	6,341	L2657227.UP.FTS.B, 20.27%, 2/18/27. . . .	3,004	182
FW2655119.UP.FTS.B, 13.31%, 2/18/27.. .	10,716	10,078	FW2654532.UP.FTS.B, 20.37%, 2/18/27.. .	7,885	7,791
FW2653830.UP.FTS.B, 13.35%, 2/18/27.. .	13,217	13,105	FW2657187.UP.FTS.B, 20.48%, 2/18/27.. .	18,246	17,992
FW2656357.UP.FTS.B, 13.79%, 2/18/27.. .	9,379	9,300	FW2657677.UP.FTS.B, 20.65%, 2/18/27.. .	4,922	4,853
L2657722.UP.FTS.B, 13.79%, 2/18/27. . . .	5,564	274	L2655606.UP.FTS.B, 20.79%, 2/18/27. . . .	4,476	4,425
L2656469.UP.FTS.B, 13.95%, 2/18/27. . . .	5,641	5,582	L2656206.UP.FTS.B, 20.82%, 2/18/27. . . .	18,350	5,156
FW2657507.UP.FTS.B, 13.96%, 2/18/27.. .	2,807	2,783	FW2654620.UP.FTS.B, 20.83%, 2/18/27.. .	4,701	4,661
L2655146.UP.FTS.B, 14.16%, 2/18/27. . . .	6,527	6,470	L2656191.UP.FTS.B, 20.98%, 2/18/27. . . .	4,332	4,298
FW2657544.UP.FTS.B, 14.38%, 2/18/27.. .	16,950	16,806	FW2657310.UP.FTS.B, 21.81%, 2/18/27.. .	3,128	3,107
FW2656039.UP.FTS.B, 14.43%, 2/18/27.. .	2,020	2,003	L2656138.UP.FTS.B, 21.85%, 2/18/27. . . .	35,016	34,532
FW2655411.UP.FTS.B, 14.47%, 2/18/27.. .	2,359	2,338	L2655942.UP.FTS.B, 21.87%, 2/18/27. . . .	10,775	10,654
L2655911.UP.FTS.B, 14.57%, 2/18/27 . . . .	13,181	13,070	L2655022.UP.FTS.B, 22.08%, 2/18/27. . . .	3,833	3,763
FW2653497.UP.FTS.B, 14.59%, 2/18/27.. .	14,061	13,943	FW2657679.UP.FTS.B, 22.17%, 2/18/27.. .	6,315	6,258
L2653926.UP.FTS.B, 14.76%, 2/18/27. . . .	13,757	13,636	FW2652896.UP.FTS.B, 22.36%, 2/18/27.. .	12,235	302
FW2655361.UP.FTS.B, 14.81%, 2/18/27.. .	5,716	5,668	L2654476.UP.FTS.B, 22.41%, 2/18/27. . . .	9,891	9,829
L2656634.UP.FTS.B, 15.1%, 2/18/27. . . . .	9,873	2,535	FW2653768.UP.FTS.B, 22.47%, 2/18/27.. .	26,917	26,744
FW2656874.UP.FTS.B, 15.48%, 2/18/27.. .	2,908	2,874	L2656298.UP.FTS.B, 22.6%, 2/18/27. . . . .	2,969	2,950
L2657406.UP.FTS.B, 15.83%, 2/18/27. . . .	14,115	13,950	FW2653494.UP.FTS.B, 22.62%, 2/18/27.. .	8,940	8,417
L2656610.UP.FTS.B, 15.94%, 2/18/27. . . .	13,240	13,130	FW2652640.UP.FTS.B, 22.63%, 2/18/27.. .	15,835	15,735
FW2657294.UP.FTS.B, 16.22%, 2/18/27.. .	19,162	19,003	L2656980.UP.FTS.B, 22.68%, 2/18/27. . . .	7,199	7,154
FW2652611.UP.FTS.B, 16.26%, 2/18/27.. .	1,944	1,921	L2657169.UP.FTS.B, 22.71%, 2/18/27. . . .	13,408	13,321
FW2655943.UP.FTS.B, 16.38%, 2/18/27.. .	972	964	L2656560.UP.FTS.B, 22.9%, 2/18/27. . . . .	13,670	12,974
FW2655801.UP.FTS.B, 16.39%, 2/18/27.. .	4,772	4,717	FW2657631.UP.FTS.B, 23.06%, 2/18/27.. .	4,398	4,329
L2655952.UP.FTS.B, 16.47%, 2/18/27. . . .	10,608	10,484	L2656205.UP.FTS.B, 23.2%, 2/18/27. . . . .	11,403	433
L2657168.UP.FTS.B, 16.47%, 2/18/27. . . .	1,768	1,747	L2655993.UP.FTS.B, 23.24%, 2/18/27. . . .	1,172	1,164
L2653161.UP.FTS.B, 16.51%, 2/18/27. . . .	8,828	8,725	FW2657375.UP.FTS.B, 23.29%, 2/18/27.. .	2,524	2,508
FW2656762.UP.FTS.B, 16.73%, 2/18/27.. .	22,116	21,859	L2657188.UP.FTS.B, 23.47%, 2/18/27. . . .	1,603	33
FW2654911.UP.FTS.B, 16.77%, 2/18/27.. .	2,142	2,115	L2657051.UP.FTS.B, 23.78%, 2/18/27. . . .	1,531	1,521
L2656088.UP.FTS.B, 16.82%, 2/18/27. . . .	4,486	4,220	FW2657769.UP.FTS.B, 24.23%, 2/18/27.. .	10,684	10,613
L2656733.UP.FTS.B, 17.08%, 2/18/27. . . .	4,421	4,369	FW2653982.UP.FTS.B, 24.33%, 2/18/27.. .	9,761	9,700
L2654909.UP.FTS.B, 17.1%, 2/18/27. . . . .	4,871	4,831	L2655559.UP.FTS.B, 24.41%, 2/18/27. . . .	1,479	431
L2657493.UP.FTS.B, 17.25%, 2/18/27. . . .	22,161	21,904	L2654164.UP.FTS.B, 24.66%, 2/18/27. . . .	14,868	2,249
FW2655755.UP.FTS.B, 17.36%, 2/18/27.. .	7,539	7,475	L2657363.UP.FTS.B, 24.67%, 2/18/27. . . .	5,337	5,304
L2656274.UP.FTS.B, 17.4%, 2/18/27. . . . .	1,773	1,748	FW2656663.UP.FTS.B, 24.74%, 2/18/27.. .	19,723	19,602
FW2656859.UP.FTS.B, 17.55%, 2/18/27.. .	6,651	6,574	FW2656497.UP.FTS.B, 24.83%, 2/18/27.. .	2,900	2,879

franklintempleton.com	The accompanying notes are an integral part of these financial statements.			Annual Report	133

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
		Principal			Principal
Description		Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)				Upstart Network, Inc. (continued)
L2656199.UP.FTS.B, 25.05%, 2/18/27. . . .		$ 3,172	$225	FW2655513.UP.FTS.B, 31.12%, 2/18/27.. . $ 11,914		$828
L2653710.UP.FTS.B, 25.07%, 2/18/27. . . .		12,702	903	FW2656050.UP.FTS.B, 31.14%, 2/18/27.. .	2,113	2,101
L2656850.UP.FTS.B, 25.16%, 2/18/27. . . .		951	68	FW2657278.UP.FTS.B, 31.15%, 2/18/27.. .	1,006	295
L2654529.UP.FTS.B, 25.17%, 2/18/27. . . .		1,904	135	FW2657778.UP.FTS.B, 31.18%, 2/18/27.. .	4,276	4,060
L2656202.UP.FTS.B, 25.17%, 2/18/27. . . .		1,079	1,061	FW2653443.UP.FTS.B, 31.19%, 2/18/27.. .	14,030	13,929
FW2656918.UP.FTS.B, 25.32%, 2/18/27.. .		5,436	5,403	FW2657050.UP.FTS.B, 31.21%, 2/18/27.. .	3,763	3,741
L2657540.UP.FTS.B, 25.32%, 2/18/27. . . .		1,541	1,532	FW2657281.UP.FTS.B, 31.21%, 2/18/27.. .	2,174	332
L2655238.UP.FTS.B, 25.36%, 2/18/27. . . .		2,864	2,841	FW2653784.UP.FTS.B, 31.22%, 2/18/27.. .	6,152	6,116
L2657584.UP.FTS.B, 25.37%, 2/18/27. . . .		7,129	7,080	FW2653299.UP.FTS.B, 31.23%, 2/18/27.. .	3,952	3,929
L2654896.UP.FTS.B, 25.41%, 2/18/27. . . .		2,334	166	FW2620309.UP.FTS.B, 31.31%, 2/18/27.. .	15,898	15,806
FW2654047.UP.FTS.B, 25.42%, 2/18/27.. .		6,799	6,707	FW2656784.UP.FTS.B, 31.34%, 2/18/27.. .	3,125	3,107
L2654135.UP.FTS.B, 25.48%, 2/18/27. . . .		24,988	7,323	FW2652650.UP.FTS.B, 31.46%, 2/18/27.. .	4,596	4,570
L2655788.UP.FTS.B, 25.63%, 2/18/27. . . .		3,446	3,425	FW2656739.UP.FTS.B, 31.47%, 2/18/27.. .	2,403	2,388
FW2654552.UP.FTS.B, 25.75%, 2/18/27.. .		4,898	4,868	FW2655423.UP.FTS.B, 31.75%, 2/18/27.. .	7,386	7,339
FW2656585.UP.FTS.B, 25.76%, 2/18/27.. .		4,989	4,959	L2782778.UP.FTS.B, 5.38%, 3/14/27. . . . .	17,314	17,224
FW2656323.UP.FTS.B, 25.93%, 2/18/27.. .		2,081	27	FW2779815.UP.FTS.B, 5.52%, 3/14/27.. . .	6,543	6,507
FW2654356.UP.FTS.B, 26.11%, 2/18/27.. .		6,117	1,791	FW2785873.UP.FTS.B, 5.67%, 3/14/27.. . .	23,339	23,221
FW2654205.UP.FTS.B, 26.46%, 2/18/27.. .		7,612	2,230	L2786047.UP.FTS.B, 5.71%, 3/14/27. . . . .	4,339	4,317
FW2653266.UP.FTS.B, 26.59%, 2/18/27.. .		6,362	6,324	FW2785225.UP.FTS.B, 5.78%, 3/14/27.. . .	16,925	16,840
FW2656738.UP.FTS.B, 26.73%, 2/18/27.. .		9,911	9,851	L2785472.UP.FTS.B, 5.82%, 3/14/27. . . . .	6,945	6,910
L2655310.UP.FTS.B, 26.89%, 2/18/27. . . .		9,096	9,041	L2785533.UP.FTS.B, 5.87%, 3/14/27. . . . .	10,154	10,102
FW2657625.UP.FTS.B, 26.98%, 2/18/27.. .		6,690	6,643	FW2725624.UP.FTS.B, 5.92%, 3/14/27.. . .	43,422	43,205
FW2653312.UP.FTS.B, 27.24%, 2/18/27.. .		2,105	148	L2782378.UP.FTS.B, 5.98%, 3/14/27. . . . .	43,379	43,158
FW2653485.UP.FTS.B, 27.32%, 2/18/27.. .		9,105	9,051	L2785586.UP.FTS.B, 6.13%, 3/14/27. . . . .	43,450	43,234
FW2656567.UP.FTS.B, 27.44%, 2/18/27.. .		3,129	22	L2785761.UP.FTS.B, 6.14%, 3/14/27. . . . .	34,760	34,587
L2655961.UP.FTS.B, 27.71%, 2/18/27. . . .		1,612	1,600	L2788888.UP.FTS.B, 6.14%, 3/14/27. . . . .	8,669	8,624
FW2655208.UP.FTS.B, 28.11%, 2/18/27.. .		39,685	39,448	L2781494.UP.FTS.B, 6.32%, 3/14/27. . . . .	10,259	10,209
L2656270.UP.FTS.B, 28.21%, 2/18/27. . . .		7,261	7,215	L2783749.UP.FTS.B, 6.39%, 3/14/27. . . . .	6,793	6,758
FW2656127.UP.FTS.B, 28.24%, 2/18/27.. .		2,373	2,359	L2784317.UP.FTS.B, 6.43%, 3/14/27. . . . .	5,654	5,626
FW2653273.UP.FTS.B, 28.29%, 2/18/27.. .		22,817	22,681	L2786287.UP.FTS.B, 6.48%, 3/14/27. . . . .	2,039	2,027
FW2653857.UP.FTS.B, 28.32%, 2/18/27.. .		19,207	19,057	L2780792.UP.FTS.B, 6.49%, 3/14/27. . . . .	25,231	25,106
FW2657275.UP.FTS.B, 28.44%, 2/18/27.. .		3,709	3,674	L2789358.UP.FTS.B, 6.49%, 3/14/27. . . . .	43,381	43,161
FW2657124.UP.FTS.B, 28.84%, 2/18/27.. .		8,431	8,352	L2779720.UP.FTS.B, 6.5%, 3/14/27. . . . . .	24,205	24,083
FW2654272.UP.FTS.B, 29.23%, 2/18/27.. .		7,838	2,309	L2784003.UP.FTS.B, 6.62%, 3/14/27. . . . .	14,362	14,291
FW2654274.UP.FTS.B, 29.24%, 2/18/27.. .		14,842	14,745	L2789856.UP.FTS.B, 6.67%, 3/14/27. . . . .	7,922	7,883
FW2657590.UP.FTS.B, 29.26%, 2/18/27.. .		4,871	4,839	L2786197.UP.FTS.B, 6.8%, 3/14/27. . . . . .	5,645	5,616
FW2654804.UP.FTS.B, 29.69%, 2/18/27.. .		6,433	6,391	L2776276.UP.FTS.B, 6.89%, 3/14/27. . . . .	21,208	21,098
FW2655382.UP.FTS.B, 29.8%, 2/18/27.. . .		6,432	6,390	L2785513.UP.FTS.B, 6.9%, 3/14/27. . . . . .	14,027	13,959
FW2656448.UP.FTS.B, 29.81%, 2/18/27.. .		4,763	4,735	L2781885.UP.FTS.B, 7.11%, 3/14/27 . . . . .	16,630	16,547
FW2654690.UP.FTS.B, 30.25%, 2/18/27.. .		1,012	1,005	L2783455.UP.FTS.B, 7.28%, 3/14/27. . . . .	35,506	35,334
FW2652797.UP.FTS.B, 30.47%, 2/18/27.. .		1,559	1,550	L2784258.UP.FTS.B, 7.29%, 3/14/27. . . . .	8,699	8,655
FW2655034.UP.FTS.B, 30.5%, 2/18/27.. . .		3,573	3,552	L2788274.UP.FTS.B, 7.36%, 3/14/27. . . . .	4,799	4,776
FW2656345.UP.FTS.B, 30.5%, 2/18/27.. . .		3,119	3,101	L2781599.UP.FTS.B, 7.38%, 3/14/27. . . . .	4,712	4,690
FW2657689.UP.FTS.B, 30.56%, 2/18/27.. .		12,844	12,769	L2784013.UP.FTS.B, 7.38%, 3/14/27. . . . .	17,402	17,272
FW2654309.UP.FTS.B, 30.59%, 2/18/27.. .		1,333	(6)	FW2784023.UP.FTS.B, 7.45%, 3/14/27.. . .	32,907	32,748
FW2656342.UP.FTS.B, 30.71%, 2/18/27.. .		964	957	L2781125.UP.FTS.B, 7.45%, 3/14/27 . . . . .	6,547	6,515
FW2657586.UP.FTS.B, 30.8%, 2/18/27.. . .		2,938	2,921	L2783926.UP.FTS.B, 7.49%, 3/14/27. . . . .	15,976	15,898
FW2657094.UP.FTS.B, 30.81%, 2/18/27.. .		5,140	5,111	L2781938.UP.FTS.B, 7.6%, 3/14/27. . . . . .	43,666	43,455
FW2655259.UP.FTS.B, 30.9%, 2/18/27.. . .		4,591	4,564	FW2780236.UP.FTS.B, 7.69%, 3/14/27.. . .	30,575	30,354
FW2655652.UP.FTS.B, 30.92%, 2/18/27.. .		29,197	28,812	FW2788438.UP.FTS.B, 7.69%, 3/14/27.. . .	1,922	1,913
FW2653746.UP.FTS.B, 30.93%, 2/18/27.. .		1,928	1,917	L2788290.UP.FTS.B, 7.73%, 3/14/27. . . . .	8,320	8,260
FW2654029.UP.FTS.B, 30.99%, 2/18/27.. .		1,837	1,826	L2781769.UP.FTS.B, 7.86%, 3/14/27. . . . .	18,705	18,570
FW2657179.UP.FTS.B, 30.99%, 2/18/27.. .		6,061	6,026	L2784113.UP.FTS.B, 7.9%, 3/14/27 . . . . . .	9,616	9,546
FW2641769.UP.FTS.B, 31.01%, 2/18/27.. .		2,296	2,283	L2769930.UP.FTS.B, 7.96%, 3/14/27. . . . .	27,105	26,909
FW2654823.UP.FTS.B, 31.05%, 2/18/27.. .		2,490	2,468	FW2784974.UP.FTS.B, 8.13%, 3/14/27.. . .	40,811	40,518
FW2654181.UP.FTS.B, 31.06%, 2/18/27.. .		919	913	FW2788677.UP.FTS.B, 8.13%, 3/14/27.. . .	16,699	16,578
FW2656038.UP.FTS.B, 31.06%, 2/18/27.. .		1,286	1,278	L2780083.UP.FTS.B, 8.23%, 3/14/27. . . . .	39,381	39,098
FW2652957.UP.FTS.B, 31.1%, 2/18/27.. . .		1,083	1,075	FW2781791.UP.FTS.B, 8.25%, 3/14/27.. . .	26,918	26,724

134	Annual Report	The accompanying notes are an integral part of these financial statements.			franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
	Principal			Principal
Description	Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)			Upstart Network, Inc. (continued)
L2789155.UP.FTS.B, 8.26%, 3/14/27. . . . .	$ 21,881	$21,724	L2785568.UP.FTS.B, 10.89%, 3/14/27. . . .	$ 9,444	$9,352
L2780176.UP.FTS.B, 8.31%, 3/14/27. . . . .	43,768	43,453	L2785551.UP.FTS.B, 10.91%, 3/14/27. . . .	10,328	10,227
L2764977.UP.FTS.B, 8.36%, 3/14/27. . . . .	9,455	9,387	FW2781725.UP.FTS.B, 11.04%, 3/14/27.. .	10,597	10,494
L2779428.UP.FTS.B, 8.36%, 3/14/27. . . . .	9,193	9,127	FW2786689.UP.FTS.B, 11.07%, 3/14/27.. .	2,915	2,886
L2784617.UP.FTS.B, 8.41%, 3/14/27. . . . .	18,652	18,518	L2780428.UP.FTS.B, 11.08%, 3/14/27 . . . .	4,495	258
L2782254.UP.FTS.B, 8.42%, 3/14/27. . . . .	7,005	6,972	L2787329.UP.FTS.B, 11.09%, 3/14/27 . . . .	3,091	3,061
L2782003.UP.FTS.B, 8.5%, 3/14/27. . . . . .	20,086	19,941	L2786414.UP.FTS.B, 11.1%, 3/14/27 . . . . .	5,741	5,685
L2787246.UP.FTS.B, 8.5%, 3/14/27. . . . . .	2,190	2,174	L2785769.UP.FTS.B, 11.11%, 3/14/27.. . . .	14,170	14,034
FW2783606.UP.FTS.B, 8.52%, 3/14/27.. . .	12,969	12,877	L2780313.UP.FTS.B, 11.15%, 3/14/27 . . . .	44,170	43,741
L2784591.UP.FTS.B, 8.72%, 3/14/27. . . . .	43,828	43,515	L2784551.UP.FTS.B, 11.17%, 3/14/27 . . . .	44,179	43,874
FW2780109.UP.FTS.B, 8.73%, 3/14/27.. . .	13,137	13,043	FW2790608.UP.FTS.B, 11.2%, 3/14/27.. . .	6,611	6,548
L2789064.UP.FTS.B, 8.75%, 3/14/27. . . . .	17,357	17,233	L2782637.UP.FTS.B, 11.23%, 3/14/27 . . . .	8,836	8,775
L2789316.UP.FTS.B, 8.8%, 3/14/27. . . . . .	43,967	43,656	L2786841.UP.FTS.B, 11.25%, 3/14/27 . . . .	8,836	8,751
L2786540.UP.FTS.B, 8.81%, 3/14/27. . . . .	4,735	4,701	FW2784513.UP.FTS.B, 11.29%, 3/14/27.. .	29,619	29,258
FW2782565.UP.FTS.B, 8.84%, 3/14/27.. . .	13,153	13,059	FW2783670.UP.FTS.B, 11.3%, 3/14/27.. . .	8,841	8,756
L2788641.UP.FTS.B, 8.88%, 3/14/27. . . . .	9,390	9,323	FW2787754.UP.FTS.B, 11.35%, 3/14/27.. .	18,548	18,370
L2789324.UP.FTS.B, 8.92%, 3/14/27. . . . .	9,264	9,219	L2780596.UP.FTS.B, 11.42%, 3/14/27 . . . .	10,952	10,844
L2783739.UP.FTS.B, 8.99%, 3/14/27. . . . .	7,386	7,332	L2783876.UP.FTS.B, 11.45%, 3/14/27 . . . .	20,761	20,561
L2785284.UP.FTS.B, 9.11%, 3/14/27 . . . . .	4,739	4,706	L2785637.UP.FTS.B, 11.46%, 3/14/27 . . . .	6,190	6,130
L2785081.UP.FTS.B, 9.13%, 3/14/27. . . . .	15,448	15,338	L2785144.UP.FTS.B, 11.47%, 3/14/27 . . . .	8,843	8,757
L2786222.UP.FTS.B, 9.23%, 3/14/27. . . . .	17,560	17,436	L2786029.UP.FTS.B, 11.5%, 3/14/27 . . . . .	3,465	3,431
L2780310.UP.FTS.B, 9.24%, 3/14/27. . . . .	15,804	15,692	FW2783898.UP.FTS.B, 11.53%, 3/14/27.. .	4,849	4,554
L2782105.UP.FTS.B, 9.39%, 3/14/27. . . . .	43,923	43,612	L2784105.UP.FTS.B, 11.55%, 3/14/27 . . . .	13,267	13,139
L2780047.UP.FTS.B, 9.4%, 3/14/27. . . . . .	23,450	23,284	L2781415.UP.FTS.B, 11.61%, 3/14/27 . . . .	8,847	8,786
L2780296.UP.FTS.B, 9.41%, 3/14/27. . . . .	28,287	28,087	FW2782127.UP.FTS.B, 11.62%, 3/14/27.. .	10,174	10,076
L2786749.UP.FTS.B, 9.46%, 3/14/27. . . . .	9,402	9,336	L2782114.UP.FTS.B, 11.62%, 3/14/27.. . . .	6,193	6,133
L2783357.UP.FTS.B, 9.56%, 3/14/27. . . . .	21,974	21,818	L2783581.UP.FTS.B, 11.64%, 3/14/27 . . . .	13,280	13,152
FW2782447.UP.FTS.B, 9.67%, 3/14/27.. . .	19,343	19,207	L2787996.UP.FTS.B, 11.64%, 3/14/27 . . . .	13,714	13,620
L2784348.UP.FTS.B, 9.7%, 3/14/27. . . . . .	7,360	7,308	L2784589.UP.FTS.B, 11.65%, 3/14/27 . . . .	45,770	11,577
FW2783021.UP.FTS.B, 9.72%, 3/14/27.. . .	11,344	11,264	L2789734.UP.FTS.B, 11.68%, 3/14/27 . . . .	16,590	16,428
L2779827.UP.FTS.B, 9.72%, 3/14/27. . . . .	10,996	10,918	L2785328.UP.FTS.B, 11.77%, 3/14/27 . . . .	6,018	5,960
L2780798.UP.FTS.B, 9.77%, 3/14/27. . . . .	7,916	7,860	L2779976.UP.FTS.B, 11.78%, 3/14/27 . . . .	5,665	5,626
L2784962.UP.FTS.B, 9.82%, 3/14/27. . . . .	26,372	26,186	L2782264.UP.FTS.B, 11.8%, 3/14/27 . . . . .	5,754	5,698
L2786875.UP.FTS.B, 9.85%, 3/14/27. . . . .	24,451	24,279	L2781320.UP.FTS.B, 11.83%, 3/14/27 . . . .	26,734	26,476
L2788004.UP.FTS.B, 9.9%, 3/14/27. . . . . .	17,598	17,474	L2782425.UP.FTS.B, 11.95%, 3/14/27 . . . .	6,647	6,583
FW2780201.UP.FTS.B, 9.94%, 3/14/27.. . .	33,177	32,944	L2786075.UP.FTS.B, 11.95%, 3/14/27 . . . .	17,092	16,927
FW2781336.UP.FTS.B, 9.97%, 3/14/27.. . .	11,445	11,392	L2784459.UP.FTS.B, 12.04%, 3/14/27. . . .	6,555	6,492
FW2783844.UP.FTS.B, 10%, 3/14/27.. . . .	4,401	4,370	L2784249.UP.FTS.B, 12.05%, 3/14/27. . . .	30,931	30,634
L2781395.UP.FTS.B, 10.07%, 3/14/27. . . .	23,858	23,624	L2779695.UP.FTS.B, 12.07%, 3/14/27. . . .	21,262	21,057
FW2780207.UP.FTS.B, 10.09%, 3/14/27.. .	7,925	7,847	L2785156.UP.FTS.B, 12.07%, 3/14/27. . . .	28,970	28,690
L2789352.UP.FTS.B, 10.18%, 3/14/27. . . .	11,449	11,336	L2786241.UP.FTS.B, 12.07%, 3/14/27. . . .	22,147	21,934
L2785217.UP.FTS.B, 10.21%, 3/14/27. . . .	24,821	24,580	L2781389.UP.FTS.B, 12.12%, 3/14/27. . . .	17,721	17,550
FW2779711.UP.FTS.B, 10.28%, 3/14/27.. .	25,318	25,019	L2785480.UP.FTS.B, 12.19%, 3/14/27. . . .	15,887	15,734
FW2780436.UP.FTS.B, 10.28%, 3/14/27.. .	5,198	5,161	L2783293.UP.FTS.B, 12.24%, 3/14/27. . . .	13,295	13,167
L2784387.UP.FTS.B, 10.32%, 3/14/27. . . .	23,260	23,033	L2781089.UP.FTS.B, 12.27%, 3/14/27. . . .	4,698	4,653
L2785592.UP.FTS.B, 10.32%, 3/14/27. . . .	14,978	14,832	L2755118.UP.FTS.B, 12.3%, 3/14/27 . . . . .	11,109	2,819
L2782038.UP.FTS.B, 10.33%, 3/14/27. . . .	44,054	43,746	L2781183.UP.FTS.B, 12.35%, 3/14/27 . . . .	32,017	31,712
L2787115.UP.FTS.B, 10.53%, 3/14/27 . . . .	19,661	19,524	FW2699067.UP.FTS.B, 12.38%, 3/14/27.. .	13,301	13,174
FW2781353.UP.FTS.B, 10.54%, 3/14/27.. .	28,214	28,017	FW2781045.UP.FTS.B, 12.41%, 3/14/27.. .	6,557	6,495
L2788929.UP.FTS.B, 10.57%, 3/14/27. . . .	44,088	43,658	L2789411.UP.FTS.B, 12.41%, 3/14/27 . . . .	6,652	6,588
FW2781880.UP.FTS.B, 10.6%, 3/14/27.. . .	18,519	18,338	L2785022.UP.FTS.B, 12.43%, 3/14/27. . . .	17,738	17,617
L2781419.UP.FTS.B, 10.69%, 3/14/27. . . .	4,411	4,367	L2789283.UP.FTS.B, 12.43%, 3/14/27. . . .	18,176	18,001
L2780112.UP.FTS.B, 10.7%, 3/14/27 . . . . .	8,830	8,744	L2783693.UP.FTS.B, 12.45%, 3/14/27. . . .	5,676	5,622
L2784328.UP.FTS.B, 10.71%, 3/14/27. . . .	38,197	37,824	L2784664.UP.FTS.B, 12.45%, 3/14/27. . . .	9,579	9,487
L2786415.UP.FTS.B, 10.79%, 3/14/27. . . .	12,971	12,845	L2785612.UP.FTS.B, 12.47%, 3/14/27. . . .	5,805	5,748
FW2780382.UP.FTS.B, 10.8%, 3/14/27.. . .	4,765	4,719	L2782955.UP.FTS.B, 12.51%, 3/14/27. . . .	14,194	14,058
FW2784241.UP.FTS.B, 10.82%, 3/14/27.. .	9,328	9,237	L2784478.UP.FTS.B, 12.55%, 3/14/27. . . .	4,791	4,745
FW2783122.UP.FTS.B, 10.84%, 3/14/27.. .	3,530	3,496	L2781845.UP.FTS.B, 12.57%, 3/14/27. . . .	17,130	16,966

franklintempleton.com	The accompanying notes are an integral part of these financial statements.			Annual Report	135

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
		Principal			Principal
Description		Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)				Upstart Network, Inc. (continued)
FW2785689.UP.FTS.B, 12.59%, 3/14/27.. . $		1,952	$1,933	L2780785.UP.FTS.B, 13.88%, 3/14/27. . . .	$ 14,160	$14,025
L2784205.UP.FTS.B, 12.6%, 3/14/27. . . . .		10,648	10,546	L2776854.UP.FTS.B, 13.89%, 3/14/27. . . .	22,338	22,129
FW2784584.UP.FTS.B, 12.62%, 3/14/27.. .		33,011	32,694	L2780968.UP.FTS.B, 13.89%, 3/14/27. . . .	6,663	6,600
L2782900.UP.FTS.B, 12.63%, 3/14/27. . . .		10,520	10,419	L2787639.UP.FTS.B, 13.93%, 3/14/27. . . .	5,755	5,701
L2785749.UP.FTS.B, 12.65%, 3/14/27. . . .		13,312	13,185	FW2781533.UP.FTS.B, 13.96%, 3/14/27.. .	22,719	22,504
FW2785256.UP.FTS.B, 12.69%, 3/14/27.. .		44,379	43,954	L2784724.UP.FTS.B, 14.06%, 3/14/27. . . .	23,974	23,747
FW2786124.UP.FTS.B, 12.69%, 3/14/27.. .		8,432	8,351	L2785675.UP.FTS.B, 14.06%, 3/14/27. . . .	6,200	6,141
L2784017.UP.FTS.B, 12.7%, 3/14/27. . . . .		2,164	2,033	FW2783613.UP.FTS.B, 14.08%, 3/14/27.. .	26,828	26,575
L2783427.UP.FTS.B, 12.77%, 3/14/27. . . .		6,215	6,155	L2780420.UP.FTS.B, 14.17%, 3/14/27. . . .	10,658	10,557
L2779872.UP.FTS.B, 12.82%, 3/14/27. . . .		1,728	1,711	FW2784641.UP.FTS.B, 14.18%, 3/14/27.. .	14,205	14,071
L2780197.UP.FTS.B, 12.84%, 3/14/27. . . .		13,320	13,192	L2782193.UP.FTS.B, 14.18%, 3/14/27. . . .	28,798	28,526
FW2784701.UP.FTS.B, 12.85%, 3/14/27.. .		19,748	2,706	FW2789366.UP.FTS.B, 14.19%, 3/14/27.. .	44,578	44,158
L2780893.UP.FTS.B, 12.86%, 3/14/27. . . .		883	875	L2779894.UP.FTS.B, 14.2%, 3/14/27. . . . .	9,583	9,493
FW2784873.UP.FTS.B, 12.88%, 3/14/27.. .		13,782	13,645	L2781015.UP.FTS.B, 14.2%, 3/14/27. . . . .	15,213	15,040
FW2780429.UP.FTS.B, 12.96%, 3/14/27.. .		5,670	5,616	L2783211.UP.FTS.B, 14.21%, 3/14/27 . . . .	26,749	26,497
L2757291.UP.FTS.B, 12.97%, 3/14/27. . . .		3,713	3,677	L2787992.UP.FTS.B, 14.22%, 3/14/27. . . .	5,796	5,741
L2781348.UP.FTS.B, 12.98%, 3/14/27. . . .		13,681	13,550	L2785053.UP.FTS.B, 14.24%, 3/14/27. . . .	8,917	8,833
L2787912.UP.FTS.B, 12.99%, 3/14/27. . . .		5,686	5,631	FW2788869.UP.FTS.B, 14.25%, 3/14/27.. .	6,599	6,537
L2789648.UP.FTS.B, 12.99%, 3/14/27. . . .		5,330	5,279	L2787570.UP.FTS.B, 14.25%, 3/14/27. . . .	3,396	3,362
L2759372.UP.FTS.B, 13%, 3/14/27.. . . . . .		44,421	43,997	L2757062.UP.FTS.B, 14.27%, 3/14/27. . . .	5,356	5,305
L2782861.UP.FTS.B, 13%, 3/14/27.. . . . . .		2,399	2,376	FW2789260.UP.FTS.B, 14.31%, 3/14/27.. .	18,997	18,818
L2785427.UP.FTS.B, 13.01%, 3/14/27. . . .		2,211	2,190	L2783095.UP.FTS.B, 14.33%, 3/14/27. . . .	2,406	2,383
L2786071.UP.FTS.B, 13.02%, 3/14/27. . . .		5,781	5,726	FW2785433.UP.FTS.B, 14.35%, 3/14/27.. .	5,761	5,707
FW2779969.UP.FTS.B, 13.03%, 3/14/27.. .		8,885	8,800	L2782210.UP.FTS.B, 14.35%, 3/14/27. . . .	4,460	4,418
L2785265.UP.FTS.B, 13.07%, 3/14/27. . . .		3,821	3,785	L2788746.UP.FTS.B, 14.35%, 3/14/27. . . .	9,455	9,366
L2785621.UP.FTS.B, 13.13%, 3/14/27. . . .		44,437	44,013	FW2785109.UP.FTS.B, 14.4%, 3/14/27.. . .	11,086	10,981
L2789482.UP.FTS.B, 13.14%, 3/14/27. . . .		16,887	16,726	FW2787191.UP.FTS.B, 14.4%, 3/14/27.. . .	26,946	26,697
L2763346.UP.FTS.B, 13.17%, 3/14/27. . . .		2,933	2,905	FW2783492.UP.FTS.B, 14.41%, 3/14/27.. .	13,382	13,256
L2786729.UP.FTS.B, 13.17%, 3/14/27. . . .		18,154	17,058	FW2790249.UP.FTS.B, 14.41%, 3/14/27.. .	6,691	6,628
L2781033.UP.FTS.B, 13.19%, 3/14/27. . . .		13,334	13,206	FW2784749.UP.FTS.B, 14.42%, 3/14/27.. .	11,509	11,401
L2789300.UP.FTS.B, 13.2%, 3/14/27. . . . .		11,520	11,411	L2782049.UP.FTS.B, 14.43%, 3/14/27. . . .	12,598	12,480
L2783463.UP.FTS.B, 13.21%, 3/14/27. . . .		9,512	9,448	L2783057.UP.FTS.B, 14.44%, 3/14/27. . . .	23,845	23,617
L2785549.UP.FTS.B, 13.25%, 3/14/27. . . .		5,982	5,925	L2782438.UP.FTS.B, 14.45%, 3/14/27. . . .	956	947
L2785339.UP.FTS.B, 13.26%, 3/14/27. . . .		11,558	11,448	L2780531.UP.FTS.B, 14.47%, 3/14/27. . . .	44,066	43,639
FW2787932.UP.FTS.B, 13.27%, 3/14/27.. .		2,875	2,847	L2784886.UP.FTS.B, 14.47%, 3/14/27. . . .	9,806	9,714
FW2775855.UP.FTS.B, 13.32%, 3/14/27.. .		44,357	43,937	L2790181.UP.FTS.B, 14.49%, 3/14/27. . . .	24,605	24,376
L2789460.UP.FTS.B, 13.33%, 3/14/27. . . .		16,089	15,938	L2779895.UP.FTS.B, 14.52%, 3/14/27. . . .	12,494	12,377
FW2780715.UP.FTS.B, 13.35%, 3/14/27.. .		9,123	8,574	L2780675.UP.FTS.B, 14.56%, 3/14/27. . . .	982	973
L2762745.UP.FTS.B, 13.39%, 3/14/27. . . .		15,890	15,740	FW2780644.UP.FTS.B, 14.57%, 3/14/27.. .	2,231	2,210
L2778828.UP.FTS.B, 13.39%, 3/14/27. . . .		28,322	28,057	L2780671.UP.FTS.B, 14.57%, 3/14/27. . . .	21,690	21,486
FW2785848.UP.FTS.B, 13.4%, 3/14/27.. . .		11,207	11,101	L2787542.UP.FTS.B, 14.57%, 3/14/27. . . .	9,385	9,296
FW2787165.UP.FTS.B, 13.47%, 3/14/27.. .		8,892	8,808	FW2783925.UP.FTS.B, 14.6%, 3/14/27.. . .	10,266	10,169
L2782603.UP.FTS.B, 13.49%, 3/14/27. . . .		13,346	13,219	L2781074.UP.FTS.B, 14.63%, 3/14/27. . . .	5,728	412
FW2789036.UP.FTS.B, 13.51%, 3/14/27.. .		22,689	22,474	L2785260.UP.FTS.B, 14.63%, 3/14/27. . . .	23,570	23,348
L2780870.UP.FTS.B, 13.52%, 3/14/27. . . .		3,717	3,681	L2779917.UP.FTS.B, 14.65%, 3/14/27. . . .	9,374	9,286
L2785005.UP.FTS.B, 13.54%, 3/14/27. . . .		13,348	13,221	FW2790537.UP.FTS.B, 14.66%, 3/14/27.. .	22,320	22,110
L2778983.UP.FTS.B, 13.58%, 3/14/27. . . .		8,548	8,467	L2779718.UP.FTS.B, 14.69%, 3/14/27. . . .	17,858	17,690
FW2785775.UP.FTS.B, 13.59%, 3/14/27.. .		21,114	20,914	FW2787310.UP.FTS.B, 14.7%, 3/14/27.. . .	891	882
L2785594.UP.FTS.B, 13.62%, 3/14/27. . . .		3,382	3,350	L2783815.UP.FTS.B, 14.7%, 3/14/27. . . . .	14,533	14,399
L2790624.UP.FTS.B, 13.63%, 3/14/27. . . .		11,077	10,972	L2785114.UP.FTS.B, 14.72%, 3/14/27 . . . .	10,715	10,615
L2778942.UP.FTS.B, 13.72%, 3/14/27. . . .		5,787	5,732	L2783384.UP.FTS.B, 14.73%, 3/14/27. . . .	6,251	6,192
FW2789945.UP.FTS.B, 13.77%, 3/14/27.. .		7,571	7,500	L2785570.UP.FTS.B, 14.73%, 3/14/27. . . .	35,720	35,384
L2784118.UP.FTS.B, 13.78%, 3/14/27 . . . .		21,570	21,362	FW2785300.UP.FTS.B, 14.74%, 3/14/27.. .	44,650	44,231
L2785893.UP.FTS.B, 13.78%, 3/14/27. . . .		1,861	1,842	L2784692.UP.FTS.B, 14.74%, 3/14/27. . . .	6,251	6,192
L2785890.UP.FTS.B, 13.83%, 3/14/27. . . .		11,489	11,380	L2783467.UP.FTS.B, 14.77%, 3/14/27. . . .	9,561	9,471
L2782918.UP.FTS.B, 13.85%, 3/14/27. . . .		4,097	4,058	FW2787112.UP.FTS.B, 14.78%, 3/14/27.. .	40,191	39,814
L2785818.UP.FTS.B, 13.87%, 3/14/27. . . .		6,146	6,088	L2781163.UP.FTS.B, 14.78%, 3/14/27 . . . .	7,216	7,149
FW2783338.UP.FTS.B, 13.88%, 3/14/27.. .		14,261	14,126	L2780444.UP.FTS.B, 14.82%, 3/14/27. . . .	23,938	23,713

136	Annual Report	The accompanying notes are an integral part of these financial statements.			franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
	Principal			Principal
Description	Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)			Upstart Network, Inc. (continued)
L2783852.UP.FTS.B, 14.83%, 3/14/27. . . .	$ 5,337	$5,287	L2786790.UP.FTS.B, 15.86%, 3/14/27. . . .	$ 4,838	$4,793
L2785733.UP.FTS.B, 14.86%, 3/14/27. . . .	4,021	1,029	L2785504.UP.FTS.B, 15.88%, 3/14/27. . . .	2,228	2,198
L2788260.UP.FTS.B, 14.88%, 3/14/27. . . .	3,841	3,805	FW2720638.UP.FTS.B, 15.89%, 3/14/27.. .	18,023	17,783
L2783640.UP.FTS.B, 14.89%, 3/14/27. . . .	17,154	16,993	FW2782452.UP.FTS.B, 15.89%, 3/14/27.. .	9,007	8,925
L2788586.UP.FTS.B, 14.9%, 3/14/27. . . . .	2,245	2,224	L2779778.UP.FTS.B, 15.94%, 3/14/27. . . .	15,234	15,028
L2784500.UP.FTS.B, 14.95%, 3/14/27. . . .	4,825	4,780	L2782963.UP.FTS.B, 15.98%, 3/14/27. . . .	7,170	7,073
L2790437.UP.FTS.B, 14.98%, 3/14/27. . . .	22,341	22,131	L2789937.UP.FTS.B, 15.99%, 3/14/27. . . .	4,840	4,795
FW2783542.UP.FTS.B, 14.99%, 3/14/27.. .	29,491	29,215	L2790390.UP.FTS.B, 15.99%, 3/14/27. . . .	3,585	3,552
L2786162.UP.FTS.B, 15.01%, 3/14/27. . . .	26,812	26,560	L2755556.UP.FTS.B, 16.01%, 3/14/27. . . .	9,885	1,415
L2789724.UP.FTS.B, 15.01%, 3/14/27. . . .	3,843	3,807	L2780035.UP.FTS.B, 16.03%, 3/14/27. . . .	4,935	4,869
L2785803.UP.FTS.B, 15.06%, 3/14/27. . . .	6,257	6,198	FW2789245.UP.FTS.B, 16.05%, 3/14/27.. .	7,800	7,694
L2787981.UP.FTS.B, 15.07%, 3/14/27. . . .	1,877	1,858	L2781166.UP.FTS.B, 16.07%, 3/14/27 . . . .	9,592	9,462
L2790024.UP.FTS.B, 15.07%, 3/14/27. . . .	1,782	1,765	L2782280.UP.FTS.B, 16.08%, 3/14/27. . . .	12,150	12,039
L2788608.UP.FTS.B, 15.09%, 3/14/27. . . .	4,825	4,780	FW2789710.UP.FTS.B, 16.11%, 3/14/27.. .	4,313	592
FW2781024.UP.FTS.B, 15.1%, 3/14/27.. . .	5,185	5,136	FW2781445.UP.FTS.B, 16.12%, 3/14/27.. .	9,654	9,562
FW2781451.UP.FTS.B, 15.12%, 3/14/27.. .	4,552	4,499	L2785889.UP.FTS.B, 16.2%, 3/14/27. . . . .	5,226	244
L2789351.UP.FTS.B, 15.12%, 3/14/27. . . .	13,410	13,285	L2779954.UP.FTS.B, 16.22%, 3/14/27. . . .	9,004	8,876
FW2779319.UP.FTS.B, 15.17%, 3/14/27.. .	1,699	1,676	FW2789690.UP.FTS.B, 16.28%, 3/14/27.. .	22,420	22,118
FW2783642.UP.FTS.B, 15.18%, 3/14/27.. .	2,951	2,923	L2780955.UP.FTS.B, 16.29%, 3/14/27. . . .	4,844	4,799
L2779837.UP.FTS.B, 15.19%, 3/14/27. . . .	44,709	44,102	L2779021.UP.FTS.B, 16.32%, 3/14/27. . . .	6,279	6,195
L2785487.UP.FTS.B, 15.19%, 3/14/27. . . .	35,768	35,433	L2783945.UP.FTS.B, 16.32%, 3/14/27. . . .	9,031	8,949
L2781288.UP.FTS.B, 15.2%, 3/14/27. . . . .	2,683	2,658	L2784177.UP.FTS.B, 16.34%, 3/14/27. . . .	5,742	5,664
L2787335.UP.FTS.B, 15.22%, 3/14/27. . . .	2,862	2,835	FW2781186.UP.FTS.B, 16.35%, 3/14/27.. .	4,486	4,425
L2782134.UP.FTS.B, 15.23%, 3/14/27. . . .	10,553	10,409	L2781334.UP.FTS.B, 16.44%, 3/14/27. . . .	9,027	8,907
L2782167.UP.FTS.B, 15.28%, 3/14/27. . . .	29,069	28,798	FW2783831.UP.FTS.B, 16.46%, 3/14/27.. .	4,883	1,253
L2782707.UP.FTS.B, 15.34%, 3/14/27. . . .	39,273	38,893	L2785542.UP.FTS.B, 16.46%, 3/14/27. . . .	4,846	4,781
L2786073.UP.FTS.B, 15.34%, 3/14/27. . . .	38,020	37,664	FW2787232.UP.FTS.B, 16.47%, 3/14/27.. .	3,141	3,099
L2782112.UP.FTS.B, 15.35%, 3/14/27 . . . .	871	863	L2788530.UP.FTS.B, 16.48%, 3/14/27. . . .	22,449	22,147
L2785263.UP.FTS.B, 15.35%, 3/14/27. . . .	1,762	1,743	L2781937.UP.FTS.B, 16.51%, 3/14/27. . . .	10,742	10,643
FW2788688.UP.FTS.B, 15.38%, 3/14/27.. .	9,683	9,593	L2785787.UP.FTS.B, 16.51%, 3/14/27. . . .	4,366	4,325
L2788995.UP.FTS.B, 15.39%, 3/14/27. . . .	2,952	2,912	L2781470.UP.FTS.B, 16.53%, 3/14/27. . . .	10,411	10,315
L2781912.UP.FTS.B, 15.44%, 3/14/27. . . .	7,769	7,302	FW2790130.UP.FTS.B, 16.54%, 3/14/27.. .	10,772	10,627
FW2785183.UP.FTS.B, 15.45%, 3/14/27.. .	17,907	17,740	L2782699.UP.FTS.B, 16.54%, 3/14/27. . . .	25,134	24,973
FW2783726.UP.FTS.B, 15.47%, 3/14/27.. .	7,695	7,591	FW2779874.UP.FTS.B, 16.55%, 3/14/27.. .	8,948	8,829
L2782475.UP.FTS.B, 15.49%, 3/14/27. . . .	9,750	9,618	L2788921.UP.FTS.B, 16.56%, 3/14/27. . . .	7,541	7,471
L2787379.UP.FTS.B, 15.51%, 3/14/27. . . .	14,410	14,215	L2783496.UP.FTS.B, 16.57%, 3/14/27. . . .	10,145	10,052
L2780102.UP.FTS.B, 15.53%, 3/14/27. . . .	12,352	12,237	L2784909.UP.FTS.B, 16.61%, 3/14/27. . . .	3,919	3,866
L2752868.UP.FTS.B, 15.54%, 3/14/27. . . .	19,702	19,518	L2787113.UP.FTS.B, 16.63%, 3/14/27 . . . .	781	264
L2785752.UP.FTS.B, 15.55%, 3/14/27. . . .	11,179	11,031	L2781123.UP.FTS.B, 16.65%, 3/14/27 . . . .	8,947	8,864
L2789168.UP.FTS.B, 15.56%, 3/14/27. . . .	4,599	1,232	FW2786140.UP.FTS.B, 16.66%, 3/14/27.. .	2,852	2,806
FW2783396.UP.FTS.B, 15.6%, 3/14/27.. . .	18,340	18,156	FW2788768.UP.FTS.B, 16.66%, 3/14/27.. .	18,408	18,238
FW2785292.UP.FTS.B, 15.63%, 3/14/27.. .	3,671	3,621	L2781826.UP.FTS.B, 16.66%, 3/14/27. . . .	2,155	2,135
L2785384.UP.FTS.B, 15.63%, 3/14/27. . . .	20,147	19,874	L2785121.UP.FTS.B, 16.67%, 3/14/27. . . .	24,245	23,918
FW2781102.UP.FTS.B, 15.67%, 3/14/27.. .	23,984	23,666	L2783524.UP.FTS.B, 16.68%, 3/14/27. . . .	9,609	9,479
L2779187.UP.FTS.B, 15.67%, 3/14/27. . . .	28,565	28,178	L2786003.UP.FTS.B, 16.71%, 3/14/27. . . .	2,964	2,924
L2781003.UP.FTS.B, 15.67%, 3/14/27. . . .	18,587	18,409	L2782816.UP.FTS.B, 16.73%, 3/14/27. . . .	5,838	5,760
L2785074.UP.FTS.B, 15.67%, 3/14/27. . . .	18,905	18,723	FW2785133.UP.FTS.B, 16.75%, 3/14/27.. .	18,412	18,243
FW2780435.UP.FTS.B, 15.71%, 3/14/27.. .	4,836	4,791	L2786728.UP.FTS.B, 16.78%, 3/14/27. . . .	8,982	8,861
L2782787.UP.FTS.B, 15.71%, 3/14/27. . . .	20,418	20,228	FW2782269.UP.FTS.B, 16.79%, 3/14/27.. .	3,841	3,805
L2787103.UP.FTS.B, 15.71%, 3/14/27. . . .	33,493	33,181	L2783630.UP.FTS.B, 16.79%, 3/14/27. . . .	24,703	24,370
FW2780573.UP.FTS.B, 15.72%, 3/14/27.. .	7,432	7,363	L2790588.UP.FTS.B, 16.81%, 3/14/27. . . .	3,593	3,560
FW2785320.UP.FTS.B, 15.73%, 3/14/27.. .	3,582	3,549	FW2790218.UP.FTS.B, 16.82%, 3/14/27.. .	3,144	3,115
L2788269.UP.FTS.B, 15.76%, 3/14/27. . . .	4,747	4,703	FW2783290.UP.FTS.B, 16.83%, 3/14/27.. .	6,829	6,766
L2785537.UP.FTS.B, 15.78%, 3/14/27. . . .	3,028	2,987	FW2787453.UP.FTS.B, 16.84%, 3/14/27.. .	5,750	5,697
L2780255.UP.FTS.B, 15.79%, 3/14/27. . . .	38,530	38,171	L2781471.UP.FTS.B, 16.84%, 3/14/27. . . .	988	979
L2781597.UP.FTS.B, 15.79%, 3/14/27. . . .	24,095	23,871	L2790374.UP.FTS.B, 16.87%, 3/14/27. . . .	7,098	7,003
L2788017.UP.FTS.B, 15.83%, 3/14/27. . . .	5,106	5,037	FW2783637.UP.FTS.B, 16.93%, 3/14/27.. .	7,178	7,083
L2787854.UP.FTS.B, 15.85%, 3/14/27. . . .	2,857	2,816	L2782584.UP.FTS.B, 16.94%, 3/14/27. . . .	15,277	15,071

franklintempleton.com	The accompanying notes are an integral part of these financial statements.			Annual Report	137

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
		Principal		Principal
Description		Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)				Upstart Network, Inc. (continued)
L2780924.UP.FTS.B, 16.96%, 3/14/27. . . .		$ 6,269	$6,185	FW2781007.UP.FTS.B, 18.03%, 3/14/27.. . $	9,248	$9,129
L2783856.UP.FTS.B, 16.96%, 3/14/27. . . .		3,505	3,458	FW2780686.UP.FTS.B, 18.04%, 3/14/27.. .	1,030	266
L2783224.UP.FTS.B, 16.97%, 3/14/27. . . .		3,743	3,689	L2780829.UP.FTS.B, 18.05%, 3/14/27. . . .	8,654	8,538
L2781842.UP.FTS.B, 17.01%, 3/14/27. . . .		6,741	6,651	FW2781770.UP.FTS.B, 18.09%, 3/14/27.. .	2,951	2,924
FW2779871.UP.FTS.B, 17.03%, 3/14/27.. .		14,385	14,192	L2785717.UP.FTS.B, 18.12%, 3/14/27. . . .	14,426	14,190
FW2781271.UP.FTS.B, 17.06%, 3/14/27.. .		6,832	6,740	FW2771881.UP.FTS.B, 18.18%, 3/14/27.. .	4,509	4,435
L2787213.UP.FTS.B, 17.06%, 3/14/27. . . .		41,262	40,883	FW2780394.UP.FTS.B, 18.18%, 3/14/27.. .	8,567	8,427
L2782031.UP.FTS.B, 17.07%, 3/14/27. . . .		13,526	13,346	FW2784120.UP.FTS.B, 18.18%, 3/14/27.. .	3,315	114
L2780352.UP.FTS.B, 17.09%, 3/14/27. . . .		8,992	8,871	L2781185.UP.FTS.B, 18.2%, 3/14/27 . . . . .	3,517	3,460
L2780173.UP.FTS.B, 17.14%, 3/14/27. . . .		2,787	2,746	L2762731.UP.FTS.B, 18.21%, 3/14/27. . . .	5,862	5,809
FW2784298.UP.FTS.B, 17.15%, 3/14/27.. .		22,473	22,104	L2785773.UP.FTS.B, 18.25%, 3/14/27. . . .	12,176	12,013
L2789704.UP.FTS.B, 17.16%, 3/14/27. . . .		22,481	22,179	FW2779997.UP.FTS.B, 18.26%, 3/14/27.. .	1,764	1,695
FW2780002.UP.FTS.B, 17.17%, 3/14/27.. .		2,698	2,662	L2786738.UP.FTS.B, 18.29%, 3/14/27. . . .	1,968	1,936
L2788261.UP.FTS.B, 17.17%, 3/14/27. . . .		1,169	1,158	L2784355.UP.FTS.B, 18.3%, 3/14/27. . . . .	2,796	2,759
L2780146.UP.FTS.B, 17.18%, 3/14/27. . . .		3,298	3,254	L2781131.UP.FTS.B, 18.34%, 3/14/27 . . . .	9,472	9,386
FW2779719.UP.FTS.B, 17.2%, 3/14/27.. . .		5,846	5,767	L2781333.UP.FTS.B, 18.4%, 3/14/27. . . . .	15,743	15,492
L2786112.UP.FTS.B, 17.23%, 3/14/27 . . . .		2,307	2,272	L2782423.UP.FTS.B, 18.4%, 3/14/27. . . . .	11,805	11,650
L2785657.UP.FTS.B, 17.24%, 3/14/27. . . .		3,958	3,904	L2789502.UP.FTS.B, 18.42%, 3/14/27. . . .	33,917	33,580
FW2785239.UP.FTS.B, 17.27%, 3/14/27.. .		2,684	2,648	L2781963.UP.FTS.B, 18.43%, 3/14/27. . . .	9,836	9,675
FW2782814.UP.FTS.B, 17.3%, 3/14/27.. . .		5,757	5,680	L2789078.UP.FTS.B, 18.45%, 3/14/27. . . .	3,519	3,462
L2785928.UP.FTS.B, 17.3%, 3/14/27. . . . .		44,926	44,334	FW2786891.UP.FTS.B, 18.46%, 3/14/27.. .	14,266	14,026
FW2780342.UP.FTS.B, 17.34%, 3/14/27.. .		9,648	9,515	FW2783747.UP.FTS.B, 18.48%, 3/14/27.. .	4,512	4,438
L2781008.UP.FTS.B, 17.34%, 3/14/27. . . .		6,658	6,597	FW2788462.UP.FTS.B, 18.48%, 3/14/27.. .	9,025	8,877
L2783179.UP.FTS.B, 17.39%, 3/14/27. . . .		8,098	7,965	FW2780658.UP.FTS.B, 18.49%, 3/14/27.. .	13,937	13,746
L2783901.UP.FTS.B, 17.4%, 3/14/27. . . . .		14,217	13,984	L2761321.UP.FTS.B, 18.5%, 3/14/27. . . . .	2,528	2,487
L2780286.UP.FTS.B, 17.43%, 3/14/27. . . .		17,097	16,868	L2779732.UP.FTS.B, 18.53%, 3/14/27. . . .	9,297	9,145
L2785227.UP.FTS.B, 17.43%, 3/14/27. . . .		26,187	25,836	FW2788100.UP.FTS.B, 18.55%, 3/14/27.. .	20,543	20,275
L2785862.UP.FTS.B, 17.44%, 3/14/27. . . .		35,996	35,666	L2788795.UP.FTS.B, 18.58%, 3/14/27. . . .	9,027	8,935
L2790752.UP.FTS.B, 17.44%, 3/14/27. . . .		3,837	3,784	L2785399.UP.FTS.B, 18.59%, 3/14/27. . . .	14,725	14,465
FW2781874.UP.FTS.B, 17.45%, 3/14/27.. .		900	888	L2789629.UP.FTS.B, 18.6%, 3/14/27. . . . .	4,965	4,884
L2786485.UP.FTS.B, 17.46%, 3/14/27. . . .		14,309	14,118	FW2780445.UP.FTS.B, 18.66%, 3/14/27.. .	15,801	15,543
FW2780478.UP.FTS.B, 17.53%, 3/14/27.. .		968	70	L2780206.UP.FTS.B, 18.66%, 3/14/27. . . .	9,029	8,882
L2786475.UP.FTS.B, 17.53%, 3/14/27. . . .		699	50	L2789624.UP.FTS.B, 18.67%, 3/14/27. . . .	14,447	14,255
L2785327.UP.FTS.B, 17.54%, 3/14/27. . . .		5,851	5,772	FW2780229.UP.FTS.B, 18.68%, 3/14/27.. .	2,257	2,221
L2780295.UP.FTS.B, 17.55%, 3/14/27. . . .		4,861	4,796	L2782895.UP.FTS.B, 18.68%, 3/14/27. . . .	9,795	9,666
L2789286.UP.FTS.B, 17.58%, 3/14/27. . . .		8,133	8,026	FW2782751.UP.FTS.B, 18.72%, 3/14/27.. .	9,031	8,884
FW2780850.UP.FTS.B, 17.6%, 3/14/27.. . .		13,505	13,324	FW2786391.UP.FTS.B, 18.72%, 3/14/27.. .	7,262	7,166
FW2783200.UP.FTS.B, 17.6%, 3/14/27.. . .		12,641	12,473	L2783944.UP.FTS.B, 18.73%, 3/14/27. . . .	8,861	8,717
FW2785880.UP.FTS.B, 17.62%, 3/14/27.. .		8,103	7,995	FW2784433.UP.FTS.B, 18.76%, 3/14/27.. .	6,210	6,126
L2785321.UP.FTS.B, 17.62%, 3/14/27. . . .		6,305	6,220	L2783654.UP.FTS.B, 18.81%, 3/14/27. . . .	11,733	11,546
L2784632.UP.FTS.B, 17.63%, 3/14/27. . . .		6,757	6,695	L2784627.UP.FTS.B, 18.83%, 3/14/27. . . .	9,099	8,968
L2783865.UP.FTS.B, 17.67%, 3/14/27. . . .		5,018	4,709	L2779919.UP.FTS.B, 18.85%, 3/14/27. . . .	48,473	3,470
L2784502.UP.FTS.B, 17.69%, 3/14/27. . . .		27,016	26,655	L2782107.UP.FTS.B, 18.88%, 3/14/27. . . .	9,938	9,776
L2780580.UP.FTS.B, 17.7%, 3/14/27. . . . .		3,152	3,110	L2781571.UP.FTS.B, 18.92%, 3/14/27. . . .	9,849	9,688
L2782772.UP.FTS.B, 17.7%, 3/14/27. . . . .		13,793	2,010	L2782929.UP.FTS.B, 18.95%, 3/14/27. . . .	2,349	2,318
L2785162.UP.FTS.B, 17.72%, 3/14/27. . . .		18,012	17,717	FW2787024.UP.FTS.B, 19%, 3/14/27.. . . .	45,187	44,452
L2789365.UP.FTS.B, 17.74%, 3/14/27. . . .		37,421	5,328	L2783159.UP.FTS.B, 19.01%, 3/14/27. . . .	3,600	3,552
L2789037.UP.FTS.B, 17.75%, 3/14/27. . . .		17,903	1,288	FW2782318.UP.FTS.B, 19.02%, 3/14/27.. .	11,117	3,090
L2780144.UP.FTS.B, 17.8%, 3/14/27. . . . .		14,883	14,677	FW2790605.UP.FTS.B, 19.02%, 3/14/27.. .	28,832	28,572
L2782152.UP.FTS.B, 17.81%, 3/14/27. . . .		2,348	2,317	L2781200.UP.FTS.B, 19.02%, 3/14/27. . . .	9,038	8,891
FW2784943.UP.FTS.B, 17.86%, 3/14/27.. .		9,782	9,624	FW2784575.UP.FTS.B, 19.03%, 3/14/27.. .	13,442	13,223
FW2783998.UP.FTS.B, 17.89%, 3/14/27.. .		1,809	1,785	L2784145.UP.FTS.B, 19.03%, 3/14/27. . . .	4,971	4,890
FW2784396.UP.FTS.B, 17.89%, 3/14/27.. .		3,514	3,457	L2779673.UP.FTS.B, 19.08%, 3/14/27. . . .	5,876	5,780
FW2779862.UP.FTS.B, 17.93%, 3/14/27.. .		901	889	L2789238.UP.FTS.B, 19.09%, 3/14/27. . . .	8,178	8,047
L2785495.UP.FTS.B, 17.96%, 3/14/27. . . .		3,335	3,290	L2785730.UP.FTS.B, 19.13%, 3/14/27. . . .	22,642	22,440
L2785895.UP.FTS.B, 17.97%, 3/14/27. . . .		19,893	19,571	FW2754559.UP.FTS.B, 19.14%, 3/14/27.. .	22,602	22,302
L2783820.UP.FTS.B, 17.99%, 3/14/27. . . .		34,320	33,865	FW2787713.UP.FTS.B, 19.15%, 3/14/27.. .	8,102	7,989
L2784843.UP.FTS.B, 18.02%, 3/14/27. . . .		11,156	2,889	FW2780787.UP.FTS.B, 19.16%, 3/14/27.. .	12,658	12,452

138	Annual Report	The accompanying notes are an integral part of these financial statements.			franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
	Principal			Principal
Description	Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)			Upstart Network, Inc. (continued)
FW2785207.UP.FTS.B, 19.16%, 3/14/27.. .	$ 22,573	$22,209	L2784927.UP.FTS.B, 20.04%, 3/14/27. . . .	$ 7,025	$6,711
L2781882.UP.FTS.B, 19.22%, 3/14/27. . . .	8,793	8,258	FW2785877.UP.FTS.B, 20.08%, 3/14/27.. .	4,804	4,740
L2783530.UP.FTS.B, 19.22%, 3/14/27. . . .	4,522	4,448	FW2787084.UP.FTS.B, 20.12%, 3/14/27.. .	5,892	5,796
L2787505.UP.FTS.B, 19.22%, 3/14/27. . . .	2,512	2,389	L2788756.UP.FTS.B, 20.13%, 3/14/27. . . .	14,866	14,715
FW2779984.UP.FTS.B, 19.29%, 3/14/27.. .	7,287	7,169	L2783601.UP.FTS.B, 20.15%, 3/14/27. . . .	7,599	230
L2779286.UP.FTS.B, 19.31%, 3/14/27. . . .	5,427	5,339	L2780471.UP.FTS.B, 20.16%, 3/14/27. . . .	5,439	5,351
L2780702.UP.FTS.B, 19.32%, 3/14/27. . . .	20,015	18,786	L2785428.UP.FTS.B, 20.21%, 3/14/27. . . .	3,629	3,581
L2785478.UP.FTS.B, 19.34%, 3/14/27. . . .	45,230	44,495	L2779074.UP.FTS.B, 20.27%, 3/14/27. . . .	5,288	5,200
FW2784356.UP.FTS.B, 19.36%, 3/14/27.. .	11,217	11,117	L2782817.UP.FTS.B, 20.32%, 3/14/27. . . .	20,489	3,056
L2772898.UP.FTS.B, 19.36%, 3/14/27. . . .	36,186	35,815	L2782852.UP.FTS.B, 20.32%, 3/14/27. . . .	998	987
L2788944.UP.FTS.B, 19.36%, 3/14/27. . . .	45,230	44,631	L2780204.UP.FTS.B, 20.34%, 3/14/27. . . .	9,003	8,857
L2781072.UP.FTS.B, 19.38%, 3/14/27. . . .	3,980	3,928	L2789071.UP.FTS.B, 20.34%, 3/14/27. . . .	13,605	13,385
L2786225.UP.FTS.B, 19.38%, 3/14/27. . . .	12,396	12,195	FW2780713.UP.FTS.B, 20.36%, 3/14/27.. .	15,782	15,526
L2787510.UP.FTS.B, 19.38%, 3/14/27. . . .	19,513	19,197	L2790430.UP.FTS.B, 20.37%, 3/14/27. . . .	18,141	17,902
L2780753.UP.FTS.B, 19.39%, 3/14/27. . . .	20,627	20,290	L2783368.UP.FTS.B, 20.38%, 3/14/27. . . .	7,573	2,182
L2784108.UP.FTS.B, 19.4%, 3/14/27. . . . .	19,608	18,417	L2781217.UP.FTS.B, 20.42%, 3/14/27. . . .	11,774	11,660
FW2779751.UP.FTS.B, 19.43%, 3/14/27.. .	3,619	3,560	L2782188.UP.FTS.B, 20.46%, 3/14/27. . . .	13,249	13,113
L2783953.UP.FTS.B, 19.43%, 3/14/27. . . .	2,262	2,232	L2789118.UP.FTS.B, 20.49%, 3/14/27 . . . .	13,491	13,312
L2785370.UP.FTS.B, 19.45%, 3/14/27. . . .	19,725	19,405	L2783485.UP.FTS.B, 20.5%, 3/14/27. . . . .	13,637	13,459
FW2785518.UP.FTS.B, 19.46%, 3/14/27.. .	14,840	14,599	FW2783065.UP.FTS.B, 20.52%, 3/14/27.. .	4,015	3,976
L2780125.UP.FTS.B, 19.47%, 3/14/27. . . .	19,907	19,644	L2779878.UP.FTS.B, 20.54%, 3/14/27. . . .	12,704	12,592
L2790127.UP.FTS.B, 19.48%, 3/14/27. . . .	9,681	9,553	L2788741.UP.FTS.B, 20.54%, 3/14/27. . . .	5,082	4,999
L2784624.UP.FTS.B, 19.51%, 3/14/27. . . .	10,038	9,423	FW2784389.UP.FTS.B, 20.56%, 3/14/27.. .	2,995	2,964
L2781083.UP.FTS.B, 19.56%, 3/14/27. . . .	3,592	3,544	FW2788480.UP.FTS.B, 20.56%, 3/14/27.. .	6,018	1,737
FW2785941.UP.FTS.B, 19.58%, 3/14/27.. .	17,113	527	L2781714.UP.FTS.B, 20.56%, 3/14/27. . . .	22,660	22,302
L2784181.UP.FTS.B, 19.58%, 3/14/27. . . .	22,521	22,158	L2782942.UP.FTS.B, 20.56%, 3/14/27. . . .	9,619	9,464
L2782824.UP.FTS.B, 19.61%, 3/14/27. . . .	9,867	9,707	FW2789665.UP.FTS.B, 20.58%, 3/14/27.. .	4,226	306
L2780683.UP.FTS.B, 19.62%, 3/14/27. . . .	8,429	479	L2785210.UP.FTS.B, 20.6%, 3/14/27. . . . .	6,698	1,814
L2780902.UP.FTS.B, 19.63%, 3/14/27. . . .	6,427	6,323	L2784645.UP.FTS.B, 20.66%, 3/14/27. . . .	1,858	1,825
L2785354.UP.FTS.B, 19.65%, 3/14/27. . . .	3,712	3,663	FW2785996.UP.FTS.B, 20.67%, 3/14/27.. .	4,902	4,823
FW2780425.UP.FTS.B, 19.66%, 3/14/27.. .	13,580	13,400	FW2782809.UP.FTS.B, 20.69%, 3/14/27.. .	4,993	4,912
FW2783399.UP.FTS.B, 19.68%, 3/14/27.. .	4,985	4,904	L2781794.UP.FTS.B, 20.69%, 3/14/27. . . .	12,514	12,307
L2780913.UP.FTS.B, 19.68%, 3/14/27. . . .	5,795	5,718	FW2786190.UP.FTS.B, 20.74%, 3/14/27.. .	4,856	4,791
FW2782056.UP.FTS.B, 19.7%, 3/14/27.. . .	7,342	7,245	FW2781564.UP.FTS.B, 20.75%, 3/14/27.. .	2,996	2,948
L2787013.UP.FTS.B, 19.7%, 3/14/27. . . . .	7,839	7,714	FW2785244.UP.FTS.B, 20.75%, 3/14/27.. .	6,898	6,786
L2789596.UP.FTS.B, 19.71%, 3/14/27. . . .	5,071	5,003	L2785821.UP.FTS.B, 20.75%, 3/14/27. . . .	3,995	3,930
L2790185.UP.FTS.B, 19.71%, 3/14/27. . . .	10,757	10,612	FW2785451.UP.FTS.B, 20.8%, 3/14/27.. . .	25,122	24,724
L2782557.UP.FTS.B, 19.73%, 3/14/27. . . .	9,872	9,741	FW2787933.UP.FTS.B, 20.81%, 3/14/27.. .	18,214	17,922
L2789528.UP.FTS.B, 19.75%, 3/14/27. . . .	4,201	4,120	FW2780653.UP.FTS.B, 20.84%, 3/14/27.. .	9,957	9,798
L2776323.UP.FTS.B, 19.76%, 3/14/27. . . .	14,480	14,245	L2786023.UP.FTS.B, 20.84%, 3/14/27. . . .	6,357	6,293
L2781903.UP.FTS.B, 19.77%, 3/14/27. . . .	13,584	13,463	L2786517.UP.FTS.B, 20.9%, 3/14/27. . . . .	14,931	14,680
L2789061.UP.FTS.B, 19.78%, 3/14/27. . . .	1,399	1,375	L2785557.UP.FTS.B, 20.92%, 3/14/27. . . .	1,038	74
FW2786060.UP.FTS.B, 19.8%, 3/14/27.. . .	3,582	3,534	L2790205.UP.FTS.B, 20.92%, 3/14/27. . . .	1,544	1,519
L2784343.UP.FTS.B, 19.81%, 3/14/27. . . .	4,529	4,455	FW2780991.UP.FTS.B, 20.95%, 3/14/27.. .	7,923	7,797
L2785329.UP.FTS.B, 19.82%, 3/14/27. . . .	6,974	6,861	L2784917.UP.FTS.B, 20.96%, 3/14/27. . . .	31,795	31,283
L2780611.UP.FTS.B, 19.83%, 3/14/27 . . . .	7,880	7,752	FW2789132.UP.FTS.B, 21%, 3/14/27.. . . .	7,813	7,687
L2782244.UP.FTS.B, 19.84%, 3/14/27. . . .	4,998	4,693	L2780447.UP.FTS.B, 21.03%, 3/14/27. . . .	3,420	3,374
L2785103.UP.FTS.B, 19.85%, 3/14/27. . . .	390	385	FW2783376.UP.FTS.B, 21.04%, 3/14/27.. .	3,998	3,934
L2780515.UP.FTS.B, 19.86%, 3/14/27. . . .	6,238	445	L2784285.UP.FTS.B, 21.04%, 3/14/27. . . .	2,649	2,622
L2782116.UP.FTS.B, 19.9%, 3/14/27 . . . . .	15,778	14,809	L2785009.UP.FTS.B, 21.06%, 3/14/27. . . .	15,720	15,466
FW2784189.UP.FTS.B, 19.91%, 3/14/27.. .	9,556	9,467	FW2783063.UP.FTS.B, 21.08%, 3/14/27.. .	9,087	8,941
L2771055.UP.FTS.B, 19.91%, 3/14/27. . . .	6,342	6,277	L2785764.UP.FTS.B, 21.12%, 3/14/27. . . .	7,819	7,350
L2781737.UP.FTS.B, 19.91%, 3/14/27. . . .	4,493	4,433	L2762778.UP.FTS.B, 21.15%, 3/14/27. . . .	5,453	5,365
L2782045.UP.FTS.B, 19.92%, 3/14/27. . . .	14,319	14,130	L2783728.UP.FTS.B, 21.18%, 3/14/27. . . .	3,000	2,951
FW2781890.UP.FTS.B, 19.93%, 3/14/27.. .	9,974	9,815	L2778435.UP.FTS.B, 21.2%, 3/14/27. . . . .	2,000	1,968
L2782730.UP.FTS.B, 19.94%, 3/14/27. . . .	9,060	8,913	FW2784043.UP.FTS.B, 21.22%, 3/14/27.. .	3,106	224
L2784726.UP.FTS.B, 19.97%, 3/14/27. . . .	14,860	14,708	FW2783359.UP.FTS.B, 21.23%, 3/14/27.. .	15,454	15,205
L2785429.UP.FTS.B, 20%, 3/14/27.. . . . . .	3,965	3,901	L2780075.UP.FTS.B, 21.23%, 3/14/27. . . .	20,930	20,654

franklintempleton.com	The accompanying notes are an integral part of these financial statements.			Annual Report	139

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
		Principal			Principal
Description		Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)				Upstart Network, Inc. (continued)
FW2779425.UP.FTS.B, 21.27%, 3/14/27.. . $		9,991	$9,834	L2779978.UP.FTS.B, 22.26%, 3/14/27. . . .	$ 4,557	$4,484
FW2780777.UP.FTS.B, 21.29%, 3/14/27.. .		3,002	2,953	L2783657.UP.FTS.B, 22.26%, 3/14/27. . . .	9,935	9,775
L2780757.UP.FTS.B, 21.34%, 3/14/27. . . .		1,546	1,530	L2785258.UP.FTS.B, 22.27%, 3/14/27. . . .	25,612	25,355
FW2788633.UP.FTS.B, 21.36%, 3/14/27.. .		3,422	3,367	L2780882.UP.FTS.B, 22.29%, 3/14/27. . . .	8,386	8,302
L2785878.UP.FTS.B, 21.36%, 3/14/27. . . .		1,364	1,350	L2784609.UP.FTS.B, 22.31%, 3/14/27. . . .	5,834	5,758
FW2781849.UP.FTS.B, 21.39%, 3/14/27.. .		9,094	8,948	L2780535.UP.FTS.B, 22.33%, 3/14/27. . . .	903	886
FW2781871.UP.FTS.B, 21.39%, 3/14/27.. .		9,822	9,664	L2780097.UP.FTS.B, 22.4%, 3/14/27. . . . .	5,268	5,219
FW2783027.UP.FTS.B, 21.39%, 3/14/27.. .		19,751	19,552	L2781968.UP.FTS.B, 22.4%, 3/14/27. . . . .	9,118	9,026
L2783471.UP.FTS.B, 21.41%, 3/14/27. . . .		9,142	8,997	L2780470.UP.FTS.B, 22.46%, 3/14/27. . . .	4,560	4,514
FW2789740.UP.FTS.B, 21.46%, 3/14/27.. .		13,644	13,466	L2784446.UP.FTS.B, 22.46%, 3/14/27. . . .	4,109	3,863
L2787046.UP.FTS.B, 21.46%, 3/14/27. . . .		2,045	1,921	L2780797.UP.FTS.B, 22.54%, 3/14/27. . . .	5,472	5,418
L2784388.UP.FTS.B, 21.47%, 3/14/27. . . .		4,135	4,060	L2786010.UP.FTS.B, 22.55%, 3/14/27. . . .	20,064	19,889
L2784444.UP.FTS.B, 21.47%, 3/14/27. . . .		4,002	3,938	FW2790759.UP.FTS.B, 22.58%, 3/14/27.. .	8,850	8,761
L2785139.UP.FTS.B, 21.47%, 3/14/27. . . .		8,914	8,824	L2787644.UP.FTS.B, 22.58%, 3/14/27. . . .	20,068	19,807
L2789869.UP.FTS.B, 21.53%, 3/14/27. . . .		7,005	6,935	L2783196.UP.FTS.B, 22.61%, 3/14/27. . . .	44,858	44,410
FW2789765.UP.FTS.B, 21.55%, 3/14/27.. .		18,197	18,013	FW2784227.UP.FTS.B, 22.62%, 3/14/27.. .	3,467	3,432
L2779350.UP.FTS.B, 21.55%, 3/14/27. . . .		6,187	147	FW2781920.UP.FTS.B, 22.63%, 3/14/27.. .	3,923	3,884
L2789337.UP.FTS.B, 21.56%, 3/14/27. . . .		37,121	36,635	L2784421.UP.FTS.B, 22.65%, 3/14/27. . . .	20,984	20,648
FW2786256.UP.FTS.B, 21.58%, 3/14/27.. .		7,666	7,565	FW2786125.UP.FTS.B, 22.66%, 3/14/27.. .	19,706	19,509
L2782008.UP.FTS.B, 21.58%, 3/14/27. . . .		1,547	1,531	FW2784685.UP.FTS.B, 22.67%, 3/14/27.. .	2,268	2,237
L2773530.UP.FTS.B, 21.6%, 3/14/27. . . . .		8,189	8,057	FW2784073.UP.FTS.B, 22.68%, 3/14/27.. .	17,582	17,285
L2786557.UP.FTS.B, 21.6%, 3/14/27. . . . .		13,421	315	L2783023.UP.FTS.B, 22.68%, 3/14/27. . . .	6,629	6,539
L2780344.UP.FTS.B, 21.61%, 3/14/27. . . .		3,197	232	FW2784182.UP.FTS.B, 22.7%, 3/14/27.. . .	6,895	6,830
L2790163.UP.FTS.B, 21.62%, 3/14/27. . . .		3,003	2,955	L2782562.UP.FTS.B, 22.7%, 3/14/27. . . . .	10,949	10,840
L2785432.UP.FTS.B, 21.63%, 3/14/27. . . .		7,280	7,216	FW2788584.UP.FTS.B, 22.8%, 3/14/27.. . .	11,956	11,836
L2758459.UP.FTS.B, 21.67%, 3/14/27. . . .		9,200	1,356	FW2777044.UP.FTS.B, 22.81%, 3/14/27.. .	3,976	3,921
L2784140.UP.FTS.B, 21.67%, 3/14/27. . . .		10,943	10,834	FW2753534.UP.FTS.B, 22.82%, 3/14/27.. .	9,128	9,010
L2785864.UP.FTS.B, 21.67%, 3/14/27. . . .		4,189	104	FW2784654.UP.FTS.B, 22.82%, 3/14/27.. .	2,098	43
L2782992.UP.FTS.B, 21.68%, 3/14/27. . . .		18,202	17,910	L2781656.UP.FTS.B, 22.82%, 3/14/27. . . .	4,927	4,848
FW2786747.UP.FTS.B, 21.7%, 3/14/27.. . .		3,654	3,602	L2780837.UP.FTS.B, 22.86%, 3/14/27. . . .	9,084	8,939
FW2785547.UP.FTS.B, 21.71%, 3/14/27.. .		7,099	7,037	FW2786104.UP.FTS.B, 22.87%, 3/14/27.. .	3,555	1,029
FW2783166.UP.FTS.B, 21.74%, 3/14/27.. .		897	885	FW2781557.UP.FTS.B, 22.9%, 3/14/27.. . .	45,644	45,187
L2788222.UP.FTS.B, 21.74%, 3/14/27. . . .		11,162	11,049	FW2784959.UP.FTS.B, 22.93%, 3/14/27.. .	9,769	9,671
L2790540.UP.FTS.B, 21.79%, 3/14/27. . . .		10,925	10,815	L2785473.UP.FTS.B, 22.94%, 3/14/27. . . .	9,134	9,043
FW2784824.UP.FTS.B, 21.8%, 3/14/27.. . .		2,549	2,523	FW2782255.UP.FTS.B, 22.97%, 3/14/27.. .	9,189	9,101
L2785736.UP.FTS.B, 21.81%, 3/14/27. . . .		12,627	1,882	FW2787840.UP.FTS.B, 22.97%, 3/14/27.. .	2,283	2,246
L2782941.UP.FTS.B, 21.84%, 3/14/27. . . .		2,755	2,728	L2785540.UP.FTS.B, 22.99%, 3/14/27. . . .	4,018	3,978
L2785656.UP.FTS.B, 21.86%, 3/14/27. . . .		8,923	8,833	FW2784934.UP.FTS.B, 23%, 3/14/27.. . . .	19,358	19,165
FW2789308.UP.FTS.B, 21.87%, 3/14/27.. .		4,371	4,300	L2779888.UP.FTS.B, 23%, 3/14/27.. . . . . .	9,770	9,673
L2784758.UP.FTS.B, 21.87%, 3/14/27. . . .		196	193	L2787316.UP.FTS.B, 23.04%, 3/14/27. . . .	15,922	15,771
FW2784365.UP.FTS.B, 21.9%, 3/14/27.. . .		1,002	992	L2780183.UP.FTS.B, 23.06%, 3/14/27. . . .	7,338	7,268
L2781510.UP.FTS.B, 21.9%, 3/14/27. . . . .		4,317	4,123	L2784662.UP.FTS.B, 23.09%, 3/14/27. . . .	4,475	4,431
FW2782801.UP.FTS.B, 21.92%, 3/14/27.. .		4,908	4,863	FW2784618.UP.FTS.B, 23.12%, 3/14/27.. .	20,782	20,445
L2782578.UP.FTS.B, 21.93%, 3/14/27. . . .		9,107	8,960	FW2786356.UP.FTS.B, 23.15%, 3/14/27.. .	12,192	11,538
L2787728.UP.FTS.B, 21.93%, 3/14/27. . . .		19,853	19,653	FW2780202.UP.FTS.B, 23.19%, 3/14/27.. .	4,933	4,854
L2786180.UP.FTS.B, 21.96%, 3/14/27. . . .		12,209	880	L2761841.UP.FTS.B, 23.22%, 3/14/27. . . .	9,136	9,018
FW2780135.UP.FTS.B, 21.97%, 3/14/27.. .		9,928	9,828	L2785554.UP.FTS.B, 23.22%, 3/14/27. . . .	11,877	11,688
FW2789174.UP.FTS.B, 21.99%, 3/14/27.. .		9,108	8,962	L2784336.UP.FTS.B, 23.23%, 3/14/27. . . .	10,964	10,854
FW2785285.UP.FTS.B, 22%, 3/14/27.. . . .		9,363	8,804	L2785264.UP.FTS.B, 23.25%, 3/14/27. . . .	954	938
L2784561.UP.FTS.B, 22.05%, 3/14/27. . . .		8,609	8,518	L2784879.UP.FTS.B, 23.27%, 3/14/27. . . .	25,770	25,513
L2785737.UP.FTS.B, 22.05%, 3/14/27. . . .		11,868	11,750	L2760019.UP.FTS.B, 23.32%, 3/14/27. . . .	2,286	2,249
FW2784161.UP.FTS.B, 22.07%, 3/14/27.. .		5,342	5,272	L2783934.UP.FTS.B, 23.32%, 3/14/27. . . .	10,514	10,409
FW2782553.UP.FTS.B, 22.13%, 3/14/27.. .		9,112	8,965	FW2781643.UP.FTS.B, 23.35%, 3/14/27.. .	8,382	600
FW2785552.UP.FTS.B, 22.13%, 3/14/27.. .		8,382	8,248	L2782223.UP.FTS.B, 23.37%, 3/14/27. . . .	6,855	6,745
FW2781801.UP.FTS.B, 22.17%, 3/14/27.. .		4,747	4,667	FW2784660.UP.FTS.B, 23.39%, 3/14/27.. .	11,600	11,484
L2783252.UP.FTS.B, 22.19%, 3/14/27. . . .		3,979	3,941	L2780091.UP.FTS.B, 23.39%, 3/14/27. . . .	5,941	5,846
L2782604.UP.FTS.B, 22.2%, 3/14/27. . . . .		5,924	5,829	L2783070.UP.FTS.B, 23.43%, 3/14/27. . . .	25,060	23,704
L2785618.UP.FTS.B, 22.23%, 3/14/27. . . .		20,779	20,570	FW2788561.UP.FTS.B, 23.46%, 3/14/27.. .	7,405	7,331

140	Annual Report	The accompanying notes are an integral part of these financial statements.			franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
	Principal			Principal
Description	Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)			Upstart Network, Inc. (continued)
FW2782011.UP.FTS.B, 23.47%, 3/14/27.. .	$ 5,485	$5,430	FW2784019.UP.FTS.B, 24.41%, 3/14/27.. . $ 2,943		$2,914
L2761176.UP.FTS.B, 23.49%, 3/14/27 . . . .	5,395	5,325	L2787675.UP.FTS.B, 24.41%, 3/14/27. . . .	3,024	2,976
L2782909.UP.FTS.B, 23.52%, 3/14/27. . . .	4,026	3,986	L2780368.UP.FTS.B, 24.46%, 3/14/27. . . .	1,843	1,825
L2786831.UP.FTS.B, 23.53%, 3/14/27. . . .	2,560	2,535	FW2781651.UP.FTS.B, 24.5%, 3/14/27.. . .	3,823	50
FW2783910.UP.FTS.B, 23.55%, 3/14/27.. .	2,215	2,179	L2789467.UP.FTS.B, 24.5%, 3/14/27. . . . .	7,240	7,168
L2785861.UP.FTS.B, 23.55%, 3/14/27. . . .	1,632	1,606	L2785189.UP.FTS.B, 24.51%, 3/14/27. . . .	31,527	31,215
L2781260.UP.FTS.B, 23.57%, 3/14/27. . . .	3,475	3,440	FW2786034.UP.FTS.B, 24.53%, 3/14/27.. .	5,260	379
L2782859.UP.FTS.B, 23.57%, 3/14/27. . . .	18,696	5,403	L2780976.UP.FTS.B, 24.53%, 3/14/27. . . .	3,702	3,668
FW2784430.UP.FTS.B, 23.6%, 3/14/27.. . .	6,950	6,839	L2783176.UP.FTS.B, 24.55%, 3/14/27. . . .	4,580	4,535
L2785160.UP.FTS.B, 23.61%, 3/14/27. . . .	4,024	3,960	L2780408.UP.FTS.B, 24.56%, 3/14/27. . . .	33,703	2,425
L2782694.UP.FTS.B, 23.62%, 3/14/27. . . .	9,157	9,067	L2784521.UP.FTS.B, 24.56%, 3/14/27. . . .	956	14
FW2780693.UP.FTS.B, 23.64%, 3/14/27.. .	1,553	1,538	FW2789662.UP.FTS.B, 24.58%, 3/14/27.. .	18,542	17,541
FW2788638.UP.FTS.B, 23.68%, 3/14/27.. .	3,119	465	FW2784794.UP.FTS.B, 24.59%, 3/14/27.. .	3,667	3,630
L2786303.UP.FTS.B, 23.68%, 3/14/27. . . .	4,071	3,851	L2789217.UP.FTS.B, 24.59%, 3/14/27. . . .	5,500	5,446
FW2783416.UP.FTS.B, 23.69%, 3/14/27.. .	1,587	1,491	FW2787277.UP.FTS.B, 24.63%, 3/14/27.. .	9,240	8,746
L2785417.UP.FTS.B, 23.7%, 3/14/27. . . . .	2,225	2,184	L2785580.UP.FTS.B, 24.64%, 3/14/27. . . .	906	891
FW2782070.UP.FTS.B, 23.71%, 3/14/27.. .	15,933	1,142	FW2786154.UP.FTS.B, 24.69%, 3/14/27.. .	4,007	3,944
L2780981.UP.FTS.B, 23.73%, 3/14/27. . . .	2,287	2,264	L2788945.UP.FTS.B, 24.69%, 3/14/27. . . .	1,351	28
FW2782598.UP.FTS.B, 23.76%, 3/14/27.. .	4,025	3,985	FW2784504.UP.FTS.B, 24.71%, 3/14/27.. .	4,035	3,995
FW2779943.UP.FTS.B, 23.77%, 3/14/27.. .	4,264	4,182	L2790168.UP.FTS.B, 24.71%, 3/14/27. . . .	3,978	3,923
FW2789256.UP.FTS.B, 23.77%, 3/14/27.. .	39,558	11,107	L2763354.UP.FTS.B, 24.72%, 3/14/27. . . .	9,178	9,087
L2786981.UP.FTS.B, 23.77%, 3/14/27. . . .	2,196	156	L2780767.UP.FTS.B, 24.74%, 3/14/27. . . .	3,379	3,344
L2777367.UP.FTS.B, 23.84%, 3/14/27. . . .	7,961	7,882	FW2789200.UP.FTS.B, 24.76%, 3/14/27.. .	9,171	9,080
L2785703.UP.FTS.B, 23.84%, 3/14/27. . . .	46,841	44,318	L2785834.UP.FTS.B, 24.76%, 3/14/27. . . .	23,260	22,010
L2787821.UP.FTS.B, 23.85%, 3/14/27. . . .	3,576	3,517	FW2783832.UP.FTS.B, 24.77%, 3/14/27.. .	7,162	6,780
FW2781390.UP.FTS.B, 23.87%, 3/14/27.. .	3,020	2,990	L2782914.UP.FTS.B, 24.81%, 3/14/27. . . .	5,000	4,953
L2782820.UP.FTS.B, 23.87%, 3/14/27. . . .	1,230	1,217	FW2785616.UP.FTS.B, 24.82%, 3/14/27.. .	4,402	4,359
L2780834.UP.FTS.B, 23.88%, 3/14/27. . . .	3,909	3,869	L2781646.UP.FTS.B, 24.82%, 3/14/27. . . .	1,385	1,363
L2755133.UP.FTS.B, 23.9%, 3/14/27. . . . .	9,975	9,876	L2785436.UP.FTS.B, 24.82%, 3/14/27. . . .	1,284	1,271
L2779812.UP.FTS.B, 23.92%, 3/14/27. . . .	6,545	6,444	FW2773993.UP.FTS.B, 24.86%, 3/14/27.. .	11,015	10,841
L2782516.UP.FTS.B, 23.94%, 3/14/27. . . .	6,864	6,755	L2782406.UP.FTS.B, 24.86%, 3/14/27. . . .	1,387	1,374
FW2782245.UP.FTS.B, 23.97%, 3/14/27.. .	3,478	3,444	FW2785579.UP.FTS.B, 24.87%, 3/14/27.. .	1,550	1,535
L2785033.UP.FTS.B, 23.98%, 3/14/27. . . .	2,746	2,719	L2780171.UP.FTS.B, 24.87%, 3/14/27. . . .	911	895
L2782059.UP.FTS.B, 23.99%, 3/14/27. . . .	7,243	7,172	L2780108.UP.FTS.B, 24.9%, 3/14/27. . . . .	1,092	1,082
L2782866.UP.FTS.B, 24.04%, 3/14/27. . . .	9,293	8,793	L2780668.UP.FTS.B, 24.9%, 3/14/27. . . . .	1,009	999
L2785483.UP.FTS.B, 24.04%, 3/14/27. . . .	22,880	22,653	L2786424.UP.FTS.B, 24.9%, 3/14/27. . . . .	2,752	2,725
FW2783257.UP.FTS.B, 24.06%, 3/14/27.. .	3,213	3,182	FW2789519.UP.FTS.B, 24.91%, 3/14/27.. .	3,027	2,997
FW2788985.UP.FTS.B, 24.06%, 3/14/27.. .	6,408	6,345	FW2787364.UP.FTS.B, 24.92%, 3/14/27.. .	5,046	4,996
FW2781228.UP.FTS.B, 24.08%, 3/14/27.. .	18,323	5,309	L2784041.UP.FTS.B, 24.92%, 3/14/27. . . .	5,206	5,158
L2785874.UP.FTS.B, 24.08%, 3/14/27. . . .	8,266	8,187	FW2786639.UP.FTS.B, 24.93%, 3/14/27.. .	29,870	28,062
FW2789306.UP.FTS.B, 24.13%, 3/14/27.. .	27,672	27,411	L2783320.UP.FTS.B, 24.93%, 3/14/27. . . .	1,835	1,817
L2785916.UP.FTS.B, 24.17%, 3/14/27. . . .	9,890	9,792	L2789092.UP.FTS.B, 24.93%, 3/14/27. . . .	44,953	44,509
FW2783759.UP.FTS.B, 24.2%, 3/14/27.. . .	2,015	1,995	FW2781259.UP.FTS.B, 24.94%, 3/14/27.. .	2,014	1,995
FW2789810.UP.FTS.B, 24.24%, 3/14/27.. .	1,853	1,753	L2787716.UP.FTS.B, 24.94%, 3/14/27. . . .	1,480	1,466
L2777858.UP.FTS.B, 24.24%, 3/14/27. . . .	3,206	3,155	FW2786578.UP.FTS.B, 24.96%, 3/14/27.. .	4,037	3,997
L2785772.UP.FTS.B, 24.26%, 3/14/27. . . .	6,305	98	L2781584.UP.FTS.B, 24.97%, 3/14/27. . . .	1,704	496
FW2786063.UP.FTS.B, 24.27%, 3/14/27.. .	13,740	13,604	L2788648.UP.FTS.B, 24.97%, 3/14/27. . . .	3,318	3,280
FW2787432.UP.FTS.B, 24.27%, 3/14/27.. .	18,320	18,138	FW2789180.UP.FTS.B, 24.98%, 3/14/27.. .	3,982	3,944
FW2782192.UP.FTS.B, 24.29%, 3/14/27.. .	32,497	30,773	L2782113.UP.FTS.B, 24.98%, 3/14/27 . . . .	1,604	1,588
L2780844.UP.FTS.B, 24.29%, 3/14/27. . . .	1,374	1,360	L2782951.UP.FTS.B, 24.98%, 3/14/27. . . .	5,413	5,327
FW2780840.UP.FTS.B, 24.31%, 3/14/27.. .	28,923	28,635	L2780392.UP.FTS.B, 24.99%, 3/14/27. . . .	4,781	61
L2781049.UP.FTS.B, 24.35%, 3/14/27. . . .	27,226	26,965	L2785666.UP.FTS.B, 24.99%, 3/14/27. . . .	7,767	1,156
FW2785302.UP.FTS.B, 24.36%, 3/14/27.. .	7,166	7,096	FW2780263.UP.FTS.B, 25%, 3/14/27.. . . .	4,030	3,994
L2782467.UP.FTS.B, 24.36%, 3/14/27. . . .	16,491	16,328	FW2785281.UP.FTS.B, 25%, 3/14/27.. . . .	2,110	2,090
L2786696.UP.FTS.B, 24.36%, 3/14/27. . . .	955	143	L2782686.UP.FTS.B, 25%, 3/14/27.. . . . . .	14,681	14,536
FW2785584.UP.FTS.B, 24.37%, 3/14/27.. .	3,381	3,314	L2788674.UP.FTS.B, 25.02%, 3/14/27. . . .	1,009	999
L2784096.UP.FTS.B, 24.39%, 3/14/27. . . .	12,010	238	FW2780348.UP.FTS.B, 25.03%, 3/14/27.. .	5,112	1,484
L2786186.UP.FTS.B, 24.4%, 3/14/27. . . . .	13,700	13,484	L2762758.UP.FTS.B, 25.04%, 3/14/27. . . .	2,937	2,908

franklintempleton.com	The accompanying notes are an integral part of these financial statements.			Annual Report	141

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
		Principal			Principal
Description		Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)				Upstart Network, Inc. (continued)
L2762807.UP.FTS.B, 25.04%, 3/14/27. . . .		$ 1,285	$1,272	L2782339.UP.FTS.B, 25.34%, 3/14/27. . . .	$ 1,413	$1,397
L2782815.UP.FTS.B, 25.05%, 3/14/27. . . .		974	70	L2783030.UP.FTS.B, 25.34%, 3/14/27. . . .	11,255	11,143
L2788073.UP.FTS.B, 25.08%, 3/14/27. . . .		1,052	13	L2785122.UP.FTS.B, 25.34%, 3/14/27. . . .	1,561	1,546
L2782211.UP.FTS.B, 25.12%, 3/14/27 . . . .		3,743	3,708	L2779712.UP.FTS.B, 25.35%, 3/14/27. . . .	2,204	2,182
L2788622.UP.FTS.B, 25.12%, 3/14/27. . . .		7,905	7,827	L2783282.UP.FTS.B, 25.35%, 3/14/27. . . .	1,461	1,448
L2789388.UP.FTS.B, 25.13%, 3/14/27. . . .		1,059	158	L2785055.UP.FTS.B, 25.35%, 3/14/27. . . .	2,085	310
FW2786218.UP.FTS.B, 25.14%, 3/14/27.. .		7,435	7,361	FW2784870.UP.FTS.B, 25.36%, 3/14/27.. .	7,071	7,002
L2781286.UP.FTS.B, 25.14%, 3/14/27. . . .		3,213	3,181	L2758245.UP.FTS.B, 25.36%, 3/14/27. . . .	6,021	5,914
L2784225.UP.FTS.B, 25.14%, 3/14/27. . . .		947	141	L2783459.UP.FTS.B, 25.36%, 3/14/27. . . .	4,225	4,183
L2771517.UP.FTS.B, 25.15%, 3/14/27. . . .		950	934	L2785851.UP.FTS.B, 25.36%, 3/14/27. . . .	1,052	12
L2782036.UP.FTS.B, 25.15%, 3/14/27. . . .		918	909	L2789222.UP.FTS.B, 25.36%, 3/14/27. . . .	1,476	1,462
L2785611.UP.FTS.B, 25.15%, 3/14/27 . . . .		1,032	290	L2766318.UP.FTS.B, 25.37%, 3/14/27. . . .	10,587	1,574
FW2779775.UP.FTS.B, 25.16%, 3/14/27.. .		3,213	3,181	L2782190.UP.FTS.B, 25.37%, 3/14/27. . . .	1,064	1,046
FW2780910.UP.FTS.B, 25.16%, 3/14/27.. .		6,838	6,774	L2788621.UP.FTS.B, 25.37%, 3/14/27. . . .	5,746	5,693
FW2786251.UP.FTS.B, 25.16%, 3/14/27.. .		28,910	4,361	L2779717.UP.FTS.B, 25.38%, 3/14/27. . . .	1,469	1,455
L2780203.UP.FTS.B, 25.16%, 3/14/27. . . .		1,255	89	L2786791.UP.FTS.B, 25.38%, 3/14/27. . . .	1,056	1,044
FW2784065.UP.FTS.B, 25.17%, 3/14/27.. .		12,125	11,934	L2787407.UP.FTS.B, 25.38%, 3/14/27. . . .	3,306	3,274
L2782121.UP.FTS.B, 25.17%, 3/14/27. . . .		7,744	7,664	FW2786988.UP.FTS.B, 25.39%, 3/14/27.. .	1,033	977
L2785652.UP.FTS.B, 25.17%, 3/14/27. . . .		8,170	8,089	L2780613.UP.FTS.B, 25.39%, 3/14/27. . . .	6,061	6,002
FW2783634.UP.FTS.B, 25.18%, 3/14/27.. .		7,268	7,200	L2781090.UP.FTS.B, 25.39%, 3/14/27. . . .	1,579	1,494
FW2784381.UP.FTS.B, 25.18%, 3/14/27.. .		1,887	1,865	L2781639.UP.FTS.B, 25.39%, 3/14/27. . . .	1,949	140
FW2782493.UP.FTS.B, 25.19%, 3/14/27.. .		2,021	2,001	L2782789.UP.FTS.B, 25.4%, 3/14/27. . . . .	3,475	1,011
L2783148.UP.FTS.B, 25.19%, 3/14/27. . . .		4,773	4,733	L2780553.UP.FTS.B, 25.41%, 3/14/27. . . .	1,378	1,364
L2783409.UP.FTS.B, 25.19%, 3/14/27. . . .		5,162	5,112	L2784514.UP.FTS.B, 25.41%, 3/14/27. . . .	1,286	1,273
L2784278.UP.FTS.B, 25.19%, 3/14/27. . . .		1,193	1,182	L2788160.UP.FTS.B, 25.41%, 3/14/27. . . .	3,306	3,274
FW2785903.UP.FTS.B, 25.2%, 3/14/27.. . .		7,988	7,910	FW2786974.UP.FTS.B, 25.42%, 3/14/27.. .	3,031	3,001
L2783822.UP.FTS.B, 25.2%, 3/14/27. . . . .		1,555	1,541	L2780048.UP.FTS.B, 25.42%, 3/14/27. . . .	7,821	556
L2786161.UP.FTS.B, 25.2%, 3/14/27. . . . .		4,051	3,987	L2780699.UP.FTS.B, 25.42%, 3/14/27. . . .	3,996	287
L2756043.UP.FTS.B, 25.21%, 3/14/27. . . .		6,939	6,874	L2781498.UP.FTS.B, 25.42%, 3/14/27. . . .	9,357	672
L2785715.UP.FTS.B, 25.22%, 3/14/27. . . .		1,376	1,362	L2783648.UP.FTS.B, 25.42%, 3/14/27. . . .	7,355	6,905
FW2781139.UP.FTS.B, 25.23%, 3/14/27.. .		8,809	2,559	L2789382.UP.FTS.B, 25.42%, 3/14/27. . . .	1,706	254
L2780085.UP.FTS.B, 25.23%, 3/14/27. . . .		1,486	1,395	L2782753.UP.FTS.B, 25.44%, 3/14/27. . . .	1,653	1,637
L2780703.UP.FTS.B, 25.23%, 3/14/27. . . .		26,704	1,906	L2782792.UP.FTS.B, 25.44%, 3/14/27. . . .	5,236	5,184
L2785508.UP.FTS.B, 25.24%, 3/14/27. . . .		2,571	2,545	L2783659.UP.FTS.B, 25.44%, 3/14/27. . . .	2,572	2,547
L2790763.UP.FTS.B, 25.24%, 3/14/27. . . .		46,236	45,803	L2785196.UP.FTS.B, 25.44%, 3/14/27. . . .	2,480	2,456
L2783094.UP.FTS.B, 25.25%, 3/14/27. . . .		7,253	7,182	L2786472.UP.FTS.B, 25.44%, 3/14/27. . . .	2,993	213
L2785846.UP.FTS.B, 25.26%, 3/14/27. . . .		12,395	12,273	L2789341.UP.FTS.B, 25.44%, 3/14/27. . . .	919	907
L2786152.UP.FTS.B, 25.26%, 3/14/27. . . .		1,723	251	L2790313.UP.FTS.B, 25.44%, 3/14/27. . . .	1,532	223
L2788841.UP.FTS.B, 25.26%, 3/14/27. . . .		975	70	FW2781250.UP.FTS.B, 25.45%, 3/14/27.. .	2,296	2,274
L2782384.UP.FTS.B, 25.27%, 3/14/27. . . .		812	799	L2782387.UP.FTS.B, 25.45%, 3/14/27. . . .	5,328	5,275
L2787770.UP.FTS.B, 25.27%, 3/14/27. . . .		1,010	1,000	L2789729.UP.FTS.B, 25.45%, 3/14/27. . . .	1,102	1,091
L2784711.UP.FTS.B, 25.28%, 3/14/27 . . . .		1,610	1,582	L2738355.UP.FTS.B, 25.46%, 3/14/27. . . .	8,966	8,884
L2780354.UP.FTS.B, 25.29%, 3/14/27. . . .		13,498	13,365	L2762162.UP.FTS.B, 25.46%, 3/14/27. . . .	951	940
L2781929.UP.FTS.B, 25.3%, 3/14/27. . . . .		1,506	1,490	L2775042.UP.FTS.B, 25.46%, 3/14/27. . . .	1,256	1,243
L2785136.UP.FTS.B, 25.3%, 3/14/27. . . . .		2,938	2,909	L2780947.UP.FTS.B, 25.46%, 3/14/27. . . .	12,401	12,279
L2785498.UP.FTS.B, 25.3%, 3/14/27. . . . .		906	870	L2781236.UP.FTS.B, 25.46%, 3/14/27. . . .	1,653	1,637
L2785844.UP.FTS.B, 25.3%, 3/14/27. . . . .		2,204	2,182	L2789403.UP.FTS.B, 25.46%, 3/14/27. . . .	919	910
L2786640.UP.FTS.B, 25.3%, 3/14/27. . . . .		4,523	4,475	L2779831.UP.FTS.B, 25.47%, 3/14/27. . . .	769	757
FW2781846.UP.FTS.B, 25.31%, 3/14/27.. .		11,570	11,456	L2779922.UP.FTS.B, 25.47%, 3/14/27. . . .	1,657	118
L2762586.UP.FTS.B, 25.31%, 3/14/27. . . .		12,463	3,629	L2781384.UP.FTS.B, 25.47%, 3/14/27. . . .	1,837	1,819
L2780766.UP.FTS.B, 25.31%, 3/14/27. . . .		17,998	17,713	L2783845.UP.FTS.B, 25.47%, 3/14/27. . . .	6,263	6,202
L2785356.UP.FTS.B, 25.31%, 3/14/27. . . .		3,511	252	FW2783798.UP.FTS.B, 25.48%, 3/14/27.. .	4,961	4,912
L2781289.UP.FTS.B, 25.32%, 3/14/27. . . .		11,019	10,911	FW2785945.UP.FTS.B, 25.48%, 3/14/27.. .	2,481	2,456
L2781668.UP.FTS.B, 25.32%, 3/14/27. . . .		1,170	1,151	L2780799.UP.FTS.B, 25.48%, 3/14/27. . . .	19,463	19,147
L2786994.UP.FTS.B, 25.32%, 3/14/27. . . .		4,316	4,273	L2784721.UP.FTS.B, 25.48%, 3/14/27. . . .	2,201	24
L2788135.UP.FTS.B, 25.32%, 3/14/27. . . .		4,040	3,976	L2785894.UP.FTS.B, 25.48%, 3/14/27. . . .	2,065	148
L2789685.UP.FTS.B, 25.32%, 3/14/27. . . .		2,296	2,273	L2789644.UP.FTS.B, 25.48%, 3/14/27. . . .	7,626	7,551
L2786111.UP.FTS.B, 25.33%, 3/14/27.. . . .		1,010	1,000	L2781099.UP.FTS.B, 25.49%, 3/14/27. . . .	1,837	1,819

142	Annual Report	The accompanying notes are an integral part of these financial statements.			franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
	Principal			Principal
Description	Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)			Upstart Network, Inc. (continued)
L2783331.UP.FTS.B, 25.49%, 3/14/27. . . .	$ 13,800	$13,577	L2780008.UP.FTS.B, 25.87%, 3/14/27. . . .	$ 5,793	$5,736
L2785973.UP.FTS.B, 25.49%, 3/14/27. . . .	1,711	1,679	L2781526.UP.FTS.B, 25.87%, 3/14/27. . . .	4,965	4,916
L2789126.UP.FTS.B, 25.49%, 3/14/27. . . .	3,714	3,678	L2780080.UP.FTS.B, 25.88%, 3/14/27. . . .	8,735	8,649
L2781097.UP.FTS.B, 25.5%, 3/14/27. . . . .	1,929	1,910	FW2786039.UP.FTS.B, 25.89%, 3/14/27.. .	4,258	4,214
L2781634.UP.FTS.B, 25.5%, 3/14/27. . . . .	10,289	10,187	FW2789463.UP.FTS.B, 25.89%, 3/14/27.. .	8,000	7,921
L2782100.UP.FTS.B, 25.5%, 3/14/27. . . . .	2,034	2,012	FW2780770.UP.FTS.B, 25.9%, 3/14/27.. . .	9,878	9,784
L2782416.UP.FTS.B, 25.5%, 3/14/27. . . . .	6,174	6,114	L2790291.UP.FTS.B, 25.9%, 3/14/27. . . . .	3,184	3,150
L2783689.UP.FTS.B, 25.5%, 3/14/27. . . . .	9,083	8,996	FW2789383.UP.FTS.B, 25.92%, 3/14/27.. .	2,087	310
L2784183.UP.FTS.B, 25.5%, 3/14/27. . . . .	3,278	3,244	FW2790136.UP.FTS.B, 25.92%, 3/14/27.. .	33,012	32,491
L2785003.UP.FTS.B, 25.5%, 3/14/27. . . . .	8,354	8,265	L2781244.UP.FTS.B, 25.96%, 3/14/27. . . .	6,713	6,647
L2787414.UP.FTS.B, 25.5%, 3/14/27. . . . .	1,481	1,468	L2786958.UP.FTS.B, 25.96%, 3/14/27. . . .	5,610	5,555
L2780940.UP.FTS.B, 25.51%, 3/14/27. . . .	10,915	1,634	L2787560.UP.FTS.B, 25.96%, 3/14/27. . . .	3,415	996
L2782131.UP.FTS.B, 25.51%, 3/14/27. . . .	16,169	16,010	FW2790410.UP.FTS.B, 25.97%, 3/14/27.. .	2,299	2,277
L2783650.UP.FTS.B, 25.51%, 3/14/27. . . .	3,033	3,004	L2780995.UP.FTS.B, 25.98%, 3/14/27. . . .	12,692	12,567
L2785441.UP.FTS.B, 25.51%, 3/14/27. . . .	3,491	3,457	L2788615.UP.FTS.B, 25.98%, 3/14/27. . . .	4,139	4,098
L2788040.UP.FTS.B, 25.51%, 3/14/27. . . .	2,157	2,135	FW2789493.UP.FTS.B, 26.02%, 3/14/27.. .	13,058	1,931
FW2785898.UP.FTS.B, 25.52%, 3/14/27.. .	3,032	3,003	FW2785920.UP.FTS.B, 26.05%, 3/14/27.. .	9,934	9,837
FW2786678.UP.FTS.B, 25.53%, 3/14/27.. .	3,547	3,514	L2782923.UP.FTS.B, 26.05%, 3/14/27. . . .	2,422	2,292
L2783105.UP.FTS.B, 25.53%, 3/14/27. . . .	3,344	3,164	L2787985.UP.FTS.B, 26.07%, 3/14/27. . . .	2,115	2,094
L2783570.UP.FTS.B, 25.53%, 3/14/27. . . .	3,585	3,550	FW2789885.UP.FTS.B, 26.1%, 3/14/27.. . .	8,035	7,959
L2784004.UP.FTS.B, 25.53%, 3/14/27. . . .	3,032	3,002	L2782453.UP.FTS.B, 26.12%, 3/14/27. . . .	8,648	8,563
L2782017.UP.FTS.B, 25.54%, 3/14/27. . . .	1,971	1,853	FW2790587.UP.FTS.B, 26.13%, 3/14/27.. .	10,396	10,294
FW2779787.UP.FTS.B, 25.55%, 3/14/27.. .	11,944	11,826	L2787983.UP.FTS.B, 26.14%, 3/14/27. . . .	3,543	25
FW2783441.UP.FTS.B, 25.55%, 3/14/27.. .	6,064	6,004	L2767489.UP.FTS.B, 26.15%, 3/14/27. . . .	8,856	8,774
L2785828.UP.FTS.B, 25.55%, 3/14/27. . . .	5,053	5,003	L2789391.UP.FTS.B, 26.18%, 3/14/27. . . .	2,377	2,355
L2788882.UP.FTS.B, 25.56%, 3/14/27. . . .	5,963	423	FW2781418.UP.FTS.B, 26.19%, 3/14/27.. .	1,023	968
L2789121.UP.FTS.B, 25.56%, 3/14/27. . . .	3,032	3,002	FW2782503.UP.FTS.B, 26.19%, 3/14/27.. .	5,061	5,011
FW2784612.UP.FTS.B, 25.59%, 3/14/27.. .	39,644	39,277	L2790694.UP.FTS.B, 26.19%, 3/14/27. . . .	1,951	138
FW2787136.UP.FTS.B, 25.59%, 3/14/27.. .	19,713	19,529	L2788594.UP.FTS.B, 26.26%, 3/14/27. . . .	7,798	2,265
FW2779971.UP.FTS.B, 25.6%, 3/14/27.. . .	20,858	20,653	FW2781434.UP.FTS.B, 26.27%, 3/14/27.. .	36,813	36,233
FW2785182.UP.FTS.B, 25.6%, 3/14/27.. . .	31,793	31,480	FW2780132.UP.FTS.B, 26.28%, 3/14/27.. .	2,099	2,072
FW2788301.UP.FTS.B, 25.6%, 3/14/27.. . .	5,054	5,004	FW2781283.UP.FTS.B, 26.28%, 3/14/27.. .	10,124	9,964
L2779594.UP.FTS.B, 25.6%, 3/14/27. . . . .	3,308	3,275	FW2784157.UP.FTS.B, 26.28%, 3/14/27.. .	41,482	41,073
L2783555.UP.FTS.B, 25.63%, 3/14/27. . . .	3,007	2,975	L2787642.UP.FTS.B, 26.29%, 3/14/27. . . .	2,485	2,461
L2787005.UP.FTS.B, 25.63%, 3/14/27. . . .	14,249	4,161	FW2786626.UP.FTS.B, 26.35%, 3/14/27.. .	2,028	2,008
L2781773.UP.FTS.B, 25.64%, 3/14/27. . . .	5,118	5,068	FW2786872.UP.FTS.B, 26.36%, 3/14/27.. .	1,836	130
L2782139.UP.FTS.B, 25.66%, 3/14/27. . . .	19,299	18,994	FW2786839.UP.FTS.B, 26.39%, 3/14/27.. .	12,433	880
L2789273.UP.FTS.B, 25.66%, 3/14/27. . . .	3,125	3,075	FW2781613.UP.FTS.B, 26.4%, 3/14/27.. . .	3,124	3,096
L2779605.UP.FTS.B, 25.67%, 3/14/27. . . .	1,562	1,547	L2783551.UP.FTS.B, 26.4%, 3/14/27. . . . .	7,825	7,748
FW2783690.UP.FTS.B, 25.69%, 3/14/27.. .	9,969	9,877	FW2782469.UP.FTS.B, 26.41%, 3/14/27.. .	11,047	10,939
FW2787434.UP.FTS.B, 25.69%, 3/14/27.. .	3,676	3,640	L2780989.UP.FTS.B, 26.41%, 3/14/27. . . .	21,726	21,450
FW2783763.UP.FTS.B, 25.71%, 3/14/27.. .	4,595	4,550	FW2740721.UP.FTS.B, 26.47%, 3/14/27.. .	2,946	2,918
FW2779444.UP.FTS.B, 25.73%, 3/14/27.. .	4,597	4,551	L2779936.UP.FTS.B, 26.49%, 3/14/27. . . .	3,609	258
L2780672.UP.FTS.B, 25.73%, 3/14/27. . . .	11,673	11,559	FW2774639.UP.FTS.B, 26.5%, 3/14/27.. . .	6,906	6,838
FW2780847.UP.FTS.B, 25.74%, 3/14/27.. .	4,136	4,096	FW2783423.UP.FTS.B, 26.53%, 3/14/27.. .	9,308	9,209
FW2780856.UP.FTS.B, 25.75%, 3/14/27.. .	18,844	18,659	L2783137.UP.FTS.B, 26.54%, 3/14/27. . . .	6,743	6,647
FW2787230.UP.FTS.B, 25.75%, 3/14/27.. .	6,894	6,826	FW2782876.UP.FTS.B, 26.56%, 3/14/27.. .	9,209	9,119
FW2782144.UP.FTS.B, 25.77%, 3/14/27.. .	2,482	2,458	FW2785883.UP.FTS.B, 26.57%, 3/14/27.. .	5,919	5,862
FW2784068.UP.FTS.B, 25.78%, 3/14/27.. .	1,324	1,302	FW2788390.UP.FTS.B, 26.61%, 3/14/27.. .	2,747	2,722
L2784093.UP.FTS.B, 25.79%, 3/14/27. . . .	8,273	8,143	FW2780039.UP.FTS.B, 26.66%, 3/14/27.. .	2,108	14
FW2785241.UP.FTS.B, 25.8%, 3/14/27.. . .	14,155	14,023	L2781275.UP.FTS.B, 26.69%, 3/14/27. . . .	6,957	2,022
FW2789673.UP.FTS.B, 25.81%, 3/14/27.. .	4,045	4,005	FW2788205.UP.FTS.B, 26.7%, 3/14/27.. . .	9,489	9,396
FW2785161.UP.FTS.B, 25.83%, 3/14/27.. .	8,957	8,869	FW2782433.UP.FTS.B, 26.73%, 3/14/27.. .	4,975	4,926
FW2780258.UP.FTS.B, 25.85%, 3/14/27.. .	45,929	45,475	FW2784337.UP.FTS.B, 26.73%, 3/14/27.. .	5,988	5,930
FW2782682.UP.FTS.B, 25.85%, 3/14/27.. .	12,474	1,871	FW2782583.UP.FTS.B, 26.76%, 3/14/27.. .	4,749	1,383
L2782068.UP.FTS.B, 25.85%, 3/14/27. . . .	20,710	20,508	FW2781640.UP.FTS.B, 26.82%, 3/14/27.. .	19,811	19,618
FW2779937.UP.FTS.B, 25.86%, 3/14/27.. .	14,461	14,328	FW2781134.UP.FTS.B, 26.83%, 3/14/27.. .	5,288	5,230
FW2785698.UP.FTS.B, 25.86%, 3/14/27.. .	11,033	10,925	FW2777326.UP.FTS.B, 26.85%, 3/14/27.. .	4,496	4,455

franklintempleton.com	The accompanying notes are an integral part of these financial statements.			Annual Report	143

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
		Principal		Principal
Description		Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)				Upstart Network, Inc. (continued)
FW2783028.UP.FTS.B, 26.85%, 3/14/27.. . $		9,676	$9,582	FW2788420.UP.FTS.B, 28.03%, 3/14/27.. . $	6,006	$5,948
FW2790522.UP.FTS.B, 26.85%, 3/14/27.. .		8,478	8,395	FW2785385.UP.FTS.B, 28.06%, 3/14/27.. .	7,115	7,046
FW2784070.UP.FTS.B, 26.88%, 3/14/27.. .		15,022	14,875	FW2780403.UP.FTS.B, 28.18%, 3/14/27.. .	4,440	4,397
FW2781537.UP.FTS.B, 26.89%, 3/14/27.. .		3,738	3,677	FW2785555.UP.FTS.B, 28.23%, 3/14/27.. .	1,074	77
FW2783215.UP.FTS.B, 26.96%, 3/14/27.. .		9,773	1,467	FW2784340.UP.FTS.B, 28.27%, 3/14/27.. .	3,088	3,058
FW2785739.UP.FTS.B, 26.98%, 3/14/27.. .		3,075	2,909	FW2781578.UP.FTS.B, 28.33%, 3/14/27.. .	13,129	13,003
FW2784428.UP.FTS.B, 27.03%, 3/14/27.. .		5,608	401	FW2789642.UP.FTS.B, 28.34%, 3/14/27.. .	9,246	9,157
FW2779756.UP.FTS.B, 27.04%, 3/14/27.. .		4,979	4,930	FW2781808.UP.FTS.B, 28.36%, 3/14/27.. .	10,186	10,089
FW2781267.UP.FTS.B, 27.05%, 3/14/27.. .		4,610	4,565	L2784704.UP.FTS.B, 28.4%, 3/14/27. . . . .	4,494	320
FW2789531.UP.FTS.B, 27.05%, 3/14/27.. .		13,829	13,695	FW2781950.UP.FTS.B, 28.45%, 3/14/27.. .	6,474	6,412
FW2787704.UP.FTS.B, 27.06%, 3/14/27.. .		1,844	1,826	FW2784111.UP.FTS.B, 28.45%, 3/14/27.. .	5,581	5,530
FW2787336.UP.FTS.B, 27.09%, 3/14/27.. .		7,391	7,320	FW2781108.UP.FTS.B, 28.46%, 3/14/27.. .	3,468	3,434
FW2784913.UP.FTS.B, 27.1%, 3/14/27.. . .		12,239	11,584	L2780004.UP.FTS.B, 28.5%, 3/14/27. . . . .	3,584	1,045
FW2785449.UP.FTS.B, 27.1%, 3/14/27.. . .		9,221	9,131	FW2781674.UP.FTS.B, 28.51%, 3/14/27.. .	6,012	5,954
FW2789171.UP.FTS.B, 27.1%, 3/14/27.. . .		4,979	4,931	L2785465.UP.FTS.B, 28.54%, 3/14/27. . . .	4,515	–
FW2781100.UP.FTS.B, 27.11%, 3/14/27.. .		3,051	3,017	FW2786004.UP.FTS.B, 28.57%, 3/14/27.. .	10,546	10,444
FW2785546.UP.FTS.B, 27.15%, 3/14/27.. .		4,519	4,475	FW2781987.UP.FTS.B, 28.61%, 3/14/27.. .	20,354	20,158
FW2788735.UP.FTS.B, 27.15%, 3/14/27.. .		4,660	4,410	FW2786144.UP.FTS.B, 28.61%, 3/14/27.. .	1,925	1,907
FW2790487.UP.FTS.B, 27.19%, 3/14/27.. .		3,228	3,196	FW2790351.UP.FTS.B, 28.63%, 3/14/27.. .	4,627	4,583
L2784086.UP.FTS.B, 27.19%, 3/14/27. . . .		4,058	4,007	FW2788124.UP.FTS.B, 28.64%, 3/14/27.. .	9,067	8,980
FW2780366.UP.FTS.B, 27.22%, 3/14/27.. .		3,052	3,023	L2788699.UP.FTS.B, 28.65%, 3/14/27. . . .	6,107	6,048
FW2782171.UP.FTS.B, 27.22%, 3/14/27.. .		6,489	6,428	FW2749985.UP.FTS.B, 28.71%, 3/14/27.. .	2,036	2,016
FW2789041.UP.FTS.B, 27.27%, 3/14/27.. .		4,918	4,871	FW2780226.UP.FTS.B, 28.72%, 3/14/27.. .	6,940	6,873
FW2784994.UP.FTS.B, 27.31%, 3/14/27.. .		5,107	5,060	FW2788496.UP.FTS.B, 28.72%, 3/14/27.. .	7,033	6,966
FW2782365.UP.FTS.B, 27.34%, 3/14/27.. .		4,621	4,576	FW2787016.UP.FTS.B, 28.75%, 3/14/27.. .	13,882	13,748
FW2788518.UP.FTS.B, 27.34%, 3/14/27.. .		4,559	4,512	FW2786938.UP.FTS.B, 28.76%, 3/14/27.. .	2,591	2,566
FW2780191.UP.FTS.B, 27.35%, 3/14/27.. .		4,059	4,020	FW2787789.UP.FTS.B, 28.76%, 3/14/27.. .	1,348	1,334
L2782849.UP.FTS.B, 27.38%, 3/14/27. . . .		4,429	4,386	FW2785517.UP.FTS.B, 28.82%, 3/14/27.. .	20,085	19,892
FW2779746.UP.FTS.B, 27.4%, 3/14/27.. . .		9,248	9,160	FW2780172.UP.FTS.B, 28.83%, 3/14/27.. .	1,851	1,833
FW2781187.UP.FTS.B, 27.42%, 3/14/27.. .		2,574	2,550	FW2784235.UP.FTS.B, 28.84%, 3/14/27.. .	4,763	706
FW2787946.UP.FTS.B, 27.42%, 3/14/27.. .		17,539	17,369	FW2784893.UP.FTS.B, 28.85%, 3/14/27.. .	10,090	9,993
L2785536.UP.FTS.B, 27.43%, 3/14/27. . . .		13,956	13,217	FW2783497.UP.FTS.B, 28.87%, 3/14/27.. .	3,702	1,088
FW2781329.UP.FTS.B, 27.46%, 3/14/27.. .		2,307	2,285	FW2784865.UP.FTS.B, 28.89%, 3/14/27.. .	1,048	993
FW2782057.UP.FTS.B, 27.48%, 3/14/27.. .		10,059	9,961	FW2785593.UP.FTS.B, 28.9%, 3/14/27.. . .	7,780	7,706
FW2780427.UP.FTS.B, 27.49%, 3/14/27.. .		2,769	2,742	FW2789750.UP.FTS.B, 28.92%, 3/14/27.. .	3,739	3,703
FW2780043.UP.FTS.B, 27.53%, 3/14/27.. .		1,989	1,969	FW2787416.UP.FTS.B, 28.94%, 3/14/27.. .	1,204	1,192
L2780772.UP.FTS.B, 27.53%, 3/14/27. . . .		5,538	–	FW2784104.UP.FTS.B, 28.97%, 3/14/27.. .	5,092	5,043
L2783614.UP.FTS.B, 27.63%, 3/14/27. . . .		8,230	1,225	FW2783990.UP.FTS.B, 28.98%, 3/14/27.. .	3,242	3,191
FW2780514.UP.FTS.B, 27.64%, 3/14/27.. .		5,077	5,028	FW2789827.UP.FTS.B, 29.03%, 3/14/27.. .	3,222	3,192
FW2780278.UP.FTS.B, 27.7%, 3/14/27.. . .		40,189	39,801	FW2781279.UP.FTS.B, 29.08%, 3/14/27.. .	3,116	913
FW2783812.UP.FTS.B, 27.72%, 3/14/27.. .		4,947	4,900	FW2784282.UP.FTS.B, 29.08%, 3/14/27.. .	6,863	6,799
FW2781744.UP.FTS.B, 27.73%, 3/14/27.. .		13,851	13,716	FW2780789.UP.FTS.B, 29.09%, 3/14/27.. .	1,436	213
FW2789146.UP.FTS.B, 27.73%, 3/14/27.. .		3,613	3,578	FW2781080.UP.FTS.B, 29.1%, 3/14/27.. . .	1,576	1,561
FW2781921.UP.FTS.B, 27.75%, 3/14/27.. .		3,416	513	FW2783840.UP.FTS.B, 29.11%, 3/14/27.. .	17,642	17,475
FW2784987.UP.FTS.B, 27.75%, 3/14/27.. .		14,959	14,814	FW2782994.UP.FTS.B, 29.14%, 3/14/27.. .	3,634	3,598
FW2787204.UP.FTS.B, 27.75%, 3/14/27.. .		35,313	34,981	FW2783889.UP.FTS.B, 29.18%, 3/14/27.. .	4,092	4,054
FW2780839.UP.FTS.B, 27.8%, 3/14/27.. . .		8,015	1,186	FW2786022.UP.FTS.B, 29.2%, 3/14/27.. . .	5,309	791
FW2786682.UP.FTS.B, 27.8%, 3/14/27.. . .		35,384	35,056	FW2779355.UP.FTS.B, 29.22%, 3/14/27.. .	5,497	5,205
FW2782891.UP.FTS.B, 27.85%, 3/14/27.. .		8,690	8,607	FW2781786.UP.FTS.B, 29.22%, 3/14/27.. .	1,760	1,743
FW2783303.UP.FTS.B, 27.89%, 3/14/27.. .		9,185	9,100	FW2784027.UP.FTS.B, 29.23%, 3/14/27.. .	14,089	13,966
FW2786495.UP.FTS.B, 27.9%, 3/14/27.. . .		5,300	31	FW2781563.UP.FTS.B, 29.25%, 3/14/27.. .	927	918
FW2783389.UP.FTS.B, 27.94%, 3/14/27.. .		10,175	9,629	FW2783263.UP.FTS.B, 29.25%, 3/14/27.. .	8,616	8,533
L2786514.UP.FTS.B, 27.96%, 3/14/27. . . .		2,012	1,993	FW2779918.UP.FTS.B, 29.26%, 3/14/27.. .	6,485	6,423
FW2786087.UP.FTS.B, 27.98%, 3/14/27.. .		3,368	3,332	FW2780483.UP.FTS.B, 29.28%, 3/14/27.. .	4,965	353
FW2784087.UP.FTS.B, 27.99%, 3/14/27.. .		2,790	2,765	FW2785470.UP.FTS.B, 29.28%, 3/14/27.. .	8,524	8,442
FW2783828.UP.FTS.B, 28%, 3/14/27.. . . .		7,354	7,286	FW2781164.UP.FTS.B, 29.32%, 3/14/27.. .	13,772	13,646
FW2786129.UP.FTS.B, 28%, 3/14/27.. . . .		4,592	4,550	FW2781011.UP.FTS.B, 29.33%, 3/14/27.. .	9,769	1,445
FW2789959.UP.FTS.B, 28.01%, 3/14/27.. .		3,168	6	FW2787118.UP.FTS.B, 29.41%, 3/14/27.. .	2,688	2,662

144	Annual Report	The accompanying notes are an integral part of these financial statements.			franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
	Principal			Principal
Description	Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)			Upstart Network, Inc. (continued)
FW2785953.UP.FTS.B, 29.44%, 3/14/27.. .	$ 10,318	$733	FW2789370.UP.FTS.B, 30.6%, 3/14/27.. . . $ 4,181		$4,141
FW2779974.UP.FTS.B, 29.47%, 3/14/27.. .	3,615	3,580	FW2781547.UP.FTS.B, 30.61%, 3/14/27.. .	938	888
FW2787970.UP.FTS.B, 29.51%, 3/14/27.. .	5,007	4,959	FW2785934.UP.FTS.B, 30.61%, 3/14/27.. .	17,003	16,841
FW2788427.UP.FTS.B, 29.53%, 3/14/27.. .	6,489	6,427	FW2789252.UP.FTS.B, 30.65%, 3/14/27.. .	18,584	18,408
FW2779230.UP.FTS.B, 29.54%, 3/14/27.. .	9,270	9,181	FW2785351.UP.FTS.B, 30.67%, 3/14/27.. .	1,487	1,473
FW2781467.UP.FTS.B, 29.58%, 3/14/27.. .	6,295	933	FW2780044.UP.FTS.B, 30.68%, 3/14/27.. .	963	(7)
FW2785701.UP.FTS.B, 29.6%, 3/14/27.. . .	1,947	1,928	FW2780952.UP.FTS.B, 30.68%, 3/14/27.. .	929	920
FW2780605.UP.FTS.B, 29.61%, 3/14/27.. .	927	918	FW2785651.UP.FTS.B, 30.68%, 3/14/27.. .	1,766	1,750
FW2786457.UP.FTS.B, 29.64%, 3/14/27.. .	4,636	4,592	FW2787603.UP.FTS.B, 30.68%, 3/14/27.. .	1,008	998
FW2788463.UP.FTS.B, 29.68%, 3/14/27.. .	3,286	233	FW2781585.UP.FTS.B, 30.69%, 3/14/27.. .	1,126	1,066
FW2788443.UP.FTS.B, 29.76%, 3/14/27.. .	1,855	1,837	FW2784325.UP.FTS.B, 30.69%, 3/14/27.. .	1,220	1,155
FW2784031.UP.FTS.B, 29.77%, 3/14/27.. .	8,893	2,624	FW2785631.UP.FTS.B, 30.69%, 3/14/27.. .	1,859	1,841
FW2773545.UP.FTS.B, 29.8%, 3/14/27.. . .	1,973	1,947	FW2787729.UP.FTS.B, 30.71%, 3/14/27.. .	3,794	1,110
FW2785457.UP.FTS.B, 29.81%, 3/14/27.. .	3,842	3,805	FW2790266.UP.FTS.B, 30.72%, 3/14/27.. .	748	737
FW2782660.UP.FTS.B, 29.88%, 3/14/27.. .	1,003	967	FW2783504.UP.FTS.B, 30.73%, 3/14/27.. .	3,160	3,130
FW2783287.UP.FTS.B, 29.91%, 3/14/27.. .	4,638	4,593	FW2786209.UP.FTS.B, 30.73%, 3/14/27.. .	1,301	1,289
FW2784527.UP.FTS.B, 29.93%, 3/14/27.. .	9,544	1,414	FW2782610.UP.FTS.B, 30.77%, 3/14/27.. .	939	889
FW2782094.UP.FTS.B, 29.97%, 3/14/27.. .	9,377	9,288	FW2785573.UP.FTS.B, 30.77%, 3/14/27.. .	1,379	96
FW2783229.UP.FTS.B, 29.98%, 3/14/27.. .	11,135	11,029	FW2783660.UP.FTS.B, 30.79%, 3/14/27.. .	2,417	2,394
FW2784677.UP.FTS.B, 29.98%, 3/14/27.. .	936	927	FW2789302.UP.FTS.B, 30.79%, 3/14/27.. .	5,607	5,310
FW2789655.UP.FTS.B, 29.98%, 3/14/27.. .	13,919	13,786	FW2784402.UP.FTS.B, 30.8%, 3/14/27.. . .	3,842	3,808
FW2782160.UP.FTS.B, 30.01%, 3/14/27.. .	1,058	(6)	FW2780019.UP.FTS.B, 30.81%, 3/14/27.. .	1,301	1,289
FW2788528.UP.FTS.B, 30.04%, 3/14/27.. .	18,560	18,383	FW2780875.UP.FTS.B, 30.81%, 3/14/27.. .	2,510	2,486
FW2784122.UP.FTS.B, 30.05%, 3/14/27.. .	4,780	4,525	FW2781304.UP.FTS.B, 30.82%, 3/14/27.. .	1,041	154
FW2789631.UP.FTS.B, 30.08%, 3/14/27.. .	4,289	4,249	FW2785523.UP.FTS.B, 30.83%, 3/14/27.. .	3,567	3,377
FW2788067.UP.FTS.B, 30.09%, 3/14/27.. .	5,729	5,678	FW2785601.UP.FTS.B, 30.83%, 3/14/27.. .	2,066	2,046
FW2779811.UP.FTS.B, 30.11%, 3/14/27.. .	1,940	136	FW2779868.UP.FTS.B, 30.84%, 3/14/27.. .	1,394	1,373
FW2787874.UP.FTS.B, 30.13%, 3/14/27.. .	1,021	1,011	FW2784190.UP.FTS.B, 30.84%, 3/14/27.. .	1,513	1,497
FW2788950.UP.FTS.B, 30.14%, 3/14/27.. .	10,890	10,785	FW2780405.UP.FTS.B, 30.87%, 3/14/27.. .	1,515	443
FW2781683.UP.FTS.B, 30.16%, 3/14/27.. .	4,218	3,996	FW2781128.UP.FTS.B, 30.87%, 3/14/27.. .	2,045	2,026
FW2784092.UP.FTS.B, 30.18%, 3/14/27.. .	2,324	2,302	FW2781941.UP.FTS.B, 30.87%, 3/14/27.. .	1,673	1,658
FW2788570.UP.FTS.B, 30.2%, 3/14/27.. . .	7,705	7,632	FW2783995.UP.FTS.B, 30.88%, 3/14/27.. .	3,273	3,243
FW2784272.UP.FTS.B, 30.21%, 3/14/27.. .	42,055	41,654	FW2782574.UP.FTS.B, 30.89%, 3/14/27.. .	9,162	9,074
FW2782050.UP.FTS.B, 30.24%, 3/14/27.. .	24,276	3,618	FW2789947.UP.FTS.B, 30.89%, 3/14/27.. .	3,692	3,647
FW2781612.UP.FTS.B, 30.26%, 3/14/27.. .	1,021	1,012	FW2783449.UP.FTS.B, 30.9%, 3/14/27.. . .	1,231	360
FW2750613.UP.FTS.B, 30.29%, 3/14/27.. .	929	920	FW2790078.UP.FTS.B, 30.9%, 3/14/27.. . .	2,603	2,578
FW2789447.UP.FTS.B, 30.29%, 3/14/27.. .	3,150	466	FW2777774.UP.FTS.B, 30.91%, 3/14/27.. .	1,228	359
FW2786929.UP.FTS.B, 30.3%, 3/14/27.. . .	9,303	9,216	FW2785606.UP.FTS.B, 30.91%, 3/14/27.. .	3,621	256
FW2781150.UP.FTS.B, 30.31%, 3/14/27.. .	2,879	2,851	FW2788878.UP.FTS.B, 30.91%, 3/14/27.. .	2,789	2,763
FW2782935.UP.FTS.B, 30.31%, 3/14/27.. .	7,369	7,302	FW2783182.UP.FTS.B, 30.92%, 3/14/27.. .	1,116	1,105
FW2785389.UP.FTS.B, 30.36%, 3/14/27.. .	4,167	4,130	FW2784494.UP.FTS.B, 30.92%, 3/14/27.. .	1,581	1,566
FW2790079.UP.FTS.B, 30.37%, 3/14/27.. .	5,574	5,521	FW2776819.UP.FTS.B, 30.93%, 3/14/27.. .	807	793
FW2785341.UP.FTS.B, 30.39%, 3/14/27.. .	1,002	992	FW2779765.UP.FTS.B, 30.93%, 3/14/27.. .	1,610	471
FW2783523.UP.FTS.B, 30.41%, 3/14/27.. .	4,830	4,784	FW2781984.UP.FTS.B, 30.93%, 3/14/27.. .	4,463	4,420
FW2781702.UP.FTS.B, 30.46%, 3/14/27.. .	5,480	5,428	FW2783458.UP.FTS.B, 30.93%, 3/14/27.. .	1,039	984
FW2790017.UP.FTS.B, 30.46%, 3/14/27.. .	1,764	125	FW2790293.UP.FTS.B, 30.94%, 3/14/27.. .	2,511	2,487
FW2781023.UP.FTS.B, 30.48%, 3/14/27.. .	9,935	9,407	FW2783246.UP.FTS.B, 30.95%, 3/14/27.. .	1,395	1,381
FW2790314.UP.FTS.B, 30.48%, 3/14/27.. .	10,204	3,011	FW2784380.UP.FTS.B, 30.95%, 3/14/27.. .	1,023	1,013
FW2788285.UP.FTS.B, 30.5%, 3/14/27.. . .	2,533	2,509	FW2782215.UP.FTS.B, 30.96%, 3/14/27.. .	1,302	1,289
FW2780158.UP.FTS.B, 30.52%, 3/14/27.. .	1,685	1,670	FW2789203.UP.FTS.B, 30.96%, 3/14/27.. .	3,098	2,933
FW2781177.UP.FTS.B, 30.53%, 3/14/27.. .	5,851	20	FW2782248.UP.FTS.B, 30.97%, 3/14/27.. .	2,582	2,559
FW2780987.UP.FTS.B, 30.55%, 3/14/27.. .	1,018	982	FW2782268.UP.FTS.B, 30.97%, 3/14/27.. .	1,179	1,168
FW2781915.UP.FTS.B, 30.55%, 3/14/27.. .	926	271	FW2785963.UP.FTS.B, 30.97%, 3/14/27.. .	10,693	10,592
FW2782697.UP.FTS.B, 30.56%, 3/14/27.. .	12,362	(58)	FW2786330.UP.FTS.B, 30.97%, 3/14/27.. .	17,853	17,683
FW2786530.UP.FTS.B, 30.56%, 3/14/27.. .	2,891	851	FW2783531.UP.FTS.B, 30.98%, 3/14/27.. .	9,438	9,348
FW2780499.UP.FTS.B, 30.57%, 3/14/27.. .	1,596	1,511	FW2783734.UP.FTS.B, 30.98%, 3/14/27.. .	2,046	2,026
FW2789619.UP.FTS.B, 30.58%, 3/14/27.. .	1,487	1,472	FW2784675.UP.FTS.B, 30.98%, 3/14/27.. .	1,953	1,934
FW2781411.UP.FTS.B, 30.59%, 3/14/27.. .	856	845	FW2785442.UP.FTS.B, 30.98%, 3/14/27.. .	1,116	1,105

franklintempleton.com	The accompanying notes are an integral part of these financial statements.			Annual Report	145

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
		Principal			Principal
Description		Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)				Upstart Network, Inc. (continued)
FW2786195.UP.FTS.B, 30.98%, 3/14/27.. . $		1,116	$1,105	FW2778535.UP.FTS.B, 31.21%, 3/14/27.. . $ 13,899		$982
FW2782332.UP.FTS.B, 30.99%, 3/14/27.. .		1,575	1,562	FW2785357.UP.FTS.B, 31.21%, 3/14/27.. .	2,977	2,949
FW2784273.UP.FTS.B, 30.99%, 3/14/27.. .		1,453	103	FW2787102.UP.FTS.B, 31.21%, 3/14/27.. .	4,466	4,423
FW2786754.UP.FTS.B, 30.99%, 3/14/27.. .		1,581	1,566	FW2788875.UP.FTS.B, 31.21%, 3/14/27.. .	12,232	3,620
FW2779939.UP.FTS.B, 31%, 3/14/27.. . . .		886	873	FW2781077.UP.FTS.B, 31.22%, 3/14/27.. .	1,023	1,014
FW2783509.UP.FTS.B, 31.03%, 3/14/27.. .		5,580	5,527	FW2783800.UP.FTS.B, 31.22%, 3/14/27.. .	5,883	410
FW2784679.UP.FTS.B, 31.03%, 3/14/27.. .		2,112	2,088	FW2786205.UP.FTS.B, 31.22%, 3/14/27.. .	11,463	3,357
FW2782870.UP.FTS.B, 31.04%, 3/14/27.. .		1,245	1,231	FW2774568.UP.FTS.B, 31.23%, 3/14/27.. .	815	804
FW2787185.UP.FTS.B, 31.04%, 3/14/27.. .		2,545	180	FW2783270.UP.FTS.B, 31.23%, 3/14/27.. .	18,698	18,521
FW2787376.UP.FTS.B, 31.04%, 3/14/27.. .		2,511	2,487	FW2783557.UP.FTS.B, 31.23%, 3/14/27.. .	3,493	3,460
FW2783607.UP.FTS.B, 31.05%, 3/14/27.. .		8,713	8,636	FW2781391.UP.FTS.B, 31.24%, 3/14/27.. .	8,096	8,020
FW2787448.UP.FTS.B, 31.05%, 3/14/27.. .		1,209	1,198	FW2782281.UP.FTS.B, 31.24%, 3/14/27.. .	2,881	2,848
FW2784370.UP.FTS.B, 31.06%, 3/14/27.. .		8,742	8,659	FW2789907.UP.FTS.B, 31.24%, 3/14/27.. .	1,227	1,179
FW2786202.UP.FTS.B, 31.06%, 3/14/27.. .		5,634	5,334	FW2783300.UP.FTS.B, 31.25%, 3/14/27.. .	2,326	2,304
FW2789056.UP.FTS.B, 31.06%, 3/14/27.. .		864	836	FW2785509.UP.FTS.B, 31.25%, 3/14/27.. .	3,223	3,193
FW2786026.UP.FTS.B, 31.07%, 3/14/27.. .		13,021	12,897	FW2785558.UP.FTS.B, 31.27%, 3/14/27.. .	3,908	3,871
FW2790081.UP.FTS.B, 31.07%, 3/14/27.. .		1,209	1,198	FW2780726.UP.FTS.B, 31.3%, 3/14/27.. . .	3,121	3,091
FW2782355.UP.FTS.B, 31.08%, 3/14/27.. .		1,848	1,831	FW2780853.UP.FTS.B, 31.33%, 3/14/27.. .	4,328	4,101
FW2784742.UP.FTS.B, 31.08%, 3/14/27.. .		1,720	254	FW2784357.UP.FTS.B, 31.34%, 3/14/27.. .	4,833	1,416
FW2785866.UP.FTS.B, 31.08%, 3/14/27.. .		1,116	1,106	FW2786526.UP.FTS.B, 31.34%, 3/14/27.. .	6,214	432
FW2788599.UP.FTS.B, 31.08%, 3/14/27.. .		2,436	–	FW2779996.UP.FTS.B, 31.38%, 3/14/27.. .	3,232	3,202
FW2787532.UP.FTS.B, 31.09%, 3/14/27.. .		1,031	1,022	FW2783347.UP.FTS.B, 31.39%, 3/14/27.. .	5,243	365
FW2787582.UP.FTS.B, 31.09%, 3/14/27.. .		1,608	1,523	FW2784473.UP.FTS.B, 31.45%, 3/14/27.. .	2,516	2,492
FW2787940.UP.FTS.B, 31.09%, 3/14/27.. .		7,441	7,370	FW2781466.UP.FTS.B, 31.46%, 3/14/27.. .	1,582	1,567
FW2788471.UP.FTS.B, 31.09%, 3/14/27.. .		2,535	2,400	FW2787620.UP.FTS.B, 31.48%, 3/14/27.. .	15,917	15,766
FW2788577.UP.FTS.B, 31.09%, 3/14/27.. .		2,046	2,027	FW2785379.UP.FTS.B, 31.49%, 3/14/27.. .	26,365	26,125
FW2780732.UP.FTS.B, 31.1%, 3/14/27.. . .		2,697	2,672	FW2784706.UP.FTS.B, 31.51%, 3/14/27.. .	4,562	4,518
FW2788870.UP.FTS.B, 31.1%, 3/14/27.. . .		5,515	5,464	FW2780027.UP.FTS.B, 31.52%, 3/14/27.. .	2,793	2,767
FW2785064.UP.FTS.B, 31.11%, 3/14/27.. .		1,116	1,106	FW2786404.UP.FTS.B, 31.55%, 3/14/27.. .	14,392	1,016
FW2785188.UP.FTS.B, 31.11%, 3/14/27.. .		5,775	1,687	FW2789305.UP.FTS.B, 31.55%, 3/14/27.. .	4,816	4,767
FW2781136.UP.FTS.B, 31.12%, 3/14/27.. .		3,534	3,501	FW2788279.UP.FTS.B, 31.69%, 3/14/27.. .	4,796	(73)
FW2786131.UP.FTS.B, 31.12%, 3/14/27.. .		2,160	2,140	FW2780410.UP.FTS.B, 31.7%, 3/14/27.. . .	5,689	5,636
FW2789294.UP.FTS.B, 31.12%, 3/14/27.. .		4,278	4,238	FW2780093.UP.FTS.B, 31.72%, 3/14/27.. .	2,423	2,400
FW2784127.UP.FTS.B, 31.13%, 3/14/27.. .		3,156	3,123	FW2778405.UP.FTS.B, 31.73%, 3/14/27.. .	6,560	463
FW2781681.UP.FTS.B, 31.14%, 3/14/27.. .		1,209	1,198	FW2781284.UP.FTS.B, 31.75%, 3/14/27.. .	3,167	3,137
FW2786543.UP.FTS.B, 31.14%, 3/14/27.. .		1,247	182	FW2781775.UP.FTS.B, 31.79%, 3/14/27.. .	5,309	5,259
FW2787239.UP.FTS.B, 31.14%, 3/14/27.. .		4,279	4,238	FW2785751.UP.FTS.B, 31.86%, 3/14/27.. .	1,863	1,845
FW2788705.UP.FTS.B, 31.14%, 3/14/27.. .		3,917	3,876	FW2780155.UP.FTS.B, 31.91%, 3/14/27.. .	2,329	2,307
FW2780167.UP.FTS.B, 31.15%, 3/14/27.. .		4,279	4,238	FW2789903.UP.FTS.B, 31.92%, 3/14/27.. .	4,534	4,493
FW2781895.UP.FTS.B, 31.15%, 3/14/27.. .		1,771	1,755	FW2783916.UP.FTS.B, 31.93%, 3/14/27.. .	3,168	3,138
FW2782102.UP.FTS.B, 31.15%, 3/14/27.. .		1,209	1,198	FW2784397.UP.FTS.B, 32.06%, 3/14/27.. .	3,287	962
FW2782284.UP.FTS.B, 31.15%, 3/14/27.. .		4,125	4,085	FW2784038.UP.FTS.B, 32.17%, 3/14/27.. .	26,159	25,929
FW2784762.UP.FTS.B, 31.15%, 3/14/27.. .		1,953	1,935	FW2781715.UP.FTS.B, 32.21%, 3/14/27.. .	5,418	5,367
FW2786173.UP.FTS.B, 31.15%, 3/14/27.. .		9,777	9,687	FW2790669.UP.FTS.B, 32.4%, 3/14/27.. . .	4,943	4,896
FW2787162.UP.FTS.B, 31.15%, 3/14/27.. .		3,163	3,133	FW2781161.UP.FTS.B, 32.42%, 3/14/27.. .	6,332	6,274
FW2780763.UP.FTS.B, 31.16%, 3/14/27.. .		1,674	1,659	FW2785590.UP.FTS.B, 32.55%, 3/14/27.. .	8,491	(122)
FW2782887.UP.FTS.B, 31.16%, 3/14/27.. .		6,511	6,450	FW2783748.UP.FTS.B, 32.56%, 3/14/27.. .	1,151	80
FW2786834.UP.FTS.B, 31.16%, 3/14/27.. .		4,666	4,420	FW2784631.UP.FTS.B, 32.84%, 3/14/27.. .	1,400	1,387
FW2787568.UP.FTS.B, 31.16%, 3/14/27.. .		930	921	FW2782812.UP.FTS.B, 32.88%, 3/14/27.. .	11,465	806
FW2789262.UP.FTS.B, 31.16%, 3/14/27.. .		2,294	339	FW2788557.UP.FTS.B, 32.99%, 3/14/27.. .	1,082	1,071
FW2780136.UP.FTS.B, 31.17%, 3/14/27.. .		1,675	1,659	FW2783388.UP.FTS.B, 33.44%, 3/14/27.. .	1,589	1,574
FW2781751.UP.FTS.B, 31.17%, 3/14/27.. .		1,411	1,398	FW2783160.UP.FTS.B, 34.17%, 3/14/27.. .	5,548	382
FW2782287.UP.FTS.B, 31.17%, 3/14/27.. .		1,951	1,929	FW2779857.UP.FTS.B, 34.2%, 3/14/27.. . .	3,504	241
FW2784788.UP.FTS.B, 31.17%, 3/14/27.. .		6,857	6,792	FW2789113.UP.FTS.B, 34.45%, 3/14/27.. .	12,019	11,907
FW2789715.UP.FTS.B, 31.18%, 3/14/27.. .		1,940	1,922	FW2783774.UP.FTS.B, 34.74%, 3/14/27.. .	15,908	1,094
FW2782023.UP.FTS.B, 31.19%, 3/14/27.. .		2,140	2,119	FW2780347.UP.FTS.B, 34.98%, 3/14/27.. .	33,263	9,833
FW2782700.UP.FTS.B, 31.19%, 3/14/27.. .		5,303	5,252	L1894414.UP.FTS.B, 14.79%, 3/21/27. . . .	6,578	6,187
FW2787099.UP.FTS.B, 31.19%, 3/14/27.. .		1,272	90	L1895507.UP.FTS.B, 22.08%, 3/21/27. . . .	11,475	10,890

146	Annual Report	The accompanying notes are an integral part of these financial statements.			franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
	Principal			Principal
Description	Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)			Upstart Network, Inc. (continued)
FW1893730.UP.FTS.B, 26.84%, 3/21/27.. .	$ 7,589	$7,563	L2932192.UP.FTS.B, 12.4%, 4/11/27 . . . . .	$ 26,992	$26,729
FW1890965.UP.FTS.B, 27.74%, 3/21/27.. .	46,532	13,552	L2928805.UP.FTS.B, 12.67%, 4/11/27 . . . .	31,688	31,479
FW1894575.UP.FTS.B, 28.17%, 3/21/27.. .	4,667	332	L2925660.UP.FTS.B, 12.92%, 4/11/27 . . . .	1,318	1,304
FW1892275.UP.FTS.B, 31.17%, 3/21/27.. .	20,884	20,762	L2930442.UP.FTS.B, 13.06%, 4/11/27 . . . .	16,224	16,067
FW1850949.UP.FTS.B, 31.21%, 3/21/27.. .	36,135	35,229	L2930302.UP.FTS.B, 13.11%, 4/11/27.. . . .	6,671	6,606
FW1890555.UP.FTS.B, 31.62%, 3/21/27.. .	4,665	1,376	L2929574.UP.FTS.B, 13.26%, 4/11/27 . . . .	9,018	8,930
L2018288.UP.FTS.B, 10.67%, 4/10/27. . . .	14,075	13,939	L2927750.UP.FTS.B, 13.53%, 4/11/27 . . . .	6,769	6,703
L2010485.UP.FTS.B, 11.01%, 4/10/27 . . . .	9,357	682	L2929053.UP.FTS.B, 13.57%, 4/11/27 . . . .	14,791	14,647
L2017330.UP.FTS.B, 18.21%, 4/10/27. . . .	4,535	4,472	L2932322.UP.FTS.B, 13.78%, 4/11/27 . . . .	3,213	233
FW2016567.UP.FTS.B, 21.23%, 4/10/27.. .	4,485	4,416	L2932091.UP.FTS.B, 14.06%, 4/11/27 . . . .	14,976	2,035
L2018168.UP.FTS.B, 21.66%, 4/10/27. . . .	10,795	10,609	L2931141.UP.FTS.B, 14.22%, 4/11/27.. . . .	9,403	9,308
L2018248.UP.FTS.B, 24.88%, 4/10/27. . . .	2,647	2,630	L2929484.UP.FTS.B, 14.28%, 4/11/27 . . . .	6,875	1,744
L2015858.UP.FTS.B, 25.48%, 4/10/27. . . .	6,023	5,977	L2931559.UP.FTS.B, 14.36%, 4/11/27 . . . .	36,177	35,829
FW2018468.UP.FTS.B, 26.52%, 4/10/27.. .	18,958	18,740	L2905065.UP.FTS.B, 14.54%, 4/11/27 . . . .	1,709	1,690
FW2017442.UP.FTS.B, 30.64%, 4/10/27.. .	3,764	539	L2930680.UP.FTS.B, 14.64%, 4/11/27 . . . .	1,076	1,063
L2931144.UP.FTS.B, 5.51%, 4/11/27.. . . . .	7,939	7,901	FW2931651.UP.FTS.B, 14.66%, 4/11/27.. .	6,336	6,275
FW2930052.UP.FTS.B, 5.58%, 4/11/27.. . .	17,646	17,561	L2931110.UP.FTS.B, 14.92%, 4/11/27.. . . .	4,076	4,019
FW2932165.UP.FTS.B, 5.86%, 4/11/27.. . .	17,926	17,840	L2928992.UP.FTS.B, 15.03%, 4/11/27 . . . .	9,060	8,973
L2928632.UP.FTS.B, 5.88%, 4/11/27 . . . . .	9,361	9,316	L2929671.UP.FTS.B, 15.08%, 4/11/27 . . . .	42,759	42,316
L2931142.UP.FTS.B, 5.9%, 4/11/27. . . . . .	18,085	17,992	L2928247.UP.FTS.B, 15.12%, 4/11/27 . . . .	4,350	4,308
L2931197.UP.FTS.B, 6.15%, 4/11/27.. . . . .	2,828	2,815	L2928237.UP.FTS.B, 15.14%, 4/11/27 . . . .	39,239	38,864
L2931326.UP.FTS.B, 6.18%, 4/11/27 . . . . .	11,029	10,975	L2930249.UP.FTS.B, 15.14%, 4/11/27 . . . .	9,787	9,694
L2931374.UP.FTS.B, 7.06%, 4/11/27 . . . . .	6,204	6,175	L2927958.UP.FTS.B, 15.19%, 4/11/27 . . . .	14,567	14,427
FW2929692.UP.FTS.B, 7.58%, 4/11/27.. . .	11,539	11,456	FW2928811.UP.FTS.B, 15.33%, 4/11/27.. .	5,361	5,284
FW2930492.UP.FTS.B, 7.76%, 4/11/27.. . .	24,223	24,051	FW2930646.UP.FTS.B, 15.55%, 4/11/27.. .	4,446	4,403
L2928415.UP.FTS.B, 7.84%, 4/11/27 . . . . .	31,090	30,868	L2930377.UP.FTS.B, 15.57%, 4/11/27 . . . .	16,254	16,026
L2928839.UP.FTS.B, 7.91%, 4/11/27 . . . . .	7,048	6,998	L2927743.UP.FTS.B, 15.66%, 4/11/27 . . . .	6,806	6,710
L2929271.UP.FTS.B, 8.07%, 4/11/27 . . . . .	31,999	31,852	L2928343.UP.FTS.B, 15.68%, 4/11/27 . . . .	1,966	1,947
L2928297.UP.FTS.B, 8.58%, 4/11/27 . . . . .	22,255	22,097	L2928701.UP.FTS.B, 15.72%, 4/11/27 . . . .	4,265	4,225
FW2930354.UP.FTS.B, 8.77%, 4/11/27.. . .	19,001	18,864	FW2930346.UP.FTS.B, 15.87%, 4/11/27.. .	908	899
L2929501.UP.FTS.B, 8.87%, 4/11/27 . . . . .	23,877	23,708	L2928179.UP.FTS.B, 15.92%, 4/11/27 . . . .	31,762	31,460
L2929733.UP.FTS.B, 9.1%, 4/11/27 . . . . . .	33,433	33,197	L2928682.UP.FTS.B, 15.94%, 4/11/27 . . . .	11,622	11,460
L2930239.UP.FTS.B, 9.15%, 4/11/27 . . . . .	21,922	21,762	FW2929957.UP.FTS.B, 16.01%, 4/11/27.. .	12,715	12,595
L2928144.UP.FTS.B, 9.39%, 4/11/27 . . . . .	18,039	17,913	L2929608.UP.FTS.B, 16.07%, 4/11/27 . . . .	906	893
FW2928771.UP.FTS.B, 9.46%, 4/11/27.. . .	44,622	44,309	FW2929029.UP.FTS.B, 16.18%, 4/11/27.. .	15,990	15,834
L2931437.UP.FTS.B, 9.47%, 4/11/27 . . . . .	9,371	9,305	L2932260.UP.FTS.B, 16.49%, 4/11/27 . . . .	1,546	1,524
L2932211.UP.FTS.B, 9.68%, 4/11/27.. . . . .	18,931	18,799	L2930475.UP.FTS.B, 16.55%, 4/11/27 . . . .	6,002	5,919
L2931292.UP.FTS.B, 9.71%, 4/11/27 . . . . .	1,480	1,469	L2927859.UP.FTS.B, 16.57%, 4/11/27 . . . .	3,001	2,960
L2930583.UP.FTS.B, 9.81%, 4/11/27 . . . . .	40,199	39,919	L2925173.UP.FTS.B, 16.58%, 4/11/27 . . . .	2,001	1,982
L2929532.UP.FTS.B, 9.84%, 4/11/27 . . . . .	15,240	15,132	L2909526.UP.FTS.B, 16.64%, 4/11/27 . . . .	6,368	6,308
L2931910.UP.FTS.B, 10.07%, 4/11/27 . . . .	4,470	4,439	L2930340.UP.FTS.B, 16.68%, 4/11/27 . . . .	24,400	24,164
L2931980.UP.FTS.B, 10.2%, 4/11/27 . . . . .	9,659	9,592	FW2880291.UP.FTS.B, 16.74%, 4/11/27.. .	11,968	11,803
L2932135.UP.FTS.B, 10.91%, 4/11/27 . . . .	20,610	20,406	L2927944.UP.FTS.B, 16.84%, 4/11/27 . . . .	2,824	1,490
L2930472.UP.FTS.B, 10.98%, 4/11/27 . . . .	986	976	FW2930839.UP.FTS.B, 16.93%, 4/11/27.. .	3,459	3,427
L2928694.UP.FTS.B, 11.02%, 4/11/27.. . . .	14,431	14,289	FW2928717.UP.FTS.B, 16.97%, 4/11/27.. .	6,828	6,733
L2929301.UP.FTS.B, 11.05%, 4/11/27.. . . .	10,130	10,030	L2928313.UP.FTS.B, 17.03%, 4/11/27 . . . .	10,016	9,877
FW2931075.UP.FTS.B, 11.12%, 4/11/27.. .	11,423	11,308	L2928071.UP.FTS.B, 17.22%, 4/11/27 . . . .	1,002	988
FW2930918.UP.FTS.B, 11.32%, 4/11/27.. .	5,381	5,328	L2930149.UP.FTS.B, 17.22%, 4/11/27 . . . .	8,945	8,861
FW2931457.UP.FTS.B, 11.32%, 4/11/27.. .	8,971	8,882	FW2930905.UP.FTS.B, 17.36%, 4/11/27.. .	30,598	30,176
FW2928380.UP.FTS.B, 11.34%, 4/11/27.. .	3,409	3,376	L2920414.UP.FTS.B, 17.44%, 4/11/27 . . . .	24,426	24,087
L2925082.UP.FTS.B, 11.39%, 4/11/27.. . . .	4,038	3,998	L2928286.UP.FTS.B, 17.5%, 4/11/27 . . . . .	4,143	4,099
L2929885.UP.FTS.B, 11.42%, 4/11/27.. . . .	39,034	38,767	L2930132.UP.FTS.B, 17.59%, 4/11/27 . . . .	4,376	4,302
L2929334.UP.FTS.B, 11.51%, 4/11/27.. . . .	21,451	21,241	FW2930503.UP.FTS.B, 17.64%, 4/11/27.. .	4,554	4,491
L2929504.UP.FTS.B, 11.63%, 4/11/27.. . . .	2,694	2,667	L2929835.UP.FTS.B, 17.66%, 4/11/27 . . . .	9,715	9,582
FW2928315.UP.FTS.B, 11.88%, 4/11/27.. .	2,970	2,941	L2929520.UP.FTS.B, 17.74%, 4/11/27 . . . .	13,446	13,213
L2931774.UP.FTS.B, 11.89%, 4/11/27.. . . .	13,134	13,000	L2931693.UP.FTS.B, 17.77%, 4/11/27 . . . .	4,014	3,976
L2930803.UP.FTS.B, 11.99%, 4/11/27.. . . .	14,470	14,328	FW2928215.UP.FTS.B, 17.86%, 4/11/27.. .	5,018	4,949
L2930792.UP.FTS.B, 12.29%, 4/11/27 . . . .	4,497	4,453	L2930769.UP.FTS.B, 18.01%, 4/11/27 . . . .	12,805	12,687

franklintempleton.com	The accompanying notes are an integral part of these financial statements.			Annual Report	147

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
		Principal			Principal
Description		Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)				Upstart Network, Inc. (continued)
L2931697.UP.FTS.B, 18.04%, 4/11/27 . . . .		$ 17,734	$17,423	L2929355.UP.FTS.B, 22.65%, 4/11/27 . . . .	$ 2,030	$2,006
L2930203.UP.FTS.B, 18.11%, 4/11/27.. . . .		36,643	36,293	FW2907671.UP.FTS.B, 22.68%, 4/11/27.. .	18,649	18,436
L2929357.UP.FTS.B, 18.14%, 4/11/27 . . . .		5,485	5,409	L2928173.UP.FTS.B, 22.91%, 4/11/27 . . . .	2,954	2,905
FW2928101.UP.FTS.B, 18.34%, 4/11/27.. .		3,014	2,963	FW2930674.UP.FTS.B, 22.96%, 4/11/27.. .	14,076	13,906
L2929573.UP.FTS.B, 18.4%, 4/11/27 . . . . .		13,878	7,687	L2928500.UP.FTS.B, 23.05%, 4/11/27 . . . .	45,877	45,375
FW2931119.UP.FTS.B, 18.48%, 4/11/27.. .		3,381	3,349	FW2931576.UP.FTS.B, 23.07%, 4/11/27.. .	13,851	13,693
L2930797.UP.FTS.B, 18.58%, 4/11/27 . . . .		1,097	1,078	L2924972.UP.FTS.B, 23.1%, 4/11/27 . . . . .	10,050	5,970
L2931356.UP.FTS.B, 18.7%, 4/11/27 . . . . .		10,239	10,066	FW2928961.UP.FTS.B, 23.12%, 4/11/27.. .	4,585	4,535
FW2930223.UP.FTS.B, 18.74%, 4/11/27.. .		4,592	332	FW2929214.UP.FTS.B, 23.28%, 4/11/27.. .	1,016	999
FW2931505.UP.FTS.B, 18.79%, 4/11/27.. .		12,802	12,683	L2929169.UP.FTS.B, 23.28%, 4/11/27 . . . .	9,906	9,797
FW2928788.UP.FTS.B, 18.9%, 4/11/27.. . .		3,933	3,879	L2932120.UP.FTS.B, 23.29%, 4/11/27 . . . .	5,082	5,024
L2926454.UP.FTS.B, 19.25%, 4/11/27 . . . .		2,969	2,918	L2931244.UP.FTS.B, 23.41%, 4/11/27 . . . .	2,026	2,005
L2932213.UP.FTS.B, 19.31%, 4/11/27 . . . .		7,599	7,471	L2930990.UP.FTS.B, 23.44%, 4/11/27 . . . .	10,072	9,905
L2929660.UP.FTS.B, 19.43%, 4/11/27 . . . .		3,022	2,971	FW2931695.UP.FTS.B, 23.47%, 4/11/27.. .	3,281	1,949
L2930569.UP.FTS.B, 19.46%, 4/11/27 . . . .		19,233	19,056	FW2928339.UP.FTS.B, 23.55%, 4/11/27.. .	25,286	25,009
L2927920.UP.FTS.B, 19.53%, 4/11/27 . . . .		13,740	13,509	L2931393.UP.FTS.B, 23.58%, 4/11/27 . . . .	6,008	5,940
FW2928255.UP.FTS.B, 19.6%, 4/11/27.. . .		5,530	5,439	L2932212.UP.FTS.B, 23.72%, 4/11/27 . . . .	10,079	9,965
L2930145.UP.FTS.B, 19.64%, 4/11/27 . . . .		10,626	10,452	L2928534.UP.FTS.B, 23.8%, 4/11/27 . . . . .	9,988	9,853
L2924609.UP.FTS.B, 19.67%, 4/11/27 . . . .		26,115	25,676	FW2931916.UP.FTS.B, 23.85%, 4/11/27.. .	5,549	5,487
FW2928828.UP.FTS.B, 19.68%, 4/11/27.. .		4,032	3,964	L2928211.UP.FTS.B, 23.9%, 4/11/27.. . . . .	12,704	1,895
L2928959.UP.FTS.B, 19.94%, 4/11/27 . . . .		7,388	7,266	L2929679.UP.FTS.B, 24.13%, 4/11/27 . . . .	34,188	33,825
FW2931080.UP.FTS.B, 20.11%, 4/11/27.. .		10,823	10,642	L2930487.UP.FTS.B, 24.15%, 4/11/27 . . . .	17,437	1,257
L2929135.UP.FTS.B, 20.21%, 4/11/27 . . . .		5,046	4,988	FW2928539.UP.FTS.B, 24.21%, 4/11/27.. .	9,256	9,151
L2928908.UP.FTS.B, 20.26%, 4/11/27 . . . .		918	902	FW2929160.UP.FTS.B, 24.21%, 4/11/27.. .	1,011	1,000
L2930386.UP.FTS.B, 20.28%, 4/11/27 . . . .		9,740	9,652	L2928472.UP.FTS.B, 24.3%, 4/11/27 . . . . .	6,415	3,791
L2929352.UP.FTS.B, 20.34%, 4/11/27 . . . .		9,052	8,902	L2930096.UP.FTS.B, 24.39%, 4/11/27 . . . .	3,705	3,663
L2932129.UP.FTS.B, 20.49%, 4/11/27 . . . .		19,102	2,590	FW2929123.UP.FTS.B, 24.4%, 4/11/27.. . .	5,556	5,464
L2929654.UP.FTS.B, 20.54%, 4/11/27 . . . .		21,022	688	L2929607.UP.FTS.B, 24.41%, 4/11/27 . . . .	1,729	494
L2931611.UP.FTS.B, 20.6%, 4/11/27.. . . . .		14,968	14,763	FW2930547.UP.FTS.B, 24.45%, 4/11/27.. .	3,056	3,022
FW2930991.UP.FTS.B, 20.65%, 4/11/27.. .		1,451	55	FW2926554.UP.FTS.B, 24.53%, 4/11/27.. .	10,234	6,092
L2929578.UP.FTS.B, 20.69%, 4/11/27 . . . .		19,931	19,702	FW2928927.UP.FTS.B, 24.56%, 4/11/27.. .	12,134	11,997
L2931702.UP.FTS.B, 20.87%, 4/11/27 . . . .		8,277	8,165	FW2929993.UP.FTS.B, 24.61%, 4/11/27.. .	7,059	6,943
L2927893.UP.FTS.B, 20.88%, 4/11/27 . . . .		6,065	5,995	L2931286.UP.FTS.B, 24.62%, 4/11/27 . . . .	18,535	18,229
L2928097.UP.FTS.B, 21%, 4/11/27.. . . . . .		6,309	449	L2931805.UP.FTS.B, 24.68%, 4/11/27 . . . .	1,164	82
FW2929918.UP.FTS.B, 21.02%, 4/11/27.. .		851	843	FW2927974.UP.FTS.B, 24.72%, 4/11/27.. .	3,183	923
FW2930169.UP.FTS.B, 21.07%, 4/11/27.. .		9,273	9,150	FW2931412.UP.FTS.B, 24.72%, 4/11/27.. .	5,048	4,983
FW2929809.UP.FTS.B, 21.08%, 4/11/27.. .		11,950	11,813	L2928852.UP.FTS.B, 24.73%, 4/11/27 . . . .	1,390	1,374
L2928658.UP.FTS.B, 21.27%, 4/11/27 . . . .		920	907	L2929765.UP.FTS.B, 24.83%, 4/11/27 . . . .	969	957
FW2930564.UP.FTS.B, 21.29%, 4/11/27.. .		1,828	1,807	L2928512.UP.FTS.B, 24.85%, 4/11/27 . . . .	9,954	9,839
L2929710.UP.FTS.B, 21.35%, 4/11/27 . . . .		11,136	11,015	L2932289.UP.FTS.B, 24.85%, 4/11/27 . . . .	2,224	2,199
L2928922.UP.FTS.B, 21.49%, 4/11/27 . . . .		4,969	4,886	L2932342.UP.FTS.B, 24.92%, 4/11/27 . . . .	3,227	3,192
FW2930464.UP.FTS.B, 21.68%, 4/11/27.. .		11,047	10,862	L2928873.UP.FTS.B, 24.96%, 4/11/27 . . . .	932	268
L2931173.UP.FTS.B, 21.74%, 4/11/27.. . . .		3,220	3,186	L2931584.UP.FTS.B, 25.02%, 4/11/27 . . . .	1,222	727
L2930355.UP.FTS.B, 21.76%, 4/11/27 . . . .		4,603	4,551	L2928413.UP.FTS.B, 25.03%, 4/11/27 . . . .	1,576	1,558
FW2927878.UP.FTS.B, 21.78%, 4/11/27.. .		5,064	5,006	FW2928348.UP.FTS.B, 25.04%, 4/11/27.. .	8,669	8,564
L2924601.UP.FTS.B, 21.86%, 4/11/27 . . . .		4,097	4,050	L2927825.UP.FTS.B, 25.04%, 4/11/27 . . . .	1,971	1,949
L2931872.UP.FTS.B, 21.94%, 4/11/27 . . . .		24,547	24,209	L2929669.UP.FTS.B, 25.06%, 4/11/27 . . . .	983	71
L2929073.UP.FTS.B, 22.08%, 4/11/27 . . . .		24,293	24,009	L2929882.UP.FTS.B, 25.08%, 4/11/27 . . . .	6,584	6,510
L2931630.UP.FTS.B, 22.14%, 4/11/27 . . . .		19,770	19,440	L2932152.UP.FTS.B, 25.08%, 4/11/27 . . . .	9,922	9,810
FW2930816.UP.FTS.B, 22.15%, 4/11/27.. .		8,570	8,427	L2930717.UP.FTS.B, 25.09%, 4/11/27 . . . .	1,029	1,016
L2932038.UP.FTS.B, 22.19%, 4/11/27 . . . .		4,608	4,555	L2931976.UP.FTS.B, 25.09%, 4/11/27 . . . .	2,272	657
FW2931433.UP.FTS.B, 22.3%, 4/11/27.. . .		26,917	26,610	FW2927922.UP.FTS.B, 25.14%, 4/11/27.. .	16,137	15,956
FW2932293.UP.FTS.B, 22.35%, 4/11/27.. .		4,082	2,340	L2928636.UP.FTS.B, 25.16%, 4/11/27 . . . .	927	917
L2929277.UP.FTS.B, 22.4%, 4/11/27 . . . . .		8,759	8,659	L2930146.UP.FTS.B, 25.16%, 4/11/27 . . . .	1,123	1,111
L2929537.UP.FTS.B, 22.4%, 4/11/27 . . . . .		19,443	19,123	L2930269.UP.FTS.B, 25.2%, 4/11/27 . . . . .	3,155	3,103
L2931850.UP.FTS.B, 22.46%, 4/11/27 . . . .		3,431	506	L2930022.UP.FTS.B, 25.21%, 4/11/27 . . . .	2,226	2,201
FW2929717.UP.FTS.B, 22.54%, 4/11/27.. .		6,040	5,974	L2929652.UP.FTS.B, 25.22%, 4/11/27 . . . .	4,545	4,494
L2930859.UP.FTS.B, 22.54%, 4/11/27 . . . .		4,764	128	L2929572.UP.FTS.B, 25.24%, 4/11/27 . . . .	1,913	281

148	Annual Report	The accompanying notes are an integral part of these financial statements.			franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
	Principal			Principal
Description	Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)			Upstart Network, Inc. (continued)
L2928316.UP.FTS.B, 25.25%, 4/11/27 . . . .	$ 3,393	$2,027	FW2921283.UP.FTS.B, 27.6%, 4/11/27.. . .	$ 2,889	$2,857
L2927753.UP.FTS.B, 25.31%, 4/11/27 . . . .	4,731	4,679	FW2929218.UP.FTS.B, 27.65%, 4/11/27.. .	5,034	4,978
L2929095.UP.FTS.B, 25.31%, 4/11/27 . . . .	2,152	2,117	FW2928485.UP.FTS.B, 27.66%, 4/11/27.. .	4,661	4,609
L2931438.UP.FTS.B, 25.31%, 4/11/27 . . . .	4,731	4,678	FW2929228.UP.FTS.B, 27.79%, 4/11/27.. .	11,189	11,064
L2931363.UP.FTS.B, 25.32%, 4/11/27 . . . .	3,117	220	FW2929722.UP.FTS.B, 27.8%, 4/11/27.. . .	1,771	1,742
L2927955.UP.FTS.B, 25.33%, 4/11/27 . . . .	936	926	FW2928870.UP.FTS.B, 28.25%, 4/11/27.. .	8,119	8,029
L2930098.UP.FTS.B, 25.33%, 4/11/27 . . . .	10,579	10,460	FW2928012.UP.FTS.B, 28.41%, 4/11/27.. .	5,151	5,095
L2931522.UP.FTS.B, 25.34%, 4/11/27 . . . .	11,690	11,559	FW2929500.UP.FTS.B, 28.42%, 4/11/27.. .	2,709	2,679
L2929568.UP.FTS.B, 25.35%, 4/11/27 . . . .	2,824	2,789	FW2929560.UP.FTS.B, 28.47%, 4/11/27.. .	28,016	27,706
L2931134.UP.FTS.B, 25.35%, 4/11/27.. . . .	28,729	4,129	FW2928601.UP.FTS.B, 28.52%, 4/11/27.. .	11,509	6,883
L2931357.UP.FTS.B, 25.35%, 4/11/27 . . . .	2,041	2,018	FW2924868.UP.FTS.B, 28.85%, 4/11/27.. .	5,649	5,541
L2930348.UP.FTS.B, 25.36%, 4/11/27 . . . .	6,031	5,931	L2928840.UP.FTS.B, 28.98%, 4/11/27 . . . .	13,294	946
L2930363.UP.FTS.B, 25.38%, 4/11/27 . . . .	2,041	2,008	FW2927938.UP.FTS.B, 29.01%, 4/11/27.. .	4,640	2,765
L2930887.UP.FTS.B, 25.38%, 4/11/27 . . . .	4,441	42	FW2930574.UP.FTS.B, 29.3%, 4/11/27.. . .	8,140	8,050
L2931442.UP.FTS.B, 25.38%, 4/11/27 . . . .	3,991	3,946	FW2929935.UP.FTS.B, 29.53%, 4/11/27.. .	30,062	29,736
L2925217.UP.FTS.B, 25.4%, 4/11/27 . . . . .	2,784	2,753	FW2931409.UP.FTS.B, 29.65%, 4/11/27.. .	5,240	5,182
L2932031.UP.FTS.B, 25.4%, 4/11/27 . . . . .	2,060	2,027	FW2930665.UP.FTS.B, 29.74%, 4/11/27.. .	7,208	7,128
L2929249.UP.FTS.B, 25.41%, 4/11/27 . . . .	1,485	1,468	FW2927928.UP.FTS.B, 29.77%, 4/11/27.. .	1,030	1,018
L2930160.UP.FTS.B, 25.43%, 4/11/27 . . . .	4,274	4,227	FW2931000.UP.FTS.B, 30.12%, 4/11/27.. .	1,873	1,853
L2931638.UP.FTS.B, 25.43%, 4/11/27 . . . .	4,462	4,412	FW2930176.UP.FTS.B, 30.35%, 4/11/27.. .	994	69
L2928774.UP.FTS.B, 25.44%, 4/11/27 . . . .	1,392	1,376	FW2929635.UP.FTS.B, 30.45%, 4/11/27.. .	1,031	1,020
L2931011.UP.FTS.B, 25.45%, 4/11/27.. . . .	1,656	1,638	FW2931821.UP.FTS.B, 30.54%, 4/11/27.. .	1,687	1,669
L2931216.UP.FTS.B, 25.47%, 4/11/27 . . . .	2,506	2,478	FW2928765.UP.FTS.B, 30.58%, 4/11/27.. .	5,249	5,192
FW2932239.UP.FTS.B, 25.48%, 4/11/27.. .	10,023	9,910	FW2905761.UP.FTS.B, 30.61%, 4/11/27.. .	1,030	1,019
L2928194.UP.FTS.B, 25.48%, 4/11/27 . . . .	3,126	3,088	FW2924597.UP.FTS.B, 30.67%, 4/11/27.. .	3,449	244
L2929019.UP.FTS.B, 25.49%, 4/11/27 . . . .	3,248	3,212	FW2931107.UP.FTS.B, 30.69%, 4/11/27.. .	1,577	112
L2928800.UP.FTS.B, 25.5%, 4/11/27 . . . . .	2,227	2,191	FW2930995.UP.FTS.B, 30.73%, 4/11/27.. .	2,438	2,411
L2924786.UP.FTS.B, 25.51%, 4/11/27 . . . .	5,754	5,690	FW2925607.UP.FTS.B, 30.77%, 4/11/27.. .	2,621	2,588
L2929869.UP.FTS.B, 25.51%, 4/11/27 . . . .	5,769	5,705	FW2929924.UP.FTS.B, 30.77%, 4/11/27.. .	1,398	1,383
L2931369.UP.FTS.B, 25.52%, 4/11/27 . . . .	11,135	800	FW2931246.UP.FTS.B, 30.79%, 4/11/27.. .	1,487	1,471
L2924958.UP.FTS.B, 25.66%, 4/11/27 . . . .	3,933	280	FW2927877.UP.FTS.B, 30.81%, 4/11/27.. .	1,744	1,046
L2929203.UP.FTS.B, 25.67%, 4/11/27 . . . .	18,414	18,211	FW2928835.UP.FTS.B, 30.88%, 4/11/27.. .	8,253	8,163
FW2931488.UP.FTS.B, 25.84%, 4/11/27.. .	3,715	3,654	FW2928958.UP.FTS.B, 30.9%, 4/11/27.. . .	938	928
FW2928712.UP.FTS.B, 25.91%, 4/11/27.. .	3,251	3,215	FW2929033.UP.FTS.B, 30.91%, 4/11/27.. .	4,901	2,937
FW2928810.UP.FTS.B, 25.97%, 4/11/27.. .	5,201	2,997	FW2929535.UP.FTS.B, 30.91%, 4/11/27.. .	31,508	31,169
L2929673.UP.FTS.B, 26.05%, 4/11/27 . . . .	15,475	9,231	FW2928155.UP.FTS.B, 30.92%, 4/11/27.. .	2,139	1,284
L2930197.UP.FTS.B, 26.2%, 4/11/27 . . . . .	46,472	45,708	FW2930708.UP.FTS.B, 30.94%, 4/11/27.. .	1,032	1,020
FW2928645.UP.FTS.B, 26.24%, 4/11/27.. .	2,603	2,560	FW2931261.UP.FTS.B, 30.94%, 4/11/27.. .	3,283	3,247
L2929487.UP.FTS.B, 26.3%, 4/11/27 . . . . .	11,179	6,658	FW2931588.UP.FTS.B, 30.97%, 4/11/27.. .	1,165	(13)
FW2930122.UP.FTS.B, 26.47%, 4/11/27.. .	10,137	10,023	FW2927975.UP.FTS.B, 31%, 4/11/27. . . . .	964	141
FW2929864.UP.FTS.B, 26.5%, 4/11/27.. . .	9,197	9,099	FW2932124.UP.FTS.B, 31.03%, 4/11/27.. .	1,541	225
L2930852.UP.FTS.B, 26.51%, 4/11/27 . . . .	6,791	6,679	FW2931670.UP.FTS.B, 31.06%, 4/11/27.. .	2,533	2,505
FW2932003.UP.FTS.B, 26.57%, 4/11/27.. .	10,926	10,809	FW2928834.UP.FTS.B, 31.11%, 4/11/27.. .	2,787	2,757
L2930287.UP.FTS.B, 26.84%, 4/11/27 . . . .	14,130	8,442	FW2930285.UP.FTS.B, 31.11%, 4/11/27.. .	3,471	3,433
FW2927841.UP.FTS.B, 26.89%, 4/11/27.. .	3,931	3,883	FW2929975.UP.FTS.B, 31.14%, 4/11/27.. .	1,595	1,578
FW2930544.UP.FTS.B, 27.01%, 4/11/27.. .	4,655	4,603	FW2931962.UP.FTS.B, 31.16%, 4/11/27.. .	1,257	1,241
FW2931493.UP.FTS.B, 27.02%, 4/11/27.. .	4,096	4,051	FW2927987.UP.FTS.B, 31.17%, 4/11/27.. .	2,627	2,599
FW2932021.UP.FTS.B, 27.2%, 4/11/27.. . .	1,397	1,381	FW2929122.UP.FTS.B, 31.17%, 4/11/27.. .	2,346	2,320
FW2930638.UP.FTS.B, 27.26%, 4/11/27.. .	19,746	19,526	FW2927833.UP.FTS.B, 31.18%, 4/11/27.. .	1,408	1,392
FW2929129.UP.FTS.B, 27.27%, 4/11/27.. .	15,089	14,921	FW2928577.UP.FTS.B, 31.19%, 4/11/27.. .	1,126	1,114
FW2929902.UP.FTS.B, 27.28%, 4/11/27.. .	4,987	4,933	FW2930781.UP.FTS.B, 31.2%, 4/11/27.. . .	1,219	1,206
FW2929703.UP.FTS.B, 27.29%, 4/11/27.. .	20,306	20,080	FW2929551.UP.FTS.B, 31.21%, 4/11/27.. .	2,065	2,042
FW2927978.UP.FTS.B, 27.34%, 4/11/27.. .	4,625	4,575	FW2928856.UP.FTS.B, 31.24%, 4/11/27.. .	2,534	2,506
FW2928866.UP.FTS.B, 27.4%, 4/11/27.. . .	7,267	7,186	FW2931330.UP.FTS.B, 31.32%, 4/11/27.. .	3,630	1,060
FW2928193.UP.FTS.B, 27.44%, 4/11/27.. .	3,072	3,040	FW2931445.UP.FTS.B, 31.47%, 4/11/27.. .	4,319	4,272
L2929849.UP.FTS.B, 27.53%, 4/11/27 . . . .	1,771	1,751	FW2932028.UP.FTS.B, 31.51%, 4/11/27.. .	11,394	11,273
FW2929101.UP.FTS.B, 27.56%, 4/11/27.. .	1,305	1,290	FW2927764.UP.FTS.B, 31.56%, 4/11/27.. .	7,963	(106)
FW2928696.UP.FTS.B, 27.59%, 4/11/27.. .	4,101	4,055	FW2928583.UP.FTS.B, 31.65%, 4/11/27.. .	9,978	695

franklintempleton.com	The accompanying notes are an integral part of these financial statements.			Annual Report	149

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
		Principal			Principal
Description		Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)				Upstart Network, Inc. (continued)
FW2930602.UP.FTS.B, 32%, 4/11/27. . . . .		$ 10,707	$3,132	L2934014.UP.FTS.B, 14.43%, 4/12/27. . . .	$ 14,654	$14,516
FW2932070.UP.FTS.B, 32%, 4/11/27. . . . .		8,204	8,115	L2933672.UP.FTS.B, 14.48%, 4/12/27. . . .	1,533	1,518
FW2929182.UP.FTS.B, 32.25%, 4/11/27.. .		27,908	27,604	FW2921409.UP.FTS.B, 14.51%, 4/12/27.. .	2,904	2,877
FW2931777.UP.FTS.B, 32.27%, 4/11/27.. .		977	(11)	L2934357.UP.FTS.B, 14.61%, 4/12/27. . . .	9,319	9,227
FW2931109.UP.FTS.B, 34.45%, 4/11/27.. .		3,699	(88)	L2935927.UP.FTS.B, 14.75%, 4/12/27. . . .	40,377	39,996
L2934719.UP.FTS.B, 5.89%, 4/12/27. . . . .		15,863	15,786	L2932740.UP.FTS.B, 14.77%, 4/12/27. . . .	91	31
L2934939.UP.FTS.B, 5.94%, 4/12/27. . . . .		12,730	12,665	L2933917.UP.FTS.B, 14.92%, 4/12/27. . . .	6,340	6,280
L2934674.UP.FTS.B, 5.99%, 4/12/27. . . . .		7,053	7,019	L2933149.UP.FTS.B, 14.95%, 4/12/27. . . .	5,435	5,360
L2932966.UP.FTS.B, 6.09%, 4/12/27. . . . .		2,154	2,143	L2934068.UP.FTS.B, 15.16%, 4/12/27. . . .	4,894	4,848
L2934096.UP.FTS.B, 6.09%, 4/12/27. . . . .		5,302	5,277	FW2934620.UP.FTS.B, 15.18%, 4/12/27.. .	34,160	33,686
L2935839.UP.FTS.B, 6.13%, 4/12/27. . . . .		5,303	5,278	FW2935949.UP.FTS.B, 15.22%, 4/12/27.. .	9,064	8,979
L2933662.UP.FTS.B, 6.16%, 4/12/27. . . . .		22,096	21,992	L2935025.UP.FTS.B, 15.26%, 4/12/27. . . .	4,986	4,939
L2932593.UP.FTS.B, 6.74%, 4/12/27. . . . .		6,198	6,169	FW2935322.UP.FTS.B, 15.48%, 4/12/27.. .	1,633	1,617
L2932805.UP.FTS.B, 7.25%, 4/12/27. . . . .		13,311	13,249	L2935086.UP.FTS.B, 15.57%, 4/12/27. . . .	6,037	823
L2932935.UP.FTS.B, 7.41%, 4/12/27. . . . .		17,743	17,661	L2934951.UP.FTS.B, 15.65%, 4/12/27. . . .	1,268	1,256
L2934848.UP.FTS.B, 7.68%, 4/12/27. . . . .		5,418	2,682	FW2936086.UP.FTS.B, 15.83%, 4/12/27.. .	4,970	4,901
L2934028.UP.FTS.B, 8.23%, 4/12/27. . . . .		16,185	16,071	L2933684.UP.FTS.B, 15.83%, 4/12/27. . . .	9,933	9,839
L2932516.UP.FTS.B, 8.41%, 4/12/27. . . . .		3,842	3,814	FW2932566.UP.FTS.B, 16.14%, 4/12/27.. .	13,250	13,121
L2928756.UP.FTS.B, 8.5%, 4/12/27. . . . . .		3,109	3,088	L2932973.UP.FTS.B, 16.22%, 4/12/27. . . .	3,180	3,151
L2933997.UP.FTS.B, 8.6%, 4/12/27. . . . . .		15,312	15,205	L2934824.UP.FTS.B, 16.29%, 4/12/27. . . .	6,271	6,185
L2933064.UP.FTS.B, 8.64%, 4/12/27. . . . .		38,581	38,305	FW2934062.UP.FTS.B, 16.46%, 4/12/27.. .	9,534	9,406
FW2935338.UP.FTS.B, 9.15%, 4/12/27.. . .		44,436	44,121	L2932758.UP.FTS.B, 16.56%, 4/12/27. . . .	11,732	11,623
FW2933047.UP.FTS.B, 9.38%, 4/12/27.. . .		5,353	5,316	L2933092.UP.FTS.B, 17.01%, 4/12/27. . . .	36,419	35,921
L2933578.UP.FTS.B, 9.41%, 4/12/27. . . . .		39,797	39,521	L2934264.UP.FTS.B, 17.04%, 4/12/27. . . .	5,940	3,294
L2935969.UP.FTS.B, 9.48%, 4/12/27. . . . .		13,387	13,294	L2934768.UP.FTS.B, 17.04%, 4/12/27. . . .	5,008	4,940
L2935039.UP.FTS.B, 9.98%, 4/12/27. . . . .		9,563	9,497	FW2932938.UP.FTS.B, 17.18%, 4/12/27.. .	2,277	2,246
L2935520.UP.FTS.B, 10.08%, 4/12/27. . . .		4,470	4,439	L2934330.UP.FTS.B, 17.26%, 4/12/27. . . .	9,748	9,658
FW2934452.UP.FTS.B, 10.25%, 4/12/27.. .		28,785	28,583	L2930904.UP.FTS.B, 17.31%, 4/12/27. . . .	23,000	12,821
L2933292.UP.FTS.B, 10.46%, 4/12/27. . . .		18,526	18,341	L2934145.UP.FTS.B, 17.34%, 4/12/27. . . .	22,454	22,248
L2934350.UP.FTS.B, 10.57%, 4/12/27. . . .		9,865	9,798	FW2928773.UP.FTS.B, 17.37%, 4/12/27.. .	5,819	5,740
L2933334.UP.FTS.B, 10.67%, 4/12/27. . . .		5,731	5,692	FW2933266.UP.FTS.B, 17.44%, 4/12/27.. .	4,549	4,488
L2934277.UP.FTS.B, 10.75%, 4/12/27. . . .		957	950	L2934291.UP.FTS.B, 17.44%, 4/12/27. . . .	15,494	15,283
L2933170.UP.FTS.B, 10.92%, 4/12/27. . . .		21,242	21,100	L2929039.UP.FTS.B, 17.51%, 4/12/27. . . .	3,906	3,853
L2933287.UP.FTS.B, 10.96%, 4/12/27. . . .		5,377	5,341	L2933233.UP.FTS.B, 17.55%, 4/12/27. . . .	12,764	12,646
FW2934988.UP.FTS.B, 11.01%, 4/12/27.. .		14,162	14,024	FW2921340.UP.FTS.B, 18.08%, 4/12/27.. .	8,932	8,806
L2935685.UP.FTS.B, 11.21%, 4/12/27 . . . .		21,150	20,944	FW2933519.UP.FTS.B, 18.13%, 4/12/27.. .	8,856	8,736
L2933802.UP.FTS.B, 11.46%, 4/12/27 . . . .		26,923	26,663	FW2932833.UP.FTS.B, 18.37%, 4/12/27.. .	8,770	8,624
L2934500.UP.FTS.B, 11.56%, 4/12/27 . . . .		33,843	33,615	FW2933186.UP.FTS.B, 18.56%, 4/12/27.. .	14,166	13,974
L2933611.UP.FTS.B, 11.68%, 4/12/27.. . . .		7,471	–	FW2934604.UP.FTS.B, 18.71%, 4/12/27.. .	24,776	24,365
L2932562.UP.FTS.B, 11.88%, 4/12/27 . . . .		2,156	2,142	L2933956.UP.FTS.B, 18.85%, 4/12/27. . . .	7,747	7,639
FW2928392.UP.FTS.B, 12.26%, 4/12/27.. .		44,969	44,536	FW2933573.UP.FTS.B, 18.93%, 4/12/27.. .	1,270	1,251
L2933323.UP.FTS.B, 12.4%, 4/12/27. . . . .		8,521	8,439	L2934971.UP.FTS.B, 19.06%, 4/12/27. . . .	3,148	448
L2929979.UP.FTS.B, 12.66%, 4/12/27. . . .		9,599	9,506	L2932813.UP.FTS.B, 19.07%, 4/12/27. . . .	11,895	11,698
FW2935127.UP.FTS.B, 12.79%, 4/12/27.. .		21,560	2,942	FW2932434.UP.FTS.B, 19.1%, 4/12/27.. . .	1,769	1,739
L2933178.UP.FTS.B, 12.88%, 4/12/27. . . .		6,216	6,157	L2935130.UP.FTS.B, 19.21%, 4/12/27. . . .	4,775	4,707
L2934721.UP.FTS.B, 13.01%, 4/12/27. . . .		9,012	8,926	FW2932660.UP.FTS.B, 19.24%, 4/12/27.. .	20,870	20,588
L2932728.UP.FTS.B, 13.07%, 4/12/27. . . .		4,847	4,800	L2934896.UP.FTS.B, 19.43%, 4/12/27. . . .	20,880	20,598
L2932384.UP.FTS.B, 13.22%, 4/12/27. . . .		2,886	2,858	L2933277.UP.FTS.B, 19.45%, 4/12/27. . . .	2,324	1,289
L2932883.UP.FTS.B, 13.4%, 4/12/27. . . . .		1,985	1,966	FW2934275.UP.FTS.B, 19.55%, 4/12/27.. .	5,226	5,124
L2933032.UP.FTS.B, 13.49%, 4/12/27. . . .		17,400	17,234	L2934998.UP.FTS.B, 19.55%, 4/12/27. . . .	21,985	21,689
L2934809.UP.FTS.B, 13.61%, 4/12/27. . . .		4,513	4,470	FW2932085.UP.FTS.B, 19.78%, 4/12/27.. .	1,550	1,524
FW2932832.UP.FTS.B, 13.69%, 4/12/27.. .		19,321	19,137	FW2935930.UP.FTS.B, 19.97%, 4/12/27.. .	7,886	7,780
L2934338.UP.FTS.B, 13.77%, 4/12/27. . . .		8,127	8,050	L2934093.UP.FTS.B, 20.12%, 4/12/27. . . .	3,027	2,977
FW2932546.UP.FTS.B, 13.93%, 4/12/27.. .		11,744	11,633	L2932535.UP.FTS.B, 20.15%, 4/12/27. . . .	8,806	8,651
L2926179.UP.FTS.B, 14%, 4/12/27.. . . . . .		29,186	28,909	L2925524.UP.FTS.B, 20.35%, 4/12/27. . . .	9,178	9,026
L2934323.UP.FTS.B, 14.05%, 4/12/27. . . .		3,615	3,580	L2933576.UP.FTS.B, 20.49%, 4/12/27. . . .	5,883	426
FW2935078.UP.FTS.B, 14.1%, 4/12/27.. . .		2,983	2,954	L2933470.UP.FTS.B, 20.63%, 4/12/27. . . .	1,941	139
FW2933775.UP.FTS.B, 14.2%, 4/12/27.. . .		7,047	6,980	L2934786.UP.FTS.B, 20.82%, 4/12/27. . . .	9,627	9,468

150	Annual Report	The accompanying notes are an integral part of these financial statements.			franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
	Principal			Principal
Description	Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)			Upstart Network, Inc. (continued)
L2935383.UP.FTS.B, 21.06%, 4/12/27. . . .	$ 45,969	$45,558	L2935062.UP.FTS.B, 25.37%, 4/12/27. . . .	$ 3,433	$3,396
FW2932358.UP.FTS.B, 21.26%, 4/12/27.. .	3,777	544	L2935717.UP.FTS.B, 25.39%, 4/12/27. . . .	1,340	198
FW2932291.UP.FTS.B, 21.33%, 4/12/27.. .	9,198	9,047	L2910258.UP.FTS.B, 25.4%, 4/12/27. . . . .	10,300	10,188
L2933315.UP.FTS.B, 21.57%, 4/12/27. . . .	5,430	5,357	L2933671.UP.FTS.B, 25.42%, 4/12/27. . . .	4,361	4,314
FW2932873.UP.FTS.B, 21.6%, 4/12/27.. . .	1,616	239	L2934221.UP.FTS.B, 25.42%, 4/12/27. . . .	1,485	1,469
L2934722.UP.FTS.B, 21.63%, 4/12/27. . . .	3,700	3,660	L2934835.UP.FTS.B, 25.42%, 4/12/27. . . .	14,454	1,038
L2933987.UP.FTS.B, 21.69%, 4/12/27. . . .	26,126	1,868	L2933216.UP.FTS.B, 25.44%, 4/12/27. . . .	3,341	3,304
L2933448.UP.FTS.B, 21.75%, 4/12/27. . . .	1,657	1,639	L2934526.UP.FTS.B, 25.47%, 4/12/27. . . .	5,197	5,140
L2934026.UP.FTS.B, 21.81%, 4/12/27. . . .	9,208	9,085	L2935106.UP.FTS.B, 25.47%, 4/12/27. . . .	1,578	1,561
L2935751.UP.FTS.B, 22.01%, 4/12/27. . . .	1,951	1,932	L2935825.UP.FTS.B, 25.47%, 4/12/27. . . .	6,125	6,059
L2933788.UP.FTS.B, 22.24%, 4/12/27. . . .	9,290	5,168	L2931662.UP.FTS.B, 25.5%, 4/12/27. . . . .	6,356	6,290
L2934342.UP.FTS.B, 22.28%, 4/12/27. . . .	5,687	5,573	FW2932553.UP.FTS.B, 25.61%, 4/12/27.. .	2,599	2,571
FW2932542.UP.FTS.B, 22.3%, 4/12/27.. . .	15,671	15,498	L2933632.UP.FTS.B, 25.67%, 4/12/27. . . .	5,571	5,510
L2932779.UP.FTS.B, 22.36%, 4/12/27. . . .	18,438	18,235	FW2933530.UP.FTS.B, 25.87%, 4/12/27.. .	1,995	1,974
L2934510.UP.FTS.B, 22.41%, 4/12/27. . . .	9,220	9,118	L2932808.UP.FTS.B, 25.87%, 4/12/27. . . .	5,335	5,277
L2935129.UP.FTS.B, 22.75%, 4/12/27. . . .	7,382	7,261	L2935140.UP.FTS.B, 25.88%, 4/12/27. . . .	2,972	2,940
L2933711.UP.FTS.B, 22.78%, 4/12/27 . . . .	119	117	FW2932828.UP.FTS.B, 26.03%, 4/12/27.. .	3,345	3,308
L2932952.UP.FTS.B, 23.13%, 4/12/27. . . .	5,055	5,002	L2932763.UP.FTS.B, 26.08%, 4/12/27. . . .	4,739	4,687
L2932379.UP.FTS.B, 23.14%, 4/12/27. . . .	6,741	6,667	FW2932450.UP.FTS.B, 26.13%, 4/12/27.. .	3,067	3,033
L2933553.UP.FTS.B, 23.26%, 4/12/27. . . .	8,408	4,831	L2933446.UP.FTS.B, 26.13%, 4/12/27. . . .	7,899	7,814
FW2934271.UP.FTS.B, 23.29%, 4/12/27.. .	11,547	11,420	FW2933051.UP.FTS.B, 26.29%, 4/12/27.. .	2,917	2,882
L2933829.UP.FTS.B, 23.3%, 4/12/27. . . . .	29,192	28,871	L2934991.UP.FTS.B, 26.41%, 4/12/27. . . .	2,811	2,780
FW2929713.UP.FTS.B, 23.5%, 4/12/27.. . .	2,033	2,011	FW2934761.UP.FTS.B, 26.44%, 4/12/27.. .	6,044	5,979
L2932911.UP.FTS.B, 23.5%, 4/12/27 . . . . .	5,083	5,000	FW2933272.UP.FTS.B, 26.83%, 4/12/27.. .	5,156	5,103
L2932936.UP.FTS.B, 23.51%, 4/12/27. . . .	9,242	9,120	FW2933474.UP.FTS.B, 27.39%, 4/12/27.. .	3,451	3,413
L2934363.UP.FTS.B, 23.59%, 4/12/27. . . .	7,190	4,279	FW2932656.UP.FTS.B, 27.65%, 4/12/27.. .	2,610	2,582
L2931006.UP.FTS.B, 23.73%, 4/12/27. . . .	7,531	7,452	FW2933681.UP.FTS.B, 28.03%, 4/12/27.. .	1,561	110
L2934788.UP.FTS.B, 23.77%, 4/12/27. . . .	7,424	7,300	FW2934024.UP.FTS.B, 28.16%, 4/12/27.. .	40,402	39,968
L2935437.UP.FTS.B, 23.88%, 4/12/27. . . .	9,250	9,148	FW2933134.UP.FTS.B, 28.35%, 4/12/27.. .	15,046	1,059
L2933915.UP.FTS.B, 23.94%, 4/12/27. . . .	7,401	7,280	FW2868466.UP.FTS.B, 28.5%, 4/12/27.. . .	6,627	974
L2933117.UP.FTS.B, 24.09%, 4/12/27 . . . .	1,742	1,719	FW2932980.UP.FTS.B, 29.72%, 4/12/27.. .	8,298	1,220
FW2932371.UP.FTS.B, 24.1%, 4/12/27.. . .	5,290	381	FW2934728.UP.FTS.B, 29.87%, 4/12/27.. .	3,276	3,241
FW2933477.UP.FTS.B, 24.15%, 4/12/27.. .	24,243	23,828	FW2933887.UP.FTS.B, 29.96%, 4/12/27.. .	2,341	2,316
L2935924.UP.FTS.B, 24.3%, 4/12/27. . . . .	1,419	209	FW2932696.UP.FTS.B, 30.54%, 4/12/27.. .	14,990	14,831
L2933708.UP.FTS.B, 24.41%, 4/12/27. . . .	32,097	2,312	FW2933555.UP.FTS.B, 30.59%, 4/12/27.. .	1,059	155
FW2932094.UP.FTS.B, 24.49%, 4/12/27.. .	10,095	9,931	FW2932351.UP.FTS.B, 30.67%, 4/12/27.. .	4,281	625
FW2933926.UP.FTS.B, 24.54%, 4/12/27.. .	27,788	27,484	FW2933837.UP.FTS.B, 30.67%, 4/12/27.. .	1,500	1,484
L2932713.UP.FTS.B, 24.66%, 4/12/27. . . .	14,916	14,674	FW2932394.UP.FTS.B, 30.74%, 4/12/27.. .	2,077	2,057
L2934979.UP.FTS.B, 24.7%, 4/12/27. . . . .	24,734	14,237	FW2935544.UP.FTS.B, 30.76%, 4/12/27.. .	967	67
L2934015.UP.FTS.B, 24.74%, 4/12/27. . . .	993	976	FW2932460.UP.FTS.B, 30.82%, 4/12/27.. .	1,929	565
FW2932608.UP.FTS.B, 24.82%, 4/12/27.. .	4,639	4,564	FW2932900.UP.FTS.B, 30.82%, 4/12/27.. .	3,282	3,248
FW2932759.UP.FTS.B, 24.87%, 4/12/27.. .	7,179	7,103	FW2932622.UP.FTS.B, 30.83%, 4/12/27.. .	1,059	155
L2934577.UP.FTS.B, 24.97%, 4/12/27. . . .	4,686	2,789	FW2935054.UP.FTS.B, 30.86%, 4/12/27.. .	3,282	3,248
FW2934105.UP.FTS.B, 25.03%, 4/12/27.. .	46,359	45,854	FW2932461.UP.FTS.B, 30.87%, 4/12/27.. .	6,452	945
L2932978.UP.FTS.B, 25.04%, 4/12/27. . . .	7,113	6,978	FW2932657.UP.FTS.B, 30.91%, 4/12/27.. .	1,219	1,206
L2934475.UP.FTS.B, 25.05%, 4/12/27. . . .	927	912	FW2933690.UP.FTS.B, 30.91%, 4/12/27.. .	973	961
L2933452.UP.FTS.B, 25.12%, 4/12/27. . . .	2,133	2,105	FW2935752.UP.FTS.B, 30.95%, 4/12/27.. .	1,126	1,114
L2934307.UP.FTS.B, 25.18%, 4/12/27. . . .	1,484	1,468	FW2933070.UP.FTS.B, 30.98%, 4/12/27.. .	1,220	1,207
L2934790.UP.FTS.B, 25.21%, 4/12/27. . . .	3,246	3,194	FW2935536.UP.FTS.B, 31.03%, 4/12/27.. .	1,615	1,593
L2932951.UP.FTS.B, 25.24%, 4/12/27. . . .	780	765	FW2934908.UP.FTS.B, 31.04%, 4/12/27.. .	2,184	30
L2935620.UP.FTS.B, 25.25%, 4/12/27. . . .	1,052	155	FW2932591.UP.FTS.B, 31.06%, 4/12/27.. .	1,407	1,392
L2932793.UP.FTS.B, 25.27%, 4/12/27. . . .	6,979	502	FW2933622.UP.FTS.B, 31.07%, 4/12/27.. .	3,759	3,720
L2934017.UP.FTS.B, 25.27%, 4/12/27. . . .	1,670	1,652	FW2934425.UP.FTS.B, 31.07%, 4/12/27.. .	1,032	1,021
L2934753.UP.FTS.B, 25.27%, 4/12/27. . . .	1,577	1,551	FW2933386.UP.FTS.B, 31.11%, 4/12/27.. .	2,440	2,414
L2932489.UP.FTS.B, 25.29%, 4/12/27. . . .	2,424	1,395	FW2932838.UP.FTS.B, 31.12%, 4/12/27.. .	1,508	1,492
L2933613.UP.FTS.B, 25.31%, 4/12/27. . . .	2,335	2,311	FW2935340.UP.FTS.B, 31.15%, 4/12/27.. .	1,501	1,485
L2934270.UP.FTS.B, 25.32%, 4/12/27. . . .	1,299	1,285	FW2934816.UP.FTS.B, 31.17%, 4/12/27.. .	7,918	7,837
L2933656.UP.FTS.B, 25.33%, 4/12/27. . . .	2,041	2,019	FW2934569.UP.FTS.B, 31.18%, 4/12/27.. .	1,595	1,578

franklintempleton.com	The accompanying notes are an integral part of these financial statements.			Annual Report	151

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
		Principal			Principal
Description		Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)				Upstart Network, Inc. (continued)
FW2933023.UP.FTS.B, 31.19%, 4/12/27.. . $		1,126	$1,114	FW2475730.UP.FTS.B, 25.91%, 6/21/27.. . $ 16,783		$16,661
FW2933756.UP.FTS.B, 31.19%, 4/12/27.. .		7,601	7,521	FW2480920.UP.FTS.B, 27.54%, 6/21/27.. .	4,458	4,309
FW2932783.UP.FTS.B, 31.23%, 4/12/27.. .		10,625	10,515	FW2476585.UP.FTS.B, 28.45%, 6/21/27.. .	5,155	5,120
FW2932550.UP.FTS.B, 31.41%, 4/12/27.. .		8,261	8,174	FW2478881.UP.FTS.B, 29.78%, 6/21/27.. .	16,969	16,855
FW2932339.UP.FTS.B, 31.45%, 4/12/27.. .		5,629	5,573	FW2480801.UP.FTS.B, 30.1%, 6/21/27.. . .	4,802	335
FW2934482.UP.FTS.B, 31.52%, 4/12/27.. .		7,610	7,530	FW2477204.UP.FTS.B, 31.15%, 6/21/27.. .	26,729	(2,874)
FW2934428.UP.FTS.B, 34.69%, 4/12/27.. .		30,671	30,365	FW2480803.UP.FTS.B, 31.18%, 6/21/27.. .	1,172	1,168
L2112103.UP.FTS.B, 24.86%, 4/24/27 . . . .		5,263	5,204	FW2479880.UP.FTS.B, 31.51%, 6/21/27.. .	3,492	3,475
L2110396.UP.FTS.B, 25.33%, 4/24/27 . . . .		4,394	670	L1720447.UP.FTS.B, 25.28%, 7/16/27. . . .	13,238	3,855
FW2111679.UP.FTS.B, 26.7%, 4/24/27.. . .		9,496	9,379	L2657661.UP.FTS.B, 21.21%, 7/18/27. . . .	38,641	36,645
FW2111972.UP.FTS.B, 30.79%, 4/24/27.. .		3,095	3,080	L2653474.UP.FTS.B, 25.32%, 7/18/27. . . .	31,462	31,014
FW2111589.UP.FTS.B, 30.84%, 4/24/27.. .		2,547	2,538	L2655918.UP.FTS.B, 26.79%, 7/18/27. . . .	1,037	1,030
FW2110808.UP.FTS.B, 30.94%, 4/24/27.. .		1,451	1,450	FW2657401.UP.FTS.B, 28.27%, 7/18/27.. .	9,577	1,423
FW2111351.UP.FTS.B, 31.07%, 4/24/27.. .		1,628	(35)	FW2656870.UP.FTS.B, 29.33%, 7/18/27.. .	8,865	8,803
FW2111511.UP.FTS.B, 31.22%, 4/24/27.. .		12,478	12,430	FW2653868.UP.FTS.B, 29.69%, 7/18/27.. .	6,489	6,438
L2266091.UP.FTS.B, 16.62%, 5/16/27. . . .		8,621	8,512	FW2655193.UP.FTS.B, 30.68%, 7/18/27.. .	9,879	9,794
FW2261915.UP.FTS.B, 18.74%, 5/16/27.. .		1,553	1,533	FW2656456.UP.FTS.B, 31.18%, 7/18/27.. .	1,606	1,554
L2263455.UP.FTS.B, 18.85%, 5/16/27. . . .		10,534	1,536	L2783088.UP.FTS.B, 8.03%, 8/14/27. . . . .	9,053	9,002
FW2262699.UP.FTS.B, 20.92%, 5/16/27.. .		4,720	4,654	FW2781831.UP.FTS.B, 11.07%, 8/14/27.. .	2,055	1,934
FW2261298.UP.FTS.B, 21.8%, 5/16/27.. . .		25,537	23,990	L2785511.UP.FTS.B, 12.59%, 8/14/27 . . . .	2,521	2,499
L2264897.UP.FTS.B, 22.07%, 5/16/27. . . .		8,604	8,081	FW2788838.UP.FTS.B, 12.8%, 8/14/27.. . .	3,109	787
FW2260888.UP.FTS.B, 23.94%, 5/16/27.. .		1,697	1,685	FW2783150.UP.FTS.B, 14.46%, 8/14/27.. .	15,643	14,703
L2266028.UP.FTS.B, 25.49%, 5/16/27. . . .		14,687	13,954	L2787218.UP.FTS.B, 16.02%, 8/14/27. . . .	21,677	21,529
FW2266879.UP.FTS.B, 28.84%, 5/16/27.. .		4,680	4,433	L2784950.UP.FTS.B, 16.27%, 8/14/27. . . .	17,110	16,957
FW2262852.UP.FTS.B, 29.23%, 5/16/27.. .		865	858	L2779779.UP.FTS.B, 16.53%, 8/14/27. . . .	22,988	22,681
FW2262937.UP.FTS.B, 29.28%, 5/16/27.. .		4,308	4,276	L2743727.UP.FTS.B, 16.97%, 8/14/27. . . .	4,751	4,693
FW2263763.UP.FTS.B, 30.01%, 5/16/27.. .		7,190	7,117	L2780752.UP.FTS.B, 17.46%, 8/14/27. . . .	33,368	32,978
FW2266827.UP.FTS.B, 30.28%, 5/16/27.. .		7,530	1,097	L2768222.UP.FTS.B, 17.92%, 8/14/27. . . .	22,399	22,109
FW2265218.UP.FTS.B, 30.39%, 5/16/27.. .		1,334	195	L2781142.UP.FTS.B, 18.71%, 8/14/27 . . . .	5,415	5,344
FW2265797.UP.FTS.B, 31.5%, 5/16/27.. . .		7,451	7,372	L2780510.UP.FTS.B, 19.3%, 8/14/27. . . . .	23,629	23,341
L2268700.UP.FTS.B, 9.56%, 5/17/27. . . . .		3,500	3,476	FW2785535.UP.FTS.B, 19.34%, 8/14/27.. .	24,438	23,021
L2269986.UP.FTS.B, 11.35%, 5/17/27 . . . .		7,507	7,435	L2780974.UP.FTS.B, 19.58%, 8/14/27. . . .	7,816	7,352
L2270469.UP.FTS.B, 12.65%, 5/17/27. . . .		3,118	3,088	FW2779945.UP.FTS.B, 19.77%, 8/14/27.. .	5,052	4,968
L2267939.UP.FTS.B, 17.47%, 5/17/27. . . .		2,450	2,419	L2785975.UP.FTS.B, 20.35%, 8/14/27. . . .	10,203	9,580
L2270782.UP.FTS.B, 17.78%, 5/17/27. . . .		3,166	70	FW2786123.UP.FTS.B, 20.87%, 8/14/27.. .	2,932	2,906
L2267967.UP.FTS.B, 19.43%, 5/17/27. . . .		13,840	13,748	L2783671.UP.FTS.B, 20.91%, 8/14/27. . . .	9,951	9,821
FW2270380.UP.FTS.B, 20.17%, 5/17/27.. .		15,469	15,233	FW2781956.UP.FTS.B, 21.26%, 8/14/27.. .	4,795	4,736
L2269383.UP.FTS.B, 23.1%, 5/17/27. . . . .		3,645	3,458	L2784304.UP.FTS.B, 21.78%, 8/14/27. . . .	2,834	418
FW2268690.UP.FTS.B, 25.01%, 5/17/27.. .		9,090	9,046	FW2785231.UP.FTS.B, 21.88%, 8/14/27.. .	8,566	8,477
L2269566.UP.FTS.B, 25.42%, 5/17/27. . . .		5,458	5,415	L2786434.UP.FTS.B, 22.26%, 8/14/27. . . .	30,860	29,006
FW2271010.UP.FTS.B, 28.2%, 5/17/27.. . .		2,824	417	L2787540.UP.FTS.B, 22.81%, 8/14/27. . . .	7,393	7,323
FW2269179.UP.FTS.B, 31.16%, 5/17/27.. .		12,398	12,030	L2784944.UP.FTS.B, 23.08%, 8/14/27. . . .	20,143	19,819
L2473231.UP.FTS.B, 11.36%, 6/20/27 . . . .		5,618	5,567	L2782075.UP.FTS.B, 23.42%, 8/14/27. . . .	7,254	7,183
L2473506.UP.FTS.B, 18.22%, 6/20/27. . . .		9,155	8,606	L2784400.UP.FTS.B, 23.97%, 8/14/27. . . .	10,068	9,965
L2474417.UP.FTS.B, 25.31%, 6/20/27. . . .		2,828	2,803	FW2783316.UP.FTS.B, 24.1%, 8/14/27.. . .	48,225	47,713
FW2473799.UP.FTS.B, 27.38%, 6/20/27.. .		21,248	21,104	FW2779891.UP.FTS.B, 24.29%, 8/14/27.. .	9,177	9,073
FW2471955.UP.FTS.B, 29.47%, 6/20/27.. .		6,290	5,977	FW2780321.UP.FTS.B, 24.37%, 8/14/27.. .	5,845	5,789
FW2474487.UP.FTS.B, 31.14%, 6/20/27.. .		21,848	21,680	L2779691.UP.FTS.B, 24.42%, 8/14/27. . . .	14,954	1,067
FW2473580.UP.FTS.B, 31.24%, 6/20/27.. .		1,513	448	L2781314.UP.FTS.B, 24.73%, 8/14/27. . . .	9,700	9,610
FW2475548.UP.FTS.B, 31.69%, 6/20/27.. .		4,032	4,007	FW2784538.UP.FTS.B, 24.77%, 8/14/27.. .	4,469	4,422
L2441819.UP.FTS.B, 8.4%, 6/21/27. . . . . .		9,205	9,149	FW2785575.UP.FTS.B, 24.85%, 8/14/27.. .	10,519	10,393
L2479074.UP.FTS.B, 8.74%, 6/21/27. . . . .		3,843	3,614	L2782622.UP.FTS.B, 24.95%, 8/14/27. . . .	3,223	3,053
FW2476907.UP.FTS.B, 12.84%, 6/21/27.. .		3,929	3,895	FW2780849.UP.FTS.B, 25.14%, 8/14/27.. .	8,540	(274)
L2477364.UP.FTS.B, 23.94%, 6/21/27. . . .		5,725	873	L2784058.UP.FTS.B, 25.35%, 8/14/27. . . .	7,941	7,823
L2477866.UP.FTS.B, 25.29%, 6/21/27. . . .		7,657	7,278	FW2783702.UP.FTS.B, 25.42%, 8/14/27.. .	10,615	10,459
L2476905.UP.FTS.B, 25.37%, 6/21/27. . . .		18,114	17,992	FW2779865.UP.FTS.B, 25.43%, 8/14/27.. .	26,262	25,202
L2480361.UP.FTS.B, 25.41%, 6/21/27. . . .		13,771	13,665	FW2784695.UP.FTS.B, 25.44%, 8/14/27.. .	5,159	5,102
L2476949.UP.FTS.B, 25.42%, 6/21/27. . . .		2,125	622	L2781942.UP.FTS.B, 25.47%, 8/14/27. . . .	2,551	2,525

152	Annual Report	The accompanying notes are an integral part of these financial statements.			franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
	Principal			Principal
Description	Amount	Value	Description	Amount	Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)			Upstart Network, Inc. (continued)
L2784786.UP.FTS.B, 25.48%, 8/14/27. . . .	$ 27,772	$27,497	FW2931158.UP.FTS.B, 26.91%, 9/11/27.. . $ 21,574		$21,345
L2771933.UP.FTS.B, 25.49%, 8/14/27. . . .	1,622	1,524	FW2926514.UP.FTS.B, 27.25%, 9/11/27.. .	21,150	20,918
L2783948.UP.FTS.B, 25.78%, 8/14/27. . . .	6,343	6,289	L2929694.UP.FTS.B, 28.25%, 9/11/27 . . . .	3,574	2,135
L2783927.UP.FTS.B, 25.9%, 8/14/27. . . . .	11,627	11,510	FW2929186.UP.FTS.B, 28.7%, 9/11/27.. . .	3,522	3,479
L2779415.UP.FTS.B, 25.96%, 8/14/27. . . .	4,390	4,125	FW2924175.UP.FTS.B, 29.65%, 9/11/27.. .	48,916	14,070
FW2783121.UP.FTS.B, 26.17%, 8/14/27.. .	4,650	4,604	FW2931217.UP.FTS.B, 29.81%, 9/11/27.. .	8,793	2,545
FW2786542.UP.FTS.B, 26.24%, 8/14/27.. .	21,441	1,519	FW2930626.UP.FTS.B, 30.39%, 9/11/27.. .	41,311	40,829
FW2785999.UP.FTS.B, 26.29%, 8/14/27.. .	9,195	9,111	FW2930425.UP.FTS.B, 30.94%, 9/11/27.. .	2,053	295
FW2784999.UP.FTS.B, 26.58%, 8/14/27.. .	5,285	5,234	FW2930152.UP.FTS.B, 31.13%, 9/11/27.. .	9,442	2,733
FW2781116.UP.FTS.B, 26.73%, 8/14/27.. .	8,356	8,259	L2933378.UP.FTS.B, 20.38%, 9/12/27. . . .	9,285	5,148
FW2785556.UP.FTS.B, 26.76%, 8/14/27.. .	6,830	6,765	FW2935272.UP.FTS.B, 21.17%, 9/12/27.. .	7,813	1,149
FW2785914.UP.FTS.B, 26.81%, 8/14/27.. .	3,224	3,189	L2910288.UP.FTS.B, 24.29%, 9/12/27. . . .	15,327	9,130
L2779692.UP.FTS.B, 26.94%, 8/14/27. . . .	1,246	184	FW2933357.UP.FTS.B, 24.77%, 9/12/27.. .	3,243	3,211
FW2781861.UP.FTS.B, 27.22%, 8/14/27.. .	1,769	259	FW2933345.UP.FTS.B, 25.32%, 9/12/27.. .	6,919	6,848
FW2785253.UP.FTS.B, 27.32%, 8/14/27.. .	4,881	(177)	FW2932559.UP.FTS.B, 27.07%, 9/12/27.. .	12,463	12,327
FW2783862.UP.FTS.B, 27.48%, 8/14/27.. .	6,772	(110)	FW2933743.UP.FTS.B, 30.85%, 9/12/27.. .	965	954
FW2788769.UP.FTS.B, 27.54%, 8/14/27.. .	20,149	19,938	L2111342.UP.FTS.B, 25.1%, 9/24/27.. . . . .	1,479	1,467
FW2781368.UP.FTS.B, 27.78%, 8/14/27.. .	2,678	2,651	FW2266529.UP.FTS.B, 27.38%, 10/16/27..	6,843	6,783
FW2780370.UP.FTS.B, 27.85%, 8/14/27.. .	21,645	20,546	FW2267221.UP.FTS.B, 30.92%, 10/17/27..	5,000	(656)
FW2781052.UP.FTS.B, 28.05%, 8/14/27.. .	7,376	7,264	FW2267501.UP.FTS.B, 31.02%, 10/17/27..	3,293	3,172
FW2789128.UP.FTS.B, 29.06%, 8/14/27.. .	11,720	11,626	FW2475501.UP.FTS.B, 9.96%, 11/20/27.. .	21,925	5,399
FW2789307.UP.FTS.B, 29.22%, 8/14/27.. .	2,357	2,330	FW2471896.UP.FTS.B, 26.06%, 11/20/27..	2,411	2,392
FW2781629.UP.FTS.B, 29.52%, 8/14/27.. .	9,694	2,805	FW2479769.UP.FTS.B, 29.92%, 11/21/27..	18,250	18,085
FW2785583.UP.FTS.B, 29.56%, 8/14/27.. .	1,908	1,804	L2788591.UP.FTS.B, 23.29%, 1/14/28. . . .	15,109	15,249
FW2786432.UP.FTS.B, 29.98%, 8/14/27.. .	5,559	5,500	FW2779683.UP.FTS.B, 24.26%, 1/14/28.. .	34,824	34,470
FW2787766.UP.FTS.B, 30.16%, 8/14/27.. .	5,293	5,240	FW2782441.UP.FTS.B, 27.81%, 1/14/28.. .	20,711	20,492
FW2780369.UP.FTS.B, 30.19%, 8/14/27.. .	1,971	1,954	FW2785839.UP.FTS.B, 27.97%, 1/14/28.. .	34,742	34,407
FW2785476.UP.FTS.B, 30.26%, 8/14/27.. .	6,386	6,055	FW2782539.UP.FTS.B, 30.4%, 1/14/28.. . .	23,429	23,182
FW2786136.UP.FTS.B, 30.3%, 8/14/27.. . .	4,499	314	FW2785617.UP.FTS.B, 30.93%, 1/14/28.. .	10,592	10,504
FW2781544.UP.FTS.B, 30.63%, 8/14/27.. .	6,935	484	FW2931871.UP.FTS.B, 28.6%, 2/11/28.. . .	14,472	9,063
FW2781204.UP.FTS.B, 30.65%, 8/14/27.. .	4,742	1,380	FW2935110.UP.FTS.B, 8.85%, 2/12/28.. . .	7,352	7,306
FW2790096.UP.FTS.B, 30.76%, 8/14/27.. .	1,774	126	L1720314.UP.FTS.B, 21.63%, 9/16/28. . . .	20,785	20,673
FW2779142.UP.FTS.B, 30.78%, 8/14/27.. .	4,430	4,393	L1720283.UP.FTS.B, 27.69%, 9/16/28. . . .	7,434	7,429
FW2786761.UP.FTS.B, 30.87%, 8/14/27.. .	2,267	2,189	L2016976.UP.FTS.B, 17.93%, 11/10/28.. . .	3,199	3,182
FW2786399.UP.FTS.B, 30.99%, 8/14/27.. .	5,824	5,768	L2018384.UP.FTS.B, 24.86%, 11/10/28.. . .	6,477	6,429
FW2782277.UP.FTS.B, 31.03%, 8/14/27.. .	3,449	3,419	L2264962.UP.FTS.B, 22.17%, 12/16/28 . . .	3,080	3,066
FW2779835.UP.FTS.B, 31.04%, 8/14/27.. .	6,345	6,002	L2471413.UP.FTS.B, 14.77%, 1/20/29. . . .	22,987	22,895
FW2782641.UP.FTS.B, 31.04%, 8/14/27.. .	2,070	2,051	L2474231.UP.FTS.B, 18.07%, 1/20/29. . . .	8,968	8,923
FW2781707.UP.FTS.B, 31.14%, 8/14/27.. .	7,803	7,724	L2472122.UP.FTS.B, 18.59%, 1/20/29. . . .	3,998	3,980
FW2784384.UP.FTS.B, 31.2%, 8/14/27.. . .	2,120	2,100	L2475358.UP.FTS.B, 19.49%, 1/20/29. . . .	5,592	5,568
FW2788027.UP.FTS.B, 31.2%, 8/14/27.. . .	6,106	6,042	L2470272.UP.FTS.B, 21.01%, 1/20/29. . . .	5,727	1,481
FW2781520.UP.FTS.B, 31.21%, 8/14/27.. .	13,709	(796)	L2471993.UP.FTS.B, 21.29%, 1/20/29. . . .	6,930	6,900
FW2785600.UP.FTS.B, 31.41%, 8/14/27.. .	1,723	1,709	L2473174.UP.FTS.B, 22.65%, 1/20/29. . . .	8,456	8,405
FW2781778.UP.FTS.B, 31.45%, 8/14/27.. .	3,668	(146)	L2472655.UP.FTS.B, 23.1%, 1/20/29. . . . .	6,707	926
FW2779306.UP.FTS.B, 31.94%, 8/14/27.. .	7,590	7,513	L2472888.UP.FTS.B, 23.34%, 1/20/29. . . .	2,917	2,905
FW2780086.UP.FTS.B, 33.32%, 8/14/27.. .	2,664	2,642	L2473102.UP.FTS.B, 23.59%, 1/20/29. . . .	5,650	5,608
FW1890892.UP.FTS.B, 16.8%, 8/21/27.. . .	8,348	7,851	L2475929.UP.FTS.B, 25.01%, 1/20/29. . . .	7,807	554
FW2017549.UP.FTS.B, 31.31%, 9/10/27.. .	7,214	7,141	L2474341.UP.FTS.B, 25.18%, 1/20/29. . . .	1,040	1,033
L2931231.UP.FTS.B, 16.75%, 9/11/27 . . . .	18,507	18,336	L2472903.UP.FTS.B, 25.78%, 1/20/29. . . .	1,136	1,127
L2928998.UP.FTS.B, 20.3%, 9/11/27 . . . . .	16,126	15,913	L2475105.UP.FTS.B, 26.03%, 1/20/29. . . .	2,096	1,981
FW2928720.UP.FTS.B, 21.08%, 9/11/27.. .	48,538	47,904	L2475341.UP.FTS.B, 26.12%, 1/20/29. . . .	4,072	4,042
L2930159.UP.FTS.B, 21.12%, 9/11/27 . . . .	1,704	1,689	L2474062.UP.FTS.B, 27.02%, 1/20/29. . . .	7,922	7,536
L2929906.UP.FTS.B, 22.5%, 9/11/27 . . . . .	12,294	12,151	L2477875.UP.FTS.B, 11.39%, 1/21/29 . . . .	9,094	9,066
L2931001.UP.FTS.B, 23.4%, 9/11/27 . . . . .	3,404	(9)	L2480052.UP.FTS.B, 11.51%, 1/21/29 . . . .	1,962	1,956
FW2930789.UP.FTS.B, 24.41%, 9/11/27.. .	18,719	18,487	L2476569.UP.FTS.B, 12.1%, 1/21/29. . . . .	9,549	9,520
L2931032.UP.FTS.B, 25.34%, 9/11/27 . . . .	9,021	5,351	L2481459.UP.FTS.B, 19.4%, 1/21/29. . . . .	18,405	18,320
L2928199.UP.FTS.B, 25.64%, 9/11/27 . . . .	3,762	3,718	L2478078.UP.FTS.B, 21.42%, 1/21/29. . . .	5,485	5,449
FW2930454.UP.FTS.B, 25.93%, 9/11/27.. .	4,908	4,857	L2479722.UP.FTS.B, 22.71%, 1/21/29. . . .	5,282	5,261

franklintempleton.com	The accompanying notes are an integral part of these financial statements.			Annual Report	153

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS
Franklin Limited Duration Income Trust
(continued)
	Principal
Description	Amount	Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)
L2481336.UP.FTS.B, 23.87%, 1/21/29. . . .	$ 2,073	$2,061
L2478021.UP.FTS.B, 24.55%, 1/21/29. . . .	9,438	9,370
L2481996.UP.FTS.B, 25.8%, 1/21/29. . . . .	1,420	1,414
L2478711.UP.FTS.B, 26.03%, 1/21/29 . . . .	4,381	4,169
L2476521.UP.FTS.B, 26.04%, 1/21/29. . . .	944	937
L2482022.UP.FTS.B, 26.34%, 1/21/29. . . .	3,507	3,487
L2478671.UP.FTS.B, 26.52%, 1/21/29. . . .	3,968	39
L2477377.UP.FTS.B, 26.53%, 1/21/29. . . .	4,637	323
L2476782.UP.FTS.B, 26.59%, 1/21/29. . . .	2,353	2,273
L2481172.UP.FTS.B, 26.93%, 1/21/29 . . . .	2,466	2,459
L2780235.UP.FTS.B, 24.51%, 3/14/29. . . .	14,343	14,199
L2782783.UP.FTS.B, 25.4%, 3/14/29. . . . .	2,395	2,375
L2781690.UP.FTS.B, 25.59%, 3/14/29. . . .	8,469	1,214
L2784369.UP.FTS.B, 25.66%, 3/14/29. . . .	1,723	1,715
L2783362.UP.FTS.B, 25.93%, 3/14/29. . . .	1,534	1,522
L2781012.UP.FTS.B, 26.33%, 3/14/29. . . .	7,302	7,226
L2781565.UP.FTS.B, 27%, 3/14/29.. . . . . .	2,511	2,379
L2893504.UP.FTS.B, 25.96%, 4/11/29 . . . .	931	922
L2928276.UP.FTS.B, 26.09%, 4/11/29 . . . .	75	74
L2927882.UP.FTS.B, 26.42%, 4/11/29 . . . .	4,396	4,356
L2928275.UP.FTS.B, 26.91%, 4/11/29 . . . .	3,566	3,535
L2899443.UP.FTS.B, 27.44%, 4/11/29 . . . .	29,064	28,805
L2472044.UP.FTS.B, 25.12%, 6/20/29. . . .	7,942	7,908
L2473315.UP.FTS.B, 27.03%, 6/20/29. . . .	7,942	7,888
L2476272.UP.FTS.B, 26.5%, 6/21/29. . . . .	2,305	2,292
L2481405.UP.FTS.B, 27.17%, 6/21/29. . . .	5,401	5,365
L2928953.UP.FTS.B, 25.86%, 9/11/29 . . . .	2,919	1,654
L2471758.UP.FTS.B, 22.48%, 11/20/29.. . .	4,806	1,303
		29,908,898
Total Marketplace Loans (Cost $81,949,722)
		$75,416,488

154	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
FINANCIAL STATEMENTS
Statement of Assets and Liabilities
December 31, 2022
Franklin
Limited
Duration
Income Trust
Assets:
Investments in securities:
Cost - Unaffiliated issuers.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$459,979,249
Cost - Non-controlled affiliates (Note 5c).. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,457,842
Value - Unaffiliated issuers .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$413,679,269
Value - Non-controlled affiliates (Note 5c). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,457,842
Cash.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,583,137
Receivables:
Investment securities sold.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,342,049
Interest.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,658,503
Total assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	429,720,800
Liabilities:
Payables:
Investment securities purchased.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	25,170,099
Credit facility (Note 3).. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	83,000,000
Management fees.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	251,336
Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	64,225
Trustees' fees and expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	953
Accrued interest (Note 3). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	405,852
Reverse repurchase agreements (Note 4).. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	34,456,370
Deposits from brokers for:
Reverse repurchase agreements (Note 4). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	616,000
Unrealized depreciation on unfunded loan commitments (Note 13).. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	95,061
Accrued expenses and other liabilities.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	341,705
Total liabilities.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	144,401,601
Net assets applicable to common shares. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$285,319,199
Net assets applicable to common shares consist of:
Paid-in capital.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$373,025,553
Total distributable earnings (losses).. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(87,706,354)
Net assets applicable to common shares. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$285,319,199
Common shares outstanding.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	40,405,374
Net asset value per common share. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$7.06
franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	155

FRANKLIN LIMITED DURATION INCOME TRUST
FINANCIAL STATEMENTS
Statement of Operations
for the year ended December 31, 2022
Franklin
Limited
Duration
Income Trust
Investment income:
Dividends:
Unaffiliated issuers.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$168,581
Non-controlled affiliates (Note 5c).. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	102,600
Interest:
Unaffiliated issuers.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	32,014,133
Income from securities loaned:
Unaffiliated entities (net of fees and rebates).. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	111
Total investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	32,285,425
Expenses:
Management fees (Note 5a). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,051,706
Transfer agent fees.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	76,555
Custodian fees (Note 6).. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,900
Reports to shareholders fees.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,091
Registration and filing fees.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	19,063
Professional fees.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	166,106
Marketplace lending fees (Note 1f).. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	904,929
Interest expense (Note 3 and 4).. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,658,054
Other.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	123,944
. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .Total expenses	8,011,348
Expense reductions (Note 6).. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(137)
Expenses waived/paid by affiliates (Note 5c). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(29,525)
Net expenses.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,981,686
Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	24,303,739
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(7,581,652)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(45,857,004)
Translation of other assets and liabilities denominated in foreign currencies.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(82)
Unfunded loan commitments (Note 13).. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(96,667)
Net change in unrealized appreciation (depreciation). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(45,953,753)
Net realized and unrealized gain (loss). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(53,535,405)
Net increase (decrease) in net assets applicable to common shares resulting from operations.. . . . . . . . . . . . . . . . . . .	$(29,231,666)
156	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
FINANCIAL STATEMENTS
Statements of Changes in Net Assets
Franklin Limited Duration Income Trust
Year Ended	Year Ended
December 31, 2022	December 31, 2021
Increase (decrease) in net assets: Operations:
Net investment income.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Net realized gain (loss).. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Net change in unrealized appreciation (depreciation).. . . . . . . . . . . . . . . . . . . . . . . . . . .
Net increase (decrease) in net assets applicable to common shares resulting from operations.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Distributions to common shareholders. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Distributions to common shareholders from tax return of capital. . . . . . . . . . . . . . . . . . . . .
Total distributions to common shareholders. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Capital share transactions (Note 2). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Net increase (decrease) in net assets.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Net assets applicable to common shares:
Beginning of year. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
End of year.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
$24,303,739 $15,619,369
(7,581,652)
(649,531)
(45,953,753)
(729,249)
(29,231,666)
14,240,589
(22,610,267) (16,509,548)
(8,286,675) (11,604,311)
(30,896,942) (28,113,859)
75,010,981
110,798
14,882,373 (13,762,472)
270,436,826 284,199,298
$285,319,199 $270,436,826
franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	157

FRANKLIN LIMITED DURATION INCOME TRUST
FINANCIAL STATEMENTS
Statement of Cash Flows
for the year ended December 31, 2022
Franklin
Limited
Duration
Income Trust
Cash flow from operating activities:
Dividends, interest and other income received. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Operating expenses paid.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Deposits with broker for reverse repurchase agreements .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Interest expense paid
.
. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Purchases of long-term investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Sales and maturities of long-term investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Net sales of short-term investments.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Cash used - operating activities.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Cash flow from financing activities:
Net change in reverse repurchase agreements. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Proceeds from shares sold
.
. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Cash distributions to shareholders.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Cash provided - financing activities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Net increase (decrease) in cash. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Cash at beginning of year.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Cash at end of year
.
. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Reconciliation of Net Increase (Decrease) in Net Assets resulting from Operating Activities to Net Cash Provided by Operating Activities
for the year ended December 31, 2022
Net increase (decrease) in net assets resulting from operating activities
.
. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Adjustments to reconcile net increase (decrease) in net assets resulting from operating activities to net cash provided by operating activities:
Net amortization income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Reinvested dividends from non-controlled affiliates. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Interest received in the form of securities.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Increase in dividends and interest receivable and other assets.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Increase in interest payable.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Increase in payable to affiliates, accrued expenses, and other liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Decrease in payable for investments purchased.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Decrease in receivable for investments sold.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Increase in cost of investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Increase in unrealized depreciation on investments... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Increase in cash on deposit with broker... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Net cash used in operating activities.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Non-cash financing activities - reinvestment of dividends.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
$31,143,285 (4,023,761)
1,126,000
(3,328,721)
(466,643,881)
398,786,634
7,526,995
(35,413,449)
1,008,248
74,970,896
(33,136,265)
42,842,879
7,429,430
1,153,707
$8,583,137
$(29,231,666)
632,503
(102,600)
(236,841)
(1,198,279)
329,333
299,871
(129,541)
1,873,048
(54,632,281)
45,857,004
1,126,000
$(35,413,449)
$40,085
158	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Franklin Limited Duration Income Trust (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
The following summarizes the Fund's significant accounting policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross- functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held
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1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)
by the Fund. As a result, differences may arise between the value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At December 31, 2022, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund's NAV is not calculated, which could result in differences between the value of the Fund's portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.
Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.
c. Securities Purchased on a Delayed Delivery and TBA Basis
The Fund purchases securities on a delayed delivery and to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date.
d. Mortgage Dollar Rolls
The Fund enters into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio
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1. Organization and Significant Accounting Policies
(continued)
d. Mortgage Dollar Rolls
(continued)
turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
of a default on the loan. Servicing fees, along with other administration fees, are included in marketplace lending fees in the Statement of Operations. The Fund, as an investor in a loan, would be entitled to receive payment only from the borrower and would not be able to recover any deficiency from the platform, except under very narrow circumstances. The loans in which the Fund may invest are unsecured.
e. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to certain restrictions on resale.
f. Marketplace Lending
The Fund invests in loans obtained through marketplace lending. Marketplace lending, sometimes referred to as peer-to-peer lending, is a method of financing in which a platform facilitates the borrowing and lending of money. It is considered an alternative to more traditional forms of debt financing. Prospective borrowers are required to provide certain financial information to the platform, including, but not limited to, the intended purpose of the loan, income, employment information, credit score, debt-to-income ratio, credit history (including defaults and delinquencies) and home ownership status. Based on this and other information, the platform assigns its own credit rating to the borrower and sets the interest rate for the requested loan. The platform then posts the borrowing requests online, giving investors the opportunity to purchase the loans based on factors such as the interest rates and expected yields of the loans, the borrower background data, and the credit rating assigned by the platform.
When the Fund invests in these loans, it usually purchases all rights, title and interest in the loans pursuant to a loan purchase agreement directly from the platform. The platform or a third-party servicer typically continues to service the loans, collecting payments and distributing them to the Fund, less any servicing fees assessed. The servicer is typically responsible for taking actions against a borrower in the event
g. Securities Lending
The Fund participates in an agency based securities lending program to earn additional income. The Fund receives collateral in the form of cash and/or U.S. Government and Agency securities against the loaned securities in an amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint cash account with other funds and is used to invest in a money market fund managed by Franklin Advisers, Inc., an affiliate of the Fund, and/or a joint repurchase agreement in the Statement of Assets and Liabilities. The Fund may receive income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations. The Fund bears the market risk with respect to any cash collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower. At December 31, 2022, the Fund had no securities on loan.
h. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.
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FRANKLIN LIMITED DURATION INCOME TRUST NOTES TO FINANCIAL STATEMENTS
1. Organization and Significant Accounting Policies
(continued)
h. Income and Deferred Taxes
(continued)
The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of December 31, 2022, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.
i. Security Transactions, Investment Income, Expenses and Distributions
Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Paydown gains and losses are recorded as an adjustment to interest income. Facility fees are recognized as income over the expected term of the loan. Dividend income is recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. Distributions to shareholders are recorded on the ex-dividend date. The Fund employs a managed distribution policy whereby the Fund will make monthly distributions to common shareholders at an annual minimum fixed rate of 10%, based on the average monthly NAV of the Fund's common shares. Under the policy, the Fund is managed with a goal of generating as much of the distribution as possible from net investment income and short-term capital gains. The balance of the distribution will then come from long- term capital gains to the extent permitted and, if necessary, a return of capital. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
j. Accounting Estimates
The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
k. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
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NOTES TO FINANCIAL STATEMENTS
2. Shares of Beneficial Interest
At December 31, 2022, there were an unlimited number of shares authorized (without par value).
Under the Board approved open-market share repurchase program, the Fund may purchase, from time to time, Fund shares in open-market transactions, at the discretion of management. Since the inception of the program, the Fund has repurchased a total of 242,561 shares. During the years ended December 31, 2022 and 2021, there were no shares repurchased.
Transactions in the Fund's shares were as follows:
	Year Ended		Year Ended
	December 31, 2022		December 31, 2021
	Shares	Amount	Shares	Amount
Shares sold. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	10,250,000	$74,970,896*	—	$—
Shares issued in reinvestment of distributions.. . . . . . . . . .	4,479	40,085	12,060	110,798
Net increase (decrease). . . . . . . . . . . . . . . . . . . . . . . . . . .	10,254,479	$75,010,981	12,060	$110,798
*Net of rights offering costs of $331,277.
On January 14, 2022, the Fund commenced a transferrable rights offering to common shareholders of record on January 19, 2022 (record date), to subscribe for up to an aggregate of 10,250,000 of the Fund's common shares. The offering expired on February 17, 2022. Each record date shareholder received one right for each outstanding whole common share held, which entitled their holders to purchase one new Fund common share for every three rights held. In addition, record date shareholders who fully exercised their rights (other than those rights that could not be exercised because they represented the right to acquire less than one common share) were entitled to subscribe for additional common shares of the Fund that remained unsubscribed as a result of any unexercised rights. The subscription price per common share was determined based upon a formula equal to 92.5% of the average of the last reported sales price of the Fund's common shares on the NYSE American Stock Exchange on the offering expiration date, and each of the four preceding trading days, subject to a minimum subscription price of 90% of the Fund's net asset value per common share on the offering expiration date. The rights holders subscribed for all 10,250,000 common shares at an average price per share of $7.61. Gross proceeds from the offering were $78,033,340. The Fund received the gross proceeds of the offering minus the dealer manager fee and other expenses of the offering totaling $3,062,444.
3. Credit Facility
The Fund has entered into a credit facility agreement ("Credit Facility") with BNP Paribas Prime Brokerage International Ltd. ("BNPP") pursuant to which the Fund may borrow up to a maximum commitment amount of $100,000,000. The Fund will pay interest in the amount of 0.90% plus the 3-month U.S. Dollar London Interbank Offered Rate on the amount outstanding. The Fund is required to fully collateralize its outstanding loan balance as determined by BNPP by pledging assets, which are held in a segregated account, and are indicated in the Schedule of Investments. If the Fund fails to meet certain requirements or maintain other financial covenants required under the Credit Facility, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding.
The Fund had outstanding borrowings of $83,000,000 as of December 31, 2022 and incurred $2,771,645 of interest expense during the year. Average borrowings and the average interest rate for the days outstanding during the year ended December 31, 2022, were $83,008,795 and 3.29%, respectively.
The Credit Facility also permits, subject to certain conditions, BNPP to rehypothecate portfolio securities pledged by the Fund up to the amount of the loan balance outstanding. The Fund continues to receive dividends and interest on rehypothecated securities. The Fund also has the right under the Credit Facility to recall any securities pledged as collateral from BNPP on demand. If BNPP fails to deliver the recalled security in a timely manner, the Fund will be compensated for any fees or
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FRANKLIN LIMITED DURATION INCOME TRUST
NOTES TO FINANCIAL STATEMENTS
3. Credit Facility
(continued)
losses related to the failed delivery or, in the event a recalled security is not be returned, the Fund, upon notice to BNPP, may reduce the loan balance outstanding by the market value of the recalled security. The Fund will receive a portion of the fees earned by BNPP in connection with the rehypothecation of portfolio securities. Rehypothecated securities are included among the portfolio securities pledged by the Fund as collateral for the Credit Facility. As of December 31, 2022, there were no rehypothecated securities.
4. Reverse Repurchase Agreements
The Fund enters into reverse repurchase agreements, under which the Fund sells securities in exchange for cash to counterparties, with a simultaneous agreement to repurchase the same or substantially the same security at a mutually agreed-upon date and price. Such a transaction is accounted for as a secured borrowing by the Fund, collateralized by securities for which the Fund retains possession. The gross amount of cash received in exchange for securities sold plus accrued interest payments to be made by the Fund to counterparties are reflected as a payable for Reverse repurchase agreements on the Statement of Assets and Liabilities. Interest payments made on reverse repurchase agreements are recorded as a component of interest expense on the Statement of Operations. Reverse repurchase agreements are subject to the terms of Master Repurchase Agreements (MRAs) with approved counterparties (buyers). The MRAs contain various provisions, including but not limited to events of default and maintenance of collateral for reverse repurchase agreements. In the event of default by either the buyer or the Fund, certain MRAs may permit the non-defaulting party to net and close-out all transactions, if any, traded under such agreements. The buyer may sell securities the Fund pledged as collateral and apply the proceeds towards the reverse repurchase price and any other amounts owed by the Fund in the event of default by the Fund. This could involve costs or delays in addition to a loss on the securities if their value falls below the reverse repurchase price owed by the Fund. The Fund monitors collateral fair value for the reverse repurchase agreement, including accrued interest, over the life of the agreement, and when necessary, delivers or receives cash or securities in order to manage credit exposure and liquidity.
The remaining contractual maturity of the repurchase agreements totaling $34,478,044 are up to 30 days.
The Fund pledged corporate bonds, asset-backed securities, commercial mortgage-backed securities and residential mortgage-backed securities as the collateral valued at $41,077,513 which has been identified on the Schedule of Investments. Cash collateral that has been pledged to manage credit exposure and liquidity for reverse repurchase agreements is reflected as a receivable for deposits with brokers for reverse repurchase agreements on the Statement of Assets and Liabilities.
For the year ended December 31, 2022, the average borrowings and the average interest rate were $35,035,649 and 2.5%, respectively.
5. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager

a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers of 0.70% per year of the average daily managed assets. Managed assets are defined as the Fund's gross asset value minus the sum of accrued liabilities, other than the principal amount of the Credit Facility and other financial leverage.
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NOTES TO FINANCIAL STATEMENTS
5. Transactions with Affiliates
(continued)
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2022, the Fund held investments in affiliated management investment companies as follows:
					Net Change in		Number of
	Value at				Unrealized	Value	Shares Held
	Beginning			Realized Gain	Appreciation	at End	at End	Investment
	of Year	Purchases	Sales	(Loss)	(Depreciation)	of Year	of Year	Income
Franklin Limited Duration Income Trust
Non-Controlled Affiliates
								Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 3.782%.	$8,882,237	$169,663,062	$(177,087,457)	$—	$—	$1,457,842	1,457,842	$102,600
Non-Controlled Affiliates
								Income from
								securities
								loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 3.782%.	$—	$151,000	$(151,000)	$—	$—	$—	—	$—
Total Affiliated Securities. . . .	$8,882,237	$169,814,062	$(177,238,457)	$—	$—	$1,457,842		$102,600
6. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended December 31, 2022, the custodian fees were reduced as noted in the Statement of Operations.
7. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2022, the capital loss carryforwards were as follows:
Capital loss carryforwards not subject to expiration:
Short term.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$5,522,050
Long term. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	35,873,635
Total capital loss carryforwards.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$41,395,685
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NOTES TO FINANCIAL STATEMENTS
7. Income Taxes
(continued)
The tax character of distributions paid during the years ended December 31, 2022 and 2021, was as follows:
	2022	2021
Distributions paid from:
Ordinary income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$22,610,267	$16,509,548
Return of capital. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,286,675	11,604,311
	$30,896,942	$28,113,859
At December 31, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Cost of investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Unrealized appreciation
.
. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Unrealized depreciation
.
. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Net unrealized appreciation (depreciation).. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
$427,263,526
$3,534,836 (49,751,428)
$(46,216,592)
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of paydown losses, bond discounts and premiums and defaulted bonds.
8. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2022, aggregated $466,514,340 and $402,270,160, respectively.
9. Credit Risk and Defaulted Securities
At December 31, 2022, the Fund had 75.1% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At December 31, 2022, the aggregate value of these securities represents 0.5% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
10. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
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NOTES TO FINANCIAL STATEMENTS
11. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
12. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At December 31, 2022, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
		Acquisition
Shares	Issuer	Date	Cost	Value
Franklin Limited Duration Income Trust
2,334,763	Nine Point Energy Holdings, Inc. . . . . . . . . . . . . . . . . .	7/15/14 – 1/22/21	$1,208,234	$—
	Total Restricted Securities (Value is —% of Net Assets)	.. . . . . . . . . . . . . .	$1,208,234	$—
13. Unfunded Loan Commitments
The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations. Funded portions of credit agreements are presented in the Schedule of Investments.
At December 31, 2022, unfunded commitments were as follows:
Borrower	Unfunded Commitment
Franklin Limited Duration Income Trust
athenahealth Group, Inc.	$271,739
Aveanna Healthcare LLC	142,209
Dermatology Intermediate Holdings III, Inc.	4,161
Thrasio LLC	350,000
$768,109
14. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
•
Level 1 – quoted prices in active markets for identical financial instruments
•
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
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FRANKLIN LIMITED DURATION INCOME TRUST
NOTES TO FINANCIAL STATEMENTS
14.
Fair Value Measurements
(continued)
•
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2022, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
	Level 1	Level 2	Level 3	Total
Franklin Limited Duration Income Trust
Assets:
Investments in Securities:
Common Stocks:
Hotels, Restaurants & Leisure . . . . . . . . . . . . .	$—	$4,553	$—	$4,553
Metals & Mining . . . . . . . . . . . . . . . . . . . . . . . .	—	377,413	—	377,413
Oil, Gas & Consumable Fuels .. . . . . . . . . . . . .	4,298	379,487	— a	383,785
Road & Rail . . . . . . . . . . . . . . . . . . . . . . . . . . .	—	—	44,659	44,659
Preferred Stocks. . . . . . . . . . . . . . . . . . . . . . . . .	—	886	—	886
Rights . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	—	795,300	—	795,300
Warrants . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,210	—	—	1,210
Convertible Bonds. . . . . . . . . . . . . . . . . . . . . . . .	—	2,831	—	2,831
Corporate Bonds:
Aerospace & Defense .. . . . . . . . . . . . . . . . . . .	—	1,383,746	—	1,383,746
Airlines .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	—	2,394,183	—	2,394,183
Auto Components .. . . . . . . . . . . . . . . . . . . . . .	—	3,554,230	—	3,554,230
Automobiles .. . . . . . . . . . . . . . . . . . . . . . . . . .	—	922,358	—	922,358
Banks . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	—	1,470,900	—	1,470,900
Beverages . . . . . . . . . . . . . . . . . . . . . . . . . . . .	—	605,340	—	605,340
Biotechnology . . . . . . . . . . . . . . . . . . . . . . . . .	—	448,825	—	448,825
Building Products .. . . . . . . . . . . . . . . . . . . . . .	—	3,958,842	—	3,958,842
Capital Markets . . . . . . . . . . . . . . . . . . . . . . . .	—	258,433	—	258,433
Chemicals . . . . . . . . . . . . . . . . . . . . . . . . . . . .	—	6,615,634	—	6,615,634
Commercial Services & Supplies . . . . . . . . . . .	—	2,290,050	—	2,290,050
Construction & Engineering . . . . . . . . . . . . . . .	—	2,029,167	—	2,029,167
Consumer Finance .. . . . . . . . . . . . . . . . . . . . .	—	1,376,313	—	1,376,313
Containers & Packaging .. . . . . . . . . . . . . . . . .	—	8,049,402	—	8,049,402
Diversified Consumer Services .. . . . . . . . . . . .	—	1,226,277	—	1,226,277
Diversified Financial Services .. . . . . . . . . . . . .	—	1,728,553	—	1,728,553
Diversified Telecommunication Services . . . . . .	—	4,253,025	—	4,253,025
Electric Utilities .. . . . . . . . . . . . . . . . . . . . . . . .	—	1,581,574	—	1,581,574
Electrical Equipment .. . . . . . . . . . . . . . . . . . . .	—	2,402,309	—	2,402,309
Electronic Equipment, Instruments &
Components .. . . . . . . . . . . . . . . . . . . . . . . .	—	429,495	—	429,495
Energy Equipment & Services . . . . . . . . . . . . .	—	4,136,917	—	4,136,917
Entertainment .. . . . . . . . . . . . . . . . . . . . . . . . .	—	2,948,115	—	2,948,115
Equity Real Estate Investment Trusts (REITs) ..	—	1,995,701	—	1,995,701
Food Products . . . . . . . . . . . . . . . . . . . . . . . . .	—	1,381,550	—	1,381,550
Health Care Equipment & Supplies .. . . . . . . . .	—	1,145,703	—	1,145,703
Health Care Providers & Services .. . . . . . . . . .	—	2,674,870	—	2,674,870
Hotels, Restaurants & Leisure . . . . . . . . . . . . .	—	11,985,894	— a	11,985,894
Household Durables .. . . . . . . . . . . . . . . . . . . .	—	1,731,448	—	1,731,448
Independent Power and Renewable Electricity
Producers .. . . . . . . . . . . . . . . . . . . . . . . . . .	—	5,853,705	—	5,853,705
Insurance .. . . . . . . . . . . . . . . . . . . . . . . . . . . .	—	1,149,327	—	1,149,327
Internet & Direct Marketing Retail .. . . . . . . . . .	—	76,816	—	76,816
IT Services .. . . . . . . . . . . . . . . . . . . . . . . . . . .	—	2,902,704	—	2,902,704
Machinery . . . . . . . . . . . . . . . . . . . . . . . . . . . .	—	3,912,961	—	3,912,961
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FRANKLIN LIMITED DURATION INCOME TRUST
NOTES TO FINANCIAL STATEMENTS
14. Fair Value Measurements
(continued)
	Level 1	Level 2	Level 3	Total
Franklin Limited Duration Income Trust (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Media .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$—	$5,871,309	$—	$5,871,309
Metals & Mining . . . . . . . . . . . . . . . . . . . . . . . .	—	1,728,671	—	1,728,671
Mortgage Real Estate Investment Trusts
(REITs) .. . . . . . . . . . . . . . . . . . . . . . . . . . . .	—	801,690	—	801,690
Multiline Retail . . . . . . . . . . . . . . . . . . . . . . . . .	—	1,861,070	—	1,861,070
Oil, Gas & Consumable Fuels .. . . . . . . . . . . . .	—	14,268,528	— a	14,268,528
Paper & Forest Products . . . . . . . . . . . . . . . . .	—	241,040	—	241,040
Personal Products . . . . . . . . . . . . . . . . . . . . . .	—	717,924	—	717,924
Pharmaceuticals .. . . . . . . . . . . . . . . . . . . . . . .	—	5,508,389	—	5,508,389
Real Estate Management & Development .. . . .	—	1,281,256	—	1,281,256
Road & Rail . . . . . . . . . . . . . . . . . . . . . . . . . . .	—	1,455,095	993,522	2,448,617
Software . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	—	2,731,235	—	2,731,235
Specialty Retail . . . . . . . . . . . . . . . . . . . . . . . .	—	2,349,722	—	2,349,722
Textiles, Apparel & Luxury Goods .. . . . . . . . . .	—	970,158	—	970,158
Thrifts & Mortgage Finance .. . . . . . . . . . . . . . .	—	2,405,720	—	2,405,720
Trading Companies & Distributors .. . . . . . . . . .	—	1,531,610	—	1,531,610
Senior Floating Rate Interests.. . . . . . . . . . . . . . .	—	118,778,302	—	118,778,302
Marketplace Loans.. . . . . . . . . . . . . . . . . . . . . . .	—	—	75,416,488	75,416,488
Asset-Backed Securities.. . . . . . . . . . . . . . . . . . .	—	39,805,560	—	39,805,560
Commercial Mortgage-Backed Securities. . . . . . .	—	2,909,537	—	2,909,537
Mortgage-Backed Securities.. . . . . . . . . . . . . . . .	—	41,567,439	—	41,567,439
Short Term Investments. . . . . . . . . . . . . . . . . . . .	1,457,842	—	—	1,457,842
Total Investments in Securities.. . . . . . . . . . .	$1,463,350	$337,219,092 b	$76,454,669	$415,137,111
Liabilities:
Other Financial Instruments:
Reverse Repurchase Agreements.. . . . . . . . . . . .	$—	$34,456,370	$—	$34,456,370
Unfunded Loan Commitments.. . . . . . . . . . . . . . .	—	95,061	—	95,061
Total Other Financial Instruments.. . . . . . . . .	$—	$34,551,431	$—	$34,551,431
a
Includes financial instruments determined to have no value at December 31, 2022.
b
Includes foreign securities valued at $377,413, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial Instrument Valuation note for more information.
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FRANKLIN LIMITED DURATION INCOME TRUST
NOTES TO FINANCIAL STATEMENTS
14. Fair Value Measurements
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year. At December 31, 2022, the reconciliation is as follows:
										Net Change in
										Unrealized
										Appreciation
						Net	Net	Net		(Depreciation)
	Balance at			Transfer	Transfer	Accretion	Realized	Unrealized	Balance	on Assets
	Beginning of			Into	Out of	(Amortiza-	Gain	Appreciation	at End	Held at
	Year	Purchases a	Sales b	Level 3 c	Level 3	tion)	(Loss)(Depreciation)		of Year	Year End
Franklin Limited Duration Income Trust
Assets:
Investments in Securities:
Common Stocks:
Oil, Gas & Consumable
Fuels.. . . . . . . . . .	$— d	$—	$(189)	$—	$—	$—	$(93,756)	$93,945	$— d	$—
Road & Rail. . . . . . . .	44,245	—	—	—	—	—	—	414	44,659	414
Warrants:
Oil, Gas & Consumable
Fuels.. . . . . . . . . .	2	—	— d	—	—	—	—	(2)	—	—
Corporate Bonds:
Hotels, Restaurants &
Leisure.. . . . . . . . .	—	—	—	450	—	—	—	(450)	— d	(450)
Oil, Gas & Consumable
Fuels.. . . . . . . . . .	—	—	—	3,092	—	—	—	(3,092)	— d	(3,092)
Road & Rail. . . . . . . .	992,593	—	—	—	—	92,452	—	(91,523)	993,522	(91,523)
Marketplace Loans:
Diversified Financial
Services.. . . . . . . .	22,972,188	86,358,752	(26,859,827)	—	—	—	(970,877)	(6,083,748)	75,416,488	(5,674,694)
Total Investments in
Securities. . . . . . . . . . . . .	$24,009,028	$86,358,752	$(26,860,016)	$3,542	$—	$92,452	$(1,064,633)	$(6,084,456)	$76,454,669	$(5,769,345)
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Transferred into level 3 as a result of the unavailability of a quoted market price in an active market for identical securities or as a result of the unreliability of the foreign exchange rate and other significant observable valuation inputs. May include amounts related to a corporate action.
d
Includes financial instruments determined to have no value.
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of December 31, 2022, are as follows:
					Impact to
				Amount	Fair Value
	Fair Value at			(Weighted	if Input
Description	End of Year	Valuation Technique	Unobservable Inputs	Average) a	Increases b
Franklin Limited Duration Income Trust
Assets:
Investments in Securities:
Marketplace Loans:
Diversified Financial Services. .	74,542,524	Discounted cash flow	Loss-adjusted	2.4% - 11.3%	Decrease
			discount rate	(8.7%)
			Projected loss rate	3.8% - 24.6%	Decrease
				(18.5%)
All Other Investments. . . . . . . . . . .	1,912,145 c,d

Total.. . . . . . . . . . . . . . . . . . . . . . .	$76,454,669

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FRANKLIN LIMITED DURATION INCOME TRUST
NOTES TO FINANCIAL STATEMENTS
14. Fair Value Measurements
(continued)
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
c
Includes financial instruments with values derived using private transaction prices or non-public third party pricing information which is unobservable. May also include fair value of immaterial financial instruments and developed using various valuation techniques and unobservable inputs.
d
Includes financial instruments determined to have no value at December 31, 2022.
15. New Accounting Pronouncements
In March 2020, the FASB issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848)
–
Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the FASB issued ASU No.
2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder.  The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management has reviewed the requirements and believes that the adoption of the ASU will not have a material impact on the financial statements.
16. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio		Currency
CLO	Collateralized Loan Obligation	USD	United States Dollar
CME	Chicago Mercantile Exchange
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
LIBOR	London Inter-Bank Offered Rate
MBS	Mortgage-Backed Security
PIK	Payment-In-Kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
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FRANKLIN LIMITED DURATION INCOME TRUST
Report of Independent Registered Public Accounting Firm
To the Board of Trustees and Shareholders of Franklin Limited Duration Income Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin Limited Duration Income Trust (the "Fund") as of December 31, 2022, the related statements of operations and cash flows for the year ended December 31, 2022, the statement of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2022 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the five years in the period ended December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
We have also previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statements of assets and liabilities, including the statements of investments, of Franklin Limited Duration Income Trust as of December 31, 2021, 2020, 2019, 2018 and 2017, March 31, 2017, 2016, 2015, 2014, and 2013, and the related statements of operations for the years ended December 31, 2021, 2020, 2019, and 2018, for the period of April 1, 2017 through December 31, 2017, and for the years ended March 31, 2017, 2016, 2015, 2014, and 2013, the statements of changes in net assets for the years ended December 31, 2021, 2020, 2019 and 2018, for the period of April 1, 2017 through December 31, 2017, and for the years ended March 31, 2017, 2016, 2015, 2014, and 2013 and the statements of cash flows for the years ended December 31, 2021, 2020, 2019 and 2018 (none of which are presented herein), and we expressed unqualified opinions on those financial statements. In our opinion, the information set forth in the Senior Securities Table of Franklin Limited Duration Income Trust for each of the five years in the period ended December 31, 2022, for the period of April 1, 2017 through December 31, 2017, and for each of the five years in the period ended March 31, 2017 is fairly stated, in all material respects, in relation to the financial statements from which it has been derived.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 17, 2023
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.
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FRANKLIN LIMITED DURATION INCOME TRUST
Tax Information (unaudited)
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2022:
	Pursuant to:	Amount Reported
Income Eligible for Dividends Received Deduction (DRD)	§854(b)(1)(A)	$168,581
Qualified Dividend Income Earned (QDI)	§854(b)(1)(B)	$168,581
Qualified Net Interest Income (QII)	§871(k)(1)(C)	$19,575,434
Section 163(j) Interest Earned	§163(j)	$23,217,962
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FRANKLIN LIMITED DURATION INCOME TRUST
Important Information to Shareholders
Share Repurchase Program
The Fund's Board has authorized the Fund to repurchase up to 10% of the Fund's outstanding shares in open-market transactions, at the discretion of management.
In exercising its discretion consistent with its portfolio management responsibilities, the Investment Manager will take into account various other factors, including, but not limited to, the level of the discount, the Fund's performance, portfolio holdings, dividend history, market conditions, cash on hand, the availability of other attractive investments and whether the sale of certain portfolio securities would be undesirable because of liquidity concerns or because the sale might subject the Fund to adverse tax consequences. Any repurchases would be made on a national securities exchange at the prevailing market price, subject to exchange requirements, Federal securities laws and rules that restrict repurchases, and the terms of any outstanding leverage or borrowing of the Fund. If and when the Fund's 10% threshold is reached, no further repurchases could be completed until authorized by the Board. Until the 10% threshold is reached, Fund management will have the flexibility to commence share repurchases if and when it is determined to be appropriate in light of prevailing circumstances.
In the Notes to Financial Statements section, please see note 2 (Shares of Beneficial Interest) for additional information regarding shares repurchased.
Portfolio Management Changes
Effective August 1, 2022, Patrick Klein, Ph.D. joined the Fund's Portfolio Management team as a Co-Lead portfolio manager. Dr. Klein joined Franklin Templeton in 2005. Additionally, David Yuen retired on September 30, 2022, and no longer serves as a Co-Lead portfolio manager of the Fund.
Information About the Fund's Goal and Main
Investments, Principal Investment Strategy, and
Principal Risks
Your Fund's Goal and Main Investments
The Fund seeks to provide high current income, with a secondary objective of capital appreciation to the extent possible and consistent with the Fund's primary objective.
Principal Investment Strategy
Under normal market conditions, the Fund will seek to achieve its investment objectives by investing in debt securities and other income-producing instruments, allocated primarily among three distinct investment categories:
(1)
mortgage-backed
securities and other asset-backed securities; (2) bank loans made to corporate and other business entities; and (3) below "investment grade" debt securities and other income-producing instruments. There is no limitation on the percentage of the Fund's assets that may be allocated to each of these investment categories; provided that, under normal market conditions, the Fund will invest at least 20% of its total assets in each category.
Under normal circumstances, the Fund's allocation to the investment category of mortgage-backed and other asset- backed securities will be primarily composed of investments in mortgage-backed securities. Under normal market conditions, the Fund will invest at least 20% of its assets in debt securities or other instruments rated below investment grade, sometimes called "junk bonds." The Fund may also invest in investment grade debt securities. Investment grade debt securities are rated in one of the top four ratings categories by a nationally-recognized statistical rating organization (a "Rating Agency") such as S&P, Moody's or Fitch. A debt security rated below the top four ratings categories by each Rating Agency rating the security will be considered below investment grade. The Fund may also buy unrated debt securities or other income-producing instruments.
The Fund may invest in securities or other instruments whose issuers are in default or bankruptcy. Under normal conditions, the Fund will not invest more than 5% of its total assets in debt securities or other obligations whose issuers are in default at the time of purchase.
Under normal market conditions, the Fund may invest up to 25% of its total assets in loans originated through on-line marketplace lending platforms (a "Platform") that provide a marketplace for lending through the purchase of loans (either individually or in aggregations) ("Marketplace Loans") and other types of marketplace lending instruments. The Fund will not invest in Marketplace Loans that the Fund determines to be subprime.
Under normal market conditions, the Investment Manager expects the Fund to maintain an estimated average portfolio duration of between two and five years (including the effect
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FRANKLIN LIMITED DURATION INCOME TRUST IMPORTANT INFORMATION TO SHAREHOLDERS
of anticipated leverage). This duration policy may only be changed following provision of 60 days' prior notice to holders of Common Shares ("Common Shareholders"). In comparison to maturity (which is the date on which a debt instrument ceases and the issuer is obligated to repay the principal amount), duration is a measure of the price volatility of a debt instrument as a result of changes in market rates of interest, based on the weighted average timing of the instrument's expected principal and interest payments. Duration differs from maturity in that it considers a security's yield, coupon payments, principal payments and call features in addition to the amount of time until the security finally matures. As the value of a security changes over time, so will its duration. Prices of securities with longer durations tend to be more sensitive to interest rate changes than securities with shorter durations. In general, a portfolio of securities with a longer duration can be expected to be more sensitive to interest rate changes than a portfolio with a shorter duration.
The Fund uses an active sector allocation strategy to try to achieve its goals of income and capital appreciation. This means the Fund allocates its assets among securities in various market sectors based on the Investment Manager's assessment of changing economic, global market, industry, and issuer conditions. Consequently, the Fund, from time to time, may have significant positions in particular sectors. There can be no assurance that the Investment Manager's assessments will be correct.
The Investment Manager will rely heavily on its own analysis of the credit quality and risks associated with individual debt obligations considered for the Fund, rather than relying exclusively on rating agencies, third-party research or the credit ratings assigned by a Platform with regard to Marketplace Loans. The Investment Manager will use this information in an attempt to minimize credit risk and identify borrowers, issuers, industries or sectors that are undervalued or that offer attractive yields relative to the Investment Manager's assessment of their credit characteristics. The Fund's success in achieving its investment objectives may depend more heavily on the Investment Manager's credit analysis than if the Fund invested solely in higher-quality and rated securities.
Subject to the availability of suitable investment opportunities, the Investment Manager will seek to diversify the Fund's investments broadly in an attempt to minimize the portfolio's sensitivity to credit and other risks associated with a particular issuer, industry or sector, or to the impact of a single economic, political or regulatory event.
The Fund's portfolio may include bonds, debentures, notes and other similar types of debt instruments, such as asset-backed securities, as well as bank loans and loan participations, commercial and agency-issued mortgage securities, payment-in-kind securities, zero-coupon securities, bank certificates of deposit, fixed time deposits and bankers' acceptances, structured notes and other hybrid instruments, preferred shares, municipal or U.S. government securities, debt securities issued by foreign corporations or supra-national government agencies, mortgage-backed securities issued on a public or private basis, other types of asset-backed securities, and Marketplace Loans and other types of marketplace lending instruments . See the Notes to Financial Statements for further information. The rate of interest on an income-producing security may be fixed, floating or variable. The Fund may use swaps and other derivative instruments.
The Fund may hold equity securities; however, under ordinary circumstances, such investments will be limited to convertible securities, dividend-paying common or preferred stocks, or equity securities acquired in connection with a restructuring, bankruptcy, default, or the exercise of a conversion or purchase right.
Principal Investment Risks
You could lose money by investing in the Fund. Closed-end fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.
Credit
The Fund could lose money on a debt security if the issuer or borrower is unable or fails to meet its obligations, including failing to make interest payments and/or to repay principal when due. Changes in an issuer's financial strength, the market's perception of the issuer's financial strength or an issuer's or security's credit rating, which reflects a third party's assessment of the credit risk presented by a particular issuer or security, may affect debt securities' values. The Fund may incur substantial losses on debt securities that are inaccurately perceived to present a
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different amount of credit risk by the market, the Investment Manager or the rating agencies than such securities actually do.
Interest Rate
Changes in interest rates may present risks to the Fund. When interest rates rise, debt security prices generally fall. The opposite is also true: debt security prices generally rise when interest rates fall.
The prices of fixed-rate securities with longer durations tend to be more sensitive to changes in interest rates than securities with shorter durations, usually making them more volatile. Because the Fund will normally have an estimated average portfolio duration of between two and five years (including the effects of anticipated leverage), the Fund's net asset value and market price will tend to fluctuate more in response to changes in market interest rates than if the Fund invested mainly in short-term debt securities and less than if the Fund invested mainly in longer-term debt securities.
The cost of leverage employed by the Fund is based on certain interest rates. If the cost of leverage exceeds the rate of return on the debt obligations and other investments held by the Fund that were acquired during periods of generally lower interest rates, the returns to Common Shareholders may be reduced. The Fund's use of leverage, as described in the Prospectus, will tend to increase Common Share interest rate risk.
The Fund may employ certain strategies for the purpose of reducing the interest rate sensitivity of the portfolio and decreasing the Fund's exposure to interest rate risk, although there is no assurance that it will do so or that such strategies will be successful.
Market
The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The Fund's investments may decline in value due to factors affecting individual issuers (such as the results of supply and demand), or sectors within the securities markets. The value of a security or other investment also may go up or down due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates or exchange rates, or adverse investor sentiment generally. In addition, unexpected events and their aftermaths, such as the spread of diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. During a general downturn in the securities markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that securities or other investments held by the Fund will participate in or otherwise benefit from the advance.
High-Yield Debt Securities
The Fund may invest in debt securities and other income- producing instruments that are rated below investment grade or unrated. These securities and instruments generally have more credit risk than higher-rated securities. The issuers of such securities or instruments typically do not have the track record needed to receive an investment grade rating, have borrowed to finance acquisitions or to expand their operations, are seeking to refinance their debt at lower rates, or have been downgraded due to financial difficulties. Due to the risks involved in investing in high yield debt securities and other income-producing instruments, an investment in the Fund should be considered speculative.
Companies issuing high yield, fixed-income securities are not as strong financially as those issuing securities with higher credit ratings. These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments. The high yield market has experienced a large number of defaults in recent years. If a company defaults because it stops making interest and/ or principal payments, payments on the securities may never resume because such securities are generally unsecured and are often subordinated to other creditors of the issuer. These securities may be worthless and the Fund could lose its entire investment.
High yield securities generally are less liquid than higher- quality securities. Many of these securities do not trade frequently, and when they do their prices may be significantly higher or lower than expected.
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Bank Loans
Bank loans, loan participations and assignments involve credit risk, interest rate risk, liquidity risk, and the risks of being a lender, as well as other risks. If the Fund purchases a loan, it may be able to enforce its rights only through the lender, and may assume the credit risk of both the lender and the borrower.
Corporate loans in which the Fund may invest may be unrated and generally will not be registered with the SEC or listed on a securities exchange. Because the amount of public information available with respect to corporate loans generally is less extensive than that available for more widely rated, registered and exchange-listed securities, corporate loans can be more difficult to value.
Bank loans and certain corporate loans may not be considered "securities," and investors, such as the Fund, therefore may not be entitled to rely on the antifraud protections of the federal securities laws and may have limited legal remedies.
Marketplace Loans
Marketplace Loans are subject to the risks associated with debt investments generally, including but not limited to, interest rate, credit, liquidity, high yield debt, market and income risks.
Marketplace Loans generally are not rated by rating agencies; are often unsecured; not guaranteed or insured by a third party; not backed by any governmental authority; and are highly risky and speculative investments similar to an investment in lower rated securities or high yield debt securities (also known as junk bonds). Lenders and investors, such as the Fund, assume all of the credit risk on the loans they fund or purchase and there are no assurances that payments due on the Marketplace Loans will be made. In addition, investments in Marketplace Loans may be adversely affected if the Platform or a third-party service provider becomes unable or unwilling to fulfill its obligations in servicing the loans. The Fund intends to have a backup servicer in case any Platform or third-party servicer ceases or fails to perform the servicing functions, which the Fund expects will mitigate some of the risks associated with a reliance on platforms or third-party servicers for servicing of the Marketplace Loans. Moreover, the Fund may have limited information about the Marketplace Loans and information provided to the Platform regarding the loans and the borrowers' credit information may be incomplete, inaccurate, outdated or fraudulent. It also may be difficult for the Fund to sell an investment in a Marketplace Loan before maturity at the price at which the Fund believes the loan should be valued because these loans typically are considered by the Fund to be illiquid securities. To the extent the Fund invests in Marketplace Loans, the Fund may also be subject to related regulatory and judicial risks, pass- through notes risk, fraud risk, platform risk, servicer risk, and tax risk.
Mortgage Securities and Asset-Backed Securities
Mortgage securities differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. The Fund may receive unscheduled prepayments of principal due to voluntary prepayments, refinancing or foreclosure on the underlying mortgage loans. To the Fund this means a loss of anticipated interest, and a portion of its principal investment represented by any premium the Fund may have paid. Mortgage prepayments generally increase when interest rates fall.
Because of prepayments, mortgage securities may be less effective than some other types of debt securities as a means of "locking in" long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the existing security.
Mortgage securities also are subject to extension risk. An unexpected rise in interest rates could reduce the rate of prepayments on mortgage securities and extend their life. This could cause the price of the mortgage securities and the Fund's share price to fall and would make the mortgage securities more sensitive to interest rate changes.
Since September 2008, the Federal Housing Finance Agency (FHFA), an agency of the U.S. government, has acted as the conservator to operate Fannie Mae and Freddie Mac until they are stabilized. It is unclear how long the conservatorship will last or what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac for the long-term.
Although the mortgage-backed securities that are delivered in TBA transactions must meet certain standards, there is a risk that the actual securities received by the Fund may be less favorable than what was anticipated when entering into
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the transaction. TBA transactions also involve the risk that a counterparty will fail to deliver the security, exposing the Fund to losses. Whether or not the Fund takes delivery of the securities at the termination date of a TBA transaction, it will nonetheless be exposed to changes in the value of the underlying investments during the term of the agreement.
Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage securities, asset-backed securities are subject to prepayment and extension risks.
Income
The Fund's income distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds or when the Fund realizes a loss upon the sale of a debt security. The Fund's income generally declines during periods of falling benchmark interest rates because the Fund must reinvest the proceeds it receives from existing investments (upon their maturity, prepayment, amortization, sale, call, or buy- back) at a lower rate of interest or return.
Leverage
The Fund's use of leverage creates the opportunity for increased net income, but also creates special risks. The Fund currently uses leverage through the borrowing of funds under a committed financing arrangement and the purchase of mortgage dollar rolls. The Fund may use other forms of leverage, including through the issuance of senior securities such as preferred shares. The Fund may also use leverage through the lending of portfolio securities, and the use of swaps, other derivatives, reverse repurchase agreements, and when-issued, delayed delivery or forward commitment transactions. To mitigate leverage risk from such transactions, the Fund may segregate liquid assets against or otherwise cover its future obligations under such transactions.
So long as the Fund's securities portfolio provides a higher rate of return (net of Fund expenses) than the cost of its leverage (e.g., the interest rate on any borrowings), the leverage will allow shareholders to receive a higher current rate of return than if the Fund were not leveraged. If, however, interest rates rise, which may be likely because interest rates are currently near their lowest levels in many years, the Fund's cost of leverage could exceed the rate of return on the debt obligations and other investments held by the Fund that were acquired during periods of generally lower interest rates, reducing return to shareholders. If the Fund leverages with preferred shares that pay cumulative dividends, the Fund's leverage risk may be increased.
The Fund's use of leverage may, during periods of rising interest rates, adversely affect the Fund's income, distributions and total returns to Common Shareholders. Leverage creates two major types of risks for Common Shareholders:
•
the likelihood of greater volatility of net asset value and market price of Common Shares, because changes in the value of the Fund's portfolio of income-producing securities (including securities bought with the proceeds of leverage) are borne entirely by the Common Shareholders; and
•
the possibility either that Common Share income will fall if the Fund's cost of leverage rises, or that Common Share income will fluctuate because the cost of leverage varies. Because the fees received by the Investment Manager are based on the Managed Assets (as defined below) of the Fund
(including the aggregate liquidation preference of any preferred shares or the outstanding amount of any borrowing or short-term debt securities), the Investment Manager has a financial incentive for the Fund to use leverage, which may create a conflict of interest between the Investment Manager and the Common Shareholders.
By using leverage, the Fund will seek to obtain a higher return for holders of Common Shares than if the Fund did not use leverage. Leveraging is a speculative technique and there are special risks involved. There can be no assurance that a leveraging strategy will be successful during any period in which it is employed. The Fund's use of leverage strategies could result in larger losses than if the strategies were not used.
Foreign Securities (non-U.S.)
Investing in foreign securities, including securities of foreign governments, typically involves more risks than investing in U.S. securities. These risks can increase the potential for losses in the Fund and may include, among others, currency risks, country risks (political, diplomatic, regional conflicts,
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terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility. Investing in securities of issuers based in developing or emerging markets entails all of the risks of investing in securities of foreign issuers to a heightened degree as well as other risks.
Debt issued by foreign governments, their agencies or instrumentalities, or other government-related entities, is subject to several risks, such as the fact that there are generally no bankruptcy proceedings similar to those in the United States by which defaulted sovereign debt may be collected. Other risks include: potential limits on the flow of capital; political and economic risk; the extent and quality of financial regulations; tax risk; and the potential expropriation or nationalization of foreign issuers.
Derivatives
The performance of derivatives depends largely on the performance of an underlying asset, interest rate or index, and such instruments often have risks similar to their underlying asset. Derivatives (such as futures contracts and options thereon, options, swaps and short sales) are also subject to a number of risks such as liquidity risk, interest rate risk, credit risk, leverage risk, volatility risk and management risk. They also involve the risk of mispricing or improper valuation, the risk of ambiguous documentation, and the risk that changes in the value of a derivative may not correlate perfectly with an underlying asset, interest rate or index. With over-the-counter derivatives, there is a risk that the other party to the transaction will fail to perform (known as counterparty risk). There can be no assurance that the Fund will engage in suitable derivative transactions to reduce exposure to other risks when that would be beneficial.
Liquidity
The Fund may invest up to 25% of its total assets in securities which are illiquid at the time of investment (i.e., securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which the Fund has valued the securities). Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in market value. Also, the Fund may not be able to dispose of illiquid securities when that would be beneficial at a favorable time or price.
Portfolio Turnover
The Investment Manager will sell a security when it believes it is appropriate to do so, regardless of how long the Fund has held the security. The Fund's turnover rate may exceed 100% per year because of the anticipated use of certain investment strategies. The rate of portfolio turnover will not be a limiting factor for the Investment Manager in making decisions on when to buy or sell securities, including entering into mortgage dollar rolls. High turnover will increase the Fund's transaction costs and may increase your tax liability if the transactions result in capital gains.
Management
The Fund is subject to management risk because it is an actively managed portfolio. The Investment Manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired results.
LIBOR Transition
The Fund invests in financial instruments that may have floating or variable rate calculations for payment obligations or financing terms based on the London Interbank Offered Rate (LIBOR), which is the benchmark interest rate at which major global banks lend to one another in the international interbank market for short-term loans. It was originally anticipated that LIBOR would be discontinued by the end of 2021 and would cease to be published after that time. Although many LIBOR rates were phased out at the end of 2021 as originally intended, a selection of widely used USD LIBOR rates will continue to be published until June 2023 in order to assist with the transition to an alternative rate. The impact of the discontinuation of LIBOR and the transition to an alternative rate on the Fund's portfolio remains uncertain. There can be no guarantee that financial instruments that transition to an alternative reference rate will retain the same value or liquidity as they would otherwise have had.
Please see the Performance Summary section of this report for additional risk disclosure.
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IMPORTANT INFORMATION TO SHAREHOLDERS
The following information is a summary of material changes since the last fiscal year. This information may not reflect all of the changes that have occurred since you purchased the Fund.
There have not been any material changes during the last fiscal year.
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Important Information to Shareholders (Unaudited)
UPDATED DISCLOSURES FOR THE FUND WITH AN EFFECTIVE SHELF OFFERING REGISTRATION STATEMENT
The following additional information is provided in connection with a shelf offering registration statement for the Fund as of the fiscal year ended December 31, 2022.
SUMMARY OF FUND EXPENSES
Sales Load (as a percentage of offering price)
(1)
Offering Expenses (as a percentage of offering price)
(1)
Dividend Reinvestment Plan Fees
(2)
Annual Operating Expenses	Percentage of Net Assets Attributable to Common Shares
Management Fees (3)	1.02%
Interest on Borrowed Funds (4)	1.23%
Other Expenses (5)	0.44%
Total Annual Fund Operating Expenses	2.69%
(1)
If the Common Shares are sold to or through underwriters, the Prospectus Supplement will set forth any applicable sales load and the estimated offering expenses. Fund shareholders will pay all offering expenses involved with an offering.
(2)
You will pay brokerage charges if you direct the plan agent to sell your Common Shares held in a dividend reinvestment account
.
(3)
The Investment Manager is entitled to receive an investment management fee of 0.70% per year of the Fund's average daily Managed Assets. "Managed Assets" are defined as the total assets of the Fund (including any assets attributable to leverage) minus the sum of accrued liabilities (other than the aggregate liquidation preference of any outstanding preferred shares or the outstanding amount of any borrowing or short-term debt securities). If the Fund uses leverage, the amount of fees paid to the Investment Manager for investment management services will be higher than if the Fund does not use leverage because the fees paid are calculated on the Fund's Managed Assets, which include assets purchased with leverage.
(4)
On August 10, 2018, the Fund entered into a committed financing arrangement through which the Fund is authorized to borrow up to $100 million.
(5)
"Other Expenses" are based on estimated amounts for the current fiscal year.
Examples
An investor would pay the following expenses on a $1,000 investment in the Fund, assuming
a 5% annual
return
:
One Year	Three Years	Five Years	Ten Years
$27	$83	$142	$302
The above table and example are intended to assist investors in understanding the various costs and expenses directly or indirectly associated with investing in Shares of the Fund
.
The "Example" assumes that all dividends and other distributions are reinvested at net asset value and that the percentage amounts listed in the table above under Total Annual Operating Expenses remain the same in the years shown
.
The above table and example and the assumption in the example of a 5% annual return are required by regulations of the SEC that are applicable to all investment companies; the assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of the Fund's Common Shares
.
The example should not be considered a representation of past or future expenses, and the Fund's actual expenses may be greater than or less than those shown. Moreover, the Fund's actual rate of return may be greater or less than the hypothetical 5% return shown in the example.
MARKET PRICE AND NET ASSET VALUATION (NAV) INFORMATION
The Fund's Common Shares are traded on the NYSE American under the symbol "FTF". The below table details for the period indicated the high and low closing market prices and NAV as well as the high and low of the premium and discount of the market value compared to the NAV.
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IMPORTANT INFORMATION TO SHAREHOLDERS (UNAUDITED)
					Premium /Discount to
	Market Price			NAV		NAV
Fiscal Quarter Ended	High	Low	High	Low	High	Low
December 2022	$6.54	$5.95	$7.21	$6.97	-8.79%	-14.63%
September 2022	$7.11	$6.16	$7.63	$7.04	-6.52%	-12.57%
June 2022	$7.77	$6.45	$8.14	$7.30	-4.55%	-13.07%
March 2022	$9.14	$7.29	$8.97	$8.05	2.47%	-9.89%
December 2021	$9.18	$8.93	$9.23	$8.68	1.99%	-3.45%
September 2021	$9.33	$9.17	$9.43	$9.09	2.17%	-1.61%
June 2021	$9.42	$9.30	$9.36	$9.10	-0.32%	-2.88%
March 2021	$9.52	$9.32	$9.63	$9.08	2.67%	-4.32%
The net asset value per Common Share on December 31, 2022 was $7.06 and the market price per Common Share at the close of business on December 31, 2022 was $6.21, representing a (12.0)% discount to such net asset value. As of December 31, 2022, the Fund has outstanding 40,405,374 Common Shares. The Fund's Common Shares have traded in the market below, at and above net asset value since the commencement of the Fund's operations. However, it has recently been the case that the Fund's Common Shares have traded at a discount from net asset value. The Fund cannot determine the reasons why the Fund's Common Shares trade at a premium to or discount from net asset value, nor can the Fund predict whether its Shares will trade in the future at a premium to or discount from net asset value, or the level of any premium or discount. Shares of a closed-end investment company may frequently trade at prices lower than net asset value. The Fund's Board of Trustees regularly monitors the relationship between the market price and net asset value of the Common Shares. If the Common Shares were to trade at a substantial discount to net asset value for an extended period of time, the Board may consider the repurchase of its Common Shares on the open market or in private transactions, the making of a tender offer for such shares, or the conversion of the Fund to an open-end investment company. The Fund cannot assure you that its Board of Trustees will decide to take or propose any of these actions, or that share repurchases or tender offers will actually reduce market discount.
SENIOR SECURITIES TABLE
The Fund engaged in senior securities during the prior ten years as follows:
		Asset	Involuntary	Average
		Coverage
	Total Amount	per	Liquidation	Market Value
Year Ended	Outstanding 1	$1,000 2	Preference 3	Outstanding 4
Reverse Repurchase Agreement
December 31, 2022	$34,090,177	$3,437	$34,456,370	N/A
December 31, 2021	$33,358,605	$3,324	$33,448,122	N/A
December 31, 2020	$18,504,585	$3,549	$18,523,129	N/A
December 31, 2019	$17,117,190	$3,814	$17,169,028	N/A
Credit Facility
December 31, 2022	$83,000,000	$3,437	$83,403,086	$83,008,795
December 31, 2021	$83,000,000	$3,324	$83,079,041	$86,629,314
December 31, 2020	$93,000,000	$3,549	$93,090,704	$92,029,719
December 31, 2019	$90,000,000	$3,814	$90,218,042	$90,127,217
December 31, 2018	$90,000,000	$4,387	$90,267,083	$33,334,190
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IMPORTANT INFORMATION TO SHAREHOLDERS (UNAUDITED)
			Involuntary
		Asset	Liquidation	Average
	Total	Coverage	Preference
	Preferred	per	Per	Market Value
	Shares	Preferred	Preferred	Per Preferred
Year Ended	Outstanding	Share	Share	Share 5
Preferred Shares Series M
December 31, 2017	1,200	$72,311	$25,000	N/A
March 31, 2017	1,200	$74,809	$25,000	N/A
March 31, 2016	1,200	$75,991	$25,000	N/A
March 31, 2015	1,200	$76,665	$25,000	N/A
March 31, 2014	1,200	$78,686	$25,000	N/A
March 31, 2013	1,200	$79,157	$25,000	N/A
Preferred Shares Series W
December 31, 2017	1,200	$72,311	$25,000	N/A
March 31, 2017	1,200	$74,809	$25,000	N/A
March 31, 2016	1,200	$75,991	$25,000	N/A
March 31, 2015	1,200	$76,665	$25,000	N/A
March 31, 2014	1,200	$78,686	$25,000	N/A
March 31, 2013	1,200	$79,157	$25,000	N/A
Preferred Shares Series F
December 31, 2017	1,200	$72,311	$25,000	N/A
March 31, 2017	1,200	$74,809	$25,000	N/A
March 31, 2016	1,200	$75,991	$25,000	N/A
March 31, 2015	1,200	$76,665	$25,000	N/A
March 31, 2014	1,200	$78,686	$25,000	N/A
March 31, 2013	1,200	$79,157	$25,000	N/A
(1)
Total amount of each class of senior securities outstanding at the end of the period presented.
(2)
The asset coverage ratio for a class of senior securities representing indebtedness is calculated as the total assets, less all liabilities and indebtedness not represented by senior securities, divided by the aggregate amount of outstanding senior securities representing indebtedness. This asset coverage ratio is multiplied by $1,000 to determine the "Asset Coverage Per $1,000."
(3)
The amount to which such class of senior security would be entitled upon the involuntary liquidation of the issuer represents the total amount outstanding and any unpaid interest at the end of the period presented.
(4)
Average market value outstanding for the reverse repurchase agreements is not applicable because these senior securities were not registered for public trading.
(5)
Average market value per preferred share for the Preferred Shares Series M, Preferred Shares Series W and Preferred Shares Series F is not applicable because these senior securities were not registered for public trading.
UNRESOLVED STAFF COMMENTS
The Fund believes that there are no material unresolved written comments, received 180 days or more before December 31, 2022, from the Staff of the Securities and Exchange Commission regarding any of its periodic or current reports under the Securities Exchange Act of 1934 or the Investment Company Act of 1940, or its registration statement.
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FRANKLIN LIMITED DURATION INCOME TRUST
Annual Meeting of Shareholders
The Annual Meeting of Shareholders (the "Meeting") for Franklin Limited Duration Income Trust (Fund) was held on October 4, 2022. At the Meeting, shareholders elected Harris J. Ashton and Edith E. Holiday as Trustees of the Fund to hold office for a three year term, set to expire at the 2025 Annual Meeting of Shareholders. These terms continue, however, until their successors are duly elected and qualified or until a Trustee's resignation, retirement, death or removal, whichever is earlier.
The results of the voting were as follows:
		Shares
Trustee Nominees	Shares For	Withheld
Harris J. Ashton	31,672,654	1,405,675
Edith E. Holiday	31,668,792	1,409,537
Note: Terrance J. Checki, Mary C. Choksi, Gregory E. Johnson, Rupert H. Johnson, Jr., J. Michael Luttig, Larry D. Thompson and Valerie M. Williams are Trustees of the Fund who are currently serving and whose terms of office continued after the meeting.
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Dividend Reinvestment and Cash Purchase Plan
The Fund's Dividend Reinvestment Plan (Plan) offers you a prompt and simple way to reinvest dividends and capital gain distributions (Distributions) in shares of the Fund. American Stock Transfer & Trust Company, LLC (Plan Agent), P.O. Box 922, Wall Street Station, New York, NY 10269-0560, acts as your Plan Agent in administering the Plan. The Agent will open an account for you under the Plan in the same name as your outstanding shares are registered.
You are automatically enrolled in the Plan unless you elect to receive Distributions in cash. If you own shares in your own name, you should notify the Agent, in writing, if you wish to receive Distributions in cash.
If the Fund declares a Distribution, you, as a participant in the Plan, will automatically receive an equivalent amount of shares of the Fund purchased on your behalf by the Agent. If on the payment date for a Distribution, the net asset value per share is equal to or less than the market price per share plus estimated brokerage commissions, the Agent shall receive newly issued shares, including fractions, from the Fund for your account. The number of additional shares to be credited shall be determined by dividing the dollar amount of the Distribution by the greater of the net asset value per share on the payment date, or 95% of the then current market price per share.
If the net asset value per share exceeds the market price plus estimated brokerage commissions on the payment date for a Distribution, the Agent (or a broker-dealer selected by the Agent) shall try, for a purchase period of 30 days, to apply the amount of such Distribution on your shares (less your pro rata share of brokerage commissions incurred) to purchase shares on the open market. The weighted average price (including brokerage commissions) of all shares it purchases shall be your allocated price per share. If, before the Agent has completed its purchases, the market price plus estimated brokerage commissions exceeds the net asset value of the shares as of the payment date, the purchase price the Agent paid may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if such Distribution had been paid in shares issued by the Fund. Participants should note that they will not be able to instruct the Agent to purchase shares at a specific time or at a specific price. The Agent may make open-market purchases on any securities exchange where shares are traded, in the over-the-counter market or in negotiated transactions, and may be on such terms as to price, delivery and otherwise as the Agent shall determine.
The market price of shares on a particular date shall be the last sales price on NYSE MKT, or, if there is no sale on the exchange on that date, then the mean between the closing bid and asked quotations on the exchange on such date. The net asset value per share on a particular date shall be the amount most recently calculated by or on behalf of the Fund as required by law.
The Agent shall at all times act in good faith and agree to use its best efforts within reasonable limits to ensure the accuracy of all services performed under this agreement and to comply with applicable law, but assumes no responsibility and shall not be liable for loss or damage due to errors unless such error is caused by the Agent's negligence, bad faith, or willful misconduct or that of its employees. Your uninvested funds held by the Agent will not bear interest. The Agent shall have no responsibility for the value of shares acquired. For the purpose of cash investments, the Agent may commingle your funds with those of other participants in the same Fund.
There is no direct charge to participants for reinvesting Distributions, since the Agent's fees are paid by the Fund. However, when shares are purchased in the open market, each participant will pay a pro rata portion of any brokerage commissions incurred. If you elect by notice to the Agent to have it sell part or all of your shares and remit the proceeds, the Agent will deduct brokerage commissions from the proceeds. The automatic reinvestment of Distributions does not relieve you of any taxes that may be payable on Distributions. In connection with the reinvestment of Distributions, shareholders generally will be treated as having received a Distribution equal to the cash Distribution that would have been paid.
The Agent will forward to you any proxy solicitation material and will vote any shares so held for you first in accordance with the instructions set forth on proxies you return to the Fund, and then with respect to any proxies you do not return to the Fund in the same portion as the Agent votes proxies the participants return to the Fund.
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FRANKLIN LIMITED DURATION INCOME TRUST
DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN
As long as you participate in the Plan, the Agent will hold the shares it has acquired for you in safekeeping, in its name or in the name of its nominee. This convenience provides added protection against loss, theft or inadvertent destruction of certificates. However, you may request that a certificate representing your Plan shares be issued to you. Upon your written request, the Agent will deliver to you, without charge, a certificate or certificates for the full shares. The Agent will send you a confirmation of each acquisition made for your account as soon as practicable, but not later than 60 days after the acquisition date. Although from time to time you may have an undivided fractional interest in a share of the Fund, no certificates for a fractional share will be issued. Distributions on fractional shares will be credited to your account. If you terminate your account under the Plan, the Agent will adjust for any such undivided fractional interest in cash at the market value of shares at the time of termination.
You may withdraw from the Plan at any time, without penalty, by notifying the Agent in writing at the address above or by telephone at (800) 416-5585. Such termination will be effective with respect to a Distribution if the Agent receives your notice prior to the Distribution record date. The Agent or the Fund may terminate the Plan upon notice to you in writing mailed at least 30 days prior to any record date for the payment of any Distribution. Upon any termination, the Agent will issue, without charge, stock certificates for all full shares you own and will convert any fractional shares you hold at the time of termination to cash at current market price and send you a check for the proceeds.
The Fund or the Agent may amend the Plan. You will receive written notice at least 30 days before the effective date of any amendment.
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FRANKLIN LIMITED DURATION INCOME TRUST
Board Members and Officers
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person's successor is elected and qualified.
Independent Board Members
Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years
Harris J. Ashton (1932)	Trustee	Since 2003	119	Bar-S Foods (meat packing
One Franklin Parkway				company) (1981-2010).
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and
formerly
, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945)	Trustee	Since 2017	119	Hess Corporation (exploration of oil
One Franklin Parkway				and gas) (2014-present).
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present); member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and
formerly
, Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950)	Trustee	Since 2014	120	Omnicom Group Inc. (advertising
One Franklin Parkway				and marketing communications
San Mateo, CA 94403-1906				services) (2011-present) and White
				Mountains Insurance Group, Ltd.
(holding company) (2017-present); and
formerly
, Avis Budget Group Inc. (car rental) (2007-2020).
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and
formerly
, Founder and Senior Advisor, Strategic Investment Group (investment management group) (2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).
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FRANKLIN LIMITED DURATION INCOME TRUST
Independent Board Members
(continued)
Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years
Edith E. Holiday (1952)	Lead	Trustee since 2005	120	Hess Corporation (exploration of oil
One Franklin Parkway	Independent	and Lead Independent		and gas) (1993-present), Santander
San Mateo, CA 94403-1906	Trustee	Trustee since 2019		Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and
formerly
, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954)	Trustee	Since 2009	120	Boeing Capital Corporation (aircraft
One Franklin Parkway				financing) (2006-2010).
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of the Coca-Cola Company (beverage company) (2021-present); and
formerly
, Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945)	Trustee	Since 2007	120	Graham Holdings Company
One Franklin Parkway				(education and media organization)
San Mateo, CA 94403-1906				(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business communications provider) (2010- 2012).
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (2015-present; previously 2011-2012); and
formerly
, Independent Compliance Monitor and Auditor, Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017- 2020); Executive Vice President - Government Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
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FRANKLIN LIMITED DURATION INCOME TRUST
Independent Board Members
(continued)
Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years
Valerie M. Williams (1956)	Trustee	Since 2021	111	Omnicom Group, Inc. (advertising
One Franklin Parkway				and marketing communications
San Mateo, CA 94403-1906				services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and
formerly
, Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016), various roles of increasing responsibility at Ernst & Young (1981-2005).
Interested Board Members and Officers
Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years
**Gregory E. Johnson	Chairman of	Trustee since	131	None
(1961)	the Board,	2013, Senior
One Franklin Parkway	Trustee and	Vice President
San Mateo, CA 94403-1906	Senior Vice	and Chairman of the
	President	Board since January
2023
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice Chairman, Investment Company Institute; and
formerly
, Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources, Inc.
**Rupert H. Johnson, Jr.	Trustee	Trustee since	120	None
(1940)		2003
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Alison E. Baur (1964)	Vice President	Since 2012	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
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FRANKLIN LIMITED DURATION INCOME TRUST
Interested Board Members and Officers
(continued)
Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years
Breda M. Beckerle (1958)	Chief	Since 2020	Not Applicable	Not Applicable
280 Park Avenue	Compliance
New York, NY 10017	Officer
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Sonal Desai, Ph.D. (1963)	President and	Since 2018	Not Applicable	Not Applicable
One Franklin Parkway	Chief Executive
San Mateo, CA 94403-1906	Officer –
Investment
Management
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Steven J. Gray (1955)	Vice President	Vice President	Not Applicable	Not Applicable
One Franklin Parkway	and	since 2009 and
San Mateo, CA 94403-1906	Co-Secretary	Co-Secretary since
2019
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Distributors, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Matthew T. Hinkle (1971)	Chief Executive Since 2017	Not Applicable	Not Applicable
One Franklin Parkway	Officer –
San Mateo, CA 94403-1906	Finance and
Administration
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly
, Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949)	Vice President - Since 2021	Not Applicable	Not Applicable
620 Eighth Avenue	AML Compliance
New York, NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974)	Chief Financial Since January 2022	Not Applicable	Not Applicable
One Franklin Parkway	Officer, Chief
San Mateo,	Accounting Officer
CA 94403-1906	and Treasurer
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
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FRANKLIN LIMITED DURATION INCOME TRUST
Interested Board Members and Officers
(continued)
Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years
Navid J. Tofigh (1972)	Vice President	Since 2015	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Lori A. Weber (1964)	Vice President	Vice President	Not Applicable	Not Applicable
300 S.E. 2nd Street	and Secretary	since 2011 and
Fort Lauderdale, FL 33301-		Secretary since
1923		2019
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund's Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund's Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund's Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
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FRANKLIN LIMITED DURATION INCOME TRUST
Shareholder Information
Proxy Voting Policies and Procedures
The Fund's investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Fund files a complete consolidated schedule of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.
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Annual Report
Franklin Limited Duration Income Trust
Investment Manager	Transfer Agent
Franklin Advisers, Inc.	American Stock Transfer & Trust Co., LLC
(800) DIAL BEN ® /	6201 15th Avenue
342-5236	Brooklyn, NY 11219
www.astfinancial.com
© 2023 Franklin Templeton Investments. All rights reserved.	FTF A 02/23

Item 2.    Code of Ethics.

(a)	The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)	N/A

(d)	N/A

(f)	Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3.    Audit Committee Financial Expert.

(a) (1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.    Principal Accountant Fees and Services.

(a)            Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $114,935 for the fiscal year ended December 31, 2022 and $97,165 for the fiscal year ended December 31, 2021.

(b)            Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)            Tax Fees

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $70,000 for the fiscal year ended

December 31, 2022 and $0 for the fiscal year ended December 31, 2021. The services for which these fees were paid included global access to tax platform International Tax View.

(d)                All Other Fees

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $58,000 for the fiscal year ended December 31, 2022 and $116 for the fiscal year ended December 31, 2021. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process, procedures performed related to N-2 filings and comfort letters.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $221,195 for the fiscal year ended December 31, 2022 and $55,000 for the fiscal year ended December 31, 2021. The services for which these fees were paid included professional fees in connection with determining the feasibility of a U.S. direct lending structure, professional services relating to the readiness assessment over Greenhouse Gas Emissions and Energy, fees in connection with a license for accounting and business knowledge platform Viewpoint and fees in connection with a license for employee development tool ProEdge.

(e)    (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

(i)    pre-approval of all audit and audit related services;

(ii)    pre-approval of all non-audit related services to be provided to the Fund by the auditors;

(iii)    pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

(iv)    establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e)    (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f)    No disclosures are required by this Item 4(f).

(g)    The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $349,195 for the fiscal year ended December 31, 2022 and $55,116 for the fiscal year ended December 31, 2021.

(h)    The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)    N/A

(j)    N/A

Item 5.    Audit Committee of Listed Registrants.

Members of the Audit Committee are: Terrence J. Checki, Mary C. Choksi, Edith E. Holiday, J. Michael Luttig and Larry D. Thompson.

Item 6. Schedule	of Investments. N/A

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The board of trustees of the Fund has delegated the authority to vote proxies related to the portfolio securities held by the Fund to the Fund’s investment manager, Franklin Advisers, Inc., in accordance with the Proxy Voting Policies and Procedures (Policies) adopted by the investment manager.

RESPONSIBILITY OF THE INVESTMENT MANAGERS TO VOTE PROXIES

Franklin Equity Group, a separate investment group within Franklin Templeton, comprised of investment personnel from the SEC-registered investment advisers listed on Appendix A (hereinafter individually an “Investment Manager” and collectively the “Investment Managers”) have delegated the administrative duties with respect to voting proxies for securities to the Franklin Templeton Proxy Group within Franklin Templeton Companies, LLC (the “Proxy Group”), a wholly-owned subsidiary of Franklin Resources, Inc. Franklin Templeton Companies, LLC provides a variety of general corporate services to its affiliates, including, but not limited to, legal and compliance activities. Proxy duties consist of disseminating proxy materials and analyses of issuers whose stock is owned by any client (including both investment companies and any separate accounts managed by the Investment Managers) that has either delegated proxy voting administrative responsibility to the Investment Managers or has asked for information and/or recommendations on the issues to be voted. The Investment Managers will inform Advisory Clients that have not delegated the voting responsibility but that have requested voting advice about the Investment Managers’ views on such proxy votes. The Proxy Group also provides these services to other advisory affiliates of the Investment Managers.

The Proxy Group will process proxy votes on behalf of, and the Investment Managers vote proxies solely in the best interests of, separate account clients, the Investment Managers’-managed investment company shareholders, or shareholders of funds that have appointed Franklin Templeton International Services S.à.r.l. (“FTIS S.à.r.l.”) as the Management Company, provided such funds or clients have properly delegated such responsibility in writing, or, where employee benefit plan assets subject to the Employee Retirement Income Security Act of 1974, as amended, are involved (“ERISA accounts”), in the best interests of the plan participants and beneficiaries (collectively, “Advisory Clients”), unless (i) the power to vote has been specifically retained by the named fiduciary in the documents in which the named fiduciary appointed the Investment Managers or (ii) the documents otherwise expressly prohibit the Investment Managers from voting proxies. The Investment Managers recognize that the exercise of voting rights on securities held by ERISA plans for which the Investment Managers have voting responsibility is a fiduciary duty that must be exercised with care, skill, prudence and diligence.

In certain circumstances, Advisory Clients are permitted to direct their votes in a solicitation pursuant to the Investment Management Agreement. An Advisory Client that wishes to direct its vote shall give reasonable prior written notice to the Investment Managers indicating such intention and provide written instructions directing the Investment Managers or the Proxy Group to vote regarding the solicitation. Where such prior written notice is received, the Proxy Group will vote proxies in accordance with such written notification received from the Advisory Client.

The Investment Managers have adopted and implemented Proxy Voting Policies and Procedures (“Proxy Policies”) that they believe are reasonably designed to ensure that proxies are voted in the best interest of Advisory Clients in accordance with their fiduciary duties and rule 206(4)-6 under the Investment Advisers Act of 1940. To the extent that the Investment Managers have a subadvisory agreement with an affiliated investment manager (the “Affiliated Subadviser”) with respect to a particular Advisory Client, the Investment Managers may delegate proxy voting responsibility to the Affiliated Subadviser. The Investment Managers may also delegate proxy voting responsibility to a subadviser that is not an Affiliated Subadviser in certain limited situations as disclosed to fund shareholders (e.g., where an Investment Manager to a pooled investment vehicle has engaged a subadviser that is not an Affiliated Subadviser to manage all or a portion of the assets).

HOW THE INVESTMENT MANAGERS VOTE PROXIES

Proxy Services

All proxies received by the Proxy Group will be voted based upon the Investment Managers’ instructions and/or policies. To assist it in analyzing proxies of equity securities, the Investment Managers subscribe to Institutional Shareholder Services Inc. (“ISS”), an unaffiliated third-party corporate governance research service that provides in-depth analyses of shareholder meeting agendas and vote recommendations. In addition, the Investment Managers subscribe to ISS’s Proxy Voting Service and Vote Disclosure Service. These services include receipt of proxy ballots, custodian bank relations, account maintenance, vote execution, ballot reconciliation, vote record maintenance, comprehensive reporting capabilities, and vote disclosure services. Also, the Investment Managers subscribe to Glass, Lewis & Co., LLC (“Glass Lewis”), an unaffiliated third-party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies, as well as a limited subscription to its international research.

Although analyses provided by ISS, Glass Lewis, and/or another independent third-party proxy service provider (each a “Proxy Service”) are thoroughly reviewed and considered in making a final voting decision, the Investment Managers do not consider recommendations from a Proxy Service or any third-party to be determinative of the Investment Managers’ ultimate decision. Rather, the Investment Managers exercise their independent judgment in making voting decisions. As a matter of policy, the officers, directors and employees of the Investment Managers and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of Advisory Clients.

For ease of reference, the Proxy Policies often refer to all Advisory Clients. However, our processes and practices seek to ensure that proxy voting decisions are suitable for individual Advisory Clients. In some cases, the Investment Managers’ evaluation may result in an individual Advisory Client or Investment Manager voting differently, depending upon the nature and objective of the fund or account, the composition of its portfolio, whether the Investment Manager has adopted a specialty or custom voting policy, and other factors.

Conflicts of Interest

All conflicts of interest will be resolved in the best interests of the Advisory Clients. The Investment Managers are affiliates of a large, diverse financial services firm with many affiliates and makes its best efforts to mitigate conflicts of interest. However, as a general matter, the Investment Managers take the position that relationships between certain affiliates that do not use the “Franklin Templeton” name (“Independent Affiliates”) and an issuer (e.g., an investment management relationship between an issuer and an Independent Affiliate) do not present a conflict of interest for an Investment Manager in voting proxies with respect to such issuer because: (i) the Investment Managers operate as an independent business unit from the Independent Affiliate business units, and (ii) informational barriers exist between the Investment Managers and the Independent Affiliate business units.

Material conflicts of interest could arise in a variety of situations, including as a result of the Investment Managers’ or an affiliate’s (other than an Independent Affiliate as described above): (i) material business relationship with an issuer or proponent, (ii) direct or indirect pecuniary interest in an issuer or proponent; or (iii) significant personal or family relationship with an issuer or proponent. Material conflicts of interest are identified by the Proxy Group based upon analyses of client, distributor, broker dealer, and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings. The Proxy Group gathers and analyzes this information on a best-efforts basis, as much of this information is provided directly by individuals and groups other than the Proxy Group, and the Proxy Group relies on the accuracy of the information it receives from such parties.

Nonetheless, even though a potential conflict of interest between the Investment Managers or an affiliate (other than an Independent Affiliate as described above) and an issuer may exist: (1) the Investment Managers may vote in opposition to the recommendations of an issuer’s management even if contrary to the recommendations of a third-party proxy voting research provider; (2) if management has made no recommendations, the Proxy Group may defer to the voting instructions of the Investment Managers; and (3) with respect to shares held by Franklin Resources, Inc. or its affiliates for their own corporate accounts, such shares may be voted without regard to these conflict procedures.

Otherwise, in situations where a material conflict of interest is identified between the Investment Managers or one of its affiliates (other than Independent Affiliates) and an issuer, the Proxy Group may vote consistent with the voting recommendation of a Proxy Service or send the proxy directly to the relevant Advisory Clients with the Investment Managers’ recommendation regarding the vote for approval. To address certain affiliate conflict situations, the Investment Managers will employ pass-through voting or mirror voting when required pursuant to a fund’s governing documents or applicable law.

Where the Proxy Group refers a matter to an Advisory Client, it may rely upon the instructions of a representative of the Advisory Client, such as the board of directors or trustees, a committee of the board, or an appointed delegate in the case of a U.S. registered investment company, a conducting officer in the case of a fund that has appointed FTIS S.à.r.l as its Management Company, the Independent Review Committee for Canadian investment funds, or a plan administrator in the case of an employee benefit plan. A quorum of the board of directors or trustees or of a committee of the board can be reached by a majority of members, or a majority of non-recused members. The Proxy Group may determine to vote all shares held by Advisory Clients of the Investment Managers and affiliated Investment Managers (other than Independent Affiliates) in accordance with the instructions of one or more of the Advisory Clients.

The Investment Managers may also decide whether to vote proxies for securities deemed to present conflicts of interest that are sold following a record date, but before a shareholder meeting date. The Investment Managers may consider various factors in deciding whether to vote such proxies, including the Investment Managers’ long-term view of the issuer’s securities for investment, or it may defer the decision to vote to the applicable Advisory Client. The Investment Managers also may be unable to vote, or choose not to vote, a proxy for securities deemed to present a conflict of interest for any of the reasons outlined in the first paragraph of the section of these policies entitled “Proxy Procedures.”

Weight Given Management Recommendations

One of the primary factors the Investment Managers consider when determining the desirability of investing in a particular company is the quality and depth of that company’s management. Accordingly, the recommendation of management on any issue is a factor that the Investment Managers consider in determining how proxies should be voted. However, the Investment Managers do not consider recommendations from management to be determinative of the Investment Managers’ ultimate decision. Each issue is considered on its own merits, and the Investment Managers will not support the position of a company’s management in any situation where it determines that the ratification of management’s position would adversely affect the investment merits of owning that company’s shares.

Engagement with Issuers

The Investment Managers believe that engagement with issuers is important to good corporate governance and to assist in making proxy voting decisions. The Investment Managers may engage with issuers to discuss specific ballot items to be voted on in advance of an annual or special meeting to obtain further information or clarification on the proposals. The Investment Managers may also engage with management on a range of environmental, social or corporate governance issues throughout the year.

THE PROXY GROUP

The Proxy Group is part of the Franklin Templeton Companies, LLC Legal Department and is overseen by legal counsel. Full-time staff members and support staff (which includes individuals that are employees of affiliates of Franklin Templeton Companies, LLC) are devoted to proxy voting administration and oversight and providing support and assistance where needed. On a daily basis, the Proxy Group will review each proxy upon receipt as well as any agendas, materials and recommendations that they receive from a Proxy Service or other sources. The Proxy Group maintains a record of all shareholder meetings that are scheduled for companies whose securities are held by the Investment Managers’ managed funds and accounts. For each shareholder meeting, a member of the Proxy Group will consult with the research analyst that follows the security and provide the analyst with the agenda, analyses of one or more Proxy Services, recommendations and any other information provided to the Proxy Group. Except in situations identified as presenting material conflicts of interest, the Investment Managers’ research analyst and relevant portfolio manager(s) are responsible for making the final voting decision based on their review of the agenda, analyses of one or more Proxy Services, proxy statements, their knowledge of the company and any other information publicly available.

In situations where the Investment Managers have not responded with vote recommendations to the Proxy Group by the deadline date, the Proxy Group may vote consistent with the vote recommendations of a Proxy Service. Except in cases where the Proxy Group is voting consistent with the voting recommendation of a Proxy Service, the Proxy Group must obtain voting instructions from the Investment Managers’ research analysts, relevant portfolio manager(s), legal counsel and/or the Advisory Client prior to submitting the vote. In the event that an account holds a security that an Investment Manager did not purchase on its behalf, and the Investment Manager does not normally consider the security as a potential investment for other accounts, the Proxy Group may vote consistent with the voting recommendations of a Proxy Service or take no action on the meeting.

The Proxy Group is fully cognizant of its responsibility to process proxies and maintain proxy records as may be required by relevant rules and regulations. In addition, the Investment Managers understand their fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings. Therefore, the Investment Managers will generally attempt to process every proxy it receives for all domestic and foreign securities. However, there may be situations in which the Investment Managers may be unable to successfully vote a proxy, or may choose not to vote a proxy, such as where: (i) a proxy ballot was not received from the custodian bank; (ii) a meeting notice was received too late; (iii) there are fees imposed upon the exercise of a vote and it is determined that such fees outweigh the benefit of voting; (iv) there are legal encumbrances to voting, including blocking restrictions in certain markets that preclude the ability to dispose of a security if an Investment

Manager votes a proxy or where the Investment Manager is prohibited from voting by applicable law, economic or other sanctions, or other regulatory or market requirements, including but not limited to, effective Powers of Attorney; (v) additional documentation or the disclosure of beneficial owner details is required; (vi) the Investment Managers held shares on the record date but has sold them prior to the meeting date; (vii) the Advisory Client held shares on the record date, but the Advisory Client closed the account prior to the meeting date; (viii) a proxy voting service is not offered by the custodian in the market; (ix) due to either system error or human error, the Investment Managers’ intended vote is not correctly submitted; (x) the Investment Managers believe it is not in the best interest of the Advisory Client to vote the proxy for any other reason not enumerated herein; or (xi) a security is subject to a securities lending or similar program that has transferred legal title to the security to another person.

Rejected Votes

Even if the Investment Managers use reasonable efforts to vote a proxy on behalf of its Advisory Clients, such vote or proxy may be rejected because of (a) operational or procedural issues experienced by one or more third parties involved in voting proxies in such jurisdictions; (b) changes in the process or agenda for the meeting by the issuer for which the Investment Managers do not have sufficient notice; or (c) the exercise by the issuer of its discretion to reject the vote of the Investment Managers. In addition, despite the best efforts of the Proxy Group and its agents, there may be situations where the Investment Managers’ votes are not received, or properly tabulated, by an issuer or the issuer’s agent.

Securities on Loan

The Investment Managers or their affiliates may, on behalf of one or more of the proprietary registered investment companies advised by the Investment Managers or their affiliates, make efforts to recall any security on loan where the Investment Manager or its affiliates (a) learn of a vote on an event that may materially affect a security on loan and (b) determine that it is in the best interests of such proprietary registered investment companies to recall the security for voting purposes. The ability to timely recall shares is not entirely within the control of the Investment Managers. Under certain circumstances, the recall of shares in time for such shares to be voted may not be possible due to applicable proxy voting record dates or other administrative considerations.

Split Voting

There may be instances in certain non-U.S. markets where split voting is not allowed. Split voting occurs when a position held within an account is voted in accordance with two differing instructions. Some markets and/or issuers only allow voting on an entire position and do not accept split voting. In certain cases, when more than one Franklin Templeton investment manager has accounts holding shares of an issuer that are held in an omnibus structure, the Proxy Group will seek direction from an appropriate representative of the Advisory Client with multiple Investment Managers (such as a conducting officer of the Management Company in the case of a SICAV), or the Proxy Group will submit the vote based on the voting instructions provided by the Investment Manager with accounts holding the greatest number of shares of the security within the omnibus structure.

Bundled Items

If several issues are bundled together in a single voting item, the Investment Managers will assess the total benefit to shareholders and the extent that such issues should be subject to separate voting proposals.

PROCEDURES FOR MEETINGS INVOLVING FIXED INCOME SECURITIES & PRIVATELY HELD ISSUERS

From time to time, certain custodians may process events for fixed income securities through their proxy voting channels rather than corporate action channels for administrative convenience. In such cases, the Proxy Group will receive ballots for such events on the ISS voting platform. The Proxy Group will solicit voting instructions from the Investment Managers for each account or fund involved. If the Proxy Group does not receive voting instructions from the Investment Managers, the Proxy Group will take no action on the event. The Investment Managers may be unable to vote a proxy for a fixed income security, or may choose not to vote a proxy, for the reasons described under the section entitled “Proxy Procedures.”

In the rare instance where there is a vote for a privately held issuer, the decision will generally be made by the relevant portfolio managers or research analysts.

The Proxy Group will monitor such meetings involving fixed income securities or privately held issuers for conflicts of interest in accordance with these procedures. If a fixed income or privately held issuer is flagged as a potential conflict of interest, the Investment Managers may nonetheless vote as it deems in the best interests of its Advisory Clients. The Investment Managers will report such decisions on an annual basis to Advisory Clients as may be required.

Appendix A

These Proxy Policies apply to accounts managed by personnel within Franklin Equity Group, which includes the following Investment Managers:

Franklin Advisers, Inc. (FAV)

Franklin Templeton Institutional, LLC

Franklin Templeton Portfolio Advisors, Inc. (FTPA)

The following Proxy Policies apply to FAV only:

HOW THE INVESTMENT MANAGERS VOTE PROXIES

Proxy Services

Certain of the Investment Managers’ separate accounts or funds (or a portion thereof) are included under Franklin Templeton Investment Solutions (“FTIS”), a separate investment group within Franklin Templeton, and employ a quantitative strategy.

For such accounts, FTIS’s proprietary methodologies rely on a combination of quantitative, qualitative, and behavioral analysis rather than fundamental security research and analyst coverage that an actively-managed portfolio would ordinarily employ. Accordingly, absent client direction, in light of the high number of positions held by such accounts and the considerable time and effort that would be required to review proxy statements and ISS or Glass Lewis recommendations, the Investment Manager may review ISS’s non-US Benchmark guidelines, ISS’s specialty guidelines (in particular, ISS’s Sustainability guidelines), or Glass Lewis’s US guidelines (the “the ISS and Glass Lewis Proxy Voting Guidelines”) and determine, consistent with the best interest of its clients, to provide standing instructions to the Proxy Group to vote proxies according to the recommendations of ISS or Glass Lewis.

The Investment Manager, however, retains the ability to vote a proxy differently than ISS or Glass Lewis recommends if the Investment Manager determines that it would be in the best interests of Advisory Clients (for example, where an issuer files additional solicitation materials after a Proxy Service has issued its voting recommendations but sufficiently before the vote submission deadline and these materials would reasonably be expected to affect the Investment Manager’s voting determination).

The following Proxy Policies apply to FTPA only:

RESPONSIBILITY OF THE INVESTMENT MANAGERS TO VOTE PROXIES

In certain SMA programs, typically where the SMA program sponsor has not elected for the Investment Manager to vote proxies, or where the Investment Manager only provides non-discretionary management services to the SMA program, the Investment Manager will not be delegated the responsibility to vote proxies held by the SMA program accounts. Instead, the SMA program sponsor or another service provider will generally vote these proxies. Clients in SMA programs should contact the SMA program sponsor for a copy of the program sponsor’s proxy voting policies.

The ISS proxy voting guidelines can be found at:

https://www.issgovernance.com/policy-gateway/voting-policies/.

The Glass Lewis proxy voting guidelines can be found at:

https://www.glasslewis.com/voting-policies-current/.

Item 8. Portfolio	Managers of Closed-End Management Investment Companies.

a) (1) As of February 27, 2023, the portfolio managers of the Fund are as follows:

Sonal Desai, Ph.D, Glenn I. Voyles, CFA, Justin G. MA, CFA and David Yuen, CFA, FRM, serve as the portfolio management team responsible for managing the Fund’s portfolio investment. Each of them has experience managing Franklin mutual funds and private accounts.

Ms. Desai has been a portfolio manager of the Fund since December 2018. She joined Franklin Templeton in 2009.

Mr. Voyles has been a portfolio manager of the Fund since 2006. He joined Franklin Templeton in 1993.

Mr. Ma has been a portfolio manager of the Fund since 2013. He joined Franklin Templeton in 2006.

(a) (2) This section reflects information about the portfolio managers as of the fiscal year ended December 31, 2022.

The following table shows the number of other accounts managed by each portfolio manager and the total assets in the accounts managed within each category:

Name	Number of Other Registered Investment Companies Managed[1]	Assets of Other Registered Investment Companies Managed (x $1 million)[1]	Number of Other Pooled Investment Vehicles Managed[1]	Assets of Other Pooled Investment Vehicles Managed (x $1 million)[1]	Number of Other Accounts Managed[1]	Assets of Other Accounts Managed (x $1 million)[1]
Sonal Desai	9	10,514.3	12	4,066.3	7	2,884.2
Glenn Voyles	4	3,189.4	4	1,046.5	1	35.0
Justin Ma	5	2,796.2	1	0.0	N/A	N/A
Patrick Klein	11	12,598.8	6	1,084.2	3	561.1

1.

The various pooled investment vehicles and accounts listed are managed by a team of investment professionals. Accordingly, the individual managers listed would not be solely responsible for managing such listed amounts.

Portfolio managers that provide investment services to the Fund may also provide services to a variety of other investment products, including other funds, institutional accounts and private accounts. The advisory fees for some of such other products and accounts may be different than that charged to the Fund and may include performance based compensation (as noted in the chart above, if any). This may result in fees that are higher (or lower) than the advisory fees paid by the Fund. As a matter of policy, each fund or account is managed solely for the benefit of the beneficial owners thereof. As discussed below, the separation of the trading execution function from the portfolio management function and the application of objectively based trade allocation procedures help to mitigate potential conflicts of interest that may arise as a result of the portfolio managers managing accounts with different advisory fees.

Conflicts.    The management of multiple funds, including the Fund, and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The investment manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. As noted above, the separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The investment manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be an indirect relationship between a portfolio manager’s marketing or sales efforts and his or her bonus.

Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. While the funds and the investment manager have adopted a code of ethics which they believe contains provisions designed to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

The investment manager and the Fund have adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Compensation.    The investment manager seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually, and the level of compensation is based on individual performance, the salary range for a portfolio manager’s level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager’s compensation consists of the following three elements:

Base salary    Each portfolio manager is paid a base salary.

Annual bonus    Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund’s shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%). The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Resources and mutual funds advised by the investment manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders. The Chief

Investment Officer of the investment manager and/or other officers of the investment manager, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:

•

Investment performance.    Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

•

Non-investment performance.    The more qualitative contributions of the portfolio manager to the investment manager’s business and the investment management team, including professional knowledge, productivity, responsiveness to client needs and communication, are evaluated in determining the amount of any bonus award.

•	Responsibilities. The characteristics and complexity of funds managed by the portfolio manager are factored in the investment manager’s appraisal.

Additional long-term equity-based compensation    Portfolio managers may also be awarded restricted shares or units of Resources stock or restricted shares or units of one or more mutual funds. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Benefits    Portfolio managers also participate in benefit plans and programs available generally to all employees of the investment manager.

Ownership of Fund shares. The investment manager has a policy of encouraging portfolio managers to invest in the funds they manage. Exceptions arise when, for example, a fund is closed to new investors or when tax considerations or jurisdictional constraints cause such an investment to be inappropriate for the portfolio manager. The following is the dollar range of Fund shares beneficially owned by the portfolio managers (such amounts may change from time to time):

Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned
Sonal Desai	None
David Yuen	None
Justin G. Ma	None
Glenn I. Voyles	None

Item 9.    Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.     N/A

Item 10.    Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11.    Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)    Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12.    Disclosure of Securities Lending Activities for Closed-End Management Investment Company.

Securities lending agent The board of trustees has approved the Fund’s participation in a securities lending program. Under the securities lending program, Bank of New York Mellon serves as the Fund’s securities lending agent.

The securities lending agent is responsible for the implementation and administration of the Funds’ securities lending program. Pursuant to the respective Securities Lending Agreements with the Fund, the securities lending agent performs a variety of services, including (but not limited to) the following:

o   Trade finding, execution and settlement

o   Settlement monitoring and controls, reconciliations, corporate actions and recall management

o   Collateral management and valuation information

o   Invoice management and billing from counterparties

For the year ended December 31, 2022, the income earned by the Fund as well as the fees and/or compensation paid by the Fund in dollars pursuant to a securities lending agreement between the Trust with respect to the Fund and the Securities Lending Agent were as follows (figures may differ from those shown in shareholder reports due to time of availability and use of estimates):

Gross income earned by the Fund from securities lending activities	$122
Fees and/or compensation paid by the Fund for securities lending activities and related services
Fees paid to Securities Lending Agent from revenue split	$11
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in a revenue split	$ –
Administrative fees not included in a revenue split	$ –
Indemnification fees not included in a revenue split	$ –
Rebate (paid to borrower)	$ –
Other fees not included above	$ –
Aggregate fees/compensation paid by the Fund for securities lending activities	$11
Net income from securities lending activities	$111

Item 13.    Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer – Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

(a) (2) (1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a) (2) (2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer – Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

(c) Pursuant to the Securities and Exchange Commission’s Order granting relief from Section 19(b) of the Investment Company Act of 1940, the 19(a) Notices to Beneficial Owners are attached hereto as Exhibit

(d) Consent of Independent Registered Public Accounting Firm

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Limited Duration Income Trust

By	S\MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer –Finance and Administration
Date February 27, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	S\MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer –Finance and Administration
Date February 27, 2023

By	S\CHRISTOPHER KINGS
Christopher Kings
Chief Financial Officer, Chief Accounting Officer and Treasurer
Date February 27, 2023